   As filed with the Securities and Exchange Commission on August 23, 2005
                                               1933 Act Registration No. 2-25469
                                              1940 Act Registration No. 811-1424



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X

         Pre-Effective Amendment No.


         Post-Effective Amendment No. 85                                   X



                                     and/or

REGISTRATION STATEMENT UNDER THE                                           X


         Amendment No.     85                                              X



                        (Check appropriate box or boxes.)

                                AIM EQUITY FUNDS
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
              ----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                 --------------

                                Robert H. Graham

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
              ----------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
      Ofelia M. Mayo, Esquire                     Martha J. Hays, Esquire
       A I M Advisors, Inc.               Ballard Spahr Andrews & Ingersoll, LLP
   11 Greenway Plaza, Suite 100               1735 Market Street, 51st Floor
    Houston, Texas  77046-1173            Philadelphia, Pennsylvania  19103-7599



It is proposed that this filing will become effective (check appropriate box)


___  immediately upon filing pursuant to paragraph (b)
___  on (date) pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
_X_  on October 25, 2005 pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on (date) pursuant to paragraph (a)(2) of rule 485.





If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                   AIM DIVERSIFIED DIVIDEND FUND

                                                                     PROSPECTUS

                                                               OCTOBER 25, 2005


AIM Diversified Dividend Fund seeks to provide growth of capital and, secondarily, current income.

--------------------------------------------------------------------------------


This prospectus contains important information about the Class A, B, C, R and Investor Class shares of the fund. Please read it before investing and keep it for future reference.


Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares--Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

Hypothetical Investment and Expense
  Information                                        5

DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------


FUND MANAGEMENT                                      6
------------------------------------------------------

The Advisor                                          6

Advisor Compensation                                 6

Portfolio Manager                                    7

OTHER INFORMATION                                    7
------------------------------------------------------

Sales Charges                                        7

Dividends and Distributions                          7

FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-15

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet these objectives by investing, normally, at least 80% of its assets in dividend-paying equity securities. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund may invest up to 20% of assets in master limited partnerships or in investment-grade debt securities of U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting investments, the portfolio manager seeks stocks that have paid consistent or increasing dividends. The portfolio manager focuses on the financial health and profit sustainability of the company issuing the stock, and selects stocks that offer the most total return potential from price appreciation and dividend return. The portfolio manager considers whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -12.90%
2003...................................................................   26.90%
2004...................................................................   13.84%



    The Class A shares' year-to-date total return as of September 30, 2005 was
[    ]%.


    During the periods shown in the bar chart, the highest quarterly return was 14.18% (quarter ended June 30, 2003) and the lowest quarterly return was -14.15% (quarter ended September 30, 2002).

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended December 31,                       SINCE       INCEPTION
2004)                                    1 YEAR           INCEPTION      DATE
--------------------------------------------------------------------------------
Class A                                                                 12/31/01
  Return Before Taxes                      7.57%            5.95%
  Return After Taxes on Distributions      6.93             5.70
  Return After Taxes on Distributions
     and Sale of Fund Shares               5.42             5.04
Class B                                                                 12/31/01
  Return Before Taxes                      8.12             6.39
Class C                                                                 12/31/01
  Return Before Taxes                     12.13             7.24
Class R(1)                                                              12/31/01(1)
  Return Before Taxes                     13.67             7.80
Investor Class(2)
  Return Before Taxes                     13.84             7.96        12/31/01(2)
--------------------------------------------------------------------------------
S&P 500 Index(3)                          10.87             3.58(6)     12/31/01(6)
Russell 1000--Registered Trademark--
  Index(4)                                11.40             4.27(6)     12/31/01(6)
Lipper Large Cap Core Fund Index(5)        8.29             2.11(6)     12/31/01(6)
--------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B, C, R and Investor Class shares will vary.



(1) The returns shown for these periods are the restated historical performance of the fund's Class A shares at net asset value adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares. Class R shares would have different returns because, although the shares are invested in the same portfolio of securities, Class R has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is October 25, 2005.



(2) The returns shown for these periods are the restated historical performance of the fund's Class A shares at net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is July 18, 2005.


(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also included the Russell 1000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the fund has included the Lipper Large Cap Core Fund Index (which may or may not include the fund) for comparison to a peer group.


(4) The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.


(5) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Core Classification. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap Core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.


(6) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------------
(fees paid directly                                                                            INVESTOR
from your investment)                            CLASS A       CLASS B   CLASS C    CLASS R    CLASS
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)                                      5.50%      None      None        None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)              None(1,2)  5.00%     1.00%       None(3)    None
-------------------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(4,5)
-------------------------------------------------------------------------------------------------------
(expenses that are deducted                                                                    INVESTOR
from fund assets)                                    CLASS A   CLASS B   CLASS C    CLASS R    CLASS
--------------------------------------------------------------------------------------------
Management Fees(6)                                    0.51%     0.51%     0.51%      0.51%       0.51%

Distribution and/or Service (12b-1) Fees(7)           0.25      1.00      1.00       0.50        0.17

Other Expenses                                        0.28      0.28      0.28       0.28        0.28

Total Annual Fund Operating Expenses(8,9)             1.04      1.79      1.79       1.29        0.96

-------------------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets, occurs within 12 months from the date of the retirement plan's initial purchase.


(4) There is no guarantee that actual expenses will be the same as those shown in the table.


(5) Total Annual Fund Operating Expenses have been restated to reflect the current fees in effect upon the closing of the reorganization of AIM Core Stock Fund into the fund on July 18, 2005.


(6) Effective July 18, 2005, the Board of Trustees has approved a permanent reduction of the advisory fee of the fund to 0.60% of the first $350 million, plus 0.55% of the next $350 million, plus 0.50% of the next $1.3 billion, plus 0.45% of the next $2 billion, plus 0.40% of the next $2 billion, plus 0.375% of the next $2 billion, plus 0.35% of the fund's average daily net assets in excess of $8 billion.


(7) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.


(8) The fund's investment advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Investor Class shares to 1.40%, 2.15%, 2.15%, 1.65% and 1.40% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above:
    (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangement from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation for Class A, Class B and Class C shares is in effect through October 31, 2005 and for Class R and Investor Class shares through October 31, 2006.


(9) The fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Investor Class shares to 1.00%, 1.65%, 1.65%, 1.25% and 1.00% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangement from which the fund benefits are in the form of credits that the fund received from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated and net of all of the above agreements were 1.00%, 1.65%, 1.65%, 1.25% and 0.96% for Class A, Class B, Class C, Class R and Investor Class shares, respectively for the year ended October 31, 2004.


If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $650     $863     $1,092     $1,751
Class B                                      682      863      1,170      1,908
Class C                                      282      563        970      2,105
Class R                                      131      409        708      1,556
Investor Class                                98      306        531      1,178
--------------------------------------------------------------------------------




    You would pay the following expenses if you did not redeem your shares:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $650     $863     $1,092     $1,751
Class B                                      182      563        970      1,908
Class C                                      182      563        970      2,105
Class R                                      131      409        708      1,556
Investor Class                                98      306        531      1,178
--------------------------------------------------------------------------------

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--ANNUAL EXPENSE
RATIO 1.04%                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         3.96%        8.08%       12.36%       16.81%       21.43%
End of Year Balance           $10,396.00   $10,807.68   $11,235.67   $11,680.60   $12,143.15
Estimated Annual Expenses     $   106.06   $   110.26   $   114.63   $   119.16   $   123.88
--------------------------------------------------------------------------------------------

CLASS A--ANNUAL EXPENSE
RATIO 1.04%                     YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.24%       31.24%       36.44%       41.84%       47.46%
End of Year Balance           $12,624.02   $13,123.93   $13,643.64   $14,183.93   $14,745.61
Estimated Annual Expenses     $   128.79   $   133.89   $   139.19   $   144.70   $   150.43
--------------------------------------------------------------------------------------------

CLASS B--ANNUAL EXPENSE
RATIO 1.79%                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         3.21%        6.52%        9.94%       13.47%       17.11%
End of Year Balance           $10,321.00   $10,652.30   $10,994.24   $11,347.16   $11,711.40
Estimated Annual Expenses     $   181.87   $   187.71   $   193.74   $   199.96   $   206.37
--------------------------------------------------------------------------------------------

CLASS B--ANNUAL EXPENSE
RATIO 1.79%                     YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        20.87%       24.75%       28.76%       33.86%       39.16%
End of Year Balance           $12,087.34   $12,475.34   $12,875.80   $13,385.68   $13,915.75
Estimated Annual Expenses     $   213.00   $   219.84   $   226.89   $   136.56   $   141.97
--------------------------------------------------------------------------------------------

CLASS C--ANNUAL EXPENSE
RATIO 1.79%                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         3.21%        6.52%        9.94%       13.47%       17.11%
End of Year Balance           $10,321.00   $10,652.30   $10,994.24   $11,347.16   $11,711.40
Estimated Annual Expenses     $   181.87   $   187.71   $   193.74   $   199.96   $   206.37
--------------------------------------------------------------------------------------------

CLASS C--ANNUAL EXPENSE
RATIO 1.79%                     YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        20.87%       24.75%       28.76%       32.89%       37.16%
End of Year Balance           $12,087.34   $12,475.34   $12,875.80   $13,289.11   $13,715.69
Estimated Annual Expenses     $   213.00   $   219.84   $   226.89   $   234.18   $   241.69
--------------------------------------------------------------------------------------------

CLASS R--ANNUAL EXPENSE
RATIO 1.29%                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         3.71%        7.56%       11.55%       15.69%       19.98%
End of Year Balance           $10,371.00   $10,755.76   $11,154.80   $11,568.65   $11,997.84
Estimated Annual Expenses     $   131.39   $   136.27   $   141.32   $   146.57   $   152.00
--------------------------------------------------------------------------------------------

CLASS R--ANNUAL EXPENSE
RATIO 1.29%                     YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        24.43%       29.05%       33.83%       38.80%       43.95%
End of Year Balance           $12,442.96   $12,904.60   $13,383.36   $13,879.88   $14,394.82
Estimated Annual Expenses     $   157.64   $   163.49   $   169.56   $   175.85   $   182.37
--------------------------------------------------------------------------------------------

INVESTOR CLASS--ANNUAL
EXPENSE RATIO 0.96%             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.04%        8.24%       12.62%       17.17%       21.90%
End of Year Balance           $10,404.00   $10,824.32   $11,261.62   $11,716.59   $12,189.94
Estimated Annual Expenses     $    97.94   $   101.90   $   106.01   $   110.30   $   114.75
--------------------------------------------------------------------------------------------

INVESTOR CLASS--ANNUAL
EXPENSE RATIO 0.96%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.82%       31.95%       37.28%       42.82%       48.59%
End of Year Balance           $12,682.42   $13,194.79   $13,727.86   $14,282.46   $14,859.47
Estimated Annual Expenses     $   119.39   $   124.21   $   129.23   $   134.45   $   139.88
--------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at (http://www.aiminvestments.com). To reach this information, access the fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:

---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION                                           WEBSITE POSTING                             POSTED ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Top ten holdings as of month end        15 days after month end                      Until posting of the following month's top
                                                                                      ten holdings
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       30 days after calendar quarter end           For one year
 calendar quarter end
---------------------------------------------------------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at (http://www.aiminvestments.com).

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.



    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; (v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and (vi) that the defendants breached their fiduciary duties by failing to ensure that the funds participated in class action settlements in which they were eligible to participate.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION

During the fiscal year ended October 31, 2004, the advisor received compensation of 0.09% of average daily net assets.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

PORTFOLIO MANAGER

Meggan M. Walsh, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. She has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1991.

    She is assisted by the advisor's Diversified Dividend Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of her compensation structure, and information regarding other accounts she manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES


Purchases of Class A shares of AIM Diversified Dividend Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.


DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS

The fund generally declares and pays dividends, if any, quarterly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).



    The information for the fiscal years ended 2004 and 2003 and the fiscal period ended 2002 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Audit Committee of the Board of Trustees (the Board) of the fund has appointed a new independent registered public accounting firm for the fund's current fiscal year (2005). Such appointment was ratified and approved by the independent trustees of the Board. For information regarding the change in the independent registered public accounting firm, see the Statement of Additional Information.



    AIM Diversified Dividend's Class R shares and Investor Class shares commenced operations on October 25, 2005 and July 18, 2005, respectively and therefore, financial information for such shares is not available.



                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                                        DECEMBER 31, 2001
                                                              SIX MONTHS           YEAR ENDED           (DATE OPERATIONS
                                                                ENDED             OCTOBER 31,             COMMENCED) TO
                                                              APRIL 30,        ------------------          OCTOBER 31,
                                                                 2005           2004       2003               2002
Net asset value, beginning of period                           $  11.48        $ 10.26    $  8.70            $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.10(a)        0.14       0.06(b)           (0.03)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.59           1.23       1.54              (1.27)
=========================================================================================================================
    Total from investment operations                               0.69           1.37       1.60              (1.30)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.10)         (0.15)     (0.04)                --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.21)            --         --                 --
=========================================================================================================================
    Total distributions                                           (0.31)         (0.15)     (0.04)                --
=========================================================================================================================
Net asset value, end of period                                 $  11.86        $ 11.48    $ 10.26            $  8.70
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                    5.98%         13.36%     18.39%            (13.00)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $122,983        $63,513    $22,375            $ 7,834
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.00%(d)       1.00%      1.51%              1.75%(e)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.45%(d)       1.70%      2.12%              4.26%(e)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets        1.66%(a)(d)    1.27%      0.65%             (0.34)%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                                            7%            30%        72%                42%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.09 and 1.38%, respectively.


(b) Calculated using average shares outstanding.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(d) Ratios are annualized and based on average daily net assets of $90,314,821.


(e) Annualized.


(f) Not annualized for periods less than one year.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                                        DECEMBER 31, 2001
                                                              SIX MONTHS           YEAR ENDED           (DATE OPERATIONS
                                                                ENDED             OCTOBER 31,             COMMENCED) TO
                                                              APRIL 30,        ------------------          OCTOBER 31,
                                                                 2005           2004       2003               2002
Net asset value, beginning of period                           $ 11.38         $ 10.17    $  8.65            $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06(a)         0.07       0.00(b)           (0.08)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.59            1.21       1.53              (1.27)
=========================================================================================================================
    Total from investment operations                              0.65            1.28       1.53              (1.35)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.06)          (0.07)     (0.01)                --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.21)             --         --                 --
=========================================================================================================================
    Total distributions                                          (0.27)          (0.07)     (0.01)                --
=========================================================================================================================
Net asset value, end of period                                 $ 11.76         $ 11.38    $ 10.17            $  8.65
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   5.67%          12.63%     17.67%            (13.50)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $72,926         $45,700    $21,582            $ 7,100
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.65%(d)        1.65%      2.16%              2.40%(e)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.10%(d)        2.35%      2.77%              4.91%(e)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       1.01%(a)(d)     0.62%      0.00%             (0.99)%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                                           7%             30%        72%                42%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.05 and 0.73%, respectively.


(b) Calculated using average shares outstanding.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(d) Ratios are annualized and based on average daily net assets of $59,416,500.


(e) Annualized.


(f) Not annualized for periods less than one year.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                                                       DECEMBER 31, 2001
                                                              SIX MONTHS          YEAR ENDED           (DATE OPERATIONS
                                                                ENDED             OCTOBER 31,            COMMENCED) TO
                                                              APRIL 30,        -----------------          OCTOBER 31,
                                                                 2005           2004       2003              2002
Net asset value, beginning of period                           $ 11.37         $ 10.16    $ 8.65            $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06(a)         0.07      0.00(b)           (0.08)(b)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.58            1.21      1.52              (1.27)
========================================================================================================================
    Total from investment operations                              0.64            1.28      1.52              (1.35)
========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.06)          (0.07)    (0.01)                --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.21)             --        --                 --
========================================================================================================================
    Total distributions                                          (0.27)          (0.07)    (0.01)                --
========================================================================================================================
Net asset value, end of period                                 $ 11.74         $ 11.37    $10.16            $  8.65
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                                   5.59%          12.64%    17.55%            (13.50)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $30,070         $15,316    $5,848            $ 1,116
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.65%(d)        1.65%     2.16%              2.40%(e)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.10%(d)        2.35%     2.77%              4.91%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net assets       1.01%(a)(d)     0.62%     0.00%             (0.99)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                           7%             30%       72%                42%
________________________________________________________________________________________________________________________
========================================================================================================================



(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.05 and 0.73%, respectively.


(b) Calculated using average shares outstanding.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(d) Ratios are annualized and based on average daily net assets of $22,915,866.


(e) Annualized.


(f) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(4)          CLASS C           CLASS R           INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial sales  - No initial      - No initial      - No initial
  charge               sales charge      charge              sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent        - Contingent      - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales      deferred sales    contingent        deferred sales
  charge for           charge            charge on           charge on         deferred sales    charge
  certain                                redemptions         redemptions       charge(2)
  purchases(2)                           within six years    within one
                                                             year(7)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of      - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%               1.00%             0.50%             0.25%(3)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")(3)

                     - Does not        - Converts to       - Does not        - Does not        - Does not
                       convert to        Class A shares      convert to        convert to        convert to
                       Class A shares    at the end of       Class A shares    Class A shares    Class A shares
                                         the month which
                                         is eight years
                                         after the date
                                         on which shares
                                         were purchased
                                         along with a pro
                                         rata portion of
                                         its reinvested
                                         dividends and
                                         distributions(5)

- Generally more     - Available only  - Purchase orders   - Generally more  - Generally,      - Closed to new
  appropriate for      for a limited     limited to          appropriate       only available    investors,
  long-term            number of         amount less than    for short-term    to employee       except as
  investors            funds             $100,000(6)         investors         benefit           described in
                                                           - Purchase          plans(9)          the
                                                             orders limited                      "Purchasing
                                                             to amount less                      Shares -- Grandfathered
                                                             than                                Investors"
                                                             $1,000,000(8)                       section of
                                                                                                 your
                                                                                                 prospectus
---------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.

(4) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(7) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(9) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.
  ------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--10/05

                                 -------------
                                 THE AIM FUNDS


                        -------------
    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a

MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                                  EXCHANGE TO                                ALLOWED                  PROHIBITED
------------------------------------------------------------------------------------------------------------------------------------
Class A                  Class A, A3, Investor Class, or AIM Cash Reserve
                         Shares. Exceptions are:
                         - Class A Shares of AIM Limited Maturity Treasury Fund
                         and AIM Tax-Free Intermediate Fund are currently closed
                           to new investors.
                         - Class A Shares of AIM Limited Maturity Treasury Fund,                         X
                         AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate
                           Fund cannot be exchanged for Class A3 Shares of those
                           funds.
                         - Investor Class Shares of all funds are currently
                         offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------
Class A                  Class B, C, P, R or Institutional Class Shares.                                                           X
------------------------------------------------------------------------------------------------------------------------------------
Class A3                 Class A, A3, Investor Class, or AIM Cash Reserve
                         Shares. Exceptions are:
                         - Class A3 Shares of AIM Limited Maturity Treasury Fund
                         and AIM Tax-Free Intermediate Fund cannot be exchanged                          X
                           for Class A Shares of those funds.
                         - Investor Class Shares of all funds are currently
                         offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------
Class A3                 Class B, C, P, R or Institutional Class Shares.                                                           X
------------------------------------------------------------------------------------------------------------------------------------
Class B                  Class B. Exceptions are:
                         - Class B Shares of other funds cannot be exchanged for                         X
                         Class B Shares of AIM Floating Rate Fund.
------------------------------------------------------------------------------------------------------------------------------------
Class B                  Class A, A3, C, P, R, AIM Cash Reserve Shares,
                         Institutional or Investor Class Shares.                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Class C                  Class C. Exceptions are:
                         - Class C shares of other funds cannot be exchanged for                         X
                         Class C shares of AIM Floating Rate Fund.
------------------------------------------------------------------------------------------------------------------------------------
Class C                  Class A, A3, B, P, R, AIM Cash Reserve Shares,
                         Institutional or Investor Class shares.                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Class R                  Class R                                                                         X
------------------------------------------------------------------------------------------------------------------------------------
Class R                  Class A, A3, B, C, P, AIM Cash Reserve Shares,
                         Institutional or Investor Class shares.                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares  Class A, A3, B, C, R, or Investor Class shares.
                         Exceptions are:
                         - Class A shares of AIM Limited Maturity Treasury Fund
                         and AIM Tax-Free Intermediate Fund are currently closed
                           to new investors.
                         - Shares to be exchanged for Class B, C or R shares                             X
                         must not have been acquired by exchange from Class A
                           shares of any fund.
                         - Investor Class Shares of all funds are currently
                         offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares  Class P or Institutional Class shares.                                                                    X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class      Institutional Class                                                             X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class      Class A, A3, B, C, P, R, AIM Cash Reserve Shares or
                         Investor Class shares.                                                                                    X
------------------------------------------------------------------------------------------------------------------------------------
Investor Class           A, A3, or Investor Class. Exceptions are:
                         - Investor Class shares cannot be exchanged for Class A
                         shares of any fund which offers Investor Class shares.
                         - Class A shares of AIM Limited Maturity Treasury Fund                          X
                         and AIM Tax-Free Intermediate Fund are currently closed
                           to new investors.
------------------------------------------------------------------------------------------------------------------------------------
Investor Class           Class B, C, P, R, AIM Cash Reserve Shares or
                         Institutional Class shares.                                                                               X
------------------------------------------------------------------------------------------------------------------------------------
Class P                  Class A, A3, or AIM Cash Reserve Shares. Exceptions
                         are:
                         - Class A shares of AIM Limited Maturity Treasury Fund                          X
                         and AIM Tax-Free Intermediate Fund are currently closed
                           to new investors.
------------------------------------------------------------------------------------------------------------------------------------
Class P                  Class B, C, R, Institutional or Investor Class shares.                                                    X
------------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

                                                                      MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund; or
(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by

MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of

                                                                      MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the AIM valuation committee will fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the

MCF--10/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--10/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or


BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------
   AIM Diversified Dividend Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     DDI-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM EQUITY FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM EQUITY FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 959-4246



THIS STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 25, 2005, RELATES TO THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:




                FUND                                     DATED
-------------------------------------               -----------------
     AIM AGGRESSIVE GROWTH FUND                     FEBRUARY 28, 2005
         AIM BLUE CHIP FUND                         FEBRUARY 28, 2005
    AIM CAPITAL DEVELOPMENT FUND                    FEBRUARY 28, 2005
          AIM CHARTER FUND                          FEBRUARY 28, 2005
       AIM CONSTELLATION FUND                       FEBRUARY 28, 2005


   AIM DIVERSIFIED DIVIDEND FUND                    OCTOBER 25, 2005


   AIM LARGE CAP BASIC VALUE FUND                   FEBRUARY 28, 2005
     AIM LARGE CAP GROWTH FUND                      FEBRUARY 28, 2005
      AIM MID CAP GROWTH FUND                       FEBRUARY 28, 2005
    AIM SELECT BASIC VALUE FUND                     FEBRUARY 28, 2005
        AIM WEINGARTEN FUND                         FEBRUARY 28, 2005

                                AIM EQUITY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                                   PAGE
GENERAL INFORMATION ABOUT THE TRUST...............................................................................    1
         Fund History.............................................................................................    1
         Shares of Beneficial Interest............................................................................    1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................    4
         Classification...........................................................................................    4
         Investment Strategies and Risks..........................................................................    4
                  Equity Investments..............................................................................    7
                  Foreign Investments.............................................................................    7
                  Debt Investments................................................................................    9
                  Other Investments..............................................................................    10
                  Investment Techniques..........................................................................    10
                  Derivatives....................................................................................    15
                  Additional Securities or Investment Techniques.................................................    21
         Fund Policies...........................................................................................    22
         Temporary Defensive Positions...........................................................................    25
         Portfolio Turnover......................................................................................    25
         Policies and Procedures for Disclosure of Fund Holdings.................................................    25

MANAGEMENT OF THE TRUST..........................................................................................    28
         Board of Trustees.......................................................................................    28
         Management Information..................................................................................    28
                  Trustee Ownership of Fund Shares...............................................................    31
                  Approval of Investment Advisory Agreements and Summary of Independent
                   Written Fee Evaluation........................................................................    31
                  Approval of Sub-Advisory Agreement.............................................................    66
         Compensation............................................................................................    67
                  Retirement Plan For Trustees...................................................................    67
                  Deferred Compensation Agreements...............................................................    68
                  Purchases of Class A Shares of the Funds at Net Asset Value....................................    68
         Codes of Ethics.........................................................................................    68
         Proxy Voting Policies...................................................................................    69

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................    69

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................    69
         Investment Advisor......................................................................................    69
                  Investment Sub-Advisor.........................................................................    72
                  Portfolio Managers.............................................................................    73
                  Securities Lending Arrangements................................................................    73
         Service Agreements......................................................................................    73
                  Administrative Services Agreement..............................................................    73
         Other Service Providers.................................................................................    73

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................    75
         Brokerage Transactions..................................................................................    75
         Commissions.............................................................................................    75
         Broker Selection........................................................................................    75
         Directed Brokerage (Research Services)..................................................................    78
         Regular Brokers or Dealers..............................................................................    78
         Allocation of Portfolio Transactions....................................................................    79

         Allocation of Equity Initial Public Offering ("IPO") Transactions.......................................    79

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................    79
         Purchase and Redemption of Shares.......................................................................    80
         Offering Price..........................................................................................    98
         Redemptions In Kind.....................................................................................   100
         Backup Withholding......................................................................................   100

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................   101
         Dividends and Distributions.............................................................................   101
         Tax Matters.............................................................................................   101

DISTRIBUTION OF SECURITIES.......................................................................................   109
         Distribution Plans......................................................................................   109
         Distributor.............................................................................................   112

CALCULATION OF PERFORMANCE DATA..................................................................................   113

PENDING LITIGATION...............................................................................................   119


APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

EXAMPLES OF PERSONS TO WHOM AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS
  ON AN ONGOING BASIS...........................................................................................B-1

TRUSTEES AND OFFICERS...........................................................................................C-1

TRUSTEE COMPENSATION TABLE......................................................................................D-1

PROXY POLICIES AND PROCEDURES...................................................................................E-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................F-1

MANAGEMENT FEES.................................................................................................G-1

PORTFOLIO MANAGERS .............................................................................................H-1

ADMINISTRATIVE SERVICES FEES....................................................................................I-1

BROKERAGE COMMISSIONS...........................................................................................J-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
  REGULAR BROKERS OR DEALERS....................................................................................K-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................L-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................M-1

TOTAL SALES CHARGES.............................................................................................N-1

PERFORMANCE DATA................................................................................................O-1

PENDING LITIGATION..............................................................................................P-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Equity Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of eleven separate portfolios: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Diversified Dividend Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund, AIM Select Basic Value Fund (which is not currently offered to the public), and AIM Weingarten Fund (each a "Fund" and collectively, the "Funds"). Under an Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



         The Trust was originally organized on May 19, 1988 as a Maryland corporation. The Trust reorganized as a Delaware business trust on June 21, 2000. The following Funds were included in the reorganization: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund. All historical and other information contained in this Statement of Additional Information for periods prior to June 21, 2000 relating to the Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM Core Strategies Fund, AIM Diversified Dividend Fund, AIM Select Basic Value Fund and AIM U.S. Growth Fund commenced operations as series of the Trust. Prior to May 2, 2003, AIM Diversified Dividend Fund was known as AIM Large Cap Core Equity Fund. Prior to September 15, 2004, AIM Select Basic Value Fund was known as AIM Basic Value II Fund. As of March 15, 2005, AIM Core Strategies Fund and AIM U.S. Growth Fund were liquidated. On July 18, 2005, AIM Aggressive Growth Fund acquired all the assets of AIM Emerging Growth Fund and AIM Weingarten Fund acquired all the assets of AIM Dent Demographic Trends Fund. In addition, on July 18, 2005, AIM Aggressive Growth Fund acquired the assets of AIM Libra Fund, a portfolio of AIM Investments Funds.


SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

         Each Fund offers separate classes of shares as follows:



                                                                                           INSTITUTIONAL    INVESTOR
                  FUND                      CLASS A     CLASS B     CLASS C     CLASS R        CLASS         CLASS
----------------------------------------------------------------------------------------------------------------------
AIM Aggressive Growth Fund                     x           x           x           X             X
----------------------------------------------------------------------------------------------------------------------
AIM Blue Chip Fund                             x           x           x           X             X             X
----------------------------------------------------------------------------------------------------------------------
AIM Capital Development Fund                   X           X           X           X             X             X
----------------------------------------------------------------------------------------------------------------------
AIM Charter Fund                               X           X           X           X             X
----------------------------------------------------------------------------------------------------------------------
AIM Constellation Fund                         X           X           X           X             X
----------------------------------------------------------------------------------------------------------------------
AIM Diversified Dividend Fund                  X           X           X           X             X             X
----------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                 X           X           X           X             X             X
----------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund                      X           X           X           X             X             X
----------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund                        X           X           X           X             X
----------------------------------------------------------------------------------------------------------------------
AIM Select Basic Value Fund                    X           X           X
----------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                            X           X           X           X             X
----------------------------------------------------------------------------------------------------------------------



         This Statement of Additional Information relates solely to the Class A, Class B, Class C, Class R and Investor Class shares, if applicable, of the Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, are discussed in a separate Statement of Additional Information and are available to the following:

         o banks and trust companies acting in a fiduciary or similar capacity;

         o        bank and trust company common and collective trust funds;

         o        banks and trust companies investing for their own account;

         o        entities acting for the account of a public entity (e.g.
                  Taft-Hartley funds, states, cities or government agencies);


         o        retirement plans;



         o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement; and



         o        proprietary asset allocation funds.


         Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgements or amounts paid in settlement in any actions by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION


         The Trust is an open-end management investment company. Each of the Funds are "diversified" for purposes of the 1940 Act.


INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                AIM EQUITY FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



FUND

                                                     AIM        AIM         AIM                                      AIM
SECURITY/                                         AGGRESSIVE    BLUE      CAPITAL       AIM          AIM         DIVERSIFIED
INVESTMENT                                          GROWTH      CHIP    DEVELOPMENT   CHARTER   CONSTELLATION      DIVIDEND
TECHNIQUE                                            FUND       FUND       FUND         FUND         FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                         EQUITY INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
Common Stock                                           X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock                                        X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                                 X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Alternative Entity Securities
                                                       X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
                                                         FOREIGN INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities                                     X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Foreign Government Obligations                         X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Foreign Exchange Transactions                          X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
                                                  DEBT INVESTMENTS FOR EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations                            X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets                                          X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Debt Obligations            X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Junk Bonds
----------------------------------------------------------------------------------------------------------------------------------
                                                          OTHER INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
REITs                                                  X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Other Investment
Companies                                              X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Defaulted Securities
----------------------------------------------------------------------------------------------------------------------------------
Municipal Forward Contracts
----------------------------------------------------------------------------------------------------------------------------------
Variable or Floating Rate Instruments
----------------------------------------------------------------------------------------------------------------------------------
Indexed Securities
----------------------------------------------------------------------------------------------------------------------------------
Zero-Coupon and Pay-in-Kind Securities
----------------------------------------------------------------------------------------------------------------------------------
Synthetic Municipal Instruments
----------------------------------------------------------------------------------------------------------------------------------
                                                        INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------------------------------------
Delayed Delivery Transactions                          X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
When-Issued Securities                                 X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Short Sales                                            X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Margin Transactions
----------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                        X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Interfund Loans                                        X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Borrowing                                              X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Lending Portfolio Securities                           X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------


FUND                                          AIM
                                             LARGE      AIM        AIM
                                              CAP      LARGE       MID        AIM
SECURITY/                                    BASIC      CAP        CAP       SELECT          AIM
INVESTMENT                                   VALUE    GROWTH     GROWTH       BASIC       WEINGARTEN
TECHNIQUE                                    FUND      FUND       FUND      VALUE FUND       FUND
--------------------------------------------------------------------------------------------------------
                                            EQUITY INVESTMENTS
--------------------------------------------------------------------------------------------------------
Common Stock                                   X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Preferred Stock                                X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Convertible Securities                         X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Alternative Entity Securities
                                               X         X          X           X              X
--------------------------------------------------------------------------------------------------------
                                           FOREIGN INVESTMENTS
--------------------------------------------------------------------------------------------------------
Foreign Securities                             X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Foreign Government Obligations                 X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Foreign Exchange Transactions                  X         X          X           X              X
--------------------------------------------------------------------------------------------------------
                                     DEBT INVESTMENTS FOR EQUITY FUND
--------------------------------------------------------------------------------------------------------
U.S. Government Obligations                    X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Liquid Assets                                  X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Investment Grade Corporate Debt Obligations    X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Junk Bonds
--------------------------------------------------------------------------------------------------------
                                            OTHER INVESTMENTS
--------------------------------------------------------------------------------------------------------
REITs                                          X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Other Investment
Companies                                      X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Defaulted Securities
--------------------------------------------------------------------------------------------------------
Municipal Forward Contracts
--------------------------------------------------------------------------------------------------------
Variable or Floating Rate Instruments
--------------------------------------------------------------------------------------------------------
Indexed Securities
--------------------------------------------------------------------------------------------------------
Zero-Coupon and Pay-in-Kind Securities
--------------------------------------------------------------------------------------------------------
Synthetic Municipal Instruments
--------------------------------------------------------------------------------------------------------
                                          INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------------------------------
Delayed Delivery Transactions                  X         X          X           X              X
--------------------------------------------------------------------------------------------------------
When-Issued Securities                         X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Short Sales                                    X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Margin Transactions
--------------------------------------------------------------------------------------------------------
Swap Agreements                                X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Interfund Loans                                X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Borrowing                                      X         X          X           X              X
--------------------------------------------------------------------------------------------------------
Lending Portfolio Securities                   X         X          X           X              X
--------------------------------------------------------------------------------------------------------

FUND

                                                     AIM        AIM         AIM                                      AIM
SECURITY/                                         AGGRESSIVE    BLUE      CAPITAL       AIM          AIM         DIVERSIFIED
INVESTMENT                                          GROWTH      CHIP    DEVELOPMENT   CHARTER   CONSTELLATION      DIVIDEND
TECHNIQUE                                            FUND       FUND       FUND         FUND         FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                  X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                                                            X                            X
----------------------------------------------------------------------------------------------------------------------------------
Dollar Rolls
----------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities                                    X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Rule 144A Securities                                   X         X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers                                                           X           X                            X
----------------------------------------------------------------------------------------------------------------------------------
Sale of Money Market Securities
----------------------------------------------------------------------------------------------------------------------------------
Standby Commitments
----------------------------------------------------------------------------------------------------------------------------------
                                                             DERIVATIVES
----------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Derivatives                              X         X           X           X             X               X
----------------------------------------------------------------------------------------------------------------------------------
Put Options                                            X         X           X           X             X               X
----------------------------------------------------------------------------------------------------------------------------------
Call Options                                           X         X           X           X             X               X
----------------------------------------------------------------------------------------------------------------------------------
Straddles                                              X         X           X           X             X               X
----------------------------------------------------------------------------------------------------------------------------------
Warrants                                               X         X           X           X             X               X
----------------------------------------------------------------------------------------------------------------------------------
Futures Contracts and Options on Futures
Contracts                                              X         X           X           X             X               X
----------------------------------------------------------------------------------------------------------------------------------
Forward Currency Contracts                             X         X           X           X             X               X
----------------------------------------------------------------------------------------------------------------------------------
Cover                                                  X         X           X           X             X               X
----------------------------------------------------------------------------------------------------------------------------------
                                           ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------------------------------------
Special Situations                                                                                     X
----------------------------------------------------------------------------------------------------------------------------------
Privatizations
----------------------------------------------------------------------------------------------------------------------------------
Commercial Bank Obligations
----------------------------------------------------------------------------------------------------------------------------------
Master Limited Partnerships                                                                                            X
----------------------------------------------------------------------------------------------------------------------------------
Investments in Entities with Relationships with
the Funds/Advisor                                      X         X           X           X             X               X
----------------------------------------------------------------------------------------------------------------------------------


FUND                                              AIM
                                                 LARGE      AIM        AIM
                                                  CAP      LARGE       MID        AIM
SECURITY/                                        BASIC      CAP        CAP       SELECT          AIM
INVESTMENT                                       VALUE    GROWTH     GROWTH       BASIC       WEINGARTEN
TECHNIQUE                                        FUND      FUND       FUND      VALUE FUND       FUND
------------------------------------------------------------------------------------------------------------
Repurchase Agreements                              X         X          X           X              X
------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                      X                    X
------------------------------------------------------------------------------------------------------------
Dollar Rolls                                                                        X
------------------------------------------------------------------------------------------------------------
Illiquid Securities                                X         X          X           X              X
------------------------------------------------------------------------------------------------------------
Rule 144A Securities                               X         X          X           X              X
------------------------------------------------------------------------------------------------------------
Unseasoned Issuers                                 X                    X
------------------------------------------------------------------------------------------------------------
Sale of Money Market Securities
------------------------------------------------------------------------------------------------------------
Standby Commitments
------------------------------------------------------------------------------------------------------------
                                               DERIVATIVES
------------------------------------------------------------------------------------------------------------
Equity-Linked Derivatives                          X         X          X           X              X
------------------------------------------------------------------------------------------------------------
Put Options                                        X         X          X           X              X
------------------------------------------------------------------------------------------------------------
Call Options                                       X         X          X           X              X
------------------------------------------------------------------------------------------------------------
Straddles                                          X         X          X           X              X
------------------------------------------------------------------------------------------------------------
Warrants                                           X         X          X           X              X
------------------------------------------------------------------------------------------------------------
Futures Contracts and Options on Futures
Contracts                                          X         X          X           X              X
------------------------------------------------------------------------------------------------------------
Forward Currency Contracts                         X         X          X           X              X
------------------------------------------------------------------------------------------------------------
Cover                                              X         X          X           X              X
------------------------------------------------------------------------------------------------------------
                              ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------
Special Situations
------------------------------------------------------------------------------------------------------------
Privatizations                                                                      X
------------------------------------------------------------------------------------------------------------
Commercial Bank Obligations                                                         X
------------------------------------------------------------------------------------------------------------
Master Limited Partnerships
------------------------------------------------------------------------------------------------------------
Investments in Entities with Relationships with
the Funds/Advisor                                  X         X          X           X              X
------------------------------------------------------------------------------------------------------------

Equity Investments


         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM Blue Chip Fund does not intend to invest more than 10% of its total assets in convertible securities.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.


Foreign Investments


         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 25% of its total assets in foreign securities, except that each of AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund may invest up to 20% of its total assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the

U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


         Risks of Developing Countries. Each Fund may invest up to 5% of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.


         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds".

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward currency contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.


Debt Investments


         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. AIM Blue Chip Fund will not invest in non convertible corporate debt securities rated below investment grade by Standard and Poor's ratings Services ("S&P") and Moody's Investors Services ("Moody's") or in unrated non-convertible corporate debt securities believed by the Fund's Investment advisor to be below investment grade quality.

         Descriptions of debt securities ratings are found in Appendix A.


Other Investments


         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.


Investment Techniques


         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique except for AIM Constellation Fund.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other Funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         AIM Charter Fund may enter into repurchase agreements (at any time up to 50% of its total net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.


Derivatives


         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options, it may be required to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover the transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options, it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover".

         STRADDLES. The Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Funds' overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.


         Subsequent payments, called "variation margin," received from or paid to the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.


         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" a Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.


Additional Securities or Investment Techniques


         SPECIAL SITUATIONS. AIM Constellation Fund may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimated period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than in ordinary investment securities.

         PRIVATIZATIONS. AIM Select Basic Value Fund may invest in privatizations. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intend to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

         COMMERCIAL BANK OBLIGATIONS. For the purpose of AIM Select Basic Value Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of the

Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

         MASTER LIMITED PARTNERSHIPS ("MLPS"). AIM Diversified Dividend Fund may invest in MLPs. MLPs are securities through which the operating results of businesses are passed on to unitholders of MLPs. Operating earnings flow directly to the unitholders in the form of cash distributions. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments.


         INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE FUNDS/ADVISOR. Each Fund may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Funds will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.


FUND POLICIES


         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM and certain Funds' sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.


         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. Other than AIM Constellation Fund, the Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. AIM Constellation Fund may not purchase additional securities when any borrowings from an AIM Advised Fund are outstanding. Each other Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.


         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM Blue Chip Fund normally invests at least 80% of its assets in securities of blue chip companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Mid Cap Growth Fund normally invests at least 80% of its assets in securities of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Large Cap Basic Value Fund normally invests at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (4) AIM Large Cap Growth Fund normally invests at least 80% of its assets in securities of large-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (5) AIM Diversified Dividend Fund normally invests at least 80% of its assets in dividend-paying equity securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (6) The amount AIM Constellation Fund may borrow will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of AIM Constellation Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. AIM Constellation Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by AIM Constellation Fund with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of AIM Constellation Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by

AIM Constellation Fund, the net asset value of AIM Constellation Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

PORTFOLIO TURNOVER


         The variations in the portfolio turnover rates for AIM Charter Fund and AIM Weingarten Fund for the fiscal year 2004 as compared to the prior two fiscal years were due to the repositioning of the Funds in 2002, resulting in decreased portfolio turnover and decreased commissions. The variations in the portfolio turnover rates for AIM Weingarten Fund for the fiscal year 2004 as compared to fiscal year 2002 was due to the repositioning of the Fund in 2002, resulting in decreased portfolio turnover.



POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS



         The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.



         PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on www.aiminvestments.com1:



                                         APPROXIMATE DATE OF WEBSITE        INFORMATION REMAINS POSTED ON
            INFORMATION                            POSTING                             WEBSITE
------------------------------------------------------------------------------------------------------------
Top ten holdings as of month end      15 days after month end             Until replaced with the
                                                                          following month's top ten
                                                                          holdings
------------------------------------------------------------------------------------------------------------
Select holdings included in the       29 days after calendar quarter end  Until replaced with the
Fund's Quarterly Performance                                              following quarter's Quarterly
Update                                                                    Performance Update
------------------------------------------------------------------------------------------------------------
Complete portfolio holdings as of     30 days after calendar quarter end  For one year
calendar quarter end
------------------------------------------------------------------------------------------------------------
Complete portfolio holdings as of     60-70 days after fiscal quarter     For one year
fiscal quarter end                    end
------------------------------------------------------------------------------------------------------------




         These holdings are listed along with the percentage of the Fund's net assets they represent. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.



         SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business



----------
(1) To locate the Fund's portfolio holdings information on www.aiminvestments.com, click on the Products and Performance tab, then click on the Mutual Funds link, then click on the Fund Overview link and select the Fund from the drop down menu. Links to the Fund's portfolio holdings are located in the upper right side of this website page.

purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.



         The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or her designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.



         AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:



         o        Attorneys and accountants;



         o        Securities lending agents;



         o        Lenders to the AIM Funds;



         o        Rating and rankings agencies;



         o        Persons assisting in the voting of proxies;



         o        AIM Funds' custodians;



         o The AIM Funds' transfer agent(s) (in the event of a redemption in kind);



         o Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);



         o        Financial printers;



         o Brokers identified by the AIM Funds' portfolio management team who provide execution and research services to the team; and



         o Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.



In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.



         AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.



         The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.



         DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Funds, and the Funds' subadvisors, if applicable, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Funds.



         From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.



         From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.



         DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.



         DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.



         AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on http://www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION


         The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix C.


         The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee.


         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance; (ii) appoint independent auditors for the Funds; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Funds by their independent auditors; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent auditors to the Funds' investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Funds; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by a Fund; (vii) assist the Board's oversight of the performance of the Funds' internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Funds' financial statements; and (ix) assist the Board's oversight of the Funds' compliance with legal and regulatory requirements. During the fiscal year ended October 31, 2004, the Audit Committee held eight meetings.



         The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG"); (iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report;
(iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Funds' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Fund shareholders and of AIM's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer;
(xii) reviewing
and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Funds or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended October 31, 2004, the Compliance Committee held one meeting.



         The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees,
(b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended October 31, 2004, the Governance Committee held seven meetings.



         Notice procedures set forth in the Trust's bylaws require that any shareholder of the Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock, Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended October 31, 2004, the Investments Committee held seven meetings.



         The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly;
(iv) being familiar
with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.



         The members of the Valuation Committee are Messrs. Bunch, Pennock (Vice Chair), Soll, and Mark Williamson (Chair) and Miss Quigley. The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Funds and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and (vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended October 31, 2004, the Valuation Committee held one meeting.



         The members of the Special Market Timing Litigation Committee are Messrs. Crockett, Dowden (Vice Chair), Dunn and Lewis (Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and
(b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended October 31, 2004, the Special Market Timing Litigation Committee held eight meetings.

Trustee Ownership of Fund Shares


         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix C.



Approval of Investment Advisory Agreements and Summary of Independent Written Fee Evaluation



         The Board oversees the management of each Fund and, as required by law, determines annually whether to approve the continuance of each Fund's advisory agreement with AIM. Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between each Fund and AIM for another year, effective July 1, 2005.



         The Board considered the factors discussed below in evaluating the fairness and reasonableness of each Fund's Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of each Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.



         One of the responsibilities of the Senior Officer of the Funds, who is independent of AIM and AIM's affiliates, is to manage the process by which the Funds' proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.



         The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of each Fund's Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that each Fund's Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under each Fund's Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.



AIM AGGRESSIVE GROWTH FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was below the median performance of such comparable funds. The Board noted that AIM has recently made changes to the Fund's portfolio management team, which appear to be producing encouraging early results but need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Mid-Cap Growth Index. The Board noted that the Fund's performance was below the performance of such Index for the one year period, comparable to such Index for the three year period, and above such Index for the five year period. The Board noted that AIM has recently made changes to the Fund's portfolio management team, which appear to be producing encouraging early results but need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was the same as the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (ii) was higher than the sub-advisory fee rates for four unaffiliated mutual funds for which an AIM affiliate serves as sub-advisor, although the total management fees paid by such unaffiliated mutual funds were higher than the advisory fee rate for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The

         Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes one breakpoint. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes a breakpoint. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM BLUE CHIP FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was below the median performance of such comparable funds. The Board noted that, effective July 1, 2005, AIM will change the Fund's portfolio management team, which change will need time to be evaluated before a conclusion can be made that the change has addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to further change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large Cap Core Index. The Board noted that the Fund's performance in such periods was below the performance of such Index. The Board noted that, effective July 1, 2005, AIM will change the Fund's portfolio management team, which change will need time to be evaluated before a conclusion can be made that the change has addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to further change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was the same as the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (ii) was higher than the sub-advisory fee rates for three unaffiliated mutual funds for which an AIM affiliate serves as sub-advisor, although the total management fees paid by such unaffiliated mutual funds were higher than the advisory fee rate for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes one breakpoint. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes a breakpoint. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable. The Board noted that, effective July 1, 2005, AIM will change the Fund's portfolio management team, which change will need time to be evaluated before a conclusion can be made that the change has addressed the Fund's under-performance. The Board also considered the Senior Officer's recommendation that the Board consider an additional advisory fee waiver for the Fund due to the Fund's under-performance. The Board concluded that such a fee waiver was not appropriate for the Fund at this time and that, rather than requesting such a fee waiver from AIM, the Board should closely monitor the Fund's performance under the new portfolio management team.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM CAPITAL DEVELOPMENT FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Mid-Cap Growth Index. The Board noted that the Fund's performance was comparable to the performance of such Index for the one year period and above such Index for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate was the same as the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes one breakpoint. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes a breakpoint. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM CHARTER FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was below the median performance of such comparable funds for the one and five year periods and above such median performance for the three year period. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Core Index. The Board noted that the Fund's performance was comparable to the performance of such Index for the one year period, above such Index for the three year period, and below such Index for the five year period. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that, based on the Fund's current assets and taking account of the breakpoints in the Fund's advisory fee schedule, this rate (i) was comparable to the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (ii) was higher than the sub-advisory fee rates for an unaffiliated mutual fund for which an AIM affiliate serves as sub-advisor, although the total management fees paid by such unaffiliated mutual fund were higher than the advisory fee rate for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was above the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

Approval of Sub-Advisory Agreement



         The Board oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund's sub-advisory agreement. Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the sub-advisory agreement (the "Sub-Advisory Agreement") between A I M Capital Management, Inc. (the "Sub-Advisor") and AIM with respect to the Fund for another year, effective July 1, 2005.



         The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Sub-Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.



         The discussion below serves as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Sub-Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.



o The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.



o The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to the Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate, and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was below the median performance of such comparable funds for the one and five year periods and above such median performance for the three year period. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Core Index. The Board noted that the Fund's performance was comparable to the performance of such Index for the one year period, above such Index for the three year period, and below such Index for the five year period. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meetings with the Fund's portfolio managers and investment personnel.
         The Board is meeting periodically with the Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.

o Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to the Fund and concluded that such performance was satisfactory.



o Advisory fees, expense limitations and fee waivers, and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to the Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on the Fund or its shareholders, as they are paid by AIM rather than the Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to the Fund are fair and reasonable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o The Sub-Advisor's financial soundness in light of the Fund's needs. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.



AIM CONSTELLATION FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was below the median performance of such comparable funds for the one year period and above such median performance for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper

         Large-Cap Growth Index. The Board noted that the Fund's performance was below the performance of such Index for the one year period and above such Index for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that, based on the Fund's current assets and taking account of the breakpoints in the Fund's advisory fee schedule, this rate (i) was comparable to the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; (ii) was lower than the advisory fee rates for an offshore fund advised by an AIM affiliate with investment strategies comparable to those of the Fund; (iii) was higher than the sub-advisory fee rates for three unaffiliated mutual funds for which an AIM affiliate serves as sub-advisor, although the total management fees paid by such unaffiliated mutual funds were higher than the advisory fee rate for the Fun; and (iv) was higher than the advisory fee rates for three separately managed wrap accounts managed by an AIM affiliate with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by

         AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



Approval of Sub-Advisory Agreement



         The Board oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund's sub-advisory agreement. Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the sub-advisory agreement (the "Sub-Advisory Agreement") between A I M Capital Management, Inc. (the "Sub-Advisor") and AIM with respect to the Fund for another year, effective July 1, 2005.



         The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Sub-Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.



         The discussion below serves as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Sub-Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.



o The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.



o The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to the Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate, and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The

         Board noted that the Fund's performance was below the median performance of such comparable funds for the one year period and above such median performance for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Growth Index. The Board noted that the Fund's performance was below the performance of such Index for the one year period and above such Index for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meetings with the Fund's portfolio managers and investment personnel.
         The Board is meeting periodically with the Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.



o Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to the Fund and concluded that such performance was satisfactory.



o Advisory fees, expense limitations and fee waivers, and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to the Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on the Fund or its shareholders, as they are paid by AIM rather than the Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to the Fund are fair and reasonable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o The Sub-Advisor's financial soundness in light of the Fund's needs. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.



AIM DIVERSIFIED DIVIDEND FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the

         Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one and three calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one and three calendar years against the performance of the Lipper Large-Cap Core Index. The Board noted that the Fund's performance in such periods was above the performance of such Index. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through October 31, 2005 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund that is lower than the contractual agreement. The

         Board considered the contractual and voluntary nature of these fee waivers/expense limitations and noted that the contractual agreement remains in effect until October 31, 2005 and that the voluntary agreement can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM LARGE CAP BASIC VALUE FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance for the one and three year periods was below the median performance of such comparable funds and above such median performance for the five year period. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Value Index. The Board noted that the Fund's performance for the one and three year periods was below the performance of such Index and above such Index for the five year period. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2006 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect through June 30, 2006. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM LARGE CAP GROWTH FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance for such periods was above the median performance of such comparable funds. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Growth Index. The Board noted that the Fund's performance for such periods was above the performance of such Index. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was the same as the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; (ii) was higher than the sub-advisory fee rates for two unaffiliated mutual funds for which an AIM affiliate serves as sub-advisor, although the total management fees paid by one of these unaffiliated mutual funds were higher than the advisory fee rate for the Fund (data on the total management fees paid by the other unaffiliated mutual fund was unavailable); (iii) was lower than the advisory fee rates for an offshore fund for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund; and (iv) was higher than the advisory fee rates for six separately managed wrap accounts managed by an AIM affiliate with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2006 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect through June 30, 2006. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM MID CAP GROWTH FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was below the median performance of such comparable funds. The Board noted that AIM has acknowledged that the Fund continues to require a long-term solution to its under-performance, and that management is continuing to closely monitor the performance of the Fund and analyze various possible long-term solutions. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Mid-Cap Growth Index. The Board noted that the Fund's performance was below the performance of such Index for the one and three year periods and comparable to such Index for the five year period. The Board noted that AIM has acknowledged that the Fund continues to require a long-term solution to its under-performance, and that management is continuing to closely monitor the performance of the Fund and analyze various possible long-term solutions. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was higher than the sub-advisory fee rates for an unaffiliated mutual fund for which an AIM affiliate serves as sub-advisor, and noted that total management fees paid by such unaffiliated mutual fund were lower than the advisory fee rate for the Fund; (ii) was higher than the advisory fee rates for a collective trust portfolio for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund; and (iii) was lower than the advisory fee rates for an offshore fund for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board noted that AIM has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the voluntary nature of this fee waiver/expense limitation and noted that it can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes one breakpoint. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes a breakpoint. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoint. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory

         Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM SELECT BASIC VALUE FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one year ended March 31, 2005 against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in period was below the median performance of such comparable funds. The Board noted that, because the Fund has recently commenced operations, comparative performance information was only available for one year and that more time was needed to adequately assess whether the Fund was under-performing. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past year ended March 31, 2005 against the performance of the Lipper Multi-Cap Value Index. The Board noted that the Fund's performance in such period was below the performance of such Index. The Board noted that, because the Fund has recently commenced operations, comparative performance information was only available for one year and that more time was needed to adequately assess whether the Fund was under-performing. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive fees and to limit the Fund's total operating expenses, as discussed below. The Board also noted that the Fund is currently in incubation and has no public shareholders. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the voluntary nature of this fee waiver/expense limitation and noted that it can be terminated at any time by AIM without further notice to investors. The Board also noted that the Fund is currently in incubation and has no public shareholders. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM WEINGARTEN FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was above the median performance of such comparable funds for the one year period and below such median performance for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Growth Index. The Board noted that the Fund's performance was comparable to the performance of such Index for the one year period and below such Index for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that, based on the Fund's current assets and taking account of the breakpoints in the Fund's advisory fee schedule, this rate was comparable to the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



Approval of Sub-Advisory Agreement



         The Board oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund's sub-advisory agreement. Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the sub-advisory agreement (the "Sub-Advisory Agreement") between A I M Capital Management, Inc. (the "Sub-Advisor") and AIM with respect to the Fund for another year, effective July 1, 2005.



         The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Sub-Advisory Agreement at the meeting on June 30, 2005 and as part of the board's ongoing oversight of the fund. in their deliberations, the board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.



         The discussion below serves as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Sub-Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.



o The nature and extent of the advisory services to be provided by the Sub-Advisor. Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.



o The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to the Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate, and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was above the median performance of such comparable funds for the one year period and below such median performance for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Growth Index. The Board noted that the Fund's performance was comparable to the performance of such Index for the one year period and below such Index for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

o        Meetings with the Fund's portfolio managers and investment personnel.
         The Board is meeting periodically with the Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.



o Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to the Fund and concluded that such performance was satisfactory.



o Advisory fees, expense limitations and fee waivers, and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to the Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on the Fund or its shareholders, as they are paid by AIM rather than the Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to the Fund are fair and reasonable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o The Sub-Advisor's financial soundness in light of the Fund's needs. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.






COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.


         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix D.



Retirement Plan For Trustees


         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


Deferred Compensation Agreements



         Messrs. Crockett, Dunn, Fields, Frischling and Sklar and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.



Purchases of Class A Shares of the Funds at Net Asset Value


         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the AIM Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS


         AIM, the Trust, AIM Distributors and A I M Capital have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading including personal trading in most of the funds within the AIM Family of Funds--Registered Trademark-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund, and in affiliated funds, is permitted by persons covered under the relevant

Codes subject to certain restrictions; however, those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES


         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to AIM, the Fund's investment advisor. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix E.


         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.


         Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2005 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.



                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to the Funds are not exclusive and AIM and the sub-advisor are free to render investment advisory services to others, including other investment companies.


         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year.

         Effective January 1, 2005, the advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by each Fund do not exceed the maximum advisory fee rate set forth in the third column below. The maximum advisory fee rates are effective through the Committee Until Date set forth in the fourth column.


                                                                                                               MAXIMUM ADVISORY FEE
                                            ANNUAL RATE/NET ASSETS          MAXIMUM ADVISORY FEE RATE AFTER    RATES COMMITTED UNTIL
              FUND NAME                     PER ADVISORY AGREEMENT                  JANUARY 1, 2005                    DATE
------------------------------------------------------------------------------------------------------------------------------------
AIM Aggressive Growth Fund            0.80% of first $150M                  0.745% of first $250M              June 30, 2006
                                      0.625% of amount over $150M           0.73% of next $250M
                                                                            0.715% of next $500M
                                                                            0.70% of next $1.5B
                                                                            0.685% of next $2.5B
                                                                            0.67% of next $2.5B
                                                                            0.655% of next $2.5B
                                                                            0.64% of amount over $10B
------------------------------------------------------------------------------------------------------------------------------------

AIM Blue Chip Fund                    0.75% of first $350M                 0.695% of first $250M                 December 31, 2009
                                      0.625% of amount over $350M          0.67% of next $250M
                                                                           0.645% of next $500M
                                                                           0.62% of next $1.5B
                                                                           0.595% of next $2.5B
                                                                           0.57% of next $2.5B
                                                                           0.545% of next $2.5B
                                                                           0.52% of amount over $10B
------------------------------------------------------------------------------------------------------------------------------------

AIM Capital Development Fund          0.75% of first $350M                 0.745% of first $250M                   June 30, 2006
                                      0.625% of amount over $350M          0.73% of next $250M
                                                                           0.715% of next $500M
                                                                           0.70% of next $1.5B
                                                                           0.685% of next $2.5B
                                                                           0.67% of next $2.5B
                                                                           0.655% of next $2.5B
                                                                           0.64% of amount over $10B
------------------------------------------------------------------------------------------------------------------------------------

AIM Charter Fund                      1.00% of first $30M                  0.75% of first $150M                  December 31, 2009
                                      0.75% of next $120M                  0.615% of next $4.85B
                                      0.625% of amount over $150M          0.57% of next $2.5B
                                                                           0.545% of next $2.5B
                                                                           0.52% of amount over $10B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               MAXIMUM ADVISORY FEE
                                            ANNUAL RATE/NET ASSETS          MAXIMUM ADVISORY FEE RATE AFTER    RATES COMMITTED UNTIL
              FUND NAME                     PER ADVISORY AGREEMENT                  JANUARY 1, 2005                    DATE
------------------------------------------------------------------------------------------------------------------------------------
AIM Constellation Fund                1.00% of first $30M                  0.75% of first $150M                  December 31, 2009
                                      0.75% of next $120M                  0.615% of next $4.85B
                                      0.625% of amount over $150M          0.57% of next $2.5B
                                                                           0.545% of next $2.5B
                                                                           0.52% of amount over $10B
------------------------------------------------------------------------------------------------------------------------------------

AIM Diversified Dividend Fund         0.75% of first $1B                   0.695% of first $250M                   June 30, 2006
                                      0.70% of next $1B                    0.67% of next $250M
                                      0.625% of amount over $2B            0.645% of next $500M
                                                                           0.62% of next $1.5B
                                                                           0.595% of next $2.5B
                                                                           0.57% of next $2.5B
                                                                           0.545% of next $2.5B
                                                                           0.52% of amount over $10B
------------------------------------------------------------------------------------------------------------------------------------

AIM Large Cap Basic Value Fund        0.60% of first $1B                        N/A                                N/A
                                      0.575% of next $1B
                                      0.55% of amount over $2B
------------------------------------------------------------------------------------------------------------------------------------

AIM Large Cap Growth Fund             0.75% of first $1B                   0.695% of first $250M              December 31, 2009
                                      0.70% of next $1B                    0.67% of next $250M
                                      0.625% of amount over $2B            0.645% of next $500M
                                                                           0.62% of next $1.5B
                                                                           0.595% of next $2.5B
                                                                           0.57% of next $2.5B
                                                                           0.545% of next $2.5B
                                                                           0.52% of amount over $10B
------------------------------------------------------------------------------------------------------------------------------------

AIM Mid Cap Growth Fund               0.80% of first $1B                   0.745% of first $250M              December 31, 2009
                                      0.75% of amount over $1B             0.73% of next $250M
                                                                           0.715% of next $500M
                                                                           0.70% of next $1.5B
                                                                           0.685% of next $2.5B
                                                                           0.67% of next $2.5B
                                                                           0.655% of next $2.5B
                                                                           0.64% of amount over $10B
------------------------------------------------------------------------------------------------------------------------------------

AIM Select Basic Value Fund           0.75% of first $1B                   0.695% of first $250M              June 30, 2006
                                      0.70% of next $1B                    0.67% of next $250M
                                      0.65% of amount over $2B             0.645% of next $500M
                                                                           0.62% of next $1.5B
                                                                           0.595% of next $2.5B
                                                                           0.57% of next $2.5B
                                                                           0.545% of next $2.5B
                                                                           0.52% of amount over $10B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               MAXIMUM ADVISORY FEE
                                            ANNUAL RATE/NET ASSETS          MAXIMUM ADVISORY FEE RATE AFTER    RATES COMMITTED UNTIL
              FUND NAME                     PER ADVISORY AGREEMENT                  JANUARY 1, 2005                    DATE
------------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                   1.00% of first $30M                  0.695% of first $250M              December 31, 2009
                                      0.75% of next $320M                  0.67% of next $250M
                                      0.625% of amount over $350M          0.645% of next $500M
                                                                           0.62% of next $1.5B
                                                                           0.595% of next $2.5B
                                                                           0.57% of next $2.5B
                                                                           0.545% of next $2.5B
                                                                           0.52% of amount over $10B
------------------------------------------------------------------------------------------------------------------------------------



         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.


         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."


         AIM has contractually agreed to waive advisory fees and/or reimburse expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board; and (v) expenses related to a merger or reorganization as approved by the Fund's Board; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement for AIM Diversified Dividend Fund's Class A, Class B, Class C, Class R and Investor Class shares to the extent necessary to limit the total operating expenses to 1.40%, 2.15%, 2.15%, 1.65% and 1.40%, respectively. Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund's prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.



Investment Sub-Advisor


         AIM has entered into a Sub-Advisory Agreement with AIM Capital to provide investment sub-advisory services to AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. AIM Capital is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). AIM Capital is a wholly owned subsidiary of AIM.

         For the services to be rendered by AIM Capital, under the Sub-Advisory Agreement, AIM will pay to AIM Capital a fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 50% of AIM's compensation of the sub-advised assets per year, for each of the AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31 are found in Appendix G.



Portfolio Managers. Appendix H contains the following information regarding the portfolio managers identified in each Fund's prospectus:


         o        The dollar range of the manager's investments in each Fund.

         o        A description of the manager's compensation structure.

         o Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

Securities Lending Arrangements. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

Administrative Services Agreement. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31 are found in Appendix I.


OTHER SERVICE PROVIDERS

         TRANSFER AGENT. AIM Investment Services, Inc., ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, R, AIM Cash Reserve and Investor Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS at a rate of $17.08 per open shareholder account plus certain out of pocket expenses, whether such account is serviced directly by AIS or by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds) and AIS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities' depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


         AUDITORS. Ernst & Young LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, Texas 77010-4035, the Funds' independent registered public accounting firm, is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed PriceWaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm of the Funds for fiscal year ended October 31, 2005. Such appointment was ratified and approved by the independent trustees of the Board.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES


         The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.


BROKERAGE TRANSACTIONS


         AIM or the Sub-Advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers (each, a "Broker"), effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.



         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principle basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.


         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31 are found in Appendix J.


COMMISSIONS


         During the last three fiscal years ended October 31, none of the Funds paid brokerage commissions to Brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.


         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKER SELECTION



         AIM's primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. AIM will not select Brokers based upon their promotion or sale of Fund shares.



         In choosing Brokers to execute portfolio transactions for the Funds, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Funds and/or the other accounts over which AIM and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.



         AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing such Fund.



         AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:



         1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or AIM Capital, a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.



         2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.



                  This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.



         3. Some of the common investment models used to manage various Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the Funds and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.



         AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.



         Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:



         o proprietary research created by the Broker executing the trade, and



         o other products created by third parties that are supplied to AIM through the Broker executing the trade.



         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.



         AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.



         Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:



         o Database Services - comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).



         o Quotation/Trading/News Systems - products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.



         o Economic Data/Forecasting Tools - various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

         o Quantitative/Technical Analysis - software tools that assist in quantitative and technical analysis of investment data.



         o Fundamental/Industry Analysis - industry specific fundamental investment research.



         o Fixed Income Security Analysis - data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.



         o Other Specialized Tools - other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.



         If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.



         Outside research assistance is useful to AIM since the Brokers used by AIM tend to provide more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.



         AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.



DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2004 are found in Appendix K.


REGULAR BROKERS OR DEALERS


         Information concerning the Funds' acquisition of securities of their regular Brokers during the last fiscal year ended October 31, 2004 is found in Appendix K.

ALLOCATION OF PORTFOLIO TRANSACTIONS


         AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.



ALLOCATION OF EQUITY INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS



         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity IPOs. Purchases of equity IPOs by one AIM Fund or other accounts may also be considered for purchase by one or more other AIM Funds or accounts. AIM shall combine indications of interest for equity IPOs for all AIM Funds and accounts participating in purchase transactions for that equity IPO. When the full amount of all equity IPO orders for such AIM Funds and accounts cannot be filled completely, AIM shall allocate such transactions in accordance with the following procedures:



         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular equity IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies, strategies and current holdings, AIM will allocate of securities issued in equity IPOs to eligible AIM Funds and accounts on a pro rata basis based on order size.



                   PURCHASE, REDEMPTION AND PRICING OF SHARES


TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in a Fund through a financial intermediary such as a broker-dealer, a bank (including a bank trust department), an insurance company separate account, an investment advisor, an administrator or trustee of a retirement plan or a qualified tuition plan or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Fund for trading on behalf of its customers, different guidelines and restrictions may apply than if you held your shares of the Fund directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares, different eligibility exchange shares by telephone; (ii) different minimum and maximum initial and subsequent purchase amounts: and (iii) system inability to provide Letter of Intent privileges. The financial intermediary through whom you are investing may also choose to impose a redemption fee that has different characteristics, which maybe less or more restrictive, than the redemption fee currently imposed on certain Funds.



If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary (or, in the case of a retirement plan, your plan sponsor) to determine what fees, guidelines, conditions and restrictions, including any of the above, may be applicable to you.

PURCHASE AND REDEMPTION OF SHARES


Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund


         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash
Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. Additionally, Class A shares of AIM Short Term Bond Fund are subject to an initial sales charge of 2.50%. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS


AIM Advantage Health Sciences Fund   AIM Large Cap Growth Fund
AIM Aggressive Growth Fund           AIM Leisure Fund
AIM Asia Pacific Growth Fund         AIM Mid Cap Basic Value Fund
AIM Basic Value Fund                 AIM Mid Cap Core Equity Fund
AIM Blue Chip Fund                   AIM Mid Cap Growth Fund
AIM Capital Development Fund         AIM Moderate Allocation Fund
AIM Charter Fund                     AIM Moderate Growth Allocation Fund
AIM Conservative Allocation Fund     AIM Moderately Conservative Allocation Fund
AIM Constellation Fund               AIM Multi-Sector Fund
AIM Diversified Dividend Fund        AIM Opportunities I Fund
AIM Dynamics Fund                    AIM Opportunities II Fund
AIM Energy Fund                      AIM Opportunities III Fund
AIM European Growth Fund             AIM Premier Equity Fund AIM
AIM European Small Company Fund      Select Equity Fund
AIM Financial Services Fund          AIM Small Cap Equity Fund
AIM Global Real Estate Fund          AIM Small Cap Growth Fund
AIM Global Value Fund                AIM Small Company Growth Fund
AIM Gold & Precious Metals Fund      AIM Technology Fund
AIM Growth Allocation Fund           AIM Trimark Endeavor Fund
AIM Income Allocation Fund           AIM Trimark Fund
AIM International Allocation Fund    AIM Trimark Small Companies Fund
AIM International Core Equity Fund   AIM Utilities Fund
AIM International Growth Fund AIM    AIM Weingarten Fund
International Small Company Fund
AIM Large Cap Basic Value Fund



                                                                                        Dealer
                                                    Investor's Sales Charge          Concession
                                                    -------------------------       -------------
                                                        As a          As a              As a
                                                     Percentage    Percentage        Percentage
                                                    of the Public  of the Net       of the Public
       Amount of Investment in                        Offering       Amount           Offering
          Single Transaction                            Price       Invested            Price
------------------------------------                -------------  ----------       -------------
              Less than  $    25,000                   5.50%          5.82%            4.75%
$  25,000 but less than  $    50,000                   5.25           5.54             4.50

$  50,000 but less than  $  100,000                   4.75           4.99             4.00
$ 100,000 but less than  $  250,000                   3.75           3.90             3.00
$ 250,000 but less than  $  500,000                   3.00           3.09             2.50
$  500,000 but less than $1,000,000                   2.00           2.04             1.60


CATEGORY II FUNDS


AIM Basic Balanced Fund             AIM High Income Municipal Fund
AIM Developing Markets Fund         AIM High Yield Fund
AIM Global Aggressive Growth Fund   AIM Income Fund
AIM Global Equity Fund              AIM Intermediate Government Fund
AIM Global Growth Fund              AIM Municipal Bond Fund
AIM Global Health Care Fund         AIM Real Estate Fund



                                                                                    Dealer
                                                 Investor's Sales Charge          Concession
                                                --------------------------      -------------
                                                    As a           As a             As a
                                                 Percentage     Percentage       Percentage
                                                of the Public   of the Net      of the Public
      Amount of Investment in                     Offering        Amount          Offering
        Single Transaction                          Price        Invested           Price
------------------------------------            -------------  -----------      -------------
             Less than   $   50,000                   4.75%        4.99%              4.00%
$  50,000 but less than  $  100,000                   4.00         4.17               3.25
$ 100,000 but less than  $  250,000                   3.75         3.90               3.00
$ 250,000 but less than  $  500,000                   2.50         2.56               2.00
$  500,000 but less than $1,000,000                   2.00         2.04               1.60


CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund


                                                                                  Dealer
                                                Investor's Sales Charge         Concession
                                               --------------------------      -------------
                                                   As a           As a             As a
                                                Percentage     Percentage       Percentage
                                               of the Public   of the Net      of the Public
     Amount of Investment in                     Offering        Amount          Offering
       Single Transaction                          Price        Invested           Price
------------------------------------           -------------  -----------      -------------
             Less than $   100,000                  1.00%         1.01%              0.75%
$100,000 but less than $   250,000                  0.75          0.76               0.50
$250,000 but less than $ 1,000,000                  0.50          0.50               0.40

AIM Short Term Bond Fund


                                                                                  Dealer
                                                 Investor's Sales Charge        Concession
                                               --------------------------      -------------
                                                    As a          As a             As a
                                                 Percentage    Percentage        Percentage
                                               of the Public   of the Net      of the Public
      Amount of Investment in                     Offering       Amount           Offering
         Single Transaction                        Price        Invested           Price
------------------------------------           -------------  -----------      -------------
             Less than $  100,000                 2.50%            2.56%            2.00%
$100,000 but less than $  250,000                 2.00             2.04             1.50
$250,000 but less than $  500,000                 1.50             1.52             1.25
$500,000 but less than $1,000,000                 1.25             1.27             1.0


         Beginning on October 31, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund and Class A Shares of AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and Class A Shares of AIM Short Term Bond Fund and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund and Class A Shares of AIM Short Term Bond Fund, however, each share will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds or AIM Short Term Bond Fund by investors other than (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code), and (ii) retirement plans that are maintained pursuant to
Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:

                               PERCENT OF PURCHASE

--------------------------------------------------------
1% of the first $2 million
--------------------------------------------------------
plus 0.80% of the next $1 million
--------------------------------------------------------
plus 0.50% of the next $17 million
--------------------------------------------------------
plus 0.25% of amounts in excess of $20 million
--------------------------------------------------------


         If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund or AIM Short Term Bond Fund on and after November 15, 2001 and through October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor made a Large Purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund on and after November 15, 2001 and through October 31, 2002 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A shares of a Category I or II Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning February 17, 2003, Class A shares of a Category III Fund may not be exchanged for Class A shares of another Category III Fund.

         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. For purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

-----------------------------------------------------
0.50% of the first $20 million
-----------------------------------------------------
plus 0.25% of amounts in excess of $20 million
-----------------------------------------------------

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares, or (iv) money returned from another fund family. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

DEFINITIONS

     As used herein, the terms below shall be defined as follows:

         o "Individual" refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;

         o "Spouse" is the person to whom one is legally married under state law;

         o "Domestic Partner" is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;

         o "Child" or "Children" include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;

         o "Parent" is a person's biological or adoptive mother or father;

         o "Step-child" is the child of one's Spouse by a previous marriage or relationship;

         o        "Step-parent" is the Spouse of a Child's Parent; and

         o "Immediate Family" includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.

INDIVIDUALS

         o an Individual (including his or her spouse or domestic partner, and children);

         o a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

         o        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         o a retirement plan maintained pursuant to Section 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

                  b. each transmittal is accompanied by a single check or wire transfer; and

                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT


         A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI.


         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the Account Application and by signing the Account Application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

         Calculating the Initial Sales Charge

         o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

         o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

         o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

         o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

         Calculating the Number of Shares to be Purchased

         o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

         o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

         o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

         o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

         Fulfilling the Intended Investment

         o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

         o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

         o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         Canceling the LOI

         o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

         o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

         LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds and AIM Short Term Bond Fund are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

                  PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their Immediate Family) of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

         o Sales representatives and employees (and members of their Immediate Family) of selling group members of financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employer-sponsored retirement plans that are Qualified Purchasers, as defined above provided that:

                  a.       a plan's initial investment is at least $1 million;

                  b. there are at least 100 employees eligible to participate in the plan; or

                  c. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

                  d. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

                  e. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         o        Shareholders of Investor Class shares of an AIM Fund;

         o Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

         o        Insurance company separate accounts;

         o Retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if:

                  a. such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

                  b. the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

                  c. the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.

         o Transfers to IRAs that are attributable to AIM Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

         o Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

         o        the reinvestment of dividends and distributions from a Fund;


         o exchanges of shares of certain Funds as more fully described in the Prospectus; or


         o        a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.


         The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, AIM Distributors or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM Funds. ADI Affiliates make these payments from their own resources, from AIM Distributors' retention of underwriting concessions and from payments to AIM Distributors under Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM Funds receive one or more types of these cash payments. Financial advisors negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial advisor to another. ADI Affiliates do not make an independent assessment of the cost of providing such services.


         In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

         REVENUE SHARING PAYMENTS. ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM Funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM Funds on the financial advisor's funds sales system, placing AIM Funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM Funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisor programs - some of which may be generate certain other payments described below.)

         The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM Funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM Funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM Funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

         ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets or $19 per annum per shareholder account. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that ADI Affiliates may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial advisor, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial advisor's mutual fund trading systems.

         OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at their expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in an/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD, Inc. ("NASD"). ADI Affiliates make payments for entertainment events they deem appropriate, subject to ADI Affiliate guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

         ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM Fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM Funds or retain shares of AIM Funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM Funds with respect to those assets.

         In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this Statement of

Additional Information. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM Funds, as well as about fees and/or commissions it charges.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class K Shares

         Class K shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase.

         For purchases of Class K shares, AIM Distributors may make the following payments to dealers of record:

                         PERCENT OF CUMULATIVE PURCHASE

--------------------------------------------------------------
0.70% of the first $5 million
--------------------------------------------------------------
plus 0.45% of amounts in excess of $5 million
--------------------------------------------------------------


         If the dealer of record receives the above payments, the trail commission will be paid out beginning in the 13th month. If no additional fee is paid to financial intermediaries, the trail commission will begin to accrue immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a

0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds or AIM Short Term Bond Fund, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         PERCENT OF CUMULATIVE PURCHASES

--------------------------------------------------------
0.75% of the first $5 million
--------------------------------------------------------
plus 0.50% of amounts in excess of $5 million
--------------------------------------------------------


         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

         Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. AIM Distributors may pay dealers and institutions an annual fee of 0.25% of average daily net assets and such payments will commence immediately.

Purchases of Institutional Class Shares

         Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AIS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


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


Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.


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


Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class K or Class R shares. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, IIorIII Fund or AIM Short Term Bond Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held more than 18 months;

         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

         o        Redemptions from private foundations or endowment funds;

         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds, AIM Cash Reserve Shares of AIM Money Market Fund or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund or AIM Short Term Bond Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;


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


         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund or AIM Short Term Bond Fund, unless the Category I or II Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds or AIM Short Term Bond Fund shares;

         o Redemptions of Category I or II Funds or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held by an Investor Class shareholder.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

         o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

         o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         o Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value
                  Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AIS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         o Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500; and

         o        Investment account(s) of AIM and its affiliates.

         CDSCs will not apply to the following redemptions of Class C shares:

         o A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         o A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

         o Redemptions of Class C shares of a Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

         o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another Fund and the original purchase was subject to a CDSC.

         CDSCs will not apply to the following redemptions of Class K shares:

         o Class K shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him.


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


         CDSCs will not apply to the following redemptions of Class R shares:

         o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class R shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AIS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AIS in its sole discretion.

         AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent or its designee.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AIS's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN, the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on October 31, 2004, AIM Aggressive Growth Fund - Class A shares had a net asset value per share of $9.62. The offering price, assuming an initial sales charge of 5.50%, therefore was $10.18.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

         Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTIONS IN KIND

         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind, if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds, has made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of a Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold, 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund, except for AIM Diversified Dividend Fund, to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gain, except for AIM Diversified Dividend Fund as noted below. In the case of AIM Diversified Dividend Fund, it is the policy to declare and pay quarterly net investment income dividends and declare and pay annually any capital gain distributions. In determining the amount of capital gains, if any, available for distribution, capital gains will generally be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than those for Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


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

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it has been incurred in the succeeding year.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gain from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for Fund taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or of securities of certain publicly traded partnerships (for Fund taxable years beginning after October 22, 2004).


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

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a fund may make an election to treat such gain or loss as capital.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss unless a Fund elects to treat them as capital gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

         Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).


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

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

         The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will only qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. As described below, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

         Dividends paid by a Fund will not be eligible for the dividends received deduction when received by a corporation that has not held its shares of the Fund for at least 46 days during the 91-day period beginning 45 days before the date on which the shares become ex-dividend and will not be treated as qualified dividend income when received by an individual or other noncorporate shareholder who has not held its shares of the Fund for at least 61 days during the 121-day period beginning 60 days before the date on which the shares become ex-dividend.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a Fund designates as "short-term capital gain dividends" or as "interest-related dividends" for Fund taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Fund's taxable year is generally equal to the excess (if any) of the Fund's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified interest income" of the Fund over allocable expenses. Qualified interest income is generally equal to the sum of a Fund's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Fund holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the foreign tax election (as defined below), but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of foreign shareholder decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by the Fund at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 21, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares, if applicable (collectively the "Plans").

         Each Fund, pursuant to its Class A, Class B, Class C and Class R Plans, as applicable, and each of AIM Blue Chip Fund, AIM Capital Development Fund, AIM Diversified Dividend Fund and AIM Large Cap Basic Value Fund, pursuant to its Investor Class Plan, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.


                                                                         INVESTOR
FUND                             CLASS A   CLASS B   CLASS C   CLASS R    CLASS
----                             -------   -------   -------   -------   --------
AIM Aggressive Growth Fund          0.25%     1.00%     1.00%     0.50%       N/A
AIM Blue Chip Fund                  0.25%     1.00%     1.00%     0.50%      0.25%
AIM Capital Development Fund        0.25%     1.00%     1.00%     0.50%      0.25%
AIM Charter Fund                    0.25%     1.00%     1.00%     0.50%       N/A
AIM Constellation Fund              0.25%     1.00%     1.00%     0.50%       N/A
AIM Diversified Dividend Fund       0.25%     1.00%     1.00%     0.50%      0.25%
AIM Large Cap Basic Value Fund      0.25%     1.00%     1.00%     0.50%      0.25%
AIM Large Cap Growth Fund           0.25%     1.00%     1.00%     0.50%       N/A
AIM Mid Cap Growth Fund             0.25%     1.00%     1.00%     0.50%       N/A
AIM Select Basic Value Fund         0.25%     1.00%     1.00%      N/A        N/A
AIM Weingarten Fund                 0.25%     1.00%     1.00%     0.50%       N/A

         AIM Diversified Dividend Fund and AIM Large Cap Growth Fund, pursuant to its Investor Class Plan, pays AIM Distributors an amount necessary to reimburse AIM Distributors for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of the Fund.

         All of the Plans compensate or reimburse AIM Distributors, as applicable, for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.


         Amounts payable by a Fund under the Class A, Class B, Class C and
Class R Plans and amounts payable by AIM Blue Chip Fund, AIM Capital Development Fund, AIM Diversified Dividend Fund and AIM Large Cap Basic Value Fund, under its Investor Class Plan need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. These Plans do not obligate the Funds to reimburse AIM Distributors for the actual allocated share of expenses AIM Distributors may incur in fulfilling its obligations under these Plans. Thus, even if AIM Distributors' actual allocated share of expenses exceeds the fee payable to AIM Distributors at any given time, under these Plans, the Funds will not be obligated to pay more than that fee. If AIM Distributors' actual allocated share of expenses is less than the fee it receives, under these Plans, AIM Distributors will retain the full amount of the fee.


         Amounts payable by AIM Diversified Dividend Fund and AIM Large Cap Growth Fund under their Investor Class Plans are directly related to the expenses incurred by AIM Distributors on behalf of each Fund, as these Plans obligate each Fund to reimburse AIM Distributors for their actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of each Fund. If AIM Distributors' actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period exceeds the 0.25% annual cap, under this Plan AIM Diversified Dividend Fund and AIM Large Cap Growth Fund will not be obligated to pay more than the 0.25% annual cap. If AIM Distributors' actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period is less than the 0.25% annual cap, under this Plan AIM Distributors is entitled to be reimbursed only for its actual allocated share of expenses.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class C, Class R or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Investor Class shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the NASD.


         See Appendix L for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended October 31, 2004 and Appendix M for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended October 31, 2004.


         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay CDSCs.


         Total sales charges (front end and CDSCs) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended October 31 are found in Appendix N.



                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P      =   a hypothetical initial payment of $1,000;

                T      =   average annual total return (assuming the applicable
                           maximum sales load is deducted at the beginning of the one, five, or ten year periods);

                n      =   number of years; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the one, five, or ten year periods (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C, Class R and Investor Class shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix O.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000;

                U      =   average annual total return assuming payment of only
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                n      =   number of years; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000;

                V      =   cumulative total return assuming payment of all of, a
                           stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C and Class R and Investor Class shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix O.


Calculation of Certain Performance Data

         Funds offering Class R shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in each Fund's advertisements and other sales material. If the Fund's Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Fund's Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class R shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Fund's Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class R shares.

         AIM Blue Chip Fund, AIM Capital Development Fund, AIM Diversified Dividend Fund, AIM Large Cap Basic Value Fund and AIM Large Cap Growth Fund may also use a restated or a blended performance calculation to derive certain performance data shown for each Fund's Investor Class shares in this Statement of Additional Information and in each Fund's advertisements and other sales material. If each Fund's Investor Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of each Fund's Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If each Fund's Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of each Fund's Investor Class shares since their inception and the restated historical performance of each Fund's Class A shares (for periods prior to inception of the Investor Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If each Fund's Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of each Fund's Investor Class shares.

         A restated or blended performance calculation may be used to derive (i) each Fund's standardized average annual total returns over a stated period and
(ii) each Fund's non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T)  = ATV
                                              D

Where           P      =   a hypothetical initial payment of $1,000;

                T      =   average annual total return (after taxes on
                           distributions);

                n      =   number of years; and

                ATV    =   ending value of a hypothetical $1,000 payment made at
                   D       the beginning of the one, five, or ten year periods
                           (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B, Class C and Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix O.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T)  = ATV
                                              DR

Where           P      =   a hypothetical initial payment of $1,000;

                T      =   average annual total return (after taxes on
                           distributions and redemption);

                n      =   number of years; and

                ATV    =   ending value of a hypothetical $1,000 payment made at
                   DR      the beginning of the one, five, or ten year periods
                           (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B, Class C and Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix O.


Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


         Advertising Age               Forbes                        Pension World
         Barron's                      Fortune                       Pensions & Investments
         Best's Review                 Hartford Courant              Personal Investor
         Bloomberg                     Inc                           Philadelphia Inquirer
         Broker World                  Institutional Investor        The Bond Buyer
         Business Week                 Insurance Forum               USA Today
         Changing Times                Insurance Week                U.S. News & World Report
         Christian Science Monitor     Investor's Business Daily     Wall Street Journal
         Consumer Reports              Journal of the American       Washington Post
         Economist                        Society of CLU & ChFC      CNN
         FACS of the Week              Kiplinger Letter              CNBC
         Financial Planning            Money                         PBS
         Financial Product News        Mutual Fund Forecaster
         Financial Services Week       Nation's Business
         Financial World               New York Times

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                     Standard & Poor's
         Bloomberg                             Stanger
         Donoghue's                            Strategic Insight
         FactSet Data Systems                  Thompson Financial
         Lipper, Inc.                          Weisenberger
         Mutual Fund Values (Morningstar)

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Lipper Large Cap Core Fund Index                       Russell 1000 --Registered Trademark-- Value Index
         Lipper Large Cap Growth Fund Index                     Russell 2500 --Trademark-- Index
         Lipper Large Cap Value Fund Index                      Russell 2500 --Trademark-- Growth Index
         Lipper Mid Cap Core Fund Index                         Russell 3000 --Registered Trademark-- Growth Index
         Lipper Mid Cap Growth Fund Index                       Russell 3000 --Registered Trademark-- Index
         Lipper Multi Cap Growth Fund Index                     Russell MidCap --Registered Trademark-- Growth Index
         Lipper Multi Cap Value Fund Index                      Russell MidCap --Registered Trademark-- Index
         MSCI World Index                                       Standard & Poor's 500 Index
         Russell 1000 --Registered Trademark-- Growth Index     Standard & Poor's Mid Cap 400 Index
         Russell 1000 --Registered Trademark-- Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.





                               PENDING LITIGATION



         Regulatory Action Alleging Market Timing



         On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

         If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC ("AMVESCAP"), from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is not assurance that such exemptive relief will be granted.



         On May 31, 2005, the defendants removed this lawsuit to the U.S. District Court for the Northern District of West Virginia at Wheeling. On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court. On June 29, 2005 the WVAG filed a Notice of Opposition to this Conditional Transfer Order. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.



         Private Civil Actions Alleging Market Timing



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of August 19, 2005 is set forth in Appendix P-1.



         All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings, with one exception. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. One lawsuit based on allegations of market timing, late trading and related issues has not been transferred to the MDL court. These lawsuits are identified in Appendix P-1.



         Private Civil Actions Alleging Improper Use of Fair Value Pricing



         Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of August 19, 2005 is set forth in Appendix P-2.

         Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of August 19, 2005 is set forth in Appendix P-3.



         Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes



         Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of August 19, 2005 is set forth in Appendix P-4.



         Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of August 19, 2005 is set forth in Appendix P-5.

         Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements



         A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("Aim Capital") and the trustees of the Aim funds alleging that the defendants breached their fiduciary duties by failing to ensure that the Aim funds participated in class action settlements in which they were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was dismissed by the Court on August 12, 2005, is set forth in Appendix P-6.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings are as follows:


         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B



                    EXAMPLES OF PERSONS TO WHOM AIM PROVIDES
                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                              (AS OF JULY 27, 2005)




           SERVICE PROVIDER                                      DISCLOSURE CATEGORY
           ----------------                                      -------------------
Ballard Spahr Andrews & Ingersoll, LLP               Legal Counsel

Foley & Lardner LLP                                  Legal Counsel (for certain AIM Funds)

Kramer, Levin Naftalis & Frankel LLP                 Legal Counsel

Ernst & Young LLP                                    Independent Registered Public Accounting Firm (for
                                                     certain AIM Funds)

PricewaterhouseCoopers LLP                           Independent Registered Public Accounting Firm (for
                                                     certain AIM Funds)

Brown Brothers Harriman & Co.                        Securities Lender (for certain AIM Funds)

Fitch, Inc.                                          Rating & Ranking Agency (for certain AIM Funds)

iMoneyNet                                            Ranking Agency (for certain AIM funds)

Lipper Inc.                                          Rating & Ranking Agency (for certain AIM Funds)

Moody's Investors Service                            Rating & Ranking Agency (for certain AIM Funds)

Institutional Shareholder Services, Inc.             Proxy Voting Service

State Street Bank and Trust Company                  Custodian (for certain AIM Funds),  Software Provider,
                                                     Securities Lender (for certain AIM Funds)

The Bank of New York                                 Custodian (for certain AIM Funds)

AIM Investment Services, Inc.                        Transfer Agent

Bloomberg                                            System Provider (for certain AIM Funds)

Reuters America Inc.                                 Pricing Service (for certain AIM Funds)

The MacGregor Group, Inc.                            Software Provider

Thomson Financial, Inc.                              Software Provider

Xcitek Solutions                                     Software Provider
Plus

Bowne & Co., Inc.                                    Financial Printer

CENVEO                                               Financial Printer

Classic Printers Inc.                                Financial Printer

Color Dynamics                                       Financial Printer

Earth Color Houston                                  Financial Printer

EMCO Press                                           Financial Printer

Grover Printing                                      Financial Printer

Gulfstream Graphics Corp.                            Financial Printer

Signature                                            Financial Printer

Southwest Precision Printers, Inc.                   Financial Printer

ABN Amro Financial Services, Inc.                    Broker (for certain AIM Funds)

BB&T Capital Markets                                 Broker (for certain AIM Funds)

Belle Haven Investments L.P.                         Broker (for certain AIM Funds)

BOSC, Inc.                                           Broker (for certain AIM Funds)

Cabrera Capital Markets                              Broker (for certain AIM Funds)

           SERVICE PROVIDER                                      DISCLOSURE CATEGORY
           ----------------                                      -------------------
Coastal Securities, LP                               Broker (for certain AIM Funds)

Duncan-Williams, Inc.                                Broker (for certain AIM Funds)

Fidelity Investments                                 Broker (for certain AIM Funds)

First Albany Capital                                 Broker (for certain AIM Funds)

First Tryon Securities                               Broker (for certain AIM Funds)

Anglemyer & Co.                                      Analyst (for certain AIM Funds)

Empirical Research Partners                          Analyst (for certain AIM Funds)

Factset Research Systems, Inc.                       Analyst (for certain AIM Funds)

Global Trend Alert                                   Analyst (for certain AIM Funds)

J.P. Morgan Chase                                    Analyst (for certain AIM Funds)

Kevin Dann & Partners                                Analyst (for certain AIM Funds)

Muzea Insider Consulting Services, LLC               Analyst (for certain AIM Funds)

Noah Financial, LLC                                  Analyst (for certain AIM Funds)

Piper Jaffray                                        Analyst (for certain AIM Funds)

                                   APPENDIX C
                              TRUSTEES AND OFFICERS



                               As of July 31, 2005



================================================================================
The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.
================================================================================



                                    TRUSTEE
     NAME, YEAR OF BIRTH AND         AND/OR
    POSITION(s) HELD WITH THE       OFFICER                                                        OTHER TRUSTEESHIP(S)
              TRUST                  SINCE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          HELD BY TRUSTEE
    -------------------------       -------     -------------------------------------------        --------------------
INTERESTED PERSONS

Robert H. Graham(1) --  1946          1988      Director and Chairman, A I M Management            None
Trustee, Vice Chair and                         Group Inc. (financial services holding
President                                       company); Director and Vice Chairman,
                                                AMVESCAP PLC and Chairman of
                                                AMVESCAP PLC - AIM Division (parent of AIM
                                                and a global investment management firm)

                                                Formerly: President and Chief Executive
                                                Officer, A I M Management Group Inc.;
                                                Director, Chairman and President, A I M
                                                Advisors, Inc. (registered investment
                                                advisor); Director and Chairman, A I M
                                                Capital Management, Inc. (registered
                                                investment advisor), A I M Distributors,
                                                Inc. (registered broker dealer), AIM
                                                Investment Services, Inc. (registered
                                                transfer agent), and Fund Management
                                                Company (registered broker dealer); and
                                                Chief Executive Officer, AMVESCAP PLC -
                                                Managed Products

Mark H. Williamson(2) -- 1951         2003      Director, President and Chief Executive            None
Trustee and Executive Vice                      Officer, A I M Management Group Inc.;
President                                       Director, Chairman and President, A I M
                                                Advisors, Inc.; Director, A I M Capital
                                                Management, Inc. and A I M Distributors,
                                                Inc.; Director and Chairman, AIM Investment
                                                Services, Inc., Fund Management Company and
                                                INVESCO Distributors, Inc. (registered
                                                broker dealer); and Chief Executive Officer,
                                                AMVESCAP PLC - AIM Division (parent of AIM
                                                and a global investment management firm)

                                                Formerly: Director, Chairman, President and
                                                Chief Executive Officer, INVESCO Funds
                                                Group, Inc.; President and Chief Executive
                                                Officer, INVESCO Distributors, Inc.; Chief
                                                Executive Officer, AMVESCAP PLC -
                                                Managed Products


---------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

                                    TRUSTEE
     NAME, YEAR OF BIRTH AND         AND/OR
    POSITION(s) HELD WITH THE       OFFICER                                                        OTHER TRUSTEESHIP(S)
              TRUST                  SINCE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          HELD BY TRUSTEE
    -------------------------       -------     -------------------------------------------        --------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) -- 1944          1993      Chairman, Crockett Technology Associates           ACE Limited
Trustee and Chair                               (technology consulting company)                    (insurance company);
                                                                                                   and Captaris, Inc.
                                                                                                   (unified messaging
                                                                                                   provider)

Bob R. Baker -- 1936                  2003      Retired                                            None
Trustee

Frank S. Bayley -- 1939               2001      Retired                                            Badgley Funds, Inc.
Trustee                                                                                            (registered investment
                                                Formerly: Partner, law firm of Baker &             company)
                                                McKenzie                                           (2 portfolios)

James T. Bunch -- 1942                2003      Co-President and Founder, Green, Manning &         None
Trustee                                         Bunch Ltd. (investment banking firm); and
                                                Director, Policy Studies, Inc. and Van
                                                Gilder Insurance Corporation

Albert R. Dowden -- 1941              2000      Director of a number of public and private         None
Trustee                                         business corporations, including the Boss
                                                Group, Ltd. (private investment and
                                                management); Cortland Trust, Inc. (Chairman)
                                                (registered investment company (3
                                                portfolios)); Annuity and Life Re
                                                (Holdings), Ltd (insurance company); and
                                                CompuDyne Corporation (provider of products
                                                and services to the public security market)

                                                Formerly: Director, President and Chief
                                                Executive Officer, Volvo Group North America,
                                                Inc.; Senior Vice President, AB Volvo; and
                                                director of various affiliated Volvo companies

Edward K. Dunn, Jr. -- 1935           1998      Retired                                            None
Trustee


---------
(3)      Mr. Crockett was elected Chair of the Board effective October 4, 2004.

                                    TRUSTEE
     NAME, YEAR OF BIRTH AND         AND/OR
    POSITION(s) HELD WITH THE       OFFICER                                                        OTHER TRUSTEESHIP(S)
              TRUST                  SINCE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          HELD BY TRUSTEE
    -------------------------       -------     -------------------------------------------        --------------------
Jack M. Fields -- 1952                1997      Chief Executive Officer, Twenty First Century      Administaff; and
Trustee                                         Group, Inc. (government affairs company); and      Discovery Global
                                                Owner, Dos Angelos Ranch, L.P.                     Education Fund
                                                                                                   (non-profit)
                                                Formerly: Chief Executive Officer, Texana
                                                Timber LP (sustainable forestry company)

Carl Frischling -- 1937               1988      Partner, law firm of Kramer Levin Naftalis         Cortland Trust, Inc.
Trustee                                         and Frankel LLP                                    (registered
                                                                                                   investment company)
                                                                                                   (3 portfolios)

Gerald J. Lewis -- 1933               2003      Chairman, Lawsuit Resolution Services (San         General Chemical
Trustee                                         Diego, California)                                 Group, Inc.

Prema Mathai-Davis -- 1950            1998      Formerly: Chief Executive Officer, YWCA of         None
Trustee                                         the USA

Lewis F. Pennock -- 1942              1988      Partner, law firm of Pennock & Cooper              None
Trustee

Ruth H. Quigley -- 1935               2001      Retired                                            None
Trustee

Larry Soll -- 1942                    2003      Retired                                            None
Trustee

                                    TRUSTEE
     NAME, YEAR OF BIRTH AND         AND/OR
    POSITION(s) HELD WITH THE       OFFICER                                                        OTHER TRUSTEESHIP(S)
              TRUST                  SINCE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          HELD BY TRUSTEE
    -------------------------       -------     -------------------------------------------        --------------------
OTHER OFFICERS

Lisa O. Brinkley(4) -- 1959           2004      Senior Vice President, A I M Management Group      N/A
Senior Vice President and Chief                 Inc.; Senior Vice President and Chief
Compliance Officer                              Compliance Officer, A I M Advisors, Inc.;
                                                Vice President and Chief Compliance Officer,
                                                A I M Capital Management, Inc.; and Vice
                                                President, A I M Distributors, Inc., AIM
                                                Investment Services, Inc., and Fund Management
                                                Company

                                                Formerly: Senior Vice President and
                                                Compliance Director, Delaware Investments
                                                Family of Funds; and Chief Compliance
                                                Officer, A I M Distributors, Inc.

Russell C. Burk(5) -- 1958            2005      Formerly: Director of Compliance and Assistant     N/A
Senior Vice President                           General Counsel, ICON Advisers, Inc.;
(Senior Officer)                                Financial Consultant, Merrill Lynch; General
                                                Counsel and Director of Compliance, ALPS
                                                Mutual Funds, Inc.

Kevin M. Carome -- 1956               2003      Director, Senior Vice President, Secretary and     N/A
Senior Vice President, Chief                    General Counsel, A I M Management Group Inc.
Legal Officer and Secretary                     and A I M Advisors, Inc.; Director and Vice
                                                President, INVESCO Distributors, Inc.; Vice
                                                President, A I M Capital Management, Inc. and
                                                AIM Investment Services, Inc.; Director, Vice
                                                President and General Counsel, Fund Management
                                                Company; and Senior Vice President, A I M
                                                Distributors, Inc., and Director, Fund Management
                                                Company

                                                Formerly: Senior Vice President and General
                                                Counsel, Liberty Financial Companies, Inc.;
                                                Senior Vice President and General Counsel,
                                                Liberty Funds Group, LLC; and Vice
                                                President, A I M Distributors, Inc.

Sidney M. Dilgren -- 1961             2004      Vice President and Fund Treasurer, A I M           N/A
Vice President and Treasurer                    Advisors, Inc.

                                                Formerly: Senior Vice President, AIM
                                                Investment Services, Inc.; and Vice President,
                                                A I M Distributors, Inc.


---------
(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

                                    TRUSTEE
     NAME, YEAR OF BIRTH AND         AND/OR
    POSITION(s) HELD WITH THE       OFFICER                                                        OTHER TRUSTEESHIP(S)
              TRUST                  SINCE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          HELD BY TRUSTEE
    -------------------------       -------     -------------------------------------------        --------------------
J. Philip Ferguson(6) -- 1945         2005      Senior Vice President and Chief Investment         N/A
Vice President                                  Officer, A I M Advisors Inc.; Director,
                                                Chairman, Chief Executive Officer, President
                                                and Chief Investment Officer, A I M Capital
                                                Management, Inc; Executive Vice President,
                                                A I M Management Group Inc.

                                                Formerly: Senior Vice President, AIM Private
                                                Asset Management, Inc.; Chief Equity Officer,
                                                and Senior Investment Officer, A I M Capital
                                                Management, Inc.; and Managing Partner,
                                                Beutel, Goodman Capital Management

Karen Dunn Kelley -- 1960             2004      Director of Cash Management, Managing              N/A
Vice President                                  Director and Chief Cash Management Officer,
                                                A I M Capital Management, Inc.; Director and
                                                President, Fund Management Company; and Vice
                                                President, A I M Advisors, Inc.


---------
(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2004


                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                     EQUITY SECURITIES IN ALL
                                                                                       REGISTERED INVESTMENT
                                    DOLLAR RANGE OF EQUITY SECURITIES              COMPANIES OVERSEEN BY TRUSTEE
     NAME OF TRUSTEE                            PER FUND                          IN THE AIM FAMILY OF FUNDS--Registered Trademark--
     ---------------                ---------------------------------             --------------------------------------------------
Robert H. Graham            Aggressive Growth                 Over $100,000               Over $100,000

                            Blue Chip                         Over $100,000

                            Capital Development               Over $100,000

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Diversified Dividend              Over $100,000

                            Emerging Growth                   Over $100,000

                            Large Cap Basic Value             Over $100,000

                            Large Cap Growth                  Over $100,000

                            Mid Cap Growth                    Over $100,000

                            Weingarten                        Over $100,000

Mark H. Williamson          Large Cap Growth             $50,001 - $100,000               Over $100,000

Bob R. Baker                                       -0-                                    Over $100,000

Frank S. Bayley             Charter                       $10,001 - $50,000               Over $100,000

                            Mid Cap Growth                $10,001 - $50,000

James T. Bunch              Blue Chip                          $1 - $10,000               Over $100,000

                            Large Cap Basic Value        $50,001 - $100,000

                            Large Cap Growth                   $1 - $10,000

Bruce L. Crockett           Aggressive Growth                  $1 - $10,000            $50,001- $100,000(7)

                            Charter                            $1 - $10,000

                            Constellation                      $1 - $10,000

                            Weingarten                         $1 - $10,000


---------
(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                     EQUITY SECURITIES IN ALL
                                                                                       REGISTERED INVESTMENT
                                    DOLLAR RANGE OF EQUITY SECURITIES              COMPANIES OVERSEEN BY TRUSTEE
     NAME OF TRUSTEE                            PER FUND                          IN THE AIM FAMILY OF FUNDS--Registered Trademark--
     ---------------                ---------------------------------             --------------------------------------------------
                            Blue Chip                     $10,001 - $50,000               Over $100,000
Albert R. Dowden
                            Emerging Growth               $10,001 - $50,000

Edward K. Dunn, Jr.         Capital Development               Over $100,000               Over $100,0007

Jack M. Fields              Blue Chip                          $1 - $10,000               Over $100,000(7)

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Weingarten                        Over $100,000

Carl Frischling             Aggressive Growth                 Over $100,000               Over $100,000(7)

                            Blue Chip                    $50,001 - $100,000

                            Capital Development               Over $100,000

                            Charter                           Over $100,000

                            Mid Cap Growth                $10,001 - $50,000

                            Weingarten                   $50,001 - $100,000

Gerald J. Lewis             Blue Chip                          $1 - $10,000               Over $100,000

                            Capital Development           $10,001 - $50,000

                            Large Cap Basic Value              $1 - $10,000

                            Large Cap Growth                   $1 - $10,000

Prema Mathai-Davis                                 -0-                                    $1- $10,000(7)

Lewis F. Pennock            Capital Development                $1 - $10,000               Over $100,000

                            Charter                       $10,001 - $50,000

                            Diversified Dividend               $1 - $10,000

                            Large Cap Basic Value              $1 - $10,000

Ruth H. Quigley                                    -0-                                  $10,001 - $50,000

Larry Soll                  Blue Chip                          $1 - $10,000               Over $100,000(7)

                            Large Cap Basic Value              $1 - $10,000

                            Large Cap Growth                   $1 - $10,000

----------

(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D


                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:

                                                                   ESTIMATED
                                                                    ANNUAL
                                                RETIREMENT         BENEFITS
                                AGGREGATE        BENEFITS            UPON               TOTAL
                               COMPENSATION       ACCRUED         RETIREMENT         COMPENSATION
                                 FROM THE         BY ALL           FROM ALL          FROM ALL AIM
   TRUSTEE                     TRUST(1)(2)     AIM FUNDS(3)      AIM FUNDS(4)        FUNDS (5)(6)
   -------                     -----------     ------------      ------------        ------------
Bob R. Baker                   $    26,824     $    198,871      $    144,786        $    189,750
Frank S. Bayley                     26,774          175,241           112,500             193,500
James T. Bunch                      26,824          143,455           112,500             186,000
Bruce L. Crockett                   26,774           75,638           112,500             223,500
Albert R. Dowden                    26,634           93,210           112,500             192,500
Edward K. Dunn, Jr.                 26,774          133,390           112,500             193,500
Jack M. Fields                      26,774           48,070           112,500             186,000
Carl Frischling(7)                  26,616           62,040           112,500             185,000
Gerald J. Lewis                     26,824          143,455           112,500             186,000
Prema Mathai-Davis                  26,774           55,768           112,500             189,750
Lewis F. Pennock                    26,774           80,777           112,500             186,000
Ruth H. Quigley                     26,774          154,767           112,500             189,750
Louis S. Sklar(8)                   26,774          115,160           101,250             186,000
Larry Soll                          26,824          184,356           130,823             186,000


(1) Amounts shown are based on the fiscal year ended October 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2004, including earnings, was $97,262.

(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Aggregate Compensation From the Trust" above does not include $6,777 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the fiscal year ended October 31, 2004.

(3) During the fiscal year ended October 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $197,215.

(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement and assumes each trustee serves until his or her normal retirement date.


(5) All trustees currently serve as trustees of 18 registered investment companies advised by AIM.


(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.

(7) During the fiscal year ended October 31, 2004 the Trust paid $140,199 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

(8)      Mr. Sklar retired effective December 31, 2004.

                                   APPENDIX E


                          PROXY POLICIES AND PROCEDURES
                         (AS AMENDED SEPTEMBER 16, 2004)

A.       PROXY POLICIES

         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

         I.       BOARDS OF DIRECTORS

                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

                  There are some actions by directors that should result in votes being withheld. These instances include directors who:

                  o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

                  o Attend less than 75 percent of the board and committee meetings without a valid excuse;

                  o Implement or renew a dead-hand or modified dead-hand poison pill;

                  o Sit on the boards of an excessive number of companies;

                  o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

                  o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

                  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

                  o Long-term financial performance of the target company relative to its industry; Management's track record;

                  o        Portfolio manager's assessment;

                  o        Qualifications of director nominees (both slates);

                  o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

                  o        Background to the proxy contest.

         II.      INDEPENDENT AUDITORS

                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

                  o It is not clear that the auditors will be able to fulfill their function;

                  o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

                  o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

         III.     COMPENSATION PROGRAMS

                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

                  o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

                  o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

                  o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

                  o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

                  o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

         IV.      CORPORATE MATTERS

                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

                  o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

                  o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

                  o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

                  o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

         V.       SHAREHOLDER PROPOSALS

                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

                  o We will generally abstain from shareholder social and environmental proposals.

                  o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

                  o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

                  o We will generally vote for proposals to lower barriers to shareholder action.

                  o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

         VI.      OTHER

                  o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

                  o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

                  o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

           AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       PROXY COMMITTEE PROCEDURES

         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Trustees:

         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

         2. AIM will not publicly announce its voting intentions and the reasons therefore.

         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       BUSINESS/DISASTER RECOVERY

         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       RESTRICTIONS AFFECTING VOTING

         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       CONFLICTS OF INTEREST

         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

         In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board in the next quarterly report.

         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.       FUND OF FUNDS

         When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                                   APPENDIX F


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of August 15, 2005.


AIM AGGRESSIVE GROWTH FUND


                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES            SHARES         CLASS SHARES
                                    ----------       ----------      ----------       ----------       -------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF          OWNED OF          OWNED OF
       PRINCIPAL HOLDER               RECORD           RECORD          RECORD           RECORD             RECORD
       ----------------             ----------       ----------      ----------       ----------       -------------
AMVESCAP National Trust
Company Trustee
Frost FBO B&O Management Co.                --               --              --             6.17%                 --
Discretionary Contribution Pl
PO Box 105779
Atlanta, GA  30348-5779

Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta 7th Fl              6.01%              --              --               --                  --
333 West 34th St
New York,  NY  10001-2402

JC Penney Company Inc Savings
PS & Stock Ownership Pl Tr                  --               --              --               --               97.58%
105 Rosemont Rd
Westwood, MA 02090-2318

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                                 7.03%              --            8.29%              --                  --
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES            SHARES         CLASS SHARES
                                    ----------       ----------      ----------       ----------       -------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF          OWNED OF          OWNED OF
       PRINCIPAL HOLDER               RECORD           RECORD          RECORD           RECORD             RECORD
       ----------------             ----------       ----------      ----------       ----------       -------------
Wilmington Trust Comp.
Cust. FBO
Olson International
Employee 401(k)                             --               --              --             5.84%                 --
Salary Plan
c/o Mutual Funds
P. O. Box 8971
Wilmington, DE  19899-8971


AIM BLUE CHIP FUND


                                                                                                      INSTITUTIONAL      INVESTOR
                                     CLASS A          CLASS B          CLASS C          CLASS R           CLASS            CLASS
                                      SHARES          SHARES           SHARES            SHARES           SHARES          SHARES
                                    ----------      ----------       ----------       ----------      -------------     ----------
                                    PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF
       PRINCIPAL HOLDER               RECORD          RECORD           RECORD           RECORD           RECORD           RECORD
      -------------------           ----------      ----------       ----------       ----------      -------------     ----------
AMVESCAP National Trust
Co. Trustee
FBO The McDevitt Co.                        --              --               --            24.11%                --             --
Employees 401(k) Plan
PO Box 105779
Atlanta, GA 30348-5779

Capital Bank & Trust Co. FBO
Government Micro Resources
Inc. 401(k)
C/O Planpremier/FASCORP                     --              --               --             7.35%                --             --
8515 E Orchard Rd #2T2
Greenwood Village, CO
80111-5002

Charles Schwab & Co. Inc.
Special Custody FBO
Customers (SIM)                             --              --               --               --                 --           7.76%
Attn:  Mutual Funds
101 Montgomery St
San Francisco, CA  94104-4122

Citigroup Global Markets
House Acct
Attn: Cindy Tempesta                        --            6.21%            7.01%              --                 --             --
7th Floor
333 West 34th Street
New York, NY  10001-2402

                                                                                                      INSTITUTIONAL      INVESTOR
                                     CLASS A          CLASS B          CLASS C          CLASS R           CLASS            CLASS
                                      SHARES          SHARES           SHARES            SHARES           SHARES          SHARES
                                    ----------      ----------       ----------       ----------      -------------     ----------
                                    PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF
       PRINCIPAL HOLDER               RECORD          RECORD           RECORD           RECORD           RECORD           RECORD
      -------------------           ----------      ----------       ----------       ----------      -------------     ----------
MCB Trust Services Cust. FBO
Fresh Meadow Mechanical Corp.               --              --               --             6.06%                --             --
700 17th St. Ste 300
Denver, CO 80202-3531

Merrill Lynch Pierce Fenner
& Smith
FBO The Sole Benefit of
Customers                                 5.38%           5.78%           11.95%              --                 --             --
Attn: Fund Administration
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Bank NA FBO
WF Wealthbuilder Growth
Balanced PO                                 --              --               --               --              50.86%            --
P. O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank NA FBO
WF Wealthbuilder Equity
Portfolio                                   --              --               --               --              25.80%            --
P. O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank NA FBO
WF Wealthbuildertactical
Equity PO                                   --              --               --               --              11.45%            --
P. O. Box 1533
Minneapolis, MN 55480-1533

Wells Fargo Bank NA FBO
WF Wealthbuilder Growth
Allocation POR                              --              --               --               --               5.02%            --
P. O. Box 1533
Minneapolis, MN 55480-1533

AIM CAPITAL DEVELOPMENT FUND


                                                                                                      INSTITUTIONAL      INVESTOR
                                     CLASS A          CLASS B         CLASS C          CLASS R            CLASS           CLASS
                                      SHARES          SHARES           SHARES           SHARES            SHARES          SHARES
                                    ----------      ----------       ----------       ----------      -------------     ----------
                                    PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
     NAME AND ADDRESS OF             OWNED OF         OWNED OF        OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER               RECORD          RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------           ----------      ----------       ----------       ----------      -------------     ----------
AIM Moderate Asset
Allocation Fund
Omnibus Account
c/o AIM Advisors                            --              --               --               --              72.36%            --
11 E Greenway Plz Ste 100
Houston, TX 77046-1113

AMVESCAP National Trust Co.
TTEE FBO Equator
Technologies, Inc. 401(k)                   --              --               --             8.04%                --             --
Retirement Plan
PO Box 105779
Atlanta, GA  30348-5779

AMVESCAP National Trust Co.
TTEE
FBO Palmer & Cay Inc. Ret Plan              --              --               --               --              17.78%            --
P. O. Box 105779
Atlanta, GA  30348-5779

Capital Bank & Trust Co.
Trustee FBO Sakson & Taylor
Inc. 401(k) PSP
C/O Planpremier/FASCORP                     --              --               --            11.59%                --             --
8515 E Orchard Rd Ste 2T2
Greenwood Village, CO
80111-5002

Citigroup Global Markets
House Acct
Attn: Cindy Tempesta                        --            6.08%              --               --                 --             --
7th Floor
333 West 34th St
New York, NY  10001-2402

Coastgear & Company
State Street Bank & Trust
Attn: Kevin Smith                           --              --             8.12%              --                 --             --
105 Rosemont Avenue
Westwood, MA  02090-2318

                                                                                                      INSTITUTIONAL      INVESTOR
                                     CLASS A          CLASS B         CLASS C          CLASS R            CLASS           CLASS
                                      SHARES          SHARES           SHARES           SHARES            SHARES          SHARES
                                    ----------      ----------       ----------       ----------      -------------     ----------
                                    PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
     NAME AND ADDRESS OF             OWNED OF         OWNED OF        OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER               RECORD          RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------           ----------      ----------       ----------       ----------      -------------     ----------
FTB&T Trustee for Defined
Contribution Services
401(k) FBO
North Pointe Financial                      --              --               --            11.63%                --             --
Services, Inc.
Attn: Securities Settlement
3555 Data Dr.
Rancho Cordova, CA  95670-7312

Merrill Lynch Pierce Fenner
& Smith
FBO The Sole Benefit of
Customers                                 5.54%           6.82%           12.08%              --                 --             --
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

MG Trustco TTEE
SONITEK 401k PL                             --              --               --             5.64%                -              --
700 17th St. Ste. 300
Denver, CO 80202-3531


AIM CHARTER FUND


                                      CLASS A         CLASS B          CLASS C         CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES         CLASS SHARES
                                    ----------       ----------      ----------       ----------      ------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE        PERCENTAGE
       NAME AND ADDRESS OF            OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD          RECORD            RECORD           RECORD
       -------------------          ----------       ----------      ----------       ----------      ------------
AIM Conservative Asset
Allocation Fund Omnibus Acct
C/O AIM Advisors                            --               --               --               --             6.36%
11 E Greenway Plz, Ste 100
Houston, TX  77046-1113

AMVESCAP National Trust
Co. TTEE FBO Equator
Technologies, Inc.
401(k) Retirement Plan                      --               --              --             9.70%               --
PO Box 105779
Atlanta, GA 30348-5779

                                      CLASS A         CLASS B          CLASS C         CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES         CLASS SHARES
                                    ----------       ----------      ----------       ----------      ------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE        PERCENTAGE
       NAME AND ADDRESS OF            OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD          RECORD            RECORD           RECORD
       -------------------          ----------       ----------      ----------       ----------      ------------
AMVESCAP National Trust Co.
Trustee
FBO Hartman-Walsh Corp.                     --               --              --             5.10%               --
401(k)
PO Box 105779
Atlanta, GA  30348-5779

Citigroup Global Markets House
Acct
Attn: Cindy Tempesta                      6.10%              --            7.12%              --                --
7th Floor
333 West 34th Street
New York, NY  10001-2402

First Command Bank Trust
Attention: Trust Department                 --               --              --               --             90.78%
P.O. Box 901075
Fort Worth, TX 76101-2075

Merrill Lynch Pierce Fenner
& Smith
FBO The Sole Benefit of
Customers                                 7.57%            5.11%          11.70%              --                --
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

Reliance Trust Company Custodian
FBO Morley Incentives 401(k)
Profit Sharing Plan & Trust                 --               --              --            18.80%               --
PO Box 48529
Atlanta, GA  30362-1529

AIM CONSTELLATION FUND


                                      CLASS A         CLASS B         CLASS C          CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES        CLASS SHARES
                                    ----------       ----------      ----------       ----------      ------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE
       NAME AND ADDRESS OF            OWNED OF        OWNED OF        OWNED OF          OWNED OF        OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD          RECORD            RECORD          RECORD
       -------------------          ----------       ----------      ----------       ----------      ------------
American Express Trust
American Express                            --               --              --               --              8.08%
996 AXP Financial Ctr
Minneapolis, MN 55474-0009

AMVESCAP National Trust
Co. Trustee
FBO Guys Inc. 401(k) Plan                   --               --              --             7.86%               --
PO Box 105779
Atlanta, GA  30348-5779

AMVESCAP National Trust
Co. Trustee
FBO Speidel Inc. 401(k) Plan                --               --              --             7.36%               --
PO Box 105779
Atlanta, GA  30348-5779

Citigroup Global Markets
House Account
Attn: Cindy Tempesta                      5.92%              --            6.29%              --                --
7th Floor
333 West 34th Street
New York, NY  10001-2402

Merrill Lynch Pierce Fenner
& Smith
FBO The Sole Benefit of
Customers                                 8.79%              --           13.91%              -              22.19%
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

Ohio Public
Employees Deferred Compensation
Plan                                       --                --              --               --             54.63%
250 Civic Center Dr, Ste 350
Columbus, OH 43215-5450

Wells Fargo Bank West NA
Custodian
City of Houston
457 Deferred Compensation Plan              --               --              --               --              9.32%
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO 80111-0000

AIM DIVERSIFIED DIVIDEND FUND



                                                                                               INSTITUTIONAL     INVESTOR
                               CLASS A         CLASS B         CLASS C          CLASS R            CLASS          CLASS
                               SHARES           SHARES          SHARES           SHARES           SHARES          SHARES*
                             ----------       ----------      ----------       ----------      -------------    ----------
                             PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF           OWNED OF         OWNED OF        OWNED OF         OWNED OF         OWNED OF        OWNED OF
 PRINCIPAL HOLDER              RECORD           RECORD          RECORD           RECORD           RECORD          RECORD
-------------------          ----------       ----------      ----------       ----------      -------------    ----------
AMVESCAP National
Trust Co.
FBO AMVESCAP                       7.07%              --              --               --                 --             --
401(k) Plan
P.O. Box 105779
Atlanta, GA 30348-5779

Charles Schwab & Co., Inc.
Special Custody FBO
Customers (SIM)
Attn. Mutual Funds                 5.41%               --              --               --                 --             --
101 Montgomery St.
San Francisco, CA
94104-4122

Merrill Lynch Pierce
Fenner & Smith
FBO The Sole Benefit of
Customers
Attn: Fund                           --             9.19%           7.16%              --                 --             --
Administration
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL
32246-6484

Morgan Stanley DW
Attn: Mutual Funds
Operations                           --               --            5.98%              --                 --             --
3 Harborside PL FL 6
Jersey City, NJ 07311-3907



* Investor Class shares commenced operations on July 18, 2005. Class R shares and Institutional Class shares commenced operations on October 25, 2005.

AIM LARGE CAP BASIC VALUE FUND



                                                                                                                  INVESTOR
                              CLASS A          CLASS B          CLASS C         CLASS R        INSTITUTIONAL       CLASS
                               SHARES           SHARES          SHARES           SHARES           SHARES           SHARES
                             ----------       ----------      ----------       ----------      -------------     ----------
                             PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF           OWNED OF         OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF
  PRINCIPAL HOLDER             RECORD           RECORD          RECORD           RECORD           RECORD           RECORD
-------------------          ----------       ----------      ----------       ----------      -------------     ----------
AIM Growth Allocation
Fund Omnibus Acct
C/O AIM Advisors                     --               --              --               --              39.22%            --
11 E Greenway Plz, Ste 100
Houston, TX 77046-1113

AIM Moderate Asset
Allocation Fund
Omnibus Acct                         --               --              --               --              40.56%            --
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX 77046-1113

AMVESCAP National Trust
Co. FBO Itasca Bank & Trust
Co. 401(k) Plan                      --               --              --            10.52%                --             --
PO Box 105779
Atlanta, GA  30348-5779

AMVESCAP National Trust
Co. TTEE
FBO Palmer & Cay Inc.                --               --              --               --              10.16%            --
Ret Plan
P. O. Box 105779
Atlanta, GA  30348-5779

Charles Schwab & Co. Inc.
Special Custody FBO
Customers (SIM)                      --               --              --               --                 --           7.54%
Attn: Mutual Funds
101 Montgomery St
San Francisco, CA  94104-4122

Federated Lighting Inc.
401(k) Profit Sharing Plan
1600 Trade Zone Ave.                 --               --              --            13.96%                --             --
Ste 406
Upper Marlboro, MD
20774-8789

INVESCO Trust Co.
FBO Hanger Orthopedic
Group Inc. & Sel.
Sub Tax Deferred
Savings Plan  Trust 401(k)           --               --              --               --                 --           6.88%
400 Colony Sq, Ste 2200
1201 Peachtree, Ste NE
Atlanta, GA 30361-6302

                                                                                                                  INVESTOR
                              CLASS A          CLASS B          CLASS C         CLASS R        INSTITUTIONAL       CLASS
                               SHARES           SHARES          SHARES           SHARES           SHARES           SHARES
                             ----------       ----------      ----------       ----------      -------------     ----------
                             PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF           OWNED OF         OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF
  PRINCIPAL HOLDER             RECORD           RECORD          RECORD           RECORD           RECORD           RECORD
-------------------          ----------       ----------      ----------       ----------      -------------     ----------
INVESCO Trust Co. Trustee
Magellan Health Services
Retirement Savings Plan
Trust 401(k)                         --               --              --               --                 --          25.59%
PO Box 105779
Atlanta, GA  30348-5779

Merrill Lynch Pierce Fenner
& Smith
FBO The Sole Benefit of
Customers                         15.65%           13.49%          17.23%              --                 --             --
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

Reliance Trust Company
Custodian FBO Rosin
Optical Co. Inc.                     --               --              --             9.56%                --             --
Profit Sharing Plan
PO Box 48529
Atlanta, GA  30362-1529



AIM LARGE CAP GROWTH FUND


                                                                                               INSTITUTIONAL      INVESTOR
                               CLASS A          CLASS B        CLASS C           CLASS R           CLASS            CLASS
                               SHARES           SHARES          SHARES           SHARES            SHARES          SHARES
                             ----------       ----------      ----------       ----------      -------------     ----------
                             PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF           OWNED OF         OWNED OF        OWNED OF         OWNED OF          OWNED OF        OWNED OF
 PRINCIPAL HOLDER              RECORD           RECORD          RECORD           RECORD           RECORD           RECORD
-------------------          ----------       ----------      ----------       ----------      -------------     ----------
AIM Growth Allocation
Fund Omnibus Acct
C/O AIM Advisors                     --               --              --               --              33.41%            --
11 E Greenway Plz, Ste 100
Houston, TX  77046-1113

AIM Moderate Asset
Allocation Fund
Omnibus Acct
C/O AIM Advisors                     --               --              --               --              37.80%            --
11 E Greenway Plz,
Ste 100
Houston, TX 77046-1113

AMVESCAP National Trust
Co.
FBO AMVESCAP 401(k)
Plan                                 --               --              --               --              17.24%            --
P.O. Box 105779
Atlanta, GA 30348-5779

                                                                                               INSTITUTIONAL      INVESTOR
                               CLASS A          CLASS B        CLASS C           CLASS R           CLASS            CLASS
                               SHARES           SHARES          SHARES           SHARES            SHARES          SHARES
                             ----------       ----------      ----------       ----------      -------------     ----------
                             PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF           OWNED OF         OWNED OF        OWNED OF         OWNED OF          OWNED OF        OWNED OF
 PRINCIPAL HOLDER              RECORD           RECORD          RECORD           RECORD           RECORD           RECORD
-------------------          ----------       ----------      ----------       ----------      -------------     ----------
AMVESCAP National Trust
Co.
FBO AMVESCAP Money
Purchase Plan                        --               --              --               --               5.21%            --
P.O. Box 105779
Atlanta, GA 30348-5779

AMVESCAP National Trust
Co. Trustee
FBO Spiedel, Inc.                    --               --              --             5.01%                --             --
401(k)
PO Box 105779
Atlanta, GA 30348-5779

Citigroup Global Markets
House Acct
Attn: Cindy Tempesta                 --             5.83%          10.49%              --                 --             --
7th Floor
333 West 34th Street
New York, NY 10001-2402

Merrill Lynch Pierce Fenner
& Smith
FBO The Sole Benefit of
Customers                            --            10.05%          10.49%              --                 --             --
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246

Reliance Trust Company
Custodian FBO Continental
Products Inc. 401(k) Plan            --               --              --             8.97%                --             --
PO Box 48529
Atlanta, GA 30362-1529

Reliance Trust Company
Custodian FBO Morley
Incentives 401(k) Profit             --               --              --            28.10%                --             --
Sharing Plan & Trust
PO Box 48529
Atlanta, GA 30362-1529

RR-USA Inc. 401k
Carlo Pecorari TTEE
Omnibus Account                      --               --              --             6.51%                --             --
8 Creek Pkwy
Boothwyn, PA 19061-3132

AIM MID CAP GROWTH FUND


                                                                                                        INSTITUTIONAL
                                        CLASS A          CLASS B          CLASS C          CLASS R          CLASS
                                        SHARES           SHARES           SHARES           SHARES           SHARES
                                      ----------       ----------       ----------       ----------     ------------
                                      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE
       NAME AND ADDRESS OF             OWNED OF         OWNED OF         OWNED OF         OWNED OF        OWNED OF
         PRINCIPAL HOLDER               RECORD           RECORD           RECORD           RECORD          RECORD
       -------------------            ----------       ----------       ----------       ----------     ------------
A I M Advisors, Inc.(1)
Attn: Corporate Comptroller                   --               --               --               --           100.00%
11 E. Greenway Plz ,Ste 100
Houston, TX 77046-1103

AMVESCAP National Trust Co.
FBO West Boylston Insurance
Agency Inc.                                   --               --               --             9.69%              --
401(k) Plan
PO Box 105779
Atlanta, GA  30348-5779

MCB Trust Services Custodian
FBO Sandberg Gonzalez &
Creeden PC                                    --               --               --             6.26%              --
700 17th St, Ste 300
Denver, CO  80202-3531

MCB Trust Services Custodian
FBO Standard Tool & Die, Inc.
Employees 401k Plan                           --               --               --            14.74%              --
700 17th St, Ste 300
Denver, CO  80202-3531

Merrill Lynch Pierce Fenner &
Smith FBO The Sole Benefit of
Customers
Attn: Fund Administration                   6.39%            6.80%           15.21%              --               --
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246



(1)      Owned of record and beneficially.

AIM SELECT BASIC VALUE FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                             ----------------          ----------------           ----------------
                                             PERCENTAGE OWNED          PERCENTAGE OWNED           PERCENTAGE OWNED
          NAME AND ADDRESS OF                       OF                        OF                         OF
           PRINCIPAL HOLDER                       RECORD                    RECORD                     RECORD
          -------------------                ----------------          ----------------           ----------------
Citigroup Global Markets House Acct.
Attn: Cindy Tempesta
7th Floor                                         5.11%                        --                         --

333 W. 34th St.
New York, NY 10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                         5.42%                      5.29%                     6.21%
4800 Deer Lake Dr. East 2nd Floor
Jacksonville, FL 32246-6484



AIM WEINGARTEN FUND


                                      CLASS A         CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
                                    ----------       ----------      ----------       ----------       -------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD          RECORD           RECORD             RECORD
      -------------------           ----------       ----------      ----------       ----------       -------------
AIM Foundation
Attn: Patricia Lewis                        --               --              --               --              29.08%
11 Greenway Plz, Ste 2600
Houston, TX  77046-1100

Citigroup Global Markets
House Acct
Attn: Cindy Tempesta                      7.34%            6.99%           8.73%              --                  --
7th Floor
333 West 34th Street
New York, NY  10001-2483

City of Cambridge, Trustee
FBO City of Cambridge 457
Deferred Compensation Plan                  --               --              --               --                8.63%
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO  80111-5002

City of Springfield, Trustee
FBO City of Springfield 457
DCP                                        --               --               --               --                7.70%
C/O Great West,
Recordkeeper
8515 E Orchard Rd. 2T2
Engelwood, CO  80111-5002

                                      CLASS A         CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
                                    ----------       ----------      ----------       ----------       -------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD          RECORD           RECORD             RECORD
      -------------------           ----------       ----------      ----------       ----------       -------------
Cortina Tool & Molding Co.
Michael Giannelli                           --               --              --             5.40%                 --
912 Tamer Ln
Glenview, IL 60025-3767

David Leary, Trustee
FBO Town of Weymouth
457 Deferred Compensation Plan              --               --              --               --               10.54%
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO  80111-5002

First Command Bank Trust
Attn: Trust Department                      --               --              --               --                6.67%
PO Box 901075
Fort Worth, TX 76101-2075

Macquarium Inc. 401(k)
Louis K or
Mark F Adler Trustees                       --               --              --             9.22%                 --
Omnibus Acct
910 Travis St, Ste 1950
Houston, TX  77002-5806

MCB Trust Services
Custodian FBO Harmony
Printing & Development                      --               --              --            15.63%                 --
700 17th St, Ste 300
Denver, CO 80202-3531

Merrill Lynch Pierce Fenner
& Smith
FBO The Sole Benefit of
Customers                                 8.92%            5.76%          14.85%           15.11%                 --
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246

Reginald B Berka or William
Nichtberger Trustees FBO
Aphelion Inc. Employees
Savings Trust                               --               --              --             6.75%                 --
1100 Nasa Rd 1, Ste 606
Houston, TX 77058-3325

                                      CLASS A         CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
                                    ----------       ----------      ----------       ----------       -------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD          RECORD           RECORD             RECORD
      -------------------           ----------       ----------      ----------       ----------       -------------
Town of Watertown, Trustee
FBO Town of Watertown
457 Deferred Compensation Plan              --               --              --               --                 5.32%
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO 80111-5002

William Wilson Assoc
Architects 401(k)
James Leslie TTEE                           --               --              --             7.02%                 --
Omnibus Acct
374 Congress St, Ste 400
Boston, MA 02210-1807



MANAGEMENT OWNERSHIP


         As of August 15, 2005, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

                                   APPENDIX G


                                 MANAGEMENT FEES

         For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


FUND NAME                        2004                                 2003                                     2002
                -------------------------------------  ------------------------------------   -------------------------------------
                                              NET                                    NET                                    NET
                MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT    MANAGEMENT   MANAGEMENT
                FEE PAYABLE  FEE WAIVERS   FEE PAID    FEE PAYABLE  FEE WAIVERS   FEE PAID    FEE PAYABLE   FEE WAIVERS   FEE PAID
                -----------  -----------  ----------   -----------  -----------  ----------   -----------   -----------  ----------
AIM
Aggressive
Growth Fund     $14,026,309  $    12,113  $14,014,196  $13,458,191  $    16,521  $13,441,670  $17,081,494   $    16,400  $17,065,094

AIM Blue
Chip Fund        18,508,235       11,809   18,496,426   17,924,075       21,702   17,902,373   24,803,281        26,519   24,776,762

AIM Capital
Development
Fund              7,018,923        8,699    7,010,224    6,014,863       11,378    6,003,485    7,368,692        11,465    7,357,227

AIM Charter
Fund             20,136,790       44,820   20,091,970   20,917,533       71,387   20,846,146   29,583,893        58,255   29,525,638

AIM
Constellation
Fund             46,243,987      623,391   45,620,596   46,349,081      638,100   45,710,981   63,117,935     1,334,866   61,783,069

AIM Diversified
Dividend Fund       600,345      531,230       69,115      215,768      175,090       40,678       44,236        44,236          -0-

AIM Large
Cap Basic
Value Fund      $ 2,109,274  $     2,312  $ 2,106,962  $ 1,211,828  $     1,844  $ 1,209,984  $ 1,168,281   $       793  $ 1,167,488

AIM Large Cap
Growth Fund       5,663,512        3,368    5,660,144    1,987,347        1,994    1,985,353    2,371,037         3,052    2,367,985

AIM Mid Cap
Growth
Fund              1,780,749        2,147    1,778,602    1,343,201        2,625    1,340,576    1,620,211         2,679    1,617,532

FUND NAME                        2004                                 2003                                     2002
                -------------------------------------  ------------------------------------   -------------------------------------
                                              NET                                    NET                                    NET
                MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT    MANAGEMENT   MANAGEMENT
                FEE PAYABLE  FEE WAIVERS   FEE PAID    FEE PAYABLE  FEE WAIVERS   FEE PAID    FEE PAYABLE   FEE WAIVERS   FEE PAID
                -----------  -----------  ----------   -----------  -----------  ----------   -----------   -----------  ----------
AIM Select
Basic
Value Fund(1)         9,586        9,586          -0-        7,610        7,610         $-0-        1,164         1,164          -0-

AIM Weingarten
Fund             17,028,857        5,987   17,022,870   17,030,956        8,168   17,022,788   26,086,537        28,985   26,057,552


(1)      Commenced operations on August 30, 2002

                                   APPENDIX H

                               PORTFOLIO MANAGERS

                             As of October 31, 2004


                            INVESTMENTS IN EACH FUND


NAME OF PORTFOLIO MANAGER                                    DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
-------------------------                                    -----------------------------------------
                           AIM AGGRESSIVE GROWTH FUND
Jay K. Rushin                                                            $50,001 - $100,000

                               AIM BLUE CHIP FUND

Kirk L. Anderson                                                           $1.00 - $10,000

                          AIM CAPITAL DEVELOPMENT FUND

Paul J. Rasplicka                                                        $100,001 - $500,000

                                AIM CHARTER FUND

Ronald S. Sloan                                                         $500,001 - $1,000,000

                             AIM CONSTELLATION FUND

Christian A. Costanzo                                                    $100,001 - $500,000

Robert J. Lloyd                                                                  None

Bryan A. Unterhalter                                                      $10,001 - $50,000

Kenneth A. Zschappel                                                     $100,001 - $500,000

                          AIM DIVERSIFIED DIVIDEND FUND

Meggan M. Walsh                                                          $100,001 - $500,000


---------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

NAME OF PORTFOLIO MANAGER                                    DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
-------------------------                                    -----------------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
R. Canon Coleman II                                                       $50,001 - $100,000

Matthew W. Seinsheimer                                                    $10,001 - $50,000

Michael J. Simon                                                          $10,001 - $50,000

Bret W. Stanley                                                         $500,001 - $1,000,000

                            AIM LARGE CAP GROWTH FUND

Geoffrey V. Keeling                                                      $100,001 - $500,000

Robert L. Shoss                                                          $100,001 - $500,000

                             AIM MID CAP GROWTH FUND

Karl Farmer                                                               $50,001 - $100,000

Paul Rasplicka(2)                                                          $1.00 - $10,000

                          AIM SELECT BASIC VALUE FUND3
R. Canon Coleman II                                                              None

Matthew W. Seinsheimer                                                           None

Michael J. Simon                                                                 None

Bret W. Stanley                                                                  None

                               AIM WEINGARTEN FUND

James G. Birdsall                                                        $100,001 - $500,000

Lanny H. Sachnowitz                                                     $500,001 - $1,000,000



DESCRIPTION OF COMPENSATION STRUCTURE

AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

---------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Rasplicka began serving as portfolio manager on AIM Mid Cap Growth Fund on April 29, 2005. Ownership information has been provided as of March 31, 2005.

(3)      The Fund is not currently open to investors.

> BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

> ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

         High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

> EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

> PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

> PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS

                             As of October 31, 2004

         AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.


                                        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
NAME OF PORTFOLIO MANAGER                                 TOTAL ASSETS BY CATEGORY
-------------------------               --------------------------------------------------------
                           AIM AGGRESSIVE GROWTH FUND

Jay K. Rushin                     10 Registered Mutual Funds with $1,832,566,185 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                                  2 Other Accounts with $302,491 in total assets under management(4)

                               AIM BLUE CHIP FUND

Kirk L. Anderson                  16 Registered Mutual Funds with $5,446,066,160 in total assets under management

                                  4 Unregistered Pooled Investment Vehicle with $403,532,853 in total assets under management

                          AIM CAPITAL DEVELOPMENT FUND

Paul J. Rasplicka                 6 Registered Mutual Funds with $3,195,133,930 in total assets under management

                                  1 Other Account with $1,722,818 in total assets under management

                                AIM CHARTER FUND

Ronald S. Sloan                   10 Registered Mutual Funds with $14,243,823,980 in total assets under management

                                  2 Unregistered Pooled Investment Vehicles with $54,820,135 in total assets under management

                                  7,696 Other Accounts with $1,605,249,642 in total assets under management(4)


---------
(4) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

                                        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
NAME OF PORTFOLIO MANAGER                                 TOTAL ASSETS BY CATEGORY
-------------------------               --------------------------------------------------------
                             AIM CONSTELLATION FUND

Christian A. Costanzo             4 Registered Mutual Funds with $1,771,220,355 in total assets under management

                                  2 Unregistered Pooled Investment Vehicles  with $59,249,113 in total assets under management

                                  201 Other Accounts with $32,983,919 in total assets under management(4)

Robert J. Lloyd                   5 Registered Mutual Funds with $3,853,316,960 in total assets under management

                                  2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                                  201 Other Accounts with $32,983,919 in total assets under management(4)

Bryan A. Unterhalter              13 Registered Mutual Funds with $4,169,122,766 in total assets under management

                                  5 Unregistered Pooled Investment Vehicles with $441,234,148 in total assets under management

                                  201 Other Accounts with $32,983,919 in total assets under management(4)

Kenneth A. Zschappel              5 Registered Mutual Funds with $3,853,316,960 in total assets under management

                                  2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                                  201 Other Accounts with $32,983,919 in total assets under management(4)

                          AIM DIVERSIFIED DIVIDEND FUND

Meggan M. Walsh                   3 Registered Mutual Funds with $1,211,843,828 in total assets under management


---------
(4) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

                                        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
NAME OF PORTFOLIO MANAGER                                 TOTAL ASSETS BY CATEGORY
-------------------------               --------------------------------------------------------
                         AIM LARGE CAP BASIC VALUE FUND

R. Canon Coleman II               8 Registered Mutual Funds with $10,090,324,076 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management(4)

Matthew W. Seinsheimer            8 Registered Mutual Funds with $10,090,324,076 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management(4)

Michael J. Simon                  12 Registered Mutual Funds with $11,384,494,170 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management(4)

Bret W. Stanley                   11 Registered Mutual Funds with $20,628,926,879 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management(4)

                            AIM LARGE CAP GROWTH FUND

Geoffrey V. Keeling               2 Registered Mutual Funds with $147,937,233 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $12,348,024 in total assets under management

                                  12 Other Accounts with $3,182,749 in total assets under management(4)


---------
(4) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

                                        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
NAME OF PORTFOLIO MANAGER                                 TOTAL ASSETS BY CATEGORY
-------------------------               --------------------------------------------------------
Robert L. Shoss                   2 Registered Mutual Funds with $147,937,233 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $12,348,024 in total assets under management

                                  12 Other Accounts with $3,182,749 in total assets under management(4)

                             AIM MID CAP GROWTH FUND

Karl Farmer                       7 Registered Mutual Funds with $2,849,187,575 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                                  2 Other Accounts with $302,491 in total assets under management(4)

Paul J. Rasplicka(5)              7 Registered Mutual Funds with $3,712,416,204 in total assets under management

                                  1 Other Account with $2,239,001 in total assets under management(4)


---------
(4) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(5) Mr. Rasplicka began serving as portfolio manager on AIM Mid Cap Growth Fund on April 29, 2005. Ownership information has been provided as of March 31, 2005.

                                        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
NAME OF PORTFOLIO MANAGER                                 TOTAL ASSETS BY CATEGORY
-------------------------               --------------------------------------------------------
                           AIM SELECT BASIC VALUE FUND

R. Canon Coleman II               8 Registered Mutual Funds with $10,445,528,127 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management

Matthew W. Seinsheimer            8 Registered Mutual Funds with $10,445,528,127 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management(4)

Michael J. Simon                  12 Registered Mutual Funds with $11,739,698,220 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management(4)

                                  3577 Other Accounts with $969,329,361 in total assets under management

Bret W. Stanley                   11 Registered Mutual Funds with $20,984,130,930 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management(4)

                               AIM WEINGARTEN FUND

James G. Birdsall                 5 Registered Mutual Funds with $1,842,889,409 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $18,369,509 in total assets under management

Lanny H. Sachnowitz               6 Registered Mutual Funds with $9,453,773,386 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $18,369,509 in total assets under management



POTENTIAL CONFLICTS OF INTEREST

         Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

> The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

> If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

> With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

> Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

         AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX I


                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:


           FUND NAME                   2004       2003      2002
          ---------                    ----       ----      ----
AIM Aggressive Growth Fund          $476,287   $453,825   $383,159
AIM Blue Chip Fund                   575,871    540,113    441,011
AIM Capital Development Fund         282,196    240,864    205,580
AIM Charter Fund                     585,397    574,103    468,551
AIM Constellation Fund               710,711    696,174    629,514
AIM Diversified Dividend Fund         50,000     50,000     41,781
AIM Large Cap Basic Value Fund       125,883     50,000     50,000
AIM Large Cap Growth Fund            218,708     91,795     87,337
AIM Mid Cap Growth Fund               86,224     50,000     50,000
AIM Select Basic Value Fund(1)        50,000     50,000      8,493
AIM Weingarten Fund                  533,540    519,857    450,564



(1)      Commenced operations on August 30, 2002.

                                   APPENDIX J


                              BROKERAGE COMMISSIONS


         Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years or period ended October 31, were as follows:


            FUND                       2004           2003          2002
            ----                       ----           ----          ----
AIM Aggressive Growth Fund(2)       $ 7,102,771   $ 5,139,873   $ 5,920,899
AIM Blue Chip Fund(3)                 2,264,163     2,832,412     4,014,589
AIM Capital Development Fund(4)       2,240,761     3,101,168     4,525,600
AIM Charter Fund(5)                   3,381,601     3,525,696    12,272,154
AIM Constellation Fund(6)            10,626,009    13,209,426    16,936,943
AIM Diversified Dividend Fund            67,689        66,926        17,394
AIM Large Cap Basic Value Fund(7)       149,169       280,781       300,919
AIM Large Cap Growth Fund(8)          2,273,002     1,051,689       864,959
AIM Mid Cap Growth Fund               1,108,221     1,267,594     1,118,766
AIM Select Basic Value Fund(9)              431           570         1,313
AIM Weingarten Fund(10)               6,145,868    12,206,561    23,824,701



(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.


(2) The variation in brokerage commissions paid by AIM Aggressive Growth Fund for the fiscal year ended October 31, 2004, as compared to the prior fiscal year, was due to the realignment of the Fund's portfolio to fit the investment process of the current management team that assumed management of the Fund in April of 2004.



(3) The variation in brokerage commissions paid by AIM Blue Chip Fund for the fiscal year ended October 31, 2003, as compared to the prior fiscal year was due to a decrease in the average net assets of the Fund.



(4) The variation in brokerage commissions paid by AIM Capital Development Fund for the fiscal year ended October 31, 2003, as compared to the prior fiscal year was due to decrease in portfolio turnover.



(5) The variation in brokerage commissions paid by AIM Charter Fund for the fiscal year ended October 31, 2003, as compared to the two prior fiscal years was due to the repositioning of the Fund in 2002, resulting in decreased portfolio turnover and decreased commissions.



(6) The variation in brokerage commissions paid by AIM Constellation Fund for the fiscal year ended October 31, 2004, as compared to the prior fiscal year, was due to a decrease in portfolio turnover.



(7) The variation in brokerage commissions paid by AIM Large Cap Basic Value Fund for the fiscal year ended October 31, 2004, as compared to the prior fiscal year, was due to a decrease in portfolio turnover.



(8) The variation in brokerage commissions paid by AIM Large Cap Growth Fund for the fiscal year ended October 31, 2004, as compared to the prior fiscal year, was due to increased trading costs as a result of acquiring additional assets from the acquisition of INVESCO Growth Fund.



(9)      Commenced operations on August 30, 2002.



(10) The variation in brokerage commissions paid by AIM Weingarten Fund for the fiscal year ended October 31, 2004, as compared to the prior fiscal year, was due to a decrease in portfolio turnover.

                                   APPENDIX K


             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended October 31, 2004, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                             Related
Fund                              Transactions(1)    Brokerage Commissions(1)
----                              ---------------    ------------------------
AIM Aggressive Growth Fund       $3,661,519,389.34      $    7,930,626.33
AIM Blue Chip Fund                1,648,521,328.82           1,915,196.70
AIM Capital Development Fund      1,005,659,315.62           4,761,859.73
AIM Charter Fund                  2,131,213,461.20           3,018,888.70
AIM Constellation Fund            6,012,345,994.81          12,147,962.04
AIM Diversified Dividend Fund        91,049,675.43              91,950.71
AIM Large Cap Basic Value Fund      156,558,434.56             129,622.91
AIM Large Cap Growth Fund         1,537,684,180.51           2,048,160.67
AIM Mid Cap Growth Fund             571,548,936.58           1,201,521.39
AIM Select Basic Value Fund             307,888.28                 329.61
AIM Weingarten Fund               3,324,018,528.77           5,983,786.10


(1) Amount is inclusive of commissions paid to, and brokerage transactions placed with, certain brokers that provide execution, research and other services.


         During the last fiscal year ended October 31, 2004, the Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

         Fund/Issuer                        Security                    Market Value (as of October 31, 2004)
         -----------                        --------                    -------------------------------------
AIM Aggressive Growth Fund
   Edwards (A.G), Inc.                    Common Stock                             $    9,065,000
   Legg Mason, Inc.                       Common Stock                                 28,669,500
   Lehman Brothers Holdings Inc.          Common Stock                                 14,376,250


AIM Blue Chip Fund
   Goldman Sachs Group, Inc. (The)        Common Stock                                  30,989,700
   JP Morgan Chase & Co.                  Common Stock                                  52,882,000
   Merrill Lynch & Co., Inc.              Common Stock                                  29,667,000
   Morgan Stanley                         Common Stock                                  25,545,000


AIM Charter Fund
   Morgan Stanley                         Common Stock                                  29,747,152

              Fund/Issuer                   Security                    Market Value (as of October 31, 2004)
              -----------                   --------                    -------------------------------------
AIM Constellation Fund
   Goldman Sachs Group, Inc. (The)        Common Stock                                $ 24,595,000
   JP Morgan Chase & Co.                  Common Stock                                  57,900,000

AIM Diversified Dividend Fund
   Morgan Stanley                         Common Stock                                   2,166,216

AIM Large Cap Basic Value Fund
   JP Morgan Chase & Co.                  Common Stock                                  12,481,542
   Merrill Lynch & Co., Inc.              Common Stock                                   6,893,532
   Morgan Stanley                         Common Stock                                   8,276,580

AIM Mid Cap Growth Fund
   Legg Mason, Inc.                       Common Stock                                   2,357,270

AIM Select Basic Value Fund
   JP Morgan Chase & Co.                  Common Stock                                      45,355
   Merrill Lynch & Co., Inc.              Common Stock                                      43,152

AIM Weingarten Fund
   Goldman Sachs Group, Inc. (The)        Common Stock                                  39,352,000
   JP Morgan Chase & Co.                  Common Stock                                  38,600,000
   Lehman Brothers Holdings Inc.          Common Stock                                  24,645,000
   Merrill Lynch & Co., Inc.              Common Stock                                  26,970,000

                                   APPENDIX L


     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS

         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year or period ended October 31, 2004 follows:


                                                                                            INVESTOR
                                     CLASS A        CLASS B      CLASS C       CLASS R       CLASS
          FUND                       SHARES         SHARES       SHARES        SHARES        SHARES
          ----                       -------        -------      -------       -------      --------
AIM Aggressive Growth Fund         $ 4,656,901   $ 2,595,972   $   763,418   $    11,194          $N/A
AIM Blue Chip Fund                   4,938,054    11,670,174     2,664,429        27,995        88,542
AIM Capital Development Fund(1)      2,031,361     3,967,972       729,633        14,320           N/A
AIM Charter Fund                     5,883,153    10,549,491     1,572,686        11,195           N/A
AIM Constellation Fund              19,016,041     6,702,181     1,845,072        24,911           N/A
AIM Diversified Dividend Fund(2)       134,282       318,360        98,436           N/A           N/A
AIM Large Cap Basic Value Fund         525,588       893,755       314,386         3,976       188,897
AIM Large Cap Growth Fund              606,542     1,205,821       499,243        12,219       888,532
AIM Mid Cap Growth Fund                394,349       802,204       291,132         2,920           N/A
AIM Select Basic Value Fund              1,790         3,834         3,834           N/A           N/A
AIM Weingarten Fund                  6,122,534     5,114,549       873,155         5,355           N/A



(1) Investor Class shares of AIM Capital Development Fund commenced operations on November 30, 2004.



(2) Investor Class shares of AIM Diversified Dividend Fund commenced operations on April 29, 2005. Class R Shares commenced operations on October 25, 2005.

                                   APPENDIX M


          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended October 31, 2004, follows:


                                               PRINTING &   UNDERWRITERS     DEALERS                TRAVEL RELATED
                                 ADVERTISING     MAILING    COMPENSATION   COMPENSATION   SEMINARS   TO MARKETING    PERSONNEL
                                 -----------   ----------   ------------   ------------   --------  --------------   ----------
AIM Aggressive Growth Fund       $         0   $        0   $          0   $  4,656,901   $      0  $            0   $        0
AIM Blue Chip Fund                   133,285       16,266              0      3,930,015     73,185          29,274      756,029
AIM Capital Development Fund          56,996        6,445              0      1,615,541     30,778          10,678      310,923
AIM Charter Fund                      97,951       11,901              0      5,153,353     52,383          20,851      546,714
AIM Constellation Fund               310,717       37,958              0     16,677,007    169,055          67,798    1,753,505
AIM Diversified Dividend Fund          3,458          442              0        107,272      2,149             614       20,257
AIM Large Cap Basic Value Fund        14,465        1,658              0        417,799      8,291           3,224       80,151
AIM Large Cap Growth Fund             15,889        1,950              0        481,666      9,557           3,823       93,657
AIM Mid Cap Growth Fund               10,579        1,281              0        313,107      5,930           2,372       61,080
AIM Select Basic Value Fund                0            0              0              0          0               0            0
AIM Weingarten Fund                  100,601       12,309              0      5,362,915     55,129          22,264      569,316

An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended October 31, 2004, follows:


                                               PRINTING &   UNDERWRITERS     DEALERS                TRAVEL RELATED
                                 ADVERTISING     MAILING    COMPENSATION   COMPENSATION   SEMINARS   TO MARKETING    PERSONNEL
                                 -----------   ----------   ------------   ------------   --------  --------------   ---------
AIM Aggressive Growth Fund       $     6,447   $      789   $  1,946,979   $    600,967   $  3,509  $        1,316   $  35,965
AIM Blue Chip Fund                    18,222        2,245      8,752,631      2,779,864      9,914           3,998     103,300
AIM Capital Development Fund           5,299          647      2,975,979        952,311      2,904           1,244      29,588
AIM Charter Fund                      11,523        1,430      7,912,118      2,549,516      6,354           2,444      66,106
AIM Constellation Fund                13,284        1,631      5,026,636      1,574,918      7,174           2,832      75,706
AIM Diversified Dividend Fund            961            0        238,770         69,332        962             321       8,014
AIM Large Cap Basic Value Fund         1,931          291        670,316        208,498      1,211             404      11,104
AIM Large Cap Growth Fund              2,745          333        904,366        281,134      1,437             616      15,190
AIM Mid Cap Growth Fund                2,075          313        601,653        184,703      1,303             434      11,723
AIM Select Basic Value Fund                0            0              0              0          0               0           0
AIM Weingarten Fund                    8,774        1,082      3,835,912      1,212,991      4,844           1,837      49,109

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended October 31, 2004, follows:



                                               PRINTING &   UNDERWRITERS      DEALERS               TRAVEL RELATED
                                 ADVERTISING     MAILING    COMPENSATION   COMPENSATION   SEMINARS   TO MARKETING    PERSONNEL
                                 -----------   ----------   ------------   ------------   --------  --------------   ---------
AIM Aggressive Growth Fund       $     3,463   $      419   $     89,293   $    651,350   $  1,553  $          776   $  16,564
AIM Blue Chip Fund                     5,948          735        174,327      2,445,731      3,342           1,300      33,046
AIM Capital Development Fund           2,522          289         71,083        640,277      1,406             602      13,454
AIM Charter Fund                       2,905          352         85,471      1,465,562      1,628             651      16,117
AIM Constellation Fund                 5,592          668        171,114      1,630,368      3,246           1,391      32,693
AIM Diversified Dividend Fund            734            0         30,803         59,931        733           6,234
AIM Large Cap Basic Value Fund         1,133           53         42,686        261,029        889             296       8,300
AIM Large Cap Growth Fund              3,496          436         93,456        381,894      1,815             907      17,239
AIM Mid Cap Growth Fund                1,680          130         53,209        224,530      1,086             362      10,135
AIM Select Basic Value Fund                0            0              0              0          0               0           0
AIM Weingarten Fund                    2,830          343         72,966        781,577      1,269             634      13,536

         An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the fiscal year ended October 31, 2004, follows:


                                                PRINTING &   UNDERWRITERS      DEALERS               TRAVEL RELATED
                                  ADVERTISING     MAILING    COMPENSATION   COMPENSATION   SEMINARS   TO MARKETING    PERSONNEL
                                  -----------   ----------   ------------   ------------   --------  --------------   ---------
AIM Aggressive Growth Fund        $       191   $       25   $          0   $      9,681   $    102  $           31   $   1,164
AIM Blue Chip Fund                        439           66              0         24,229        244              57       2,960
AIM Capital Development Fund              260           32              0         12,293        156              66       1,513
AIM Charter Fund                          213           26              0          9,622        110              32       1,192
AIM Constellation Fund                    472           55              0         21,565        236             100       2,483
AIM Diversified Dividend Fund(1)            0            0              0              0          0               0           0
AIM Large Cap Basic Value Fund             78           10              0          3,294         51              18         524
AIM Large Cap Growth Fund                 187           25              0         10,710        112              37       1,148
AIM Mid Cap Growth Fund                    81            9              0          2,381         39              19         391
AIM Select Basic Value Fund                 0            0              0              0          0               0           0
AIM Weingarten Fund                       164           16              0          4,365         71              35         705



(1) Class R Shares of AIM Diversified Dividend Fund commenced operations on October 25, 2005.

         An estimate by category of the allocation of actual fees paid by Investor Class shares of the Funds during the fiscal year ended October 31, 2004, follows:


                                                PRINTING &   UNDERWRITERS      DEALERS               TRAVEL RELATED
                                  ADVERTISING     MAILING    COMPENSATION   COMPENSATION   SEMINARS   TO MARKETING    PERSONNEL
                                  -----------   ----------   ------------   ------------   --------  --------------   ---------
AIM Aggressive Growth Fund        $         0   $        0   $          0   $          0   $      0  $            0   $       0
AIM Blue Chip Fund                      4,156            0              0         52,523      2,771           1,385      27,707
AIM Capital Development Fund(1)             0            0              0              0          0               0           0
AIM Charter Fund                            0            0              0              0          0               0           0
AIM Constellation Fund                      0            0              0              0          0               0           0
AIM Diversified Dividend Fund(2)            0            0              0              0          0               0           0
AIM Large Cap Basic Value Fund          4,014          509              0        161,469      1,979             566      20,360
AIM Large Cap Growth Fund              39,359        4,731              0        610,418     21,198           4,240     208,586
AIM Mid Cap Growth Fund                     0            0              0              0          0               0           0
AIM Select Basic Value Fund                 0            0              0              0          0               0           0
AIM Weingarten Fund                         0            0              0              0          0               0           0



(1) Investor Class shares of AIM Capital Development Fund commenced operations on November 30, 2004.


(2) Investor Class shares of AIM Diversified Dividend Fund commenced operations on July 18, 2005.

                                   APPENDIX N


                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal periods or years ending October 31:



                                              2004                       2003                      2002
                                     -----------------------    -----------------------   ------------------------
                                       SALES        AMOUNT         SALES        AMOUNT       SALES        AMOUNT
                                      CHARGES      RETAINED       CHARGES      RETAINED     CHARGES      RETAINED
                                     ----------   ----------    ----------     --------   ----------    ----------
AIM Aggressive Growth Fund           $1,278,331   $  227,703    $ 1,477,466    $247,028   $2,490,945    $  401,540
AIM Blue Chip Fund                    2,001,577      330,881      2,166,217     345,660    3,369,955       524,961
AIM Capital Development Fund          1,053,950      171,202        650,576     104,786    1,081,325       167,124
AIM Charter Fund                      1,424,204      234,197      1,630,264     266,509    2,445,644       387,132
AIM Constellation Fund                4,354,421      743,284      5,079,332     829,628    7,869,917     1,272,976
AIM Diversified Dividend Fund           392,983       64,410        229,293      36,213       70,911        11,277
AIM Large Cap Basic Value Fund          464,545       78,339        350,376      57,471      447,812        72,325
AIM Large Cap Growth Fund               497,494       83,801        388,322      64,104      567,190        89,304
AIM Mid Cap Growth Fund                 457,622       77,275        324,066      51,252      456,202        70,433
AIM Select Basic Value Fund(1)              N/A          N/A            N/A         N/A          N/A           N/A
AIM Weingarten Fund                   1,486,620      252,306      1,731,309     286,925    2,965,221       482,681



(1)      Commenced operations on August 30, 2002

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal periods or years ended October 31:



                                                              2004              2003             2002
                                                          -----------      ----------        -----------
AIM Aggressive Growth Fund                                $    62,248      $   63,023        $    88,844
AIM Blue Chip Fund                                            124,827          47,754            107,445
AIM Capital Development Fund                                   31,883           8,033             15,360
AIM Charter Fund                                               70,086          15,403             69,358
AIM Constellation Fund                                        115,355          17,015            183,857
AIM Diversified Dividend Fund                                  10,486             593                 83
AIM Large Cap Basic Value Fund                                 17,199           5,191             10,512
AIM Large Cap Growth Fund                                      18,165           4,838             19,917
AIM Mid Cap Growth Fund                                        16,576           3,045             16,428
AIM Select Basic Value Fund(1)                                    N/A             N/A                N/A
AIM Weingarten Fund                                            64,694          11,387             61,852



(1)      Commenced operations on August 30, 2002

                                   APPENDIX O


                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS


The average annual total returns (including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                        ------------------------------------------------------------------------
                                                                                                      INCEPTION
CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION          DATE
                                        ------       -------      --------      ---------------       ----------
AIM Aggressive Growth Fund               -3.12%       -9.25%        6.22%             N/A             05/01/1984
AIM Blue Chip Fund                       -5.43       -10.20         6.48              N/A             02/04/1987
AIM Capital Development Fund             -1.17        -0.80          N/A              8.52%           06/17/1996
AIM Charter Fund                         -1.51        -7.62         7.60              N/A             11/26/1968
AIM Constellation Fund                   -4.45        -9.97         5.53              N/A             04/30/1976
AIM Diversified Dividend                  2.6          N/A           N/A              4.82            12/31/2001
AIM Large Cap Basic Value Fund           -2.02        3.31           N/A              4.34            06/30/1999
AIM Large Cap Growth Fund                -4.35       -12.07          N/A             -2.07            03/01/1999
AIM Mid Cap Growth Fund                  -5.64       -10.74          N/A             -2.49            11/01/1999
AIM Select Basic Value Fund              -3.67         N/A           N/A              9.10            08/30/2002
AIM Weingarten Fund                      -3.42       -15.98         3.70              N/A             06/17/1969




         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                        -------------------------------------------------------------------------
                                                                                                       INCEPTION
CLASS B SHARES:                         1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION           DATE
                                        ------       -------      --------      ---------------        ----------
AIM Aggressive Growth Fund               -3.22%       -9.21%         N/A              2.85%            03/01/1999
AIM Blue Chip Fund                       -5.55       -10.14          N/A              3.68             10/01/1996
AIM Capital Development Fund             -0.87        -0.62          N/A              7.33             10/01/1996
AIM Charter Fund                         -1.45        -7.58          N/A              6.84             06/26/1995
AIM Constellation Fund                   -4.59        -9.88          N/A              0.16             11/03/1997
AIM Diversified Dividend                  2.99         N/A           N/A              5.40             12/31/2001
AIM Large Cap Basic Value Fund           -2.08         N/A           N/A              3.06             08/01/2000
AIM Large Cap Growth Fund                -4.43       -12.00          N/A             -3.50             04/05/1999
AIM Mid Cap Growth Fund                  -5.64       -10.68          N/A             -2.34             11/01/1999
AIM Select Basic Value Fund              -2.95         N/A           N/A             10.48             08/30/2002
AIM Weingarten Fund                      -3.45       -15.90          N/A              2.77             06/26/1995

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                                PERIODS ENDED APRIL 30, 2005
                                      ---------------------------------------------------------------------------
CLASS C SHARES:                       1 YEAR       5 YEARS      10 YEARS       SINCE INCEPTION     INCEPTION DATE
                                      -------      -------      --------       ---------------     --------------
AIM Aggressive Growth Fund               0.78%       -8.92%         N/A             2.85%             03/01/1999
AIM Blue Chip Fund                      -1.57        -9.77          N/A              0.08             08/04/1997
AIM Capital Development Fund             2.90        -0.32          N/A              5.62             08/04/1997
AIM Charter Fund                         2.45        -7.23          N/A              1.75             08/04/1997
AIM Constellation Fund                  -0.55        -9.58          N/A              0.04             08/04/1997
AIM Diversified Dividend                 6.91          N/A          N/A              5.88             12/31/2001
AIM Large Cap Basic Value Fund           2.01          N/A          N/A              3.44             08/01/2000
AIM Large Cap Growth Fund               -0.55       -11.64          N/A             -3.50             04/05/1999
AIM Mid Cap Growth Fund                 -1.67       -10.33          N/A             -2.16             11/01/1999
AIM Select Basic Value Fund              0.94          N/A          N/A             11.43             08/30/2002
AIM Weingarten Fund                      0.55       -15.61          N/A             -2.72             08/04/1997




         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                        ---------------------------------------------------------------------------
CLASS R SHARES:                         1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION     INCEPTION DATE(3)
                                        ------       -------      --------      ---------------     ---------------
AIM Aggressive Growth Fund(1)            2.36%        -8.47%         6.54%             N/A             05/01/1984
AIM Blue Chip Fund(1)                   -0.18         -9.32          6.92              N/A             02/04/1987
AIM Capital Development Fund(1)          4.41          0.17           N/A             9.04%            06/17/1996
AIM Charter Fund(1)                      4.00         -6.79          7.98              N/A             11/26/1968
AIM Constellation Fund(1)                0.90         -9.07          5.96              N/A             04/30/1976
AIM Diversified Dividend Fund(2)         8.47           N/A           N/A             6.45             12/31/2001
AIM Large Cap Basic Value Fund(1)        3.42          4.30           N/A             5.18             06/30/1999
AIM Large Cap Growth Fund(1)             1.10        -11.18           N/A            -1.29             03/01/1999
AIM Mid Cap Growth Fund(1)              -0.22         -9.88           N/A            -1.65             11/01/1999
AIM Weingarten Fund(1)                   2.03        -15.19          4.08              N/A             06/17/1969




(1) The returns shown for the five and ten year periods and since inception, as applicable, are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2003 and the restated historical performance of the Funds' Class A shares (for the periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.



(2) The returns shown for these periods are the restated historical performance of AIM Diversified Dividend Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.



(3) The inception dates shown in the table are those of each Fund's Class A shares. The inception date of Class R shares for all funds except AIM Diversified Dividend Fund is June 3, 2002. The inception date for Class R share of AIM Diversified Dividend is October 25, 2005.

         The average annual total returns for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                                PERIODS ENDED APRIL 30, 2005
                                         ---------------------------------------------------------------------------
INVESTOR SHARES:                         1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION     INCEPTION DATE(4)
                                         ------       -------      --------      ---------------     ---------------
AIM Blue Chip Fund(1)                     0.09%       -9.15%         7.10%             N/A             02/04/1987
AIM Capital Development Fund(2)           4.63         0.35           N/A             9.22%            06/17/1996
AIM Diversified Dividend Fund(3)          3.72         4.51           N/A             5.38             12/31/2001
AIM Large Cap Basic Value Fund(1)         1.42       -10.97           N/A            -1.07             06/30/1999
AIM Large Cap Growth Fund(1)              0.09        -9.15          7.10              N/A             03/01/1999




(1) The returns shown for the five and ten year periods and since inception, as applicable, are the blended returns of the historical performance of AIM Blue Chip Fund's, AIM Large Cap Basic Value Fund's and AIM Large Cap Growth Fund's Investor Class shares since September 30, 2003 and the restated historical performance of each Funds' Class A shares (for periods prior to September 30, 2003) at net asset value, and reflect the Class A shares' 12b-1 fee.



(2) The returns shown for these periods are the blended returns of the historical performance of AIM Capital Development Funds' Investor Class shares since November 30, 2004 and the restated historical performance of the Fund's Class A shares (for periods prior to November 30, 2004) at net asset value, and reflect the Class A shares' 12b-1 fee.



(3) The returns shown for these periods are the blended returns of the historical performance of AIM Diversified Dividend Funds Investor Class shares since April 29, 2005 and the restated historical performance of the Fund's Class A shares (for periods prior to April 29, 2005) at net asset value, and reflect the Class A shares' 12b-1 fee.



(4) The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the Funds' Investor Class shares (except AIM Capital Development Fund and AIM Diversified Dividend Fund) is September 30, 2003. The inception date of the Investor Class shares of AIM Capital Development Fund is November 30, 2004. The inception date of the Investor Class shares of AIM Diversified Dividend Fund is July 18, 2005.



CUMULATIVE TOTAL RETURNS


         The cumulative total returns (including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                        --------------------------------------------------------------------------
CLASS A SHARES:                         1 YEAR       5 YEARS       10 YEARS     SINCE INCEPTION     INCEPTION DATE
                                        ------       -------       --------     ---------------     --------------
AIM Aggressive Growth Fund               -3.12%       -38.45%       82.83%              N/A           05/01/1984
AIM Blue Chip Fund                       -5.43        -41.62        87.33               N/A           02/04/1987
AIM Capital Development Fund             -1.17         -3.91          N/A            106.43%          06/17/1996
AIM Charter Fund                         -1.51        -32.72       108.08               N/A           11/26/1968
AIM Constellation Fund                   -4.45        -40.86        71.37               N/A           04/30/1976
AIM Diversified Dividend                  2.61           N/A          N/A             16.96           12/31/2001
AIM Large Cap Basic Value Fund           -2.02         17.71          N/A             28.16           06/30/1999
AIM Large Cap Growth Fund                -4.35        -47.44          N/A            -12.08           03/01/1999
AIM Mid Cap Growth Fund                  -5.64        -43.32          N/A            -12.95           11/01/1999
AIM Select Basic Value Fund              -3.67           N/A          N/A             26.13           08/30/2002
AIM Weingarten Fund                      -3.42        -58.12        43.77               N/A           06/17/1969

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                         -----------------------------------------------------------------------
                                                                                                      INCEPTION
CLASS B SHARES:                          1 YEAR      5 YEARS       10 YEARS      SINCE INCEPTION         DATE
                                         ------      -------       --------      ---------------      ----------
AIM Aggressive Growth Fund               -3.22%       -38.33%         N/A             18.89%          03/01/1999
AIM Blue Chip Fund                       -5.55        -41.41          N/A             36.31           10/01/1996
AIM Capital Development Fund             -0.87         -3.05          N/A             83.52           10/01/1996
AIM Charter Fund                         -1.45        -32.56          N/A             91.91           06/26/1995
AIM Constellation Fund                   -4.59        -40.55          N/A              1.23           11/03/1997
AIM Diversified Dividend                  2.99           N/A          N/A             19.15           12/31/2001
AIM Large Cap Basic Value Fund           -2.08           N/A          N/A             15.38           08/01/2000
AIM Large Cap Growth Fund                -4.43        -47.23          N/A            -19.42           04/05/1999
AIM Mid Cap Growth Fund                  -5.64        -43.15          N/A            -12.19           11/01/1999
AIM Select Basic Value Fund              -2.95           N/A          N/A             30.45           08/30/2002
AIM Weingarten Fund                      -3.45        -57.93          N/A             30.86           06/26/1995




         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                        ------------------------------------------------------------------------
                                                                                                      INCEPTION
CLASS C SHARES:                         1 YEAR       5 YEARS       10 YEARS     SINCE INCEPTION          DATE
                                        ------       -------       --------     ---------------       ----------
AIM Aggressive Growth Fund               0.78%        -37.31%        N/A             18.91%           03/01/1999
AIM Blue Chip Fund                      -1.57         -40.21         N/A              0.60            08/04/1997
AIM Capital Development Fund             2.90          -1.60         N/A             52.64            08/04/1997
AIM Charter Fund                         2.45         -31.29         N/A             14.36            08/04/1997
AIM Constellation Fund                  -0.55         -39.56         N/A              0.31            08/04/1997
AIM Diversified Dividend                 6.91            N/A         N/A             20.95            12/31/2001
AIM Large Cap Basic Value Fund           2.01            N/A         N/A             17.38            08/01/2000
AIM Large Cap Growth Fund               -0.55         -46.15         N/A            -19.42            04/05/1999
AIM Mid Cap Growth Fund                 -1.67         -42.03         N/A            -11.30            11/01/1999
AIM Select Basic Value Fund              0.94            N/A         N/A             33.45            08/30/2002
AIM Weingarten Fund                      0.55         -57.20         N/A            -19.20            08/04/1997

         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                        ------------------------------------------------------------------------
                                                                                                      INCEPTION
CLASS R SHARES:                         1 YEAR       5 YEARS       10 YEARS     SINCE INCEPTION          DATE(3)
                                        ------       -------       --------     ---------------       ----------
AIM Aggressive Growth Fund(1)            2.36%        -35.76%        88.47%            N/A            05/01/1984
AIM Blue Chip Fund(1)                   -0.18         -38.69         95.28             N/A            02/04/1987
AIM Capital Development Fund(1)          4.41           0.86           N/A          115.43%           06/17/1996
AIM Charter Fund(1)                      4.00         -29.65        115.40             N/A            11/26/1968
AIM Constellation Fund(1)                0.90         -37.83         78.38             N/A            04/30/1976
AIM Diversified Dividend Fund(2)         8.47            N/A           N/A           23.12            12/31/2001
AIM Large Cap Basic Value Fund(1)        3.42          23.45           N/A           34.28            06/30/1999
AIM Large Cap Growth Fund(1)             1.10         -44.73           N/A           -7.71            03/01/1999
AIM Mid Cap Growth Fund(1)              -0.22         -40.55           N/A           -8.76            11/01/1999
AIM Weingarten Fund(1)                   2.03         -56.12         49.15             N/A            06/17/1969




(1) The returns shown for the five and ten year periods and since inception, as applicable, are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2003 and the restated historical performance of the Funds' Class A shares (for the periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.



(2) The returns shown for these periods are the restated historical performance of AIM Diversified Dividend Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.



(3) The inception dates shown in the table are those of each Fund's Class A shares. The inception date of Class R shares for all funds except AIM Diversified Dividend Fund is June 3, 2002. The inception date for Class R share of AIM Diversified Dividend is October 25, 2005.



         The cumulative total returns for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                         --------------------------------------------------------------------------
INVESTOR SHARES:                         1 YEAR      5 YEARS       10 YEARS      SINCE INCEPTION    INCEPTION DATE(4)
                                         ------      -------       --------      ---------------    ---------------
AIM Blue Chip Fund(1)                     0.09%       -38.11%        98.63%             N/A            02/04/1987
AIM Capital Development Fund(2)           4.63          1.74           N/A           118.53%           06/17/1996
AIM Diversified Dividend Fund(3)          3.72         24.70           N/A            35.81            12/31/2001
AIM Large Cap Basic Value Fund(1)         1.42        -44.07           N/A            -6.45            06/30/1999
AIM Large Cap Growth Fund(1)              0.09        -38.11         98.63              N/A            03/01/1999




(1) The returns shown for the five and ten year periods and since inception, as applicable, are the blended returns of the historical performance of AIM Blue Chip Fund's, AIM Large Cap Basic Value Fund's and AIM Large Cap Growth Fund's Investor Class shares since September 30, 2003 and the restated historical performance of each Funds' Class A shares (for periods prior to September 30, 2003) at net asset value, and reflect the Class A shares' 12b-1 fee.



(2) The returns shown for these periods are the blended returns of the historical performance of AIM Capital Development Funds' Investor Class shares since November 30, 2004 and the restated historical performance of the Fund's Class A shares (for periods prior to November 30, 2004) at net asset value, and reflect the Class A shares' 12b-1 fee.



(3) The returns shown for these periods are the blended returns of the historical performance of AIM Diversified Dividend Funds Investor Class shares since April 29, 2005 and the restated historical performance of the Fund's Class A shares (for periods prior to April 29, 2005) at net asset value, and reflect the Class A shares' 12b-1 fee.



(4) The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the Funds' Investor Class shares (except AIM Capital Development Fund and AIM Diversified Dividend Fund) is September 30, 2003. The inception date of the Investor Class shares of AIM Capital Development Fund is November 30, 2004. The inception date of the Investor Class shares of AIM Diversified Dividend Fund is July 18, 2005.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)


         The average annual total returns (after taxes on distributions and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                        ------------------------------------------------------------------------
                                                                                                      INCEPTION
CLASS A SHARES:                         1 YEAR      5 YEARS        10 YEARS      SINCE INCEPTION         DATE
                                        ------      -------        --------      ---------------      ----------
AIM Aggressive Growth Fund              -3.12%      -10.02%         5.22%              N/A            05/01/1984
AIM Blue Chip Fund                      -5.43       -10.20          5.74               N/A            02/04/1987
AIM Capital Development Fund            -2.26        -1.92           N/A              7.82%           06/17/1996
AIM Charter Fund                        -1.63        -7.85          6.11               N/A            11/26/1968
AIM Constellation Fund                  -4.45       -10.72          4.48               N/A            04/30/1976
AIM Dent Demographic Fund               -4.80       -13.90           N/A             -4.75            06/07/1999
AIM Diversified Dividend                 1.96          N/A           N/A              4.56            12/31/2001
AIM Emerging Growth Fund                -3.86        -8.14           N/A             -8.66            03/31/2000
AIM Large Cap Basic Value Fund          -2.02         3.27           N/A              4.09            06/30/1999
AIM Large Cap Growth Fund               -4.35       -12.07           N/A             -2.07            03/01/1999
AIM Mid Cap Growth Fund                 -5.64       -10.74           N/A             -2.49            11/01/1999
AIM Select Basic Value Fund             -4.31          N/A           N/A              8.64            08/30/2002
AIM Weingarten Fund                     -3.42       -16.47          1.71               N/A            06/17/1969




         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                        ------------------------------------------------------------------------
                                                                                                      INCEPTION
CLASS B SHARES:                         1 YEAR      5 YEARS        10 YEARS      SINCE INCEPTION         DATE
                                        ------      -------        --------      ---------------      ----------
AIM Aggressive Growth Fund              -3.22%       -10.01%         N/A              1.78%           03/01/1999
AIM Blue Chip Fund                      -5.55        -10.14          N/A              3.31            10/01/1996
AIM Capital Development Fund            -2.09         -1.81          N/A              6.60            10/01/1996
AIM Charter Fund                        -1.47         -7.79          N/A              5.44            06/26/1995
AIM Constellation Fund                  -4.59        -10.66          N/A             -0.95            11/03/1997
AIM Dent Demographic Fund               -4.87        -13.84          N/A             -4.62            06/07/1999
AIM Diversified Dividend                 2.46           N/A          N/A              5.22            12/31/2001
AIM Emerging Growth Fund                -4.03         -8.07          N/A             -8.41            03/31/2000
AIM Large Cap Basic Value Fund          -2.08           N/A          N/A              3.02            08/01/2000
AIM Large Cap Growth Fund               -4.43        -12.00          N/A             -3.50            04/05/1999
AIM Mid Cap Growth Fund                 -5.64        -10.68          N/A             -2.34            11/01/1999
AIM Select Basic Value Fund             -3.63           N/A          N/A             10.01            08/30/2002
AIM Weingarten Fund                     -3.45        -16.43          N/A              0.74            06/26/1995

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                        ------------------------------------------------------------------------
                                                                                                      INCEPTION
CLASS C SHARES:                         1 YEAR      5 YEARS        10 YEARS      SINCE INCEPTION         DATE
                                        ------      -------        --------      ---------------      ----------
AIM Aggressive Growth Fund               0.78%        -9.70%          N/A              1.79%          03/01/1999
AIM Blue Chip Fund                      -1.57         -9.77           N/A              0.00           08/04/1997
AIM Capital Development Fund             1.69         -1.50           N/A              4.81           08/04/1997
AIM Charter Fund                         2.43         -7.44           N/A              0.76           08/04/1997
AIM Constellation Fund                  -0.55        -10.35           N/A             -1.03           08/04/1997
AIM Dent Demographic Fund               -0.87        -13.49           N/A             -4.46           06/07/1999
AIM Diversified Dividend                 6.38           N/A           N/A              5.70           12/31/2001
AIM Emerging Growth Fund                -0.03         -7.69           N/A             -8.23           03/31/2000
AIM Large Cap Basic Value Fund           2.01           N/A           N/A              3.40           08/01/2000
AIM Large Cap Growth Fund               -0.55        -11.64           N/A             -3.50           04/05/1999
AIM Mid Cap Growth Fund                 -1.67        -10.33           N/A             -2.16           11/01/1999
AIM Select Basic Value Fund              0.26           N/A           N/A             10.96           08/30/2002
AIM Weingarten Fund                      0.55        -16.13           N/A             -4.15           08/04/1997




         The average annual total returns (after taxes on distributions) for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                         --------------------------------------------------------------------------
INVESTOR SHARES:                         1 YEAR       5 YEARS      10 YEARS     SINCE INCEPTION     INCEPTION DATE(4)
                                         ------       -------      --------     ---------------     ---------------
AIM Blue Chip Fund(1)                      0.09%        -9.15%        6.36%              N/A           02/04/1987
AIM Capital Development Fund(2)            3.48         -0.80          N/A              8.51%          06/17/1996
AIM Diversified Dividend Fund(3)           3.72          4.47          N/A              5.13           12/31/2001
AIM Large Cap Basic Value Fund(1)          1.42        -10.97          N/A             -1.07           06/30/1999
AIM Large Cap Growth Fund(1)               0.09         -9.15         6.36               N/A           03/01/1999




(1) The returns shown for the five and ten year periods and since inception, as applicable, are the blended returns of the historical performance of AIM Blue Chip Fund's, AIM Large Cap Basic Value Fund's and AIM Large Cap Growth Fund's Investor Class shares since September 30, 2003 and the restated historical performance of each Funds' Class A shares (for periods prior to September 30, 2003) at net asset value, and reflect the Class A shares' 12b-1 fee.



(2) The returns shown for these periods are the blended returns of the historical performance of AIM Capital Development Funds' Investor Class shares since November 30, 2004 and the restated historical performance of the Fund's Class A shares (for periods prior to November 30, 2004) at net asset value, and reflect the Class A shares' 12b-1 fee.



(3) The returns shown for these periods are the blended returns of the historical performance of AIM Diversified Dividend Funds Investor Class shares since April 29, 2005 and the restated historical performance of the Fund's Class A shares (for periods prior to April 29, 2005) at net asset value, and reflect the Class A shares' 12b-1 fee.



(4) The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the Funds' Investor Class shares (except AIM Capital Development Fund and AIM Diversified Dividend Fund) is September 30, 2003. The inception date of the Investor Class shares of AIM Capital Development Fund is November 30, 2004. The inception date of the Investor Class shares of AIM Diversified Dividend Fund is July 18, 2005.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)


         The average annual total returns (after taxes on distributions and redemption and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                                PERIODS ENDED APRIL 30, 2005
                                          ----------------------------------------------------------------------
                                                                                                      INCEPTION
CLASS A SHARES:                           1 YEAR      5 YEARS      10 YEARS      SINCE INCEPTION         DATE
                                          ------      -------      --------      ---------------      ----------
AIM Aggressive Growth Fund                -2.02%       -7.66%        5.22%             N/A            05/01/1984
AIM Blue Chip Fund                        -3.53        -8.36         5.24              N/A            02/04/1987
AIM Capital Development Fund               0.81        -1.09          N/A             7.25%           06/17/1996
AIM Charter Fund                          -0.81        -6.33         5.88              N/A            11/26/1968
AIM Constellation Fund                    -2.90        -8.20         4.61              N/A            04/30/1976
AIM Dent Demographic Fund                 -3.12       -11.20          N/A            -3.96            06/07/1999
AIM Diversified Dividend                   2.16          N/A          N/A             4.06            12/31/2001
AIM Emerging Growth Fund                  -2.51        -6.63          N/A            -7.04            03/31/2000
AIM Large Cap Basic Value Fund            -1.31         2.82          N/A             3.57            06/30/1999
AIM Large Cap Growth Fund                 -2.83        -9.81          N/A            -1.74            03/01/1999
AIM Mid Cap Growth Fund                   -3.66        -8.78          N/A            -2.10            11/01/1999
AIM Select Basic Value Fund               -1.48          N/A          N/A             7.69            08/30/2002
AIM Weingarten Fund                       -2.22       -12.67         2.57              N/A            06/17/1969




         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                                PERIODS ENDED APRIL 30, 2005
                                          ----------------------------------------------------------------------
                                                                                                      INCEPTION
CLASS B SHARES:                           1 YEAR      5 YEARS      10 YEARS      SINCE INCEPTION         DATE
                                          ------      -------      --------      ---------------      ----------
AIM Aggressive Growth Fund                -2.09%       -7.61%         N/A             2.37%           03/01/1999
AIM Blue Chip Fund                        -3.60        -8.31          N/A             2.98            10/01/1996
AIM Capital Development Fund               1.20        -0.96          N/A             6.16            10/01/1996
AIM Charter Fund                          -0.93        -6.30          N/A             5.27            06/26/1995
AIM Constellation Fund                    -2.99        -8.11          N/A             0.02            11/03/1997
AIM Dent Demographic Fund                 -3.16       -11.15          N/A            -3.86            06/07/1999
AIM Diversified Dividend                   2.36          N/A          N/A             4.59            12/31/2001
AIM Emerging Growth Fund                  -2.62        -6.56          N/A            -6.83            03/31/2000
AIM Large Cap Basic Value Fund            -1.35          N/A          N/A             2.60            08/01/2000
AIM Large Cap Growth Fund                 -2.88        -9.75          N/A            -2.93            04/05/1999
AIM Mid Cap Growth Fund                   -3.66        -8.73          N/A            -1.97            11/01/1999
AIM Select Basic Value Fund               -0.96          N/A          N/A             8.89            08/30/2002
AIM Weingarten Fund                       -2.24       -12.59          N/A             1.80            06/26/1995

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                         -----------------------------------------------------------------------
                                                                                                      INCEPTION
CLASS C SHARES:                          1 YEAR       5 YEARS      10 YEARS     SINCE INCEPTION          DATE
                                         ------       -------      --------     ---------------       ----------
AIM Aggressive Growth Fund                0.51%        -7.37%        N/A              2.38%           03/01/1999
AIM Blue Chip Fund                       -1.02         -8.02         N/A              0.03            08/04/1997
AIM Capital Development Fund              3.65         -0.70         N/A              4.58            08/04/1997
AIM Charter Fund                          1.61         -6.02         N/A              1.08            08/04/1997
AIM Constellation Fund                   -0.35         -7.87         N/A             -0.08            08/04/1997
AIM Dent Demographic Fund                -0.56        -10.89         N/A             -3.72            06/07/1999
AIM Diversified Dividend                  4.91          N/A          N/A              5.00            12/31/2001
AIM Emerging Growth Fund                 -0.02         -6.26         N/A             -6.69            03/31/2000
AIM Large Cap Basic Value Fund            1.30          N/A          N/A              2.92            08/01/2000
AIM Large Cap Growth Fund                -0.36         -9.48         N/A             -2.93            04/05/1999
AIM Mid Cap Growth Fund                  -1.08         -8.46         N/A             -1.82            11/01/1999
AIM Select Basic Value Fund               1.57          N/A          N/A              9.72            08/30/2002
AIM Weingarten Fund                       0.36        -12.38         N/A             -2.39            08/04/1997




         The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:




                                                               PERIODS ENDED APRIL 30, 2005
                                         --------------------------------------------------------------------------
INVESTOR SHARES:                         1 YEAR       5 YEARS      10 YEARS     SINCE INCEPTION     INCEPTION DATE(4)
                                         ------       -------      --------     ---------------     ---------------
AIM Blue Chip Fund(1)                     0.06%        -7.53%        5.81%              N/A            02/04/1987
AIM Capital Development Fund(2)           4.67         -0.13          N/A              7.88%           06/17/1996
AIM Diversified Dividend Fund(3)          2.42          3.86          N/A              4.48            12/31/2001
AIM Large Cap Basic Value Fund(1)         0.92         -8.96          N/A             -0.91            06/30/1999
AIM Large Cap Growth Fund(1)              0.06         -7.53         5.81               N/A            03/01/1999



(1) The returns shown for the five and ten year periods and since inception, as applicable, are the blended returns of the historical performance of AIM Blue Chip Fund's, AIM Large Cap Basic Value Fund's and AIM Large Cap Growth Fund's Investor Class shares since September 30, 2003 and the restated historical performance of each Funds' Class A shares (for periods prior to September 30, 2003) at net asset value, and reflect the Class A shares' 12b-1 fee.



(2) The returns shown for these periods are the blended returns of the historical performance of AIM Capital Development Funds' Investor Class shares since November 30, 2004 and the restated historical performance of the Fund's Class A shares (for periods prior to November 30, 2004) at net asset value, and reflect the Class A shares' 12b-1 fee.



(3) The returns shown for these periods are the blended returns of the historical performance of AIM Diversified Dividend Funds Investor Class shares since April 29, 2005 and the restated historical performance of the Fund's Class A shares (for periods prior to April 29, 2005) at net asset value, and reflect the Class A shares' 12b-1 fee.



(4) The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the Funds' Investor Class shares (except AIM Capital Development Fund and AIM Diversified Dividend Fund) is September 30, 2003. The inception date of the Investor Class shares of AIM Capital Development Fund is November 30, 2004. The inception date of the Investor Class shares of AIM Diversified Dividend Fund is July 18, 2005.

                                  APPENDIX P-1
                    PENDING LITIGATION ALLEGING MARKET TIMING



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of August 19, 2005 (with the exception of the Sayegh lawsuit discussed below).



         RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003.

         This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO

         GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME
         FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND,

         AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION

         STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY

         INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
         Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         ANNE G. PERENTESIS (WIDOW) v. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs and expenses.



         Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al., Mike Sayegh v. Janus Capital Corporation, et al. and Anne G. Perentesis (widow) v. AIM Investments, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below);
(ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.



         RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN),
         V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD
         J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION,

         JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



         CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX P-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING




         The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of August 19, 2005.



         T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
         T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss the plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion.



         JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX P-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES




         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of August 19, 2005.



         All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed.



         RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX P-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES



         The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of August 19, 2005.



         By order of the United States District Court for the Southern District of Texas, Houston Division, the Lieber lawsuit discussed below has been consolidated for pre-trial purposes into the Zucker lawsuit discussed below and administratively closed.



         LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this case to alleged violations of Section 36(b) against ADI.



         STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this case to alleged violations of Section 36(b) against ADI.



         HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of:
         Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a) (2) and 17(a) (3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX P-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS




         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of August 19, 2005.



         By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG.



         JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
         H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND,

         INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
         H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY
         W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE

         FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM

         INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE

         INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  APPENDIX P-6
         PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                            CLASS ACTION SETTLEMENTS




         The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was dismissed by the Court on August 12, 2005.



         AVO HOGAN AND JULIAN W. MEADOWS, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern District of Texas (Civil Action No. 3:05-CV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                              FINANCIAL STATEMENTS



         Pursuant to Rule 3-03(d) of Regulation S-X, unaudited financials for the period ended April 30, 2005, for Registrant's portfolios have been included in addition to the portfolios' audited financials for the period ended October 31, 2004. Such financials reflect all adjustments which are of a normal recurring nature and which are in the opinion of management, necessary to a fair statement of the results for the periods presented.



                                       FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Aggressive Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Aggressive Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS-95.48%

ADVERTISING-1.94%

Lamar Advertising Co.-Class A(a)(b)                350,000   $   14,497,000
---------------------------------------------------------------------------
Omnicom Group Inc.                                 300,000       23,670,000
===========================================================================
                                                                 38,167,000
===========================================================================

AIRLINES-0.80%

Southwest Airlines Co.                           1,000,000       15,770,000
===========================================================================

APPAREL RETAIL-3.93%

Aeropostale, Inc.(a)(c)                            475,000       14,986,250
---------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                          500,000       11,230,000
---------------------------------------------------------------------------
Foot Locker, Inc.                                  500,000       12,200,000
---------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)(b)                  490,800       15,254,064
---------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)(c)        1,000,000       23,440,000
===========================================================================
                                                                 77,110,314
===========================================================================

APPLICATION SOFTWARE-4.15%

Amdocs Ltd. (United Kingdom)(a)                    625,000       15,718,750
---------------------------------------------------------------------------
Citrix Systems, Inc.(a)(b)                         750,000       18,097,500
---------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                           450,000       17,779,500
---------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       425,000       18,457,750
---------------------------------------------------------------------------
Synopsys, Inc.(a)                                  700,000       11,368,000
===========================================================================
                                                                 81,421,500
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-5.61%

Affiliated Managers Group, Inc.(a)(b)              300,000       16,752,000
---------------------------------------------------------------------------
Investors Financial Services Corp.(b)            1,100,000       42,339,000
---------------------------------------------------------------------------
Legg Mason, Inc.(b)                                450,000       28,669,500
---------------------------------------------------------------------------
T. Rowe Price Group Inc.                           400,000       22,308,000
===========================================================================
                                                                110,068,500
===========================================================================

BIOTECHNOLOGY-2.79%

Amylin Pharmaceuticals, Inc.(a)(b)                 675,000       14,377,500
---------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)                    235,000        9,973,400
---------------------------------------------------------------------------
Invitrogen Corp.(a)                                300,000       17,370,000
---------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)(b)                    200,000       12,996,000
===========================================================================
                                                                 54,716,900
===========================================================================

BROADCASTING & CABLE TV-2.09%

Radio One, Inc.-Class D(a)                       1,000,000       14,690,000
---------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)(b)        850,000       26,316,000
===========================================================================
                                                                 41,006,000
===========================================================================

BUILDING PRODUCTS-1.26%

American Standard Cos. Inc.(a)                     678,000       24,794,460
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-6.52%

ADTRAN, Inc.                                       239,400   $    5,171,040
---------------------------------------------------------------------------
Andrew Corp.(a)                                    925,000       12,931,500
---------------------------------------------------------------------------
Avaya Inc.(a)(b)                                 1,250,000       18,000,000
---------------------------------------------------------------------------
Avocent Corp.(a)                                   350,000       12,460,000
---------------------------------------------------------------------------
Comverse Technology, Inc.(a)(b)                  1,500,000       30,960,000
---------------------------------------------------------------------------
Plantronics, Inc.                                  528,600       22,994,100
---------------------------------------------------------------------------
Polycom, Inc.(a)                                   500,000       10,325,000
---------------------------------------------------------------------------
Tekelec(a)                                         682,500       15,233,400
===========================================================================
                                                                128,075,040
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.98%

Best Buy Co., Inc.                                 325,000       19,246,500
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

Joy Global Inc.                                    375,000       12,671,250
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-7.24%

Alliance Data Systems Corp.(a)(b)                1,000,000       42,280,000
---------------------------------------------------------------------------
Fiserv, Inc.(a)                                  1,000,000       35,540,000
---------------------------------------------------------------------------
Paychex, Inc.(b)                                   750,000       24,595,500
---------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                     1,500,000       39,735,000
===========================================================================
                                                                142,150,500
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.81%

Cintas Corp.(b)                                    750,000       32,355,000
---------------------------------------------------------------------------
Corporate Executive Board Co. (The)(c)             200,000       12,730,000
---------------------------------------------------------------------------
CoStar Group Inc.(a)                               250,000       10,092,500
===========================================================================
                                                                 55,177,500
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.47%

Cooper Industries, Ltd.-Class A (Bermuda)          225,000       14,377,500
---------------------------------------------------------------------------
EnerSys(a)                                       1,100,000       14,520,000
===========================================================================
                                                                 28,897,500
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.99%

Agilent Technologies, Inc.(a)(b)                   750,000       18,795,000
---------------------------------------------------------------------------
Littelfuse, Inc.(a)                                250,000        8,155,000
---------------------------------------------------------------------------
Tektronix, Inc.                                    400,000       12,132,000
===========================================================================
                                                                 39,082,000
===========================================================================

EMPLOYMENT SERVICES-2.23%

Robert Half International Inc.                   1,650,000       43,774,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.94%

Family Dollar Stores, Inc.(b)                      625,000   $   18,468,750
===========================================================================

HEALTH CARE EQUIPMENT-3.05%

Cytyc Corp.(a)                                     385,000       10,044,650
---------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)         600,000       34,416,000
---------------------------------------------------------------------------
PerkinElmer, Inc.                                  750,000       15,405,000
===========================================================================
                                                                 59,865,650
===========================================================================

HEALTH CARE FACILITIES-1.95%

Health Management Associates, Inc.-Class A(b)      500,000       10,330,000
---------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                       350,000       11,347,000
---------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                           500,000       16,515,000
===========================================================================
                                                                 38,192,000
===========================================================================

HEALTH CARE SERVICES-4.90%

Caremark Rx, Inc.(a)                             1,250,000       37,462,500
---------------------------------------------------------------------------
DaVita, Inc.(a)                                    600,000       17,772,000
---------------------------------------------------------------------------
Express Scripts, Inc.(a)(b)                        400,000       25,600,000
---------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                    450,000       15,259,500
===========================================================================
                                                                 96,094,000
===========================================================================

HOTELS, RESORTS & CRUISE LINES-0.83%

Royal Caribbean Cruises Ltd. (Liberia)(b)          350,000       16,310,000
===========================================================================

INDUSTRIAL CONGLOMERATES-2.17%

Textron Inc.(c)                                    625,000       42,593,750
===========================================================================

INDUSTRIAL MACHINERY-1.28%

Danaher Corp.(b)                                   200,000       11,026,000
---------------------------------------------------------------------------
Eaton Corp.                                        221,000       14,132,950
===========================================================================
                                                                 25,158,950
===========================================================================

INVESTMENT BANKING & BROKERAGE-1.86%

Ameritrade Holding Corp.(a)                      1,000,000       13,020,000
---------------------------------------------------------------------------
Edwards (A.G.), Inc.(b)                            250,000        9,065,000
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      175,000       14,376,250
===========================================================================
                                                                 36,461,250
===========================================================================

IT CONSULTING & OTHER SERVICES-1.35%

Acxiom Corp.                                       600,000       15,000,000
---------------------------------------------------------------------------
CACI International Inc.-Class A(a)                 188,800       11,511,136
===========================================================================
                                                                 26,511,136
===========================================================================

LEISURE PRODUCTS-0.72%

Brunswick Corp.                                    300,000       14,076,000
===========================================================================

MOVIES & ENTERTAINMENT-0.92%

Regal Entertainment Group-Class A(b)               912,200       18,161,902
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

OIL & GAS DRILLING-0.59%

Patterson-UTI Energy, Inc.(c)                      600,000   $   11,538,000
===========================================================================

PAPER PRODUCTS-0.47%

Bowater Inc.                                       250,000        9,210,000
===========================================================================

PHARMACEUTICALS-4.21%

Allergan, Inc.                                      34,100        2,440,196
---------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                       550,000       20,707,500
---------------------------------------------------------------------------
Eon Labs, Inc.(a)                                  354,939        8,735,049
---------------------------------------------------------------------------
Impax Laboratories, Inc.(a)(b)                     922,200       13,611,672
---------------------------------------------------------------------------
IVAX Corp.(a)(b)                                   937,500       16,968,750
---------------------------------------------------------------------------
MGI Pharma, Inc.(a)                                400,000       10,668,000
---------------------------------------------------------------------------
Valeant Pharmaceuticals International              400,000        9,600,000
===========================================================================
                                                                 82,731,167
===========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.99%

CB Richard Ellis Group, Inc.-Class A(a)            750,000       19,425,000
===========================================================================

RESTAURANTS-3.69%

Brinker International, Inc.(a)(b)                  750,000       24,225,000
---------------------------------------------------------------------------
CBRL Group, Inc.                                   500,000       18,130,000
---------------------------------------------------------------------------
Ruby Tuesday, Inc.                                 675,000       16,672,500
---------------------------------------------------------------------------
Wendy's International, Inc.                        400,000       13,348,000
===========================================================================
                                                                 72,375,500
===========================================================================

SEMICONDUCTOR EQUIPMENT-3.10%

KLA-Tencor Corp.(a)(b)                             500,000       22,765,000
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)(b)                     1,000,000       25,910,000
---------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          350,000       12,113,500
===========================================================================
                                                                 60,788,500
===========================================================================

SEMICONDUCTORS-6.63%

Marvell Technology Group Ltd. (Bermuda)(a)(c)      375,000       10,713,750
---------------------------------------------------------------------------
AMIS Holdings, Inc.(a)                           1,100,000       16,720,000
---------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          625,000       16,906,250
---------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)            1,500,000       17,730,000
---------------------------------------------------------------------------
Microchip Technology Inc.(b)                     1,000,000       30,250,000
---------------------------------------------------------------------------
Micron Technology, Inc.(a)(b)                    1,000,000       12,180,000
---------------------------------------------------------------------------
RF Micro Devices, Inc.(a)(b)                     1,525,000        9,927,750
---------------------------------------------------------------------------
Semtech Corp.(a)(b)                                750,000       15,660,000
===========================================================================
                                                                130,087,750
===========================================================================

SPECIALTY CHEMICALS-0.48%

Valspar Corp. (The)                                200,000        9,332,000
===========================================================================

SPECIALTY STORES-4.23%

Advance Auto Parts, Inc.(a)                         61,000        2,386,320
---------------------------------------------------------------------------
Linens 'n Things, Inc.(a)                          750,000       18,060,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Staples, Inc.(b)                                 1,000,000   $   29,740,000
---------------------------------------------------------------------------
Tiffany & Co.                                      500,000       14,665,000
---------------------------------------------------------------------------
Tractor Supply Co.(a)                              500,000       18,140,000
===========================================================================
                                                                 82,991,320
===========================================================================

TECHNOLOGY DISTRIBUTORS-1.26%

CDW Corp.                                          400,000       24,812,000
===========================================================================

THRIFTS & MORTGAGE FINANCE-0.70%

New York Community Bancorp, Inc.(b)                750,000       13,770,000
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.87%

MSC Industrial Direct Co., Inc.-Class A            500,000       17,070,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

TRUCKING-1.83%

Sirva Inc.(a)                                    1,500,000   $   36,000,000
===========================================================================
    Total Common Stocks (Cost $1,607,325,016)                 1,874,154,089
===========================================================================
MONEY MARKET FUNDS-4.94%

Liquid Assets Portfolio-Institutional
  Class(d)                                      48,442,076       48,442,076
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     48,442,076       48,442,076
===========================================================================
    Total Money Market Funds (Cost
      $96,884,152)                                               96,884,152
===========================================================================
TOTAL INVESTMENTS-100.42%
  (excluding investments purchased with cash
  collateral from securities loaned) (Cost
  $1,704,209,168)                                             1,971,038,241
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-13.03%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  127,900,554      127,900,554
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  127,900,554      127,900,554
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $255,801,108)                                       255,801,108
===========================================================================
TOTAL INVESTMENTS-113.45% (Cost
  $1,960,010,276)                                             2,226,839,349
===========================================================================
OTHER ASSETS LESS LIABILITIES-(13.45%)                         (263,934,602)
===========================================================================
NET ASSETS-100.00%                                           $1,962,904,747
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) A portion of this security is subject to call options written. See Note 1F and Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $1,607,325,016)*                            $1,874,154,089
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $352,685,260)                            352,685,260
============================================================
  Total investments (cost $1,960,010,276)      2,226,839,349
____________________________________________________________
============================================================
Cash                                                 990,624
------------------------------------------------------------
Receivables for:
  Investments sold                                45,624,834
------------------------------------------------------------
  Fund shares sold                                 1,096,985
------------------------------------------------------------
  Dividends                                          545,715
------------------------------------------------------------
  Premium options written                            402,609
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               152,955
------------------------------------------------------------
Other assets                                          31,627
============================================================
     Total assets                              2,275,684,698
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           50,838,522
------------------------------------------------------------
  Fund shares reacquired                           3,237,399
------------------------------------------------------------
  Options written, at market value (premiums
     received $830,758)                            1,000,960
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                289,833
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      255,801,108
------------------------------------------------------------
Accrued distribution fees                            586,155
------------------------------------------------------------
Accrued trustees' fees                                 2,700
------------------------------------------------------------
Accrued transfer agent fees                          820,724
------------------------------------------------------------
Accrued operating expenses                           202,550
============================================================
     Total liabilities                           312,779,951
============================================================
Net assets applicable to shares outstanding   $1,962,904,747
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,288,155,491
------------------------------------------------------------
Undistributed net investment income (loss)          (256,874)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts    (591,652,741)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                266,658,871
============================================================
                                              $1,962,904,747
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,640,288,448
____________________________________________________________
============================================================
Class B                                       $  248,424,615
____________________________________________________________
============================================================
Class C                                       $   71,229,207
____________________________________________________________
============================================================
Class R                                       $    2,834,226
____________________________________________________________
============================================================
Institutional Class                           $      128,251
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          170,545,391
____________________________________________________________
============================================================
Class B                                           27,157,561
____________________________________________________________
============================================================
Class C                                            7,787,511
____________________________________________________________
============================================================
Class R                                              296,658
____________________________________________________________
============================================================
Institutional Class                                   13,141
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.62
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.62 divided by
       94.50%)                                $        10.18
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $         9.15
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $         9.15
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $         9.55
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $         9.76
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $250,914,612 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,050)          $   8,323,244
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $631,176)*                           1,249,812
===========================================================================
    Total investment income                                       9,573,056
===========================================================================

EXPENSES:

Advisory fees                                                    14,026,309
---------------------------------------------------------------------------
Administrative services fees                                        476,287
---------------------------------------------------------------------------
Custodian fees                                                      216,364
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         4,656,901
---------------------------------------------------------------------------
  Class B                                                         2,595,972
---------------------------------------------------------------------------
  Class C                                                           763,418
---------------------------------------------------------------------------
  Class R                                                            11,194
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                          7,320,608
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              106
---------------------------------------------------------------------------
Trustees' fees and retirement benefits                               53,801
---------------------------------------------------------------------------
Other                                                             1,046,299
===========================================================================
    Total expenses                                               31,167,259
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                      238,837
===========================================================================
    Net expenses                                                 30,928,422
===========================================================================
Net investment income (loss)                                    (21,355,366)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         455,938,443
---------------------------------------------------------------------------
  Option contracts written                                          261,654
===========================================================================
                                                                456,200,097
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (287,875,082)
---------------------------------------------------------------------------
  Option contracts written                                         (170,202)
===========================================================================
                                                               (288,045,284)
===========================================================================
Net gain from investment securities and option contracts        168,154,813
===========================================================================
Net increase in net assets resulting from operations          $ 146,799,447
___________________________________________________________________________
===========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                     2004              2003
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $  (21,355,366)   $  (22,556,283)
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts                                                      456,200,097        61,969,001
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                    (288,045,284)      408,592,565
================================================================================================
    Net increase in net assets resulting from operations           146,799,447       448,005,283
================================================================================================
Share transactions-net:
  Class A                                                         (469,733,957)     (198,927,862)
------------------------------------------------------------------------------------------------
  Class B                                                          (28,990,427)      (13,011,938)
------------------------------------------------------------------------------------------------
  Class C                                                          (14,524,768)       (6,417,966)
------------------------------------------------------------------------------------------------
  Class R                                                            1,554,735           879,113
------------------------------------------------------------------------------------------------
  Institutional Class                                               (2,730,852)        1,928,983
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           (514,425,269)     (215,549,670)
================================================================================================
    Net increase (decrease) in net assets                         (367,625,822)      232,455,613
================================================================================================

NET ASSETS:

  Beginning of year                                              2,330,530,569     2,098,074,956
================================================================================================
  End of year (including undistributed net investment income
    (loss) of $(256,874) and $(235,341) for 2004 and 2003,
    respectively)                                               $1,962,904,747    $2,330,530,569
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $12,113.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $187,437 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $476,287 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $7,320,608 for Class A, Class B, Class C and Class R shares and $106 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $4,656,901, $2,595,972, $763,418 and $11,194, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $227,703 in front-end sales commissions from the sale of Class A shares and $24,499, $28,619, $9,130 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        UNREALIZED
                 MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $37,783,111     $  543,189,076    $  (532,530,111)       $   --        $48,442,076     $  311,874      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           37,783,111        543,189,076       (532,530,111)           --         48,442,076        306,762          --
=================================================================================================================================
  Subtotal       $75,566,222     $1,086,378,152    $(1,065,060,222)       $   --        $96,884,152     $  618,636      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        UNREALIZED
                 MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME*      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $261,330,936    $  376,727,435    $  (510,157,817)       $   --        $127,900,554    $  318,715      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class          261,330,936        376,727,435       (510,157,817)           --        127,900,554        312,461          --
=================================================================================================================================
  Subtotal       $522,661,872    $  753,454,870    $(1,020,315,634)       $   --        $255,801,108    $  631,176      $   --
=================================================================================================================================
  Total          $598,228,094    $1,839,833,022    $(2,085,375,856)       $   --        $352,685,260    $1,249,812      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $36,617,685 and $34,757,881, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $33,422 and credits in custodian fees of $5,865 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $39,287.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $12,315 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $250,914,612 were on loan to brokers. The loans were secured by cash collateral of $255,801,108 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $631,176 for securities lending transactions.

NOTE 9--OPTIONS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of year                                                  --      $       --
-------------------------------------------------------------------------------------
Written                                                        20,359       1,201,222
-------------------------------------------------------------------------------------
Closed                                                         (2,250)       (204,468)
-------------------------------------------------------------------------------------
Expired                                                        (2,000)       (165,996)
=====================================================================================
End of year                                                    16,109      $  830,758
_____________________________________________________________________________________
=====================================================================================

                                           OPEN CALL OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                                                                 OCTOBER 31,
                                                                                                    2004          UNREALIZED
                                                  CONTRACT    STRIKE    NUMBER OF    PREMIUMS      MARKET        APPRECIATION
                                                   MONTH      PRICE     CONTRACTS    RECEIVED       VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.                                 Dec-04       $35          863      $63,170     $   69,040       $  (5,870)
------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)               Dec-04       $65          476       79,490         80,920          (1,430)
------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.                     Nov-04       $30        3,750      254,994        365,625        (110,631)
------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.               Dec-04       $25        4,250      177,560        233,750         (56,190)
------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                        Nov-04       $20        6,000      173,156        165,000           8,156
------------------------------------------------------------------------------------------------------------------------------
Textron Inc.                                      Dec-04       $70          770       82,388         86,625          (4,237)
==============================================================================================================================
                                                                         16,109      $830,758    $1,000,960       $(170,202)
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS


DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments                        $  263,785,561
----------------------------------------------------------------------------
Temporary book/tax differences                                      (256,874)
----------------------------------------------------------------------------
Capital loss carryforward                                       (588,779,431)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,288,155,491
============================================================================
Total net assets                                              $1,962,904,747
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on option contracts written of $(170,202).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $451,377,424 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD*
---------------------------------------------------------------------------------
October 31, 2009                                                  $125,040,407
---------------------------------------------------------------------------------
October 31, 2010                                                   463,739,024
=================================================================================
Total capital loss carryforward                                   $588,779,431
_________________________________________________________________________________
=================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $2,480,691,107 and $3,053,547,607, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $301,188,049
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (37,232,286)
==============================================================================
Net unrealized appreciation of investment securities             $263,955,763
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,962,883,586.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $21,333,833 and shares of beneficial interest decreased by $21,333,833. This reclassification had no effect on the net assets of the Fund.

NOTE 13 -- SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      19,503,343    $ 183,246,538     35,791,336    $ 277,895,468
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,785,031       24,931,760      4,508,173       33,128,293
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,454,243       13,022,624      2,072,120       15,430,661
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         233,461        2,175,865        162,296        1,283,289
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --        275,456        2,002,058
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         366,882        3,476,875        337,998        2,617,107
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (384,365)      (3,476,875)      (351,540)      (2,617,107)
==========================================================================================================================
Reacquired:
  Class A                                                     (69,860,562)    (656,457,370)   (62,095,032)    (479,440,437)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,651,768)     (50,445,312)    (5,947,043)     (43,523,124)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,075,625)     (27,547,392)    (2,982,429)     (21,848,627)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (66,756)        (621,130)       (51,154)        (404,176)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (272,069)      (2,730,852)        (9,111)         (73,075)
==========================================================================================================================
                                                              (54,968,185)   $(514,425,269)   (28,288,930)   $(215,549,670)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------------------------------
                                                  2004                 2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $     8.99           $     7.30       $     8.68       $    18.41       $    13.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.08)(a)            (0.07)(a)        (0.09)(a)        (0.09)(a)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.71                 1.76            (1.29)           (6.34)           11.08
=================================================================================================================================
    Total from investment operations                 0.63                 1.69            (1.38)           (6.43)           10.95
=================================================================================================================================
Less distributions from net realized gains             --                   --               --            (3.30)           (6.44)
=================================================================================================================================
Net asset value, end of period                 $     9.62           $     8.99       $     7.30       $     8.68       $    18.41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.01%               23.15%          (15.90)%         (40.51)%          47.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,640,288           $1,983,600       $1,798,318       $2,516,407       $4,444,515
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.29%(c)(d)          1.30%            1.32%            1.17%            1.04%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.86)%(c)           (0.96)%          (1.00)%          (0.79)%          (0.77)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                               115%                  78%              68%              89%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,862,760,352.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.30%.

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.62         $   7.04    $   8.45    $  18.12    $  13.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)        (0.13)(a)    (0.15)(a)    (0.17)(a)    (0.29)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.67             1.71       (1.26)      (6.20)      11.04
===========================================================================================================================
    Total from investment operations                              0.53             1.58       (1.41)      (6.37)      10.75
===========================================================================================================================
Less distributions from net realized gains                          --               --          --       (3.30)      (6.44)
===========================================================================================================================
Net asset value, end of period                                $   9.15         $   8.62    $   7.04    $   8.45    $  18.12
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   6.15%           22.44%     (16.69)%    (40.90)%     46.29%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $248,425         $262,098    $226,806    $294,303    $374,010
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.04%(c)(d)      2.05%       2.07%       1.94%       1.86%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.61)%(c)       (1.71)%     (1.75)%     (1.55)%     (1.59)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            115%              78%         68%         89%         79%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $259,597,199.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                                        2004              2003            2002            2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.62           $  7.04         $  8.45         $ 18.11         $  13.81
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.14)(a)         (0.13)(a)       (0.15)(a)       (0.17)(a)        (0.29)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.67              1.71           (1.26)          (6.19)           11.03
=================================================================================================================================
    Total from investment operations                      0.53              1.58           (1.41)          (6.36)           10.74
=================================================================================================================================
Less distributions from net realized gains                  --                --              --           (3.30)           (6.44)
=================================================================================================================================
Net asset value, end of period                         $  9.15           $  8.62         $  7.04         $  8.45         $  18.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           6.15%            22.44%         (16.69)%        (40.86)%          46.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $71,229           $81,079         $72,676         $96,640         $120,591
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.04%(c)(d)       2.05%           2.07%           1.94%            1.86%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (1.61)%(c)        (1.71)%         (1.75)%         (1.55)%          (1.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    115%               78%             68%             89%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $76,341,843.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.

                                                                                  CLASS R
                                                              -----------------------------------------------
                                                                    YEAR ENDED                 JUNE 3, 2002
                                                                    OCTOBER 31,                (DATE SALES
                                                              -----------------------         COMMENCED) TO
                                                               2004             2003         OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.96           $ 7.29            $  8.89
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)        (0.10)(a)          (0.04)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.69             1.77              (1.56)
=============================================================================================================
    Total from investment operations                            0.59             1.67              (1.60)
=============================================================================================================
Net asset value, end of period                                $ 9.55           $ 8.96            $  7.29
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 6.58%           22.91%            (18.00)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,834           $1,164            $   137
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                         1.54%(c)(d)      1.55%              1.62%(e)
=============================================================================================================
Ratio of net investment income (loss) to average net assets    (1.11)%(c)       (1.21)%            (1.30)%(e)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(f)                                       115%              78%                68%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,238,723.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                            INSTITUTIONAL CLASS
                                                                --------------------------------------------
                                                                     YEAR ENDED             MARCH 15, 2002
                                                                     OCTOBER 31,              (DATE SALES
                                                                ---------------------        COMMENCED) TO
                                                                 2004           2003       OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $9.08          $7.32            $  9.53
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.03)(a)      (0.03)(a)          (0.02)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.71           1.79              (2.19)
============================================================================================================
    Total from investment operations                             0.68           1.76              (2.21)
============================================================================================================
Net asset value, end of period                                  $9.76          $9.08            $  7.32
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  7.49%         24.04%            (23.19)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 128          $2,589           $   138
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets                          0.72%(c)(d)    0.71%              0.81%(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets     (0.29)%(c)     (0.37)%            (0.49)%(e)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(f)                                        115%            78%                68%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,271,385.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.73%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Blue Chip Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Blue Chip Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Blue Chip Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.17%

AEROSPACE & DEFENSE-2.17%

Honeywell International Inc.                      700,000   $   23,576,000
--------------------------------------------------------------------------
United Technologies Corp.                         350,000       32,487,000
==========================================================================
                                                                56,063,000
==========================================================================

AIR FREIGHT & LOGISTICS-1.01%

United Parcel Service, Inc.-Class B               330,000       26,129,400
==========================================================================

ALUMINUM-0.71%

Alcoa Inc.                                        567,200       18,434,000
==========================================================================

APPAREL RETAIL-0.70%

Gap, Inc. (The)                                   900,000       17,982,000
==========================================================================

BIOTECHNOLOGY-2.09%

Amgen Inc.(a)                                     570,000       32,376,000
--------------------------------------------------------------------------
Genentech, Inc.(a)(b)                             475,000       21,626,750
==========================================================================
                                                                54,002,750
==========================================================================

BUILDING PRODUCTS-0.90%

Masco Corp.                                       675,000       23,125,500
==========================================================================

COMMUNICATIONS EQUIPMENT-2.91%

Cisco Systems, Inc.(a)                          3,100,000       59,551,000
--------------------------------------------------------------------------
Motorola, Inc.                                    900,000       15,534,000
==========================================================================
                                                                75,085,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.88%

Best Buy Co., Inc.(b)                             385,000       22,799,700
==========================================================================

COMPUTER HARDWARE-3.26%

Dell Inc.(a)                                    1,375,000       48,207,500
--------------------------------------------------------------------------
International Business Machines Corp.             400,000       35,900,000
==========================================================================
                                                                84,107,500
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.87%

EMC Corp.(a)                                    1,750,000       22,522,500
==========================================================================

CONSUMER FINANCE-2.54%

American Express Co.                              635,000       33,699,450
--------------------------------------------------------------------------
MBNA Corp.                                        550,000       14,096,500
--------------------------------------------------------------------------
SLM Corp.                                         390,000       17,651,400
==========================================================================
                                                                65,447,350
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.65%

Automatic Data Processing, Inc.                   527,300       22,879,547
--------------------------------------------------------------------------
First Data Corp.                                  475,000       19,608,000
==========================================================================
                                                                42,487,547
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

DEPARTMENT STORES-0.64%

J.C. Penney Co., Inc.                             475,000   $   16,430,250
==========================================================================

DIVERSIFIED BANKS-2.52%

Bank of America Corp.                             850,000       38,071,500
--------------------------------------------------------------------------
Wells Fargo & Co.                                 450,000       26,874,000
==========================================================================
                                                                64,945,500
==========================================================================

DIVERSIFIED CHEMICALS-0.96%

Dow Chemical Co. (The)                            550,000       24,717,000
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.65%

Apollo Group, Inc.-Class A(a)                     300,000       19,800,000
--------------------------------------------------------------------------
Cendant Corp.                                   1,100,000       22,649,000
==========================================================================
                                                                42,449,000
==========================================================================

ELECTRIC UTILITIES-1.01%

FPL Group, Inc.                                   275,000       18,947,500
--------------------------------------------------------------------------
Southern Co. (The)                                225,000        7,107,750
==========================================================================
                                                                26,055,250
==========================================================================

ENVIRONMENTAL SERVICES-0.80%

Waste Management, Inc.                            725,000       20,648,000
==========================================================================

FOOD DISTRIBUTORS-0.69%

Sysco Corp.                                       550,000       17,748,500
==========================================================================

FOOTWEAR-1.02%

NIKE, Inc.-Class B                                325,000       26,425,750
==========================================================================

GENERAL MERCHANDISE STORES-0.85%

Target Corp.                                      440,000       22,008,800
==========================================================================

HEALTH CARE EQUIPMENT-2.81%

Medtronic, Inc.                                   650,000       33,221,500
--------------------------------------------------------------------------
Waters Corp.(a)                                   375,000       15,483,750
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          305,000       23,664,950
==========================================================================
                                                                72,370,200
==========================================================================

HOME IMPROVEMENT RETAIL-1.91%

Home Depot, Inc. (The)                          1,200,000       49,296,000
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.51%

Carnival Corp. (Panama)(b)                        425,000       21,488,000
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         365,000       17,421,450
==========================================================================
                                                                38,909,450
==========================================================================

HOUSEHOLD PRODUCTS-2.77%

Colgate-Palmolive Co.                             450,000       20,079,000
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                      1,005,000       51,435,900
==========================================================================
                                                                71,514,900
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HOUSEWARES & SPECIALTIES-0.56%

Fortune Brands, Inc.                              200,000   $   14,564,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-3.54%

Costco Wholesale Corp.(b)                         525,000       25,168,500
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                           1,225,000       66,052,000
==========================================================================
                                                                91,220,500
==========================================================================

INDUSTRIAL CONGLOMERATES-6.01%

3M Co.                                            250,000       19,392,500
--------------------------------------------------------------------------
General Electric Co.                            2,405,000       82,058,600
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               1,720,000       53,578,000
==========================================================================
                                                               155,029,100
==========================================================================

INDUSTRIAL GASES-0.65%

Air Products & Chemicals, Inc.                    315,000       16,751,700
==========================================================================

INDUSTRIAL MACHINERY-2.05%

Danaher Corp.(b)                                  580,000       31,975,400
--------------------------------------------------------------------------
Eaton Corp.                                       325,000       20,783,750
==========================================================================
                                                                52,759,150
==========================================================================

INTEGRATED OIL & GAS-3.47%

Exxon Mobil Corp.                               1,820,000       89,580,400
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.98%

SBC Communications Inc.                         1,005,000       25,386,300
==========================================================================

INTERNET RETAIL-0.76%

eBay Inc.(a)                                      200,000       19,522,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.34%

Goldman Sachs Group, Inc. (The)                   315,000       30,989,700
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         550,000       29,667,000
--------------------------------------------------------------------------
Morgan Stanley                                    500,000       25,545,000
==========================================================================
                                                                86,201,700
==========================================================================

IT CONSULTING & OTHER SERVICES-0.52%

Accenture Ltd.-Class A (Bermuda)(a)               550,000       13,315,500
==========================================================================

MANAGED HEALTH CARE-1.47%

UnitedHealth Group Inc.                           525,000       38,010,000
==========================================================================

MOVIES & ENTERTAINMENT-0.92%

Viacom Inc.-Class B                               650,000       23,718,500
==========================================================================

MULTI-LINE INSURANCE-1.77%

American International Group, Inc.                750,000       45,532,500
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.61%

Dominion Resources, Inc.                          245,000       15,758,400
==========================================================================

OIL & GAS DRILLING-0.41%

ENSCO International Inc.                          350,000       10,692,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-1.00%

Schlumberger Ltd. (Netherlands)                   410,000   $   25,805,400
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.28%

Citigroup Inc.                                  1,875,000       83,193,750
--------------------------------------------------------------------------
JPMorgan Chase & Co.                            1,370,000       52,882,000
==========================================================================
                                                               136,075,750
==========================================================================

PERSONAL PRODUCTS-2.07%

Avon Products, Inc.                               625,000       24,718,750
--------------------------------------------------------------------------
Gillette Co. (The)                                690,000       28,621,200
==========================================================================
                                                                53,339,950
==========================================================================

PHARMACEUTICALS-7.28%

Allergan, Inc.(b)                                 230,000       16,458,800
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      250,000       11,150,000
--------------------------------------------------------------------------
Johnson & Johnson                               1,000,000       58,380,000
--------------------------------------------------------------------------
Lilly (Eli) & Co.                                 290,000       15,923,900
--------------------------------------------------------------------------
Pfizer Inc.                                     2,450,000       70,927,500
--------------------------------------------------------------------------
Wyeth                                             375,000       14,868,750
==========================================================================
                                                               187,708,950
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.03%

Allstate Corp. (The)                              550,000       26,449,500
==========================================================================

RAILROADS-0.77%

Canadian National Railway Co. (Canada)            370,000       19,998,500
==========================================================================

RESTAURANTS-1.36%

McDonald's Corp.                                1,200,000       34,980,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.01%

Applied Materials, Inc.(a)                        800,000       12,880,000
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)(b)                            290,000       13,203,700
==========================================================================
                                                                26,083,700
==========================================================================

SEMICONDUCTORS-3.92%

Analog Devices, Inc.                              420,000       16,909,200
--------------------------------------------------------------------------
Intel Corp.                                     1,600,000       35,616,000
--------------------------------------------------------------------------
Linear Technology Corp.                           355,000       13,447,400
--------------------------------------------------------------------------
Microchip Technology Inc.                         500,000       15,125,000
--------------------------------------------------------------------------
Xilinx, Inc.                                      650,000       19,890,000
==========================================================================
                                                               100,987,600
==========================================================================

SOFT DRINKS-0.84%

PepsiCo, Inc.                                     435,000       21,567,300
==========================================================================

SPECIALTY STORES-0.59%

Bed Bath & Beyond Inc.(a)                         375,000       15,296,250
==========================================================================

SYSTEMS SOFTWARE-6.08%

Microsoft Corp.                                 3,100,000       86,769,000
--------------------------------------------------------------------------
Oracle Corp.(a)                                 2,125,000       26,902,500
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Symantec Corp.(a)                                 375,000   $   21,352,500
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                       1,000,000       21,880,000
==========================================================================
                                                               156,904,000
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.18%

Fannie Mae                                        435,000       30,515,250
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.87%

Vodafone Group PLC-ADR (United Kingdom)           870,000       22,437,300
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,015,015,477)                        2,557,896,547
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILLS-0.06%

1.61%, 12/16/04 (Cost $1,496,976)(c)           $1,500,000        1,496,976
==========================================================================

MONEY MARKET FUNDS-0.56%

Liquid Assets Portfolio-Institutional
  Class(d)                                      7,279,701   $    7,279,701
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     7,279,701        7,279,701
==========================================================================
    Total Money Market Funds (Cost
      $14,559,402)                                              14,559,402
==========================================================================
TOTAL INVESTMENTS-99.79% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,031,071,855)                                            2,573,952,925
==========================================================================

--------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.36%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  34,975,975   $   34,975,975
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $34,975,975)                                        34,975,975
==========================================================================
TOTAL INVESTMENTS-101.15% (Cost
  $2,066,047,830)                                            2,608,928,900
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.15%)                          (29,754,052)
==========================================================================
NET ASSETS-100.00%                                          $2,579,174,848
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $2,016,512,453)*                           $ 2,559,393,523
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $49,535,377)                        49,535,377
============================================================
    Total investments (cost $2,066,047,830)    2,608,928,900
============================================================
Receivables for:
  Investments sold                                17,741,398
------------------------------------------------------------
  Fund shares sold                                 1,201,975
------------------------------------------------------------
  Dividends                                        2,809,147
------------------------------------------------------------
Investment for trustee deferred compensation and retirement
  plans      154,126
------------------------------------------------------------
Other assets                                          49,427
============================================================
    Total assets                               2,630,884,973
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,373,237
------------------------------------------------------------
  Fund shares reacquired                           6,807,910
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 275,117
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        34,975,975
------------------------------------------------------------
Accrued distribution fees                          1,444,569
------------------------------------------------------------
Accrued trustees' fees                                 4,120
------------------------------------------------------------
Accrued transfer agent fees                        1,351,948
------------------------------------------------------------
Accrued operating expenses                           477,249
============================================================
    Total liabilities                             51,710,125
============================================================
Net assets applicable to shares outstanding  $ 2,579,174,848
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,728,825,373
------------------------------------------------------------
Undistributed net investment income (loss)          (228,692)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures
  contracts                                   (1,692,302,903)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     542,881,070
============================================================
                                             $ 2,579,174,848
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 1,236,433,569
____________________________________________________________
============================================================
Class B                                      $ 1,032,773,714
____________________________________________________________
============================================================
Class C                                      $   222,839,537
____________________________________________________________
============================================================
Class R                                      $     6,000,455
____________________________________________________________
============================================================
Investor Class                               $    32,083,995
____________________________________________________________
============================================================
Institutional Class                          $    49,043,578
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          113,014,179
____________________________________________________________
============================================================
Class B                                           99,354,990
____________________________________________________________
============================================================
Class C                                           21,438,780
____________________________________________________________
============================================================
Class R                                              550,240
____________________________________________________________
============================================================
Investor Class                                     2,927,332
____________________________________________________________
============================================================
Institutional Class                                4,403,381
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         10.94
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.94 divided by
      94.50%)                                $         11.58
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         10.39
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         10.39
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         10.91
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $         10.96
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         11.14
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $34,048,041 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $61,297)         $ 35,608,376
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $18,674)*                             479,651
--------------------------------------------------------------------------
Interest                                                             3,768
==========================================================================
    Total investment income                                     36,091,795
==========================================================================

EXPENSES:

Advisory fees                                                   18,508,235
--------------------------------------------------------------------------
Administrative services fees                                       575,871
--------------------------------------------------------------------------
Custodian fees                                                     287,107
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        4,938,054
--------------------------------------------------------------------------
  Class B                                                       11,670,174
--------------------------------------------------------------------------
  Class C                                                        2,664,429
--------------------------------------------------------------------------
  Class R                                                           27,995
--------------------------------------------------------------------------
  Investor Class                                                    88,542
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R & Investor              10,479,508
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                             690
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              67,595
--------------------------------------------------------------------------
Other                                                            1,761,913
==========================================================================
    Total expenses                                              51,070,113
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (300,558)
==========================================================================
    Net expenses                                                50,769,555
==========================================================================
Net investment income (loss)                                   (14,677,760)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                        141,430,751
--------------------------------------------------------------------------
  Futures contracts                                                121,194
==========================================================================
                                                               141,551,945
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (63,358,526)
==========================================================================
Net gain from investment securities and futures contracts       78,193,419
==========================================================================
Net increase in net assets resulting from operations          $ 63,515,659
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (14,677,760)   $  (14,101,484)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                     141,551,945      (105,157,212)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                    (63,358,526)      519,286,935
==============================================================================================
    Net increase in net assets resulting from operations          63,515,659       400,028,239
==============================================================================================
Share transactions-net:
Class A                                                         (236,834,043)     (162,460,380)
----------------------------------------------------------------------------------------------
Class B                                                         (213,672,955)     (136,334,779)
----------------------------------------------------------------------------------------------
Class C                                                          (73,035,331)      (51,018,964)
----------------------------------------------------------------------------------------------
Class R                                                            4,401,189         1,425,250
----------------------------------------------------------------------------------------------
Investor Class                                                    30,994,771            99,068
----------------------------------------------------------------------------------------------
Institutional Class                                               48,256,952           (43,881)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (439,889,417)     (348,333,686)
==============================================================================================
    Net increase (decrease) in net assets                       (376,373,758)       51,694,553
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,955,548,606     2,903,854,053
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(228,692) and $(193,930), respectively)        $2,579,174,848    $2,955,548,606
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $11,809.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $242,427 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $575,871 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $10,479,508 for Class A, Class B, Class C, Class R and Investor Class shares and $690 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $4,938,054, $11,670,174, $2,664,429, $27,995 and $88,542,
respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $330,881 in front-end sales commissions from the sale of Class A shares and $9,771, $99,868, $15,188 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $32,255,406     $208,774,062    $(233,749,767)       $  --         $ 7,279,701     $232,259       $  --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           32,255,406      208,774,062     (233,749,767)          --           7,279,701     228,718           --
===========================================================================================================================
  Subtotal       $64,510,812     $417,548,124    $(467,499,534)       $  --         $14,559,402     $460,977       $  --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $   447,700     $401,247,004    $(401,694,704)       $  --         $        --     $14,488        $  --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       84,068,150      (49,092,175)          --          34,975,975       4,186           --
===========================================================================================================================
  Subtotal       $   447,700     $485,315,154    $(450,786,879)       $  --         $34,975,975     $18,674        $  --
===========================================================================================================================
  Total          $64,958,512     $902,863,278    $(918,286,413)       $  --         $49,535,377     $479,651       $  --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $12,437,600 and $3,790,920, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $46,302 and credits in custodian fees of $20 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $46,322.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $14,743 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $34,048,041 were on loan to brokers. The loans were secured by cash collateral of $34,975,975 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $18,674 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $   502,259,018
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (228,692)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (1,651,680,851)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   3,728,825,373
=============================================================================
Total net assets                                              $ 2,579,174,848
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $1,642,177,803 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $138,205,191 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                               CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
----------------------------------------------------------------------------
October 31, 2008                                              $   85,920,513
----------------------------------------------------------------------------
October 31, 2009                                                 845,288,837
----------------------------------------------------------------------------
October 31, 2010                                                 617,527,392
----------------------------------------------------------------------------
October 31, 2011                                                 102,944,109
============================================================================
Total capital loss carryforward                               $1,651,680,851
____________________________________________________________________________
============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Growth & Income Fund into the Fund, are realized on securities held in each fund on such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $827,221,607 and $1,262,244,981, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $545,012,455
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (42,753,437)
==============================================================================
Net unrealized appreciation of investment securities             $502,259,018
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,106,669,882.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $14,647,924 and shares of beneficial interest decreased by $14,647,924. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Growth & Income Fund into the Fund, undistributed income was decreased by $4,926, undistributed net realized gain was decreased by $13,855,504 and shares of beneficial interest increased by $13,860,430. These reclassifications had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      21,493,299    $ 237,822,246     30,092,109    $ 289,868,346
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       7,106,647       75,074,355     12,053,281      111,049,162
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,785,689       29,371,888      4,161,204       38,212,257
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         672,346        7,394,140        164,023        1,619,420
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               513,156        5,688,744         12,285          130,138
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           4,421,094       48,593,658             --               --
==========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                          63,333          676,707             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          14,065          143,763             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          98,131        1,002,254             --               --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             3,554,717       38,013,823             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,357,674       26,110,071      1,670,042       16,099,491
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,474,910)     (26,110,071)    (1,741,215)     (16,099,491)
==========================================================================================================================
Reacquired:
  Class A                                                     (45,616,888)    (501,443,066)   (49,132,867)    (468,428,217)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (25,052,874)    (262,781,002)   (25,556,829)    (231,284,450)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (9,864,695)    (103,409,473)    (9,824,798)     (89,231,221)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (270,057)      (2,992,951)       (20,044)        (194,170)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (1,149,919)     (12,707,797)        (2,907)         (31,070)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (30,273)        (336,706)        (4,720)         (43,881)
==========================================================================================================================
                                                              (41,379,465)   $(439,889,417)   (38,130,436)   $(348,333,686)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with the entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distributions, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) Investor Class shares commenced sales on September 30, 2003.
(c) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Growth & Income Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Growth & Income Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 3,730,246 shares of the Fund for 5,685,449 shares of INVESCO Growth & Income Fund outstanding as of the close business on October 31, 2003. INVESCO Growth & Income Fund's net assets at that date of $39,836,547 including $4,907,031 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,958,513,063.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                          --------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------
                                             2004               2003          2002             2001          2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    10.69         $     9.22    $    11.22       $    17.29    $    15.49
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.02)             (0.02)        (0.04)(a)        (0.04)        (0.05)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.27               1.49         (1.96)           (6.03)         1.85
====================================================================================================================
    Total from investment operations            0.25               1.47         (2.00)           (6.07)         1.80
====================================================================================================================
Net asset value, end of period            $    10.94         $    10.69    $     9.22       $    11.22    $    17.29
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                 2.34%             15.94%       (17.82)%         (35.11)%       11.60%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,236,434         $1,439,518    $1,402,589       $2,067,602    $3,163,453
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets         1.44%(c)(d)        1.47%         1.40%            1.28%         1.19%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.19)%(c)         (0.17)%       (0.33)%          (0.29)%       (0.31)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                           29%                28%           28%              31%           22%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,410,872,545.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.45%.

                                                                           CLASS B
                                          --------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------
                                             2004               2003          2002             2001          2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    10.22         $     8.88    $    10.87       $    16.87    $    15.22
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.10)             (0.08)        (0.10)(a)        (0.13)        (0.17)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.27               1.42         (1.89)           (5.87)         1.82
====================================================================================================================
    Total from investment operations            0.17               1.34         (1.99)           (6.00)         1.65
====================================================================================================================
Net asset value, end of period            $    10.39         $    10.22    $     8.88       $    10.87    $    16.87
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                 1.66%             15.09%       (18.31)%         (35.57)%       10.87%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,032,774         $1,223,821    $1,198,513       $1,806,464    $2,746,149
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets         2.09%(c)(d)        2.12%         2.05%            1.94%         1.88%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.84)%(c)         (0.82)%       (0.98)%          (0.94)%       (1.00)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                           29%                28%           28%              31%           22%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,167,017,423.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.10%.

                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2004             2003        2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.22         $   8.88    $  10.87      $  16.86      $  15.21
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)           (0.08)      (0.10)(a)     (0.13)        (0.17)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.27             1.42       (1.89)        (5.86)         1.82
===============================================================================================================================
    Total from investment operations                              0.17             1.34       (1.99)        (5.99)         1.65
===============================================================================================================================
Net asset value, end of period                                $  10.39         $  10.22    $   8.88      $  10.87      $  16.86
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   1.66%           15.09%     (18.31)%      (35.53)%       10.82%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $222,840         $290,396    $302,555      $487,838      $720,186
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           2.09%(c)(d)      2.12%       2.05%         1.94%         1.88%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.84)%(c)       (0.82)%     (0.98)%       (0.94)%       (1.00)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             29%              28%         28%           31%           22%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $266,442,859.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.10%.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.66         $ 9.22       $ 10.53
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.03)         (0.00)        (0.02)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.28           1.44         (1.29)
====================================================================================================
    Total from investment operations                            0.25           1.44         (1.31)
====================================================================================================
Net asset value, end of period                                $10.91         $10.66       $  9.22
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 2.35%         15.62%       (12.44)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,000         $1,578       $    37
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.59%(c)(d)    1.62%         1.55%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (0.34)%(c)     (0.32)%       (0.49)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                        29%            28%           28%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,598,909.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.60%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                                                   (DATE SALES
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2004                  2003
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.69               $10.16
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.24                (0.00)
==================================================================================================
  Net gains on securities (both realized and unrealized)           0.03                 0.53
==================================================================================================
    Total from investment operations                               0.27                 0.53
==================================================================================================
Net asset value, end of period                                  $ 10.96               $10.69
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                                                    2.53%                5.22%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $32,084               $  100
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets                            1.34%(b)(c)          1.29%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets       (0.09)%(b)           (0.01)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                           29%                  28%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $35,416,969.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.35%.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                                        MARCH 15, 2002
                                                                    YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,          COMMENCED) TO
                                                              ----------------------     OCTOBER 31,
                                                               2004            2003          2002
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.81         $ 9.26       $ 12.13
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04           0.06          0.02(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.29           1.49         (2.89)
======================================================================================================
    Total from investment operations                             0.33           1.55         (2.87)
======================================================================================================
Net asset value, end of period                                $ 11.14         $10.81       $  9.26
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                  3.05%         16.74%       (23.66)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $49,044         $  136       $   160
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets                          0.74%(c)(d)    0.77%         0.77%(e)
======================================================================================================
Ratio of net investment income to average net assets             0.51%(c)       0.53%         0.30%(e)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(f)                                         29%            28%           28%
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,968,822.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.75%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Capital Development Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Capital Development Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Capital Development Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.73%

ADVERTISING-1.59%

Lamar Advertising Co.-Class A(a)(b)               136,000   $    5,633,120
--------------------------------------------------------------------------
R.H. Donnelley Corp.(a)                           210,700       11,430,475
==========================================================================
                                                                17,063,595
==========================================================================

AIR FREIGHT & LOGISTICS-1.38%

Robinson (C.H.) Worldwide, Inc.                   274,900       14,828,106
==========================================================================

APPAREL RETAIL-2.22%

Limited Brands                                    487,700       12,085,206
--------------------------------------------------------------------------
Ross Stores, Inc.                                 446,900       11,740,063
==========================================================================
                                                                23,825,269
==========================================================================

APPLICATION SOFTWARE-4.27%

Amdocs Ltd. (United Kingdom)(a)                   473,400       11,906,010
--------------------------------------------------------------------------
Autodesk, Inc.                                    273,600       14,432,400
--------------------------------------------------------------------------
Intuit Inc.(a)(b)                                 274,300       12,442,248
--------------------------------------------------------------------------
Mercury Interactive Corp.(a)                      161,000        6,992,230
==========================================================================
                                                                45,772,888
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.72%

Calamos Asset Management, Inc.-Class A(a)         338,600        6,602,700
--------------------------------------------------------------------------
Franklin Resources, Inc.                          194,900       11,814,838
==========================================================================
                                                                18,417,538
==========================================================================

BROADCASTING & CABLE TV-0.44%

Cox Radio, Inc.-Class A(a)                        300,000        4,770,000
==========================================================================

BUILDING PRODUCTS-1.05%

American Standard Cos. Inc.(a)                    306,900       11,223,333
==========================================================================

CASINOS & GAMING-2.44%

Harrah's Entertainment, Inc.(b)                   234,400       13,717,088
--------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                 590,600       12,508,908
==========================================================================
                                                                26,225,996
==========================================================================

COMMERCIAL PRINTING-1.11%

Donnelley (R.R.) & Sons Co.                       379,764       11,943,578
==========================================================================

COMMUNICATIONS EQUIPMENT-1.77%

Harris Corp.                                      224,400       13,807,332
--------------------------------------------------------------------------
Scientific-Atlanta, Inc.                          189,300        5,184,927
==========================================================================
                                                                18,992,259
==========================================================================

COMPUTER HARDWARE-0.89%

PalmOne, Inc.(a)(b)                               331,200        9,594,864
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.50%

Emulex Corp.(a)                                   510,000        5,360,100
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.77%

Cummins Inc.                                      117,100   $    8,206,368
==========================================================================

CONSUMER ELECTRONICS-1.19%

Garmin Ltd. (Cayman Islands)(b)                   255,500       12,775,000
==========================================================================

CONSUMER FINANCE-0.91%

AmeriCredit Corp.(a)(b)                           503,600        9,769,840
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.53%

Alliance Data Systems Corp.(a)                    268,600       11,356,408
--------------------------------------------------------------------------
Certegy Inc.                                      164,550        5,816,842
--------------------------------------------------------------------------
CSG Systems International, Inc.(a)                516,000        8,673,960
--------------------------------------------------------------------------
DST Systems, Inc.(a)(b)                           278,000       12,468,300
--------------------------------------------------------------------------
Iron Mountain Inc.(a)(b)                          311,850       10,306,642
==========================================================================
                                                                48,622,152
==========================================================================

DEPARTMENT STORES-1.02%

Kohl's Corp.(a)(b)                                216,200       10,974,312
==========================================================================

DISTILLERS & VINTNERS-0.89%

Constellation Brands, Inc.-Class A(a)             244,000        9,572,120
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.89%

Corrections Corp. of America(a)                   284,500        9,886,375
--------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                   595,500       12,505,500
--------------------------------------------------------------------------
United Rentals, Inc.(a)                           560,300        8,656,635
==========================================================================
                                                                31,048,510
==========================================================================

DRUG RETAIL-0.60%

Shoppers Drug Mart Corp. (Canada)(a)              212,100        6,452,340
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.27%

Cooper Industries, Ltd.-Class A (Bermuda)         214,000       13,674,600
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.66%

Aeroflex Inc.(a)                                  580,000        6,438,000
--------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                         332,400       11,411,292
==========================================================================
                                                                17,849,292
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.54%

Benchmark Electronics, Inc.(a)                    170,000        5,774,900
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

EMPLOYMENT SERVICES-0.50%

Manpower Inc.                                     118,200   $    5,348,550
==========================================================================

ENVIRONMENTAL SERVICES-1.74%

Republic Services, Inc.                           435,000       13,398,000
--------------------------------------------------------------------------
Stericycle, Inc.(a)                               115,900        5,253,747
==========================================================================
                                                                18,651,747
==========================================================================

GENERAL MERCHANDISE STORES-1.40%

Dollar General Corp.                              498,400        9,594,200
--------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)(b)                    188,800        5,456,320
==========================================================================
                                                                15,050,520
==========================================================================

HEALTH CARE DISTRIBUTORS-0.79%

Henry Schein, Inc.(a)                             133,900        8,466,497
==========================================================================

HEALTH CARE EQUIPMENT-3.99%

Bio-Rad Laboratories, Inc.-Class A(a)             131,400        6,835,428
--------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)        240,100       13,772,136
--------------------------------------------------------------------------
Varian Inc.(a)                                    278,300       10,152,384
--------------------------------------------------------------------------
Waters Corp.(a)                                   292,400       12,073,196
==========================================================================
                                                                42,833,144
==========================================================================

HEALTH CARE FACILITIES-1.47%

Community Health Systems Inc.(a)                  435,000       11,666,700
--------------------------------------------------------------------------
Select Medical Corp.                              241,400        4,149,666
==========================================================================
                                                                15,816,366
==========================================================================

HEALTH CARE SERVICES-3.79%

Caremark Rx, Inc.(a)                              410,277       12,296,002
--------------------------------------------------------------------------
Covance Inc.(a)(b)                                198,900        7,900,308
--------------------------------------------------------------------------
DaVita, Inc.(a)                                   338,550       10,027,851
--------------------------------------------------------------------------
Express Scripts, Inc.(a)                          162,800       10,419,200
==========================================================================
                                                                40,643,361
==========================================================================

HOME FURNISHINGS-1.35%

Tempur-Pedic International Inc.(a)                891,300       14,474,712
==========================================================================

HOMEBUILDING-1.05%

Ryland Group, Inc. (The)                          118,200       11,275,098
==========================================================================

HOTELS, RESORTS & CRUISE LINES-0.51%

Starwood Hotels & Resorts Worldwide, Inc.(b)      113,800        5,431,674
==========================================================================

HOUSEWARES & SPECIALTIES-2.00%

Jarden Corp.(a)                                   287,700       10,104,024
--------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)(a)                  408,400       11,312,680
==========================================================================
                                                                21,416,704
==========================================================================

HYPERMARKETS & SUPER CENTERS-1.05%

BJ's Wholesale Club, Inc.(a)(b)                   389,800       11,315,894
==========================================================================

INDUSTRIAL GASES-1.04%

Airgas, Inc.                                      455,000       11,193,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INDUSTRIAL MACHINERY-1.72%

Eaton Corp.                                        84,000   $    5,371,800
--------------------------------------------------------------------------
Parker Hannifin Corp.                             185,600       13,108,928
==========================================================================
                                                                18,480,728
==========================================================================

INSURANCE BROKERS-1.08%

Willis Group Holdings Ltd. (Bermuda)              320,900       11,536,355
==========================================================================

INTEGRATED OIL & GAS-0.97%

Murphy Oil Corp.                                  129,500       10,362,590
==========================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-1.41%

iShares Nasdaq Biotechnology Index Fund(a)(b)     222,500       15,161,150
==========================================================================

LEISURE PRODUCTS-1.99%

Brunswick Corp.                                   262,700       12,325,884
--------------------------------------------------------------------------
Polaris Industries Inc.(b)                        152,700        9,062,745
==========================================================================
                                                                21,388,629
==========================================================================

METAL & GLASS CONTAINERS-0.98%

Pactiv Corp.(a)                                   444,200       10,523,098
==========================================================================

MULTI-LINE INSURANCE-0.95%

Quanta Capital Holdings Ltd. (Bermuda)
  (Acquired 08/27/2003: Cost
  $10,000,000)(a)(c)(e)                         1,000,000        9,000,000
--------------------------------------------------------------------------
Quanta Capital Holdings Ltd. (Bermuda)(a)(b)      138,100        1,242,900
==========================================================================
                                                                10,242,900
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.13%

Questar Corp.                                     251,900       12,091,200
==========================================================================

OFFICE ELECTRONICS-0.60%

Zebra Technologies Corp.-Class A(a)               121,725        6,450,208
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.59%

BJ Services Co.(b)                                213,200       10,873,200
--------------------------------------------------------------------------
Key Energy Services, Inc.(a)                      539,500        6,204,250
==========================================================================
                                                                17,077,450
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.37%

XTO Energy Inc.                                   439,125       14,657,992
==========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-3.16%

Ashland Inc.                                      226,300       13,039,406
--------------------------------------------------------------------------
Kinder Morgan, Inc.                               105,800        6,810,346
--------------------------------------------------------------------------
Williams Cos., Inc. (The)                       1,120,100       14,012,451
==========================================================================
                                                                33,862,203
==========================================================================

PACKAGED FOODS & MEATS-0.54%

Flowers Foods, Inc.                               228,400        5,792,224
==========================================================================

PAPER PACKAGING-1.41%

Sealed Air Corp.(a)(b)                            107,000        5,300,780
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
PAPER PACKAGING-(CONTINUED)

Smurfit-Stone Container Corp.(a)                  563,800   $    9,787,568
==========================================================================
                                                                15,088,348
==========================================================================

PERSONAL PRODUCTS-1.02%

NBTY, Inc.(a)                                     398,800       10,982,952
==========================================================================

PHARMACEUTICALS-1.12%

Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                        423,647       12,031,575
==========================================================================

REAL ESTATE-4.01%

Fieldstone Investment Corp. (Acquired
  11/10/2003-11/11/2003; Cost
  $9,984,140)(d)(e)                               661,900       11,417,775
--------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc.-Class
  A                                               574,555        9,847,873
--------------------------------------------------------------------------
KKR Financial Corp. (Acquired 08/05/2004;
  Cost $10,250,000)(a)(d)(e)                    1,025,000       10,506,250
--------------------------------------------------------------------------
New Century Financial Corp.                       100,000        5,515,000
--------------------------------------------------------------------------
Saxon Capital, Inc.(a)                            296,600        5,694,720
==========================================================================
                                                                42,981,618
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.30%

CB Richard Ellis Group, Inc.-Class A(a)           540,400       13,996,360
==========================================================================

REGIONAL BANKS-1.08%

Zions Bancorp                                     175,200       11,592,984
==========================================================================

RESTAURANTS-0.86%

Ruby Tuesday, Inc.(b)                             372,400        9,198,280
==========================================================================

SEMICONDUCTOR EQUIPMENT-2.73%

Cabot Microelectronics Corp.(a)(b)                212,200        7,645,566
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               247,700       11,277,781
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         402,000       10,415,820
==========================================================================
                                                                29,339,167
==========================================================================

SEMICONDUCTORS-2.07%

ATI Technologies Inc. (Canada)(a)                 322,100        5,813,905
--------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         185,100        5,006,955
--------------------------------------------------------------------------
Microchip Technology Inc.(b)                      374,762       11,336,551
==========================================================================
                                                                22,157,411
==========================================================================

SPECIALTY CHEMICALS-0.95%

Great Lakes Chemical Corp.                        397,300       10,178,826
==========================================================================

SPECIALTY STORES-1.03%

Advance Auto Parts, Inc.(a)                       281,200       11,000,544
==========================================================================

SYSTEMS SOFTWARE-1.24%

McAfee Inc.(a)                                    550,000       13,310,000
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-0.90%

CDW Corp.                                         156,100   $    9,682,883
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.08%

Radian Group Inc.(b)                              242,800       11,637,404
==========================================================================

TRUCKING-1.07%

Sirva Inc.(a)                                     477,300       11,455,200
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.04%

NII Holdings Inc.(a)(b)                           246,600       10,916,982
--------------------------------------------------------------------------
SpectraSite, Inc.(a)                              213,100       10,932,030
==========================================================================
                                                                21,849,012
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $800,639,901)                          1,048,763,518
==========================================================================


                        NUMBER
                          OF       EXERCISE   EXPIRATION
                       CONTRACTS    PRICE        DATE
OPTIONS
  PURCHASED-0.04%

PUTS-0.04%

Murphy Oil Corp.
  (Integrated Oil &
  Gas)                   1,295       $80        Nov-04            301,087
-------------------------------------------------------------------------
XTO Energy Inc. (Oil
  & Gas Exploration &
  Production)            4,391        30        Nov-04             76,843
=========================================================================
    Total Options Purchased (Cost $884,638)                       377,930
=========================================================================


                                                 SHARES
MONEY MARKET FUNDS-1.91%

Liquid Assets Portfolio-Institutional
  Class(f)                                     10,261,930       10,261,930
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    10,261,930       10,261,930
==========================================================================
    Total Money Market Funds (Cost $20,523,860)                 20,523,860
==========================================================================
TOTAL INVESTMENTS-99.68% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $822,048,399)                1,069,665,308
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-12.89%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  69,189,281       69,189,281
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  69,189,281       69,189,281
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $138,378,562)                                      138,378,562
==========================================================================
TOTAL INVESTMENTS-112.57% (Cost $960,426,961)                1,208,043,870
==========================================================================
OTHER ASSETS LESS LIABILITIES-(12.57%)                        (134,877,684)
==========================================================================
NET ASSETS-100.00%                                          $1,073,166,186
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at October 31, 2004 represented 0.75% of the Fund's Total Investments. See Note 1A.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at October 31, 2004 was $21,924,025, which represented 2.04% of the Fund's net assets.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at October 31, 2004 was $30,924,025, which represented 2.88% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $801,524,539)*                              $1,049,141,448
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $158,902,422)                            158,902,422
============================================================
    Total investments (cost $960,426,961)      1,208,043,870
============================================================
Receivables for:
  Investments sold                                23,158,959
------------------------------------------------------------
  Fund shares sold                                 1,040,163
------------------------------------------------------------
  Dividends                                          140,573
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                72,551
------------------------------------------------------------
Other assets                                          46,726
============================================================
    Total assets                               1,232,502,842
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           18,056,931
------------------------------------------------------------
  Fund shares reacquired                           1,569,825
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 117,451
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       138,378,562
------------------------------------------------------------
Accrued distribution fees                            630,739
------------------------------------------------------------
Accrued trustees' fees                                 2,277
------------------------------------------------------------
Accrued transfer agent fees                          387,654
------------------------------------------------------------
Accrued operating expenses                           193,217
============================================================
    Total liabilities                            159,336,656
============================================================
Net assets applicable to shares outstanding   $1,073,166,186
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  738,072,716
------------------------------------------------------------
Undistributed net investment income (loss)           (98,307)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                           87,611,149
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              247,580,628
============================================================
                                              $1,073,166,186
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  617,193,910
____________________________________________________________
============================================================
Class B                                       $  376,354,647
____________________________________________________________
============================================================
Class C                                       $   73,929,300
____________________________________________________________
============================================================
Class R                                       $    5,621,711
____________________________________________________________
============================================================
Institutional Class                           $       66,618
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           34,565,765
____________________________________________________________
============================================================
Class B                                           22,421,759
____________________________________________________________
============================================================
Class C                                            4,407,579
____________________________________________________________
============================================================
Class R                                              316,184
____________________________________________________________
============================================================
Institutional Class                                    3,674
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        17.86
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.86 divided by
      94.50%)                                 $        18.90
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        16.79
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        16.77
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        17.78
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        18.13
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $135,274,803 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $3,998)          $  9,123,366
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $316,380)*                            782,270
==========================================================================
    Total investment income                                      9,905,636
==========================================================================

EXPENSES:

Advisory fees                                                    7,018,923
--------------------------------------------------------------------------
Administrative services fees                                       282,196
--------------------------------------------------------------------------
Custodian fees                                                     120,476
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,031,361
--------------------------------------------------------------------------
  Class B                                                        3,967,972
--------------------------------------------------------------------------
  Class C                                                          729,633
--------------------------------------------------------------------------
  Class R                                                           14,320
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       3,027,243
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              54
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              32,363
--------------------------------------------------------------------------
Other                                                              650,014
==========================================================================
    Total expenses                                              17,874,555
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (125,412)
==========================================================================
    Net expenses                                                17,749,143
==========================================================================
Net investment income (loss)                                    (7,843,507)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from investment securities                    92,544,722
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          9,292,934
--------------------------------------------------------------------------
  Foreign currencies                                               (36,281)
==========================================================================
                                                                 9,256,653
==========================================================================
Net gain from investment securities and foreign currencies     101,801,375
==========================================================================
Net increase in net assets resulting from operations          $ 93,957,868
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (7,843,507)   $   (7,651,741)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                               92,544,722        64,445,148
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investments
    securities and foreign currencies                              9,256,653       180,427,376
==============================================================================================
    Net increase in net assets resulting from operations          93,957,868       237,220,783
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (13,528,020)               --
----------------------------------------------------------------------------------------------
  Class B                                                        (10,257,718)               --
----------------------------------------------------------------------------------------------
  Class C                                                         (1,789,455)               --
----------------------------------------------------------------------------------------------
  Class R                                                            (30,198)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                   (242)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (25,605,633)               --
==============================================================================================
Share transactions-net:
  Class A                                                         31,588,830       (40,295,276)
----------------------------------------------------------------------------------------------
  Class B                                                        (40,086,908)      (45,852,897)
----------------------------------------------------------------------------------------------
  Class C                                                          1,351,823        (3,420,452)
----------------------------------------------------------------------------------------------
  Class R                                                          4,312,014           902,244
----------------------------------------------------------------------------------------------
  Institutional Class                                                 55,370                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           (2,778,871)      (88,666,381)
==============================================================================================
    Net increase in net assets                                    65,573,364       148,554,402
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,007,592,822       859,038,420
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(98,307) and $(85,597), respectively)          $1,073,166,186    $1,007,592,822
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $8,699.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $96,092 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $282,196 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $3,027,243 for Class A, Class B, Class C and Class R shares and $14 for Institutional Class shares after AISI reimbursed fees for the Institutional Class shares of $40. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $2,031,361, $3,967,972, $729,633 and $14,320, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended October 31, 2004, AIM Distributors advised the Fund that it retained $171,202 in front-end sales commissions from the sale of Class A shares and $519, $25,762, $5,602 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $16,395,571     $221,684,483    $(227,818,124)     $      --       $10,261,930     $235,656     $      --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           16,395,571      221,684,483     (227,818,124)            --        10,261,930     230,234             --
===========================================================================================================================
  Subtotal       $32,791,142     $443,368,966    $(455,636,248)     $      --       $20,523,860     $465,890     $      --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $77,943,886     $210,017,597    $(218,772,202)     $      --       $69,189,281     $158,802     $      --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           77,943,886      210,017,597     (218,772,202)            --        69,189,281     157,578             --
===========================================================================================================================
  Subtotal       $155,887,772    $420,035,194    $(437,544,404)     $      --       $138,378,562    $316,380     $      --
===========================================================================================================================
  Total          $188,678,914    $863,404,160    $(893,180,652)     $      --       $158,902,422    $782,270     $      --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $27,195,023 and $10,946,219, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $16,199 and credits in custodian fees of $4,382 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $20,581.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $7,855 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $135,274,803 were on loan to brokers. The loans were secured by cash collateral of $138,378,562 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $316,380 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from long-term capital gain                $25,605,633    $      --
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed long-term gain                                  $   88,000,687
----------------------------------------------------------------------------
Unrealized appreciation -- investments                           247,191,090
----------------------------------------------------------------------------
Temporary book/tax differences                                       (98,307)
----------------------------------------------------------------------------
Shares of beneficial interest                                    738,072,716
============================================================================
Total net assets                                              $1,073,166,186
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses on certain straddles. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(36,281).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $748,265,373 and $776,755,843, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $260,704,530
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (13,477,159)
==============================================================================
Net unrealized appreciation of investment securities             $247,227,371
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $960,816,499.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $7,830,797, undistributed net realized gain (loss) was decreased by $2,894,200 and shares of beneficial interest decreased by $4,936,597. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                         2004                            2003
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      6,956,116    $ 121,226,684      7,864,878    $ 109,808,336
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,589,525       42,660,392      2,057,426       27,535,873
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,128,395       18,630,607        834,828       11,240,012
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        275,328        4,806,109         74,458          986,707
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              3,080           55,129             --               --
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        727,483       12,170,787             --               --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        564,080        8,923,747             --               --
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         96,104        1,519,408             --               --
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                          1,810           30,198             --               --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 14              241             --               --
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        834,769       14,693,499        340,670        4,868,315
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (886,014)     (14,693,499)      (358,616)      (4,868,315)
=========================================================================================================================
Reacquired:
  Class A                                                     (6,701,600)    (116,502,140)   (11,106,766)    (154,971,927)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,698,851)     (76,977,548)    (5,230,794)     (68,520,455)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,149,534)     (18,798,192)    (1,117,790)     (14,660,464)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (30,395)        (524,293)        (5,766)         (84,463)
=========================================================================================================================
                                                                (289,690)   $  (2,778,871)    (6,647,472)   $ (88,666,381)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2004             2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.66         $  12.80       $  14.69       $  21.79    $  15.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)        (0.08)(a)      (0.04)(a)      (0.04)      (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.70             3.94          (1.85)         (4.27)       6.68
=================================================================================================================================
    Total from investment operations                              1.62             3.86          (1.89)         (4.31)       6.55
=================================================================================================================================
Less distributions from net realized gains                       (0.42)              --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                                $  17.86         $  16.66       $  12.80       $  14.69    $  21.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   9.87%           30.16%        (12.87)%       (21.76)%     42.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $617,194         $545,691       $456,268       $576,660    $759,838
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.40%(c)(d)      1.53%          1.38%          1.33%       1.28%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.46)%(c)       (0.56)%        (0.29)%        (0.21)%     (0.60)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             74%             101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $580,388,749.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.41%.

                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2004             2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.79         $  12.21       $  14.10       $  21.16    $  14.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.18)(a)        (0.16)(a)      (0.14)(a)      (0.15)      (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.60             3.74          (1.75)         (4.12)       6.52
=================================================================================================================================
    Total from investment operations                              1.42             3.58          (1.89)         (4.27)       6.26
=================================================================================================================================
Less distributions from net realized gains                       (0.42)              --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                                $  16.79         $  15.79       $  12.21       $  14.10    $  21.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   9.13%           29.32%        (13.40)%       (22.29)%     42.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $376,355         $392,382       $346,456       $454,018    $617,576
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           2.05%(c)(d)      2.18%          2.03%          1.99%       1.99%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.11)%(c)       (1.21)%        (0.94)%        (0.87)%     (1.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             74%             101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $396,797,209.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                               2004            2003          2002          2001       2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.78         $ 12.20       $ 14.10       $ 21.15    $ 14.89
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.18)(a)       (0.16)(a)     (0.14)(a)     (0.14)     (0.25)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.59            3.74         (1.76)        (4.12)      6.51
============================================================================================================================
    Total from investment operations                             1.41            3.58         (1.90)        (4.26)      6.26
============================================================================================================================
Less distributions from net realized gains                      (0.42)             --            --         (2.79)        --
============================================================================================================================
Net asset value, end of period                                $ 16.77         $ 15.78       $ 12.20       $ 14.10    $ 21.15
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  9.07%          29.34%       (13.48)%      (22.24)%    42.04%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $73,929         $68,356       $56,298       $66,127    $82,982
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.05%(c)(d)     2.18%         2.03%         1.99%      1.99%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.11)%(c)      (1.21)%       (0.94)%       (0.87)%    (1.30)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            74%            101%          120%          130%       101%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $72,963,303.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.

                                                                               CLASS R
                                                              -----------------------------------------
                                                                                          JUNE 3, 2002
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2004           2003            2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $16.62         $12.79          $ 16.62
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)      (0.10)(a)        (0.03)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.68           3.93            (3.80)
=======================================================================================================
    Total from investment operations                            1.58           3.83            (3.83)
=======================================================================================================
Less distributions from net realized gains                     (0.42)            --               --
=======================================================================================================
Net asset value, end of period                                $17.78         $16.62          $ 12.79
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                 9.65%         29.95%          (23.05)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,622         $1,154          $    10
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                         1.55%(c)(d)    1.68%            1.54%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets    (0.61)%(c)     (0.71)%          (0.44)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                        74%           101%             120%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,864,084.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.56%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                                        MARCH 15, 2002
                                                                  YEAR ENDED             (DATE SALES
                                                                  OCTOBER 31,           COMMENCED) TO
                                                              -------------------        OCTOBER 31,
                                                               2004         2003             2002
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $16.83       $12.84          $ 17.25
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.01(a)      0.01(a)          0.02(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.71         3.98            (4.43)
======================================================================================================
    Total from investment operations                            1.72         3.99            (4.41)
======================================================================================================
Less distributions from net realized gains                     (0.42)          --               --
======================================================================================================
Net asset value, end of period                                $18.13       $16.83          $ 12.84
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                10.38%       31.08%          (25.57)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   67       $   10          $     7
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets
  With fee waivers and/or expense reimbursements                0.86%(c)     0.87%            0.84%(d)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.15%(c)     1.25%            0.99%(d)
======================================================================================================
Ratio of net investment income to average net assets            0.08%(c)     0.10%            0.25%(d)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(e)                                        74%         101%             120%
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,384.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Charter Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Charter Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.34%

AEROSPACE & DEFENSE-1.26%

Northrop Grumman Corp.                            700,000   $   36,225,000
==========================================================================

BREWERS-1.48%

Heineken N.V. (Netherlands)(a)(b)               1,347,106       42,595,608
==========================================================================

BUILDING PRODUCTS-1.40%

Masco Corp.                                     1,174,500       40,238,370
==========================================================================

COMMUNICATIONS EQUIPMENT-1.03%

Nokia Oyj-ADR (Finland)                         1,924,100       29,669,622
==========================================================================

COMPUTER HARDWARE-1.59%

International Business Machines Corp.             510,000       45,772,500
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.36%

First Data Corp.                                  945,000       39,009,600
==========================================================================

DEPARTMENT STORES-1.91%

Kohl's Corp.(c)                                 1,081,700       54,907,092
==========================================================================

DIVERSIFIED BANKS-2.53%

Bank of America Corp.                           1,011,000       45,282,690
--------------------------------------------------------------------------
Wachovia Corp.                                    554,850       27,304,168
==========================================================================
                                                                72,586,858
==========================================================================

DIVERSIFIED CHEMICALS-1.19%

Dow Chemical Co. (The)                            758,000       34,064,520
==========================================================================

ELECTRIC UTILITIES-1.23%

FPL Group, Inc.                                   511,200       35,221,680
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.17%

Emerson Electric Co.                              525,000       33,626,250
==========================================================================

ENVIRONMENTAL SERVICES-1.99%

Waste Management, Inc.                          2,006,500       57,145,120
==========================================================================

FOOD RETAIL-2.91%

Kroger Co. (The)(c)                             3,460,000       52,280,600
--------------------------------------------------------------------------
Safeway Inc.(c)                                 1,720,000       31,372,800
==========================================================================
                                                                83,653,400
==========================================================================

HOUSEHOLD PRODUCTS-1.07%

Kimberly-Clark Corp.                              513,000       30,610,710
==========================================================================

HOUSEWARES & SPECIALTIES-1.05%

Newell Rubbermaid Inc.                          1,400,000       30,184,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-0.94%

Wal-Mart Stores, Inc.                             500,000       26,960,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES-4.26%

General Electric Co.                            1,434,500   $   48,945,140
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               2,360,000       73,514,000
==========================================================================
                                                               122,459,140
==========================================================================

INDUSTRIAL MACHINERY-2.48%

Dover Corp.                                     1,040,800       40,872,216
--------------------------------------------------------------------------
Illinois Tool Works Inc.                          329,500       30,406,260
==========================================================================
                                                                71,278,476
==========================================================================

INTEGRATED OIL & GAS-7.03%

Amerada Hess Corp.                                290,500       23,446,255
--------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                     1,015,000       59,123,750
--------------------------------------------------------------------------
ChevronTexaco Corp.                               467,000       24,779,020
--------------------------------------------------------------------------
ConocoPhillips                                    305,300       25,739,843
--------------------------------------------------------------------------
Exxon Mobil Corp.                                 892,700       43,938,694
--------------------------------------------------------------------------
Murphy Oil Corp.                                  310,900       24,878,218
==========================================================================
                                                               201,905,780
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.34%

ALLTEL Corp.                                      700,000       38,451,000
==========================================================================

INTERNET RETAIL-0.80%

IAC/InterActiveCorp.(a)(c)                      1,070,000       23,133,400
==========================================================================

INVESTMENT BANKING & BROKERAGE-1.04%

Morgan Stanley                                    582,250       29,747,152
==========================================================================

IT CONSULTING & OTHER SERVICES-1.01%

Accenture Ltd.-Class A (Bermuda)(c)             1,200,000       29,052,000
==========================================================================

LIFE & HEALTH INSURANCE-1.16%

Prudential Financial, Inc.                        716,200       33,281,814
==========================================================================

OFFICE ELECTRONICS-1.62%

Xerox Corp.(c)                                  3,156,300       46,618,551
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.14%

Baker Hughes Inc.                                 763,000       32,679,290
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.29%

Citigroup Inc.                                    670,000       29,727,900
--------------------------------------------------------------------------
Principal Financial Group, Inc.                   955,000       36,060,800
==========================================================================
                                                                65,788,700
==========================================================================

PACKAGED FOODS & MEATS-8.23%

Campbell Soup Co.                               2,107,000       56,551,880
--------------------------------------------------------------------------
General Mills, Inc.                             1,880,000       83,190,000
--------------------------------------------------------------------------
Kraft Foods Inc.-Class A                        1,600,000       53,296,000
--------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
PACKAGED FOODS & MEATS-(CONTINUED)

Sara Lee Corp.                                  1,865,000   $   43,417,200
==========================================================================
                                                               236,455,080
==========================================================================

PAPER PRODUCTS-1.44%

Georgia-Pacific Corp.                           1,200,000       41,508,000
==========================================================================

PHARMACEUTICALS-12.68%

Bristol-Myers Squibb Co.                        1,635,000       38,308,050
--------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)        1,430,000       60,632,000
--------------------------------------------------------------------------
Johnson & Johnson                                 495,000       28,898,100
--------------------------------------------------------------------------
Merck & Co. Inc.                                2,420,000       75,770,200
--------------------------------------------------------------------------
Pfizer Inc.                                     2,395,000       69,335,250
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                      1,168,000       30,368,000
--------------------------------------------------------------------------
Wyeth                                           1,540,000       61,061,000
==========================================================================
                                                               364,372,600
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.97%

ACE Ltd. (Cayman Islands)                         750,000       28,545,000
--------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               828,122       28,123,023
==========================================================================
                                                                56,668,023
==========================================================================

PUBLISHING-3.71%

Gannett Co., Inc.                                 450,000       37,327,500
--------------------------------------------------------------------------
New York Times Co. (The)-Class A(a)               952,900       38,163,645
--------------------------------------------------------------------------
Tribune Co.                                       720,000       31,104,000
==========================================================================
                                                               106,595,145
==========================================================================

RAILROADS-2.76%

Norfolk Southern Corp.                          1,334,000       45,289,300
--------------------------------------------------------------------------
Union Pacific Corp.                               538,000       33,877,860
==========================================================================
                                                                79,167,160
==========================================================================

REGIONAL BANKS-1.87%

BB&T Corp.                                        709,300       29,159,323
--------------------------------------------------------------------------
SunTrust Banks, Inc.                              351,150       24,713,937
==========================================================================
                                                                53,873,260
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


SEMICONDUCTORS-5.07%

Analog Devices, Inc.                              855,000   $   34,422,300
--------------------------------------------------------------------------
Intel Corp.                                     1,889,500       42,060,270
--------------------------------------------------------------------------
National Semiconductor Corp.(c)                 2,139,000       35,721,300
--------------------------------------------------------------------------
Xilinx, Inc.                                    1,097,000       33,568,200
==========================================================================
                                                               145,772,070
==========================================================================

SOFT DRINKS-0.99%

Coca-Cola Co. (The)                               700,000       28,462,000
==========================================================================

SYSTEMS SOFTWARE-5.23%

Computer Associates International, Inc.         2,099,000       58,163,290
--------------------------------------------------------------------------
Microsoft Corp.                                 3,287,000       92,003,130
==========================================================================
                                                               150,166,420
==========================================================================

THRIFTS & MORTGAGE FINANCE-2.11%

Washington Mutual, Inc.                         1,564,560       60,564,118
==========================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $2,396,059,963)                                  2,710,469,509
==========================================================================

MONEY MARKET FUNDS-5.78%

Liquid Assets Portfolio-Institutional
  Class(d)                                     83,058,993       83,058,993
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    83,058,993       83,058,993
==========================================================================
    Total Money Market Funds (Cost
      $166,117,986)                                            166,117,986
==========================================================================
TOTAL INVESTMENTS-100.12% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,562,177,949)                                            2,876,587,495
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.95%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  27,336,279       27,336,279
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $27,336,279)                                        27,336,279
==========================================================================
TOTAL INVESTMENTS-101.07% (Cost $2,589,514,228)              2,903,923,774
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.07%)                          (30,677,348)
==========================================================================
NET ASSETS-100.00%                                          $2,873,246,426
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for security lending transactions as of October 31, 2004.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at October 31, 2004 represented 1.47% of the Fund's Total Investments. See Note 1A.
(c) Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $2,396,059,963)*                            $2,710,469,509
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $193,454,265)                            193,454,265
============================================================
  Total investments (cost $2,589,514,228)      2,903,923,774
------------------------------------------------------------
Receivables for:
  Investments sold                                    91,749
------------------------------------------------------------
  Fund shares sold                                   677,874
------------------------------------------------------------
  Dividends                                        3,441,529
------------------------------------------------------------
  Investments matured (Note 10)                    2,616,170
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               225,690
------------------------------------------------------------
Other assets                                          61,803
============================================================
  Total assets                                 2,911,038,589
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                           7,281,636
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                444,079
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       27,336,279
------------------------------------------------------------
Accrued distribution fees                          1,338,545
------------------------------------------------------------
Accrued trustees' fees                                 4,421
------------------------------------------------------------
Accrued transfer agent fees                        1,070,958
------------------------------------------------------------
Accrued operating expenses                           316,245
============================================================
     Total liabilities                            37,792,163
============================================================
Net assets applicable to shares outstanding   $2,873,246,426
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,220,676,279
------------------------------------------------------------
Undistributed net investment income                5,696,221
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (667,535,620)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     314,409,546
============================================================
                                              $2,873,246,426
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,843,623,034
____________________________________________________________
============================================================
Class B                                       $  885,499,723
____________________________________________________________
============================================================
Class C                                       $  138,305,296
____________________________________________________________
============================================================
Class R                                       $    2,533,768
____________________________________________________________
============================================================
Institutional Class                           $    3,284,605
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          151,588,810
____________________________________________________________
============================================================
Class B                                           76,298,853
____________________________________________________________
============================================================
Class C                                           11,883,687
____________________________________________________________
============================================================
Class R                                              209,486
____________________________________________________________
============================================================
Institutional Class                                  262,233
____________________________________________________________
============================================================
Class A :
  Net asset value per share                   $        12.16
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.16 divided by
       94.50%)                                $        12.87
____________________________________________________________
============================================================
Class B :
  Net asset value and offering price per
     share                                    $        11.61
____________________________________________________________
============================================================
Class C :
  Net asset value and offering price per
     share                                    $        11.64
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        12.10
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        12.53
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $26,097,344 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $182,690)        $ 55,078,131
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $25,015)*                           2,075,348
--------------------------------------------------------------------------
Interest                                                               956
==========================================================================
    Total investment income                                     57,154,435
==========================================================================

EXPENSES:

Advisory fees                                                   20,136,790
--------------------------------------------------------------------------
Administrative services fees                                       585,397
--------------------------------------------------------------------------
Custodian fees                                                     243,906
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        5,883,153
--------------------------------------------------------------------------
  Class B                                                       10,549,491
--------------------------------------------------------------------------
  Class C                                                        1,572,686
--------------------------------------------------------------------------
  Class R                                                           11,195
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       8,357,015
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           1,847
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              73,380
--------------------------------------------------------------------------
Other                                                            1,564,364
==========================================================================
    Total expenses                                              48,979,224
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
      arrangements                                                (360,129)
==========================================================================
    Net expenses                                                48,619,095
==========================================================================
Net investment income                                            8,535,340
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        284,896,878
--------------------------------------------------------------------------
  Foreign currencies                                                47,518
==========================================================================
                                                               284,944,396
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                           (662,843)
==========================================================================
Net gain from investment securities and foreign currencies     284,281,553
==========================================================================
Net increase in net assets resulting from operations          $292,816,893
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    8,535,340    $    3,496,816
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           284,944,396      (177,091,373)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                    (662,843)      649,909,999
==============================================================================================
    Net increase in net assets resulting from operations         292,816,893       476,315,442
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (4,234,798)               --
----------------------------------------------------------------------------------------------
  Class R                                                             (2,682)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                (14,410)               --
==============================================================================================
  Decrease in net assets resulting from distributions             (4,251,890)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (343,025,821)     (380,938,708)
----------------------------------------------------------------------------------------------
  Class B                                                       (360,933,716)     (215,082,650)
----------------------------------------------------------------------------------------------
  Class C                                                        (39,355,393)      (29,277,194)
----------------------------------------------------------------------------------------------
  Class R                                                            642,358         1,521,693
----------------------------------------------------------------------------------------------
  Institutional Class                                              1,074,851           339,875
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (741,597,721)     (623,436,984)
==============================================================================================
    Net increase (decrease) in net assets                       (453,032,718)     (147,121,542)
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,326,279,144     3,473,400,686
==============================================================================================
  End of year (including undistributed net investment income
    of $5,696,221 and $1,365,253, respectively)               $2,873,246,426    $3,326,279,144
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $44,820. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $267,010 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $585,397 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $8,357,015 for Class A, Class B, Class C and Class R shares and $1,847 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $5,883,153, $10,549,491, $1,572,686 and $11,195, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $234,197 in front-end sales commissions from the sale of Class A shares and $3,448, $59,959, $6,679 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 98,974,452      $487,207,080     $  (503,122,539)       $   --        $ 83,058,993     $1,032,599      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            98,974,452       487,207,080        (503,122,539)           --          83,058,993      1,017,734          --
===================================================================================================================================
  Subtotal       $197,948,904      $974,414,160     $(1,006,245,078)       $   --        $166,117,986     $2,050,333      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 22,552,000     $  341,863,851    $  (364,415,851)       $   --        $         --     $   21,732      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                    --         46,453,174        (19,116,895)           --          27,336,279          3,283          --
===================================================================================================================================
  Subtotal       $ 22,552,000     $  388,317,025    $  (383,532,746)       $   --        $ 27,336,279     $   25,015      $   --
===================================================================================================================================
  Total          $220,500,904     $1,362,731,185    $(1,389,777,824)       $   --        $193,454,265     $2,075,348      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $43,476,128 and $115,762,500, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $48,299, which resulted in a reduction of the Fund's total expenses of $48,299.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $15,947 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $26,097,344 were on loan to brokers. The loans were secured by cash collateral of $27,336,279 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $25,015 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                 2004        2003
----------------------------------------------------------------------------------
Distributions paid from ordinary income                       $4,251,890    $   --
__________________________________________________________________________________
==================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    8,592,013
----------------------------------------------------------------------------
Unrealized appreciation -- investments                           264,884,884
----------------------------------------------------------------------------
Temporary book/tax difference                                       (394,478)
----------------------------------------------------------------------------
Capital loss carryforward                                       (620,512,272)
----------------------------------------------------------------------------
Shares of beneficial interest                                  3,220,676,279
============================================================================
Total net assets                                              $2,873,246,426
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the treatment of defaulted bonds.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $282,887,750 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $488,443,372
-----------------------------------------------------------------------------
October 31, 2011                                                 132,068,900
=============================================================================
Total capital loss carryforward                                 $620,512,272
_____________________________________________________________________________
=============================================================================
* Capital loss carryforward as of the date listed above is
  reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $1,066,339,251 and $1,695,085,970, respectively.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $60,700,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00% which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 376,858,000
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (111,973,116)
===============================================================================
Net unrealized appreciation of investment securities             $ 264,884,884
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $2,639,038,890.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, on October 31, 2004, undistributed net investment income was increased by $47,518 and undistributed net realized gain (loss) was decreased by $47,518. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,951,437    $  94,832,462     16,680,459    $ 167,057,570
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,877,677       44,222,154      8,128,480       78,572,729
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,217,568       13,934,813      2,035,003       19,657,080
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          95,004        1,120,376        182,932        1,841,485
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             515,765        6,344,104         53,551          570,090
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         345,517        3,966,625             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                             234            2,681             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 714            8,400             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      12,968,092      155,893,419      3,640,846       37,843,518
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (13,548,346)    (155,893,419)    (3,789,510)     (37,843,518)
==========================================================================================================================
Reacquired:
  Class A                                                     (50,261,476)    (597,718,327)   (58,788,618)    (585,839,796)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (21,841,949)    (249,262,451)   (26,845,101)    (255,811,861)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,652,957)     (53,290,206)    (5,102,475)     (48,934,274)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (40,399)        (480,699)       (29,999)        (319,792)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (434,182)      (5,277,653)       (22,226)        (230,215)
==========================================================================================================================
                                                              (63,807,301)   $(741,597,721)   (63,856,658)   $(623,436,984)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13.20% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell the Fund Shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                              2004             2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    11.12       $     9.57    $    10.46    $    18.07    $    17.16
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.06(a)          0.04(a)       0.01(b)      (0.03)        (0.04)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.00             1.51         (0.90)        (6.70)         2.30
=================================================================================================================================
    Total from investment operations                             1.06             1.55         (0.89)        (6.73)         2.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.02)              --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --               --            --         (0.88)        (1.35)
=================================================================================================================================
    Total distributions                                         (0.02)              --            --         (0.88)        (1.35)
=================================================================================================================================
Net asset value, end of period                             $    12.16       $    11.12    $     9.57    $    10.46    $    18.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  9.58%           16.20%        (8.51)%      (38.75)%       13.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $1,843,623       $2,008,702    $2,096,866    $3,159,304    $5,801,869
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.26%(d)         1.30%         1.22%         1.16%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.27%(d)         1.30%         1.22%         1.17%         1.08%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         0.54%(d)         0.39%         0.09%(b)      (0.24)%      (0.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            36%              28%          103%           78%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,961,051,091.

                                                                                           CLASS B
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                              2004              2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  10.67         $     9.24    $    10.18    $    17.72    $    16.97
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.02)(a)          (0.03)(a)      (0.08)(b)      (0.13)      (0.17)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.96               1.46         (0.86)        (6.53)         2.27
=================================================================================================================================
    Total from investment operations                           0.94               1.43         (0.94)        (6.66)         2.10
=================================================================================================================================
Less distributions from net realized gains                       --                 --            --         (0.88)        (1.35)
=================================================================================================================================
Net asset value, end of period                             $  11.61         $    10.67    $     9.24    $    10.18    $    17.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                8.81%             15.48%        (9.23)%      (39.14)%       12.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $885,500         $1,149,943    $1,204,617    $1,719,470    $3,088,611
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.96%(d)           2.00%         1.92%         1.86%         1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.97%(d)           2.00%         1.92%         1.87%         1.82%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.16%)(d)         (0.31)%       (0.61%)(b)      (0.94)%      (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          36%                28%          103%           78%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,054,949,073.

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.70       $   9.27    $  10.21    $  17.77    $  17.01
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)      (0.03)(a)    (0.08)(b)    (0.13)    (0.17)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.96           1.46       (0.86)      (6.55)       2.28
=========================================================================================================================
    Total from investment operations                              0.94           1.43       (0.94)      (6.68)       2.11
=========================================================================================================================
Less distributions from net realized gains                          --             --          --       (0.88)      (1.35)
=========================================================================================================================
Net asset value, end of period                                $  11.64       $  10.70    $   9.27    $  10.21    $  17.77
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   8.79%         15.43%      (9.21)%    (39.14)%     12.78%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $138,305       $163,859    $170,444    $248,533    $412,872
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.96%(d)       2.00%       1.92%       1.86%       1.80%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.97%(d)       2.00%       1.92%       1.87%       1.82%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.16)%(d)     (0.31)%     (0.61)%(b)    (0.94)%    (0.94)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             36%            28%        103%         78%         80%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $157,268,602.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.08         $ 9.56       $ 10.94
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.04(a)        0.02(a)       0.00
====================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.00           1.50         (1.38)
====================================================================================================
    Total from investment operations                            1.04           1.52         (1.38)
====================================================================================================
Less dividends from net investment income                      (0.02)            --            --
====================================================================================================
Net asset value, end of period                                $12.10         $11.08       $  9.56
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 9.35%         15.90%       (12.61)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,534         $1,714       $    16
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.46%(c)(d)    1.50%         1.42%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets     0.34%(c)       0.19%        (0.11)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                        36%            28%          103%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,239,072.
(d) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements ratio of expenses to average net assets was 1.47%
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                INSTITUTIONAL
                                                              --------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------
                                                               2004         2003      2002      2001       2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.45       $ 9.80    $10.67    $ 18.33    $17.33
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.13(a)      0.09(a)   0.06(b)    0.04      0.52
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.03         1.56     (0.93)     (6.82)     1.83
================================================================================================================
    Total from investment operations                            1.16         1.65     (0.87)     (6.78)     2.35
================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.08)          --        --         --        --
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           --        --      (0.88)    (1.35)
================================================================================================================
    Total distributions                                        (0.08)          --        --      (0.88)    (1.35)
================================================================================================================
Net asset value, end of period                                $12.53       $11.45    $ 9.80    $ 10.67    $18.33
________________________________________________________________________________________________________________
================================================================================================================
Total return(c)                                                10.21%       16.84%    (8.15)%   (38.46)%   14.02%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $3,285       $2,061    $1,457    $ 1,648    $3,234
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.74%(d)     0.79%     0.79%      0.68%     0.66%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.75%(d)     0.79%     0.83%      0.69%     0.68%
================================================================================================================
Ratio of net investment income to average net assets            1.06%(d)     0.90%     0.52%(b)    0.25%    0.20%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                           36%          28%      103%        78%       80%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions.
(d)  Ratios are based on average daily net assets of $4,378,524.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Constellation Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Constellation Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.49%

ADVERTISING-1.02%

Lamar Advertising Co.-Class A(a)(b)              1,609,800   $   66,677,916
===========================================================================

AEROSPACE & DEFENSE-0.64%

Honeywell International Inc.                     1,250,000       42,100,000
===========================================================================

AIR FREIGHT & LOGISTICS-1.13%

Expeditors International of Washington,
  Inc.(b)                                          500,000       28,550,000
---------------------------------------------------------------------------
FedEx Corp.(b)                                     500,000       45,560,000
===========================================================================
                                                                 74,110,000
===========================================================================

AIRLINES-0.53%

Southwest Airlines Co.(b)                        2,193,800       34,596,226
===========================================================================

APPAREL RETAIL-0.37%

TJX Cos., Inc. (The)                             1,000,000       23,980,000
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.71%

Coach, Inc.(a)                                   1,000,000       46,630,000
===========================================================================

APPLICATION SOFTWARE-1.08%

Autodesk, Inc.(b)                                1,350,000       71,212,500
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.22%

Investors Financial Services Corp.(b)              380,000       14,626,200
===========================================================================

BIOTECHNOLOGY-1.98%

Amgen Inc.(a)                                      744,700       42,298,960
---------------------------------------------------------------------------
Biogen Idec Inc.(a)(b)                             600,000       34,896,000
---------------------------------------------------------------------------
Gilead Sciences, Inc.(a)(b)                      1,527,600       52,900,788
===========================================================================
                                                                130,095,748
===========================================================================

BROADCASTING & CABLE TV-1.99%

Clear Channel Communications, Inc.(b)            2,112,800       70,567,520
---------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)(b)      1,944,400       60,198,624
===========================================================================
                                                                130,766,144
===========================================================================

COMMUNICATIONS EQUIPMENT-6.27%

Avaya Inc.(a)(b)                                 1,500,000       21,600,000
---------------------------------------------------------------------------
Cisco Systems, Inc.(a)                           7,500,000      144,075,000
---------------------------------------------------------------------------
Comverse Technology, Inc.(a)(b)                  2,500,000       51,600,000
---------------------------------------------------------------------------
Corning Inc.(a)(b)                               2,200,000       25,190,000
---------------------------------------------------------------------------
Juniper Networks, Inc.(a)(b)                     2,000,000       53,220,000
---------------------------------------------------------------------------
Motorola, Inc.(b)                                1,473,900       25,439,514
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Nokia Oyi-ADR (Finland)(b)                       2,500,000   $   38,550,000
---------------------------------------------------------------------------
QUALCOMM Inc.                                    1,250,000       52,262,500
===========================================================================
                                                                411,937,014
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.68%

Best Buy Co., Inc.(b)                              750,000       44,415,000
===========================================================================

COMPUTER HARDWARE-2.80%

Apple Computer, Inc.(a)(b)                       1,000,000       52,530,000
---------------------------------------------------------------------------
Dell Inc.(a)(b)                                  3,750,000      131,475,000
===========================================================================
                                                                184,005,000
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.19%

Caterpillar Inc.(b)                                750,000       60,405,000
---------------------------------------------------------------------------
Deere & Co.                                      1,400,000       83,692,000
===========================================================================
                                                                144,097,000
===========================================================================

CONSUMER FINANCE-3.63%

American Express Co.(b)                          1,250,000       66,337,500
---------------------------------------------------------------------------
Capital One Financial Corp.(b)                     500,000       36,880,000
---------------------------------------------------------------------------
MBNA Corp.(b)                                    3,500,000       89,705,000
---------------------------------------------------------------------------
SLM Corp.(b)                                     1,000,000       45,260,000
===========================================================================
                                                                238,182,500
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.84%

Affiliated Computer Services, Inc.-Class
  A(a)(b)                                          500,000       27,275,000
---------------------------------------------------------------------------
Automatic Data Processing, Inc.                  1,000,000       43,390,000
---------------------------------------------------------------------------
Fiserv, Inc.(a)(b)                               2,250,000       79,965,000
---------------------------------------------------------------------------
Paychex, Inc.(b)                                 1,100,000       36,073,400
===========================================================================
                                                                186,703,400
===========================================================================

DEPARTMENT STORES-0.26%

J.C. Penney Co., Inc.(b)                           500,000       17,295,000
===========================================================================

DIVERSIFIED BANKS-0.68%

Bank of America Corp.(b)                         1,000,000       44,790,000
===========================================================================

DIVERSIFIED CHEMICALS-1.37%

Dow Chemical Co. (The)(b)                          650,000       29,211,000
---------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                     750,000       32,152,500
---------------------------------------------------------------------------
Eastman Chemical Co.(b)                            600,000       28,482,000
===========================================================================
                                                                 89,845,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES-1.00%

Apollo Group, Inc.-Class A(a)(b)                   500,000   $   33,000,000
---------------------------------------------------------------------------
Cintas Corp.                                       750,000       32,355,000
===========================================================================
                                                                 65,355,000
===========================================================================

DIVERSIFIED METALS & MINING-0.53%

Phelps Dodge Corp.(b)                              400,000       35,016,000
===========================================================================

DRUG RETAIL-0.55%

Walgreen Co.(b)                                  1,000,000       35,890,000
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.63%

Rockwell Automation, Inc.(b)                     1,000,000       41,690,000
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.59%

Agilent Technologies, Inc.(a)(b)                 1,550,000       38,843,000
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.36%

Molex Inc.                                         802,400       23,726,968
===========================================================================

EMPLOYMENT SERVICES-1.62%

Robert Half International Inc.                   4,000,000      106,120,000
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.46%

Monsanto Co.                                       700,000       29,925,000
===========================================================================

FOOD RETAIL-0.43%

Whole Foods Market, Inc.(b)                        350,000       28,500,500
===========================================================================

FOOTWEAR-0.43%

NIKE, Inc.-Class B                                 350,000       28,458,500
===========================================================================

GOLD-0.67%

Newmont Mining Corp.                               471,600       22,410,432
---------------------------------------------------------------------------
Placer Dome Inc. (Canada)                        1,003,900       21,332,875
===========================================================================
                                                                 43,743,307
===========================================================================

HEALTH CARE EQUIPMENT-6.78%

Bard (C.R.), Inc.                                  652,100       37,039,280
---------------------------------------------------------------------------
Becton, Dickinson & Co.                          1,034,200       54,295,500
---------------------------------------------------------------------------
Biomet, Inc.(b)                                  3,535,175      165,021,969
---------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)         566,500       32,494,440
---------------------------------------------------------------------------
Medtronic, Inc.(b)                                 815,700       41,690,427
---------------------------------------------------------------------------
St. Jude Medical, Inc.(a)(b)                       352,700       27,006,239
---------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)(b)                 834,400       33,501,160
---------------------------------------------------------------------------
Waters Corp.(a)(b)                                 410,200       16,937,158
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)(b)                        475,600       36,901,804
===========================================================================
                                                                444,887,977
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

HEALTH CARE SERVICES-1.11%

Caremark Rx, Inc.(a)(b)                          2,427,881   $   72,763,594
===========================================================================

HEALTH CARE SUPPLIES-0.73%

Alcon, Inc. (Switzerland)(b)                       677,400       48,230,880
===========================================================================

HOTELS, RESORTS & CRUISE LINES-1.48%

Carnival Corp. (Panama)(b)                         750,000       37,920,000
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)(b)          500,000       23,300,000
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(b)       750,000       35,797,500
===========================================================================
                                                                 97,017,500
===========================================================================

HOUSEHOLD PRODUCTS-0.72%

Procter & Gamble Co. (The)(b)                      918,800       47,024,184
===========================================================================

HYPERMARKETS & SUPER CENTERS-1.03%

Wal-Mart Stores, Inc.(b)                         1,250,000       67,400,000
===========================================================================

INDUSTRIAL CONGLOMERATES-1.72%

3M Co.(b)                                          290,000       22,495,300
---------------------------------------------------------------------------
General Electric Co.                             1,500,000       51,180,000
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)(b)             1,250,000       38,937,500
===========================================================================
                                                                112,612,800
===========================================================================

INDUSTRIAL GASES-0.87%

Air Products & Chemicals, Inc.                     600,000       31,908,000
---------------------------------------------------------------------------
Praxair, Inc.                                      600,000       25,320,000
===========================================================================
                                                                 57,228,000
===========================================================================

INDUSTRIAL MACHINERY-3.63%

Danaher Corp.(b)                                 1,000,000       55,130,000
---------------------------------------------------------------------------
Eaton Corp.(b)                                     500,000       31,975,000
---------------------------------------------------------------------------
Illinois Tool Works Inc.(b)                        363,300       33,525,324
---------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)             1,100,000       75,284,000
---------------------------------------------------------------------------
Parker Hannifin Corp.(b)                           600,000       42,378,000
===========================================================================
                                                                238,292,324
===========================================================================

INTEGRATED OIL & GAS-1.37%

ChevronTexaco Corp.                                307,000       16,289,420
---------------------------------------------------------------------------
Exxon Mobil Corp.                                1,500,000       73,830,000
===========================================================================
                                                                 90,119,420
===========================================================================

INTERNET RETAIL-1.19%

eBay Inc.(a)(b)                                    800,000       78,088,000
===========================================================================

INTERNET SOFTWARE & SERVICES-2.52%

Google Inc.-Class A(a)(b)                          250,413       47,755,011
---------------------------------------------------------------------------
Yahoo! Inc.(a)(b)                                3,250,000      117,617,500
===========================================================================
                                                                165,372,511
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-0.37%

Goldman Sachs Group, Inc. (The)(b)                 250,000   $   24,595,000
===========================================================================

IT CONSULTING & OTHER SERVICES-0.37%

Accenture Ltd.-Class A (Bermuda)(a)(b)           1,000,000       24,210,000
===========================================================================

LIFE & HEALTH INSURANCE-0.40%

AFLAC Inc.(b)                                      725,450       26,029,146
===========================================================================

MANAGED HEALTH CARE-1.34%

Aetna Inc.(b)                                      346,500       32,917,500
---------------------------------------------------------------------------
UnitedHealth Group Inc.(b)                         463,100       33,528,440
---------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                  222,300       21,709,818
===========================================================================
                                                                 88,155,758
===========================================================================

MOTORCYCLE MANUFACTURERS-0.31%

Harley-Davidson, Inc.(b)                           350,000       20,149,500
===========================================================================

MOVIES & ENTERTAINMENT-1.08%

DreamWorks Animation SKG, Inc.-Class A(a)          117,200        4,576,660
---------------------------------------------------------------------------
Viacom Inc.-Class B(b)                           1,811,464       66,100,321
===========================================================================
                                                                 70,676,981
===========================================================================

MULTI-LINE INSURANCE-0.89%

American International Group, Inc.(b)              500,000       30,355,000
---------------------------------------------------------------------------
Genworth Financial Inc.-Class A(b)               1,180,000       28,154,800
===========================================================================
                                                                 58,509,800
===========================================================================

OIL & GAS DRILLING-0.57%

ENSCO International Inc.(b)                      1,219,000       37,240,450
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.45%

BJ Services Co.(b)                                 869,600       44,349,600
---------------------------------------------------------------------------
Halliburton Co.(b)                                 500,000       18,520,000
---------------------------------------------------------------------------
Weatherford International Ltd.
  (Bermuda)(a)(b)                                  625,000       32,662,500
===========================================================================
                                                                 95,532,100
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.58%

Apache Corp.(b)                                    500,000       25,350,000
---------------------------------------------------------------------------
Devon Energy Corp.                                 700,000       51,779,000
---------------------------------------------------------------------------
XTO Energy, Inc.(b)                                800,000       26,704,000
===========================================================================
                                                                103,833,000
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.44%

Valero Energy Corp.(b)                             670,000       28,789,900
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.17%

Citigroup Inc.(b)                                1,906,900       84,609,153
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

JPMorgan Chase & Co.(b)                          1,500,000   $   57,900,000
===========================================================================
                                                                142,509,153
===========================================================================

PACKAGED FOODS & MEATS-0.89%

Hershey Foods Corp.(b)                             500,000       25,345,000
---------------------------------------------------------------------------
Kellogg Co.                                        765,900       32,933,700
===========================================================================
                                                                 58,278,700
===========================================================================

PERSONAL PRODUCTS-1.02%

Avon Products, Inc.                                600,000       23,730,000
---------------------------------------------------------------------------
Gillette Co. (The)(b)                            1,042,000       43,222,160
===========================================================================
                                                                 66,952,160
===========================================================================

PHARMACEUTICALS-5.68%

Johnson & Johnson                                1,696,100       99,018,318
---------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)          1,333,500       54,233,445
---------------------------------------------------------------------------
Pfizer Inc.                                      4,250,000      123,037,500
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)(b)                                    3,709,700       96,452,200
===========================================================================
                                                                372,741,463
===========================================================================

PUBLISHING-0.50%

Gannett Co., Inc.(b)                               398,400       33,047,280
===========================================================================

REGIONAL BANKS-0.45%

Commerce Bancorp, Inc.(b)                          500,000       29,620,000
===========================================================================

RESTAURANTS-0.44%

McDonald's Corp.(b)                              1,000,000       29,150,000
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.74%

Applied Materials, Inc.(a)(b)                    1,583,600       25,495,960
---------------------------------------------------------------------------
KLA-Tencor Corp.(a)(b)                             500,000       22,765,000
===========================================================================
                                                                 48,260,960
===========================================================================

SEMICONDUCTORS-6.21%

Analog Devices, Inc.(b)                          2,250,000       90,585,000
---------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A(a)(b)       3,000,000       46,620,000
---------------------------------------------------------------------------
Linear Technology Corp.                          1,600,000       60,608,000
---------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)(b)      750,000       21,427,500
---------------------------------------------------------------------------
Maxim Integrated Products, Inc.(b)                 806,985       35,499,270
---------------------------------------------------------------------------
Microchip Technology Inc.                        5,068,952      153,335,798
===========================================================================
                                                                408,075,568
===========================================================================

SPECIALTY CHEMICALS-0.80%

Ecolab Inc.(b)                                     800,000       27,080,000
---------------------------------------------------------------------------
Rohm & Haas Co.(b)                                 600,000       25,434,000
===========================================================================
                                                                 52,514,000
===========================================================================

SPECIALTY STORES-3.36%

Bed Bath & Beyond Inc.(a)(b)                     2,000,000       81,580,000
---------------------------------------------------------------------------
Staples, Inc.(b)                                 3,500,000      104,090,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Williams-Sonoma, Inc.(a)(b)                        917,800   $   35,032,426
===========================================================================
                                                                220,702,426
===========================================================================

STEEL-0.75%

Nucor Corp.(b)                                     600,000       25,338,000
---------------------------------------------------------------------------
United States Steel Corp.(b)                       651,000       23,904,720
===========================================================================
                                                                 49,242,720
===========================================================================

SYSTEMS SOFTWARE-5.04%

Adobe Systems Inc.(b)                              600,000       33,618,000
---------------------------------------------------------------------------
Microsoft Corp.                                  6,000,000      167,940,000
---------------------------------------------------------------------------
Oracle Corp.(a)                                  4,438,800       56,195,208
---------------------------------------------------------------------------
Symantec Corp.(a)(b)                               800,000       45,552,000
---------------------------------------------------------------------------
VERITAS Software Corp.(a)(b)                     1,263,800       27,651,944
===========================================================================
                                                                330,957,152
===========================================================================

TECHNOLOGY DISTRIBUTORS-1.31%

CDW Corp.(b)                                     1,391,300       86,302,339
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.52%

Nextel Communications, Inc.-Class A(a)(b)        1,297,900       34,381,371
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $5,083,616,766)                         6,532,827,540
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-0.64%

Liquid Assets Portfolio-Institutional
  Class(c)                                      21,040,807   $   21,040,807
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)     21,040,807       21,040,807
===========================================================================
    Total Money Market Funds (Cost
      $42,081,614)                                               42,081,614
===========================================================================
TOTAL INVESTMENTS-100.13% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,125,698,380)                                             6,574,909,154
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.83%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                  969,136,004      969,136,004
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(c)(d)                                    4,938,485        4,938,485
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $974,074,489)                                       974,074,489
===========================================================================
TOTAL INVESTMENTS-114.96% (Cost
  $6,099,772,869)                                             7,548,983,643
===========================================================================
OTHER ASSETS LESS LIABILITIES-(14.96%)                         (982,334,057)
===========================================================================
NET ASSETS-100.00%                                           $6,566,649,586
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $5,083,616,766)*                           $ 6,532,827,540
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $1,016,156,103)                  1,016,156,103
============================================================
    Total investments (cost $6,099,772,869)    7,548,983,643
============================================================
Foreign currencies, at value (cost $1,505)             1,543
------------------------------------------------------------
Receivables for:
  Investments sold                                36,103,535
------------------------------------------------------------
  Fund shares sold                                 5,247,741
------------------------------------------------------------
  Dividends                                        3,608,701
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  478,198
------------------------------------------------------------
Other assets                                          73,560
============================================================
    Total assets                               7,594,496,921
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           24,512,996
------------------------------------------------------------
  Fund shares reacquired                          22,456,741
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,036,780
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       974,074,489
------------------------------------------------------------
Accrued distribution fees                          1,956,560
------------------------------------------------------------
Accrued trustees' fees                                 6,750
------------------------------------------------------------
Accrued transfer agent fees                        2,947,479
------------------------------------------------------------
Accrued operating expenses                           855,540
============================================================
    Total liabilities                          1,027,847,335
============================================================
Net assets applicable to shares outstanding  $ 6,566,649,586
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 7,288,266,146
------------------------------------------------------------
Undistributed net investment income (loss)          (907,378)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                        (2,169,919,994)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies            1,449,210,812
============================================================
                                             $ 6,566,649,586
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 5,616,072,058
____________________________________________________________
============================================================
Class B                                      $   617,004,804
____________________________________________________________
============================================================
Class C                                      $   162,706,560
____________________________________________________________
============================================================
Class R                                      $     6,202,267
____________________________________________________________
============================================================
Institutional Class                          $   164,663,897
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          264,001,060
____________________________________________________________
============================================================
Class B                                           30,930,529
____________________________________________________________
============================================================
Class C                                            8,158,834
____________________________________________________________
============================================================
Class R                                              291,974
____________________________________________________________
============================================================
Institutional Class                                7,157,074
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         21.27
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.27 divided by
      94.50%)                                $         22.51
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         19.95
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         19.94
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         21.24
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         23.01
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $954,954,771 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $414,846)        $  48,034,675
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $138,487)*                           1,652,388
===========================================================================
    Total investment income                                      49,687,063
===========================================================================

EXPENSES:

Advisory fees                                                    46,243,987
---------------------------------------------------------------------------
Administrative services fees                                        710,711
---------------------------------------------------------------------------
Custodian fees                                                      525,253
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                        19,016,041
---------------------------------------------------------------------------
  Class B                                                         6,702,181
---------------------------------------------------------------------------
  Class C                                                         1,845,072
---------------------------------------------------------------------------
  Class R                                                            24,911
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       21,734,849
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           81,066
---------------------------------------------------------------------------
Trustees' fees and retirement benefits                              151,416
---------------------------------------------------------------------------
Other                                                             2,985,841
===========================================================================
    Total expenses                                              100,021,328
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (1,322,281)
===========================================================================
    Net expenses                                                 98,699,047
===========================================================================
Net investment income (loss)                                    (49,011,984)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         750,565,101
---------------------------------------------------------------------------
  Foreign currencies                                             (1,170,065)
---------------------------------------------------------------------------
  Option contracts written                                          804,191
===========================================================================
                                                                750,199,227
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (467,700,274)
---------------------------------------------------------------------------
  Foreign currencies                                                     38
===========================================================================
                                                               (467,700,236)
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              282,498,991
===========================================================================
Net increase in net assets resulting from operations          $ 233,487,007
___________________________________________________________________________
===========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004               2003
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (49,011,984)   $   (54,584,186)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       750,199,227       (454,745,158)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and foreign currencies and option
    contracts                                                    (467,700,236)     1,834,190,965
================================================================================================
    Net increase in net assets resulting from operations          233,487,007      1,324,861,621
================================================================================================
Share transactions-net:
  Class A                                                      (1,414,942,300)    (1,112,282,235)
------------------------------------------------------------------------------------------------
  Class B                                                         (88,166,720)       (46,666,906)
------------------------------------------------------------------------------------------------
  Class C                                                         (35,344,446)       (22,091,083)
------------------------------------------------------------------------------------------------
  Class R                                                           3,284,897          2,235,274
------------------------------------------------------------------------------------------------
  Institutional Class                                               4,128,631          5,433,008
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,531,039,938)    (1,173,371,942)
================================================================================================
    Net increase (decrease) in net assets                      (1,297,552,931)       151,489,679
================================================================================================

NET ASSETS:

  Beginning of year                                             7,864,202,517      7,712,712,838
================================================================================================
  End of year (including undistributed net investment income
    (loss) of $(907,378) and $(844,799), respectively)        $ 6,566,649,586    $ 7,864,202,517
________________________________________________________________________________________________
================================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the

     Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $623,391. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $587,335 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $710,711 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $21,734,849 for Class A, Class B, Class C and Class R shares and $81,066 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $19,016,041, $6,702,181, $1,845,072 and $24,911, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended October 31, 2004, AIM Distributors advised the Fund that it retained $743,284 in front-end sales commissions from the sale of Class A shares and $19,335, $84,327, $11,693 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                 MARKET VALUE       PURCHASES           PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST           FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 95,933,174     $1,169,096,235    $(1,243,988,602)        $   --        $21,040,807     $  766,132      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            95,933,174      1,169,096,235     (1,243,988,602)            --         21,040,807        747,769          --
===================================================================================================================================
  Subtotal       $191,866,348     $2,338,192,470    $(2,487,977,204)        $   --        $42,081,614     $1,513,901      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                 MARKET VALUE       PURCHASES           PROCEEDS         APPRECIATION     MARKET VALUE       DIVIDEND     REALIZED
FUND               10/31/03          AT COST           FROM SALES       (DEPRECIATION)      10/31/04         INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $155,180,095     $3,731,967,251    $(2,918,011,342)        $   --       $  969,136,004     $  132,031     $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            24,938,485                 --        (20,000,000)            --            4,938,485          6,456         --
====================================================================================================================================
  Subtotal       $180,118,580     $3,731,967,251    $(2,938,011,342)        $   --       $  974,074,489     $  138,487     $   --
====================================================================================================================================
  Total          $371,984,928     $6,070,159,721    $(5,425,988,546)        $   --       $1,016,156,103     $1,652,388     $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $114,504,134 and $56,171,339, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $109,966 and credits in custodian fees of $1,589 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $111,555.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $31,034 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $954,954,771 were on loan to brokers. The loans were secured by cash collateral of $974,074,489 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $138,487 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of year                                                  --      $      --
------------------------------------------------------------------------------------
Written                                                         7,250        867,152
------------------------------------------------------------------------------------
Closed                                                         (3,925)      (613,840)
------------------------------------------------------------------------------------
Expired                                                        (3,325)      (253,312)
====================================================================================
End of year                                                        --      $      --
____________________________________________________________________________________
====================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $ 1,443,574,764
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (907,378)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (2,164,283,946)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   7,288,266,146
=============================================================================
Total net assets                                              $ 6,566,649,586
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $38.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $745,543,129 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                               CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
----------------------------------------------------------------------------
October 31, 2009                                              $  478,530,901
----------------------------------------------------------------------------
October 31, 2010                                               1,223,985,487
----------------------------------------------------------------------------
October 31, 2011                                                 461,767,558
============================================================================
Total capital loss carryforward                               $2,164,283,946
____________________________________________________________________________
============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $3,585,815,574 and $5,051,191,698, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $1,643,458,910
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (199,884,184)
==============================================================================
Net unrealized appreciation of investment securities           $1,443,574,726
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $6,105,408,917.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2004, undistributed net investment income was increased by $48,949,405, undistributed net realized gain
(loss) was increased by $1,170,065 and shares of beneficial interest decreased by $50,119,470. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                           2004                              2003
                                                              ------------------------------    -------------------------------
                                                                SHARES           AMOUNT            SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      21,730,966    $   462,412,977      40,892,692    $   728,901,495
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,742,938         54,987,929       4,399,643         74,587,779
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,295,928         26,018,679       1,764,643         29,858,199
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         215,406          4,599,852         163,302          2,916,332
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,641,747         36,786,966       1,117,656         21,391,286
===============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         403,007          8,647,784         325,830          5,894,532
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (428,243)        (8,647,784)       (344,006)        (5,894,532)
===============================================================================================================================
Reacquired:
  Class A                                                     (89,250,664)    (1,886,003,061)   (104,213,879)    (1,847,078,262)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,761,489)      (134,506,865)     (6,899,964)      (115,360,153)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,085,701)       (61,363,125)     (3,090,330)       (51,949,282)
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (61,955)        (1,314,955)        (37,857)          (681,058)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,437,940)       (32,658,335)       (833,861)       (15,958,278)
===============================================================================================================================
                                                              (72,996,000)   $(1,531,039,938)    (66,756,131)   $(1,173,371,942)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------------------
                                                   2004              2003               2002               2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    20.61        $    17.20         $    19.72         $    43.50    $     34.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.13)(a)         (0.12)(a)          (0.15)(a)          (0.12)         (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.79              3.53              (2.37)            (16.24)         12.39
=================================================================================================================================
    Total from investment operations                  0.66              3.41              (2.52)            (16.36)         12.13
=================================================================================================================================
Less Distributions from net realized gains              --                --                 --              (7.42)         (3.28)
=================================================================================================================================
Net asset value, end of period                  $    21.27        $    20.61         $    17.20         $    19.72    $     43.50
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       3.20%            19.83%            (12.78)%           (43.10)%        36.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $5,616,072        $6,825,023         $6,780,055         $9,703,277    $19,268,977
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    1.27%(c)          1.29%              1.26%              1.14%          1.08%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    1.29%(c)          1.30%              1.27%              1.17%          1.11%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.59)(c)         (0.67)%            (0.74)%            (0.46)%        (0.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 50%               47%                57%                75%            88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $6,338,680,161.

                                                                                      CLASS B
                                                       ----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                       ----------------------------------------------------------------------
                                                         2004            2003            2002            2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  19.46        $  16.36        $  18.89        $  42.28    $    34.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.26)(a)       (0.23)(a)       (0.27)(a)       (0.28)        (0.58)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.75            3.33           (2.26)         (15.69)        12.14
=============================================================================================================================
    Total from investment operations                       0.49            3.10           (2.53)         (15.97)        11.56
=============================================================================================================================
Less Distributions from net realized gains                   --              --              --           (7.42)        (3.28)
=============================================================================================================================
Net asset value, end of period                         $  19.95        $  19.46        $  16.36        $  18.89    $    42.28
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                            2.52%          18.95%         (13.39)%        (43.49)%       35.51%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $617,005        $688,587        $625,294        $818,343    $1,315,524
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.97%(c)        1.99%           1.96%           1.86%         1.85%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.99%(c)        2.00%           1.97%           1.89%         1.88%
=============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.29)(c)       (1.37)%         (1.44)%         (1.17)%       (1.38)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                      50%             47%             57%             75%           88%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $670,218,131.

                                                                                       CLASS C
                                                       -----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                       -----------------------------------------------------------------------
                                                         2004             2003             2002             2001        2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  19.46         $  16.36         $  18.88         $  42.27    $  33.99
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.26)(a)        (0.23)(a)        (0.27)(a)        (0.29)      (0.59)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.74             3.33            (2.25)          (15.68)      12.15
==============================================================================================================================
    Total from investment operations                       0.48             3.10            (2.52)          (15.97)      11.56
==============================================================================================================================
Less Distributions from net realized gains                   --               --               --            (7.42)      (3.28)
==============================================================================================================================
Net asset value, end of period                         $  19.94         $  19.46         $  16.36         $  18.88    $  42.27
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                            2.47%           18.95%          (13.35)%         (43.51)%     35.52%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $162,707         $193,585         $184,393         $258,786    $434,544
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.97%(c)         1.99%            1.96%            1.86%       1.85%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.99%(c)         2.00%            1.97%            1.89%       1.88%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.29)(c)        (1.37)%          (1.44)%          (1.17)%     (1.38)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                      50%              47%              57%              75%         88%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $184,507,218.

                                                                                CLASS R
                                                              -------------------------------------------
                                                                                            JUNE 3, 2002
                                                                   YEAR ENDED                (DATE SALES
                                                                   OCTOBER 31,              COMMENCED) TO
                                                              ---------------------          OCTOBER 31,
                                                               2004           2003              2002
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $20.63         $17.26            $19.82
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.17)(a)      (0.16)(a)         (0.07)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.78           3.53             (2.49)
=========================================================================================================
    Total from investment operations                            0.61           3.37             (2.56)
=========================================================================================================
Net asset value, end of period                                $21.24         $20.63            $17.26
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 2.96%         19.52%           (12.92)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,202         $2,857            $  226
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.47%(c)       1.49%             1.53%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.49%(c)       1.50%             1.54%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (0.79)(c)      (0.87)%           (1.01)(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)                                        50%            47%               57%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $4,982,137.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                              INSTITUTIONAL CLASS
                                                       ------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                       ------------------------------------------------------------------
                                                         2004             2003             2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  22.17         $  18.40         $  21.00    $  45.55    $  36.01
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.01)(a)        (0.03)(a)        (0.06)       0.01       (0.09)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.85             3.80            (2.54)     (17.14)      12.91
=========================================================================================================================
    Total from investment operations                       0.84             3.77            (2.60)     (17.13)      12.82
=========================================================================================================================
Less Distributions from net realized gains                   --               --               --       (7.42)      (3.28)
=========================================================================================================================
Net asset value, end of period                         $  23.01         $  22.17         $  18.40    $  21.00    $  45.55
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                            3.79%           20.49%          (12.38)%    (42.80)%     37.14%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $164,664         $154,150         $122,746    $150,609    $288,097
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.72%(c)         0.75%            0.80%       0.65%       0.65%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.74%(c)         0.76%            0.81%       0.68%       0.68%
=========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.04)(c)        (0.13)%          (0.28)%      0.03%      (0.18)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                      50%              47%              57%         75%         88%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $158,650,215.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Diversified Dividend Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Diversified Dividend Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Diversified Dividend Fund as of October 31, 2004, the results of its operations for the year then ended, the statements of changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-90.30%

ADVERTISING-0.97%

Omnicom Group Inc.                                15,300   $  1,207,170
=======================================================================

AEROSPACE & DEFENSE-2.06%

Raytheon Co.                                      50,800      1,853,184
-----------------------------------------------------------------------
United Technologies Corp.                          7,700        714,714
=======================================================================
                                                              2,567,898
=======================================================================

APPAREL RETAIL-1.90%

Limited Brands                                    39,600        981,288
-----------------------------------------------------------------------
TJX Cos., Inc. (The)                              57,800      1,386,044
=======================================================================
                                                              2,367,332
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.67%

V. F. Corp.                                       38,600      2,077,838
=======================================================================

APPLICATION SOFTWARE-0.53%

SAP A.G.-ADR (Germany)                            15,500        661,075
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.19%

Federated Investors, Inc.-Class B                 51,000      1,478,490
=======================================================================

AUTO PARTS & EQUIPMENT-0.35%

Johnson Controls, Inc.                             7,600        435,860
=======================================================================

BREWERS-1.36%

Anheuser-Busch Cos., Inc.                         33,900      1,693,305
=======================================================================

BUILDING PRODUCTS-2.34%

Masco Corp.                                       85,100      2,915,526
=======================================================================

COMPUTER HARDWARE-2.19%

Hewlett-Packard Co.                               83,900      1,565,574
-----------------------------------------------------------------------
International Business Machines Corp.             12,900      1,157,775
=======================================================================
                                                              2,723,349
=======================================================================

CONSTRUCTION & ENGINEERING-1.32%

Fluor Corp.                                       35,500      1,648,620
=======================================================================

CONSTRUCTION MATERIALS-0.48%

Lafarge North America Inc.                        12,100        592,900
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.05%

Automatic Data Processing, Inc.                   31,600      1,371,124
-----------------------------------------------------------------------
First Data Corp.                                  28,500      1,176,480
=======================================================================
                                                              2,547,604
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


DISTRIBUTORS-0.86%

Genuine Parts Co.                                 26,900   $  1,073,041
=======================================================================

DIVERSIFIED BANKS-3.11%

Bank of America Corp.                             47,200      2,114,088
-----------------------------------------------------------------------
U.S. Bancorp                                      28,900        826,829
-----------------------------------------------------------------------
Wachovia Corp.                                    19,000        934,990
=======================================================================
                                                              3,875,907
=======================================================================

DIVERSIFIED CHEMICALS-2.48%

Dow Chemical Co. (The)                            26,800      1,204,392
-----------------------------------------------------------------------
PPG Industries, Inc.                              29,500      1,880,625
=======================================================================
                                                              3,085,017
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.51%

H&R Block, Inc.                                   18,800        893,940
-----------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                   46,700        980,700
=======================================================================
                                                              1,874,640
=======================================================================

ELECTRIC UTILITIES-3.07%

Entergy Corp.                                     17,400      1,137,264
-----------------------------------------------------------------------
Exelon Corp.                                      56,300      2,230,606
-----------------------------------------------------------------------
Wisconsin Energy Corp.                            14,000        456,960
=======================================================================
                                                              3,824,830
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.83%

Cooper Industries, Ltd.-Class A (Bermuda)         19,600      1,252,440
-----------------------------------------------------------------------
Emerson Electric Co.                              35,400      2,267,370
=======================================================================
                                                              3,519,810
=======================================================================

FOOTWEAR-0.72%

NIKE, Inc.-Class B                                11,000        894,410
=======================================================================

HEALTH CARE EQUIPMENT-2.16%

Baxter International Inc.                         62,600      1,925,576
-----------------------------------------------------------------------
Becton, Dickinson & Co.                           14,500        761,250
=======================================================================
                                                              2,686,826
=======================================================================

HOME IMPROVEMENT RETAIL-1.21%

Home Depot, Inc. (The)                            36,800      1,511,744
=======================================================================

HOUSEHOLD APPLIANCES-0.94%

Snap-on Inc.                                      39,800      1,169,324
=======================================================================

HOUSEHOLD PRODUCTS-2.30%

Colgate-Palmolive Co.                             50,900      2,271,158
-----------------------------------------------------------------------
Kimberly-Clark Corp.                               9,900        590,733
=======================================================================
                                                              2,861,891
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

INDUSTRIAL MACHINERY-3.46%

Illinois Tool Works Inc.                           9,100   $    839,748
-----------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)              28,800      1,971,072
-----------------------------------------------------------------------
Pentair, Inc.                                     40,200      1,502,676
=======================================================================
                                                              4,313,496
=======================================================================

INSURANCE BROKERS-1.14%

Marsh & McLennan Cos., Inc.                       51,200      1,416,192
=======================================================================

INTEGRATED OIL & GAS-4.43%

ChevronTexaco Corp.                               11,200        594,272
-----------------------------------------------------------------------
ConocoPhillips                                    11,700        986,427
-----------------------------------------------------------------------
Eni S.p.A. (Italy)(a)                             30,100        690,704
-----------------------------------------------------------------------
Exxon Mobil Corp.                                 16,000        787,520
-----------------------------------------------------------------------
Occidental Petroleum Corp.                        26,100      1,457,163
-----------------------------------------------------------------------
Total S.A. (France)(a)                             4,800      1,004,810
=======================================================================
                                                              5,520,896
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.83%

SBC Communications Inc.                           40,900      1,033,134
=======================================================================

INVESTMENT BANKING & BROKERAGE-1.74%

Morgan Stanley                                    42,400      2,166,216
=======================================================================

LIFE & HEALTH INSURANCE-0.83%

Prudential Financial, Inc.                        22,300      1,036,281
=======================================================================

MULTI-LINE INSURANCE-1.10%

Hartford Financial Services Group, Inc. (The)     23,500      1,374,280
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-2.93%

Dominion Resources, Inc.                          28,700      1,845,984
-----------------------------------------------------------------------
Public Service Enterprise Group Inc.              42,200      1,797,298
=======================================================================
                                                              3,643,282
=======================================================================

OFFICE SERVICES & SUPPLIES-0.81%

Pitney Bowes Inc.                                 23,000      1,006,250
=======================================================================

OIL & GAS DRILLING-1.04%

GlobalSantaFe Corp. (Cayman Islands)              44,000      1,298,000
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.64%

Citigroup Inc.                                    46,100      2,045,457
=======================================================================

PACKAGED FOODS & MEATS-3.94%

General Mills, Inc.                               45,500      2,013,375
-----------------------------------------------------------------------
Hershey Foods Corp.                               14,400        729,936
-----------------------------------------------------------------------
Kellogg Co.                                       20,000        860,000
-----------------------------------------------------------------------
Sara Lee Corp.                                    55,900      1,301,352
=======================================================================
                                                              4,904,663
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


PAPER PACKAGING-0.84%

Bemis Co., Inc.                                   15,200   $    402,344
-----------------------------------------------------------------------
Sonoco Products Co.                               24,300        647,595
=======================================================================
                                                              1,049,939
=======================================================================

PERSONAL PRODUCTS-0.69%

Avon Products, Inc.                               21,600        854,280
=======================================================================

PHARMACEUTICALS-10.24%

Abbott Laboratories                               55,100      2,348,913
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                          52,600      1,232,418
-----------------------------------------------------------------------
Johnson & Johnson                                 41,400      2,416,932
-----------------------------------------------------------------------
Lilly (Eli) & Co.                                 35,200      1,932,832
-----------------------------------------------------------------------
Merck & Co. Inc.                                  13,800        432,078
-----------------------------------------------------------------------
Pfizer Inc.                                       65,200      1,887,540
-----------------------------------------------------------------------
Wyeth                                             63,200      2,505,880
=======================================================================
                                                             12,756,593
=======================================================================

PROPERTY & CASUALTY INSURANCE-3.43%

Chubb Corp. (The)                                  8,700        627,531
-----------------------------------------------------------------------
MBIA Inc.                                         27,200      1,573,792
-----------------------------------------------------------------------
SAFECO Corp.                                       9,300        430,032
-----------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               48,400      1,643,664
=======================================================================
                                                              4,275,019
=======================================================================

PUBLISHING-0.99%

Gannett Co., Inc.                                 14,900      1,235,955
=======================================================================

REGIONAL BANKS-2.17%

Cullen/Frost Bankers, Inc.                        10,800        529,200
-----------------------------------------------------------------------
KeyCorp                                           17,000        571,030
-----------------------------------------------------------------------
North Fork Bancorp., Inc.                         36,400      1,605,240
=======================================================================
                                                              2,705,470
=======================================================================

RESTAURANTS-1.45%

Outback Steakhouse, Inc.                          45,700      1,809,263
=======================================================================

SEMICONDUCTORS-1.49%

Linear Technology Corp.                           25,000        947,000
-----------------------------------------------------------------------
Texas Instruments Inc.                            37,400        914,430
=======================================================================
                                                              1,861,430
=======================================================================

SOFT DRINKS-1.25%

PepsiCo, Inc.                                     31,300      1,551,854
=======================================================================

SYSTEMS SOFTWARE-1.71%

Microsoft Corp.                                   76,100      2,130,039
=======================================================================

THRIFTS & MORTGAGE FINANCE-1.21%

Fannie Mae                                        13,600        954,040
-----------------------------------------------------------------------
MGIC Investment Corp.                              8,500        546,635
=======================================================================
                                                              1,500,675
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

TOBACCO-1.34%

Altria Group, Inc.                                34,400   $  1,667,024
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $103,200,562)                         112,450,095
=======================================================================

                                               PRINCIPAL
                                                AMOUNT
NOTES-0.36%

AEROSPACE & DEFENSE-0.07%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06(b)                    $  75,000         82,638
=======================================================================

BROADCASTING & CABLE TV-0.08%

TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05(b)                             100,000        101,597
=======================================================================

ELECTRIC UTILITIES-0.13%

Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05(b)                      160,000        167,573
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE

OTHER DIVERSIFIED FINANCIAL SERVICES-0.08%

General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%,
  01/30/06(b)                                  $ 100,000   $    100,407
=======================================================================
    Total Notes (Cost $451,848)                                 452,215
=======================================================================

U.S. TREASURY BILLS-0.40%

1.62%, 12/16/04 (Cost $498,986)(c)             500,000(d)       498,986
=======================================================================

                                                SHARES
MONEY MARKET FUNDS-13.44%

Liquid Assets Portfolio-Institutional
  Class(e)                                     8,365,886      8,365,886
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    8,365,886      8,365,886
=======================================================================
    Total Money Market Funds (Cost
      $16,731,772)                                           16,731,772
=======================================================================
TOTAL INVESTMENTS-104.50% (Cost $120,883,168)               130,133,068
=======================================================================
OTHER ASSETS LESS LIABILITIES-(4.50%)                        (5,603,883)
=======================================================================
NET ASSETS-100.00%                                         $124,529,185
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Sr.     - Senior
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at October 31, 2004 was $1,695,514, which represented 1.30% of the Fund's Total Investments. See
    Note 1A.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at October 31, 2004 was $452,215, which represented 0.35% of the Fund's Total Investments. See Note 1A.
(c) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 9.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $104,151,396)                                $113,401,296
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $16,731,772)                             16,731,772
===========================================================
     Total investments (cost $120,883,168)      130,133,068
===========================================================
Receivables for:
  Investments sold                                  303,590
-----------------------------------------------------------
  Variation margin                                    2,700
-----------------------------------------------------------
  Fund shares sold                                1,185,428
-----------------------------------------------------------
  Dividends and interest                            182,194
-----------------------------------------------------------
  Amount due from advisor                             9,911
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                8,846
-----------------------------------------------------------
Other assets                                         32,175
===========================================================
     Total assets                               131,857,912
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           7,008,815
-----------------------------------------------------------
  Fund shares reacquired                            164,368
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                 9,560
-----------------------------------------------------------
Accrued distribution fees                            64,638
-----------------------------------------------------------
Accrued trustees' fees                                  864
-----------------------------------------------------------
Accrued transfer agent fees                          45,135
-----------------------------------------------------------
Accrued operating expenses                           35,347
===========================================================
     Total liabilities                            7,328,727
===========================================================
Net assets applicable to shares outstanding    $124,529,185
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $112,989,604
-----------------------------------------------------------
Undistributed net investment income                  (8,903)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies,
  futures contracts and option contracts          2,289,194
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and futures
  contracts                                       9,259,290
===========================================================
                                               $124,529,185
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $ 63,513,256
___________________________________________________________
===========================================================
Class B                                        $ 45,699,620
___________________________________________________________
===========================================================
Class C                                        $ 15,316,309
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           5,531,730
___________________________________________________________
===========================================================
Class B                                           4,014,872
___________________________________________________________
===========================================================
Class C                                           1,347,153
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.48
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $11.48 divided by
       94.50%)                                 $      12.15
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      11.38
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      11.37
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $7,650)          $1,718,885
------------------------------------------------------------------------
Dividends from affiliated money market funds                      78,001
------------------------------------------------------------------------
Interest                                                          18,670
========================================================================
    Total investment income                                    1,815,556
========================================================================

EXPENSES:

Advisory fees                                                    600,345
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    22,370
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        134,282
------------------------------------------------------------------------
  Class B                                                        318,360
------------------------------------------------------------------------
  Class C                                                         98,436
------------------------------------------------------------------------
Transfer agent fees                                              248,184
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            13,241
------------------------------------------------------------------------
Other                                                            148,681
========================================================================
    Total expenses                                             1,633,899
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (561,093)
========================================================================
    Net expenses                                               1,072,806
========================================================================
Net investment income                                            742,750
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                        3,140,049
------------------------------------------------------------------------
  Foreign currencies                                               2,121
------------------------------------------------------------------------
  Futures contracts                                               46,724
------------------------------------------------------------------------
  Option contracts written                                        21,415
========================================================================
                                                               3,210,309
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        4,343,728
------------------------------------------------------------------------
  Foreign currencies                                                 (14)
------------------------------------------------------------------------
  Futures contracts                                                9,390
========================================================================
                                                               4,353,104
========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts and option contracts                       7,563,413
========================================================================
Net increase in net assets resulting from operations          $8,306,163
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                2004            2003
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                     $    742,750    $    85,307
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  3,210,309       (463,512)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and futures contracts       4,353,104      6,127,078
========================================================================================
    Net increase in net assets resulting from operations       8,306,163      5,748,873
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (500,393)       (67,755)
----------------------------------------------------------------------------------------
  Class B                                                       (204,810)       (14,134)
----------------------------------------------------------------------------------------
  Class C                                                        (63,792)        (3,436)
========================================================================================
  Decrease in net assets resulting from distributions           (768,995)       (85,325)
========================================================================================
Share transactions-net:
  Class A                                                     37,536,817     11,899,583
----------------------------------------------------------------------------------------
  Class B                                                     21,106,883     12,028,596
----------------------------------------------------------------------------------------
  Class C                                                      8,543,492      4,163,744
========================================================================================
    Net increase in net assets resulting from share
     transactions                                             67,187,192     28,091,923
========================================================================================
    Net increase in net assets                                74,724,360     33,755,471
========================================================================================

NET ASSETS:

  Beginning of year                                           49,804,825     16,049,354
========================================================================================
  End of year (including undistributed net investment
    income of $(8,903) and $(3,386), respectively)          $124,529,185    $49,804,825
________________________________________________________________________________________
========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Diversified Dividend Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the next $1 billion of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.00%, 1.65% and 1.65% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.50%, 2.15% and 2.15% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $531,230.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $28,553 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $248,184. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B and Class C shares paid $134,282, $318,360 and $98,436, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $64,410 in front-end sales commissions from the sale of Class A shares and $300, $8,410 and $1,776 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,615,482       $24,141,052       $(17,390,648)         $   --         $ 8,365,886      $39,277       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,615,482        24,141,052        (17,390,648)             --           8,365,886       38,724           --
==================================================================================================================================
  Total           $3,230,964       $48,282,104       $(34,781,296)         $   --         $16,731,772      $78,001       $   --
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $102,143 and $94,900, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $1,198 and credits in custodian fees of $112 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $1,310.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $4,484 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
-------------------------------------------------------------------------------------
Beginning of year                                                 --         $     --
-------------------------------------------------------------------------------------
Written                                                          688           51,842
-------------------------------------------------------------------------------------
Closed                                                          (473)         (40,673)
-------------------------------------------------------------------------------------
Exercised                                                       (215)         (11,169)
=====================================================================================
End of year                                                       --         $     --
_____________________________________________________________________________________
=====================================================================================

NOTE 9--FUTURES CONTRACTS

On October 31, 2004, $77,000 principal amount of U.S. Treasury obligations was pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                               NO. OF           MONTH/         MARKET       UNREALIZED
CONTRACT                                                      CONTRACTS       COMMITMENT       VALUE       APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Futures                                                  20           Dec-04/Long    $1,130,300       $9,390
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                2004       2003
---------------------------------------------------------------------------------
Distributions paid from ordinary income                       $768,995    $85,325
_________________________________________________________________________________
=================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                    2004
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  1,363,869
----------------------------------------------------------------------------
Undistributed long-term gain                                       1,100,008
----------------------------------------------------------------------------
Unrealized appreciation -- investments                             9,084,607
----------------------------------------------------------------------------
Temporary book/tax differences                                        (8,903)
----------------------------------------------------------------------------
Shares of beneficial interest                                    112,989,604
============================================================================
Total net assets                                                $124,529,185
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the realization of gains on certain futures contracts.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund utilized $411,417 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund did not have a capital loss carryforward as of October 31, 2004.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $80,661,385 and $22,212,633, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $11,614,974
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,530,367)
===============================================================================
Net unrealized appreciation of investment securities               $ 9,084,607
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $121,048,461.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions and foreign currencies transactions, on October 31, 2004, undistributed net investment income was increased by $20,728, undistributed net realized gain was decreased by $250,728 and shares of beneficial interest increased by $230,000. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGE IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                                         2004                         2003
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,322,865    $ 48,449,001    2,036,155    $18,695,942
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,496,183      27,796,432    1,811,612     16,607,284
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        891,143       9,870,802      599,285      5,518,092
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         41,472         465,571        6,293         61,880
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         16,701         185,244        1,275         12,449
--------------------------------------------------------------------------------------------------------------------
  Class C                                                          5,270          58,491          324          3,166
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        186,137       2,093,587       71,889        675,552
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (187,728)     (2,093,587)     (72,485)      (675,552)
====================================================================================================================
Reacquired:
  Class A                                                     (1,198,931)    (13,471,342)    (834,757)    (7,533,791)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (432,094)     (4,781,206)    (439,212)    (3,915,585)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (125,008)     (1,385,801)    (152,851)    (1,357,514)
====================================================================================================================
                                                               6,016,010    $ 67,187,192    3,027,528    $28,091,923
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distributions, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                                              ------------------------------------------
                                                                                       DECEMBER 31, 2001
                                                                   YEAR ENDED          (DATE OPERATIONS
                                                                   OCTOBER 31,           COMMENCED) TO
                                                              ---------------------       OCTOBER 31,
                                                               2004          2003            2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.26       $  8.70         $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.14          0.06(a)        (0.03)(a)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.23          1.54           (1.27)
========================================================================================================
    Total from investment operations                             1.37          1.60           (1.30)
========================================================================================================
Less dividends from net investment income                       (0.15)        (0.04)             --
========================================================================================================
Net asset value, end of period                                $ 11.48       $ 10.26         $  8.70
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                 13.36%        18.39%         (13.00)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $63,513       $22,375         $ 7,834
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.00%(c)      1.51%           1.75%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.70%(c)      2.12%           4.26%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets      1.27%(c)      0.65%          (0.34)%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)                                         30%           72%             42%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $38,366,366.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                               CLASS B
                                                              ------------------------------------------
                                                                                       DECEMBER 31, 2001
                                                                   YEAR ENDED          (DATE OPERATIONS
                                                                   OCTOBER 31,           COMMENCED) TO
                                                              ---------------------       OCTOBER 31,
                                                               2004          2003            2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.17       $  8.65         $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.07          0.00(a)        (0.08)(a)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.21          1.53           (1.27)
========================================================================================================
    Total from investment operations                             1.28          1.53           (1.35)
========================================================================================================
Less dividends from net investment income                       (0.07)        (0.01)             --
========================================================================================================
Net asset value, end of period                                $ 11.38       $ 10.17         $  8.65
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                 12.63%        17.67%         (13.50)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $45,700       $21,582         $ 7,100
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.65%(c)      2.16%           2.40%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.35%(c)      2.77%           4.91%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets      0.62%(c)      0.00%          (0.99)%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)                                         30%           72%             42%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $31,836,043.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                CLASS C
                                                              --------------------------------------------
                                                                                         DECEMBER 31, 2001
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  OCTOBER 31,              COMMENCED) TO
                                                              --------------------          OCTOBER 31,
                                                               2004          2003              2002
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.16       $ 8.65            $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.07         0.00(a)           (0.08)(a)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.21         1.52              (1.27)
==========================================================================================================
    Total from investment operations                             1.28         1.52              (1.35)
==========================================================================================================
Less dividends from net investment income                       (0.07)       (0.01)                --
==========================================================================================================
Net asset value, end of period                                $ 11.37       $10.16            $  8.65
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                 12.64%       17.55%            (13.50)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $15,316       $5,848            $ 1,116
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.65%(c)     2.16%              2.40%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.35%(c)     2.77%              4.91%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets      0.62%(c)     0.00%             (0.99)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                                         30%          72%                42%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $9,843,547.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Large Cap Basic Value Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Basic Value Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Basic Value Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.23%

ADVERTISING-5.13%

Interpublic Group of Cos., Inc. (The)(a)         580,200   $  7,113,252
-----------------------------------------------------------------------
Omnicom Group Inc.                               141,600     11,172,240
=======================================================================
                                                             18,285,492
=======================================================================

AEROSPACE & DEFENSE-1.80%

Honeywell International Inc.                     190,300      6,409,304
=======================================================================

ALUMINUM-1.62%

Alcoa Inc.                                       177,500      5,768,750
=======================================================================

APPAREL RETAIL-1.71%

Gap, Inc. (The)                                  304,700      6,087,906
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.47%

Bank of New York Co., Inc. (The)                 270,600      8,783,676
=======================================================================

BUILDING PRODUCTS-2.33%

Masco Corp.                                      242,200      8,297,772
=======================================================================

COMMUNICATIONS EQUIPMENT-1.06%

Motorola, Inc.                                   219,200      3,783,392
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.85%

Deere & Co.                                       50,800      3,036,824
=======================================================================

CONSUMER ELECTRONICS-3.19%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)             197,970      4,715,645
-----------------------------------------------------------------------
Sony Corp.-ADR (Japan)                           190,700      6,645,895
=======================================================================
                                                             11,361,540
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.69%

Ceridian Corp.(a)                                300,700      5,187,075
-----------------------------------------------------------------------
First Data Corp.                                 278,700     11,504,736
=======================================================================
                                                             16,691,811
=======================================================================

DEPARTMENT STORES-1.25%

May Department Stores Co. (The)                  170,800      4,451,048
=======================================================================

DIVERSIFIED CHEMICALS-0.71%

Dow Chemical Co. (The)                            56,600      2,543,604
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.60%

Cendant Corp.                                    449,600      9,257,264
=======================================================================

ENVIRONMENTAL SERVICES-3.11%

Waste Management, Inc.                           388,550     11,065,904
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

FOOD RETAIL-3.04%

Kroger Co. (The)(a)                              416,600   $  6,294,826
-----------------------------------------------------------------------
Safeway Inc.(a)                                  248,800      4,538,112
=======================================================================
                                                             10,832,938
=======================================================================

GENERAL MERCHANDISE STORES-2.57%

Target Corp.                                     183,100      9,158,662
=======================================================================

HEALTH CARE DISTRIBUTORS-4.92%

Cardinal Health, Inc.                            239,600     11,201,300
-----------------------------------------------------------------------
McKesson Corp.                                   237,100      6,321,086
=======================================================================
                                                             17,522,386
=======================================================================

HEALTH CARE EQUIPMENT-1.47%

Baxter International Inc.                        170,800      5,253,808
=======================================================================

HEALTH CARE FACILITIES-1.80%

HCA, Inc.                                        174,400      6,405,712
=======================================================================

INDUSTRIAL CONGLOMERATES-6.25%

General Electric Co.                             232,500      7,932,900
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                459,800     14,322,770
=======================================================================
                                                             22,255,670
=======================================================================

INDUSTRIAL MACHINERY-2.47%

Illinois Tool Works Inc.                          95,515      8,814,124
=======================================================================

INSURANCE BROKERS-1.18%

Aon Corp.                                        206,600      4,216,706
=======================================================================

INVESTMENT BANKING & BROKERAGE-4.26%

Merrill Lynch & Co., Inc.                        127,800      6,893,532
-----------------------------------------------------------------------
Morgan Stanley                                   162,000      8,276,580
=======================================================================
                                                             15,170,112
=======================================================================

MANAGED HEALTH CARE-2.21%

Anthem, Inc.(a)(b)                                98,000      7,879,200
=======================================================================

MOVIES & ENTERTAINMENT-2.60%

Walt Disney Co. (The)                            367,100      9,258,262
=======================================================================

MULTI-LINE INSURANCE-1.41%

Hartford Financial Services Group, Inc. (The)     85,600      5,005,888
=======================================================================

OIL & GAS DRILLING-2.09%

Transocean Inc. (Cayman Islands)(a)              211,377      7,451,039
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-4.74%

Halliburton Co.                                  265,100      9,819,304
-----------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                  112,100      7,055,574
=======================================================================
                                                             16,874,878
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-6.51%

Citigroup Inc.                                   241,619   $ 10,720,635
-----------------------------------------------------------------------
JPMorgan Chase & Co.                             323,356     12,481,542
=======================================================================
                                                             23,202,177
=======================================================================

PACKAGED FOODS & MEATS-1.65%

Kraft Foods Inc.-Class A                         176,300      5,872,553
=======================================================================

PHARMACEUTICALS-7.62%

Pfizer Inc.                                      276,900      8,016,255
-----------------------------------------------------------------------
Sanofi-Aventis S.A. (France)(b)(c)               164,452     12,065,161
-----------------------------------------------------------------------
Wyeth                                            178,300      7,069,595
=======================================================================
                                                             27,151,011
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.22%

ACE Ltd. (Cayman Islands)                        207,800      7,908,868
=======================================================================

SYSTEMS SOFTWARE-3.27%

Computer Associates International, Inc.          419,900     11,635,429
=======================================================================

THRIFTS & MORTGAGE FINANCE-3.43%

Fannie Mae                                       174,300     12,227,145
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $308,322,173)                         349,920,855
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

MONEY MARKET FUNDS-2.13%

Liquid Assets Portfolio-Institutional
  Class(d)                                     3,790,466   $  3,790,466
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    3,790,466      3,790,466
=======================================================================
    Total Money Market Funds (Cost
      $7,580,932)                                             7,580,932
=======================================================================
TOTAL INVESTMENTS-100.36% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $315,903,105)               357,501,787
=======================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-2.02%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  7,196,450      7,196,450
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $7,196,450)                                       7,196,450
=======================================================================
TOTAL INVESTMENTS-102.38% (Cost $323,099,555)               364,698,237
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.38%)                        (8,492,777)
=======================================================================
NET ASSETS-100.00%                                         $356,205,460
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at October 31, 2004 represented 3.31% of the Fund's Total Investments. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $308,322,173)*                               $349,920,855
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $14,777,382)                             14,777,382
===========================================================
     Total investments (cost $323,099,555)      364,698,237
___________________________________________________________
===========================================================
Receivables for:
  Fund shares sold                                  581,284
-----------------------------------------------------------
  Dividends                                         503,581
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               55,403
-----------------------------------------------------------
Other assets                                         58,511
===========================================================
     Total assets                               365,897,016
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           1,403,301
-----------------------------------------------------------
  Fund shares reacquired                            758,866
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                68,796
-----------------------------------------------------------
  Collateral upon return of securities loaned     7,196,450
-----------------------------------------------------------
Accrued distribution fees                           164,794
-----------------------------------------------------------
Accrued trustees' fees                                1,433
-----------------------------------------------------------
Accrued transfer agent fees                          58,660
-----------------------------------------------------------
Accrued operating expenses                           39,256
===========================================================
     Total liabilities                            9,691,556
===========================================================
Net assets applicable to shares outstanding    $356,205,460
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $335,213,046
-----------------------------------------------------------
Undistributed net investment income (loss)          (57,053)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (20,549,215)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     41,598,682
===========================================================
                                               $356,205,460
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $150,190,493
___________________________________________________________
===========================================================
Class B                                        $ 84,895,719
___________________________________________________________
===========================================================
Class C                                        $ 30,835,140
___________________________________________________________
===========================================================
Class R                                        $    990,992
___________________________________________________________
===========================================================
Investor Class                                 $ 70,548,023
___________________________________________________________
===========================================================
Institutional Class                            $ 18,745,093
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,155,745
___________________________________________________________
===========================================================
Class B                                           7,064,497
___________________________________________________________
===========================================================
Class C                                           2,566,055
___________________________________________________________
===========================================================
Class R                                              80,535
___________________________________________________________
===========================================================
Investor Class                                    5,704,142
___________________________________________________________
===========================================================
Institutional Class                               1,513,815
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.36
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.36 divided by
       94.50%)                                 $      13.08
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      12.02
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      12.02
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $      12.31
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
     share                                     $      12.37
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $      12.38
___________________________________________________________
===========================================================

* At October 31, 2004, securities with an aggregate market value of $6,877,673 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $71,703)         $ 4,901,739
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $17,393)*                            154,542
=========================================================================
     Total investment income                                    5,056,281
=========================================================================


EXPENSES:

Advisory fees                                                   2,109,274
-------------------------------------------------------------------------
Administrative services fees                                      125,883
-------------------------------------------------------------------------
Custodian fees                                                     43,391
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         525,588
-------------------------------------------------------------------------
  Class B                                                         893,755
-------------------------------------------------------------------------
  Class C                                                         314,386
-------------------------------------------------------------------------
  Class R                                                           3,976
-------------------------------------------------------------------------
  Investor Class                                                  188,897
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R and Investor              868,093
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          3,536
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             18,698
-------------------------------------------------------------------------
Other                                                             327,822
=========================================================================
     Total expenses                                             5,423,299
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (48,743)
=========================================================================
     Net expenses                                               5,374,556
=========================================================================
Net investment income (loss)                                     (318,275)
=========================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        12,491,108
-------------------------------------------------------------------------
  Foreign currencies                                                9,419
=========================================================================
                                                               12,500,527
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                   13,417,119
=========================================================================
Net gain from investment securities and foreign currencies     25,917,646
=========================================================================
Net increase in net assets resulting from operations          $25,599,371
_________________________________________________________________________
=========================================================================


* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (318,275)   $   (639,955)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          12,500,527      (9,793,824)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  13,417,119      51,420,584
==========================================================================================
    Net increase in net assets resulting from operations        25,599,371      40,986,805
==========================================================================================
Share transactions-net:
  Class A                                                       18,535,871       5,382,960
------------------------------------------------------------------------------------------
  Class B                                                       (1,304,921)      2,113,303
------------------------------------------------------------------------------------------
  Class C                                                        2,160,392         (14,173)
------------------------------------------------------------------------------------------
  Class R                                                          365,393         537,385
------------------------------------------------------------------------------------------
  Investor Class                                                62,887,146         177,572
------------------------------------------------------------------------------------------
  Institutional Class                                           18,632,135              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              101,276,016       8,197,047
==========================================================================================
    Net increase in net assets                                 126,875,387      49,183,852
==========================================================================================

NET ASSETS:

  Beginning of year                                            229,330,073     180,146,221
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(57,053) and $(25,218), respectively)          $356,205,460    $229,330,073
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $1 billion of the Fund's average daily net assets, plus 0.575% over $1 billion up to and including $2 billion of the Fund's average daily net assets and 0.55% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $2,312.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $41,164 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $125,883 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the

Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $868,093 for Class A, Class B, Class C, Class R and Investor Class shares and $3,536 for Institutional Class. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. Institutional Class shares commenced sales on April 30, 2004. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $525,588, $893,755, $314,386, $3,976, $188,897, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $78,339 in front-end sales commissions from the sale of Class A shares and $1,584, $11,543, $4,072 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               10/31/03         AT COST         FROM SALES      (DEPRECIATION)      10/31/04       INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,921,637     $ 39,445,160     $ (37,576,331)        $   --        $ 3,790,466     $ 69,486       $   --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,921,637       39,445,160       (37,576,331)            --          3,790,466       67,663           --
==============================================================================================================================
  Subtotal        $3,843,274     $ 78,890,320     $ (75,152,662)        $   --        $ 7,580,932     $137,149       $   --
______________________________________________________________________________________________________________________________
==============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               10/31/03         AT COST         FROM SALES      (DEPRECIATION)      10/31/04       INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $3,248,000     $ 74,751,501     $ (77,999,501)        $   --        $        --     $ 13,457       $   --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       26,802,341       (19,605,891)            --          7,196,450        3,936           --
==============================================================================================================================
  Subtotal        $3,248,000     $101,553,842     $ (97,605,392)        $   --        $ 7,196,450     $ 17,393       $   --
==============================================================================================================================
  Total           $7,091,274     $180,444,162     $(172,758,054)        $   --        $14,777,382     $154,542       $   --
______________________________________________________________________________________________________________________________
==============================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $2,159,448 and $4,625,830, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $5,264 and credits in custodian fees of $3 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $5,267.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $5,344 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $6,877,673 were on loan to brokers. The loans were secured by cash collateral of $7,196,450, received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $17,393 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and October 31, 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
--------------------------------------------------------------------------
Unrealized appreciation -- investments                        $ 39,701,181
--------------------------------------------------------------------------
Temporary book/tax differences                                     (57,053)
--------------------------------------------------------------------------
Capital loss carryforward                                      (18,651,714)
--------------------------------------------------------------------------
Shares of beneficial interest                                  335,213,046
==========================================================================
Total net assets                                              $356,205,460
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $18,651,714 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $12,094,867 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2010                                                 $ 9,120,472
-----------------------------------------------------------------------------
October 31, 2011                                                   9,531,242
=============================================================================
Total capital loss carryforward                                  $18,651,714
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Value Equity Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $108,851,727 and $96,576,124, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 55,037,043
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (15,335,862)
==============================================================================
Net unrealized appreciation of investment securities             $ 39,701,181
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $324,997,056.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions, on October 31, 2004, undistributed net investment income (loss) was increased by $318,190, undistributed net realized gain (loss) was decreased by $9,419 and shares of beneficial interest decreased by $308,771. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Value Equity Fund into the Fund, undistributed net investment income (loss) was decreased by $31,750, undistributed net realized gain (loss) was decreased by $6,270,695, and shares of beneficial interest increased by $6,302,445. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,797,896    $ 59,721,792     5,695,229    $ 56,588,456
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,918,978      23,316,127     2,611,379      25,467,901
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        753,705       9,128,932       936,198       9,069,047
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         54,757         677,970        59,714         632,113
----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            1,838,069      22,849,380        30,507         346,714
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                       1,526,455      18,788,116            --              --
======================================================================================================================
Issued in connection with acquisitions:(d)
  Class A                                                         23,582         268,604            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         31,404         350,200            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        100,704       1,122,781            --              --
----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            7,662,600      87,273,020            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        467,293       5,834,860       315,247       3,158,288
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (478,951)     (5,834,860)     (321,047)     (3,158,288)
======================================================================================================================
Reacquired:
  Class A                                                     (3,841,386)    (47,289,385)   (5,558,986)    (54,363,784)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,581,802)    (19,136,388)   (2,170,734)    (20,196,310)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (671,051)     (8,091,321)     (955,066)     (9,083,220)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (25,935)       (312,577)       (8,863)        (94,728)
----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (3,812,184)    (47,235,254)      (14,850)       (169,142)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                         (12,640)       (155,981)           --              --
======================================================================================================================
                                                               8,751,494    $101,276,016       618,728    $  8,197,047
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 13% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially. 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.
(b) Investor Class shares commenced sales on September 30, 2003.
(c) Institutional Class shares commenced sales on April 30, 2004.
(d) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Value Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Value Equity Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 7,818,290 shares of the Fund for 4,958,149 shares of INVESCO Value Equity Fund outstanding as of the close of business on October 31, 2003. INVESCO Value Equity Fund's net assets at that date of $89,014,605 including $14,973,392 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $229,149,218.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                                2004             2003            2002       2001       2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.39         $   9.20         $ 10.94    $ 12.05    $ 9.40
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01(a)         (0.00)(a)        0.01(a)    0.02(a)   0.07(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.96             2.19           (1.75)     (1.07)     2.88
============================================================================================================================
    Total from investment operations                              0.97             2.19           (1.74)     (1.05)     2.95
============================================================================================================================
Less distributions:
  Dividends from net investment income                              --               --              --      (0.04)    (0.18)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               --              --      (0.02)    (0.12)
============================================================================================================================
    Total distributions                                             --               --              --      (0.06)    (0.30)
============================================================================================================================
Net asset value, end of period                                $  12.36         $  11.39         $  9.20    $ 10.94    $12.05
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                   8.52%           23.80%         (15.90)%    (8.74)%   32.21%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $150,190         $121,980         $94,387    $68,676    $5,888
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.33%(c)         1.42%           1.38%      1.27%     1.25%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.35%(c)         1.42%           1.38%      1.36%     8.21%
============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.11%(c)        (0.01)%          0.11%      0.17%     0.62%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                             32%              41%             37%        18%       57%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $150,168,025.

                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                                                                                                                    (DATE SALES
                                                                   YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                                                  --------------------------------------------------------          OCTOBER 31,
                                                   2004             2003            2002            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 11.15          $  9.07         $ 10.86         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.07)(a)        (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.94             2.15           (1.73)          (1.05)              1.17
=================================================================================================================================
    Total from investment operations                 0.87             2.08           (1.79)          (1.11)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --               --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --               --              --           (0.02)                --
=================================================================================================================================
    Total distributions                                --               --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of period                    $ 12.02          $ 11.15         $  9.07         $ 10.86             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.80%           22.93%         (16.48)%         (9.25)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $84,896          $80,018         $63,977         $58,681             $2,815
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements     1.98%(c)         2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   2.00%(c)         2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                        (0.54)%(c)       (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             32%              41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $89,375,514.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS C
                                                  -------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                                                                                                                    (DATE SALES
                                                                   YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                                                  --------------------------------------------------------          OCTOBER 31,
                                                   2004             2003            2002            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 11.15          $  9.07         $ 10.85         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.07)(a)        (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.94             2.15           (1.72)          (1.06)              1.17
=================================================================================================================================
    Total from investment operations                 0.87             2.08           (1.78)          (1.12)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --               --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --               --              --           (0.02)                --
=================================================================================================================================
    Total distributions                                --               --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of period                    $ 12.02          $ 11.15         $  9.07         $ 10.85             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.80%           22.93%         (16.41)%         (9.33)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $30,835          $26,566         $21,775         $20,680             $1,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements     1.98%(c)         2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   2.00%(c)         2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                        (0.54)%(c)       (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             32%              41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $31,438,601.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                  CLASS R
                                                              ------------------------------------------------
                                                                                                 JUNE 3, 2002
                                                                      YEAR ENDED                  (DATE SALES
                                                                     OCTOBER 31,                 COMMENCED) TO
                                                              --------------------------          OCTOBER 31,
                                                               2004                2003              2002
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.36              $9.20             $ 11.60
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)(a)          (0.02)(a)           (0.00)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.96               2.18               (2.40)
==============================================================================================================
    Total from investment operations                            0.95               2.16               (2.40)
==============================================================================================================
Net asset value, end of period                                $12.31              $11.36            $  9.20
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                 8.36%             23.48%             (20.69)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  991              $ 588             $     8
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:                        1.48%(c)(d)        1.57%               1.54%(e)
==============================================================================================================
Ratio of net investment income (loss) to average net assets    (0.04)%(c)         (0.16)%             (0.05)%(e)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(f)                                        32%                41%                 37%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $795,090.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.50% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                           INVESTOR CLASS
                                                              -----------------------------------------
                                                                                     SEPTEMBER 30, 2003
                                                                                        (DATE SALES
                                                              YEAR ENDED               COMMENCED) TO
                                                              OCTOBER 31,               OCTOBER 31,
                                                                 2004                       2003
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.39                    $10.98
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.03(a)                  (0.00)(a)
-------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.95                      0.41
=======================================================================================================
    Total from investment operations                               0.98                      0.41
=======================================================================================================
Net asset value, end of period                                  $ 12.37                    $11.39
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    8.60%                     3.73%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $70,548                    $  178
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:                           1.24%(c)(d)               1.25%(e)
=======================================================================================================
Ratio of net investment income to average net assets               0.20%(c)                  0.16%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                           32%                       41%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $75,558,943.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.25% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 12.62
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           0.04(a)
-----------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)               (0.28)
===================================================================================
    Total from investment operations                                    (0.24)
===================================================================================
Net asset value, end of period                                        $ 12.38
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         (1.90)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $18,745
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:                                 0.80%(c)(d)
===================================================================================
Ratio of net investment income to average net assets                     0.64%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                                 32%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,327,922.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended October 31, 2004.
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Large Cap Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.91%

AEROSPACE & DEFENSE-3.89%

Boeing Co. (The)                                  127,000   $  6,337,300
------------------------------------------------------------------------
General Dynamics Corp.                             75,000      7,659,000
------------------------------------------------------------------------
Northrop Grumman Corp.                             90,000      4,657,500
------------------------------------------------------------------------
Rockwell Collins, Inc.                            140,000      4,965,800
------------------------------------------------------------------------
United Technologies Corp.                          56,200      5,216,484
========================================================================
                                                              28,836,084
========================================================================

AIR FREIGHT & LOGISTICS-0.68%

FedEx Corp.                                        55,000      5,011,600
========================================================================

APPAREL RETAIL-1.13%

Limited Brands                                    337,000      8,350,860
========================================================================

APPLICATION SOFTWARE-0.94%

Autodesk, Inc.                                    132,000      6,963,000
========================================================================

BIOTECHNOLOGY-0.61%

Genentech, Inc.(a)                                 99,000      4,507,470
========================================================================

BUILDING PRODUCTS-2.14%

American Standard Cos. Inc.(a)                    175,000      6,399,750
------------------------------------------------------------------------
Masco Corp.                                       275,000      9,421,500
========================================================================
                                                              15,821,250
========================================================================

COMMUNICATIONS EQUIPMENT-4.98%

Cisco Systems, Inc.(a)                            696,440     13,378,612
------------------------------------------------------------------------
Motorola, Inc.                                    417,000      7,197,420
------------------------------------------------------------------------
QUALCOMM Inc.                                     390,000     16,305,900
========================================================================
                                                              36,881,932
========================================================================

COMPUTER HARDWARE-2.26%

Dell Inc.(a)                                      476,600     16,709,596
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.61%

Lexmark International, Inc.-Class A(a)             54,000      4,487,940
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

PACCAR Inc.                                        70,000      4,851,700
========================================================================

CONSUMER ELECTRONICS-2.29%

Harman International Industries, Inc.             141,000     16,945,380
========================================================================

CONSUMER FINANCE-2.21%

American Express Co.                               89,300      4,739,151
------------------------------------------------------------------------
MBNA Corp.                                        190,000      4,869,700
------------------------------------------------------------------------
SLM Corp.                                         150,000      6,789,000
========================================================================
                                                              16,397,851
========================================================================

DEPARTMENT STORES-1.82%

J.C. Penney Co., Inc.                             158,000      5,465,220
------------------------------------------------------------------------
Nordstrom, Inc.                                   186,000      8,031,480
========================================================================
                                                              13,496,700
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


DIVERSIFIED COMMERCIAL SERVICES-0.60%

Cendant Corp.                                     217,000   $  4,468,030
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.07%

Rockwell Automation, Inc.                         191,000      7,962,790
========================================================================

FOOTWEAR-1.99%

NIKE, Inc.-Class B                                181,000     14,717,110
========================================================================

HEALTH CARE EQUIPMENT-3.93%

Bard (C.R.), Inc.                                 100,000      5,680,000
------------------------------------------------------------------------
Becton, Dickinson & Co.                           259,000     13,597,500
------------------------------------------------------------------------
Medtronic, Inc.                                    95,000      4,855,450
------------------------------------------------------------------------
Waters Corp.(a)                                   120,000      4,954,800
========================================================================
                                                              29,087,750
========================================================================

HEALTH CARE SERVICES-1.71%

IMS Health Inc.                                   206,600      4,375,788
------------------------------------------------------------------------
Quest Diagnostics Inc.                             95,000      8,316,300
========================================================================
                                                              12,692,088
========================================================================

HEALTH CARE SUPPLIES-1.88%

Alcon, Inc. (Switzerland)                         195,700     13,933,840
========================================================================

HOME IMPROVEMENT RETAIL-1.25%

Home Depot, Inc. (The)                            225,000      9,243,000
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.60%

Marriott International, Inc.-Class A               81,000      4,413,690
========================================================================

HOUSEHOLD APPLIANCES-0.91%

Black & Decker Corp. (The)                         84,000      6,743,520
========================================================================

HOUSEHOLD PRODUCTS-2.60%

Procter & Gamble Co. (The)                        377,000     19,294,860
========================================================================

HOUSEWARES & SPECIALTIES-1.01%

Fortune Brands, Inc.                              103,000      7,500,460
========================================================================

HYPERMARKETS & SUPER CENTERS-2.34%

Costco Wholesale Corp.                            361,000     17,306,340
========================================================================

INDUSTRIAL CONGLOMERATES-3.43%

3M Co.                                            202,000     15,669,140
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 313,000      9,749,950
========================================================================
                                                              25,419,090
========================================================================

INDUSTRIAL MACHINERY-2.81%

Danaher Corp.(b)                                  104,000      5,733,520
------------------------------------------------------------------------
Eaton Corp.                                       116,000      7,418,200
------------------------------------------------------------------------
Illinois Tool Works Inc.                           83,000      7,659,240
========================================================================
                                                              20,810,960
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INTEGRATED OIL & GAS-3.34%

BP PLC-ADR (United Kingdom)                       143,000   $  8,329,750
------------------------------------------------------------------------
ChevronTexaco Corp.                               155,000      8,224,300
------------------------------------------------------------------------
ConocoPhillips                                     97,000      8,178,070
========================================================================
                                                              24,732,120
========================================================================

INTERNET RETAIL-1.57%

eBay Inc.(a)                                      119,000     11,615,590
========================================================================

INTERNET SOFTWARE & SERVICES-2.19%

Yahoo! Inc.(a)                                    448,200     16,220,358
========================================================================

IT CONSULTING & OTHER SERVICES-1.77%

Accenture Ltd.-Class A (Bermuda)(a)               541,000     13,097,610
========================================================================

MANAGED HEALTH CARE-2.18%

UnitedHealth Group Inc.                           223,000     16,145,200
========================================================================

MOTORCYCLE MANUFACTURERS-1.97%

Harley-Davidson, Inc.                             254,000     14,622,780
========================================================================

OFFICE ELECTRONICS-0.91%

Xerox Corp.(a)(b)                                 455,000      6,720,350
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.71%

Citigroup Inc.                                    119,221      5,289,836
========================================================================

PERSONAL PRODUCTS-6.21%

Avon Products, Inc.                               349,800     13,834,590
------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              230,000      9,878,500
------------------------------------------------------------------------
Gillette Co. (The)                                537,000     22,274,760
========================================================================
                                                              45,987,850
========================================================================

PHARMACEUTICALS-3.87%

Johnson & Johnson                                 491,000     28,664,580
========================================================================

PROPERTY & CASUALTY INSURANCE-0.82%

Allstate Corp. (The)                              126,000      6,059,340
========================================================================

RESTAURANTS-4.96%

McDonald's Corp.                                  487,000     14,196,050
------------------------------------------------------------------------
Starbucks Corp.(a)                                149,000      7,879,120
------------------------------------------------------------------------
Yum! Brands, Inc.                                 337,000     14,659,500
========================================================================
                                                              36,734,670
========================================================================

SEMICONDUCTORS-0.96%

Analog Devices, Inc.                               95,300      3,836,778
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SEMICONDUCTORS-(CONTINUED)

Intel Corp.                                       149,000   $  3,316,740
========================================================================
                                                               7,153,518
========================================================================

SOFT DRINKS-1.71%

PepsiCo, Inc.                                     256,000     12,692,480
========================================================================

SPECIALTY STORES-2.49%

Staples, Inc.                                     620,000     18,438,800
========================================================================

STEEL-0.60%

Nucor Corp.                                       105,000      4,434,150
========================================================================

SYSTEMS SOFTWARE-6.80%

Adobe Systems Inc.                                194,000     10,869,820
------------------------------------------------------------------------
Microsoft Corp.                                   429,280     12,015,547
------------------------------------------------------------------------
Oracle Corp.(a)                                   389,000      4,924,740
------------------------------------------------------------------------
Symantec Corp.(a)                                 396,000     22,548,240
========================================================================
                                                              50,358,347
========================================================================

THRIFTS & MORTGAGE FINANCE-1.68%

Countrywide Financial Corp.                       389,000     12,420,770
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.83%

W.W. Grainger, Inc.                               105,000      6,151,950
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $621,566,204)                          710,395,190
========================================================================

MONEY MARKET FUNDS-3.85%

Liquid Assets Portfolio-Institutional
  Class(c)                                     14,259,968     14,259,968
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    14,259,968     14,259,968
========================================================================
    Total Money Market Funds (Cost
      $28,519,936)                                            28,519,936
========================================================================
TOTAL INVESTMENTS-99.76% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $650,086,140)                738,915,126
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.66%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                   4,905,700      4,905,700
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $4,905,700)                                        4,905,700
========================================================================
TOTAL INVESTMENTS-100.42% (Cost $654,991,840)                743,820,826
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.42%)                         (3,115,847)
========================================================================
NET ASSETS-100.00%                                          $740,704,979
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $621,566,204)*                             $   710,395,190
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $33,425,636)                        33,425,636
============================================================
    Total investments (cost $654,991,840)        743,820,826
============================================================
Receivables for:
  Investments sold                                 2,182,403
------------------------------------------------------------
  Fund shares sold                                 1,017,641
------------------------------------------------------------
  Dividends                                          483,016
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  154,151
------------------------------------------------------------
Other assets                                          69,573
============================================================
    Total assets                                 747,727,610
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           1,389,536
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 191,745
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                         4,905,700
------------------------------------------------------------
Accrued distribution fees                            262,952
------------------------------------------------------------
Accrued trustees' fees                                 1,728
------------------------------------------------------------
Accrued transfer agent fees                          270,970
============================================================
    Total liabilities                              7,022,631
============================================================
Net assets applicable to shares outstanding  $   740,704,979
____________________________________________________________
============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 2,293,726,418
------------------------------------------------------------
Undistributed net investment income (loss)          (131,109)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (1,641,719,316)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               88,828,986
============================================================
                                             $   740,704,979
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   177,497,860
____________________________________________________________
============================================================
Class B                                      $   112,930,837
____________________________________________________________
============================================================
Class C                                      $    48,420,471
____________________________________________________________
============================================================
Class R                                      $     2,761,191
____________________________________________________________
============================================================
Investor Class                               $   376,904,848
____________________________________________________________
============================================================
Institutional Class                          $    22,189,772
____________________________________________________________
============================================================
SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           19,384,974
____________________________________________________________
============================================================
Class B                                           12,797,591
____________________________________________________________
============================================================
Class C                                            5,484,462
____________________________________________________________
============================================================
Class R                                              302,503
____________________________________________________________
============================================================
Investor Class                                    40,986,060
____________________________________________________________
============================================================
Institutional Class                                2,417,583
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          9.16
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.16 divided by
      94.50%)                                $          9.69
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          8.82
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          8.83
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $          9.13
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $          9.20
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          9.18
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $4,820,915 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $49,547)         $  4,445,838
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $24,288)*                             225,252
==========================================================================
    Total investment income                                      4,671,090
==========================================================================

EXPENSES:

Advisory fees                                                    5,663,512
--------------------------------------------------------------------------
Administrative services fees                                       218,708
--------------------------------------------------------------------------
Custodian fees                                                      53,205
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          606,542
--------------------------------------------------------------------------
  Class B                                                        1,205,821
--------------------------------------------------------------------------
  Class C                                                          499,243
--------------------------------------------------------------------------
  Class R                                                           12,219
--------------------------------------------------------------------------
  Investor Class                                                   888,532
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R & Investor               2,635,697
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           3,478
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              25,808
--------------------------------------------------------------------------
Other                                                              442,622
==========================================================================
    Total expenses                                              12,255,387
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (978,085)
==========================================================================
    Net expenses                                                11,277,302
==========================================================================
Net investment income (loss)                                    (6,606,212)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         98,241,139
--------------------------------------------------------------------------
  Foreign currencies                                               (27,375)
==========================================================================
                                                                98,213,764
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (67,692,327)
--------------------------------------------------------------------------
  Foreign currencies                                                   (11)
==========================================================================
                                                               (67,692,338)
==========================================================================
Net gain from investment securities and foreign currencies      30,521,426
==========================================================================
Net increase in net assets resulting from operations          $ 23,915,214
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (6,606,212)   $ (3,634,169)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and foreign currencies                    98,213,764     (11,557,152)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (67,692,338)     66,632,928
==========================================================================================
    Net increase in net assets resulting from operations        23,915,214      51,441,607
==========================================================================================
Share transactions-net:
  Class A                                                       18,678,547      24,813,254
------------------------------------------------------------------------------------------
  Class B                                                      (12,082,083)     (2,160,788)
------------------------------------------------------------------------------------------
  Class C                                                        3,097,603         594,530
------------------------------------------------------------------------------------------
  Class R                                                          574,491       1,830,726
------------------------------------------------------------------------------------------
  Investor Class                                               361,821,129         173,236
------------------------------------------------------------------------------------------
  Institutional Class                                           22,063,157              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              394,152,844      25,250,958
==========================================================================================
    Net increase in net assets                                 418,068,058      76,692,565
==========================================================================================

NET ASSETS:

  Beginning of year                                            322,636,921     245,944,356
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(131,109) and $(32,869), respectively).        $740,704,979    $322,636,921
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% over $1 billion up to and including $2 billion of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $3,368.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $59,549 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $218,708 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $2,635,697 for Class A, Class B, Class C, Class R and Investor Class shares and $3,478 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. Institutional Class shares commenced sales on April 30, 2004. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $606,542, $1,205,821, $499,243, $12,219 and $888,532. AIM reimbursed $902,390 of Investor Class expenses related to an overpayment of Rule 12b-1 fees of the INVESCO Growth Fund (a fund acquired by the Fund in a merger on November 3, 2003) paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund and an AIM affiliate.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $83,801 in front-end sales commissions from the sale of Class A shares and $890, $12,380, $4,895 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,325,601      $147,601,547      $(138,667,180)        $   --         $14,259,968     $100,940       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             5,325,601       147,601,547       (138,667,180)            --          14,259,968      100,024           --
==================================================================================================================================
  Subtotal        $10,651,202      $295,203,094      $(277,334,360)        $   --         $28,519,936     $200,964       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,969,563      $311,892,022      $(312,955,885)        $   --         $ 4,905,700     $ 24,288       $   --
==================================================================================================================================
  Total           $16,620,765      $607,095,116      $(590,290,245)        $   --         $33,425,636     $225,252       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $10,034,447 and $17,960,639, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $12,205 and credits in custodian fees of $573 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $12,778.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $6,385 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $4,820,915 were on loan to brokers. The loans were secured by cash collateral of $4,905,700 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $24,288 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $    81,823,318
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (131,109)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (1,634,713,648)
-----------------------------------------------------------------------------
Shares of Beneficial Interest                                   2,293,726,418
=============================================================================
Total net assets                                              $   740,704,979
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $1,546,950,857 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $83,728,510 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                           CAPITAL LOSS
EXPIRATION                                                                 CARRYFORWARD*
-----------------------------------------------------------------------------------------
October 31, 2009                                                          $1,067,082,723
-----------------------------------------------------------------------------------------
October 31, 2010                                                             532,535,321
-----------------------------------------------------------------------------------------
October 31, 2011                                                              35,095,604
=========================================================================================
Total capital loss carryforward                                           $1,634,713,648
_________________________________________________________________________________________
=========================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Growth Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $904,935,222 and $600,186,187, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $90,270,070
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (8,446,752)
===============================================================================
Net unrealized appreciation of investment securities              $81,823,318
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $661,997,508.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions on October 31, 2004, undistributed net investment income (loss) was increased by $6,616,586, undistributed net realized gain (loss) was increased by $27,375 and shares of beneficial interest decreased by $6,643,961. This reclassification had no effect on the net assets of the Fund. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Growth Fund into the Fund, undistributed net investment income (loss) was decreased by $108,614, undistributed net realized gain (loss) was decreased by $1,337,791,398 and shares of beneficial interest increased by $1,337,900,012. These reclassifications had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(A)
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                          2004                           2003
                                                              ----------------------------    --------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,225,450    $  57,170,463     9,469,394    $ 73,883,856
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,516,228       22,341,073     4,041,264      29,817,268
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,041,593       18,173,950     2,208,427      16,412,874
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         111,709        1,022,930       278,067       2,156,076
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             4,268,368       39,323,955        20,194         178,134
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                        2,436,212       22,232,973            --              --
========================================================================================================================
Issued in connection with acquisitions:(d)
  Class A                                                         445,760        3,960,921            --              --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                          24,464          210,855            --              --
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         426,258        3,668,554            --              --
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            50,546,207      449,143,077            --              --
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         472,810        4,373,299       325,063       2,536,902
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (489,052)      (4,373,299)     (334,300)     (2,536,902)
========================================================================================================================
Reacquired:
  Class A                                                      (5,108,536)     (46,826,136)   (6,726,902)    (51,607,504)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,420,244)     (30,260,712)   (3,989,440)    (29,441,154)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,120,502)     (18,744,901)   (2,147,493)    (15,818,344)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (48,964)        (448,439)      (39,568)       (325,350)
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (13,848,145)    (126,645,903)         (564)         (4,898)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                          (18,629)        (169,816)           --              --
========================================================================================================================
                                                               44,460,987    $ 394,152,844     3,104,142    $ 25,250,958
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.
(b) Investor Class shares commenced sales on September 30, 2003.
(c) Institutional Class shares commenced sales on April 30, 2004.
(d) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Growth Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 51,442,689 shares of the Fund for 234,385,533 shares of INVESCO Growth Fund outstanding as of the close of business on October 31, 2003. INVESCO Growth Fund's net assets at that date of $456,983,407, including $93,333,500 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $322,706,968.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.88         $   7.37    $   8.82    $  17.74    $  11.29
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)        (0.08)(a)    (0.09)(a)    (0.08)(a)    (0.15)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.36             1.59       (1.36)      (8.84)       6.60
===========================================================================================================================
    Total from investment operations                              0.28             1.51       (1.45)      (8.92)       6.45
===========================================================================================================================
Net asset value, end of period                                $   9.16         $   8.88    $   7.37    $   8.82    $  17.74
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   3.15%           20.49%     (16.44)%    (50.28)%     57.13%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $177,498         $154,052    $105,320    $138,269    $225,255
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           1.54%(c)(d)      1.82%       1.70%       1.57%       1.58%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.92)%(c)       (1.01)%     (1.01)%     (0.72)%     (0.82)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            111%             123%        111%        124%        113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $173,297,774.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.61         $   7.20    $   8.67    $  17.54    $  11.25
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)        (0.12)(a)    (0.14)(a)    (0.16)(a)    (0.27)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.35             1.53       (1.33)      (8.71)       6.56
===========================================================================================================================
    Total from investment operations                              0.21             1.41       (1.47)      (8.87)       6.29
===========================================================================================================================
Net asset value, end of period                                $   8.82         $   8.61    $   7.20    $   8.67    $  17.54
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   2.44%           19.58%     (16.96)%    (50.57)%     55.91%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $112,931         $122,011    $104,040    $144,747    $210,224
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.19%(c)(d)      2.47%       2.35%       2.23%       2.24%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.57)%(c)       (1.66)%     (1.66)%     (1.39)%     (1.48)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            111%             123%        111%        124%        113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $120,582,108.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.20%.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                               2004            2003       2002       2001       2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.62         $  7.21    $  8.67    $ 17.55    $ 11.25
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.14)(a)       (0.12)(a)   (0.14)(a)   (0.16)(a)   (0.27)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.35            1.53      (1.32)     (8.72)      6.57
======================================================================================================================
    Total from investment operations                             0.21            1.41      (1.46)     (8.88)      6.30
======================================================================================================================
Net asset value, end of period                                $  8.83         $  8.62    $  7.21    $  8.67    $ 17.55
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  2.44%          19.56%    (16.84)%   (50.60)%    56.00%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $48,420         $44,272    $36,575    $57,865    $79,392
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                          2.19%(c)(d)     2.47%      2.35%      2.23%      2.24%
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.57)%(c)      (1.66)%    (1.66)%    (1.39)%    (1.48)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                           111%            123%       111%       124%       113%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $49,924,256.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.20%.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.87         $ 7.37       $  8.40
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)      (0.09)(a)      (0.04)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.36           1.59         (0.99)
====================================================================================================
    Total from investment operations                            0.26           1.50         (1.03)
====================================================================================================
Net asset value, end of period                                $ 9.13         $ 8.87       $  7.37
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 2.93%         20.35%       (12.26)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,761         $2,127       $     9
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.69%(c)(d)    1.97%         1.85%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (1.07)%(c)     (1.16)%       (1.16)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                       111%           123%          111%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,443,827.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.70%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                                ---------------------------------
                                                                               SEPTEMBER 30, 2003
                                                                                  (DATE SALES
                                                                YEAR ENDED       COMMENCED) TO
                                                                OCTOBER 31,       OCTOBER 31,
                                                                   2004               2003
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $   8.88            $ 8.24
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.05)(a)(b)        (0.01)(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.37              0.65
=================================================================================================
    Total from investment operations                                 0.32              0.64
=================================================================================================
Net asset value, end of period                                   $   9.20            $ 8.88
_________________________________________________________________________________________________
=================================================================================================
Total return(c)                                                      3.60%(b)          7.77%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $376,905            $  174
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets                              1.19%(b)(d)(e)         1.56%(f)
=================================================================================================
Ratio of net investment income (loss) to average net assets         (0.57)%(d)        (0.75)%(f)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(g)                                            111%              123%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) The advisor reimbursed Investor Class expenses related to an overpayment of Rule 12b-1 fees of the INVESCO Growth fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not reimbursed these expenses the net investment income per share, the ratio of expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been (0.07), 1.41%, (0.79) and 3.27%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $403,878,080.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.42%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  9.13
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.01)(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.06
===================================================================================
    Total from investment operations                                     0.05
===================================================================================
Net asset value, end of period                                        $  9.18
___________________________________________________________________________________
===================================================================================
Total return(b)                                                          0.55%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $22,190
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         0.92%(c)
-----------------------------------------------------------------------------------
  With fee waivers and/or expense reimbursements                         0.93%(c)
===================================================================================
Ratio of net investment income (loss) to average net assets             (0.30)%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                111%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,909,449.
(d)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Mid Cap Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Mid Cap Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Mid Cap Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.10%

ADVERTISING-0.73%

Omnicom Group Inc.                              18,000    $ 1,420,200
=====================================================================

AEROSPACE & DEFENSE-0.68%

L-3 Communications Holdings, Inc.               20,000      1,318,600
=====================================================================

AIR FREIGHT & LOGISTICS-0.64%

Robinson (C.H.) Worldwide, Inc.                 23,000      1,240,620
=====================================================================

APPAREL RETAIL-2.24%

Chico's FAS, Inc.(a)                            44,000      1,761,320
---------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)          55,000      1,289,200
---------------------------------------------------------------------
Urban Outfitters, Inc.(a)                       32,000      1,312,000
=====================================================================
                                                            4,362,520
=====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.96%

Coach, Inc.(a)                                  40,000      1,865,200
=====================================================================

APPLICATION SOFTWARE-2.70%

Amdocs Ltd. (United Kingdom)(a)                 85,200      2,142,780
---------------------------------------------------------------------
Intuit Inc.(a)                                  40,000      1,814,400
---------------------------------------------------------------------
Mercury Interactive Corp.(a)                    30,000      1,302,900
=====================================================================
                                                            5,260,080
=====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.46%

Calamos Asset Management, Inc.-Class A(a)       60,700      1,183,650
---------------------------------------------------------------------
Franklin Resources, Inc.                        18,000      1,091,160
---------------------------------------------------------------------
Investors Financial Services Corp.(b)           55,000      2,116,950
---------------------------------------------------------------------
Legg Mason, Inc.                                37,000      2,357,270
=====================================================================
                                                            6,749,030
=====================================================================

AUTO PARTS & EQUIPMENT-0.55%

Autoliv, Inc.                                   25,000      1,068,750
=====================================================================

BIOTECHNOLOGY-3.87%

Cephalon, Inc.(a)                               21,000      1,001,070
---------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                       22,000      1,029,380
---------------------------------------------------------------------
Gen-Probe Inc.(a)                               32,000      1,121,280
---------------------------------------------------------------------
Gilead Sciences, Inc.(a)                        35,000      1,212,050
---------------------------------------------------------------------
Invitrogen Corp.(a)                             17,200        995,880
---------------------------------------------------------------------
Martek Biosciences Corp.(a)                     26,000      1,223,456
---------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                    15,000        974,700
=====================================================================
                                                            7,557,816
=====================================================================

BROADCASTING & CABLE TV-1.22%

Univision Communications Inc.-Class A(a)        77,000      2,383,920
=====================================================================

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------


BUILDING PRODUCTS-1.02%

Masco Corp.                                     58,000    $ 1,987,080
=====================================================================

CASINOS & GAMING-0.52%

Station Casinos, Inc.                           20,000      1,019,000
=====================================================================

COMMUNICATIONS EQUIPMENT-4.94%

Avaya Inc.(a)                                  140,000      2,016,000
---------------------------------------------------------------------
Comverse Technology, Inc.(a)                   100,000      2,064,000
---------------------------------------------------------------------
Juniper Networks, Inc.(a)                       40,300      1,072,383
---------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)             21,000      1,852,200
---------------------------------------------------------------------
Scientific-Atlanta, Inc.                        52,400      1,435,236
---------------------------------------------------------------------
UTStarcom, Inc.(a)(b)                           70,000      1,198,400
=====================================================================
                                                            9,638,219
=====================================================================

COMPUTER & ELECTRONICS RETAIL-0.76%

Best Buy Co., Inc.                              25,000      1,480,500
=====================================================================

COMPUTER HARDWARE-0.82%

PalmOne, Inc.(a)(b)                             55,000      1,593,350
=====================================================================

COMPUTER STORAGE & PERIPHERALS-1.16%

Emulex Corp.(a)                                 92,000        966,920
---------------------------------------------------------------------
QLogic Corp.(a)                                 40,000      1,300,000
=====================================================================
                                                            2,266,920
=====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

Cummins Inc.(b)                                 18,000      1,261,440
=====================================================================

CONSUMER FINANCE-0.82%

First Marblehead Corp. (The)(a)                 30,000      1,608,000
=====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.52%

Affiliated Computer Services, Inc.-Class A(a)   20,000      1,091,000
---------------------------------------------------------------------
Alliance Data Systems Corp.(a)                  50,000      2,114,000
---------------------------------------------------------------------
DST Systems, Inc.(a)                            30,000      1,345,500
---------------------------------------------------------------------
Fiserv, Inc.(a)                                 65,000      2,310,100
=====================================================================
                                                            6,860,600
=====================================================================

DEPARTMENT STORES-1.70%

Kohl's Corp.(a)                                 39,900      2,025,324
---------------------------------------------------------------------
Nordstrom, Inc.                                 30,000      1,295,400
=====================================================================
                                                            3,320,724
=====================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.35%

Apollo Group, Inc.-Class A(a)                   18,000      1,188,000
---------------------------------------------------------------------
Career Education Corp.(a)                       35,000      1,097,950
---------------------------------------------------------------------
Cintas Corp.                                    30,000      1,294,200
---------------------------------------------------------------------


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Corporate Executive Board Co. (The)             32,000    $ 2,036,800
---------------------------------------------------------------------
Corrections Corp. of America(a)                 48,800      1,695,800
---------------------------------------------------------------------
ITT Educational Services, Inc.(a)               31,000      1,178,310
=====================================================================
                                                            8,491,060
=====================================================================

DRUG RETAIL-0.60%

Shoppers Drug Mart Corp. (Canada)(a)            38,300      1,165,133
=====================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.25%

Agilent Technologies, Inc.(a)                   97,000      2,430,820
=====================================================================

ELECTRONIC MANUFACTURING SERVICES-0.54%

Benchmark Electronics, Inc.(a)                  31,000      1,053,070
=====================================================================

EMPLOYMENT SERVICES-1.69%

Manpower Inc.                                   42,000      1,900,500
---------------------------------------------------------------------
Monster Worldwide Inc.(a)                       50,000      1,402,500
=====================================================================
                                                            3,303,000
=====================================================================

ENVIRONMENTAL SERVICES-0.65%

Stericycle, Inc.(a)                             28,000      1,269,240
=====================================================================

GENERAL MERCHANDISE STORES-1.79%

Dollar Tree Stores, Inc.(a)                     70,000      2,023,000
---------------------------------------------------------------------
Family Dollar Stores, Inc.                      50,000      1,477,500
=====================================================================
                                                            3,500,500
=====================================================================

HEALTH CARE DISTRIBUTORS-0.80%

Schein (Henry), Inc.(a)                         24,800      1,568,104
=====================================================================

HEALTH CARE EQUIPMENT-4.81%

Biomet, Inc.                                    22,000      1,026,960
---------------------------------------------------------------------
Fisher Scientific International Inc.(a)         25,000      1,434,000
---------------------------------------------------------------------
INAMED Corp.(a)                                 26,000      1,381,900
---------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                       27,000      1,345,410
---------------------------------------------------------------------
PerkinElmer, Inc.                               80,000      1,643,200
---------------------------------------------------------------------
Waters Corp.(a)                                 24,000        990,960
---------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                        20,000      1,551,800
=====================================================================
                                                            9,374,230
=====================================================================

HEALTH CARE FACILITIES-1.24%

Community Health Systems Inc.(a)                90,000      2,413,800
=====================================================================

HEALTH CARE SERVICES-2.08%

Caremark Rx, Inc.(a)                            65,000      1,948,050
---------------------------------------------------------------------
Express Scripts, Inc.(a)                        33,000      2,112,000
=====================================================================
                                                            4,060,050
=====================================================================

HEALTH CARE SUPPLIES-0.50%

Cooper Cos., Inc. (The)                         14,000        984,900
=====================================================================

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------


HOME FURNISHINGS-0.52%

Mohawk Industries, Inc.(a)                      12,000    $ 1,020,960
=====================================================================

HOMEBUILDING-0.93%

Pulte Homes, Inc.                               33,000      1,811,040
=====================================================================

HOTELS, RESORTS & CRUISE LINES-1.33%

Kerzner International Ltd. (Bahamas)(a)         19,000        963,680
---------------------------------------------------------------------
Marriott International, Inc.-Class A            30,000      1,634,700
=====================================================================
                                                            2,598,380
=====================================================================

HOUSEWARES & SPECIALTIES-0.96%

Jarden Corp.(a)                                 53,500      1,878,920
=====================================================================

INDUSTRIAL MACHINERY-0.75%

Eaton Corp.                                     23,000      1,470,850
=====================================================================

INSURANCE BROKERS-1.08%

Willis Group Holdings Ltd. (Bermuda)            58,700      2,110,265
=====================================================================

INTEGRATED OIL & GAS-0.86%

Murphy Oil Corp.                                21,000      1,680,420
=====================================================================

INTERNET SOFTWARE & SERVICES-1.28%

Ask Jeeves, Inc.(a)                             45,000      1,160,100
---------------------------------------------------------------------
SINA Corp. (Cayman Islands)(a)                  40,000      1,340,000
=====================================================================
                                                            2,500,100
=====================================================================

IT CONSULTING & OTHER SERVICES-1.13%

Cognizant Technology Solutions Corp.-Class
  A(a)                                          65,000      2,210,000
=====================================================================

LEISURE PRODUCTS-1.51%

Brunswick Corp.                                 35,000      1,642,200
---------------------------------------------------------------------
Marvel Enterprises, Inc.(a)                     85,000      1,309,000
=====================================================================
                                                            2,951,200
=====================================================================

MANAGED HEALTH CARE-2.29%

Aetna Inc.                                      19,000      1,805,000
---------------------------------------------------------------------
Anthem, Inc.(a)                                 33,000      2,653,200
=====================================================================
                                                            4,458,200
=====================================================================

MULTI-LINE INSURANCE-0.66%

Quanta Capital Holdings Ltd. (Bermuda)(a)      144,200      1,297,800
=====================================================================

OIL & GAS DRILLING-1.73%

Noble Corp. (Cayman Islands)(a)                 25,000      1,142,000
---------------------------------------------------------------------
Patterson-UTI Energy, Inc.                      63,000      1,211,490
---------------------------------------------------------------------
Pride International, Inc.(a)                    55,000      1,016,400
=====================================================================
                                                            3,369,890
=====================================================================

OIL & GAS EQUIPMENT & SERVICES-0.50%

Varco International, Inc.(a)                    35,000        968,800
=====================================================================


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-1.73%

Ultra Petroleum Corp. (Canada)(a)               35,000    $ 1,701,000
---------------------------------------------------------------------
XTO Energy Inc.                                 50,000      1,669,000
=====================================================================
                                                            3,370,000
=====================================================================

PHARMACEUTICALS-4.14%

Barr Pharmaceuticals Inc.(a)                    35,000      1,317,750
---------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(a)                    36,000      1,285,200
---------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)         40,000      1,626,800
---------------------------------------------------------------------
MGI Pharma, Inc.(a)                             50,000      1,333,500
---------------------------------------------------------------------
Sepracor Inc.(a)                                24,000      1,102,320
---------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                      50,000      1,420,000
=====================================================================
                                                            8,085,570
=====================================================================

PUBLISHING-0.70%

Getty Images, Inc.(a)(b)                        23,000      1,359,990
=====================================================================

REAL ESTATE-0.92%

New Century Financial Corp.                     32,500      1,792,375
=====================================================================

REGIONAL BANKS-0.61%

Commerce Bancorp, Inc.                          20,000      1,184,800
=====================================================================

REINSURANCE-0.77%

Everest Re Group, Ltd. (Bermuda)                19,000      1,508,030
=====================================================================

RESTAURANTS-0.65%

Brinker International, Inc.(a)                  39,000      1,259,700
=====================================================================

SEMICONDUCTOR EQUIPMENT-0.99%

Novellus Systems, Inc.(a)                       74,800      1,938,068
=====================================================================

SEMICONDUCTORS-3.07%

ATI Technologies Inc. (Canada)(a)               70,000      1,263,500
---------------------------------------------------------------------
Broadcom Corp.-Class A(a)                       45,000      1,217,250
---------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)      75,000      2,142,750
---------------------------------------------------------------------
Microchip Technology Inc.                       45,000      1,361,250
=====================================================================
                                                            5,984,750
=====================================================================

SPECIALTY CHEMICALS-0.57%

Ecolab Inc.                                     33,000      1,117,050
=====================================================================

SPECIALTY STORES-3.64%

Advance Auto Parts, Inc.(a)                     45,000      1,760,400
---------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                       50,000      2,039,500
---------------------------------------------------------------------
Staples, Inc.                                   60,000      1,784,400
---------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                        40,000      1,526,800
=====================================================================
                                                            7,111,100
=====================================================================

SYSTEMS SOFTWARE-3.10%

Computer Associates International, Inc.         50,000      1,385,500
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

SYSTEMS SOFTWARE-(CONTINUED)

Novell, Inc.(a)                                175,000    $ 1,258,250
---------------------------------------------------------------------
Red Hat, Inc.(a)(b)                             80,000      1,027,200
---------------------------------------------------------------------
Symantec Corp.(a)                               16,600        945,204
---------------------------------------------------------------------
VERITAS Software Corp.(a)                       65,000      1,422,200
=====================================================================
                                                            6,038,354
=====================================================================

TECHNOLOGY DISTRIBUTORS-1.02%

CDW Corp.                                       32,000      1,984,960
=====================================================================

THRIFTS & MORTGAGE FINANCE-1.53%

Doral Financial Corp. (Puerto Rico)             40,000      1,679,200
---------------------------------------------------------------------
W Holding Co., Inc. (Puerto Rico)               65,000      1,299,350
=====================================================================
                                                            2,978,550
=====================================================================

TRADING COMPANIES & DISTRIBUTORS-1.38%

Fastenal Co.                                    21,000      1,159,830
---------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A         45,000      1,536,300
=====================================================================
                                                            2,696,130
=====================================================================

TRUCKING-1.11%

Sirva Inc.(a)                                   90,000      2,160,000
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.38%

AO VimpelCom-ADR (Russia)(a)                    11,000      1,254,000
---------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)               100,000      1,684,000
---------------------------------------------------------------------
NII Holdings Inc.(a)(b)                         38,000      1,682,260
---------------------------------------------------------------------
SpectraSite, Inc.(a)                            38,500      1,975,050
=====================================================================
                                                            6,595,310
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $164,645,208)                       191,368,038
=====================================================================


                                               NUMBER
                                                 OF        EXERCISE   EXPIRATION
                                               CONTRACTS   PRICE        DATE
OPTIONS PURCHASED-0.01%

PUTS-0.01%

XTO Energy Inc. (Oil & Gas Exploration &
  Production) (Cost $70,660)                      500        $30        Nov-04            8,750
===============================================================================================

                                                SHARES
MONEY MARKET FUNDS-1.86%

Liquid Assets Portfolio-Institutional
  Class(c)                                     1,818,420      1,818,420
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    1,818,420      1,818,420
=======================================================================
    Total Money Market Funds (Cost
      $3,636,840)                                             3,636,840
=======================================================================
TOTAL INVESTMENTS-99.97% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $168,352,708)               195,013,628
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.48%

STIC Prime Portfolio-Institutional
  Class(c)(d)                                  6,790,375   $  6,790,375
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $6,790,375)                                       6,790,375
=======================================================================
TOTAL INVESTMENTS-103.45% (Cost $175,143,083)               201,804,003
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.45%)                        (6,732,117)
=======================================================================
NET ASSETS-100.00%                                         $195,071,886
_______________________________________________________________________
=======================================================================

Investment Abbreviations

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $164,715,868)*                               $ 191,376,788
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $10,427,215)                              10,427,215
============================================================
    Total investments (cost $175,143,083)        201,804,003
============================================================
Receivables for:
  Investments sold                                 5,998,273
------------------------------------------------------------
  Fund shares sold                                   140,843
------------------------------------------------------------
  Dividends                                           23,987
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                27,100
------------------------------------------------------------
Other assets                                          33,155
============================================================
    Total assets                                 208,027,361
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            5,257,491
------------------------------------------------------------
  Fund shares reacquired                             663,500
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  32,411
------------------------------------------------------------
  Collateral upon return of securities loaned      6,790,375
------------------------------------------------------------
Accrued distribution fees                            104,705
------------------------------------------------------------
Accrued trustees' fees                                   941
------------------------------------------------------------
Accrued transfer agent fees                           26,248
------------------------------------------------------------
Accrued operating expenses                            79,804
============================================================
    Total liabilities                             12,955,475
============================================================
Net assets applicable to shares outstanding    $ 195,071,886
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 307,591,806
------------------------------------------------------------
Undistributed net investment income (loss)           (29,371)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (139,144,919)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               26,654,370
============================================================
                                               $ 195,071,886
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  99,261,624
____________________________________________________________
============================================================
Class B                                        $  70,420,726
____________________________________________________________
============================================================
Class C                                        $  24,503,049
____________________________________________________________
============================================================
Class R                                        $     876,607
____________________________________________________________
============================================================
Institutional Class                            $       9,880
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           10,934,912
____________________________________________________________
============================================================
Class B                                            8,033,455
____________________________________________________________
============================================================
Class C                                            2,794,530
============================================================
Class R                                               97,064
____________________________________________________________
============================================================
Institutional Class                                    1,085
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        9.08
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.08 divided by
      94.50%)                                  $        9.61
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        8.77
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        8.77
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        9.03
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $        9.11
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $6,544,219 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,918)          $   683,992
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $63,247)*                            153,142
=========================================================================
    Total investment income                                       837,134
=========================================================================

EXPENSES:

Advisory fees                                                   1,780,749
-------------------------------------------------------------------------
Administrative services fees                                       86,224
-------------------------------------------------------------------------
Custodian fees                                                     61,905
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         394,349
-------------------------------------------------------------------------
  Class B                                                         802,204
-------------------------------------------------------------------------
  Class C                                                         291,132
-------------------------------------------------------------------------
  Class R                                                           2,920
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        912,181
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              9
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             16,001
-------------------------------------------------------------------------
Other                                                             281,545
=========================================================================
    Total expenses                                              4,629,219
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (42,438)
=========================================================================
    Net expenses                                                4,586,781
=========================================================================
Net investment income (loss)                                   (3,749,647)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from investment securities                    9,151,671
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (2,975,847)
-------------------------------------------------------------------------
  Foreign currencies                                               (6,549)
=========================================================================
                                                               (2,982,396)
=========================================================================
Net gain from investment securities                             6,169,275
=========================================================================
Net increase in net assets resulting from operations          $ 2,419,628
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (3,749,647)   $ (2,955,493)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   9,151,671      14,307,340
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (2,982,396)     42,907,455
==========================================================================================
    Net increase in net assets resulting from operations         2,419,628      54,259,302
==========================================================================================
Share transactions-net:
  Class A                                                      (10,422,993)     18,339,848
------------------------------------------------------------------------------------------
  Class B                                                      (11,811,705)      1,788,121
------------------------------------------------------------------------------------------
  Class C                                                       (4,684,464)      5,771,210
------------------------------------------------------------------------------------------
  Class R                                                          676,095         197,900
------------------------------------------------------------------------------------------
  Institutional Class                                               10,000              --
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (26,233,067)     26,097,079
==========================================================================================
    Net increase (decrease) in net assets                      (23,813,439)     80,356,381
==========================================================================================

NET ASSETS:

  Beginning of year                                            218,885,325     138,528,944
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(29,371) and $(24,611), respectively)          $195,071,886    $218,885,325
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets plus 0.75% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.00%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $2,147.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $36,467 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $86,224 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $912,181 for Class A, Class B, Class C and Class R shares and $9 for Institutional Class shares and reimbursed fees for the Institutional Class shares of $4. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $394,349 $802,204, $291,132 and $2,920, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $77,275 in front-end sales commissions from the sale of Class A shares and $120, $12,045, $4,411 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 6,039,656     $ 60,161,675    $(64,382,911)         $ --          $1,818,420     $45,344        $ --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            6,039,656       60,161,675     (64,382,911)           --           1,818,420      44,551          --
===========================================================================================================================
  Subtotal       $12,079,312     $120,323,350    $(128,765,822)        $ --          $3,636,840     $89,895        $ --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 1,593,500     $ 86,506,068    $ (88,099,568)        $ --         $        --     $58,446        $ --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       19,094,475      (12,304,100)          --           6,790,375       4,801          --
===========================================================================================================================
  Subtotal       $ 1,593,500     $105,600,543    $(100,403,668)        $ --         $ 6,790,375     $63,247        $ --
===========================================================================================================================
  Total          $13,672,812     $225,923,893    $(229,169,490)        $ --         $10,427,215     $153,142       $ --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $2,622,166 and $702,736, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $3,820 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $3,820.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $5,035 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $6,544,219 were on loan to brokers. The loans were secured by cash collateral of $6,790,375 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $63,247 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
---------------------------------------------------------------------------
Unrealized appreciation -- investments                        $  25,453,299
---------------------------------------------------------------------------
Temporary book/tax differences                                      (29,371)
---------------------------------------------------------------------------
Capital loss carryforward                                      (137,943,848)
---------------------------------------------------------------------------
Shares of beneficial interest                                   307,591,806
===========================================================================
Total net assets                                              $ 195,071,886
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(6,550).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $8,876,974 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $    407,338
-----------------------------------------------------------------------------
October 31, 2009                                                  86,724,292
-----------------------------------------------------------------------------
October 31, 2010                                                  50,812,218
=============================================================================
Total capital loss carryforward                                 $137,943,848
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $358,096,030 and $382,393,967, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $29,338,178
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,878,329)
===============================================================================
Net unrealized appreciation of investment securities               $25,459,849
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $176,344,154.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $3,744,887 and shares of beneficial interest decreased by $3,744,887. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,366,280    $ 31,467,821     7,664,279    $ 58,252,871
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,689,471      15,326,444     3,281,689      24,068,217
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,055,967       9,613,286     1,644,878      12,124,964
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         79,652         742,690        25,518         209,495
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                           1,085          10,000            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        287,382       2,711,609       189,563       1,431,485
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (296,604)     (2,711,609)     (194,530)     (1,431,485)
======================================================================================================================
Reacquired:
  Class A                                                     (4,869,016)    (44,602,423)   (5,404,259)    (41,344,508)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,730,826)    (24,426,540)   (2,879,424)    (20,848,611)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,595,627)    (14,297,750)     (872,689)     (6,353,754)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (7,765)        (66,595)       (1,487)        (11,595)
======================================================================================================================
                                                              (3,020,001)   $(26,233,067)    3,453,538    $ 26,097,079
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.
(b)  Institutional Class shares commenced sales on April 30, 2004.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                      ----------------------------------------------------         OCTOBER 31,
                                                       2004             2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  8.92         $   6.54       $  8.58       $ 14.38           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.13)(a)        (0.11)(a)     (0.13)(a)     (0.11)(a)          (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.29             2.49         (1.91)        (5.69)              4.50
=================================================================================================================================
    Total from investment operations                     0.16             2.38         (2.04)        (5.80)              4.38
=================================================================================================================================
Net asset value, end of period                        $  9.08         $   8.92       $  6.54       $  8.58           $  14.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          1.79%           36.39%       (23.78)%      (40.33)%            43.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $99,262         $108,436       $63,463       $94,457           $114,913
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.74%(c)(d)      1.90%         1.83%         1.65%              1.63%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                (1.36)%(c)       (1.42)%       (1.49)%       (1.06)%            (0.76)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                167%             211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $112,671,098.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.76%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                       ---------------------------------------------------         OCTOBER 31,
                                                        2004            2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.68         $  6.40       $  8.45       $ 14.25           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.18)(a)       (0.15)(a)     (0.18)(a)     (0.18)(a)          (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.27            2.43         (1.87)        (5.62)              4.47
=================================================================================================================================
    Total from investment operations                      0.09            2.28         (2.05)        (5.80)              4.25
=================================================================================================================================
Net asset value, end of period                         $  8.77         $  8.68       $  6.40       $  8.45           $  14.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           1.04%          35.63%       (24.26)%      (40.70)%            42.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $70,421         $81,298       $58,654       $81,905           $103,893
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.39%(c)(d)     2.55%         2.48%         2.32%              2.32%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (2.01)%(c)      (2.07)%       (2.14)%       (1.73)%            (1.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 167%            211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $80,220,450.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                       ---------------------------------------------------         OCTOBER 31,
                                                        2004            2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.68         $  6.40       $  8.45       $ 14.26           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.18)(a)       (0.15)(a)     (0.18)(a)     (0.18)(a)         (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.27            2.43         (1.87)        (5.63)             4.48
=================================================================================================================================
    Total from investment operations                      0.09            2.28         (2.05)        (5.81)             4.26
=================================================================================================================================
Net asset value, end of period                         $  8.77         $  8.68       $  6.40       $  8.45           $ 14.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           1.04%          35.63%       (24.26)%      (40.74)%           42.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $24,503         $28,928       $16,404       $23,971           $29,969
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.39%(c)(d)     2.55%         2.48%         2.32%             2.32%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (2.01)%(c)      (2.07)%       (2.14)%       (1.73)%           (1.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 167%            211%          185%          173%              183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,113,161.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                               CLASS R
                                                              -----------------------------------------
                                                                                          JUNE 3, 2002
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2004           2003            2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $8.89          $ 6.54          $  8.73
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.14)(a)       (0.13)(a)        (0.05)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.28            2.48            (2.14)
=======================================================================================================
    Total from investment operations                           0.14            2.35            (2.19)
=======================================================================================================
Net asset value, end of period                                $9.03          $ 8.89          $  6.54
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                1.57%          35.93%          (25.09)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 877          $  224          $     7
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                        1.89%(c)(d)     2.05%            1.98%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets   (1.51)%(c)      (1.57)%          (1.64)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                      167%            211%             185%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $584,032.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.91%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 9.22
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.04)(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.07)
===================================================================================
    Total from investment operations                                   (0.11)
===================================================================================
Net asset value, end of period                                        $ 9.11
___________________________________________________________________________________
===================================================================================
Total return(b)                                                        (1.19)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   10
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 1.20%(c)(d)
===================================================================================
Ratio of net investment income (loss) to average net assets            (0.82)%
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                               167%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,671.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% (annualized).
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Select Basic Value Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Select Basic Value Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Select Basic Value Fund as of October 31, 2004, the results of its operations for the year then ended, the statements of changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

AIM SELECT BASIC VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2004


                                                                                             MARKET
                                                                                SHARES        VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS--98.73%

ADVERTISING--5.49%

Interpublic Group of Cos., Inc. (The)(a)                                         2,500      $30,650
---------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                 500       39,450
===================================================================================================
                                                                                             70,100
===================================================================================================

AEROSPACE & DEFENSE--1.85%

Honeywell International Inc.                                                       700       23,576
===================================================================================================

APPAREL RETAIL--2.50%

Gap, Inc. (The)                                                                  1,600       31,968
===================================================================================================

BUILDING PRODUCTS--2.15%

American Standard Cos. Inc.(a)                                                     750       27,427
===================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--5.72%

Ceridian Corp.(a)                                                                1,600       27,600
---------------------------------------------------------------------------------------------------
First Data Corp.                                                                 1,100       45,408
===================================================================================================
                                                                                             73,008
===================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--7.65%

Cendant Corp.                                                                    2,000       41,180
---------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                    350       16,643
---------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                  1,900       39,900
===================================================================================================
                                                                                             97,723
===================================================================================================

ENVIRONMENTAL SERVICES--3.12%

Waste Management, Inc.                                                           1,400       39,872
===================================================================================================

FOOD RETAIL--3.10%

Kroger Co. (The)(a)                                                              1,650       24,932
---------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                                    800       14,592
===================================================================================================
                                                                                             39,524
===================================================================================================

                                                                                             MARKET
                                                                                SHARES        VALUE
---------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--2.35%

Target Corp.                                                                       600      $30,012
===================================================================================================

HEALTH CARE DISTRIBUTORS--4.99%

Cardinal Health, Inc.                                                              850       39,738
---------------------------------------------------------------------------------------------------
McKesson Corp.                                                                     900       23,994
===================================================================================================
                                                                                             63,732
===================================================================================================

HEALTH CARE EQUIPMENT--2.59%

Waters Corp.(a)                                                                    800       33,032
===================================================================================================

HEALTH CARE FACILITIES--1.15%

HCA, Inc.                                                                          400       14,692
===================================================================================================

HEALTH CARE SERVICES--1.08%

IMS Health Inc.                                                                    650       13,767
===================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.99%

Starwood Hotels & Resorts Worldwide, Inc.                                          800       38,184
===================================================================================================

INDUSTRIAL CONGLOMERATES--4.64%

Tyco International Ltd. (Bermuda)                                                1,900       59,185
===================================================================================================

INVESTMENT BANKING & BROKERAGE--3.38%

Merrill Lynch & Co., Inc.                                                          800       43,152
===================================================================================================

LEISURE PRODUCTS--3.31%

Brunswick Corp.                                                                    900       42,228
===================================================================================================

MANAGED HEALTH CARE--3.15%

Anthem, Inc.(a)                                                                    500       40,200
===================================================================================================

OIL & GAS DRILLING--4.86%

Pride International, Inc.(a)                                                     1,450       26,796
---------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                                              1,000       35,250
===================================================================================================
                                                                                             62,046
===================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.84%

Weatherford International Ltd. (Bermuda)(a)                                        450       23,517
===================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--7.38%

Citigroup Inc.                                                                   1,100       48,807
---------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                             1,175       45,355
===================================================================================================
                                                                                             94,162
===================================================================================================

                                                                                             MARKET
                                                                                SHARES        VALUE
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS--8.37%

Pfizer Inc.                                                                      1,100   $   31,845
---------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                                                         687       50,402
---------------------------------------------------------------------------------------------------
Wyeth                                                                              620       24,583
===================================================================================================
                                                                                            106,830
===================================================================================================

PROPERTY & CASUALTY INSURANCE--2.53%

ACE Ltd. (Cayman Islands)                                                          850       32,351
===================================================================================================

SEMICONDUCTOR EQUIPMENT--1.62%

Novellus Systems, Inc.(a)                                                          800       20,728
===================================================================================================

SYSTEMS SOFTWARE--4.78%

Computer Associates International, Inc.                                          2,200       60,962
===================================================================================================

THRIFTS & MORTGAGE FINANCE--6.14%

Fannie Mae                                                                         775       54,366
---------------------------------------------------------------------------------------------------
Radian Group Inc.                                                                  500       23,965
===================================================================================================
                                                                                             78,331
===================================================================================================

Total Common Stocks (Cost $1,028,314)                                                     1,260,309
===================================================================================================

TOTAL INVESTMENTS--98.73%(Cost $1,028,314)                                                1,260,309
===================================================================================================
OTHER ASSETS LESS LIABILITIES--1.27%                                                         16,213
===================================================================================================
NET ASSETS--100.00%                                                                      $1,276,522
___________________________________________________________________________________________________
===================================================================================================


Notes to Schedule of Investments:




(a)  Non-income producing security.

(b) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at October 31, 2004 represented 4.00% of the Fund's Total Investments. See Note 1A.


See accompanying notes which are an integral part of the financial statements.

AIM SELECT BASIC VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004



ASSETS:

Investments, at market value (cost $1,028,314)                                                $1,260,309
--------------------------------------------------------------------------------------------------------
Cash                                                                                              18,783
--------------------------------------------------------------------------------------------------------
Receivables for:
   Dividends                                                                                       1,331
--------------------------------------------------------------------------------------------------------
   Amount due from advisor                                                                        16,241
--------------------------------------------------------------------------------------------------------
Other assets                                                                                         236
========================================================================================================
      Total assets                                                                             1,296,900
________________________________________________________________________________________________________
========================================================================================================
LIABILITIES:

Payables for investments purchased                                                                 4,678
--------------------------------------------------------------------------------------------------------
Accrued trustees' fees                                                                             2,467
--------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                                            7
--------------------------------------------------------------------------------------------------------
Accrued operating expenses                                                                        13,226
========================================================================================================
      Total liabilities                                                                           20,378
========================================================================================================
Net assets applicable to shares outstanding                                                   $1,276,522
========================================================================================================
NET ASSETS CONSIST OF:

   Shares of beneficial interest                                                                $982,776
--------------------------------------------------------------------------------------------------------
   Undistributed net realized gain from investment securities and foreign currencies              61,745
--------------------------------------------------------------------------------------------------------
   Unrealized appreciation of investment securities and foreign currencies                       232,001
========================================================================================================
                                                                                              $1,276,522
________________________________________________________________________________________________________
========================================================================================================
NET ASSETS:

Class A                                                                                         $510,606
________________________________________________________________________________________________________
========================================================================================================
Class B                                                                                         $382,958
________________________________________________________________________________________________________
========================================================================================================
Class C                                                                                         $382,958
________________________________________________________________________________________________________
========================================================================================================
SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                                                                           40,477
________________________________________________________________________________________________________
========================================================================================================
Class B                                                                                           30,357
________________________________________________________________________________________________________
========================================================================================================
Class C                                                                                           30,357
________________________________________________________________________________________________________
========================================================================================================
Class A :
   Net asset value per share                                                                      $12.61
--------------------------------------------------------------------------------------------------------
   Offering price per share:
      (Net asset value of $12.61 (divided by) 94.50%)                                             $13.34
________________________________________________________________________________________________________
========================================================================================================
Class B :
   Net asset value and offering price per share                                                   $12.62
________________________________________________________________________________________________________
========================================================================================================
Class C :
   Net asset value and offering price per share                                                   $12.62
________________________________________________________________________________________________________
========================================================================================================



See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
OCTOBER 31, 2004



INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $156)                                          $    13,424
=======================================================================================================
EXPENSES:
Advisory fees                                                                                     9,586
-------------------------------------------------------------------------------------------------------
Administrative services fees                                                                     50,000
-------------------------------------------------------------------------------------------------------
Custodian fees                                                                                    1,835
-------------------------------------------------------------------------------------------------------
Distribution fees:
-------------------------------------------------------------------------------------------------------
 Class A                                                                                          1,790
-------------------------------------------------------------------------------------------------------
 Class B                                                                                          3,834
-------------------------------------------------------------------------------------------------------
 Class C                                                                                          3,834
-------------------------------------------------------------------------------------------------------
Transfer agent fees                                                                                 211
-------------------------------------------------------------------------------------------------------
Trustees' fees                                                                                   10,687
-------------------------------------------------------------------------------------------------------
Professional fees                                                                                25,771
-------------------------------------------------------------------------------------------------------
Market timing and litigation fees                                                                17,399
-------------------------------------------------------------------------------------------------------
Other                                                                                             7,345
=======================================================================================================
      Total expenses                                                                            132,292
=======================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangements                         (109,930)
=======================================================================================================
      Net expenses                                                                               22,362
=======================================================================================================
Net investment income (loss)                                                                     (8,938)
=======================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) from:
   Investment securities                                                                         89,848
-------------------------------------------------------------------------------------------------------
   Foreign currencies                                                                                (2)
=======================================================================================================
                                                                                                 89,846
=======================================================================================================
Change in net unrealized appreciation of:
   Investment securities                                                                         16,783
-------------------------------------------------------------------------------------------------------
   Foreign currencies                                                                                 6
=======================================================================================================
                                                                                                 16,789
=======================================================================================================
Net gain from investment securities and foreign currencies                                      106,635
=======================================================================================================
Net increase in net assets resulting from operations                                        $    97,697
_______________________________________________________________________________________________________
=======================================================================================================


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003



                                                                                                   2004              2003
                                                                                                ----------        ----------
OPERATIONS:
   Net investment income (loss)                                                                 $   (8,938)       $   (7,616)
-----------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from investment securities and foreign currencies                       89,846            (7,698)
-----------------------------------------------------------------------------------------------------------------------------
   Change in net unrealized appreciation of investment securities and foreign currencies            16,789           281,016
=============================================================================================================================
      Net increase in net assets resulting from operations                                          97,697           265,702
=============================================================================================================================
Distributions to shareholders from net investment income:
   Class A                                                                                              --            (4,400)
-----------------------------------------------------------------------------------------------------------------------------
   Class B                                                                                              --            (3,300)
-----------------------------------------------------------------------------------------------------------------------------
   Class C                                                                                              --            (3,300)
=============================================================================================================================
   Decrease in net assets resulting from distributions                                                  --           (11,000)
=============================================================================================================================
Share transactions-net:
   Class A                                                                                              --             4,400
-----------------------------------------------------------------------------------------------------------------------------
   Class B                                                                                              --             3,300
-----------------------------------------------------------------------------------------------------------------------------
   Class C                                                                                              --             3,300
=============================================================================================================================
      Net increase in net assets resulting from share transactions                                      --            11,000
=============================================================================================================================
      Net increase in net assets                                                                    97,697           265,702
=============================================================================================================================
NET ASSETS:
   Beginning of year                                                                             1,178,825           913,123
=============================================================================================================================
   End of year (including undistributed net investment income
   (loss) of $0 and $(3,792), respectively)                                                     $1,276,522        $1,178,825
_____________________________________________________________________________________________________________________________
=============================================================================================================================



See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Basic Value Fund, formerly Basic Value II Fund, (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is currently not open to investors.

         The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

         Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

      Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

      The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the next $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.75% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $9,586 and reimbursed expenses of $72,639.

   For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $18,019 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $50,000 for such services.

         The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $211. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

         The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. Waivers may be modified or discontinued at any time. AIM Distributors waived all plan fees of $1,790, $3,834, and $3,834 for the Class A, Class B and Class C shares, respectively.

         Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $16 and credits in custodian fees of $212 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $228.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

         Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

         Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

         During the year ended October 31, 2004, the Fund paid legal fees of $4,268 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

         The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

         During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

         Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                   2004          2003
------------------------------------------------------------------------
Distributions paid from ordinary income         $     --      $   11,000
========================================================================

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets a tax basis were as follows:

                                                      2004
-------------------------------------------------------------
Undistributed long-term gain                      $    61,745
-------------------------------------------------------------
Unrealized appreciation - investments                 232,001
-------------------------------------------------------------
Shares of beneficial interest                         982,776
=============================================================
Total net assets                                  $ 1,276,522
_____________________________________________________________
=============================================================

         The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $6.

         Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

         The Fund utilized $28,102 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes.

         The Fund had no capital loss carryforward as of October 31, 2004.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $235,807 and $260,695, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities            $ 277,994
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (45,999)
===============================================================================
Net unrealized appreciation of investment securities                  $ 231,995
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of nondeductible excise tax paid and net operating losses, on October 31, 2004, undistributed net investment income was increased by $12,730, undistributed net realized gain
(loss) was increased by $1 and shares of beneficial interest decreased by $12,731. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of three different classes of shares that are not available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(a)
-----------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                           ----------------------------------------------------------------------
                                                        2004                                   2003
                                           ---------------------------------   ----------------------------------
                                               SHARES             AMOUNT             SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                            --          $      --                476          $    4,400
-----------------------------------------------------------------------------------------------------------------
  Class B                                            --                 --                356               3,300
-----------------------------------------------------------------------------------------------------------------
  Class C                                            --                 --                356               3,300
=================================================================================================================
                                                     --          $      --              1,188          $   11,000
_________________________________________________________________________________________________________________
=================================================================================================================
(a) Currently, the Fund is not open to investors.  All shares are owned by AIM.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                             CLASS A
                                                                         -----------------------------------------------
                                                                                                         AUGUST 30, 2002
                                                                                                        (DATE OPERATIONS
                                                                            YEAR ENDED OCTOBER 31,        COMMENCED) TO
                                                                          --------------------------        OCTOBER 31
                                                                            2004               2003            2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 11.65            $  9.13         $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                            (0.09)             (0.07)          (0.01)
------------------------------------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized and unrealized)          1.05               2.70           (0.86)
========================================================================================================================
     Total from investment operations                                        0.96               2.63           (0.87)
========================================================================================================================
Less dividends from net investment income                                      --              (0.11)             --
========================================================================================================================
Net asset value, end of period                                            $ 12.61            $ 11.65         $  9.13
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                              8.24%             29.12%          (8.70)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                  $   511            $   472         $   365
========================================================================================================================
Ratio of expenses to average net assets:
    With fee waivers and/or expense reimbursements                           1.77%(b)           1.83%           1.75%(c)
------------------------------------------------------------------------------------------------------------------------
    Without fee waivers and/or expense reimbursements                        9.96%(b)          10.27%          23.74%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income (loss) to average net assets                 (0.70)%(b)         (0.75)%         (0.49)%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(d)                                                     19%                20%              4%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are based on average daily net assets of $511,233.

(c) Annualized.

(d) Not annualized for periods less than one year.


                                                                                            CLASS B
                                                                          ----------------------------------------------
                                                                                                         AUGUST 30, 2002
                                                                                                        (DATE OPERATIONS
                                                                            YEAR ENDED OCTOBER 31,        COMMENCED) TO
                                                                          --------------------------        OCTOBER 31
                                                                            2004               2003            2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 11.65            $  9.13         $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                            (0.09)             (0.07)          (0.01)
------------------------------------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized and unrealized)          1.06               2.70           (0.86)
========================================================================================================================
     Total from investment operations                                        0.97               2.63           (0.87)
========================================================================================================================
Less dividends from net investment income                                      --              (0.11)             --
========================================================================================================================
Net asset value, end of period                                            $ 12.62            $ 11.65         $  9.13
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                              8.33%             29.12%          (8.70)%
Ratios/supplemental data:
________________________________________________________________________________________________________________________
========================================================================================================================
Net assets, end of period (000s omitted)                                  $   383            $   354         $   274
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
    With fee waivers and/or expense reimbursements                           1.77%(b)           1.83%           1.75%(c)
------------------------------------------------------------------------------------------------------------------------
    Without fee waivers and/or expense reimbursements                       10.61%(b)          10.92%          24.39%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income (loss) to average net assets                 (0.70)%(b)         (0.75)%         (0.49)%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(d)                                                     19%                20%              4%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are based on average daily net assets of $383,430.

(c) Annualized.

(d) Not annualized for periods less than one year.


                                                                                          CLASS C
                                                                          ----------------------------------------------
                                                                                                         AUGUST 30, 2002
                                                                                                        (DATE OPERATIONS
                                                                            YEAR ENDED OCTOBER 31,        COMMENCED) TO
                                                                          --------------------------        OCTOBER 31
                                                                            2004               2003            2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 11.65            $  9.13         $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                            (0.09)             (0.07)          (0.01)
------------------------------------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized and unrealized)          1.06               2.70           (0.86)
========================================================================================================================
     Total from investment operations                                        0.97               2.63           (0.87)
========================================================================================================================
Less dividends from net investment income                                      --              (0.11)             --
========================================================================================================================
Net asset value, end of period                                            $ 12.62            $ 11.65         $  9.13
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                              8.33%             29.12%          (8.70)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                  $   383            $   354         $   274
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
    With fee waivers and/or expense reimbursements                           1.77%(b)           1.83%           1.75%(c)
------------------------------------------------------------------------------------------------------------------------
    Without fee waivers and/or expense reimbursements                       10.61%(b)          10.92%          24.39%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income (loss) to average net assets                 (0.70)%(b)         (0.75)%         (0.49)%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(d)                                                     19%                20%              4%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are based on average daily net assets of $383,430.

(c) Annualized.

(d) Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM

Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Weingarten Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.24%

AEROSPACE & DEFENSE-2.24%

Boeing Co. (The)                                  350,000   $   17,465,000
--------------------------------------------------------------------------
General Dynamics Corp.                            150,000       15,318,000
--------------------------------------------------------------------------
Honeywell International Inc.                      600,000       20,208,000
==========================================================================
                                                                52,991,000
==========================================================================

AIR FREIGHT & LOGISTICS-0.58%

FedEx Corp.                                       150,000       13,668,000
==========================================================================

APPAREL RETAIL-1.65%

Chico's FAS, Inc.(a)(b)                           400,000       16,012,000
--------------------------------------------------------------------------
Gap, Inc. (The)                                 1,150,000       22,977,000
==========================================================================
                                                                38,989,000
==========================================================================

APPLICATION SOFTWARE-1.76%

Amdocs Ltd. (United Kingdom)(a)                 1,200,000       30,180,000
--------------------------------------------------------------------------
Intuit Inc.(a)                                    250,000       11,340,000
==========================================================================
                                                                41,520,000
==========================================================================

BIOTECHNOLOGY-3.13%

Biogen Idec Inc.(a)                               400,000       23,264,000
--------------------------------------------------------------------------
Genentech, Inc.(a)                                600,000       27,318,000
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          675,000       23,375,250
==========================================================================
                                                                73,957,250
==========================================================================

BROADCASTING & CABLE TV-0.79%

Univision Communications Inc.-Class A(a)          600,000       18,576,000
==========================================================================

COMMUNICATIONS EQUIPMENT-6.69%

Avaya Inc.(a)                                     475,000        6,840,000
--------------------------------------------------------------------------
Cisco Systems, Inc.(a)                          2,500,000       48,025,000
--------------------------------------------------------------------------
Motorola, Inc.                                  2,000,000       34,520,000
--------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                         1,500,000       23,130,000
--------------------------------------------------------------------------
QUALCOMM Inc.                                     400,000       16,724,000
--------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)               325,000       28,665,000
==========================================================================
                                                               157,904,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.75%

Best Buy Co., Inc.                                300,000       17,766,000
==========================================================================

COMPUTER HARDWARE-4.47%

Apple Computer, Inc.(a)                           675,000       35,457,750
--------------------------------------------------------------------------
Dell Inc.(a)                                    1,500,000       52,590,000
--------------------------------------------------------------------------
PalmOne, Inc.(a)(c)                               600,000       17,382,000
==========================================================================
                                                               105,429,750
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


COMPUTER STORAGE & PERIPHERALS-1.06%

Lexmark International, Inc.-Class A(a)            300,000   $   24,933,000
==========================================================================

CONSUMER FINANCE-2.27%

American Express Co.                              550,000       29,188,500
--------------------------------------------------------------------------
MBNA Corp.                                        950,000       24,348,500
==========================================================================
                                                                53,537,000
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.66%

Alliance Data Systems Corp.(a)                     62,100        2,625,588
--------------------------------------------------------------------------
Automatic Data Processing, Inc.                   300,000       13,017,000
==========================================================================
                                                                15,642,588
==========================================================================

DEPARTMENT STORES-3.83%

J.C. Penney Co., Inc.                             650,000       22,483,500
--------------------------------------------------------------------------
Kohl's Corp.(a)                                 1,000,000       50,760,000
--------------------------------------------------------------------------
Nordstrom, Inc.                                   400,000       17,272,000
==========================================================================
                                                                90,515,500
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.67%

Apollo Group, Inc.-Class A(a)                     175,000       11,550,000
--------------------------------------------------------------------------
Cendant Corp.                                   2,500,000       51,475,000
==========================================================================
                                                                63,025,000
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.41%

Rockwell Automation, Inc.                         800,000       33,352,000
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.70%

Agilent Technologies, Inc.(a)                   1,600,000       40,096,000
==========================================================================

FOOTWEAR-1.03%

NIKE, Inc.-Class B                                300,000       24,393,000
==========================================================================

GENERAL MERCHANDISE STORES-2.01%

Target Corp.                                      950,000       47,519,000
==========================================================================

HEALTH CARE EQUIPMENT-1.51%

Bard (C.R.), Inc.                                 300,000       17,040,000
--------------------------------------------------------------------------
Waters Corp.(a)                                   450,000       18,580,500
==========================================================================
                                                                35,620,500
==========================================================================

HEALTH CARE SERVICES-1.37%

Caremark Rx, Inc.(a)                              550,000       16,483,500
--------------------------------------------------------------------------
IMS Health Inc.                                   750,000       15,885,000
==========================================================================
                                                                32,368,500
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HEALTH CARE SUPPLIES-1.06%

Alcon, Inc. (Switzerland)                         350,000   $   24,920,000
==========================================================================

HOME IMPROVEMENT RETAIL-0.87%

Home Depot, Inc. (The)                            500,000       20,540,000
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.01%

Starwood Hotels & Resorts Worldwide, Inc.         500,000       23,865,000
==========================================================================

HOUSEHOLD PRODUCTS-1.73%

Procter & Gamble Co. (The)                        800,000       40,944,000
==========================================================================

HOUSEWARES & SPECIALTIES-1.08%

Fortune Brands, Inc.                              350,000       25,487,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-1.22%

Costco Wholesale Corp.                            600,000       28,764,000
==========================================================================

INDUSTRIAL CONGLOMERATES-4.45%

3M Co.                                            150,000       11,635,500
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               3,000,000       93,450,000
==========================================================================
                                                               105,085,500
==========================================================================

INDUSTRIAL MACHINERY-2.81%

Danaher Corp.                                     600,000       33,078,000
--------------------------------------------------------------------------
Eaton Corp.                                       200,000       12,790,000
--------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)              300,000       20,532,000
==========================================================================
                                                                66,400,000
==========================================================================

INTEGRATED OIL & GAS-1.33%

BP PLC-ADR (United Kingdom)                       175,000       10,193,750
--------------------------------------------------------------------------
ChevronTexaco Corp.                               200,000       10,612,000
--------------------------------------------------------------------------
ConocoPhillips                                    125,000       10,538,750
==========================================================================
                                                                31,344,500
==========================================================================

INTERNET RETAIL-1.88%

Amazon.com, Inc.(a)                               300,000       10,239,000
--------------------------------------------------------------------------
eBay Inc.(a)                                      350,000       34,163,500
==========================================================================
                                                                44,402,500
==========================================================================

INTERNET SOFTWARE & SERVICES-3.49%

Google Inc.-Class A(a)(c)                         100,000       19,070,500
--------------------------------------------------------------------------
Yahoo! Inc.(a)                                  1,750,000       63,332,500
==========================================================================
                                                                82,403,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.85%

Goldman Sachs Group, Inc. (The)                   400,000       39,352,000
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     300,000       24,645,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         500,000       26,970,000
==========================================================================
                                                                90,967,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


MANAGED HEALTH CARE-3.90%

Aetna Inc.                                        600,000   $   57,000,000
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           485,000       35,114,000
==========================================================================
                                                                92,114,000
==========================================================================

MOTORCYCLE MANUFACTURERS-0.73%

Harley-Davidson, Inc.                             300,000       17,271,000
==========================================================================

MOVIES & ENTERTAINMENT-0.86%

Walt Disney Co. (The)                             800,000       20,176,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.65%

Varco International, Inc.(a)                      550,000       15,224,000
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.67%

Citigroup Inc.                                    550,000       24,403,500
--------------------------------------------------------------------------
JPMorgan Chase & Co.                            1,000,000       38,600,000
==========================================================================
                                                                63,003,500
==========================================================================

PERSONAL PRODUCTS-3.62%

Avon Products, Inc.                               450,000       17,797,500
--------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              900,000       38,655,000
--------------------------------------------------------------------------
Gillette Co. (The)                                700,000       29,036,000
==========================================================================
                                                                85,488,500
==========================================================================

PHARMACEUTICALS-6.35%

Johnson & Johnson                                 800,000       46,704,000
--------------------------------------------------------------------------
Lilly (Eli) & Co.                                 250,000       13,727,500
--------------------------------------------------------------------------
Pfizer Inc.                                     1,200,000       34,740,000
--------------------------------------------------------------------------
Sepracor Inc.(a)(c)                               500,000       22,965,000
--------------------------------------------------------------------------
Wyeth                                             800,000       31,720,000
==========================================================================
                                                               149,856,500
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.61%

Allstate Corp. (The)                              300,000       14,427,000
==========================================================================

RESTAURANTS-2.34%

McDonald's Corp.                                1,000,000       29,150,000
--------------------------------------------------------------------------
Yum! Brands, Inc.                                 600,000       26,100,000
==========================================================================
                                                                55,250,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.65%

Novellus Systems, Inc.(a)                       1,500,000       38,865,000
==========================================================================

SEMICONDUCTORS-2.69%

Analog Devices, Inc.                              900,000       36,234,000
--------------------------------------------------------------------------
Microchip Technology Inc.                         900,000       27,225,000
==========================================================================
                                                                63,459,000
==========================================================================

SOFT DRINKS-0.84%

PepsiCo, Inc.                                     400,000       19,832,000
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

SPECIALTY CHEMICALS-0.57%

Ecolab Inc.                                       400,000   $   13,540,000
==========================================================================

SYSTEMS SOFTWARE-3.81%

Microsoft Corp.                                   850,000       23,791,500
--------------------------------------------------------------------------
Oracle Corp.(a)                                 1,600,000       20,256,000
--------------------------------------------------------------------------
Symantec Corp.(a)                                 500,000       28,470,000
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                         800,000       17,504,000
==========================================================================
                                                                90,021,500
==========================================================================

THRIFTS & MORTGAGE FINANCE-0.59%

Fannie Mae                                        200,000       14,030,000
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,847,833,159)                        2,319,483,588
==========================================================================

MONEY MARKET FUNDS-0.55%

Liquid Assets Portfolio-Institutional
  Class(d)                                      6,546,085        6,546,085
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

STIC Prime Portfolio-Institutional Class(d)     6,546,085   $    6,546,085
==========================================================================
    Total Money Market Funds (Cost
      $13,092,170)                                              13,092,170
==========================================================================
TOTAL INVESTMENTS-98.79% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,860,925,329)                                            2,332,575,758
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.74%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  40,952,850       40,952,850
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $40,952,850)                                        40,952,850
==========================================================================
TOTAL INVESTMENTS-100.53% (Cost
  $1,901,878,179)                                            2,373,528,608
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.53%)                          (12,485,091)
==========================================================================
NET ASSETS-100.00%                                          $2,361,043,517
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1H and Note 9.
(c) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $1,847,833,159)*                           $ 2,319,483,588
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $54,045,020)                        54,045,020
============================================================
  Total investments (cost $1,901,878,179)      2,373,528,608
============================================================
Receivables for:
  Investments sold                                50,411,057
------------------------------------------------------------
  Fund shares sold                                   448,667
------------------------------------------------------------
  Dividends                                        1,592,101
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  269,768
------------------------------------------------------------
Other assets                                         104,007
============================================================
     Total assets                              2,426,354,208
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           15,055,134
------------------------------------------------------------
  Fund shares reacquired                           5,956,291
------------------------------------------------------------
  Options written, at market value
     (premiums received $421,040)                    397,500
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                534,825
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       40,952,850
------------------------------------------------------------
Accrued distribution fees                            865,367
------------------------------------------------------------
Accrued trustees' fees                                 3,163
------------------------------------------------------------
Accrued transfer agent fees                          963,599
------------------------------------------------------------
Accrued operating expenses                           581,962
============================================================
     Total liabilities                            65,310,691
============================================================
Net assets applicable to shares outstanding  $ 2,361,043,517
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 5,229,262,118
------------------------------------------------------------
Undistributed net investment income (loss)          (484,385)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (3,339,408,185)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      471,673,969
============================================================
                                             $ 2,361,043,517
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $ 1,844,930,443
____________________________________________________________
============================================================
Class B                                      $   434,572,230
____________________________________________________________
============================================================
Class C                                      $    78,330,084
____________________________________________________________
============================================================
Class R                                      $     1,448,080
____________________________________________________________
============================================================
Institutional Class                          $     1,762,680
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          153,486,063
____________________________________________________________
============================================================
Class B                                           39,386,838
____________________________________________________________
============================================================
Class C                                            7,092,782
____________________________________________________________
============================================================
Class R                                              121,135
____________________________________________________________
============================================================
Institutional Class                                  138,489
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         12.02
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.02 divided by
       94.50%)                               $         12.72
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $         11.03
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $         11.04
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                   $         11.95
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $         12.73
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $39,055,836 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $168,938)        $  18,735,081
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $91,112)*                              336,832
===========================================================================
    Total investment income                                      19,071,913
===========================================================================

EXPENSES:

Advisory fees                                                    17,028,857
---------------------------------------------------------------------------
Administrative services fees                                        533,540
---------------------------------------------------------------------------
Custodian fees                                                      272,422
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         6,122,534
---------------------------------------------------------------------------
  Class B                                                         5,114,549
---------------------------------------------------------------------------
  Class C                                                           873,155
---------------------------------------------------------------------------
  Class R                                                             5,355
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        9,316,175
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            1,931
---------------------------------------------------------------------------
Trustees' fees and retirement benefits                               61,515
---------------------------------------------------------------------------
Other                                                             1,785,513
===========================================================================
    Total expenses                                               41,115,546
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (276,057)
===========================================================================
    Net expenses                                                 40,839,489
===========================================================================
Net investment income (loss)                                    (21,767,576)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         236,255,290
---------------------------------------------------------------------------
  Foreign currencies                                                     24
===========================================================================
                                                                236,255,314
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (114,844,681)
---------------------------------------------------------------------------
  Foreign currencies                                                     (7)
---------------------------------------------------------------------------
  Option contracts written                                           23,540
===========================================================================
                                                               (114,821,148)
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              121,434,166
===========================================================================
Net increase in net assets resulting from operations          $  99,666,590
___________________________________________________________________________
===========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (21,767,576)   $  (22,244,366)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and options contracts                     236,255,314      (152,819,227)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (114,821,148)      703,701,978
==============================================================================================
    Net increase in net assets resulting from operations          99,666,590       528,638,385
==============================================================================================
Share transactions-net:
  Class A                                                       (395,056,301)     (354,029,189)
----------------------------------------------------------------------------------------------
  Class B                                                       (138,803,397)      (78,758,321)
----------------------------------------------------------------------------------------------
  Class C                                                        (15,793,039)      (11,803,823)
----------------------------------------------------------------------------------------------
  Class R                                                          1,126,374           190,176
----------------------------------------------------------------------------------------------
  Institutional Class                                               (547,138)          (83,682)
==============================================================================================
  Net increase (decrease) in net assets resulting from share
    transactions                                                (549,073,501)     (444,484,839)
==============================================================================================
  Net increase (decrease) in net assets                         (449,406,911)       84,153,546
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,810,450,428     2,726,296,882
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(484,385) and $(462,775), respectively)        $2,361,043,517    $2,810,450,428
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $5,987. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $227,266 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $533,540 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $9,316,175 for Class A, Class B, Class C and Class R shares and $1,931 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $6,122,534, $5,114,549, $873,155 and $5,355, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $252,306 in front-end sales commissions from the sale of Class A shares and $1,900, $55,846, $6,948 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                   MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                 10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $36,428,079     $  401,226,654    $  (431,108,648)       $   --        $ 6,546,085     $124,213        $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             36,428,079        401,226,654       (431,108,648)           --          6,546,085      121,507            --
==================================================================================================================================
  Subtotal         $72,856,158     $  802,453,308    $  (862,217,296)       $   --        $13,092,170     $245,720        $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                   MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                 10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $38,996,800     $  574,759,331    $  (613,756,131)       $   --        $        --     $ 79,923        $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                     --        125,196,850        (84,244,000)           --         40,952,850     $ 11,189            --
==================================================================================================================================
  Subtotal         $38,996,800     $  699,956,181    $  (698,000,131)       $   --        $40,952,850     $ 91,112        $   --
==================================================================================================================================
  Total            $111,852,958    $1,502,409,489    $(1,560,217,427)       $   --        $54,045,020     $336,832        $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $79,267,272 and $21,738,445, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $42,804 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $42,804.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $13,966 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $39,055,836 were on loan to brokers. The loans were secured by cash collateral of $40,952,850 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $91,112 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of year                                                  --      $     --
-----------------------------------------------------------------------------------
Written                                                         3,000       421,040
===================================================================================
End of year                                                     3,000      $421,040
___________________________________________________________________________________
===================================================================================

                                             OPEN OPTIONS WRITTEN AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             OCTOBER 31, 2004
                                              CONTRACT    STRIKE    NUMBER OF    PREMIUMS         MARKET          UNREALIZED
                   CALLS                       MONTH      PRICE     CONTRACTS    RECEIVED         VALUE          APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.                              Nov-04     $40.0       3,000      $421,040        $397,500          $23,540
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $   450,268,418
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (484,385)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (3,318,002,634)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   5,229,262,118
=============================================================================
Total net assets                                              $ 2,361,043,517
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses on certain straddles. The tax-basis unrealized appreciation on investments amount includes appreciation on option contracts of $23,539.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $200,737,719 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                       CARRYFORWARD
------------------------------------------------------------------------------
October 31, 2009                                                $2,358,363,619
------------------------------------------------------------------------------
October 31, 2010                                                   763,027,747
------------------------------------------------------------------------------
October 31, 2011                                                   196,611,268
==============================================================================
Total capital loss carryforward                                 $3,318,002,634
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $1,931,481,698 and $2,445,456,487, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $466,806,274
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (16,561,395)
==============================================================================
Net unrealized appreciation of investment securities             $450,244,879
______________________________________________________________________________
==============================================================================


Cost of investments for tax purposes is $1,923,283,729.

NOTE 12--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2004, undistributed net investment income increased by $21,745,966, undistributed net realized gain
(loss) was decreased by $25 and shares of beneficial interest decreased by $21,745,941. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,161,430    $  74,474,713     10,192,956    $ 102,256,843
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,836,554       31,535,843      5,051,931       47,044,808
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,109,204       12,390,482      1,715,252       15,941,057
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         139,257        1,669,192         23,136          234,973
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              13,498          172,948         16,638          177,847
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       4,502,782       54,704,748      1,369,192       14,331,798
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,888,349)     (54,704,748)    (1,477,850)     (14,331,798)
==========================================================================================================================
Reacquired:
  Class A                                                     (43,655,916)    (524,235,762)   (47,251,093)    (470,617,830)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,449,964)    (115,634,492)   (12,154,199)    (111,471,331)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,535,106)     (28,183,521)    (2,990,841)     (27,744,880)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (45,049)        (542,818)        (4,184)         (44,797)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (56,324)        (720,086)       (25,361)        (261,529)
==========================================================================================================================
                                                              (46,867,983)   $(549,073,501)   (45,534,423)   $(444,484,839)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 17% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                       ---------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                       ---------------------------------------------------------------------
                                                          2004             2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    11.59       $     9.47    $    12.65    $    28.16    $    28.31
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.08)(a)        (0.07)        (0.07)(a)      (0.10)       (0.14)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.51             2.19         (3.11)       (11.87)         3.18
============================================================================================================================
    Total from investment operations                         0.43             2.12         (3.18)       (11.97)         3.04
============================================================================================================================
Less distributions from net realized gains                     --               --            --         (3.54)        (3.19)
============================================================================================================================
Net asset value, end of period                         $    12.02       $    11.59    $     9.47    $    12.65    $    28.16
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                              3.71%           22.39%       (25.14)%      (47.38)%       10.61%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $1,844,930       $2,160,823    $2,104,660    $4,001,552    $8,948,781
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.39%(c)         1.47%         1.33%         1.21%         1.03%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.40%(c)         1.47%         1.33%         1.22%         1.07%
============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.67)%(c)       (0.68)%       (0.64)%       (0.56)%       (0.45)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                        74%             111%          217%          240%          145%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,040,844,523.

                                                                                     CLASS B
                                                       -------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------------
                                                         2004             2003          2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  10.71         $   8.82      $  11.86      $  26.82    $    27.29
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.15)(a)        (0.14)        (0.15)(a)     (0.21)        (0.36)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.47             2.03         (2.89)       (11.21)         3.08
==========================================================================================================================
    Total from investment operations                       0.32             1.89         (3.04)       (11.42)         2.72
==========================================================================================================================
Less distributions from net realized gains                   --               --            --         (3.54)        (3.19)
==========================================================================================================================
Net asset value, end of period                         $  11.03         $  10.71      $   8.82      $  11.86    $    26.82
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                            2.99%           21.43%       (25.63)%      (47.75)%        9.76%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $434,572         $555,779      $533,224      $922,476    $1,927,514
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.09%(c)         2.17%         2.04%         1.92%         1.78%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.10%(c)         2.17%         2.04%         1.93%         1.82%
==========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.37)%(c)       (1.38)%       (1.34)%       (1.27)%       (1.20)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                      74%             111%          217%          240%          145%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $511,454,890.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                               2004          2003       2002        2001        2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.72       $  8.83    $ 11.87    $  26.85    $  27.30
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(a)     (0.14)     (0.15)(a)    (0.21)     (0.36)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.47          2.03      (2.89)     (11.23)       3.10
======================================================================================================================
    Total from investment operations                             0.32          1.89      (3.04)     (11.44)       2.74
======================================================================================================================
Less distributions from net realized gains                         --            --         --       (3.54)      (3.19)
======================================================================================================================
Net asset value, end of period                                $ 11.04       $ 10.72    $  8.83    $  11.87    $  26.85
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  2.99%        21.40%    (25.61)%    (47.77)%      9.83%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $78,330       $91,325    $86,455    $150,604    $301,590
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.09%(c)      2.17%      2.04%       1.92%       1.78%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.10%(c)      2.17%      2.04%       1.93%       1.82%
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.37)%(c)    (1.38)%    (1.34)%     (1.27)%     (1.20)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            74%          111%       217%        240%        145%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $87,315,520.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                                2004          2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.56       $ 9.47       $ 11.36
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(a)    (0.06)        (0.03)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.49         2.15         (1.86)
====================================================================================================
    Total from investment operations                              0.39         2.09         (1.89)
====================================================================================================
Net asset value, end of period                                $  11.95       $11.56       $  9.47
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                   3.37%       22.07%       (16.64)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  1,448       $  311       $    76
====================================================================================================
Ratio of expenses to average net assets                           1.59%(c)(d)   1.67%        1.53%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets      (0.87)%(c)   (0.88)%       (0.84)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                             74%         111%          217%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,071,094.
(d) After fee waivers and/or expense reimbursements. Ratio of expense to average net asset prior to fee waivers and/or expense reimbursements is 1.60%.
(e)  Annualized.

                                                                             INSTITUTIONAL CLASS
                                                              --------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------
                                                               2004         2003      2002      2001      2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.20       $ 9.91    $13.16    $29.00    $ 28.96
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)(a)     0.00     (0.01)(a)  (0.01)    (0.06)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.54         2.29     (3.24)   (12.29)      3.29
================================================================================================================
    Total from investment operations                            0.53         2.29     (3.25)   (12.30)      3.23
================================================================================================================
Less distributions from net realized gains                        --           --        --     (3.54)     (3.19)
================================================================================================================
Net asset value, end of period                                $12.73       $12.20    $ 9.91    $13.16    $ 29.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                 4.34%       23.11%   (24.70)%  (47.11)%    11.07%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,763       $2,213    $1,883    $7,667    $18,634
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.84%(c)     0.78%     0.82%     0.69%      0.64%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.85%(c)     0.78%     0.82%     0.70%      0.68%
================================================================================================================
Ratio of net investment income (loss) to average net assets   (0.12)%(c)     0.01%    (0.12)%   (0.04)%    (0.04)%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                           74%         111%      217%      240%       145%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $1,931,035.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.65%

ADVERTISING-1.51%

Lamar Advertising Co.-Class A(a)                  700,000   $   26,166,000
==========================================================================

AEROSPACE & DEFENSE-0.72%

L-3 Communications Holdings, Inc.                 175,000       12,419,750
==========================================================================

APPAREL RETAIL-1.26%

Aeropostale, Inc.(a)                              400,000       11,172,000
--------------------------------------------------------------------------
Hot Topic, Inc.(a)                                531,000       10,614,690
==========================================================================
                                                                21,786,690
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.71%

Fossil, Inc.(a)                                   530,000       12,327,800
==========================================================================

APPLICATION SOFTWARE-2.22%

Amdocs Ltd. (United Kingdom)(a)                   400,000       10,684,000
--------------------------------------------------------------------------
BEA Systems, Inc.(a)                            1,250,000        8,625,000
--------------------------------------------------------------------------
Synopsys, Inc.(a)                                 579,947        9,534,329
--------------------------------------------------------------------------
TIBCO Software Inc.(a)                          1,350,000        9,639,000
==========================================================================
                                                                38,482,329
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.84%

Affiliated Managers Group, Inc.(a)                250,000       15,632,500
--------------------------------------------------------------------------
Investors Financial Services Corp.                850,000       35,657,500
--------------------------------------------------------------------------
Nuveen Investments-Class A                        443,700       15,081,363
==========================================================================
                                                                66,371,363
==========================================================================

BIOTECHNOLOGY-3.75%

Amylin Pharmaceuticals, Inc.(a)                   675,000       11,475,000
--------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)                   370,000        8,506,300
--------------------------------------------------------------------------
MedImmune, Inc.(a)                                500,000       12,685,000
--------------------------------------------------------------------------
Neurocrine Biosciences, Inc.(a)                   350,000       12,236,000
--------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                      165,000        7,810,275
--------------------------------------------------------------------------
QLT Inc. (Canada)(a)(b)                         1,130,000       12,113,600
==========================================================================
                                                                64,826,175
==========================================================================

BREWERS-0.71%

Molson Coors Brewing Co.-Class B                  200,000       12,350,000
==========================================================================

BROADCASTING & CABLE TV-2.92%

Radio One, Inc.-Class D(a)                      1,100,000       14,377,000
--------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)        1,375,000       36,148,750
==========================================================================
                                                                50,525,750
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


BUILDING PRODUCTS-1.08%

American Standard Cos. Inc.                       300,000   $   13,413,000
--------------------------------------------------------------------------
York International Corp.                          135,000        5,282,550
==========================================================================
                                                                18,695,550
==========================================================================

CASINOS & GAMING-1.25%

Aztar Corp.(a)                                    400,000       10,924,000
--------------------------------------------------------------------------
International Game Technology                     400,000       10,756,000
==========================================================================
                                                                21,680,000
==========================================================================

COMMUNICATIONS EQUIPMENT-1.00%

Juniper Networks, Inc.(a)                         625,000       14,118,750
--------------------------------------------------------------------------
Tekelec(a)                                        231,169        3,146,210
==========================================================================
                                                                17,264,960
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.87%

Best Buy Co., Inc.                                300,000       15,102,000
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.97%

Brocade Communications Systems, Inc.(a)         1,500,000        6,540,000
--------------------------------------------------------------------------
Electronics for Imaging, Inc.(a)                  625,000       10,262,500
==========================================================================
                                                                16,802,500
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.48%

Terex Corp.(a)                                    224,000        8,373,120
==========================================================================

CONSUMER ELECTRONICS-0.45%

Harman International Industries, Inc.             100,000        7,858,000
==========================================================================

CONSUMER FINANCE-0.62%

SLM Corp.                                         225,000       10,719,000
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-7.89%

Affiliated Computer Services, Inc.-Class A(a)     350,000       16,684,500
--------------------------------------------------------------------------
Alliance Data Systems Corp.(a)                  1,000,000       40,400,000
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   575,000       24,322,500
--------------------------------------------------------------------------
Iron Mountain Inc.(a)                             825,000       24,502,500
--------------------------------------------------------------------------
Paychex, Inc.                                   1,000,000       30,600,000
==========================================================================
                                                               136,509,500
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.95%

ARAMARK Corp.-Class B                             600,000       14,706,000
--------------------------------------------------------------------------
Career Education Corp.(a)                         267,000        8,394,480
--------------------------------------------------------------------------
ChoicePoint Inc.(a)                               471,500       18,610,105
--------------------------------------------------------------------------
Cintas Corp.                                      450,000       17,365,500
--------------------------------------------------------------------------
CoStar Group Inc.(a)                              205,000        8,107,750
--------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-(CONTINUED)

Jackson Hewitt Tax Service Inc.                   625,000   $   11,512,500
--------------------------------------------------------------------------
Sirva Inc.(a)                                   1,000,000        6,980,000
==========================================================================
                                                                85,676,335
==========================================================================

ELECTRIC UTILITIES-0.60%

DPL Inc.                                          405,000       10,303,200
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.60%

EnerSys(a)                                      1,100,000       10,373,000
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.56%

Amphenol Corp.-Class A                            250,000        9,860,000
--------------------------------------------------------------------------
Cogent Inc.(a)                                    375,000        8,437,500
--------------------------------------------------------------------------
Tektronix, Inc.                                   400,000        8,664,000
==========================================================================
                                                                26,961,500
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.27%

Molex Inc.                                        183,800        4,670,358
==========================================================================

GENERAL MERCHANDISE STORES-0.61%

Tuesday Morning Corp.(a)                          400,000       10,504,000
==========================================================================

HEALTH CARE EQUIPMENT-7.77%

Biomet, Inc.                                      500,000       19,345,000
--------------------------------------------------------------------------
Cytyc Corp.(a)                                    900,000       19,179,000
--------------------------------------------------------------------------
Fisher Scientific International Inc.(a)           425,000       25,236,500
--------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                         425,000       26,116,250
--------------------------------------------------------------------------
Kyphon Inc.(a)                                    425,000       11,113,750
--------------------------------------------------------------------------
PerkinElmer, Inc.                                 500,000        9,250,000
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   305,000       10,290,700
--------------------------------------------------------------------------
Waters Corp.(a)                                   350,000       13,870,500
==========================================================================
                                                               134,401,700
==========================================================================

HEALTH CARE FACILITIES-0.59%

Triad Hospitals, Inc.(a)                          200,000       10,250,000
==========================================================================

HEALTH CARE SERVICES-3.35%

Caremark Rx, Inc.(a)                              475,000       19,023,750
--------------------------------------------------------------------------
Cerner Corp.(a)(c)                                210,000       12,192,600
--------------------------------------------------------------------------
DaVita, Inc.(a)                                   450,000       18,135,000
--------------------------------------------------------------------------
Omnicare, Inc.                                    250,000        8,667,500
==========================================================================
                                                                58,018,850
==========================================================================

HEALTH CARE SUPPLIES-1.88%

Advanced Medical Optics, Inc.(a)                  435,000       16,086,300
--------------------------------------------------------------------------
Cooper Cos., Inc. (The)                           100,000        6,755,000
--------------------------------------------------------------------------
Millipore Corp.(a)                                200,000        9,644,000
==========================================================================
                                                                32,485,300
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.09%

Royal Caribbean Cruises Ltd. (Liberia)            450,000       18,909,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


HOUSEHOLD APPLIANCES-1.01%

Blount International, Inc.(a)                   1,173,900   $   17,385,459
==========================================================================

INDUSTRIAL CONGLOMERATES-1.09%

Textron Inc.                                      250,000       18,837,500
==========================================================================

INDUSTRIAL GASES-0.30%

Airgas, Inc.                                      239,000        5,238,880
==========================================================================

INDUSTRIAL MACHINERY-1.21%

Dover Corp.                                       300,000       10,908,000
--------------------------------------------------------------------------
Pentair, Inc.                                     250,000        9,945,000
==========================================================================
                                                                20,853,000
==========================================================================

INTERNET SOFTWARE & SERVICES-0.76%

VeriSign, Inc.(a)                                 500,000       13,230,000
==========================================================================

IT CONSULTING & OTHER SERVICES-0.99%

Acxiom Corp.                                      500,000        9,500,000
--------------------------------------------------------------------------
Perot Systems Corp.-Class A(a)                    600,000        7,578,000
==========================================================================
                                                                17,078,000
==========================================================================

METAL & GLASS CONTAINERS-0.53%

Owens-Illinois, Inc.(a)                           375,000        9,195,000
==========================================================================

MOVIES & ENTERTAINMENT-0.88%

Regal Entertainment Group-Class A                 750,000       15,217,500
==========================================================================

OFFICE SERVICES & SUPPLIES-0.78%

Mine Safety Appliances Co.                        380,000       13,566,000
==========================================================================

OIL & GAS DRILLING-1.33%

ENSCO International Inc.                          525,000       17,115,000
--------------------------------------------------------------------------
Rowan Cos., Inc.                                  225,000        5,969,250
==========================================================================
                                                                23,084,250
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.49%

BJ Services Co.                                   175,000        8,531,250
==========================================================================

PAPER PRODUCTS-0.21%

Sappi Ltd.-ADR (South Africa)                     371,500        3,707,570
==========================================================================

PHARMACEUTICALS-4.54%

Endo Pharmaceuticals Holdings Inc.(a)             500,000        9,925,000
--------------------------------------------------------------------------
Impax Laboratories, Inc.(a)                       400,000        6,508,000
--------------------------------------------------------------------------
IVAX Corp.(a)                                     937,500       17,718,750
--------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A              542,200       15,235,820
--------------------------------------------------------------------------
MGI Pharma, Inc.(a)                               720,000       15,876,000
--------------------------------------------------------------------------
Valeant Pharmaceuticals International             636,900       13,215,675
==========================================================================
                                                                78,479,245
==========================================================================

PUBLISHING-0.63%

Dow Jones & Co., Inc.                             325,000       10,868,000
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.75%

CB Richard Ellis Group, Inc.-Class A(a)           375,000       13,031,250
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
REGIONAL BANKS-1.91%

Amegy Bancorp., Inc.                              800,000   $   13,280,000
--------------------------------------------------------------------------
North Fork Bancorp., Inc.                         700,000       19,705,000
==========================================================================
                                                                32,985,000
==========================================================================

RESTAURANTS-1.65%

RARE Hospitality International, Inc.(a)           500,000       13,910,000
--------------------------------------------------------------------------
Ruby Tuesday, Inc.                                650,000       14,625,000
==========================================================================
                                                                28,535,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-2.23%

KLA-Tencor Corp.                                  540,600       21,094,212
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         750,000       17,572,500
==========================================================================
                                                                38,666,712
==========================================================================

SEMICONDUCTORS-8.51%

Altera Corp.(a)                                   775,000       16,065,750
--------------------------------------------------------------------------
AMIS Holdings, Inc.(a)                          1,124,900       12,666,374
--------------------------------------------------------------------------
ATI Technologies Inc. (Canada)(a)                 875,000       12,950,000
--------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         475,000       14,207,250
--------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)               850,000       15,529,500
--------------------------------------------------------------------------
Maxim Integrated Products, Inc.                   700,000       26,180,000
--------------------------------------------------------------------------
Microchip Technology Inc.                       1,000,000       28,480,000
--------------------------------------------------------------------------
Micron Technology, Inc.(a)                        875,000        8,496,250
--------------------------------------------------------------------------
Semtech Corp.(a)                                  750,000       12,667,500
==========================================================================
                                                               147,242,624
==========================================================================

SOFT DRINKS-0.73%

Coca-Cola Enterprises Inc.                        625,000       12,687,500
==========================================================================

SPECIALIZED FINANCE-0.57%

Chicago Mercantile Exchange Holdings Inc.          50,000        9,776,000
==========================================================================

SPECIALTY CHEMICALS-0.98%

Nalco Holding Co.(a)                              393,300        7,079,400
--------------------------------------------------------------------------
Rohm & Haas Co.                                   225,000        9,823,500
==========================================================================
                                                                16,902,900
==========================================================================

SPECIALTY STORES-4.11%

Bed Bath & Beyond Inc.(a)                         400,000       14,884,000
--------------------------------------------------------------------------
Linens 'n Things, Inc.(a)                         750,000       17,497,500
--------------------------------------------------------------------------
PETCO Animal Supplies, Inc.(a)                    550,000       17,215,000
--------------------------------------------------------------------------
Staples, Inc.                                   1,125,000       21,453,750
==========================================================================
                                                                71,050,250
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

SYSTEMS SOFTWARE-1.58%

Internet Security Systems, Inc.(a)                302,100   $    5,875,845
--------------------------------------------------------------------------
McAfee Inc.(a)                                    600,000       12,546,000
--------------------------------------------------------------------------
RSA Security Inc.(a)                              833,000        8,946,420
==========================================================================
                                                                27,368,265
==========================================================================

TECHNOLOGY DISTRIBUTORS-1.42%

CDW Corp.                                         450,000       24,610,500
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.34%

Independence Community Bank Corp.                 400,000       14,272,000
--------------------------------------------------------------------------
New York Community Bancorp, Inc.(b)               500,000        8,850,000
==========================================================================
                                                                23,122,000
==========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.60%

WESCO International, Inc.(a)                      428,000       10,349,040
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,672,089,105)                        1,672,412,425
==========================================================================

MONEY MARKET FUNDS-3.33%

Liquid Assets Portfolio-Institutional
  Class(d)                                     28,814,361       28,814,361
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    28,814,361       28,814,361
==========================================================================
    Total Money Market Funds (Cost
      $57,628,722)                                              57,628,722
==========================================================================
TOTAL INVESTMENTS-99.98% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,729,717,827)                                            1,730,041,147
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.50%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                   4,312,476        4,312,476
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                   4,312,476        4,312,476
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $8,624,952)                                          8,624,952
==========================================================================
TOTAL INVESTMENTS-100.48% (Cost
  $1,738,342,779)                                            1,738,666,099
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.48%)                           (8,222,318)
==========================================================================
NET ASSETS-100.00%                                          $1,730,443,781
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) A portion of this security is subject to call options written. See Note 1F and Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,672,089,105)*                            $1,672,412,425
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $66,253,674)                              66,253,674
============================================================
    Total investments (cost $1,738,342,779)    1,738,666,099
============================================================
Cash                                                 430,787
------------------------------------------------------------
Receivables for:
  Investments sold                                51,570,142
------------------------------------------------------------
  Fund shares sold                                   645,511
------------------------------------------------------------
  Dividends                                          884,416
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               122,564
------------------------------------------------------------
Other assets                                          37,058
============================================================
    Total assets                               1,792,356,577
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           45,868,921
------------------------------------------------------------
  Fund shares reacquired                           3,945,753
------------------------------------------------------------
  Options written, at market value (premiums
    received $894,670)                             1,039,500
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 277,955
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                         8,624,952
------------------------------------------------------------
Accrued distribution fees                            527,070
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,991
------------------------------------------------------------
Accrued transfer agent fees                        1,365,362
------------------------------------------------------------
Accrued operating expenses                           259,292
============================================================
    Total liabilities                             61,912,796
============================================================
Net assets applicable to shares outstanding   $1,730,443,781
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,042,444,909
------------------------------------------------------------
Undistributed net investment income (loss)        (7,810,218)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts    (304,369,400)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                    178,490
============================================================
                                              $1,730,443,781
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,436,493,212
____________________________________________________________
============================================================
Class B                                       $  225,604,269
____________________________________________________________
============================================================
Class C                                       $   61,741,279
____________________________________________________________
============================================================
Class R                                       $    2,893,402
____________________________________________________________
============================================================
Institutional Class                           $    3,711,619
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          149,077,981
____________________________________________________________
============================================================
Class B                                           24,708,549
____________________________________________________________
============================================================
Class C                                            6,762,746
____________________________________________________________
============================================================
Class R                                              302,664
____________________________________________________________
============================================================
Institutional Class                                  378,464
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.64
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.64 divided by
      94.50%)                                 $        10.20
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         9.13
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         9.13
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $         9.56
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $         9.81
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $8,607,138 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $   5,692,958
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $26,928 after rebates of
  $1,816,491)                                                     1,329,242
===========================================================================
    Total investment income                                       7,022,200
===========================================================================

EXPENSES:

Advisory fees                                                     6,107,255
---------------------------------------------------------------------------
Administrative services fees                                        218,543
---------------------------------------------------------------------------
Custodian fees                                                      104,525
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         1,987,892
---------------------------------------------------------------------------
  Class B                                                         1,237,604
---------------------------------------------------------------------------
  Class C                                                           346,921
---------------------------------------------------------------------------
  Class R                                                             7,650
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                          4,188,297
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            1,065
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            43,044
---------------------------------------------------------------------------
Other                                                               395,650
===========================================================================
    Total expenses                                               14,638,446
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                      (62,902)
===========================================================================
    Net expenses                                                 14,575,544
===========================================================================
Net investment income (loss)                                     (7,553,344)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gains from securities sold
    to affiliates of $3,518,942)                                284,356,269
---------------------------------------------------------------------------
  Option contracts written                                        2,927,072
===========================================================================
                                                                287,283,341
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (266,505,753)
---------------------------------------------------------------------------
  Option contracts written                                           25,372
===========================================================================
                                                               (266,480,381)
===========================================================================
Net gain from investment securities and option contracts         20,802,960
===========================================================================
Net increase in net assets resulting from operations          $  13,249,616
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (7,553,344)   $  (21,355,366)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts                                                    287,283,341       456,200,097
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                  (266,480,381)     (288,045,284)
==============================================================================================
    Net increase in net assets resulting from operations          13,249,616       146,799,447
==============================================================================================
Share transactions-net:
  Class A                                                       (216,309,735)     (469,733,957)
----------------------------------------------------------------------------------------------
  Class B                                                        (23,412,369)      (28,990,427)
----------------------------------------------------------------------------------------------
  Class C                                                         (9,786,533)      (14,524,768)
----------------------------------------------------------------------------------------------
  Class R                                                             60,180         1,554,735
----------------------------------------------------------------------------------------------
  Institutional Class                                              3,737,875        (2,730,852)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (245,710,582)     (514,425,269)
==============================================================================================
    Net increase (decrease) in net assets                       (232,460,966)     (367,625,822)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,962,904,747     2,330,530,569
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(7,810,218) and $(256,874),
    respectively)                                             $1,730,443,781    $1,962,904,747
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE
NET ASSETS                                                       RATE
----------------------------------------------------------------------
First $150 million                                               0.80%
----------------------------------------------------------------------
Over $150 million                                               0.625%
______________________________________________________________________
======================================================================


       AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

       For the six months ended April 30, 2005, AIM waived fees of $13,901.

       For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $20,795 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

       The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $218,543.

       The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $4,188,297 for Class A, Class B, Class C and Class R share classes and $1,065 for Institutional Class shares.

       The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $1,987,892, $1,237,604, $346,921 and $7,650, respectively.

       Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $92,801 in front-end sales commissions from the sale of Class A shares and $4,696, $43,974, $4,385 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

       Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             UNREALIZED
                          MARKET VALUE     PURCHASES      PROCEEDS FROM     APPRECIATION     MARKET VALUE     DIVIDEND
FUND                        10/31/04        AT COST           SALES        (DEPRECIATION)      04/30/05        INCOME
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class     $48,442,076     $354,337,510    $(373,965,225)       $   --        $28,814,361     $  645,683
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
 Portfolio-Institutional
  Class                    48,442,076      354,337,510    (373,965,225)            --         28,814,361        656,631
=======================================================================================================================
  Subtotal                $96,884,152     $708,675,020    $(747,930,450)       $   --        $57,628,722     $1,302,314
_______________________________________________________________________________________________________________________
=======================================================================================================================


                           REALIZED
FUND                      GAIN (LOSS)
------------------------
Liquid Assets Portfolio-
  Institutional Class       $   --
------------------------
STIC Prime
 Portfolio-Institutional
  Class                         --
========================
  Subtotal                  $   --
________________________
========================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                              PROCEEDS          UNREALIZED
                           MARKET VALUE     PURCHASES           FROM           APPRECIATION     MARKET VALUE     DIVIDEND
FUND                         10/31/04        AT COST            SALES         (DEPRECIATION)      04/30/05       INCOME*
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                    $127,900,554    $ 59,176,773    $  (182,764,851)       $   --        $ 4,312,476     $   13,350
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class      127,900,554       58,845,661       (182,433,739)           --          4,312,476         13,578
__________________________________________________________________________________________________________________________
==========================================================================================================================
  Subtotal                 $255,801,108    $118,022,434    $  (365,198,590)       $   --        $ 8,624,952     $   26,928
==========================================================================================================================
  Total                    $352,685,260    $826,697,454    $(1,113,129,040)       $   --        $66,253,674     $1,329,242
__________________________________________________________________________________________________________________________
==========================================================================================================================


                            REALIZED
FUND                       GAIN (LOSS)
-------------------------
Liquid Assets
  Portfolio-Institutional
  Class                      $   --
-------------------------
STIC Prime Portfolio-
  Institutional Class            --
_________________________
=========================
  Subtotal                   $   --
=========================
  Total                      $   --
_________________________
=========================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $14,639,624 and sales of $24,480,661, which resulted in net realized gains of $3,518,942.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $28,206.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $5,289 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $8,607,138 were on loan to brokers. The loans were secured by cash collateral of $8,624,952 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $26,928 for securities lending transactions, which are net of rebates.

NOTE 9--OPTION CONTRACTS WRITTEN

                            TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
--------------------------------------------------------------------------------------
Beginning of period                                             16,109     $   830,758
--------------------------------------------------------------------------------------
Written                                                         40,896       4,782,450
--------------------------------------------------------------------------------------
Closed                                                          (8,000)       (730,416)
--------------------------------------------------------------------------------------
Exercised                                                      (11,375)     (1,036,938)
--------------------------------------------------------------------------------------
Expired                                                        (35,530)     (2,951,184)
======================================================================================
End of period                                                    2,100     $   894,670
______________________________________________________________________________________
======================================================================================

                                            OPEN CALL OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     APRIL 30,
                                                                                                        2005        UNREALIZED
                                                      CONTRACT    STRIKE    NUMBER OF    PREMIUMS      MARKET      APPRECIATION
                                                       MONTH      PRICE     CONTRACTS    RECEIVED      VALUE       DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.                                           Jun-05      $55        2,100      $894,670    $1,039,500     $(144,830)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $125,040,407
-----------------------------------------------------------------------------
October 31, 2010                                                 463,739,024
=============================================================================
Total capital loss carryforward                                 $588,779,431
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $1,757,362,997 and $1,974,761,207, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $120,864,846
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (120,799,591)
==============================================================================
Net unrealized appreciation of investment securities             $     65,255
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,738,600,844.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2005                 OCTOBER 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       5,661,755    $  56,828,822     19,503,343    $ 183,246,538
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,430,698       13,608,333      2,785,031       24,931,760
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         560,427        5,341,131      1,454,243       13,022,624
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          66,443          664,409        233,461        2,175,865
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             466,025        4,770,693             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         192,845        1,939,103        366,882        3,476,875
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (203,182)      (1,939,103)      (384,365)      (3,476,875)
==========================================================================================================================
Reacquired:
  Class A                                                     (27,322,010)    (275,077,660)   (69,860,562)    (656,457,370)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,676,528)     (35,081,599)    (5,651,768)     (50,445,312)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,585,192)     (15,127,664)    (3,075,625)     (27,547,392)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (60,437)        (604,229)       (66,756)        (621,130)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (100,702)      (1,032,818)      (272,069)      (2,730,852)
==========================================================================================================================
                                                              (24,569,858)   $(245,710,582)   (54,968,185)   $(514,425,269)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third part record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 13--SIGNIFICANT EVENT

The Board of Trustees of the Trust ("Buyer") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Buying Fund") a series of Buyer, would acquire all of the assets of AIM Emerging Growth Fund and AIM Libra Fund ("Selling Funds"), a series of AIM Equity Funds and AIM Investment Funds, respectively ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Funds will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Funds, and Selling Funds will cease operations.

  The Agreement requires approval of Selling Funds' shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Funds and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                    YEAR ENDED OCTOBER 31,
                                     APRIL 30,        ---------------------------------------------------------------------------
                                        2005             2004          2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $    9.62        $     8.99    $     7.30       $     8.68       $    18.41       $    13.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)           (0.04)            (0.08)(a)      (0.07)(a)       (0.09)(a)        (0.09)(a)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        0.06              0.71          1.76            (1.29)           (6.34)           11.08
=================================================================================================================================
    Total from investment
      operations                          0.02              0.63          1.69            (1.38)           (6.43)           10.95
=================================================================================================================================
Less distributions from net
  realized gains                            --                --            --               --            (3.30)           (6.44)
=================================================================================================================================
Net asset value, end of period       $    9.64        $     9.62    $     8.99       $     7.30       $     8.68       $    18.41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           0.21%             7.01%        23.15%          (15.90)%         (40.51)%          47.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,436,493       $1,640,288    $1,983,600       $1,798,318       $2,516,407       $4,444,515
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                  1.41%(c)          1.29%(d)       1.30%           1.32%            1.17%            1.04%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets           (0.67)%(c)        (0.86)%       (0.96)%          (1.00)%          (0.79)%          (0.77)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                  98%              115%           78%              68%              89%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized based on average daily net assets of $1,603,492,960.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.30%.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                         ----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                                  YEAR ENDED OCTOBER 31,
                                         APRIL 30,        -----------------------------------------------------------------------
                                            2005            2004              2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   9.15        $   8.62          $   7.04       $   8.45       $  18.12       $  13.81
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.07)(d)       (0.14)(a)         (0.13)(a)      (0.15)(a)      (0.17)(a)      (0.29)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            0.05            0.67              1.71          (1.26)         (6.20)         11.04
=================================================================================================================================
    Total from investment operations         (0.02)           0.53              1.58          (1.41)         (6.37)         10.75
=================================================================================================================================
Less distributions from net realized
  gains                                         --              --                --             --          (3.30)         (6.44)
=================================================================================================================================
Net asset value, end of period            $   9.13        $   9.15          $   8.62       $   7.04       $   8.45       $  18.12
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                              (0.22)%          6.15%            22.44%        (16.69)%       (40.90)%        46.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $225,604        $248,425          $262,098       $226,806       $294,303       $374,010
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets       2.16%(c)        2.04%(d)          2.05%          2.07%          1.94%          1.86%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                      (1.42)%(c)      (1.61)%           (1.71)%        (1.75)%        (1.55)%        (1.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                      98%            115%               78%            68%            89%            79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized based on average daily net assets of $249,572,126.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.
(e)  Not annualized for periods less than one year.

                                                                                   CLASS C
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------------
                                               2005            2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   9.15        $   8.62       $   7.04       $   8.45       $  18.11       $  13.81
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.07)          (0.14)(a)      (0.13)(a)      (0.15)(a)      (0.17)(a)      (0.29)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.05            0.67           1.71          (1.26)         (6.19)         11.03
=================================================================================================================================
    Total from investment operations            (0.02)           0.53           1.58          (1.41)         (6.36)         10.74
=================================================================================================================================
Less distributions from net realized gains         --              --             --             --          (3.30)         (6.44)
=================================================================================================================================
Net asset value, end of period               $   9.13        $   9.15       $   8.62       $   7.04       $   8.45       $  18.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 (0.22)%          6.15%         22.44%        (16.69)%       (40.86)%        46.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $ 61,741        $ 71,229       $ 81,079       $ 72,676       $ 96,640       $120,591
=================================================================================================================================
Ratio of expenses to average net assets          2.16%(c)        2.04%(d)       2.05%          2.07%          1.94%          1.86%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (1.42)%(c)      (1.61)%        (1.71)%        (1.75)%        (1.55)%        (1.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         98%            115%            78%            68%            89%            79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized based on average daily net assets of $69,959,234.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.
(e)  Not annualized for periods less than one year.

                                                                                          CLASS R
                                                              ----------------------------------------------------------------
                                                                                                                 JUNE 3, 2002
                                                              SIX MONTHS               YEAR ENDED                 (DATE SALES
                                                                ENDED                  OCTOBER 31,               COMMENCED) TO
                                                              APRIL 30,        ---------------------------        OCTOBER 31,
                                                                 2005             2004             2003              2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   9.55        $     8.96       $     7.29         $   8.89
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.05)            (0.10)(a)        (0.10)(a)        (0.04)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.06              0.69             1.77            (1.56)
==============================================================================================================================
    Total from investment operations                               0.01              0.59             1.67            (1.60)
==============================================================================================================================
Net asset value, end of period                                 $   9.56        $     9.55       $     8.96         $   7.29
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                    0.10%             6.58%           22.91%          (18.00)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  2,893        $    2,834       $    1,164         $    137
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                            1.66%(c)          1.54%(d)         1.55%            1.62%(e)
==============================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.92)%(c)        (1.11)%          (1.21)%          (1.30)%(e)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(f)                                           98%              115%              78%              68%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,085,426.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                     INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------------
                                                                                                                 MARCH 15, 2002
                                                              SIX MONTHS               YEAR ENDED                 (DATE SALES
                                                                ENDED                  OCTOBER 31,               COMMENCED) TO
                                                              APRIL 30,        ---------------------------        OCTOBER 31,
                                                                 2005             2004             2003               2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   9.76        $     9.08       $     7.32          $   9.53
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.00)            (0.03)(a)        (0.03)(a)         (0.02)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.05              0.71             1.79             (2.19)
===============================================================================================================================
    Total from investment operations                               0.05              0.68             1.76             (2.21)
===============================================================================================================================
Net asset value, end of period                                 $   9.81        $     9.76       $     9.08          $   7.32
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                    0.51%             7.49%           24.04%           (23.19)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  3,712        $      128       $    2,589          $    138
===============================================================================================================================
Ratio of expenses to average net assets                            0.81%(c)          0.72%(d)         0.71%             0.81%(e)
===============================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.07)%(c)        (0.29)%          (0.37)%           (0.49)%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                           98%              115%              78%               68%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,408,044.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.73%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.64%

AEROSPACE & DEFENSE-1.10%

United Technologies Corp.                         240,000   $   24,412,800
==========================================================================

AIR FREIGHT & LOGISTICS-0.86%

FedEx Corp.                                       225,000       19,113,750
==========================================================================

ALUMINUM-0.50%

Alcoa Inc.                                        385,000       11,172,700
==========================================================================

APPLICATION SOFTWARE-1.14%

Amdocs Ltd. (United Kingdom)(a)                   950,000       25,374,500
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.70%

Franklin Resources, Inc.                          225,000       15,453,000
==========================================================================

BIOTECHNOLOGY-2.28%

Amgen Inc.(a)                                     475,000       27,649,750
--------------------------------------------------------------------------
Genentech, Inc.(a)(b)                             325,000       23,055,500
==========================================================================
                                                                50,705,250
==========================================================================

COMMUNICATIONS EQUIPMENT-3.67%

Cisco Systems, Inc.(a)                          2,500,000       43,200,000
--------------------------------------------------------------------------
QUALCOMM Inc.(c)                                1,100,000       38,379,000
==========================================================================
                                                                81,579,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.79%

Best Buy Co., Inc.                                350,000       17,619,000
==========================================================================

COMPUTER HARDWARE-2.77%

Dell Inc.(a)                                    1,250,000       43,537,500
--------------------------------------------------------------------------
International Business Machines Corp.             235,000       17,949,300
==========================================================================
                                                                61,486,800
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.54%

EMC Corp.(a)                                    2,600,000       34,112,000
==========================================================================

CONSUMER FINANCE-2.42%

American Express Co.                              600,000       31,620,000
--------------------------------------------------------------------------
SLM Corp.                                         465,000       22,152,600
==========================================================================
                                                                53,772,600
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.78%

Automatic Data Processing, Inc.                   400,000       17,376,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

DEPARTMENT STORES-1.58%

J.C. Penney Co., Inc.                             365,000   $   17,304,650
--------------------------------------------------------------------------
Nordstrom, Inc.                                   350,000       17,790,500
==========================================================================
                                                                35,095,150
==========================================================================

DIVERSIFIED BANKS-3.00%

Bank of America Corp.                             760,000       34,230,400
--------------------------------------------------------------------------
U.S. Bancorp                                      410,000       11,439,000
--------------------------------------------------------------------------
Wells Fargo & Co.                                 350,000       20,979,000
==========================================================================
                                                                66,648,400
==========================================================================

DIVERSIFIED CHEMICALS-0.98%

Dow Chemical Co. (The)                            475,000       21,816,750
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.69%

Cendant Corp.                                     770,000       15,330,700
==========================================================================

ELECTRIC UTILITIES-1.03%

FPL Group, Inc.                                   560,000       22,859,200
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.94%

Cooper Industries, Ltd.-Class A (Bermuda)         160,000       10,185,600
--------------------------------------------------------------------------
Rockwell Automation, Inc.                         230,000       10,632,900
==========================================================================
                                                                20,818,500
==========================================================================

FOOTWEAR-1.16%

NIKE, Inc.-Class B                                335,000       25,731,350
==========================================================================

HEALTH CARE EQUIPMENT-4.20%

Bard (C.R.), Inc.                                 175,000       12,454,750
--------------------------------------------------------------------------
Becton, Dickinson & Co.                           225,000       13,167,000
--------------------------------------------------------------------------
Medtronic, Inc.                                   470,000       24,769,000
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   350,000       11,809,000
--------------------------------------------------------------------------
Waters Corp.(a)                                   375,000       14,861,250
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          200,000       16,284,000
==========================================================================
                                                                93,345,000
==========================================================================

HEALTH CARE FACILITIES-0.69%

HCA Inc.                                          275,000       15,356,000
==========================================================================

HEALTH CARE SERVICES-0.54%

Express Scripts, Inc.(a)                          134,061       12,017,228
==========================================================================

HOME IMPROVEMENT RETAIL-1.75%

Home Depot, Inc. (The)                          1,100,000       38,907,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES-1.24%

Carnival Corp. (Panama)(d)                        315,000   $   15,397,200
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(d)      225,000       12,226,500
==========================================================================
                                                                27,623,700
==========================================================================

HOUSEHOLD PRODUCTS-2.64%

Clorox Co. (The)(c)                               200,000       12,660,000
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                        850,000       46,027,500
==========================================================================
                                                                58,687,500
==========================================================================

HOUSEWARES & SPECIALTIES-0.95%

Fortune Brands, Inc.                              250,000       21,145,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-2.75%

Costco Wholesale Corp.                            400,000       16,232,000
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                             950,000       44,783,000
==========================================================================
                                                                61,015,000
==========================================================================

INDUSTRIAL CONGLOMERATES-5.00%

General Electric Co.                            1,940,000       70,228,000
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               1,300,000       40,703,000
==========================================================================
                                                               110,931,000
==========================================================================

INDUSTRIAL GASES-0.53%

Air Products & Chemicals, Inc.                    200,000       11,746,000
==========================================================================

INDUSTRIAL MACHINERY-1.03%

Danaher Corp.                                     453,000       22,935,390
==========================================================================

INTEGRATED OIL & GAS-4.05%

Exxon Mobil Corp.                               1,575,000       89,822,250
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.78%

SBC Communications Inc.                           725,000       17,255,000
==========================================================================

INTERNET RETAIL-0.43%

eBay Inc.(a)                                      300,000        9,519,000
==========================================================================

INTERNET SOFTWARE & SERVICES-1.46%

VeriSign, Inc.(a)                                 575,000       15,214,500
--------------------------------------------------------------------------
Yahoo! Inc.(a)                                    500,000       17,255,000
==========================================================================
                                                                32,469,500
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.38%

Goldman Sachs Group, Inc. (The)                   400,000       42,716,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         600,000       32,358,000
==========================================================================
                                                                75,074,000
==========================================================================

IT CONSULTING & OTHER SERVICES-0.73%

Accenture Ltd.-Class A (Bermuda)(a)               750,000       16,275,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

MANAGED HEALTH CARE-3.17%

UnitedHealth Group Inc.                           475,000   $   44,892,250
--------------------------------------------------------------------------
WellPoint Inc.(a)                                 200,000       25,550,000
==========================================================================
                                                                70,442,250
==========================================================================

MOVIES & ENTERTAINMENT-1.04%

Walt Disney Co. (The)                             875,000       23,100,000
==========================================================================

MULTI-LINE INSURANCE-0.78%

Genworth Financial Inc.-Class A                   616,400       17,228,380
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.88%

Dominion Resources, Inc.                          260,000       19,604,000
==========================================================================

OIL & GAS DRILLING-1.23%

ENSCO International Inc.                          425,000       13,855,000
--------------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)              400,000       13,440,000
==========================================================================
                                                                27,295,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.88%

BJ Services Co.                                   325,000       15,843,750
--------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                   380,000       25,995,800
==========================================================================
                                                                41,839,550
==========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.79%

Valero Energy Corp.                               255,000       17,475,150
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.27%

Citigroup Inc.                                  1,300,000       61,048,000
--------------------------------------------------------------------------
JPMorgan Chase & Co.                              950,000       33,715,500
==========================================================================
                                                                94,763,500
==========================================================================

PERSONAL PRODUCTS-1.28%

Gillette Co. (The)                                550,000       28,402,000
==========================================================================

PHARMACEUTICALS-6.90%

Allergan, Inc.                                    190,000       13,374,100
--------------------------------------------------------------------------
Johnson & Johnson                               1,100,000       75,493,000
--------------------------------------------------------------------------
Pfizer Inc.                                     1,455,000       39,532,350
--------------------------------------------------------------------------
Wyeth                                             550,000       24,717,000
==========================================================================
                                                               153,116,450
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.05%

Allstate Corp. (The)                              415,000       23,306,400
==========================================================================

RAILROADS-1.24%

Burlington Northern Santa Fe Corp.                225,000       10,856,250
--------------------------------------------------------------------------
Canadian National Railway Co. (Canada)            290,000       16,590,900
==========================================================================
                                                                27,447,150
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

RESTAURANTS-1.79%

McDonald's Corp.                                  850,000   $   24,913,500
--------------------------------------------------------------------------
Starbucks Corp.(a)                                300,000       14,856,000
==========================================================================
                                                                39,769,500
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.75%

KLA-Tencor Corp.(c)                               425,000       16,583,500
==========================================================================

SEMICONDUCTORS-4.37%

Analog Devices, Inc.                              475,000       16,202,250
--------------------------------------------------------------------------
Intel Corp.                                     1,535,000       36,103,200
--------------------------------------------------------------------------
Linear Technology Corp.                           450,000       16,083,000
--------------------------------------------------------------------------
Microchip Technology Inc.                         300,000        8,544,000
--------------------------------------------------------------------------
Xilinx, Inc.(c)                                   750,000       20,205,000
==========================================================================
                                                                97,137,450
==========================================================================

SOFT DRINKS-0.75%

PepsiCo, Inc.                                     300,000       16,692,000
==========================================================================

SPECIALTY STORES-1.06%

Bed Bath & Beyond Inc.(a)                         360,000       13,395,600
--------------------------------------------------------------------------
Staples, Inc.                                     525,000       10,011,750
==========================================================================
                                                                23,407,350
==========================================================================

STEEL-0.43%

United States Steel Corp.                         225,000        9,621,000
==========================================================================

SYSTEMS SOFTWARE-5.08%

Microsoft Corp.                                 2,300,000       58,190,000
--------------------------------------------------------------------------
Oracle Corp.(a)                                 3,300,000       38,148,000
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Symantec Corp.(a)                                 875,000   $   16,432,500
==========================================================================
                                                               112,770,500
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.82%

Vodafone Group PLC-ADR (United Kingdom)           700,000       18,298,000
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,784,461,037)                        2,212,900,148
==========================================================================

MONEY MARKET FUNDS-0.06%

Liquid Assets Portfolio-Institutional
  Class(e)                                        728,931          728,931
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)       728,931          728,931
==========================================================================
    Total Money Market Funds (Cost
      $1,457,862)                                                1,457,862
==========================================================================
TOTAL INVESTMENTS-99.70% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,785,918,899)                                            2,214,358,010
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-1.25%

STIC Prime Portfolio-Institutional
  Class(e)(f)                                  27,735,550       27,735,550
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $27,735,550)                                        27,735,550
==========================================================================
TOTAL INVESTMENTS-100.95% (Cost
  $1,813,654,449)                                            2,242,093,560
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.95%)                          (21,162,361)
==========================================================================
NET ASSETS-100.00%                                          $2,220,931,199
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1H and Note 9.
(c) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(d) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes common, preferred or trust shares of the issuer.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,784,461,037)*                            $2,212,900,148
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $29,193,412)                              29,193,412
============================================================
     Total investments (cost $1,813,654,449)   2,242,093,560
============================================================
Receivables for:
  Investments sold                                15,164,479
------------------------------------------------------------
  Fund shares sold                                 1,042,706
------------------------------------------------------------
  Dividends                                        2,212,152
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               132,704
------------------------------------------------------------
Other assets                                          80,139
============================================================
     Total assets                              2,260,725,740
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            1,375,000
------------------------------------------------------------
  Fund shares reacquired                           7,325,367
------------------------------------------------------------
  Options written, at market value (premiums
     received $139,114)                              232,500
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                279,087
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       27,735,550
------------------------------------------------------------
Accrued distribution fees                          1,203,930
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             4,909
------------------------------------------------------------
Accrued transfer agent fees                        1,377,934
------------------------------------------------------------
Accrued operating expenses                           260,264
============================================================
     Total liabilities                            39,794,541
============================================================
Net assets applicable to shares outstanding   $2,220,931,199
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,350,918,043
------------------------------------------------------------
Undistributed net investment income                6,173,924
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts  (1,564,506,493)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                428,345,725
============================================================
                                              $2,220,931,199
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,084,894,105
____________________________________________________________
============================================================
Class B                                       $  862,550,699
____________________________________________________________
============================================================
Class C                                       $  179,232,106
____________________________________________________________
============================================================
Class R                                       $    6,521,732
____________________________________________________________
============================================================
Investor Class                                $   27,844,659
____________________________________________________________
============================================================
Institutional Class                           $   59,887,898
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           98,831,301
____________________________________________________________
============================================================
Class B                                           82,968,000
____________________________________________________________
============================================================
Class C                                           17,240,922
____________________________________________________________
============================================================
Class R                                              596,503
____________________________________________________________
============================================================
Investor Class                                     2,530,825
____________________________________________________________
============================================================
Institutional Class                                5,340,504
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        10.98
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.98 divided by
       94.50%)                                $        11.62
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        10.40
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        10.40
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        10.93
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                    $        11.00
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        11.21
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $26,790,416 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $18,373)         $  27,140,718
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  securities lending income of $7,985 after rebates of
  $140,546)                                                         194,118
---------------------------------------------------------------------------
Interest                                                              4,703
===========================================================================
     Total investment income                                     27,339,539
===========================================================================


EXPENSES:

Advisory fees                                                     7,911,958
---------------------------------------------------------------------------
Administrative services fees                                        259,234
---------------------------------------------------------------------------
Custodian fees                                                       50,615
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         2,069,237
---------------------------------------------------------------------------
  Class B                                                         4,910,433
---------------------------------------------------------------------------
  Class C                                                         1,025,952
---------------------------------------------------------------------------
  Class R                                                            16,350
---------------------------------------------------------------------------
  Investor Class                                                     38,481
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R & Investor                4,370,253
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            2,297
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            53,798
---------------------------------------------------------------------------
Other                                                               379,535
===========================================================================
     Total expenses                                              21,088,143
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (151,220)
===========================================================================
     Net expenses                                                20,936,923
===========================================================================
Net investment income                                             6,402,616
===========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         126,480,417
---------------------------------------------------------------------------
  Option contracts written                                        1,315,993
===========================================================================
                                                                127,796,410
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (114,441,959)
---------------------------------------------------------------------------
  Option contracts written                                          (93,386)
===========================================================================
                                                               (114,535,345)
===========================================================================
Net gain from investment securities and option contracts         13,261,065
===========================================================================
Net increase in net assets resulting from operations          $  19,663,681
___________________________________________________________________________
===========================================================================


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    6,402,616    $  (14,677,760)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, futures
    contracts and option contracts                               127,796,410       141,551,945
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                  (114,535,345)      (63,358,526)
==============================================================================================
    Net increase in net assets resulting from operations          19,663,681        63,515,659
==============================================================================================
Share transactions-net:
  Class A                                                       (162,427,892)     (236,834,043)
----------------------------------------------------------------------------------------------
  Class B                                                       (176,861,515)     (213,672,955)
----------------------------------------------------------------------------------------------
  Class C                                                        (45,473,256)      (73,035,331)
----------------------------------------------------------------------------------------------
  Class R                                                            528,612         4,401,189
----------------------------------------------------------------------------------------------
  Investor Class                                                  (4,551,113)       30,994,771
----------------------------------------------------------------------------------------------
  Institutional Class                                             10,877,834        48,256,952
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (377,907,330)     (439,889,417)
==============================================================================================
    Net increase (decrease) in net assets                       (358,243,649)     (376,373,758)
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,579,174,848     2,955,548,606
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $6,173,924 and $(228,692),
    respectively)                                             $2,220,931,199    $2,579,174,848
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $350 million                                               0.75%
---------------------------------------------------------------------
Over $350 million                                               0.625%
_____________________________________________________________________
=====================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.695%
---------------------------------------------------------------------
Next $250 million                                                0.67%
---------------------------------------------------------------------
Next $500 million                                               0.645%
---------------------------------------------------------------------
Next $1.5 billion                                                0.62%
---------------------------------------------------------------------
Next $2.5 billion                                               0.595%
---------------------------------------------------------------------
Next $2.5 billion                                                0.57%
---------------------------------------------------------------------
Next $2.5 billion                                               0.545%
---------------------------------------------------------------------
Over $10 billion                                                 0.52%
_____________________________________________________________________
=====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $41,822.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $79,427 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $259,234.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $4,370,253 for Class A, Class B, Class C, Class R and Investor Class share classes and $2,297 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $2,069,237, $4,910,433, $1,025,952, $16,350 and $38,481, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $120,144 in front-end sales commissions from the sale of Class A shares and $1,482, $165,460, $9,526 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 7,279,701      $162,259,621      $(168,810,391)        $   --         $  728,931      $ 92,216       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             7,279,701       162,259,621       (168,810,391)            --            728,931        93,917           --
==================================================================================================================================
  Subtotal        $14,559,402      $324,519,242      $(337,620,782)        $   --         $1,457,862      $186,133       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           $34,975,975      $227,795,300     $ (235,035,725)        $   --         $27,735,550     $  7,985       $   --
==================================================================================================================================
  Total           $49,535,377      $552,314,542     $ (572,656,507)        $   --         $29,193,412     $194,118       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $10,662,464 and sales of $0, which resulted in net realized gain (loss) of $0.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $29,971.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $6,356 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $26,790,416 were on loan to brokers. The loans were secured by cash collateral of $27,735,550 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $7,985 for securities lending transactions, which are net of rebates.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of period                                                 --     $       --
-------------------------------------------------------------------------------------
Written                                                         20,528      1,858,250
-------------------------------------------------------------------------------------
Closed                                                         (11,772)      (965,369)
-------------------------------------------------------------------------------------
Exercised                                                       (2,900)      (306,290)
-------------------------------------------------------------------------------------
Expired                                                         (4,856)      (447,477)
=====================================================================================
End of period                                                    1,000     $  139,114
_____________________________________________________________________________________
=====================================================================================

                                            OPEN CALL OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    APRIL 30,
                                                                                                      2005         UNREALIZED
                                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS     MARKET       APPRECIATION
                                                      MONTH      PRICE     CONTRACTS    RECEIVED      VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                       Jun-05     $75.0       1,000      $139,114    $232,500        $(93,386)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $1,642,177,803 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2008                                                $   85,920,513
------------------------------------------------------------------------------
October 31, 2009                                                   845,288,837
------------------------------------------------------------------------------
October 31, 2010                                                   617,527,392
------------------------------------------------------------------------------
October 31, 2011                                                   102,944,109
==============================================================================
Total capital loss carryforward                                 $1,651,680,851
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Growth & Income Fund into the Fund, are realized on securities held in each fund on such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $591,303,464 and $947,944,913, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $448,627,717
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (51,140,090)
==============================================================================
Net unrealized appreciation of investment securities             $397,487,627
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,844,605,933.


NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2005                 OCTOBER 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,359,730    $  72,482,429     21,493,299    $ 237,822,246
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,254,845       24,336,885      7,106,647       75,074,355
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         878,657        9,489,987      2,785,689       29,371,888
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         119,906        1,364,272        672,346        7,394,140
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  155,266        1,763,079        513,156        5,688,744
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             975,823       11,324,304      4,421,094       48,593,658
==========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                              --               --         63,333          676,707
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --         14,065          143,763
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --         98,131        1,002,254
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                       --               --      3,554,717       38,013,823
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       3,171,481       35,902,680      2,357,674       26,110,071
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,345,084)     (35,902,680)    (2,474,910)     (26,110,071)
==========================================================================================================================
Reacquired:
  Class A                                                     (23,714,089)    (270,813,001)   (45,616,888)    (501,443,066)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (15,296,751)    (165,295,720)   (25,052,874)    (262,781,002)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (5,076,515)     (54,963,243)    (9,864,695)    (103,409,473)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (73,643)        (835,660)      (270,057)      (2,992,951)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 (551,773)      (6,314,192)    (1,149,919)     (12,707,797)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (38,700)        (446,470)       (30,273)        (336,706)
==========================================================================================================================
                                                              (34,180,847)   $(377,907,330)   (41,379,465)   $(439,889,417)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Growth & Income Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Growth & Income Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 3,730,246 shares of the Fund for 5,685,449 shares of INVESCO Growth & Income Fund outstanding as of the close of business on October 31, 2003. INVESCO Growth & Income Fund's net assets at that date of $39,836,547, including $4,907,031 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,958,513,063.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                --------------------------------------------------------------------------------------------
                                SIX MONTHS
                                   ENDED                                   YEAR ENDED OCTOBER 31,
                                 APRIL 30,       ---------------------------------------------------------------------------
                                   2005             2004               2003            2002            2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $    10.94       $    10.69         $     9.22      $    11.22      $    17.29    $    15.49
----------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)        0.05(a)         (0.02)             (0.02)          (0.04)(b)       (0.04)        (0.05)(b)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  (0.01)            0.27               1.49           (1.96)          (6.03)         1.85
============================================================================================================================
    Total from investment
      operations                      0.04             0.25               1.47           (2.00)          (6.07)         1.80
============================================================================================================================
Net asset value, end of period  $    10.98       $    10.94         $    10.69      $     9.22      $    11.22    $    17.29
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                       0.37%            2.34%             15.94%         (17.82)%        (35.11)%       11.60%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $1,084,894       $1,236,434         $1,439,518      $1,402,589      $2,067,602    $3,163,453
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average
  net assets                          1.41%(d)(e)       1.44%(e)          1.47%           1.40%           1.28%         1.19%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income
  (loss) to average net assets        0.81%(a)(d)      (0.19)%           (0.17)%         (0.33)%         (0.29)%       (0.31)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(f)              24%              29%                28%             28%             31%           22%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.01 and 0.08%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,192,220,397.
(e) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.42% (annualized) and 1.45% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Not annualized for periods less than one year.

                                                                          CLASS B
                                -------------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                   YEAR ENDED OCTOBER 31,
                                APRIL 30,       ---------------------------------------------------------------------------
                                   2005            2004               2003            2002            2001          2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  10.39       $    10.22         $     8.88      $    10.87      $    16.87    $    15.22
---------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       0.01(a)         (0.10)             (0.08)          (0.10)(b)       (0.13)        (0.17)(b)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.00             0.27               1.42           (1.89)          (5.87)         1.82
===========================================================================================================================
    Total from investment
      operations                     0.01             0.17               1.34           (1.99)          (6.00)         1.65
===========================================================================================================================
Net asset value, end of period   $  10.40       $    10.39         $    10.22      $     8.88      $    10.87    $    16.87
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                      0.10%            1.66%             15.09%         (18.31)%        (35.57)%       10.87%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $862,551       $1,032,774         $1,223,821      $1,198,513      $1,806,464    $2,746,149
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average
  net assets                         2.06%(d)(e)       2.09%(e)          2.12%           2.05%           1.94%         1.88%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income
  (loss) to average net assets       0.16%(a)(d)      (0.84)%           (0.82)%         (0.98)%         (0.94)%       (1.00)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)             24%              29%                28%             28%             31%           22%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.03) and (0.57)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $990,225,357.
(e) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.07% (annualized) and 2.10% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Not annualized for periods less than one year.

                                                                     CLASS C
                                ---------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                YEAR ENDED OCTOBER 31,
                                APRIL 30,          --------------------------------------------------------------
                                   2005              2004          2003          2002          2001        2000
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  10.39          $  10.22      $   8.88      $  10.87      $  16.86    $  15.21
-----------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       0.01(a)          (0.10)        (0.08)        (0.10)(b)     (0.13)      (0.17)(b)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.00              0.27          1.42         (1.89)        (5.86)       1.82
=================================================================================================================
    Total from investment
      operations                     0.01              0.17          1.34         (1.99)        (5.99)       1.65
=================================================================================================================
Net asset value, end of period   $  10.40          $  10.39      $  10.22      $   8.88      $  10.87    $  16.86
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(c)                      0.10%             1.66%        15.09%       (18.31)%      (35.53)%     10.82%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $179,232          $222,840      $290,396      $302,555      $487,838    $720,186
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average
  net assets                         2.06%(d)(e)       2.09%(e)      2.12%         2.05%         1.94%       1.88%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income
  (loss) to average net assets       0.16%(a)(d)      (0.84)%       (0.82)%       (0.98)%       (0.94)%     (1.00)%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(f)             24%               29%           28%           28%           31%         22%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.03) and (0.57)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $206,890,847.
(e) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.07% (annualized) and 2.10% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Not annualized for periods less than one year.

                                                                                   CLASS R
                                                              --------------------------------------------------
                                                                                                   JUNE 3, 2002
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        ----------------     OCTOBER 31,
                                                                 2005           2004      2003         2002
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.91         $10.66    $ 9.22       $ 10.53
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.04(a)       (0.03)    (0.00)        (0.02)(b)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.02)          0.28      1.44         (1.29)
================================================================================================================
    Total from investment operations                              0.02           0.25      1.44         (1.31)
================================================================================================================
Net asset value, end of period                                  $10.93         $10.91    $10.66       $  9.22
________________________________________________________________________________________________________________
================================================================================================================
Total return(c)                                                   0.18%          2.35%    15.62%       (12.44)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,522         $6,000    $1,578       $    37
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets                           1.56%(d)(e)    1.59%(e)   1.62%        1.55%(f)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income (loss) to average net assets       0.66%(a)(d)   (0.34)%   (0.32)%       (0.49)(f)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(g)                                          24%            29%       28%           28%
________________________________________________________________________________________________________________
================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.00) and (0.07)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $6,594,065.
(e) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.57% (annualized) and 1.60% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                INVESTOR CLASS
                                                              --------------------------------------------------
                                                                                              SEPTEMBER 30, 2003
                                                              SIX MONTHS                         (DATE SALES
                                                                ENDED          YEAR ENDED       COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,       OCTOBER 31,
                                                                 2005             2004               2003
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.96           $ 10.69            $10.16
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06(a)           0.24             (0.00)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.02)             0.03              0.53
================================================================================================================
    Total from investment operations                              0.04              0.27              0.53
================================================================================================================
Net asset value, end of period                                 $ 11.00           $ 10.96            $10.69
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                   0.37%             2.53%             5.22%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $27,845           $32,084            $  100
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets                           1.31%(c)(d)       1.34%(d)          1.29%(e)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income (loss) to average net assets       0.91%(a)(c)      (0.09)%           (0.01)(e)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                          24%               29%               28%
________________________________________________________________________________________________________________
================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.01 and 0.18%, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,040,288.
(d) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.32% (annualized) and 1.35% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                              INSTITUTIONAL CLASS
                                                              ----------------------------------------------------
                                                                                                    MARCH 15, 2002
                                                              SIX MONTHS          YEAR ENDED         (DATE SALES
                                                                ENDED             OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        -----------------     OCTOBER 31,
                                                                 2005           2004       2003          2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.14         $ 10.81    $ 9.26       $ 12.13
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.08(a)         0.04      0.06          0.02(b)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)           0.29      1.49         (2.89)
==================================================================================================================
    Total from investment operations                              0.07            0.33      1.55         (2.87)
==================================================================================================================
Net asset value, end of period                                 $ 11.21         $ 11.14    $10.81       $  9.26
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(c)                                                   0.63%           3.05%    16.74%       (23.66)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $59,888         $49,044    $  136       $   160
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets                           0.70%(d)(e)     0.74%(e)   0.77%        0.77%(f)
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average net assets              1.52%(a)(d)     0.51%     0.53%         0.30%(f)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(g)                                          24%             29%       28%           28%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.04 and 0.79%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $55,837,682.
(e) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.71% (annualized) and 0.75% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS OTHER EQUITY INTERESTS-93.62%

ADVERTISING-1.59%

Omnicom Group Inc.                                 67,800   $    5,620,620
--------------------------------------------------------------------------
R.H. Donnelley Corp.(a)                           210,700       11,999,365
==========================================================================
                                                                17,619,985
==========================================================================

AEROSPACE & DEFENSE-1.04%

L-3 Communications Holdings, Inc.(b)              161,800       11,482,946
==========================================================================

AIR FREIGHT & LOGISTICS-0.84%

Robinson (C.H.) Worldwide, Inc.(b)                179,700        9,272,520
==========================================================================

APPAREL RETAIL-2.40%

Abercrombie & Fitch Co.-Class A                   271,900       14,669,005
--------------------------------------------------------------------------
Ross Stores, Inc.                                 446,900       11,941,168
==========================================================================
                                                                26,610,173
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.48%

Polo Ralph Lauren Corp.                           152,100        5,338,710
==========================================================================

APPLICATION SOFTWARE-4.27%

Amdocs Ltd. (United Kingdom)(a)                   412,200       11,009,862
--------------------------------------------------------------------------
Autodesk, Inc.                                    395,900       12,601,497
--------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                       195,000        7,930,650
--------------------------------------------------------------------------
Macromedia, Inc.(a)                               125,200        4,959,172
--------------------------------------------------------------------------
Mercury Interactive Corp.(a)(b)                   262,700       10,857,391
==========================================================================
                                                                47,358,572
==========================================================================

AUTO PARTS & EQUIPMENT-0.71%

Autoliv, Inc.                                     176,600        7,814,550
==========================================================================

BIOTECHNOLOGY-1.74%

Charles River Laboratories International,
  Inc.(a)                                         246,600       11,681,442
--------------------------------------------------------------------------
Martek Biosciences Corp.(a)                       200,000        7,654,000
==========================================================================
                                                                19,335,442
==========================================================================

BUILDING PRODUCTS-1.02%

American Standard Cos. Inc.                       253,800       11,347,398
==========================================================================

CASINOS & GAMING-2.53%

Harrah's Entertainment, Inc.(b)                   234,400       15,381,328
--------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                 590,600       12,680,182
==========================================================================
                                                                28,061,510
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


COMMODITY CHEMICALS-0.89%

Celanese Corp.-Series A(a)                        677,200   $    9,853,260
==========================================================================

COMMUNICATIONS EQUIPMENT-4.42%

Avaya Inc.(a)(b)                                  857,200        7,440,496
--------------------------------------------------------------------------
Corning Inc.(a)                                   489,900        6,736,125
--------------------------------------------------------------------------
Harris Corp.                                      347,800        9,807,960
--------------------------------------------------------------------------
Juniper Networks, Inc.(a)                         275,800        6,230,322
--------------------------------------------------------------------------
Plantronics, Inc.                                 324,700       10,224,803
--------------------------------------------------------------------------
Scientific-Atlanta, Inc.                          278,200        8,507,356
==========================================================================
                                                                48,947,062
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.12%

Emulex Corp.(a)(b)                                463,700        7,201,261
--------------------------------------------------------------------------
Storage Technology Corp.(a)(b)                    187,200        5,204,160
==========================================================================
                                                                12,405,421
==========================================================================

CONSUMER FINANCE-1.05%

AmeriCredit Corp.(a)(b)                           497,100       11,632,140
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.64%

Alliance Data Systems Corp.(a)(b)                 268,600       10,851,440
--------------------------------------------------------------------------
CSG Systems International, Inc.(a)                644,400       11,077,236
--------------------------------------------------------------------------
Iron Mountain Inc.(a)(b)                          246,650        7,325,505
==========================================================================
                                                                29,254,181
==========================================================================

DEPARTMENT STORES-1.42%

Kohl's Corp.(a)                                   216,200       10,291,120
--------------------------------------------------------------------------
Nordstrom, Inc.                                   106,100        5,393,063
==========================================================================
                                                                15,684,183
==========================================================================

DISTILLERS & VINTNERS-1.07%

Constellation Brands, Inc.-Class A(a)             224,000       11,807,040
==========================================================================

DIVERSIFIED BANKS-0.83%

Centennial Bank Holdings, Inc. (Acquired
  12/27/2004; Cost $8,963,850)(a)(c)              853,700        9,219,960
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.42%

Career Education Corp.(a)                         212,900        6,693,576
--------------------------------------------------------------------------
ChoicePoint Inc.(a)                               315,300       12,444,891
--------------------------------------------------------------------------
Corrections Corp. of America(a)                   349,300       13,221,005
--------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Jackson Hewitt Tax Service Inc.                   299,300   $    5,513,106
==========================================================================
                                                                37,872,578
==========================================================================

DRUG RETAIL-1.05%

Shoppers Drug Mart Corp. (Canada)                 374,800       11,690,626
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.00%

Cooper Industries, Ltd.-Class A (Bermuda)(b)      174,100       11,083,206
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.71%

Aeroflex Inc.(a)                                  616,500        4,888,845
--------------------------------------------------------------------------
Amphenol Corp.-Class A                            327,500       12,916,600
--------------------------------------------------------------------------
Dolby Laboratories Inc.-Class A(a)                 57,600        1,177,920
==========================================================================
                                                                18,983,365
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.84%

Benchmark Electronics, Inc.(a)                    346,100        9,358,544
==========================================================================

GAS UTILITIES-0.95%

Questar Corp.(b)                                  180,000       10,512,000
==========================================================================

GENERAL MERCHANDISE STORES-1.56%

Dollar General Corp.                              565,600       11,509,960
--------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)(b)                    235,900        5,777,191
==========================================================================
                                                                17,287,151
==========================================================================

HEALTH CARE DISTRIBUTORS-0.86%

Henry Schein, Inc.(a)(b)                          253,800        9,520,038
==========================================================================

HEALTH CARE EQUIPMENT-6.21%

Biomet, Inc.                                      237,600        9,192,744
--------------------------------------------------------------------------
Fisher Scientific International Inc.(a)           205,900       12,226,342
--------------------------------------------------------------------------
INAMED Corp.(a)                                    96,000        5,840,640
--------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)(b)                      204,200       12,548,090
--------------------------------------------------------------------------
PerkinElmer, Inc.                                 545,500       10,091,750
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)(b)                258,900        8,735,286
--------------------------------------------------------------------------
Waters Corp.(a)                                   256,500       10,165,095
==========================================================================
                                                                68,799,947
==========================================================================

HEALTH CARE FACILITIES-2.22%

Community Health Systems Inc.(a)                  300,000       10,935,000
--------------------------------------------------------------------------
VCA Antech, Inc.(a)(b)                            586,200       13,646,736
==========================================================================
                                                                24,581,736
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


HEALTH CARE SERVICES-6.23%

Caremark Rx, Inc.(a)                              290,000   $   11,614,500
--------------------------------------------------------------------------
Cerner Corp.(a)(b)                                114,000        6,618,840
--------------------------------------------------------------------------
Covance Inc.(a)                                   198,900        9,077,796
--------------------------------------------------------------------------
DaVita, Inc.(a)                                   270,000       10,881,000
--------------------------------------------------------------------------
Express Scripts, Inc.(a)(b)                       115,000       10,308,600
--------------------------------------------------------------------------
Omnicare, Inc.(b)                                 255,000        8,840,850
--------------------------------------------------------------------------
Renal Care Group, Inc.(a)(b)                      306,900       11,708,235
==========================================================================
                                                                69,049,821
==========================================================================

HEALTH CARE SUPPLIES-0.97%

Cooper Cos., Inc. (The)                           159,600       10,780,980
==========================================================================

HOME FURNISHINGS-0.89%

Tempur-Pedic International Inc.(a)                518,200        9,892,438
==========================================================================

HOMEBUILDING-1.07%

Ryland Group, Inc. (The)                          192,700       11,831,780
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.10%

Hilton Hotels Corp.                               557,800       12,176,774
==========================================================================

HOUSEHOLD PRODUCTS-0.19%

Central Garden & Pet Co.(a)                        50,900        2,116,931
==========================================================================

HOUSEWARES & SPECIALTIES-1.66%

Fortune Brands, Inc.                               65,300        5,523,074
--------------------------------------------------------------------------
Jarden Corp.(a)(b)                                287,700       12,851,559
==========================================================================
                                                                18,374,633
==========================================================================

INDUSTRIAL MACHINERY-1.06%

Ingersoll-Rand Co.-Class A (Bermuda)              152,100       11,691,927
==========================================================================

INTEGRATED OIL & GAS-1.04%

Murphy Oil Corp.(b)                               129,500       11,537,155
==========================================================================

INTERNET SOFTWARE & SERVICES-1.40%

Digital River, Inc.(a)                            252,600        6,719,160
--------------------------------------------------------------------------
VeriSign, Inc.(a)(b)                              331,200        8,763,552
==========================================================================
                                                                15,482,712
==========================================================================

LEISURE PRODUCTS-1.00%

Brunswick Corp.(b)                                262,700       11,033,400
==========================================================================

MANAGED HEALTH CARE-0.51%

Molina Healthcare Inc.(a)                         130,000        5,687,500
==========================================================================

MULTI-LINE INSURANCE-0.19%

Quanta Capital Holdings Ltd. (Bermuda)(a)(d)      264,441        2,115,528
==========================================================================

OFFICE ELECTRONICS-0.61%

Zebra Technologies Corp.-Class A(a)(b)            140,825        6,725,802
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

OIL & GAS DRILLING-1.84%

Nabors Industries, Ltd. (Bermuda)(a)              100,000   $    5,387,000
--------------------------------------------------------------------------
Noble Corp. (Cayman Islands)(b)                   190,000        9,671,000
--------------------------------------------------------------------------
Pride International, Inc.(a)                      237,900        5,305,170
==========================================================================
                                                                20,363,170
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.17%

National-Oilwell Varco Inc.(a)                    250,000        9,935,000
--------------------------------------------------------------------------
Smith International, Inc.                          92,000        5,352,560
--------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)       168,000        8,761,200
==========================================================================
                                                                24,048,760
==========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.38%

Williams Cos., Inc. (The)                         900,000       15,318,000
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.05%

Alliance Capital Management Holding L.P.(b)       256,300       11,518,122
--------------------------------------------------------------------------
CapitalSource Inc.(a)(b)                          531,400       11,159,400
==========================================================================
                                                                22,677,522
==========================================================================

PHARMACEUTICALS-0.48%

Medicis Pharmaceutical Corp.-Class A(b)           191,000        5,367,100
==========================================================================

RAILROADS-0.48%

CSX Corp.                                         132,100        5,301,173
==========================================================================

REAL ESTATE-3.21%

Aames Investment Corp.                            877,800        7,417,410
--------------------------------------------------------------------------
Fieldstone Investment Corp.(d)                    574,779        7,339,928
--------------------------------------------------------------------------
KKR Financial Corp. (Acquired 08/05/2004;
  Cost $10,250,000)(a)(c)                       1,025,000       10,506,250
--------------------------------------------------------------------------
People's Choice Financial Corp. (Acquired
  12/21/2004; Cost $10,296,000)(a)(c)           1,029,600       10,296,000
==========================================================================
                                                                35,559,588
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.04%

CB Richard Ellis Group, Inc.-Class A(a)           332,300       11,547,425
==========================================================================

REGIONAL BANKS-0.55%

Signature Bank(a)                                  48,100        1,184,703
--------------------------------------------------------------------------
UCBH Holdings, Inc.                               314,000        4,939,220
==========================================================================
                                                                 6,123,923
==========================================================================

RESTAURANTS-0.69%

Applebee's International, Inc.                    307,400        7,617,372
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


SEMICONDUCTOR EQUIPMENT-0.93%

KLA-Tencor Corp.(b)                               128,800   $    5,025,776
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         223,900        5,245,977
==========================================================================
                                                                10,271,753
==========================================================================

SEMICONDUCTORS-2.53%

ATI Technologies Inc. (Canada)(a)                 717,100       10,613,080
--------------------------------------------------------------------------
Microchip Technology Inc.                         374,762       10,673,222
--------------------------------------------------------------------------
National Semiconductor Corp.(b)                   351,300        6,702,804
==========================================================================
                                                                27,989,106
==========================================================================

SPECIALIZED FINANCE-0.65%

Chicago Mercantile Exchange Holdings Inc.(b)       36,700        7,175,584
==========================================================================

SPECIALTY CHEMICALS-0.55%

Minerals Technologies Inc.                         92,700        6,055,164
==========================================================================

SPECIALTY STORES-3.23%

Advance Auto Parts, Inc.(a)                       281,200       15,002,020
--------------------------------------------------------------------------
Office Depot, Inc.(a)                             476,700        9,333,786
--------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)(b)                       341,600       11,440,184
==========================================================================
                                                                35,775,990
==========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.47%

W.W. Grainger, Inc.                                93,300        5,158,557
==========================================================================

TRUCKING-0.52%

Swift Transportation Co., Inc.(a)(b)              268,000        5,716,440
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.05%

American Tower Corp.-Class A(a)(b)                668,500       11,518,255
--------------------------------------------------------------------------
NII Holdings Inc.(a)(b)                           205,800       10,304,406
--------------------------------------------------------------------------
SpectraSite, Inc.(a)                              213,100       11,961,303
==========================================================================
                                                                33,783,964
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $904,282,154)                          1,037,082,216
==========================================================================

MONEY MARKET FUNDS-4.73%

Liquid Assets Portfolio-Institutional
  Class(e)                                     26,175,446       26,175,446
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    26,175,446       26,175,446
==========================================================================
    Total Money Market Funds (Cost
      $52,350,892)                                              52,350,892
==========================================================================
TOTAL INVESTMENTS-98.35% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $956,633,046)                1,089,433,108
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-15.50%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                  85,882,352   $   85,882,352
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(e)(f)                                  85,882,352       85,882,352
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $171,764,704)                                      171,764,704
==========================================================================
TOTAL INVESTMENTS--113.85% (Cost
  $1,128,397,750)                                            1,261,197,812
==========================================================================
OTHER ASSETS LESS LIABILITIES-(13.85%)                        (153,404,137)
==========================================================================
NET ASSETS-100.00%                                          $1,107,793,675
__________________________________________________________________________
==========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $30,022,210, which represented 2.71% of the Fund's Net Assets. These securities are considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at April 30, 2005 was $9,455,456, which represented 0.75% of the Fund's Total Investments. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $904,282,154)*                              $1,037,082,216
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $224,115,596)                            224,115,596
============================================================
    Total investments (cost $1,128,397,750)    1,261,197,812
============================================================
Receivables for:
  Investments sold                                24,437,428
------------------------------------------------------------
  Fund shares sold                                 3,065,688
------------------------------------------------------------
  Dividends                                          688,950
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                64,460
------------------------------------------------------------
Other assets                                          88,497
============================================================
    Total assets                               1,289,542,835
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,313,971
------------------------------------------------------------
  Fund shares reacquired                           2,332,651
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 119,733
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       171,764,704
------------------------------------------------------------
Accrued distribution fees                            623,293
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,831
------------------------------------------------------------
Accrued transfer agent fees                          510,896
------------------------------------------------------------
Accrued operating expenses                            81,081
============================================================
    Total liabilities                            181,749,160
============================================================
Net assets applicable to shares outstanding   $1,107,793,675
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  831,763,514
------------------------------------------------------------
Undistributed net investment income (loss)        (4,501,168)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     147,731,267
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     132,800,062
============================================================
                                              $1,107,793,675
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  686,699,298
____________________________________________________________
============================================================
Class B                                       $  331,944,271
____________________________________________________________
============================================================
Class C                                       $   76,854,483
____________________________________________________________
============================================================
Class R                                       $    6,683,041
____________________________________________________________
============================================================
Investor Class                                $      899,915
____________________________________________________________
============================================================
Institutional Class                           $    4,712,667
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           40,349,814
____________________________________________________________
============================================================
Class B                                           20,922,648
____________________________________________________________
============================================================
Class C                                            4,847,990
____________________________________________________________
============================================================
Class R                                              394,803
____________________________________________________________
============================================================
Investor Class                                        52,857
____________________________________________________________
============================================================
Institutional Class                                  271,604
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        17.02
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.02 divided by
      94.50%)                                 $        18.01
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        15.87
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        15.85
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        16.93
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        17.03
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        17.35
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $168,399,005 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,612)          $   4,268,388
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $187,500 after rebates of
  $1,315,192)                                                       554,377
===========================================================================
    Total investment income                                       4,822,765
===========================================================================

EXPENSES:

Advisory fees                                                     3,798,809
---------------------------------------------------------------------------
Administrative services fees                                        155,785
---------------------------------------------------------------------------
Custodian fees                                                       25,623
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         1,193,863
---------------------------------------------------------------------------
  Class B                                                         1,866,911
---------------------------------------------------------------------------
  Class C                                                           396,294
---------------------------------------------------------------------------
  Class R                                                            16,255
---------------------------------------------------------------------------
  Investor Class                                                        772
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R and Investor Class        1,614,175
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            2,114
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            26,242
---------------------------------------------------------------------------
Other                                                               158,613
===========================================================================
    Total expenses                                                9,255,456
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                      (29,830)
===========================================================================
    Net expenses                                                  9,225,626
===========================================================================
Net investment income (loss)                                     (4,402,861)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $3,329,583)                                148,146,801
---------------------------------------------------------------------------
  Foreign currencies                                                (14,460)
===========================================================================
                                                                148,132,341
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (114,816,847)
---------------------------------------------------------------------------
  Foreign currencies                                                 36,281
===========================================================================
                                                               (114,780,566)
===========================================================================
Net gain from investment securities and foreign currencies       33,351,775
===========================================================================
Net increase in net assets resulting from operations          $  28,948,914
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (4,402,861)   $   (7,843,507)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   148,132,341        92,544,722
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (114,780,566)        9,256,653
==============================================================================================
    Net increase in net assets resulting from operations          28,948,914        93,957,868
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (50,048,191)      (13,528,020)
----------------------------------------------------------------------------------------------
  Class B                                                        (30,864,454)      (10,257,718)
----------------------------------------------------------------------------------------------
  Class C                                                         (6,304,794)       (1,789,455)
----------------------------------------------------------------------------------------------
  Class R                                                           (466,191)          (30,198)
----------------------------------------------------------------------------------------------
  Investor Class                                                     (46,094)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                               (282,499)             (242)
==============================================================================================
    Decrease in net assets resulting from distributions          (88,012,223)      (25,605,633)
==============================================================================================
Share transactions-net:
  Class A                                                        104,559,478        31,588,830
----------------------------------------------------------------------------------------------
  Class B                                                        (25,649,780)      (40,086,908)
----------------------------------------------------------------------------------------------
  Class C                                                          7,461,334         1,351,823
----------------------------------------------------------------------------------------------
  Class R                                                          1,424,126         4,312,014
----------------------------------------------------------------------------------------------
  Investor Class                                                     991,725                --
----------------------------------------------------------------------------------------------
  Institutional Class                                              4,903,915            55,370
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           93,690,798        (2,778,871)
==============================================================================================
    Net increase in net assets                                    34,627,489        65,573,364
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,073,166,186     1,007,592,822
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(4,501,168) and $(98,307),
    respectively)                                             $1,107,793,675    $1,073,166,186
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $350 million                                               0.75%
----------------------------------------------------------------------
Over $350 million                                               0.625%
______________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $3,995.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $10,778 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $155,785.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $1,614,175 for Class A, Class B, Class C, Class R and Investor Class share classes and $2,114 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,193,863, $1,866,911, $396,294, $16,255 and $772, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2005, ADI advised the Fund that it retained $91,807 in front-end sales commissions from the sale of Class A shares and $2,662, $34,307, $2,747 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 10,261,930      $159,404,328      $(143,490,812)        $   --        $ 26,175,446     $181,994       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            10,261,930       159,404,328       (143,490,812)            --          26,175,446      184,883           --
==================================================================================================================================
  Subtotal       $ 20,523,860      $318,808,656      $(286,981,624)        $   --        $ 52,350,892     $366,877       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 69,189,281      $123,289,477      $(106,596,406)        $   --        $ 85,882,352     $ 92,867       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            69,189,281       123,002,865       (106,309,794)            --          85,882,352       94,633           --
==================================================================================================================================
  Subtotal       $138,378,562      $246,292,342      $(212,906,200)        $   --        $171,764,704     $187,500       $   --
==================================================================================================================================
  Total          $158,902,422      $565,100,998      $(499,887,824)        $   --        $224,115,596     $554,377       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $12,999,593 and sales of $9,146,726, which resulted in net realized gains of $3,329,583.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $15,057.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $3,791 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $168,399,005 were on loan to brokers. The loans were secured by cash collateral of $171,764,704 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $187,500 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2004.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $723,195,929 and $767,399,814, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $176,331,788
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (43,860,098)
==============================================================================
Net unrealized appreciation of investment securities             $132,471,690
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,128,726,122.

NOTE 11--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,997,225    $109,076,125     6,956,116    $ 121,226,684
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,700,765      28,882,787     2,589,525       42,660,392
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        716,719      12,158,309     1,128,395       18,630,607
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        104,427       1,883,794       275,328        4,806,109
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               52,336         981,692            --               --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            299,603       5,486,891         3,080           55,129
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      2,609,949      47,005,175       727,483       12,170,787
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,735,416      29,207,056       564,080        8,923,747
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        358,665       6,032,748        96,104        1,519,408
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                         25,963         465,263         1,810           30,198
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                                2,559          46,113            --               --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             15,412         282,498            14              241
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      2,032,011      36,812,905       834,769       14,693,499
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,173,866)    (36,812,905)     (886,014)     (14,693,499)
=======================================================================================================================
Reacquired:
  Class A                                                     (4,855,136)    (88,334,727)   (6,701,600)    (116,502,140)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,761,426)    (46,926,718)   (4,698,851)     (76,977,548)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (634,973)    (10,729,723)   (1,149,534)     (18,798,192)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (51,771)       (924,931)      (30,395)        (524,293)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               (2,038)        (36,080)           --               --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (47,085)       (865,474)           --               --
=======================================================================================================================
                                                               5,124,755    $ 93,690,798      (289,690)   $  (2,778,871)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) Investor Class shares commenced sales on November 30, 2004.

NOTE 12--SIGNIFICANT EVENT

The Board of Trustees of the Trust ("Buyer") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Buying Fund") a series of Buyer, would acquire all of the assets of AIM Mid Cap Stock Fund ("Selling Fund"), a series of AIM Stock Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

    The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                               YEAR ENDED OCTOBER 31,
                                               APRIL 30,        -----------------------------------------------------------------
                                                  2005            2004           2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  17.86        $  16.66       $  12.80       $  14.69       $  21.79    $  15.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.05)(a)       (0.08)(a)      (0.08)(a)      (0.04)(a)      (0.04)      (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.63            1.70           3.94          (1.85)         (4.27)       6.68
=================================================================================================================================
    Total from investment operations                0.58            1.62           3.86          (1.89)         (4.31)       6.55
=================================================================================================================================
Less distributions from net realized gains         (1.42)          (0.42)            --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                  $  17.02        $  17.86       $  16.66       $  12.80       $  14.69    $  21.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     2.81%           9.87%         30.16%        (12.87)%       (21.76)%     42.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $686,699        $617,194       $545,691       $456,268       $576,660    $759,838
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets             1.36%(c)        1.40%(d)       1.53%          1.38%          1.33%       1.28%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               (0.51)%(c)      (0.46)%        (0.56)%        (0.29)%        (0.21)%     (0.60)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                            65%             74%           101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $687,861,007.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.41%.
(e)  Not annualized for periods less than one year.

                                                                                    CLASS B
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                               YEAR ENDED OCTOBER 31,
                                               APRIL 30,        -----------------------------------------------------------------
                                                  2005            2004           2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  16.79        $  15.79       $  12.21       $  14.10       $  21.16    $  14.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.10)(a)       (0.18)(a)      (0.16)(a)      (0.14)(a)      (0.15)      (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.60            1.60           3.74          (1.75)         (4.12)       6.52
=================================================================================================================================
    Total from investment operations                0.50            1.42           3.58          (1.89)         (4.27)       6.26
=================================================================================================================================
Less distributions from net realized gains         (1.42)          (0.42)            --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                  $  15.87        $  16.79       $  15.79       $  12.21       $  14.10    $  21.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     2.50%           9.13%         29.32%        (13.40)%       (22.29)%     42.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $331,944        $376,355       $392,382       $346,456       $454,018    $617,576
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets             2.01%(c)        2.05%(d)       2.18%          2.03%          1.99%       1.99%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               (1.16)%(c)      (1.11)%        (1.21)%        (0.94)%        (0.87)%     (1.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                            65%             74%           101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $376,476,499.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                             YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        ------------------------------------------------------------
                                                       2005           2004          2003          2002          2001       2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 16.77         $ 15.78       $ 12.20       $ 14.10       $ 21.15    $ 14.89
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.10)(a)       (0.18)(a)     (0.16)(a)     (0.14)(a)     (0.14)     (0.25)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.60            1.59          3.74         (1.76)        (4.12)      6.51
=================================================================================================================================
    Total from investment operations                    0.50            1.41          3.58         (1.90)        (4.26)      6.26
=================================================================================================================================
Less distributions from net realized gains             (1.42)          (0.42)           --            --         (2.79)        --
=================================================================================================================================
Net asset value, end of period                       $ 15.85         $ 16.77       $ 15.78       $ 12.20       $ 14.10    $ 21.15
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         2.49%           9.07%        29.34%       (13.48)%      (22.24)%    42.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $76,854         $73,929       $68,356       $56,298       $66,127    $82,982
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 2.01%(c)        2.05%(d)      2.18%         2.03%         1.99%      1.99%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.16)%(c)      (1.11)%       (1.21)%       (0.94)%       (0.87)%    (1.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                65%             74%          101%          120%          130%       101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $79,915,759.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS R
                                                              --------------------------------------------------------
                                                                                                         JUNE 3, 2002
                                                              SIX MONTHS           YEAR ENDED             (DATE SALES
                                                                ENDED              OCTOBER 31,           COMMENCED) TO
                                                              APRIL 30,        -------------------        OCTOBER 31,
                                                                 2005           2004         2003            2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $17.78         $16.62       $12.79          $ 16.62
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)      (0.10)(a)    (0.10)(a)        (0.03)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.63           1.68         3.93            (3.80)
======================================================================================================================
    Total from investment operations                              0.57           1.58         3.83            (3.83)
======================================================================================================================
Less distributions from net realized gains                       (1.42)         (0.42)          --               --
======================================================================================================================
Net asset value, end of period                                  $16.93         $17.78       $16.62          $ 12.79
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   2.77%          9.65%       29.95%          (23.05)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,683         $5,622       $1,154          $    10
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                           1.51%(c)       1.55%(d)     1.68%            1.54%(e)
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.66)%(c)     (0.61)%      (0.71)%          (0.44)%(e)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(f)                                          65%            74%         101%             120%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,555,819.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.56%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                INVESTOR CLASS
                                                                --------------
                                                                 NOVEMBER 30,
                                                                     2004
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                  APRIL 30,
                                                                     2005
------------------------------------------------------------------------------
Net asset value, beginning of period                                $18.95
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.03)(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.47)
==============================================================================
    Total from investment operations                                 (0.50)
==============================================================================
Less distributions from net realized gains                           (1.42)
==============================================================================
Net asset value, end of period                                      $17.03
______________________________________________________________________________
==============================================================================
Total return(b)                                                      (3.05)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $  900
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets                               1.26%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets          (0.41)%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                              65%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $741,486.
(d)  Not annualized for periods less than one year.

                                                                              INSTITUTIONAL CLASS
                                                              ---------------------------------------------------
                                                                                                   MARCH 15, 2002
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        ----------------     OCTOBER 31,
                                                                 2005           2004      2003          2002
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $18.13         $16.83    $12.84       $ 17.25
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.00(a)        0.01(a)   0.01(a)       0.02(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.64           1.71      3.98         (4.43)
=================================================================================================================
    Total from investment operations                              0.64           1.72      3.99         (4.41)
=================================================================================================================
Less distributions from net realized gains                       (1.42)         (0.42)       --            --
=================================================================================================================
Net asset value, end of period                                  $17.35         $18.13    $16.83       $ 12.84
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                   3.11%         10.38%    31.08%       (25.57)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,713         $   67    $   10       $     7
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets
  With fee waivers and/or expense reimbursements                  0.83%(c)       0.86%     0.87%         0.84%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.83%(c)       1.15%     1.25%         0.99%(d)
=================================================================================================================
Ratio of net investment income to average net assets              0.02%(c)       0.08%     0.10%         0.25%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          65%            74%      101%          120%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,261,254.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to

Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-72.76%

AEROSPACE & DEFENSE-1.48%

Northrop Grumman Corp.                            700,000   $   38,388,000
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.99%

Bank of New York Co., Inc. (The)                  915,000       25,565,100
==========================================================================

COMPUTER HARDWARE-1.23%

International Business Machines Corp.             418,000       31,926,840
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.36%

Lexmark International, Inc.-Class A(a)            507,900       35,273,655
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.00%

First Data Corp.                                  685,000       26,050,550
==========================================================================

DEPARTMENT STORES-1.88%

Kohl's Corp.(a)                                 1,022,100       48,651,960
==========================================================================

DIVERSIFIED BANKS-1.40%

Bank of America Corp.                             807,000       36,347,280
==========================================================================

DIVERSIFIED CHEMICALS-1.34%

Dow Chemical Co. (The)                            758,000       34,814,940
==========================================================================

ELECTRIC UTILITIES-1.19%

FPL Group, Inc.                                   759,100       30,986,462
==========================================================================

ENVIRONMENTAL SERVICES-2.20%

Waste Management, Inc.                          2,006,500       57,165,185
==========================================================================

FOOD RETAIL-1.77%

Kroger Co. (The)(a)                             2,912,000       45,922,240
==========================================================================

HOUSEHOLD PRODUCTS-1.23%

Kimberly-Clark Corp.                              513,000       32,036,850
==========================================================================

INDUSTRIAL CONGLOMERATES-2.00%

General Electric Co.                            1,434,500       51,928,900
==========================================================================

INDUSTRIAL MACHINERY-1.43%

Dover Corp.                                     1,023,800       37,225,368
==========================================================================

INTEGRATED OIL & GAS-3.75%

Amerada Hess Corp.(b)                             400,600       37,516,190
--------------------------------------------------------------------------
Exxon Mobil Corp.                                 603,500       34,417,605
--------------------------------------------------------------------------
Murphy Oil Corp.                                  284,650       25,359,468
==========================================================================
                                                                97,293,263
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.27%

SBC Communications Inc.                         1,382,000       32,891,600
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-1.36%

Morgan Stanley                                    668,250       35,163,315
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.29%

Dominion Resources, Inc.                          445,000   $   33,553,000
==========================================================================

OFFICE ELECTRONICS-1.61%

Xerox Corp.(a)                                  3,156,300       41,820,975
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.78%

Baker Hughes Inc.                                 638,000       28,148,560
--------------------------------------------------------------------------
BJ Services Co.                                   830,000       40,462,500
--------------------------------------------------------------------------
Smith International, Inc.                         504,800       29,369,264
==========================================================================
                                                                97,980,324
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.96%

Apache Corp.                                      442,200       24,891,438
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.21%

Citigroup Inc.                                    670,000       31,463,200
==========================================================================

PACKAGED FOODS & MEATS-6.25%

Campbell Soup Co.                               1,507,000       44,818,180
--------------------------------------------------------------------------
General Mills, Inc.                             1,610,000       79,534,000
--------------------------------------------------------------------------
Kraft Foods Inc.-Class A(b)                     1,170,000       37,919,700
==========================================================================
                                                               162,271,880
==========================================================================

PAPER PRODUCTS-1.44%

Georgia-Pacific Corp.                           1,087,000       37,251,490
==========================================================================

PHARMACEUTICALS-7.68%

Bristol-Myers Squibb Co.                        1,635,000       42,510,000
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                    1,070,000       38,177,600
--------------------------------------------------------------------------
Merck & Co. Inc.                                2,420,000       82,038,000
--------------------------------------------------------------------------
Wyeth                                             815,000       36,626,100
==========================================================================
                                                               199,351,700
==========================================================================

PROPERTY & CASUALTY INSURANCE-4.70%

Berkshire Hathaway Inc.-Class A(a)                    710       59,888,500
--------------------------------------------------------------------------
Chubb Corp. (The)                                 398,000       32,548,440
--------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               828,122       29,646,768
==========================================================================
                                                               122,083,708
==========================================================================

PUBLISHING-2.67%

Gannett Co., Inc.                                 450,000       34,650,000
--------------------------------------------------------------------------
Tribune Co.                                       900,000       34,740,000
==========================================================================
                                                                69,390,000
==========================================================================

RAILROADS-1.33%

Union Pacific Corp.                               538,000       34,394,340
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

REGIONAL BANKS-1.06%

Fifth Third Bancorp                               631,400   $   27,465,900
==========================================================================

SEMICONDUCTORS-4.55%

Analog Devices, Inc.                              751,000       25,616,610
--------------------------------------------------------------------------
Intel Corp.                                     1,441,500       33,904,080
--------------------------------------------------------------------------
National Semiconductor Corp.(b)                 1,771,000       33,790,680
--------------------------------------------------------------------------
Xilinx, Inc.                                      915,000       24,650,100
==========================================================================
                                                               117,961,470
==========================================================================

SOFT DRINKS-1.52%

Coca-Cola Co. (The)                               910,000       39,530,400
==========================================================================

SYSTEMS SOFTWARE-4.66%

Computer Associates International, Inc.         1,403,093       37,743,202
--------------------------------------------------------------------------
Microsoft Corp.                                 3,287,000       83,161,100
==========================================================================
                                                               120,904,302
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.17%

Washington Mutual, Inc.                           734,560       30,352,019
==========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $1,706,485,623)                 1,888,297,654
==========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-20.59%

BERMUDA-4.57%

Accenture Ltd.-Class A (IT Consulting & Other
  Services)(a)                                  1,812,800       39,337,760
--------------------------------------------------------------------------
Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                    585,200       31,524,724
--------------------------------------------------------------------------
Tyco International Ltd. (Industrial
  Conglomerates)                                1,523,000       47,685,130
==========================================================================
                                                               118,547,614
==========================================================================

CAYMAN ISLANDS-2.81%

ACE Ltd. (Property & Casualty Insurance)        1,030,000       44,248,800
--------------------------------------------------------------------------
GlobalSantaFe Corp. (Oil & Gas Drilling)          852,100       28,630,560
==========================================================================
                                                                72,879,360
==========================================================================

FINLAND-1.18%

Nokia Oyj-ADR (Communications Equipment)        1,924,100       30,747,118
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
FRANCE-1.80%

TOTAL S.A. (Integrated Oil & Gas)(c)              210,000       46,697,625
==========================================================================

ISRAEL-1.83%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)(b)                          1,518,000   $   47,422,320
==========================================================================

NETHERLANDS-4.27%

Heineken N.V. (Brewers)(c)                      1,347,106       42,780,158
--------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
  (Consumer Electronics)(a)(c)                  1,570,900       38,967,777
--------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(c)         450,000       28,961,162
==========================================================================
                                                               110,709,097
==========================================================================

UNITED KINGDOM-4.13%

BP PLC-ADR (Integrated Oil & Gas)                 573,100       34,901,790
--------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)(b)    1,430,000       72,286,500
==========================================================================
                                                               107,188,290
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $461,517,613)                            534,191,424
==========================================================================
MONEY MARKET FUNDS-7.64%

Liquid Assets Portfolio-Institutional
  Class(d)                                     99,092,267       99,092,267
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    99,092,267       99,092,267
==========================================================================
    Total Money Market Funds (Cost
      $198,184,534)                                            198,184,534
==========================================================================
TOTAL INVESTMENTS-100.99% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,366,187,770)                                            2,620,673,612
==========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.87%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  48,554,750       48,554,750
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $48,554,750)                                        48,554,750
==========================================================================
TOTAL INVESTMENTS-102.86% (Cost
  $2,414,742,520)                                            2,669,228,362
==========================================================================
OTHER ASSETS LESS LIABILITIES-(2.86%)                          (74,116,177)
==========================================================================
NET ASSETS-100.00%                                          $2,595,112,185
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $157,406,722, which represented 5.90% of the Fund's Total Investments. See
    Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,168,003,236)*                            $2,422,489,078
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $246,739,284)                            246,739,284
============================================================
    Total Investments (Cost $2,414,742,520)    2,669,228,362
============================================================
Receivables for:
  Investments sold                                10,259,283
------------------------------------------------------------
  Fund shares sold                                 1,154,630
------------------------------------------------------------
  Dividends                                        3,504,023
------------------------------------------------------------
  Investments matured (Note 10)                    3,726,980
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               182,582
------------------------------------------------------------
Other assets                                          77,730
============================================================
    Total assets                               2,688,133,590
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           35,732,912
------------------------------------------------------------
  Fund shares reacquired                           5,459,001
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 427,471
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        48,554,750
------------------------------------------------------------
Accrued distribution fees                          1,154,170
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             4,283
------------------------------------------------------------
Accrued transfer agent fees                        1,401,614
------------------------------------------------------------
Accrued operating expenses                           287,204
============================================================
    Total liabilities                             93,021,405
============================================================
Net assets applicable to shares outstanding   $2,595,112,185
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,864,487,450
------------------------------------------------------------
Undistributed net investment income                7,469,377
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (531,341,969)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              254,497,327
============================================================
                                              $2,595,112,185
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,728,245,191
____________________________________________________________
============================================================
Class B                                       $  737,901,802
____________________________________________________________
============================================================
Class C                                       $  122,064,170
____________________________________________________________
============================================================
Class R                                       $    2,638,154
____________________________________________________________
============================================================
Institutional Class                           $    4,262,868
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          138,840,425
____________________________________________________________
============================================================
Class B                                           61,847,517
____________________________________________________________
============================================================
Class C                                           10,202,499
____________________________________________________________
============================================================
Class R                                              212,871
____________________________________________________________
============================================================
Institutional Class                                  333,492
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        12.45
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.45 divided by
      94.50%)                                 $        13.17
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        11.93
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        11.96
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        12.39
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        12.78
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $47,654,302 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.
                                     FS-273

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $311,181)        $ 37,178,554
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $7,888 after rebates of
  $302,180)                                                      2,434,220
--------------------------------------------------------------------------
Interest                                                             3,097
==========================================================================
    Total investment income                                     39,615,871
==========================================================================

EXPENSES:

Advisory fees                                                    8,856,261
--------------------------------------------------------------------------
Administrative services fees                                       275,722
--------------------------------------------------------------------------
Custodian fees                                                     125,795
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,728,904
--------------------------------------------------------------------------
  Class B                                                        4,171,339
--------------------------------------------------------------------------
  Class C                                                          661,778
--------------------------------------------------------------------------
  Class R                                                            6,750
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       3,726,604
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           1,879
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           57,881
--------------------------------------------------------------------------
Other                                                              446,148
==========================================================================
    Total expenses                                              21,059,061
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (226,717)
==========================================================================
    Net expenses                                                20,832,344
==========================================================================
Net investment income                                           18,783,527
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains (losses) from
    securities sold to affiliates of $(5,982))                 136,018,869
--------------------------------------------------------------------------
  Foreign currencies                                               174,782
==========================================================================
                                                               136,193,651
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (59,923,704)
--------------------------------------------------------------------------
  Foreign currencies                                                11,485
==========================================================================
                                                               (59,912,219)
==========================================================================
Net gain from investment securities and foreign currencies      76,281,432
==========================================================================
Net increase in net assets resulting from operations          $ 95,064,959
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   18,783,527    $    8,535,340
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   136,193,651       284,944,396
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (59,912,219)         (662,843)
==============================================================================================
    Net increase in net assets resulting from operations          95,064,959       292,816,893
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (16,183,702)       (4,234,798)
----------------------------------------------------------------------------------------------
  Class B                                                           (655,402)               --
----------------------------------------------------------------------------------------------
  Class C                                                           (102,493)               --
----------------------------------------------------------------------------------------------
  Class R                                                            (17,158)           (2,682)
----------------------------------------------------------------------------------------------
  Institutional Class                                                (51,616)          (14,410)
==============================================================================================
    Decrease in net assets resulting from distributions          (17,010,371)       (4,251,890)
==============================================================================================
Share transactions-net:
  Class A                                                       (161,731,225)     (343,025,821)
----------------------------------------------------------------------------------------------
  Class B                                                       (174,967,858)     (360,933,716)
----------------------------------------------------------------------------------------------
  Class C                                                        (20,451,511)      (39,355,393)
----------------------------------------------------------------------------------------------
  Class R                                                             40,302           642,358
----------------------------------------------------------------------------------------------
  Institutional Class                                                921,463         1,074,851
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (356,188,829)     (741,597,721)
==============================================================================================
    Net increase (decrease) in net assets                       (278,134,241)     (453,032,718)
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,873,246,426     3,326,279,144
==============================================================================================
  End of period (including undistributed net investment
    income of $7,469,377 and $5,696,221, respectively)        $2,595,112,185    $2,873,246,426
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $30 million                                               1.00%
--------------------------------------------------------------------
Next $120 million                                               0.75%
--------------------------------------------------------------------
Over $150 million                                              0.625%
____________________________________________________________________
====================================================================

    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                             0.75%
--------------------------------------------------------------------
Next $4.85 billion                                            0.615%
--------------------------------------------------------------------
Next $2.5 billion                                              0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                               0.52%
____________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $138,646.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $54,403 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $275,722.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $3,726,604 for Class A, Class B, Class C and Class R share classes and $1,879 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $2,728,904, $4,171,339, $661,778 and $6,750, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $102,930 in front-end sales commissions from the sale of Class A shares and $2,228, $80,265, $3,803 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 83,058,993      $250,248,566      $(234,215,292)        $   --        $ 99,092,267     $1,201,857      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            83,058,993       250,248,566       (234,215,292)            --          99,092,267      1,224,475          --
===================================================================================================================================
  Subtotal       $166,117,986      $500,497,132      $(468,430,584)        $   --        $198,184,534     $2,426,332      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class          $ 27,336,279      $290,566,923      $(269,348,452)        $   --        $ 48,554,750     $    7,888      $   --
===================================================================================================================================
  Total          $193,454,265      $791,064,055      $(737,779,036)        $   --        $246,739,284     $2,434,220      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $23,943,012 and sales of $8,615,715, which resulted in net realized gain (loss) of $(5,982).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement, which resulted in a reduction of the Fund's total expenses of $33,667.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $6,892 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $47,654,302 were on loan to brokers. The loans were secured by cash collateral of $48,554,750 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $7,888 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
October 31, 2009                                              $488,443,372
---------------------------------------------------------------------------
October 31, 2011                                              $132,068,900
===========================================================================
Total capital loss carryforward                               $620,512,272
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $722,356,914 and $1,084,721,610, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $60,700,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

                 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                  $        285,511,965
----------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                         (79,006,777)
================================================================================================================
Net unrealized appreciation of investment securities                                        $        206,505,188
________________________________________________________________________________________________________________
================================================================================================================
Cost of investments for tax purposes is $2,462,723,174.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2005                 OCTOBER 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,028,590    $  38,274,928      7,951,437    $  94,832,462
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,649,847       19,959,859      3,877,677       44,222,154
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         459,742        5,576,546      1,217,568       13,934,813
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          52,966          666,019         95,004        1,120,376
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             125,562        1,627,068        515,765        6,344,104
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,116,893       14,139,862        345,517        3,966,625
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          48,619          591,693             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           7,040           85,899             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           1,361           17,157            234            2,681
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               3,820           49,552            714            8,400
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       5,558,543       70,151,827     12,968,092      155,893,419
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,800,147)     (70,151,827)   (13,548,346)    (155,893,419)
==========================================================================================================================
Reacquired:
  Class A                                                     (22,452,411)    (284,297,842)   (50,261,476)    (597,718,327)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,349,655)    (125,367,583)   (21,841,949)    (249,262,451)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,147,970)     (26,113,956)    (4,652,957)     (53,290,206)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (50,942)        (642,874)       (40,399)        (480,699)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (58,123)        (755,157)      (434,182)      (5,277,653)
==========================================================================================================================
                                                              (28,806,265)   $(356,188,829)   (63,807,301)   $(741,597,721)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell the Fund Shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third part record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                   ----------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                                     YEAR ENDED OCTOBER 31,
                                    APRIL 30,        ----------------------------------------------------------------------------
                                      2005              2004             2003             2002             2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $    12.16        $    11.12       $     9.57       $    10.46       $    18.07    $    17.16
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)           0.10(a)           0.06(b)          0.04(b)          0.01(c)         (0.03)        (0.04)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                          0.30              1.00             1.51            (0.90)           (6.70)         2.30
=================================================================================================================================
    Total from investment
      operations                         0.40              1.06             1.55            (0.89)           (6.73)         2.26
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                              (0.11)            (0.02)              --               --               --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                  --                --               --               --            (0.88)        (1.35)
=================================================================================================================================
    Total distributions                 (0.11)            (0.02)              --               --            (0.88)        (1.35)
=================================================================================================================================
Net asset value, end of period     $    12.45        $    12.16       $    11.12       $     9.57       $    10.46    $    18.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                          3.27%             9.58%           16.20%           (8.51)%         (38.75)%       13.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $1,728,245        $1,843,623       $2,008,702       $2,096,866       $3,159,304    $5,801,869
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       1.25%(e)          1.26%            1.30%            1.22%            1.16%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               1.27%(e)          1.27%            1.30%            1.22%            1.17%         1.08%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets           1.59%(e)          0.54%            0.39%            0.09%(c)        (0.24)%       (0.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                 28%               36%              28%             103%              78%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.05 and 0.88%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $1,834,345,939.
(f)  Not annualized for periods less than one year.

                                                                               CLASS B
                                    ---------------------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                                     YEAR ENDED OCTOBER 31,
                                    APRIL 30,        ----------------------------------------------------------------------------
                                       2005            2004            2003              2002              2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  11.61        $  10.67       $     9.24        $    10.18        $    17.72    $    16.97
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)           0.06(a)        (0.02)(b)        (0.03)(b)         (0.08)(c)         (0.13)        (0.17)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       0.27            0.96             1.46             (0.86)            (6.53)         2.27
=================================================================================================================================
    Total from investment
      operations                         0.33            0.94             1.43             (0.94)            (6.66)         2.10
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                              (0.01)             --               --                --                --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                  --              --               --                --             (0.88)        (1.35)
=================================================================================================================================
    Total distributions                 (0.01)             --               --                --             (0.88)        (1.35)
=================================================================================================================================
Net asset value, end of period       $  11.93        $  11.61       $    10.67        $     9.24        $    10.18    $    17.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                          2.83%           8.81%           15.48%            (9.23)%          (39.14)%       12.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $737,902        $885,500       $1,149,943        $1,204,617        $1,719,470    $3,088,611
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       1.95%(e)        1.96%            2.00%             1.92%             1.86%         1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               1.97%(e)        1.97%            2.00%             1.92%             1.87%         1.82%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets           0.89%(e)       (0.16)%          (0.31)%           (0.61)%(c)        (0.94)%       (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                 28%             36%              28%              103%               78%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.01 and 0.18%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $841,181,541.
(f)  Not annualized for periods less than one year.

                                                                                   CLASS C
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------------
                                               2005            2004           2003           2002           2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  11.64        $  10.70       $   9.27       $  10.21       $  17.77     $  17.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   0.06(a)        (0.02)(b)      (0.03)(b)      (0.08)(c)      (0.13)       (0.17)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.27            0.96           1.46          (0.86)         (6.55)        2.28
=================================================================================================================================
    Total from investment operations             0.33            0.94           1.43          (0.94)         (6.68)        2.11
=================================================================================================================================
Less distributions:
  Dividends from net investment income          (0.01)             --             --             --             --           --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            --              --             --             --          (0.88)       (1.35)
=================================================================================================================================
    Total distributions                         (0.01)             --             --             --          (0.88)       (1.35)
=================================================================================================================================
Net asset value, end of period               $  11.96        $  11.64       $  10.70       $   9.27       $  10.21     $  17.77
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                  2.82%           8.79%         15.43%         (9.21)%       (39.14)%      12.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $122,064        $138,305       $163,859       $170,444       $248,533     $412,872
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.95%(e)        1.96%          2.00%          1.92%          1.86%        1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.97%(e)        1.97%          2.00%          1.92%          1.87%        1.82%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             0.89%(e)       (0.16)%        (0.31)%        (0.61)%(b)     (0.94)%      (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                         28%             36%            28%           103%            78%          80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.01 and 0.18%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $133,452,530.
(f)  Not annualized for periods less than one year.

                                                                                    CLASS R
                                                              ---------------------------------------------------
                                                                                                        JUNE 3,
                                                                                                         2002
                                                                                                      (DATE SALES
                                                              SIX MONTHS           YEAR ENDED         COMMENCED)
                                                                ENDED              OCTOBER 31,            TO
                                                              APRIL 30,        -------------------    OCTOBER 31,
                                                                 2005           2004         2003        2002
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.10         $11.08       $ 9.56      $ 10.94
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.09(a)        0.04(b)      0.02(b)     (0.00)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.28           1.00         1.50        (1.38)
=================================================================================================================
    Total from investment operations                              0.37           1.04         1.52        (1.38)
=================================================================================================================
Less distributions from net investment income                    (0.08)         (0.02)          --           --
=================================================================================================================
Net asset value, end of period                                  $12.39         $12.10       $11.08      $  9.56
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(c)                                                   3.06%          9.35%       15.90%      (12.61)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,638         $2,534       $1,714      $    16
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.45%(d)       1.46%        1.50%        1.42%(e)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.47%(d)       1.47%        1.50%        1.42%(e)
=================================================================================================================
Ratio of net investment income (loss) to average net assets       1.39%(d)       0.34%        0.19%       (0.11)%(e)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(f)                                          28%            36%          28%         103%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.04 and 0.68%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,722,410.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                      INSTITUTIONAL
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                          YEAR ENDED OCTOBER 31,
                                                         APRIL 30,        -------------------------------------------------------
                                                            2005           2004         2003         2002         2001      2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $12.53         $11.45       $ 9.80       $10.67       $18.33    $17.33
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.14(a)        0.13(b)      0.09(b)      0.06(c)      0.04      0.52
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.29           1.03         1.56        (0.93)       (6.82)     1.83
=================================================================================================================================
    Total from investment operations                         0.43           1.16         1.65        (0.87)       (6.78)     2.35
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.18)         (0.08)          --           --           --        --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --             --           --           --        (0.88)    (1.35)
=================================================================================================================================
    Total distributions                                     (0.18)         (0.08)          --           --        (0.88)    (1.35)
=================================================================================================================================
Net asset value, end of period                             $12.78         $12.53       $11.45       $ 9.80       $10.67    $18.33
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                              3.42%         10.21%       16.84%       (8.15)%     (38.46)%   14.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $4,263         $3,285       $2,061       $1,457       $1,648    $3,234
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.78%(e)       0.74%        0.79%        0.79%        0.68%     0.66%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          0.80%(e)       0.75%        0.79%        0.83%        0.69%     0.68%
=================================================================================================================================
Ratio of net investment income to average net assets         2.06%(e)       1.06%        0.90%        0.52%(c)     0.25%     0.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                     28%            36%          28%         103%          78%       80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.10 and 1.35%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $3,787,313.
(f)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.09%

ADVERTISING-0.73%

Lamar Advertising Co.-Class A(a)               1,117,100   $  41,757,198
========================================================================

AEROSPACE & DEFENSE-0.79%

Honeywell International Inc.                   1,250,000      44,700,000
========================================================================

AIR FREIGHT & LOGISTICS-0.75%

FedEx Corp.                                      500,000      42,475,000
========================================================================

ALUMINUM-0.62%

Alcoa Inc.                                     1,208,500      35,070,670
========================================================================

APPAREL RETAIL-0.81%

Abercrombie & Fitch Co.-Class A                  500,000      26,975,000
------------------------------------------------------------------------
Ross Stores, Inc.                                711,200      19,003,264
========================================================================
                                                              45,978,264
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.94%

Coach, Inc.(a)                                 2,000,000      53,600,000
========================================================================

APPLICATION SOFTWARE-2.13%

Amdocs Ltd. (United Kingdom)(a)                  800,000      21,368,000
------------------------------------------------------------------------
Autodesk, Inc.                                 1,200,000      38,196,000
------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                         500,000      18,920,000
------------------------------------------------------------------------
Mercury Interactive Corp.(a)                     600,000      24,798,000
------------------------------------------------------------------------
NAVTEQ Corp.(a)                                  500,000      18,210,000
========================================================================
                                                             121,492,000
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.64%

Franklin Resources, Inc.                         300,000      20,604,000
------------------------------------------------------------------------
Investors Financial Services Corp.               380,000      15,941,000
========================================================================
                                                              36,545,000
========================================================================

BIOTECHNOLOGY-2.12%

Amgen Inc.(a)                                    744,700      43,348,987
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                       1,527,600      56,673,960
------------------------------------------------------------------------
Protein Design Labs, Inc.(a)                   1,142,800      20,433,264
========================================================================
                                                             120,456,211
========================================================================

BROADCASTING & CABLE TV-1.18%

Univision Communications Inc.-Class A(a)       1,500,000      39,435,000
------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Class
  A(a)(b)                                      1,000,000      27,740,000
========================================================================
                                                              67,175,000
========================================================================

CASINOS & GAMING-0.08%

Las Vegas Sands Corp.(a)                         120,800       4,523,960
========================================================================

                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT-2.55%

Cisco Systems, Inc.(a)                         4,000,000   $  69,120,000
------------------------------------------------------------------------
Comverse Technology, Inc.(a)                   1,000,000      22,790,000
------------------------------------------------------------------------
Juniper Networks, Inc.(a)                      1,074,764      24,278,919
------------------------------------------------------------------------
QUALCOMM Inc.                                    826,600      28,840,074
========================================================================
                                                             145,028,993
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.53%

Best Buy Co., Inc.                               600,000      30,204,000
========================================================================

COMPUTER HARDWARE-3.63%

Apple Computer, Inc.(a)                        2,100,000      75,726,000
------------------------------------------------------------------------
Dell Inc.(a)                                   3,750,000     130,612,500
========================================================================
                                                             206,338,500
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.69%

EMC Corp.(a)                                   3,000,000      39,360,000
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.48%

Caterpillar Inc.                                 600,000      52,830,000
------------------------------------------------------------------------
Deere & Co.                                      500,000      31,270,000
========================================================================
                                                              84,100,000
========================================================================

CONSUMER ELECTRONICS-1.23%

Garmin Ltd. (Cayman Islands)(b)                  400,000      15,800,000
------------------------------------------------------------------------
Harman International Industries, Inc.            693,200      54,471,656
========================================================================
                                                              70,271,656
========================================================================

CONSUMER FINANCE-1.53%

American Express Co.                             750,000      39,525,000
------------------------------------------------------------------------
SLM Corp.                                      1,000,000      47,640,000
========================================================================
                                                              87,165,000
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.40%

Automatic Data Processing, Inc.                1,000,000      43,440,000
------------------------------------------------------------------------
Fiserv, Inc.(a)                                1,500,000      63,450,000
------------------------------------------------------------------------
Iron Mountain Inc.(a)                          1,000,000      29,700,000
========================================================================
                                                             136,590,000
========================================================================

DEPARTMENT STORES-0.79%

Kohl's Corp.(a)                                  500,000      23,800,000
------------------------------------------------------------------------
Sears Holdings Corp.(a)                          157,372      21,282,989
========================================================================
                                                              45,082,989
========================================================================

DIVERSIFIED BANKS-0.79%

Bank of America Corp.                          1,000,000      45,040,000
========================================================================


                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

DIVERSIFIED CHEMICALS-1.92%

Dow Chemical Co. (The)                           650,000   $  29,854,500
------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                 1,000,000      47,110,000
------------------------------------------------------------------------
Eastman Chemical Co.                             600,000      32,400,000
========================================================================
                                                             109,364,500
========================================================================

DIVERSIFIED METALS & MINING-0.90%

Peabody Energy Corp.                             390,300      17,083,431
------------------------------------------------------------------------
Phelps Dodge Corp.                               400,000      34,340,000
========================================================================
                                                              51,423,431
========================================================================

DRUG RETAIL-0.76%

Walgreen Co.                                   1,000,000      43,060,000
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.13%

Emerson Electric Co.                             510,500      31,993,035
------------------------------------------------------------------------
Rockwell Automation, Inc.                        700,000      32,361,000
========================================================================
                                                              64,354,035
========================================================================

EMPLOYMENT SERVICES-0.98%

Robert Half International Inc.                 2,250,000      55,845,000
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.11%

Dolby Laboratories Inc.-Class A(a)(c)            300,800       6,151,360
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.72%

Monsanto Co.                                     700,000      41,034,000
========================================================================

FOOD DISTRIBUTORS-0.33%

Sysco Corp.                                      550,000      19,030,000
========================================================================

FOOD RETAIL-0.38%

Whole Foods Market, Inc.                         214,700      21,409,884
========================================================================

FOOTWEAR-0.67%

NIKE, Inc.-Class B                               500,000      38,405,000
========================================================================

GOLD-0.62%

Newmont Mining Corp.                             545,500      20,712,635
------------------------------------------------------------------------
Placer Dome Inc. (Canada)                      1,076,000      14,375,360
========================================================================
                                                              35,087,995
========================================================================

HEALTH CARE EQUIPMENT-6.85%

Bard (C.R.), Inc.                                520,600      37,051,102
------------------------------------------------------------------------
Becton, Dickinson & Co.                        1,034,200      60,521,384
------------------------------------------------------------------------
Biomet, Inc.                                   2,253,175      87,175,341
------------------------------------------------------------------------
Fisher Scientific International Inc.(a)          665,300      39,505,514
------------------------------------------------------------------------
Medtronic, Inc.                                  815,700      42,987,390
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                      1,254,500      48,963,135
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                1,040,900      35,119,966
------------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

HEALTH CARE EQUIPMENT -- (CONTINUED)

Zimmer Holdings, Inc.(a)                         475,600      38,723,352
========================================================================
                                                             390,047,184
========================================================================

HEALTH CARE FACILITIES-0.93%

HCA Inc.                                         500,000   $  27,920,000
------------------------------------------------------------------------
Health Management Associates, Inc.-Class A     1,000,000      24,730,000
========================================================================
                                                              52,650,000
========================================================================

HEALTH CARE SERVICES-1.71%

Caremark Rx, Inc.(a)                           2,427,881      97,236,634
========================================================================

HEALTH CARE SUPPLIES-1.15%

Alcon, Inc. (Switzerland)(a)                     677,400      65,707,800
========================================================================

HOME ENTERTAINMENT SOFTWARE-0.52%

Electronic Arts Inc.(a)                          550,000      29,364,500
========================================================================

HOTELS, RESORTS & CRUISE LINES-1.49%

Carnival Corp. (Panama)(d)                       900,000      43,992,000
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(e)     750,000      40,755,000
========================================================================
                                                              84,747,000
========================================================================

HOUSEHOLD PRODUCTS-0.57%

Procter & Gamble Co. (The)                       600,000      32,490,000
========================================================================

HYPERMARKETS & SUPER CENTERS-0.51%

Wal-Mart Stores, Inc.                            613,400      28,915,676
========================================================================

INDUSTRIAL CONGLOMERATES-1.64%

General Electric Co.                           1,500,000      54,300,000
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)              1,250,000      39,137,500
========================================================================
                                                              93,437,500
========================================================================

INDUSTRIAL GASES-1.31%

Air Products & Chemicals, Inc.                   600,000      35,238,000
------------------------------------------------------------------------
Praxair, Inc.                                    841,400      39,402,762
========================================================================
                                                              74,640,762
========================================================================

INDUSTRIAL MACHINERY-4.06%

Danaher Corp.                                  1,000,000      50,630,000
------------------------------------------------------------------------
Eaton Corp.                                      500,000      29,325,000
------------------------------------------------------------------------
Illinois Tool Works Inc.                         363,300      30,451,806
------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd-Class A (Bermuda)       1,100,000      84,557,000
------------------------------------------------------------------------
Parker Hannifin Corp.                            600,000      35,964,000
========================================================================
                                                             230,927,806
========================================================================

INTEGRATED OIL & GAS-3.37%

Chevron Corp.                                    488,000      25,376,000
------------------------------------------------------------------------
ConocoPhillips                                   500,000      52,425,000
------------------------------------------------------------------------
Exxon Mobil Corp.                              1,500,000      85,545,000
------------------------------------------------------------------------
Occidental Petroleum Corp.                       414,400      28,593,600
========================================================================
                                                             191,939,600
========================================================================


                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES-3.40%

Google Inc.-Class A(a)                           250,413   $  55,090,860
------------------------------------------------------------------------
VeriSign, Inc.(a)                              1,000,000      26,460,000
------------------------------------------------------------------------
Yahoo! Inc.(a)                                 3,250,000     112,157,500
========================================================================
                                                             193,708,360
========================================================================

INVESTMENT BANKING & BROKERAGE-0.72%

Goldman Sachs Group, Inc. (The)(b)               250,000      26,697,500
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        267,400      14,420,882
========================================================================
                                                              41,118,382
========================================================================

LIFE & HEALTH INSURANCE-0.52%

AFLAC Inc.                                       725,450      29,489,542
========================================================================

MANAGED HEALTH CARE-2.62%

Aetna Inc.                                       826,800      60,662,316
------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)               479,300      28,642,968
------------------------------------------------------------------------
UnitedHealth Group Inc.                          463,100      43,767,581
------------------------------------------------------------------------
WellPoint, Inc.(a)                               126,600      16,173,150
========================================================================
                                                             149,246,015
========================================================================

MOVIES & ENTERTAINMENT-0.63%

DreamWorks Animation SKG, Inc.-Class A(a)        187,900       7,046,250
------------------------------------------------------------------------
Viacom Inc.-Class B                              838,064      29,013,776
========================================================================
                                                              36,060,026
========================================================================

OIL & GAS DRILLING-1.66%

ENSCO International Inc.                       1,062,000      34,621,200
------------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)             850,000      28,560,000
------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                     1,300,000      31,161,000
========================================================================
                                                              94,342,200
========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.22%

Baker Hughes Inc.                                840,000      37,060,800
------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)      625,000      32,593,750
========================================================================
                                                              69,654,550
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.72%

Apache Corp.                                     400,000      22,516,000
------------------------------------------------------------------------
Burlington Resources Inc.                        565,500      27,488,955
------------------------------------------------------------------------
Devon Energy Corp.                             1,130,000      51,042,100
------------------------------------------------------------------------
Newfield Exploration Co.(a)                      300,000      21,309,000
------------------------------------------------------------------------
XTO Energy, Inc.                               1,066,666      32,181,313
========================================================================
                                                             154,537,368
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.02%

Valero Energy Corp.                              850,000      58,250,500
========================================================================

                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------


OTHER DIVERSIFIED FINANCIAL SERVICES-0.92%

Citigroup Inc.                                 1,116,000   $  52,407,360
========================================================================

PACKAGED FOODS & MEATS-0.92%

Hershey Co. (The)                                500,000      31,950,000
------------------------------------------------------------------------
Kellogg Co.                                      451,700      20,303,915
========================================================================
                                                              52,253,915
========================================================================

PERSONAL PRODUCTS-0.95%

Gillette Co. (The)                             1,042,000      53,808,880
========================================================================

PHARMACEUTICALS-4.09%

Johnson & Johnson                              1,696,100     116,403,343
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A           1,323,600      37,193,160
------------------------------------------------------------------------
Pfizer Inc.                                    1,293,200      35,136,244
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                     1,410,700      44,070,268
========================================================================
                                                             232,803,015
========================================================================

RESTAURANTS-1.45%

Brinker International, Inc.(a)                   554,200      18,731,960
------------------------------------------------------------------------
McDonald's Corp.                               1,000,000      29,310,000
------------------------------------------------------------------------
Starbucks Corp.(a)                               700,000      34,664,000
========================================================================
                                                              82,705,960
========================================================================

SEMICONDUCTOR EQUIPMENT-0.76%

Applied Materials, Inc.(a)                     1,583,600      23,548,132
------------------------------------------------------------------------
KLA-Tencor Corp.                                 500,000      19,510,000
========================================================================
                                                              43,058,132
========================================================================

SEMICONDUCTORS-4.43%

Analog Devices, Inc.                           1,750,000      59,692,500
------------------------------------------------------------------------
Linear Technology Corp.                        1,450,000      51,823,000
------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)       750,000      25,110,000
------------------------------------------------------------------------
Maxim Integrated Products, Inc.                  806,985      30,181,239
------------------------------------------------------------------------
Microchip Technology Inc.                      3,000,052      85,441,481
========================================================================
                                                             252,248,220
========================================================================

SOFT DRINKS-0.59%

PepsiCo, Inc.                                    600,000      33,384,000
========================================================================

SPECIALIZED FINANCE-0.14%

Chicago Mercantile Exchange Holdings Inc.         41,200       8,055,424
========================================================================

SPECIALTY CHEMICALS-1.23%

Ecolab Inc.                                      800,000      26,168,000
------------------------------------------------------------------------
Rohm & Haas Co.                                1,000,000      43,660,000
========================================================================
                                                              69,828,000
========================================================================


                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

SPECIALTY STORES-2.15%

Bed Bath & Beyond Inc.(a)                      1,200,000   $  44,652,000
------------------------------------------------------------------------
Office Depot, Inc.(a)                          1,163,800      22,787,204
------------------------------------------------------------------------
Staples, Inc.                                  2,895,000      55,207,650
========================================================================
                                                             122,646,854
========================================================================

STEEL-1.14%

Nucor Corp.                                      600,000      30,660,000
------------------------------------------------------------------------
United States Steel Corp.                        796,900      34,075,444
========================================================================
                                                              64,735,444
========================================================================

SYSTEMS SOFTWARE-3.99%

Adobe Systems Inc.                               474,400      28,212,568
------------------------------------------------------------------------
McAfee Inc.(a)                                 1,000,000      20,910,000
------------------------------------------------------------------------
Microsoft Corp.                                5,000,000     126,500,000
------------------------------------------------------------------------
Oracle Corp.(a)                                4,438,800      51,312,528
========================================================================
                                                             226,935,096
========================================================================

TECHNOLOGY DISTRIBUTORS-0.77%

CDW Corp.                                        800,000      43,752,000
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.26%

UAP Holding Corp.(a)                           1,021,100      14,693,629
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.75%

Nextel Communications, Inc.-Class A(a)           987,200      27,631,728
------------------------------------------------------------------------
Syniverse Holdings Inc.(a)                     1,266,600      15,325,860
========================================================================
                                                              42,957,588
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $4,397,459,758)                      5,582,904,568
========================================================================

                        NUMBER
                          OF       EXERCISE   EXPIRATION       MARKET
                       CONTRACTS    PRICE        DATE          VALUE
-------------------------------------------------------------------------
PUT OPTIONS
  PURCHASED-0.00%

INTERNET SOFTWARE &
  SERVICES-0.00%

Google Inc.-Class A      2,504       $180       May-05     $       37,560
-------------------------------------------------------------------------
Yahoo! Inc.             16,250         30       May-05            121,875
=========================================================================
    Total Put Options
      Purchased (Cost
      $2,939,040)                                                 159,435
=========================================================================


                                                 SHARES

MONEY MARKET FUNDS-1.54%

Liquid Assets Portfolio-Institutional
  Class(f)                                     43,885,756       43,885,756
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    43,885,756       43,885,756
==========================================================================
    Total Money Market Funds (Cost
      $87,771,512)                                              87,771,512
==========================================================================
TOTAL INVESTMENTS-99.63% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $4,488,170,310)                                            5,670,835,515
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.69%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                           2                2
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  38,996,778       38,996,778
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $38,996,780)                                        38,996,780
==========================================================================
TOTAL INVESTMENTS-100.32% (Cost
  $4,527,167,090)                                            5,709,832,295
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.32%)                          (18,379,168)
==========================================================================
NET ASSETS-100.00%                                          $5,691,453,127
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value of this security at April 30, 2005 represented 0.11% of the Fund's Net Assets.
(d) Each unit represents one common share with paired trust share.
(e) Each unit represents one common share and one Class B share.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $4,394,419,464)*                           $ 5,576,912,643
------------------------------------------------------------
Investments in affiliates (cost
  $132,747,626)                                  132,919,652
============================================================
     Total investments (cost
       $4,527,167,090)                         5,709,832,295
============================================================
Receivables for:
  Investments sold                               101,291,425
------------------------------------------------------------
  Fund shares sold                                 1,449,469
------------------------------------------------------------
  Dividends                                        2,539,653
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  381,376
------------------------------------------------------------
Other assets                                         120,475
============================================================
     Total assets                              5,815,614,693
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           62,326,885
------------------------------------------------------------
  Fund shares reacquired                          15,717,121
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                999,652
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       38,996,780
------------------------------------------------------------
Accrued distribution fees                          1,682,958
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,930
------------------------------------------------------------
Accrued transfer agent fees                        3,747,717
------------------------------------------------------------
Accrued operating expenses                           681,523
============================================================
     Total liabilities                           124,161,566
============================================================
Net assets applicable to shares outstanding  $ 5,691,453,127
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 6,382,754,251
------------------------------------------------------------
Undistributed net investment income                1,640,148
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (1,875,606,477)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies            1,182,665,205
============================================================
                                             $ 5,691,453,127
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $ 4,875,650,421
____________________________________________________________
============================================================
Class B                                      $   542,849,216
____________________________________________________________
============================================================
Class C                                      $   135,737,907
____________________________________________________________
============================================================
Class R                                      $     7,273,813
____________________________________________________________
============================================================
Institutional Class                          $   129,941,770
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          229,513,312
____________________________________________________________
============================================================
Class B                                           27,345,549
____________________________________________________________
============================================================
Class C                                            6,839,787
____________________________________________________________
============================================================
Class R                                              343,228
____________________________________________________________
============================================================
Institutional Class                                5,639,934
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         21.24
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $21.24 divided by
       94.50%)                               $         22.48
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $         19.85
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $         19.85
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                   $         21.19
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $         23.04
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $38,055,509 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $67,357)         $  45,172,916
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $142,364 after rebates of
  $4,903,339)                                                     1,393,186
---------------------------------------------------------------------------
Interest                                                             10,823
===========================================================================
    Total investment income                                      46,576,925
===========================================================================

EXPENSES:

Advisory fees                                                    19,936,223
---------------------------------------------------------------------------
Administrative services fees                                        338,055
---------------------------------------------------------------------------
Custodian fees                                                      232,154
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         8,145,938
---------------------------------------------------------------------------
  Class B                                                         3,012,810
---------------------------------------------------------------------------
  Class C                                                           770,271
---------------------------------------------------------------------------
  Class R                                                            17,717
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       11,451,505
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           71,826
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           125,927
---------------------------------------------------------------------------
Other                                                               624,384
===========================================================================
    Total expenses                                               44,726,810
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (697,411)
===========================================================================
    Net expenses                                                 44,029,399
===========================================================================
Net investment income                                             2,547,526
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from securities sold
    to affiliates of $14,506,408)                               293,774,554
---------------------------------------------------------------------------
  Foreign currencies                                                538,963
===========================================================================
                                                                294,313,517
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (266,545,569)
---------------------------------------------------------------------------
  Foreign currencies                                                    (38)
===========================================================================
                                                               (266,545,607)
===========================================================================
Net gain from investment securities and foreign currencies       27,767,910
===========================================================================
Net increase in net assets resulting from operations          $  30,315,436
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,         OCTOBER 31,
                                                                   2005              2004
===============================================================================================
OPERATIONS:

  Net investment income (loss)                                $    2,547,526    $   (49,011,984)
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              294,313,517        750,199,227
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (266,545,607)      (467,700,236)
===============================================================================================
    Net increase in net assets resulting from operations          30,315,436        233,487,007
===============================================================================================
Share transactions-net:
  Class A                                                       (768,061,208)    (1,414,942,300)
-----------------------------------------------------------------------------------------------
  Class B                                                        (74,499,696)       (88,166,720)
-----------------------------------------------------------------------------------------------
  Class C                                                        (27,428,925)       (35,344,446)
-----------------------------------------------------------------------------------------------
  Class R                                                          1,136,036          3,284,897
-----------------------------------------------------------------------------------------------
  Institutional Class                                            (36,658,102)         4,128,631
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (905,511,895)    (1,531,039,938)
===============================================================================================
    Net increase (decrease) in net assets                       (875,196,459)    (1,297,552,931)
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,566,649,586      7,864,202,517
===============================================================================================
  End of period (including undistributed net investment
    income (loss) of $1,640,148 and $(907,378),
    respectively)                                             $5,691,453,127    $ 6,566,649,586
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $30 million                                                1.00%
----------------------------------------------------------------------
Next $120 million                                                0.75%
----------------------------------------------------------------------
Over $150 million                                               0.625%
______________________________________________________________________
======================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $150 million                                               0.75%
----------------------------------------------------------------------
Next $4.85 billion                                              0.615%
----------------------------------------------------------------------
Next $2.5 billion                                                0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                 0.52%
______________________________________________________________________
======================================================================


    Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $496,001.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $120,475 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $338,055.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $11,451,505 for Class A, Class B, Class C and Class R share classes and $71,826 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $8,145,938, $3,012,810, $770,271 and $17,717, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2005, ADI advised the Fund that it retained $296,082 in front-end sales commissions from the sale of Class A shares and $3,902, $119,082, $7,708 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                  MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND                10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05         INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $  21,040,807     $  586,477,578    $  (563,632,629)       $   --        $ 43,885,756     $  618,555      $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             21,040,807        586,477,578       (563,632,629)           --          43,885,756        632,267          --
====================================================================================================================================
  SUBTOTAL       $  42,081,614     $1,172,955,156    $(1,127,265,258)       $   --        $ 87,771,512     $1,250,822      $   --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                  MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND                10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 969,136,004     $  898,782,312    $(1,867,918,314)       $   --        $          2     $  112,977      $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class              4,938,485        762,611,137       (728,552,844)           --          38,996,778         29,387          --
====================================================================================================================================
  SUBTOTAL       $ 974,074,489     $1,661,393,449    $(2,596,471,158)       $   --        $ 38,996,780     $  142,364      $   --
====================================================================================================================================

* Net of rebates.

INVESTMENTS IN OTHER AFFILIATES:


The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended April 30, 2005.

                                                                          UNREALIZED
                  MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
                    10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05         INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Dolby
  Laboratories
  Inc.- Class A  $          --     $    5,979,335    $            --       $172,025       $  6,151,360     $       --      $   --
====================================================================================================================================
  TOTAL          $1,016,156,103    $2,840,327,940    $(3,723,736,416)      $172,025       $132,919,652     $1,393,186      $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $28,568,696 and sales of $52,459,430, which resulted in net realized gains of $14,506,408.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $80,935.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $13,342 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $38,055,509 were on loan to brokers. The loans were secured by cash collateral of $38,996,780 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $142,364 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2009                                                $  478,530,901
------------------------------------------------------------------------------
October 31, 2010                                                 1,223,985,487
------------------------------------------------------------------------------
October 31, 2011                                                   461,767,558
==============================================================================
Total capital loss carryforward                                 $2,164,283,946
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $1,593,183,924 and $2,572,446,999, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $1,353,183,814
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (170,602,114)
==============================================================================
Net unrealized appreciation of investment securities            $1,182,581,700
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $4,527,250,595.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                     APRIL 30, 2005                  OCTOBER 31, 2004
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,423,747    $ 164,532,085     21,730,966    $   462,412,977
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         919,817       19,093,505      2,742,938         54,987,929
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         380,953        7,899,072      1,295,928         26,018,679
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                          87,649        1,945,667        215,406          4,599,852
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             173,102        4,183,720      1,641,747         36,786,966
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         202,798        4,494,364        403,007          8,647,784
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (216,717)      (4,494,364)      (428,243)        (8,647,784)
============================================================================================================================
Reacquired:
  Class A                                                     (42,114,293)    (937,087,657)   (89,250,664)    (1,886,003,061)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,288,080)     (89,098,837)    (6,761,489)      (134,506,865)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,700,000)     (35,327,997)    (3,085,701)       (61,363,125)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (36,395)        (809,631)       (61,955)        (1,314,955)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,690,242)     (40,841,822)    (1,437,940)       (32,658,335)
============================================================================================================================
                                                              (40,857,661)   $(905,511,895)   (72,996,000)   $(1,531,039,938)
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund. AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   CLASS A
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                YEAR ENDED OCTOBER 31,
                                             APRIL 30,        -------------------------------------------------------------------
                                                2005             2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    21.27       $    20.61    $    17.20    $    19.72    $    43.50    $     34.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.02(a)         (0.13)(b)      (0.12)(b)      (0.15)(b)      (0.12)       (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (0.05)            0.79          3.53         (2.37)       (16.24)         12.39
=================================================================================================================================
    Total from investment operations              (0.03)            0.66          3.41         (2.52)       (16.36)         12.13
=================================================================================================================================
Less distributions from net realized gains           --               --            --            --         (7.42)         (3.28)
=================================================================================================================================
Net asset value, end of period               $    21.24       $    21.27    $    20.61    $    17.20    $    19.72    $     43.50
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                   (0.14)%           3.20%        19.83%       (12.78)%      (43.10)%        36.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $4,875,650       $5,616,072    $6,825,023    $6,780,055    $9,703,277    $19,268,977
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 1.32%(d)         1.27%         1.29%         1.26%         1.14%          1.08%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 1.34%(d)         1.29%         1.30%         1.27%         1.17%          1.11%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               0.15%(a)(d)      (0.59)%      (0.67)%       (0.74)%       (0.46)%        (0.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           25%              50%           47%           57%           75%            88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.05) and (0.42)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $5,475,630,201.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                            YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        ----------------------------------------------------------
                                                         2005            2004        2003        2002        2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  19.95        $  19.46    $  16.36    $  18.89    $  42.28    $    34.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.06)(a)       (0.26)(b)    (0.23)(b)    (0.27)(b)    (0.28)    (0.58)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.04)           0.75        3.33       (2.26)     (15.69)        12.14
=================================================================================================================================
    Total from investment operations                      (0.10)           0.49        3.10       (2.53)     (15.97)        11.56
=================================================================================================================================
Less distributions from net realized gains                   --              --          --          --       (7.42)        (3.28)
=================================================================================================================================
Net asset value, end of period                         $  19.85        $  19.95    $  19.46    $  16.36    $  18.89    $    42.28
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           (0.50)%          2.52%      18.95%     (13.39)%    (43.49)%       35.51%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $542,849        $617,005    $688,587    $625,294    $818,343    $1,315,524
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.02%(d)        1.97%       1.99%       1.96%       1.86%         1.85%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.04%(d)        1.99%       2.00%       1.97%       1.89%         1.88%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.55)%(a)(d)    (1.29)%    (1.37)%     (1.44)%     (1.17)%       (1.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   25%             50%         47%         57%         75%           88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.13) and (1.12)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $607,555,611.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                            YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        ----------------------------------------------------------
                                                         2005            2004        2003        2002        2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  19.94        $  19.46    $  16.36    $  18.88    $  42.27    $    33.99
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.06)(a)       (0.26)(b)    (0.23)(b)    (0.27)(b)    (0.29)    (0.59)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.03)           0.74        3.33       (2.25)     (15.68)        12.15
=================================================================================================================================
    Total from investment operations                      (0.09)           0.48        3.10       (2.52)     (15.97)        11.56
=================================================================================================================================
Less distributions from net realized gains                   --              --          --          --       (7.42)        (3.28)
=================================================================================================================================
Net asset value, end of period                         $  19.85        $  19.94    $  19.46    $  16.36    $  18.88    $    42.27
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           (0.45)%          2.47%      18.95%     (13.35)%    (43.51)%       35.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $135,738        $162,707    $193,585    $184,393    $258,786    $  434,544
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.02%(d)        1.97%       1.99%       1.96%       1.86%         1.85%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.04%(d)        1.99%       2.00%       1.97%       1.89%         1.88%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.55)%(a)(d)    (1.29)%    (1.37)%     (1.44)%     (1.17)%       (1.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   25%             50%         47%         57%         75%           88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.13) and (1.12)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $155,330,883.
(e)  Not annualized for periods less than one year.

                                                                                   CLASS R
                                                              --------------------------------------------------
                                                                                                   JUNE 3, 2002
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        ----------------     OCTOBER 31,
                                                                 2005           2004      2003         2002
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $21.24         $20.63    $17.26       $ 19.82
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)(a)      (0.17)(b)  (0.16)(b)      (0.07)(b)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.05)          0.78      3.53         (2.49)
================================================================================================================
    Total from investment operations                             (0.05)          0.61      3.37         (2.56)
================================================================================================================
Net asset value, end of period                                  $21.19         $21.24    $20.63       $ 17.26
________________________________________________________________________________________________________________
================================================================================================================
Total return(c)                                                  (0.24)%         2.96%    19.52%       (12.92)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $7,274         $6,202    $2,857       $   226
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.52%(d)       1.47%     1.49%         1.53%(e)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.54%(d)       1.49%     1.50%         1.54%(e)
================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.05)%(a)(d)  (0.79)%   (0.87)%       (1.01)%(e)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                          25%            50%       47%           57%
________________________________________________________________________________________________________________
================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.07) and (0.62)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $7,145,464.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                   INSTITUTIONAL CLASS
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                           YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        --------------------------------------------------------
                                                           2005            2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  23.01        $  22.17    $  18.40    $  21.00    $  45.55    $  36.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               0.09(a)        (0.01)(b)    (0.03)(b)    (0.06)     0.01       (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (0.06)           0.85        3.80       (2.54)     (17.14)      12.91
=================================================================================================================================
    Total from investment operations                         0.03            0.84        3.77       (2.60)     (17.13)      12.82
=================================================================================================================================
Less distributions from net realized gains                     --              --          --          --       (7.42)      (3.28)
=================================================================================================================================
Net asset value, end of period                           $  23.04        $  23.01    $  22.17    $  18.40    $  21.00    $  45.55
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              0.13%           3.79%      20.49%     (12.38)%    (42.80)%     37.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $129,942        $164,664    $154,150    $122,746    $150,609    $288,097
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.75%(d)        0.72%       0.75%       0.80%       0.65%       0.65%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          0.77%(d)        0.74%       0.76%       0.81%       0.68%       0.68%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     0.72%(a)(d)    (0.04)%     (0.13)%     (0.28)%      0.03%      (0.18)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     25%             50%         47%         57%         75%         88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net Investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.02 and 0.15% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $144,798,872.
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to

Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-89.08%

ADVERTISING-0.51%

Omnicom Group Inc.                                  14,000   $  1,160,600
=========================================================================

AEROSPACE & DEFENSE-1.97%

Raytheon Co.                                        95,900      3,606,799
-------------------------------------------------------------------------
United Technologies Corp.                            8,400        854,448
=========================================================================
                                                                4,461,247
=========================================================================

APPAREL RETAIL-2.55%

Limited Brands, Inc.                               141,000      3,058,290
-------------------------------------------------------------------------
TJX Cos., Inc. (The)                               119,300      2,702,145
=========================================================================
                                                                5,760,435
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.19%

V. F. Corp.                                         47,500      2,688,025
=========================================================================

APPLICATION SOFTWARE-0.74%

SAP A.G.-ADR (Germany)                              42,500      1,675,804
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.47%

Federated Investors, Inc.-Class B                   94,600      2,691,370
-------------------------------------------------------------------------
State Street Corp.                                  62,600      2,893,998
=========================================================================
                                                                5,585,368
=========================================================================

AUTO PARTS & EQUIPMENT-1.35%

Johnson Controls, Inc.                              55,500      3,045,285
=========================================================================

BREWERS-1.05%

Anheuser-Busch Cos., Inc.                           50,800      2,380,996
=========================================================================

BUILDING PRODUCTS-0.79%

Masco Corp.                                         56,700      1,785,483
=========================================================================

COMPUTER HARDWARE-2.46%

Hewlett-Packard Co.                                132,200      2,706,134
-------------------------------------------------------------------------
International Business Machines Corp.               37,400      2,856,612
=========================================================================
                                                                5,562,746
=========================================================================

CONSTRUCTION & ENGINEERING-0.69%

Fluor Corp.                                         30,400      1,567,424
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.93%

Automatic Data Processing, Inc.                     47,300      2,054,712
-------------------------------------------------------------------------
First Data Corp.                                    60,400      2,297,012
=========================================================================
                                                                4,351,724
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


DISTRIBUTORS-1.07%

Genuine Parts Co.                                   56,600   $  2,428,140
=========================================================================

DIVERSIFIED BANKS-2.67%

Bank of America Corp.                               42,200      1,900,688
-------------------------------------------------------------------------
U.S. Bancorp                                       101,400      2,829,060
-------------------------------------------------------------------------
Wachovia Corp.                                      25,500      1,305,090
=========================================================================
                                                                6,034,838
=========================================================================

DIVERSIFIED CHEMICALS-1.36%

Dow Chemical Co. (The)                              21,700        996,681
-------------------------------------------------------------------------
PPG Industries, Inc.                                30,600      2,067,030
=========================================================================
                                                                3,063,711
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.45%

H&R Block, Inc.                                     41,500      2,067,115
-------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                     66,100      1,217,562
=========================================================================
                                                                3,284,677
=========================================================================

ELECTRIC UTILITIES-1.56%

Entergy Corp.                                       20,500      1,502,650
-------------------------------------------------------------------------
Exelon Corp.                                        40,900      2,024,550
=========================================================================
                                                                3,527,200
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.21%

Cooper Industries, Ltd.-Class A (Bermuda)           21,900      1,394,154
-------------------------------------------------------------------------
Emerson Electric Co.                                57,500      3,603,525
=========================================================================
                                                                4,997,679
=========================================================================

FOOTWEAR-0.50%

NIKE, Inc.-Class B                                  14,700      1,129,107
=========================================================================

HEALTH CARE EQUIPMENT-3.55%

Baxter International Inc.                           90,700      3,364,970
-------------------------------------------------------------------------
Becton, Dickinson & Co.                             14,500        848,540
-------------------------------------------------------------------------
Medtronic, Inc.                                     72,200      3,804,940
=========================================================================
                                                                8,018,450
=========================================================================

HOME IMPROVEMENT RETAIL-1.45%

Home Depot, Inc. (The)                              92,400      3,268,188
=========================================================================

HOUSEHOLD APPLIANCES-1.38%

Snap-on Inc.                                        94,100      3,121,297
=========================================================================

HOUSEHOLD PRODUCTS-2.02%

Colgate-Palmolive Co.                               51,100      2,544,269
-------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-(CONTINUED)

Kimberly-Clark Corp.                                32,400   $  2,023,380
=========================================================================
                                                                4,567,649
=========================================================================

INDUSTRIAL MACHINERY-1.96%

Ingersoll-Rand Co. Ltd.-Class A (Bermuda)           23,400      1,798,758
-------------------------------------------------------------------------
Pentair, Inc.                                       66,300      2,637,414
=========================================================================
                                                                4,436,172
=========================================================================

INSURANCE BROKERS-0.63%

Marsh & McLennan Cos., Inc.                         51,200      1,435,136
=========================================================================

INTEGRATED OIL & GAS-4.73%

ConocoPhillips                                      21,400      2,243,790
-------------------------------------------------------------------------
Eni S.p.A. (Italy)(a)                               54,800      1,377,971
-------------------------------------------------------------------------
Exxon Mobil Corp.                                   31,600      1,802,148
-------------------------------------------------------------------------
Occidental Petroleum Corp.                          46,700      3,222,300
-------------------------------------------------------------------------
TOTAL S.A. (France)(a)                               9,150      2,034,682
=========================================================================
                                                               10,680,891
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.33%

BellSouth Corp.                                    100,700      2,667,543
-------------------------------------------------------------------------
SBC Communications Inc.                            109,000      2,594,200
=========================================================================
                                                                5,261,743
=========================================================================

INVESTMENT BANKING & BROKERAGE-1.38%

Morgan Stanley                                      59,300      3,120,366
=========================================================================

LIFE & HEALTH INSURANCE-0.35%

Prudential Financial, Inc.                          13,700        782,955
=========================================================================

MULTI-LINE INSURANCE-1.17%

Hartford Financial Services Group, Inc. (The)       36,400      2,634,268
=========================================================================

MULTI-UTILITIES & UNREGULATED POWER-3.12%

Dominion Resources, Inc.                            45,600      3,438,240
-------------------------------------------------------------------------
Public Service Enterprise Group Inc.                42,200      2,451,820
-------------------------------------------------------------------------
Wisconsin Energy Corp.                              33,100      1,167,106
=========================================================================
                                                                7,057,166
=========================================================================

OFFICE SERVICES & SUPPLIES-1.36%

Pitney Bowes Inc.                                   68,500      3,063,320
=========================================================================

OIL & GAS DRILLING-1.28%

GlobalSantaFe Corp. (Cayman Islands)                86,100      2,892,960
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.72%

Citigroup Inc.                                      82,800      3,888,288
=========================================================================

PACKAGED FOODS & MEATS-2.24%

General Mills, Inc.                                 72,800      3,596,320
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

PACKAGED FOODS & MEATS-(CONTINUED)

Sara Lee Corp.                                      69,000   $  1,475,910
=========================================================================
                                                                5,072,230
=========================================================================

PAPER PACKAGING-1.70%

Bemis Co., Inc.                                     95,300      2,626,468
-------------------------------------------------------------------------
Sonoco Products Co.                                 44,800      1,213,632
=========================================================================
                                                                3,840,100
=========================================================================

PHARMACEUTICALS-9.76%

Abbott Laboratories                                 86,300      4,242,508
-------------------------------------------------------------------------
Bristol-Myers Squibb Co.                            70,700      1,838,200
-------------------------------------------------------------------------
Johnson & Johnson                                   55,300      3,795,239
-------------------------------------------------------------------------
Lilly (Eli) & Co.                                   64,800      3,788,856
-------------------------------------------------------------------------
Merck & Co. Inc.                                    54,600      1,850,940
-------------------------------------------------------------------------
Pfizer Inc.                                        109,900      2,985,983
-------------------------------------------------------------------------
Wyeth                                               79,200      3,559,248
=========================================================================
                                                               22,060,974
=========================================================================

PROPERTY & CASUALTY INSURANCE-3.23%

Chubb Corp. (The)                                   14,200      1,161,276
-------------------------------------------------------------------------
MBIA Inc.                                           44,300      2,320,434
-------------------------------------------------------------------------
SAFECO Corp.                                        29,100      1,532,697
-------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                 63,700      2,280,460
=========================================================================
                                                                7,294,867
=========================================================================

PUBLISHING-1.65%

Gannett Co., Inc.                                   48,300      3,719,100
=========================================================================

REGIONAL BANKS-4.16%

Cullen/Frost Bankers, Inc.                          50,400      2,183,328
-------------------------------------------------------------------------
Fifth Third Bancorp                                 79,800      3,471,300
-------------------------------------------------------------------------
KeyCorp                                             27,700        918,532
-------------------------------------------------------------------------
North Fork Bancorp., Inc.                          100,300      2,823,445
=========================================================================
                                                                9,396,605
=========================================================================

RESTAURANTS-1.16%

Outback Steakhouse, Inc.                            64,700      2,613,880
=========================================================================

SEMICONDUCTORS-1.85%

Linear Technology Corp.                             76,100      2,719,814
-------------------------------------------------------------------------
Texas Instruments Inc.                              58,800      1,467,648
=========================================================================
                                                                4,187,462
=========================================================================

SOFT DRINKS-0.84%

PepsiCo, Inc.                                       34,200      1,902,888
=========================================================================

SPECIALTY CHEMICALS-0.89%

Ecolab Inc.                                         61,200      2,001,852
=========================================================================

SYSTEMS SOFTWARE-1.73%

Microsoft Corp.                                    154,300      3,903,790
=========================================================================


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-1.28%

Fannie Mae                                          53,700   $  2,897,115
=========================================================================

TOBACCO-1.64%

Altria Group, Inc.                                  56,900      3,697,931
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $188,882,699)                           201,308,132
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT

NOTES-0.15%

AEROSPACE & DEFENSE-0.04%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06(b)                    $    75,000         80,255
=========================================================================

ELECTRIC UTILITIES-0.07%

Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05(b)                        160,000        163,231
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.04%

General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%,
  01/30/06(b)                                      100,000         99,507
=========================================================================
    Total Notes (Cost $345,297)                                   342,993
=========================================================================

-------------------------------------------------------------------------
                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

U.S. TREASURY SECURITIES-2.64%

U.S. TREASURY BONDS-1.32%

U.S. Treasury Bonds 3.38%, 02/28/07(b)         $ 3,000,000   $  2,986,890
=========================================================================
U.S. TREASURY NOTES-1.32%

U.S. Treasury Notes 3.38%, 02/15/08(b)           3,000,000      2,973,750
=========================================================================
    Total U.S. Treasury Securities (Cost
      $5,946,516)                                               5,960,640
=========================================================================

                                                 SHARES

MONEY MARKET FUNDS-9.40%

Liquid Assets Portfolio-Institutional
  Class(c)                                      10,617,292     10,617,292
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)     10,617,292     10,617,292
=========================================================================
    Total Money Market Funds (Cost
      $21,234,584)                                             21,234,584
=========================================================================
TOTAL INVESTMENTS-101.27% (Cost $216,409,096)                 228,846,349
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.27%)                          (2,867,332)
=========================================================================
NET ASSETS-100.00%                                           $225,979,017
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Sr.     - Senior
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $3,412,653, which represented 1.49% of the Fund's Total Investments. See Note 1A.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at April 30, 2005 was $6,303,633, which represented 2.75% of the Fund's Total Investments. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $195,174,512)                                $207,611,765
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $21,234,584)                             21,234,584
===========================================================
    Total Investments (Cost $216,409,096)       228,846,349
===========================================================
Receivables for:
  Fund shares sold                                1,210,353
-----------------------------------------------------------
  Dividends and interest                            345,364
-----------------------------------------------------------
  Amount due from advisor                            11,600
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                9,468
-----------------------------------------------------------
Other assets                                         43,738
===========================================================
    Total assets                                230,466,872
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           3,723,382
-----------------------------------------------------------
  Fund shares reacquired                            539,581
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 11,342
-----------------------------------------------------------
Accrued distribution fees                           113,661
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,348
-----------------------------------------------------------
Accrued transfer agent fees                          62,910
-----------------------------------------------------------
Accrued operating expenses                           35,631
===========================================================
    Total liabilities                             4,487,855
===========================================================
Net assets applicable to shares outstanding    $225,979,017
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $211,394,141
-----------------------------------------------------------
Undistributed net investment income                 (11,634)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies,
  futures contracts and option contracts          2,159,257
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     12,437,253
===========================================================
                                               $225,979,017
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $122,983,450
___________________________________________________________
===========================================================
Class B                                        $ 72,925,778
___________________________________________________________
===========================================================
Class C                                        $ 30,069,789
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          10,367,511
___________________________________________________________
===========================================================
Class B                                           6,201,486
___________________________________________________________
===========================================================
Class C                                           2,560,358
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.86
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.86 divided by
      94.50%)                                  $      12.55
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.76
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.74
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,260)          $2,069,949
------------------------------------------------------------------------
Dividends from affiliated money market funds                     173,605
------------------------------------------------------------------------
Interest                                                          37,547
========================================================================
    Total investment income                                    2,281,101
========================================================================

EXPENSES:

Advisory fees                                                    642,106
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                    15,176
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        156,752
------------------------------------------------------------------------
  Class B                                                        294,641
------------------------------------------------------------------------
  Class C                                                        113,637
------------------------------------------------------------------------
Transfer agent fees                                              153,444
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          9,588
------------------------------------------------------------------------
Other                                                             92,468
========================================================================
    Total expenses                                             1,502,607
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                   (379,181)
========================================================================
    Net expenses                                               1,123,426
========================================================================
Net investment income                                          1,157,675
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                        2,180,972
------------------------------------------------------------------------
  Foreign currencies                                               3,267
------------------------------------------------------------------------
  Futures contracts                                               75,143
------------------------------------------------------------------------
  Option contracts written                                        78,340
========================================================================
                                                               2,337,722
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        3,187,353
------------------------------------------------------------------------
  Futures contracts                                               (9,390)
========================================================================
                                                               3,177,963
========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts and option contracts                       5,515,685
========================================================================
Net increase in net assets resulting from operations          $6,673,360
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,157,675    $    742,750
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts and option contracts           2,337,722       3,210,309
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and futures contracts         3,177,963       4,353,104
==========================================================================================
    Net increase in net assets resulting from operations         6,673,360       8,306,163
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (744,578)       (500,393)
------------------------------------------------------------------------------------------
  Class B                                                         (301,612)       (204,810)
------------------------------------------------------------------------------------------
  Class C                                                         (114,216)        (63,792)
==========================================================================================
    Total distributions from net investment income              (1,160,406)       (768,995)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (1,261,432)             --
------------------------------------------------------------------------------------------
  Class B                                                         (887,849)             --
------------------------------------------------------------------------------------------
  Class C                                                         (318,378)             --
==========================================================================================
    Total distributions from net realized gains                 (2,467,659)             --
==========================================================================================
    Decrease in net assets resulting from distributions         (3,628,065)       (768,995)
==========================================================================================
Share transactions-net:
  Class A                                                       57,986,046      37,536,817
------------------------------------------------------------------------------------------
  Class B                                                       26,003,571      21,106,883
------------------------------------------------------------------------------------------
  Class C                                                       14,414,920       8,543,492
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               98,404,537      67,187,192
==========================================================================================
    Net increase in net assets                                 101,449,832      74,724,360
==========================================================================================

NET ASSETS:

  Beginning of period                                          124,529,185      49,804,825
==========================================================================================
  End of period (including undistributed net investment
    income of $(11,634) and $(8,903), respectively)           $225,979,017    $124,529,185
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Diversified Dividend Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is growth of capital with a secondary investment objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.75%
--------------------------------------------------------------------
Next $1 billion                                               0.70%
--------------------------------------------------------------------
Over $2 billion                                               0.625%
____________________________________________________________________
====================================================================


    Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
____________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.00%, 1.65% and 1.65% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.50%, 2.15% and 2.15% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $375,928.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,433 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $153,444.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B and Class C shares paid $156,752, $294,641 and $113,637 respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $77,637 in front-end sales commissions from the sale of Class A shares and $3,249, $20,253 and $1,339 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 8,365,886      $22,196,490       $(19,945,084)         $   --         $10,617,292     $ 86,034       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             8,365,886       22,196,490        (19,945,084)             --          10,617,292       87,571           --
==================================================================================================================================
  Total           $16,731,772      $44,392,980       $(39,890,168)         $   --         $21,234,584     $173,605       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $393,147 and sales of $0, which resulted in net realized gain (loss) of $0.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $1,820.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $2,089 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                                --      $     --
-----------------------------------------------------------------------------------
Written                                                         1,319       116,594
-----------------------------------------------------------------------------------
Closed                                                         (1,083)      (93,157)
-----------------------------------------------------------------------------------
Exercised                                                        (236)      (23,437)
===================================================================================
End of period                                                      --      $     --
___________________________________________________________________________________
===================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of October 31, 2004.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $99,739,755 and $10,367,635, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $16,304,992
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (4,018,218)
===============================================================================
Net unrealized appreciation of investment securities              $12,286,774
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $216,559,575.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,604,962    $ 67,184,534     4,322,865    $ 48,449,001
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,909,016      34,579,161     2,496,183      27,796,432
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,395,359      16,564,227       891,143       9,870,802
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        156,144       1,861,646        41,472         465,571
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         91,265       1,078,872        16,701         185,244
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         34,015         401,510         5,270          58,491
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        196,320       2,348,312       186,137       2,093,587
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (197,993)     (2,348,312)     (187,728)     (2,093,587)
======================================================================================================================
Reacquired:
  Class A                                                     (1,121,645)    (13,408,446)   (1,198,931)    (13,471,342)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (615,674)     (7,306,150)     (432,094)     (4,781,206)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (216,169)     (2,550,817)     (125,008)     (1,385,801)
======================================================================================================================
                                                               8,235,600    $ 98,404,537     6,016,010    $ 67,187,192
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 12--SIGNIFICANT EVENT

The Board of Trustees of the Trust ("Buyer") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Buying Fund") a series of Buyer, would acquire all of the assets of AIM Core Stock Fund ("Selling Fund"), a series of AIM Combination Stock & Bond Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

    The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                                        DECEMBER 31, 2001
                                                              SIX MONTHS           YEAR ENDED           (DATE OPERATIONS
                                                                ENDED             OCTOBER 31,             COMMENCED) TO
                                                              APRIL 30,        ------------------          OCTOBER 31,
                                                                 2005           2004       2003               2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  11.48        $ 10.26    $  8.70            $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.10(a)        0.14       0.06(b)           (0.03)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.59           1.23       1.54              (1.27)
=========================================================================================================================
    Total from investment operations                               0.69           1.37       1.60              (1.30)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.10)         (0.15)     (0.04)                --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.21)            --         --                 --
=========================================================================================================================
    Total distributions                                           (0.31)         (0.15)     (0.04)                --
=========================================================================================================================
Net asset value, end of period                                 $  11.86        $ 11.48    $ 10.26            $  8.70
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                    5.98%         13.36%     18.39%            (13.00)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $122,983        $63,513    $22,375            $ 7,834
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.00%(d)       1.00%      1.51%              1.75%(e)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.45%(d)       1.70%      2.12%              4.26%(e)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets        1.66%(a)(d)    1.27%      0.65%             (0.34)%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                                            7%            30%        72%                42%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.09 and 1.38%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $90,314,821.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                                        DECEMBER 31, 2001
                                                              SIX MONTHS           YEAR ENDED           (DATE OPERATIONS
                                                                ENDED             OCTOBER 31,             COMMENCED) TO
                                                              APRIL 30,        ------------------          OCTOBER 31,
                                                                 2005           2004       2003               2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.38         $ 10.17    $  8.65            $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06(a)         0.07       0.00(b)           (0.08)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.59            1.21       1.53              (1.27)
=========================================================================================================================
    Total from investment operations                              0.65            1.28       1.53              (1.35)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.06)          (0.07)     (0.01)                --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.21)             --         --                 --
=========================================================================================================================
    Total distributions                                          (0.27)          (0.07)     (0.01)                --
=========================================================================================================================
Net asset value, end of period                                 $ 11.76         $ 11.38    $ 10.17            $  8.65
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   5.67%          12.63%     17.67%            (13.50)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $72,926         $45,700    $21,582            $ 7,100
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.65%(d)        1.65%      2.16%              2.40%(e)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.10%(d)        2.35%      2.77%              4.91%(e)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       1.01%(a)(d)     0.62%      0.00%             (0.99)%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                                           7%             30%        72%                42%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.05 and 0.73%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $59,416,500.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                                                       DECEMBER 31, 2001
                                                              SIX MONTHS          YEAR ENDED           (DATE OPERATIONS
                                                                ENDED             OCTOBER 31,            COMMENCED) TO
                                                              APRIL 30,        -----------------          OCTOBER 31,
                                                                 2005           2004       2003              2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.37         $ 10.16    $ 8.65            $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06(a)         0.07      0.00(b)           (0.08)(b)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.58            1.21      1.52              (1.27)
========================================================================================================================
    Total from investment operations                              0.64            1.28      1.52              (1.35)
========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.06)          (0.07)    (0.01)                --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.21)             --        --                 --
========================================================================================================================
    Total distributions                                          (0.27)          (0.07)    (0.01)                --
========================================================================================================================
Net asset value, end of period                                 $ 11.74         $ 11.37    $10.16            $  8.65
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                                   5.59%          12.64%    17.55%            (13.50)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $30,070         $15,316    $5,848            $ 1,116
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.65%(d)        1.65%     2.16%              2.40%(e)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.10%(d)        2.35%     2.77%              4.91%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net assets       1.01%(a)(d)     0.62%     0.00%             (0.99)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                           7%             30%       72%                42%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.05 and 0.73%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $22,915,866.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.87%

ADVERTISING-4.96%

Interpublic Group of Cos., Inc. (The)(a)         562,200   $  7,229,892
-----------------------------------------------------------------------
Omnicom Group Inc.                               137,600     11,407,040
=======================================================================
                                                             18,636,932
=======================================================================

AEROSPACE & DEFENSE-1.53%

Honeywell International Inc.                     160,300      5,732,328
=======================================================================

ALUMINUM-1.33%

Alcoa Inc.                                       171,500      4,976,930
=======================================================================

APPAREL RETAIL-1.68%

Gap, Inc. (The)                                  295,700      6,313,195
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.95%

Bank of New York Co., Inc. (The)                 262,600      7,337,044
=======================================================================

BUILDING PRODUCTS-1.97%

Masco Corp.                                      235,200      7,406,448
=======================================================================

COMMUNICATIONS EQUIPMENT-0.87%

Motorola, Inc.                                   213,200      3,270,488
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.81%

Deere & Co.                                       48,800      3,051,952
=======================================================================

CONSUMER ELECTRONICS-3.07%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)             191,970      4,758,936
-----------------------------------------------------------------------
Sony Corp.-ADR (Japan)                           184,700      6,780,337
=======================================================================
                                                             11,539,273
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.04%

Ceridian Corp.(a)                                291,700      4,920,979
-----------------------------------------------------------------------
First Data Corp.                                 269,700     10,256,691
=======================================================================
                                                             15,177,670
=======================================================================

DIVERSIFIED CHEMICALS-0.67%

Dow Chemical Co. (The)                            54,600      2,507,778
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.31%

Cendant Corp.                                    435,600      8,672,796
=======================================================================

ENVIRONMENTAL SERVICES-2.86%

Waste Management, Inc.                           376,550     10,727,910
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


FOOD RETAIL-3.07%

Kroger Co. (The)(a)                              404,600   $  6,380,542
-----------------------------------------------------------------------
Safeway Inc.(a)                                  240,800      5,126,632
=======================================================================
                                                             11,507,174
=======================================================================

GENERAL MERCHANDISE STORES-2.07%

Target Corp.                                     167,600      7,776,640
=======================================================================

HEALTH CARE DISTRIBUTORS-6.18%

Cardinal Health, Inc.                            264,600     14,703,822
-----------------------------------------------------------------------
McKesson Corp.                                   230,100      8,513,700
=======================================================================
                                                             23,217,522
=======================================================================

HEALTH CARE EQUIPMENT-1.64%

Baxter International Inc.                        165,800      6,151,180
=======================================================================

HEALTH CARE FACILITIES-2.51%

HCA Inc.                                         168,400      9,403,456
=======================================================================

INDUSTRIAL CONGLOMERATES-5.89%

General Electric Co.                             225,500      8,163,100
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                445,800     13,957,998
=======================================================================
                                                             22,121,098
=======================================================================

INDUSTRIAL MACHINERY-2.07%

Illinois Tool Works Inc.                          92,515      7,754,607
=======================================================================

INVESTMENT BANKING & BROKERAGE-3.98%

Merrill Lynch & Co., Inc.                        123,800      6,676,534
-----------------------------------------------------------------------
Morgan Stanley                                   157,000      8,261,340
=======================================================================
                                                             14,937,874
=======================================================================

MANAGED HEALTH CARE-3.23%

WellPoint, Inc.(a)                                95,000     12,136,250
=======================================================================

MOVIES & ENTERTAINMENT-2.50%

Walt Disney Co. (The)                            356,100      9,401,040
=======================================================================

MULTI-LINE INSURANCE-2.19%

Hartford Financial Services Group, Inc. (The)    113,600      8,221,232
=======================================================================

OIL & GAS DRILLING-2.54%

Transocean Inc. (Cayman Islands)(a)              205,377      9,523,332
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-4.84%

Halliburton Co.                                  257,100     10,692,789
-----------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                  109,100      7,463,531
=======================================================================
                                                             18,156,320
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-6.41%

Citigroup Inc.                                   275,619   $ 12,943,068
-----------------------------------------------------------------------
JPMorgan Chase & Co.                             313,356     11,121,004
=======================================================================
                                                             24,064,072
=======================================================================

PACKAGED FOODS & MEATS-3.02%

Kraft Foods Inc.-Class A                         170,300      5,519,423
-----------------------------------------------------------------------
Unilever N.V. (Netherlands)(b)                    90,300      5,811,540
=======================================================================
                                                             11,330,963
=======================================================================

PHARMACEUTICALS-8.14%

Pfizer Inc.                                      320,700      8,713,419
-----------------------------------------------------------------------
Sanofi-Aventis (France)(b)                       159,452     14,119,923
-----------------------------------------------------------------------
Wyeth                                            172,300      7,743,162
=======================================================================
                                                             30,576,504
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.31%

ACE Ltd. (Cayman Islands)                        201,800      8,669,328
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


SYSTEMS SOFTWARE-2.93%

Computer Associates International, Inc.          408,499   $ 10,988,623
=======================================================================

THRIFTS & MORTGAGE FINANCE-3.30%

Fannie Mae                                       168,300      9,079,785
-----------------------------------------------------------------------
Freddie Mac                                       54,000      3,322,080
=======================================================================
                                                             12,401,865
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $302,771,714)                         363,689,824
=======================================================================

MONEY MARKET FUNDS-3.06%

Liquid Assets Portfolio-Institutional
  Class(c)                                     5,736,779      5,736,779
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    5,736,779      5,736,779
=======================================================================
    Total Money Market Funds (Cost
      $11,473,558)                                           11,473,558
=======================================================================
TOTAL INVESTMENTS-99.93% (Cost $314,245,272)                375,163,382
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.07%                             275,719
=======================================================================
NET ASSETS-100.00%                                         $375,439,101
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $19,931,463, which represented 5.31% of the Fund's Total Investments. See
    Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $302,771,714)                                $363,689,824
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $11,473,558)                             11,473,558
===========================================================
     Total Investments (Cost $314,245,272)      375,163,382
===========================================================
Receivables for:
  Fund shares sold                                  745,253
-----------------------------------------------------------
  Dividends                                         500,618
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               51,360
-----------------------------------------------------------
Other assets                                         89,417
===========================================================
     Total assets                               376,550,030
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                            704,724
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                68,018
-----------------------------------------------------------
Accrued distribution fees                           150,246
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,524
-----------------------------------------------------------
Accrued transfer agent fees                         147,023
-----------------------------------------------------------
Accrued operating expenses                           39,394
===========================================================
     Total liabilities                            1,110,929
===========================================================
Net assets applicable to shares outstanding    $375,439,101
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $333,357,486
-----------------------------------------------------------
Undistributed net investment income (loss)          (89,162)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (18,747,333)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     60,918,110
===========================================================
                                               $375,439,101
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $140,880,232
___________________________________________________________
===========================================================
Class B                                        $ 77,068,743
___________________________________________________________
===========================================================
Class C                                        $ 30,095,298
___________________________________________________________
===========================================================
Class R                                        $  1,194,675
___________________________________________________________
===========================================================
Investor Class                                 $ 65,423,626
___________________________________________________________
===========================================================
Institutional Class                            $ 60,776,527
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          10,773,984
___________________________________________________________
===========================================================
Class B                                           6,079,460
___________________________________________________________
===========================================================
Class C                                           2,374,129
___________________________________________________________
===========================================================
Class R                                              91,810
___________________________________________________________
===========================================================
Investor Class                                    4,995,913
___________________________________________________________
===========================================================
Institutional Class                               4,622,747
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.08
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $13.08 divided by
       94.50%)                                 $      13.84
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      12.68
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      12.68
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $      13.01
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
     share                                     $      13.10
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $      13.15
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $26,330)         $ 2,699,471
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $8,916 after rebates of
  $35,363)                                                        128,259
=========================================================================
    Total investment income                                     2,827,730
=========================================================================

EXPENSES:

Advisory fees                                                   1,138,942
-------------------------------------------------------------------------
Administrative services fees                                       68,454
-------------------------------------------------------------------------
Custodian fees                                                     18,994
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         261,313
-------------------------------------------------------------------------
  Class B                                                         419,614
-------------------------------------------------------------------------
  Class C                                                         156,005
-------------------------------------------------------------------------
  Class R                                                           2,922
-------------------------------------------------------------------------
  Investor Class                                                   87,870
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R and Investor              524,634
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          1,667
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          13,448
-------------------------------------------------------------------------
Other                                                             174,643
=========================================================================
    Total expenses                                              2,868,506
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (8,667)
=========================================================================
    Net expenses                                                2,859,839
=========================================================================
Net investment income (loss)                                      (32,109)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         1,821,318
-------------------------------------------------------------------------
  Foreign currencies                                              (19,436)
=========================================================================
                                                                1,801,882
=========================================================================
Change in net unrealized appreciation of Investment
  securities                                                   19,319,428
=========================================================================
Net gain from investment securities and foreign currencies     21,121,310
=========================================================================
Net increase in net assets resulting from operations          $21,089,201
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (32,109)   $   (318,275)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   1,801,882      12,500,527
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  19,319,428      13,417,119
==========================================================================================
    Net increase in net assets resulting from operations        21,089,201      25,599,371
==========================================================================================
Share transactions-net:
  Class A                                                      (18,270,630)     18,535,871
------------------------------------------------------------------------------------------
  Class B                                                      (12,647,890)     (1,304,921)
------------------------------------------------------------------------------------------
  Class C                                                       (2,437,776)      2,160,392
------------------------------------------------------------------------------------------
  Class R                                                          147,432         365,393
------------------------------------------------------------------------------------------
  Investor Class                                                (9,401,985)     62,887,146
------------------------------------------------------------------------------------------
  Institutional Class                                           40,755,289      18,632,135
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (1,855,560)    101,276,016
==========================================================================================
    Net increase in net assets                                  19,233,641     126,875,387
==========================================================================================

NET ASSETS:

  Beginning of period                                          356,205,460     229,330,073
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(89,162) and $(57,053), respectively)   $375,439,101    $356,205,460
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $1 billion                                                0.60%
----------------------------------------------------------------------
Next $1 billion                                                 0.575%
----------------------------------------------------------------------
Over $2 billion                                                 0.55%
______________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $1,251.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $2,910 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $68,454.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $524,634 for Class A, Class B, Class C, Class R and Investor Class share classes and $1,667 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $261,313, $419,614, $156,005, $2,922, $87,870, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $28,704 in front-end sales commissions from the sale of Class A shares and $30, $16,357, $2,041 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                  UNREALIZED
                 MARKET VALUE     PURCHASES       PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               10/31/04        AT COST       FROM SALES     (DEPRECIATION)      04/30/05       INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 3,790,466     $21,764,963    $(19,818,650)       $   --        $ 5,736,779     $ 59,148       $   --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            3,790,466     21,764,963     (19,818,650)            --          5,736,779       60,195           --
==========================================================================================================================
  SUBTOTAL       $ 7,580,932     $43,529,926    $(39,637,300)       $   --        $11,473,558     $119,343       $   --
__________________________________________________________________________________________________________________________
==========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                  UNREALIZED
                 MARKET VALUE     PURCHASES       PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               10/31/04        AT COST       FROM SALES     (DEPRECIATION)      04/30/05       INCOME*     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class          $ 7,196,450     $31,235,303    $(38,431,753)       $   --        $        --     $  8,916       $   --
==========================================================================================================================
  TOTAL          $14,777,382     $74,765,229    $(78,069,053)       $   --        $11,473,558     $128,259       $   --
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Net of rebates

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $4,506.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $2,501 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, there were no securities on loan to brokers. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $8,916 for securities lending transactions, which are net of rebates.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2010                                                 $ 9,120,472
-----------------------------------------------------------------------------
October 31, 2011                                                   9,531,242
=============================================================================
Total capital loss carryforward                                  $18,651,714
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $16,952,459 and $24,305,793, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 72,261,886
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (13,199,749)
==============================================================================
Net unrealized appreciation of investment securities             $ 59,062,137
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $316,101,245.

NOTE 10--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                         CHANGES IN SHARES OUTSTANDING (A)(B)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,329,019    $ 17,541,983     4,797,896    $ 59,721,792
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        445,547       5,713,018     1,918,978      23,316,127
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        278,358       3,587,900       753,705       9,128,932
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         27,239         358,135        54,757         677,970
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 392,698       5,210,814     1,838,069      22,849,380
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                       3,283,721      43,083,544     1,526,455      18,788,116
======================================================================================================================
Issued in connection with acquisitions(d)
  Class A                                                             --              --        23,582         268,604
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        31,404         350,200
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       100,704       1,122,781
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                      --              --     7,662,600      87,273,020
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        221,997       2,936,727       467,293       5,834,860
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (228,630)     (2,936,727)     (478,951)     (5,834,860)
======================================================================================================================
Reacquired:
  Class A                                                     (2,932,777)    (38,749,340)   (3,841,386)    (47,289,385)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,201,954)    (15,424,181)   (1,581,802)    (19,136,388)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (470,284)     (6,025,676)     (671,051)     (8,091,321)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (15,964)       (210,703)      (25,935)       (312,577)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (1,100,927)    (14,612,799)   (3,812,184)    (47,235,254)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                        (174,789)     (2,328,255)      (12,640)       (155,981)
======================================================================================================================
                                                                (146,746)   $ (1,855,560)    8,751,494    $101,276,016
______________________________________________________________________________________________________________________
======================================================================================================================

(a) 13% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are also advised by AIM.
(b) There are two entities that are record owners of more than 5% of the outstanding shares of the fund and they own 15% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund. AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(c)  Institutional Class shares commenced sales on April 30, 2004.
(d) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Value Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Value Equity Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 7,818,290 shares of the Fund for 4,958,149 shares of INVESCO Value Equity Fund outstanding as of the close of business on October 31, 2003. INVESCO Value Equity Fund's net assets at that date of $89,014,605, including $14,973,392 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $229,149,218.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                         ----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                                   YEAR ENDED OCTOBER 31,
                                         APRIL 30,          ---------------------------------------------------------------------
                                            2005              2004            2003            2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  12.36          $  11.39        $   9.20         $ 10.94        $ 12.05        $ 9.40
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                0.01(a)           0.01(a)        (0.00)(a)        0.01(a)        0.02(a)       0.07(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            0.71              0.96            2.19           (1.75)         (1.07)         2.88
=================================================================================================================================
    Total from investment operations          0.72              0.97            2.19           (1.74)         (1.05)         2.95
=================================================================================================================================
Less distributions:
  Dividends from net investment income          --                --              --              --          (0.04)        (0.18)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --                --              --              --          (0.02)        (0.12)
=================================================================================================================================
    Total distributions                         --                --              --              --          (0.06)        (0.30)
=================================================================================================================================
Net asset value, end of period            $  13.08          $  12.36        $  11.39         $  9.20        $ 10.94        $12.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                               5.83%             8.52%          23.80%         (15.90)%        (8.74)%       32.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $140,880          $150,190        $121,980         $94,387        $68,676        $5,888
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                            1.41%(c)          1.33%           1.42%           1.38%          1.27%         1.25%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.41%(c)          1.35%           1.42%           1.38%          1.36%         8.21%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                       0.09%(c)          0.11%          (0.01)%          0.11%          0.17%         0.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                       5%               32%             41%             37%            18%           57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $150,588,976.
(d)  Not annualized for periods less than one year.

                                                                            CLASS B
                               --------------------------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                               SIX MONTHS                                                                           (DATE SALES
                                 ENDED                             YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                               APRIL 30,           -------------------------------------------------------          OCTOBER 31,
                                  2005              2004            2003            2002            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $ 12.02            $ 11.15         $  9.07         $ 10.86         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                        (0.04)(a)          (0.07)(a)       (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                0.70               0.94            2.15           (1.73)          (1.05)              1.17
=================================================================================================================================
    Total from investment
      operations                   0.66               0.87            2.08           (1.79)          (1.11)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income                --                 --              --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                   --                 --              --              --           (0.02)                --
=================================================================================================================================
    Total distributions              --                 --              --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of
  period                        $ 12.68            $ 12.02         $ 11.15         $  9.07         $ 10.86             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                    5.49%              7.80%          22.93%         (16.48)%         (9.25)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $77,069            $84,896         $80,018         $63,977         $58,681             $2,815
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements         2.06%(c)           1.98%           2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements         2.06%(c)           2.00%           2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                      (0.56)%(c)         (0.54)%         (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)            5%                32%             41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $84,618,368.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                            CLASS C
                               --------------------------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                               SIX MONTHS                                                                           (DATE SALES
                                 ENDED                             YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                               APRIL 30,           -------------------------------------------------------          OCTOBER 31,
                                  2005              2004            2003            2002            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $ 12.02            $ 11.15         $  9.07         $ 10.85         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                        (0.04)(a)          (0.07)(a)       (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                0.70               0.94            2.15           (1.72)          (1.06)              1.17
=================================================================================================================================
    Total from investment
      operations                   0.66               0.87            2.08           (1.78)          (1.12)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income                --                 --              --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                   --                 --              --              --           (0.02)                --
=================================================================================================================================
    Total distributions              --                 --              --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of
  period                        $ 12.68            $ 12.02         $ 11.15         $  9.07         $ 10.85             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                    5.49%              7.80%          22.93%         (16.41)%         (9.33)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $30,095            $30,835         $26,566         $21,775         $20,680             $1,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements         2.06%(c)           1.98%           2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements         2.06%(c)           2.00%           2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                      (0.56)%(c)         (0.54)%         (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)            5%                32%             41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,459,631.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                           CLASS R
                                                              -----------------------------------------------------------------
                                                                                                                  JUNE 3, 2002
                                                              SIX MONTHS                 YEAR ENDED                (DATE SALES
                                                                ENDED                    OCTOBER 31,              COMMENCED) TO
                                                              APRIL 30,             ---------------------          OCTOBER 31,
                                                                 2005                2004           2003              2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.31              $11.36         $ 9.20            $ 11.60
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)(a)           (0.01)(a)      (0.02)(a)          (0.00)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.70                0.96           2.18              (2.40)
===============================================================================================================================
    Total from investment operations                              0.70                0.95           2.16              (2.40)
===============================================================================================================================
Net asset value, end of period                                  $13.01              $12.31         $11.36            $  9.20
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   5.69%               8.36%         23.48%            (20.69)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,195              $  991         $  588            $     8
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           1.56%(c)            1.48%(d)       1.57%              1.54%(e)
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.06)%(c)          (0.04)%        (0.16)%            (0.05)%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                           5%                 32%            41%                37%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,178,440.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.50% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                  INVESTOR CLASS
                                                              -------------------------------------------------------
                                                                                                   SEPTEMBER 30, 2003
                                                              SIX MONTHS                              (DATE SALES
                                                                ENDED           YEAR ENDED           COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,           OCTOBER 31,
                                                                 2005              2004                   2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.37            $ 11.39                $10.98
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01(a)            0.03(a)             (0.00)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.72               0.95                  0.41
=====================================================================================================================
    Total from investment operations                              0.73               0.98                  0.41
=====================================================================================================================
Net asset value, end of period                                 $ 13.10            $ 12.37                $11.39
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                   5.90%              8.60%                 3.73%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $65,424            $70,548                $  178
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                           1.31%(c)           1.24%(d)              1.25%(e)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets       0.19%(c)           0.20%                 0.16%(e)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(f)                                           5%                32%                   41%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $70,878,492.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.25% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                 APRIL 30, 2004
                                                              SIX MONTHS          (DATE SALES
                                                                ENDED            COMMENCED) TO
                                                              APRIL 30,           OCTOBER 31,
                                                                 2005                 2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.38              $ 12.62
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05(a)              0.04(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.72                (0.28)
===============================================================================================
    Total from investment operations                              0.77                (0.24)
===============================================================================================
Net asset value, end of period                                 $ 13.15              $ 12.38
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   6.22%               (1.90)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $60,777              $18,745
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                           0.75%(c)             0.80%(d)(e)
===============================================================================================
Ratio of net investment income to average net assets              0.75%(c)             0.64%(e)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           5%                  32%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $44,099,689.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.35%

AEROSPACE & DEFENSE-4.72%

Boeing Co. (The)                                  142,000   $  8,451,840
------------------------------------------------------------------------
General Dynamics Corp.                             55,000      5,777,750
------------------------------------------------------------------------
Precision Castparts Corp.                         105,000      7,734,300
------------------------------------------------------------------------
Rockwell Collins, Inc.                            170,000      7,799,600
------------------------------------------------------------------------
United Technologies Corp.                          56,200      5,716,664
========================================================================
                                                              35,480,154
========================================================================

AIR FREIGHT & LOGISTICS-0.62%

FedEx Corp.                                        55,000      4,672,250
========================================================================

APPAREL RETAIL-1.94%

Abercrombie & Fitch Co.-Class A                   170,000      9,171,500
------------------------------------------------------------------------
Chico's FAS, Inc.(a)(b)                           210,000      5,382,300
========================================================================
                                                              14,553,800
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.70%

Coach, Inc.(a)                                    196,000      5,252,800
========================================================================

APPLICATION SOFTWARE-1.12%

Autodesk, Inc.                                    264,000      8,403,120
========================================================================

COMMUNICATIONS EQUIPMENT-1.67%

Cisco Systems, Inc.(a)                            493,440      8,526,643
------------------------------------------------------------------------
Motorola, Inc.                                    260,000      3,988,400
========================================================================
                                                              12,515,043
========================================================================

COMPUTER HARDWARE-5.86%

Apple Computer, Inc.(a)                           208,000      7,500,480
------------------------------------------------------------------------
Dell Inc.(a)                                      896,600     31,228,578
------------------------------------------------------------------------
NCR Corp.(a)                                      162,000      5,346,000
========================================================================
                                                              44,075,058
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.73%

Seagate Technology (Cayman Islands)(a)            310,000      5,449,800
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.72%

PACCAR Inc.                                        80,000      5,432,000
========================================================================

CONSUMER FINANCE-2.54%

SLM Corp.                                         401,000     19,103,640
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

DEPARTMENT STORES-2.29%

J.C. Penney Co., Inc.                             124,000   $  5,878,840
------------------------------------------------------------------------
Nordstrom, Inc.                                   223,000     11,335,090
========================================================================
                                                              17,213,930
========================================================================

DIVERSIFIED METALS & MINING-0.65%

Southern Peru Copper Corp.(b)                      95,000      4,858,300
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.17%

Rockwell Automation, Inc.                         191,000      8,829,930
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.59%

Monsanto Co.                                      204,000     11,958,480
========================================================================

FOOTWEAR-2.03%

NIKE, Inc.-Class B                                199,000     15,285,190
========================================================================

HEALTH CARE EQUIPMENT-3.18%

Bard (C.R.), Inc.(b)                              100,000      7,117,000
------------------------------------------------------------------------
Becton, Dickinson & Co.                           287,000     16,795,240
========================================================================
                                                              23,912,240
========================================================================

HEALTH CARE FACILITIES-2.08%

HCA Inc.(b)                                       280,000     15,635,200
========================================================================

HEALTH CARE SERVICES-2.19%

Medco Health Solutions, Inc.(a)                   125,000      6,371,250
------------------------------------------------------------------------
Quest Diagnostics Inc.                             95,000     10,051,000
========================================================================
                                                              16,422,250
========================================================================

HEALTH CARE SUPPLIES-2.76%

Alcon, Inc. (Switzerland)(a)                      213,700     20,728,900
========================================================================

HOME IMPROVEMENT RETAIL-1.06%

Home Depot, Inc. (The)                            225,000      7,958,250
========================================================================

HOMEBUILDING-1.83%

D.R. Horton, Inc.(b)                              240,000      7,320,000
------------------------------------------------------------------------
NVR, Inc.(a)(b)                                     9,000      6,465,150
========================================================================
                                                              13,785,150
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.68%

Marriott International, Inc.-Class A               81,000      5,082,750
========================================================================

HOUSEHOLD PRODUCTS-2.62%

Clorox Co. (The)(b)                               130,000      8,229,000
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-(CONTINUED)

Procter & Gamble Co. (The)                        212,000   $ 11,479,800
========================================================================
                                                              19,708,800
========================================================================

HOUSEWARES & SPECIALTIES-1.16%

Fortune Brands, Inc.                              103,000      8,711,740
========================================================================

HYPERMARKETS & SUPER CENTERS-0.76%

Costco Wholesale Corp.(b)                         140,000      5,681,200
========================================================================

INDUSTRIAL CONGLOMERATES-0.86%

Tyco International Ltd. (Bermuda)                 207,000      6,481,170
========================================================================

INTEGRATED OIL & GAS-4.77%

BP PLC-ADR (United Kingdom)                       143,000      8,708,700
------------------------------------------------------------------------
Chevron Corp.                                     221,000     11,492,000
------------------------------------------------------------------------
ConocoPhillips                                    149,000     15,622,650
========================================================================
                                                              35,823,350
========================================================================

INTERNET SOFTWARE & SERVICES-0.70%

VeriSign, Inc.(a)                                 200,000      5,292,000
========================================================================

INVESTMENT BANKING & BROKERAGE-3.99%

Bear Stearns Cos. Inc. (The)                       71,000      6,720,860
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   106,000     11,319,740
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     130,000     11,923,600
========================================================================
                                                              29,964,200
========================================================================

IT CONSULTING & OTHER SERVICES-1.18%

Accenture Ltd.-Class A (Bermuda)(a)               409,000      8,875,300
========================================================================

MANAGED HEALTH CARE-7.05%

Aetna Inc.                                        248,000     18,195,760
------------------------------------------------------------------------
UnitedHealth Group Inc.                           267,000     25,234,170
------------------------------------------------------------------------
WellPoint, Inc.(a)                                 75,000      9,581,250
========================================================================
                                                              53,011,180
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.80%

Apache Corp.                                      100,000      5,629,000
------------------------------------------------------------------------
Devon Energy Corp.                                175,000      7,904,750
========================================================================
                                                              13,533,750
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-2.09%

Valero Energy Corp.                               229,000     15,693,370
========================================================================

PACKAGED FOODS & MEATS-1.11%

Hershey Co. (The)                                 130,000      8,307,000
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

PERSONAL PRODUCTS-3.48%

Gillette Co. (The)                                506,000   $ 26,129,840
========================================================================

PHARMACEUTICALS-6.95%

Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(b)                                     203,000      6,309,240
------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)          128,000      6,470,400
------------------------------------------------------------------------
Johnson & Johnson                                 491,000     33,697,330
------------------------------------------------------------------------
Sanofi-Aventis-ADR (France)                       130,000      5,768,100
========================================================================
                                                              52,245,070
========================================================================

PROPERTY & CASUALTY INSURANCE-0.94%

Allstate Corp. (The)                              126,000      7,076,160
========================================================================

RAILROADS-0.71%

Norfolk Southern Corp.                            170,000      5,338,000
========================================================================

RESTAURANTS-4.14%

Darden Restaurants, Inc.                          265,000      7,950,000
------------------------------------------------------------------------
McDonald's Corp.                                  250,000      7,327,500
------------------------------------------------------------------------
Yum! Brands, Inc.                                 337,000     15,825,520
========================================================================
                                                              31,103,020
========================================================================

SEMICONDUCTORS-1.18%

Intel Corp.                                       149,000      3,504,480
------------------------------------------------------------------------
National Semiconductor Corp.                      283,000      5,399,640
========================================================================
                                                               8,904,120
========================================================================

SOFT DRINKS-1.08%

PepsiCo, Inc.                                     146,000      8,123,440
========================================================================

SPECIALTY STORES-2.02%

Staples, Inc.                                     796,000     15,179,720
========================================================================

STEEL-1.83%

Nucor Corp.(b)                                    184,000      9,402,400
------------------------------------------------------------------------
United States Steel Corp.                         102,000      4,361,520
========================================================================
                                                              13,763,920
========================================================================

SYSTEMS SOFTWARE-3.93%

Adobe Systems Inc.                                239,000     14,213,330
------------------------------------------------------------------------
Microsoft Corp.                                   429,280     10,860,784
------------------------------------------------------------------------
Oracle Corp.(a)                                   389,000      4,496,840
========================================================================
                                                              29,570,954
========================================================================

THRIFTS & MORTGAGE FINANCE-1.87%

Countrywide Financial Corp.                       389,000     14,077,910
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $669,535,613)                          739,203,449
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-2.38%

Liquid Assets Portfolio-Institutional
  Class(c)                                      8,940,682   $  8,940,682
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)     8,940,682      8,940,682
========================================================================
    Total Money Market Funds (Cost
      $17,881,364)                                            17,881,364
========================================================================
TOTAL INVESTMENTS-100.73% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $687,416,977)                757,084,813
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-4.43%

STIC Prime Portfolio-Institutional
  Class(c)(d)                                  33,327,138   $ 33,327,138
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $33,327,138)                                      33,327,138
========================================================================
TOTAL INVESTMENTS-105.16% (Cost $720,744,115)                790,411,951
========================================================================
OTHER ASSETS LESS LIABILITIES-(5.16%)                        (38,818,675)
========================================================================
NET ASSETS-100.00%                                          $751,593,276
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $669,535,613)*                             $   739,203,449
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $51,208,502)                        51,208,502
============================================================
     Total investments (cost $720,744,115)       790,411,951
============================================================
Receivables for:
  Fund shares sold                                 1,098,975
------------------------------------------------------------
  Dividends                                          708,237
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  157,296
------------------------------------------------------------
Other assets                                         103,576
============================================================
     Total assets                                792,480,035
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            5,587,618
------------------------------------------------------------
  Fund shares reacquired                             999,519
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                201,036
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       33,327,138
------------------------------------------------------------
Accrued distribution fees                            247,691
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,315
------------------------------------------------------------
Accrued transfer agent fees                          486,221
------------------------------------------------------------
Accrued operating expenses                            35,221
============================================================
     Total liabilities                            40,886,759
============================================================
Net assets applicable to shares outstanding  $   751,593,276
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 2,297,925,258
------------------------------------------------------------
Undistributed net investment income                  (88,320)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                       (1,615,911,498)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                      69,667,836
============================================================
                                             $   751,593,276
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $   186,431,217
____________________________________________________________
============================================================
Class B                                      $   105,857,250
____________________________________________________________
============================================================
Class C                                      $    47,817,195
____________________________________________________________
============================================================
Class R                                      $     2,131,582
____________________________________________________________
============================================================
Investor Class                               $   350,468,858
____________________________________________________________
============================================================
Institutional Class                          $    58,887,174
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           20,166,877
____________________________________________________________
============================================================
Class B                                           11,921,117
____________________________________________________________
============================================================
Class C                                            5,382,267
____________________________________________________________
============================================================
Class R                                              231,509
____________________________________________________________
============================================================
Investor Class                                    37,721,028
____________________________________________________________
============================================================
Institutional Class                                6,332,814
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          9.24
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.24 divided by
       94.50%)                               $          9.78
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $          8.88
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $          8.88
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                   $          9.21
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                   $          9.29
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $          9.30
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $32,769,431 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,646)          $  5,990,107
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $14,847 after rebates of
  $161,510)                                                        140,372
==========================================================================
    Total investment income                                      6,130,479
==========================================================================

EXPENSES:

Advisory fees                                                    2,914,287
--------------------------------------------------------------------------
Administrative services fees                                       114,166
--------------------------------------------------------------------------
Custodian fees                                                      38,813
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          331,943
--------------------------------------------------------------------------
  Class B                                                          571,187
--------------------------------------------------------------------------
  Class C                                                          253,087
--------------------------------------------------------------------------
  Class R                                                            7,121
--------------------------------------------------------------------------
  Investor Class                                                   365,984
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R & Investor               1,408,294
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           6,130
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           20,696
--------------------------------------------------------------------------
Other                                                              300,139
==========================================================================
    Total expenses                                               6,331,847
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (244,157)
==========================================================================
    Net expenses                                                 6,087,690
==========================================================================
Net investment income                                               42,789
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities (includes gains
  from securities sold to affiliates of $2,126,225)             25,807,818
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (19,161,150)
==========================================================================
Net gain from investment securities                              6,646,668
==========================================================================
Net increase in net assets resulting from operations          $  6,689,457
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $     42,789    $ (6,606,212)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  25,807,818      98,213,764
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (19,161,150)    (67,692,338)
==========================================================================================
    Net increase in net assets resulting from operations         6,689,457      23,915,214
==========================================================================================
Share transactions-net:
  Class A                                                        7,685,475      18,678,547
------------------------------------------------------------------------------------------
  Class B                                                       (8,148,920)    (12,082,083)
------------------------------------------------------------------------------------------
  Class C                                                         (907,138)      3,097,603
------------------------------------------------------------------------------------------
  Class R                                                         (679,048)        574,491
------------------------------------------------------------------------------------------
  Investor Class                                               (31,720,180)    361,821,129
------------------------------------------------------------------------------------------
  Institutional Class                                           37,968,651      22,063,157
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                                4,198,840     394,152,844
==========================================================================================
    Net increase in net assets                                  10,888,297     418,068,058
==========================================================================================

NET ASSETS:

  Beginning of period                                          740,704,979     322,636,921
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(88,320) and $(131,109), respectively)  $751,593,276    $740,704,979
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund paid an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $1 billion                                                0.75%
----------------------------------------------------------------------
Next $1 billion                                                 0.70%
----------------------------------------------------------------------
Over $2 billion                                                 0.625%
______________________________________________________________________
======================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.695%
----------------------------------------------------------------------
Next $250 million                                               0.67%
----------------------------------------------------------------------
Next $500 million                                               0.645%
----------------------------------------------------------------------
Next $1.5 billion                                               0.62%
----------------------------------------------------------------------
Next $2.5 billion                                               0.595%
----------------------------------------------------------------------
Next $2.5 billion                                               0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                0.52%
______________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $209,967.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $20,806 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $114,166.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $1,408,294 for Class A, Class B, Class C, Class R and Investor Class share classes and $6,130 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $331,943, $571,187, $253,087, $7,121 and $365,984, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $38,261 in front-end sales commissions from the sale of Class A shares and $1,506, $16,492, $3,258 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $14,259,968      $ 43,067,825      $ (48,387,111)        $   --         $ 8,940,682     $ 62,236       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            14,259,968        43,067,825        (48,387,111)            --           8,940,682       63,289           --
==================================================================================================================================
  Subtotal        $28,519,936      $ 86,135,650      $ (96,774,222)        $   --         $17,881,364     $125,525       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 4,905,700      $ 77,755,697      $ (82,661,397)        $   --         $        --     $  5,223       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                    --       130,131,667        (96,804,529)            --          33,327,138        9,624           --
==================================================================================================================================
  Subtotal        $ 4,905,700      $207,887,364      $(179,465,926)        $   --         $33,327,138     $ 14,847       $   --
==================================================================================================================================
  Total           $33,425,636      $294,023,014      $(276,240,148)        $   --         $51,208,502     $140,372       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $0 and sales of $7,735,000, which resulted in net realized gains of $2,126,225.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $13,384.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $3,189 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $32,769,431 were on loan to brokers. The loans were secured by cash collateral of $33,327,138 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $14,847 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these Limitation rules, the Fund is limited as of October 31, 2004 to utilizing $1,546,948,307 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2009                                                $1,067,080,173
------------------------------------------------------------------------------
October 31, 2010                                                   532,535,321
------------------------------------------------------------------------------
October 31, 2011                                                    35,095,604
==============================================================================
Total capital loss carryforward                                 $1,634,711,098
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Growth Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $387,343,053 and $365,180,262, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 80,318,882
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (17,164,639)
==============================================================================
Net unrealized appreciation of investment securities             $ 63,154,243
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $727,257,708.

NOTE 11--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(A)
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    APRIL 30, 2005                OCTOBER 31, 2004
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,456,295    $ 33,478,961      6,225,450    $  57,170,463
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,158,312      10,764,191      2,516,228       22,341,073
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,034,121       9,651,420      2,041,593       18,173,950
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         41,704         402,574        111,709        1,022,930
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               1,494,394      14,520,052      4,268,368       39,323,955
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                       3,989,941      38,701,639      2,436,212       22,232,973
========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                             --              --        445,760        3,960,921
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         24,464          210,855
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        426,258        3,668,554
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                      --              --     50,546,207      449,143,077
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        203,261       1,964,867        472,810        4,373,299
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (211,295)     (1,964,867)      (489,052)      (4,373,299)
========================================================================================================================
Reacquired:
  Class A                                                     (2,877,653)    (27,758,353)    (5,108,536)     (46,826,136)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,823,491)    (16,948,244)    (3,420,244)     (30,260,712)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,136,316)    (10,558,558)    (2,120,502)     (18,744,901)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (112,698)     (1,081,622)       (48,964)        (448,439)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (4,759,426)    (46,240,232)   (13,848,145)    (126,645,903)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (74,710)       (732,988)       (18,629)        (169,816)
========================================================================================================================
                                                                 382,439    $  4,198,840     44,460,987    $ 394,152,844
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 10% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. 7% of the outstanding shares of the fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Institutional Class shares commenced sales on April 30, 2004.
(c) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Growth Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 51,442,689 shares of the Fund for 234,385,533 shares of INVESCO Growth Fund outstanding as of the close of business on October 31, 2003. INVESCO Growth Fund's net assets at that date of $456,983,407, including $93,333,500 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $322,706,968.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        CLASS A
                                ----------------------------------------------------------------------------------------
                                SIX MONTHS
                                   ENDED                                   YEAR ENDED OCTOBER 31,
                                 APRIL 30,          --------------------------------------------------------------------
                                   2005               2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   9.16           $   8.88       $   7.37       $   8.82       $  17.74       $  11.29
------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       0.00(a)(b)        (0.08)(a)      (0.08)(a)      (0.09)(a)      (0.08)(a)      (0.15)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.08               0.36           1.59          (1.36)         (8.84)          6.60
========================================================================================================================
    Total from investment
      operations                     0.08               0.28           1.51          (1.45)         (8.92)          6.45
========================================================================================================================
Net asset value, end of period   $   9.24           $   9.16       $   8.88       $   7.37       $   8.82       $  17.74
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                      0.87%              3.15%         20.49%        (16.44)%       (50.28)%        57.13%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $186,431           $177,498       $154,052       $105,320       $138,269       $225,255
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           1.55%(d)           1.54%          1.82%          1.70%          1.57%          1.58%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           1.61%(d)           1.55%          1.82%          1.70%          1.57%          1.58%
========================================================================================================================
Ratio of net investment income
  (loss) to average net assets       0.03%(b)(d)       (0.92)%        (1.01)%        (1.01)%        (0.72)%        (0.82)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)             48%               111%           123%           111%           124%           113%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.01) and $(0.30)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $191,253,560.
(e)  Not annualized for periods less than one year.

                                                                         CLASS B
                                -----------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                    YEAR ENDED OCTOBER 31,
                                APRIL 30,          ----------------------------------------------------------------------
                                   2005              2004             2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   8.82          $   8.61         $   7.20       $   8.67       $  17.54       $  11.25
-------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)      (0.03)(a)(b)      (0.14)(a)        (0.12)(a)      (0.14)(a)      (0.16)(a)      (0.27)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.09              0.35             1.53          (1.33)         (8.71)          6.56
=========================================================================================================================
    Total from investment
      operations                     0.06              0.21             1.41          (1.47)         (8.87)          6.29
=========================================================================================================================
Net asset value, end of period   $   8.88          $   8.82         $   8.61       $   7.20       $   8.67       $  17.54
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                      0.68%             2.44%           19.58%        (16.96)%       (50.57)%        55.91%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $105,857          $112,931         $122,011       $104,040       $144,747       $210,224
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           2.20%(d)          2.19%            2.47%          2.35%          2.23%          2.24%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           2.26%(d)          2.20%            2.47%          2.35%          2.23%          2.24%
=========================================================================================================================
Ratio of net investment income
  (loss) to average net assets      (0.62)%(b)(d)     (1.57)%          (1.66)%        (1.66)%        (1.39)%        (1.48)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)             48%              111%             123%           111%           124%           113%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and $(0.95)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $115,184,129.
(e)  Not annualized for periods less than one year.

                                                                     CLASS C
                                ----------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                YEAR ENDED OCTOBER 31,
                                APRIL 30,          ---------------------------------------------------------------
                                   2005             2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  8.83           $  8.62       $  7.21       $  8.67       $ 17.55       $ 11.25
------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)     (0.03)(a)(b)      (0.14)(a)     (0.12)(a)     (0.14)(a)     (0.16)(a)     (0.27)(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 0.08              0.35          1.53         (1.32)        (8.72)         6.57
==================================================================================================================
    Total from investment
      operations                    0.05              0.21          1.41         (1.46)        (8.88)         6.30
==================================================================================================================
Net asset value, end of period   $  8.88           $  8.83       $  8.62       $  7.21       $  8.67       $ 17.55
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(c)                     0.57%             2.44%        19.56%       (16.84)%      (50.60)%       56.00%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $47,817           $48,420       $44,272       $36,575       $57,865       $79,392
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          2.20%(d)          2.19%         2.47%         2.35%         2.23%         2.24%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          2.26%(d)          2.20%         2.47%         2.35%         2.23%         2.24%
==================================================================================================================
Ratio of net investment income
  (loss) to average net assets     (0.62)%(b)(d)     (1.57)%       (1.66)%       (1.66)%       (1.39)%       (1.48)%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)            48%              111%          123%          111%          124%          113%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and $(0.95)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $51,036,875.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS R
                                                              --------------------------------------------------------
                                                                                                         JUNE 3, 2002
                                                              SIX MONTHS           YEAR ENDED             (DATE SALES
                                                                ENDED              OCTOBER 31,           COMMENCED) TO
                                                              APRIL 30,        -------------------        OCTOBER 31,
                                                                 2005           2004         2003            2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.13         $ 8.87       $ 7.37          $  8.40
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)(b)   (0.10)(a)    (0.09)(a)        (0.04)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.09           0.36         1.59            (0.99)
======================================================================================================================
    Total from investment operations                              0.08           0.26         1.50            (1.03)
======================================================================================================================
Net asset value, end of period                                  $ 9.21         $ 9.13       $ 8.87          $  7.37
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                                   0.88%          2.93%       20.35%          (12.26)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,132         $2,761       $2,127          $     9
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.70%(d)       1.69%        1.97%            1.85%(e)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.76%(d)       1.70%        1.97%            1.85%(e)
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.12)%(b)(d)  (1.07)%      (1.16)%          (1.16)%(e)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(f)                                          48%           111%         123%             111%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.02) and $(0.45)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,871,902.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                   INVESTOR CLASS
                                                              ---------------------------------------------------------
                                                                                                     SEPTEMBER 30, 2003
                                                              SIX MONTHS                                (DATE SALES
                                                                ENDED            YEAR ENDED            COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,            OCTOBER 31,
                                                                 2005               2004                    2003
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   9.20           $   8.88                 $ 8.24
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.01(a)(b)        (0.05)(a)(c)           (0.01)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.08               0.37                   0.65
=======================================================================================================================
    Total from investment operations                               0.09               0.32                   0.64
=======================================================================================================================
Net asset value, end of period                                 $   9.29           $   9.20                 $ 8.88
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(d)                                                    0.98%              3.60%(c)               7.77%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $350,469           $376,905                 $  174
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.39%(e)           1.19%                  1.56%(f)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.45%(e)           1.42%                  1.56%(f)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets        0.19%(b)(e)       (0.57)%                (0.75)%(f)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(g)                                           48%               111%                   123%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.00 and $(0.14)%, respectively.
(c) The advisor reimbursed Investor Class expenses related to an overpayment of Rule 12b-1 fees of the INVESCO Growth fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not reimbursed these expenses the net investment income per share, the ratio of expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been (0.07), 1.41%, (0.79) and 3.27%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $381,925,018.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               APRIL 30, 2004
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2005               2004
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.18            $  9.13
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.04(a)(b)        (0.01)(a)
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.08               0.06
=============================================================================================
    Total from investment operations                              0.12               0.05
=============================================================================================
Net asset value, end of period                                 $  9.30            $  9.18
_____________________________________________________________________________________________
=============================================================================================
Total return(c)                                                   1.31%              0.55%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $58,887            $22,190
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.84%(d)           0.92%(e)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.90%(d)           0.93%(e)
=============================================================================================
Ratio of net investment income to average net assets              0.74%(b)(d)       (0.30)%(e)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(f)                                          48%               111%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and $0.41%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $41,312,037.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.94%

ADVERTISING-0.86%

Omnicom Group Inc.                                18,000   $  1,492,200
=======================================================================

AEROSPACE & DEFENSE-1.08%

L-3 Communications Holdings, Inc.                 26,500      1,880,705
=======================================================================

AIR FREIGHT & LOGISTICS-0.80%

Robinson (C.H.) Worldwide, Inc.                   27,000      1,393,200
=======================================================================

APPAREL RETAIL-2.31%

Abercrombie & Fitch Co.-Class A                   22,000      1,186,900
-----------------------------------------------------------------------
Chico's FAS, Inc.(a)                              53,000      1,358,390
-----------------------------------------------------------------------
Urban Outfitters, Inc.(a)                         33,000      1,461,900
=======================================================================
                                                              4,007,190
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.19%

Coach, Inc.(a)                                    83,000      2,224,400
-----------------------------------------------------------------------
Polo Ralph Lauren Corp.                           45,000      1,579,500
=======================================================================
                                                              3,803,900
=======================================================================

APPLICATION SOFTWARE-3.35%

Amdocs Ltd. (United Kingdom)(a)                   60,000      1,602,600
-----------------------------------------------------------------------
Autodesk, Inc.(a)                                 35,100      1,117,233
-----------------------------------------------------------------------
Mercury Interactive Corp.(a)                      36,000      1,487,880
-----------------------------------------------------------------------
MicroStrategy Inc.-Class A(a)                     18,000        783,540
-----------------------------------------------------------------------
NAVTEQ Corp.(a)                                   22,700        826,734
=======================================================================
                                                              5,817,987
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.07%

Investors Financial Services Corp.(b)             50,000      2,097,500
-----------------------------------------------------------------------
Legg Mason, Inc.                                  21,000      1,488,060
=======================================================================
                                                              3,585,560
=======================================================================

AUTO PARTS & EQUIPMENT-0.87%

Autoliv, Inc.                                     34,000      1,504,500
=======================================================================

BIOTECHNOLOGY-3.85%

Charles River Laboratories International,
  Inc.(a)                                         40,400      1,913,748
-----------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)                   30,000        689,700
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          45,000      1,669,500
-----------------------------------------------------------------------
Invitrogen Corp.(a)                               14,000      1,025,780
-----------------------------------------------------------------------
Martek Biosciences Corp.(a)(b)                    36,000      1,377,720
=======================================================================
                                                              6,676,448
=======================================================================

CASINOS & GAMING-0.93%

Station Casinos, Inc.                             25,000      1,613,250
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


COMMODITY CHEMICALS-1.03%

Celanese Corp.-Series A(a)                       122,400   $  1,780,920
=======================================================================

COMMUNICATIONS EQUIPMENT-4.23%

Avaya Inc.(a)                                    140,000      1,215,200
-----------------------------------------------------------------------
Comverse Technology, Inc.(a)                      58,000      1,321,820
-----------------------------------------------------------------------
Corning Inc.(a)                                  100,000      1,375,000
-----------------------------------------------------------------------
Juniper Networks, Inc.(a)                         88,200      1,992,438
-----------------------------------------------------------------------
Scientific-Atlanta, Inc.                          47,000      1,437,260
=======================================================================
                                                              7,341,718
=======================================================================

COMPUTER STORAGE & PERIPHERALS-1.27%

QLogic Corp.(a)                                   40,000      1,329,600
-----------------------------------------------------------------------
Storage Technology Corp.(a)                       31,700        881,260
=======================================================================
                                                              2,210,860
=======================================================================

CONSUMER FINANCE-0.67%

First Marblehead Corp. (The)(a)(b)                30,000      1,155,900
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.02%

Alliance Data Systems Corp.(a)                    58,000      2,343,200
-----------------------------------------------------------------------
Iron Mountain Inc.(a)                             39,000      1,158,300
=======================================================================
                                                              3,501,500
=======================================================================

DEPARTMENT STORES-2.27%

Kohl's Corp.(a)                                   40,000      1,904,000
-----------------------------------------------------------------------
Nordstrom, Inc.                                   40,000      2,033,200
=======================================================================
                                                              3,937,200
=======================================================================

DIVERSIFIED BANKS-0.98%

Centennial Bank Holdings, Inc. (Acquired
  12/27/04; Cost $1,653,750)(a)(c)               157,500      1,701,000
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.71%

Career Education Corp.(a)                         33,800      1,062,672
-----------------------------------------------------------------------
ChoicePoint Inc.(a)                               36,400      1,436,708
-----------------------------------------------------------------------
Corporate Executive Board Co. (The)               34,000      2,234,820
-----------------------------------------------------------------------
Corrections Corp. of America(a)                   45,000      1,703,250
=======================================================================
                                                              6,437,450
=======================================================================

DRUG RETAIL-1.08%

Shoppers Drug Mart Corp. (Canada)(a)              60,000      1,871,498
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.98%

Cooper Industries, Ltd.-Class A (Bermuda)         26,700      1,699,722
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-0.61%

Amphenol Corp.-Class A                            27,000   $  1,064,880
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.78%

Benchmark Electronics, Inc.(a)                    50,000      1,352,000
=======================================================================

GENERAL MERCHANDISE STORES-1.49%

Dollar General Corp.                              80,700      1,642,245
-----------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                       38,300        937,967
=======================================================================
                                                              2,580,212
=======================================================================

HEALTH CARE DISTRIBUTORS-0.86%

Schein (Henry), Inc.(a)                           40,000      1,500,400
=======================================================================

HEALTH CARE EQUIPMENT-6.66%

Biomet, Inc.                                      42,000      1,624,980
-----------------------------------------------------------------------
Fisher Scientific International Inc.(a)           24,000      1,425,120
-----------------------------------------------------------------------
INAMED Corp.(a)                                   15,000        912,600
-----------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                         45,000      2,765,250
-----------------------------------------------------------------------
PerkinElmer, Inc.                                 99,000      1,831,500
-----------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   41,900      1,413,706
-----------------------------------------------------------------------
Waters Corp.(a)                                   40,000      1,585,200
=======================================================================
                                                             11,558,356
=======================================================================

HEALTH CARE FACILITIES-1.05%

Community Health Systems Inc.(a)                  50,000      1,822,500
=======================================================================

HEALTH CARE SERVICES-3.52%

Caremark Rx, Inc.(a)                              45,000      1,802,250
-----------------------------------------------------------------------
Cerner Corp.(a)(b)                                20,000      1,161,200
-----------------------------------------------------------------------
Express Scripts, Inc.(a)                          18,000      1,613,520
-----------------------------------------------------------------------
Renal Care Group, Inc.(a)                         40,000      1,526,000
=======================================================================
                                                              6,102,970
=======================================================================

HEALTH CARE SUPPLIES-1.01%

Cooper Cos., Inc. (The)                           25,900      1,749,545
=======================================================================

HOME FURNISHINGS-0.53%

Tempur-Pedic International Inc.(a)                48,000        916,320
=======================================================================

HOMEBUILDING-1.03%

Pulte Homes, Inc.                                 25,000      1,786,250
=======================================================================

HOTELS, RESORTS & CRUISE LINES-2.26%

Hilton Hotels Corp.                              105,000      2,292,150
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(d)      30,000      1,630,200
=======================================================================
                                                              3,922,350
=======================================================================

HOUSEWARES & SPECIALTIES-1.53%

Fortune Brands, Inc.                              10,200        862,716
-----------------------------------------------------------------------
Jarden Corp.(a)                                   40,000      1,786,800
=======================================================================
                                                              2,649,516
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


INDUSTRIAL MACHINERY-0.53%

Ingersoll-Rand Co. Ltd.-Class A (Bermuda)         12,000   $    922,440
=======================================================================

INTEGRATED OIL & GAS-1.23%

Murphy Oil Corp.                                  24,000      2,138,160
=======================================================================

INTERNET SOFTWARE & SERVICES-1.88%

Digital River, Inc.(a)                            45,500      1,210,300
-----------------------------------------------------------------------
VeriSign, Inc.(a)                                 77,300      2,045,358
=======================================================================
                                                              3,255,658
=======================================================================

IT CONSULTING & OTHER SERVICES-0.99%

Cognizant Technology Solutions Corp.-Class
  A(a)                                            41,000      1,722,410
=======================================================================

LEISURE PRODUCTS-0.48%

Brunswick Corp.                                   20,000        840,000
=======================================================================

MANAGED HEALTH CARE-0.36%

AMERIGROUP Corp.(a)                               18,000        632,160
=======================================================================

MULTI-LINE INSURANCE-0.19%

Quanta Capital Holdings Ltd. (Bermuda)(a)         41,177        329,416
=======================================================================

OFFICE ELECTRONICS-0.56%

Zebra Technologies Corp.-Class A(a)               20,400        974,304
=======================================================================

OIL & GAS DRILLING-2.02%

Nabors Industries, Ltd. (Bermuda)(a)              32,000      1,723,840
-----------------------------------------------------------------------
Noble Corp. (Cayman Islands)                      35,000      1,781,500
=======================================================================
                                                              3,505,340
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.51%

National-Oilwell Varco Inc.(a)                    37,000      1,470,380
-----------------------------------------------------------------------
Smith International, Inc.                         30,000      1,745,400
-----------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)       22,000      1,147,300
=======================================================================
                                                              4,363,080
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.45%

Ultra Petroleum Corp. (Canada)(a)                 50,000      2,524,000
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.03%

Williams Cos., Inc. (The)                        105,000      1,787,100
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.06%

CapitalSource Inc.(a)                             88,000      1,848,000
=======================================================================

PHARMACEUTICALS-2.23%

Medicis Pharmaceutical Corp.-Class A              32,000        899,200
-----------------------------------------------------------------------
MGI Pharma, Inc.(a)                               64,000      1,411,200
-----------------------------------------------------------------------
Valeant Pharmaceuticals International             75,000      1,556,250
=======================================================================
                                                              3,866,650
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

PUBLISHING-0.49%

Getty Images, Inc.(a)                             12,000   $    858,600
=======================================================================

RAILROADS-0.49%

CSX Corp.                                         21,000        842,730
=======================================================================

REAL ESTATE-1.84%

Aames Investment Corp.                           152,400      1,287,780
-----------------------------------------------------------------------
People's Choice Financial Corp. (Acquired
  12/21/04; Cost $1,897,000)(a)(c)               189,700      1,897,000
=======================================================================
                                                              3,184,780
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.16%

CB Richard Ellis Group, Inc.-Class A(a)           57,900      2,012,025
=======================================================================

REGIONAL BANKS-0.56%

Signature Bank(a)                                 39,600        975,348
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.98%

Novellus Systems, Inc.(a)                         36,000        843,480
-----------------------------------------------------------------------
Tessera Technologies Inc.(a)                      32,400        860,544
=======================================================================
                                                              1,704,024
=======================================================================

SEMICONDUCTORS-5.45%

Altera Corp.(a)                                  100,000      2,073,000
-----------------------------------------------------------------------
ATI Technologies Inc. (Canada)(a)                114,700      1,697,560
-----------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)        45,000      1,506,600
-----------------------------------------------------------------------
Microchip Technology Inc.                         80,000      2,278,400
-----------------------------------------------------------------------
National Semiconductor Corp.                     100,000      1,908,000
=======================================================================
                                                              9,463,560
=======================================================================

SPECIALIZED FINANCE-0.72%

Chicago Mercantile Exchange Holdings Inc.          6,400      1,251,328
=======================================================================

SPECIALTY STORES-5.01%

Advance Auto Parts, Inc.(a)                       37,000      1,973,950
-----------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         40,000      1,488,400
-----------------------------------------------------------------------
Office Depot, Inc.(a)                             76,000      1,488,080
-----------------------------------------------------------------------
Staples, Inc.                                     91,500      1,744,905
-----------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                          59,500      1,992,655
=======================================================================
                                                              8,687,990
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS-1.40%

MSC Industrial Direct Co., Inc.-Class A           57,000   $  1,531,590
-----------------------------------------------------------------------
W.W. Grainger, Inc.                               16,300        901,227
=======================================================================
                                                              2,432,817
=======================================================================

TRUCKING-0.53%

Swift Transportation Co., Inc.(a)                 43,000        917,190
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.91%

American Tower Corp.-Class A(a)                   82,600      1,423,198
-----------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)                  90,000      2,116,800
-----------------------------------------------------------------------
NII Holdings Inc.(a)                              28,000      1,401,960
-----------------------------------------------------------------------
SpectraSite, Inc.(a)                              33,000      1,852,290
=======================================================================
                                                              6,794,248
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $154,999,096)                         168,251,365
=======================================================================

MONEY MARKET FUNDS-2.75%

Liquid Assets Portfolio-Institutional
  Class(e)                                     2,385,692      2,385,692
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    2,385,692      2,385,692
=======================================================================
    Total Money Market Funds (Cost
      $4,771,384)                                             4,771,384
=======================================================================
TOTAL INVESTMENTS-99.69% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $159,770,480)               173,022,749
=======================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.72%

STIC Prime Portfolio-Institutional
  Class(e)(f)                                  4,723,100      4,723,100
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $4,723,100)                                       4,723,100
=======================================================================
TOTAL INVESTMENTS-102.41% (Cost $164,493,580)               177,745,849
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.41%)                        (4,190,098)
=======================================================================
NET ASSETS-100.00%                                         $173,555,751
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $3,598,000, which represented 2.07% of the Fund's Net Assets. These securities are considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities.
(d) Each unit represents one common share and one Class B share.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $154,999,096)*                               $ 168,251,365
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $9,494,484)                                9,494,484
============================================================
    Total investments (cost $164,493,580)        177,745,849
============================================================
Receivables for:
  Investments sold                                 2,369,701
------------------------------------------------------------
  Fund shares sold                                    79,121
------------------------------------------------------------
  Dividends                                           61,133
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                24,529
------------------------------------------------------------
Other assets                                          27,946
============================================================
    Total assets                                 180,308,279
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,300,277
------------------------------------------------------------
  Fund shares reacquired                             407,921
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  32,061
------------------------------------------------------------
  Collateral upon return of securities loaned      4,723,100
------------------------------------------------------------
Accrued distribution fees                             95,667
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,383
------------------------------------------------------------
Accrued transfer agent fees                          140,290
------------------------------------------------------------
Accrued operating expenses                            51,829
============================================================
    Total liabilities                              6,752,528
============================================================
Net assets applicable to shares outstanding    $ 173,555,751
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 282,014,629
------------------------------------------------------------
Undistributed net investment income (loss)        (1,592,487)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (120,118,527)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               13,252,136
============================================================
                                               $ 173,555,751
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  88,060,287
____________________________________________________________
============================================================
Class B                                        $  62,328,884
____________________________________________________________
============================================================
Class C                                        $  22,078,567
____________________________________________________________
============================================================
Class R                                        $   1,077,949
____________________________________________________________
============================================================
Institutional Class                            $      10,064
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                            9,560,702
____________________________________________________________
============================================================
Class B                                            7,029,958
____________________________________________________________
============================================================
Class C                                            2,489,778
____________________________________________________________
============================================================
Class R                                              117,727
____________________________________________________________
============================================================
Institutional Class                                    1,085
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        9.21
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.21 divided by
      94.50%)                                  $        9.75
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        8.87
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        8.87
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        9.16
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $        9.28
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $3,721,463 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,182)          $    462,289
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $7,003 after rebates of
  $57,773)                                                          59,761
==========================================================================
    Total investment income                                        522,050
==========================================================================

EXPENSES:

Advisory fees                                                      807,397
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                       7,582
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          181,426
--------------------------------------------------------------------------
  Class B                                                          359,708
--------------------------------------------------------------------------
  Class C                                                          125,661
--------------------------------------------------------------------------
  Class R                                                            2,733
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                         507,388
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                               5
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           11,111
--------------------------------------------------------------------------
Other                                                              106,055
==========================================================================
    Total expenses                                               2,133,861
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (48,695)
==========================================================================
    Net expenses                                                 2,085,166
==========================================================================
Net investment income (loss)                                    (1,563,116)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains (losses) from
    securities sold to affiliates of $(318,507))                19,028,063
--------------------------------------------------------------------------
  Foreign currencies                                                (1,671)
==========================================================================
                                                                19,026,392
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (13,408,650)
--------------------------------------------------------------------------
  Foreign currencies                                                 6,416
==========================================================================
                                                               (13,402,234)
==========================================================================
Net gain from investment securities and foreign currencies       5,624,158
==========================================================================
Net increase in net assets resulting from operations          $  4,061,042
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,563,116)   $ (3,749,647)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  19,026,392       9,151,671
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (13,402,234)     (2,982,396)
==========================================================================================
    Net increase in net assets resulting from operations         4,061,042       2,419,628
==========================================================================================
Share transactions-net:
  Class A                                                      (13,470,372)    (10,422,993)
------------------------------------------------------------------------------------------
  Class B                                                       (9,440,141)    (11,811,705)
------------------------------------------------------------------------------------------
  Class C                                                       (2,871,385)     (4,684,464)
------------------------------------------------------------------------------------------
  Class R                                                          204,721         676,095
------------------------------------------------------------------------------------------
  Institutional Class                                                   --          10,000
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (25,577,177)    (26,233,067)
==========================================================================================
    Net increase (decrease) in net assets                      (21,516,135)    (23,813,439)
==========================================================================================

NET ASSETS:

  Beginning of period                                          195,071,886     218,885,325
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(1,592,487) and $(29,371),
    respectively)                                             $173,555,751    $195,071,886
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.80%
--------------------------------------------------------------------
Over $1 billion                                               0.75%
____________________________________________________________________
====================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
____________________________________________________________________
====================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $36,886.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $9,355 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $507,388 for Class A, Class B, Class C and Class R share classes and $5 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $181,426, $359,708, $125,661 and $2,733, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $18,491 in front-end sales commissions from the sale of Class A shares and $25, $18,942, $1,745 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 1,818,420      $29,453,914       $(28,886,642)         $   --         $2,385,692       $26,132       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             1,818,420       29,453,914        (28,886,642)             --          2,385,692        26,626           --
==================================================================================================================================
  Subtotal        $ 3,636,840      $58,907,828       $(57,773,284)         $   --         $4,771,384       $52,758       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           $ 6,790,375      $27,408,013       $(29,475,288)         $   --         $4,723,100       $ 7,003       $   --
==================================================================================================================================
  Total           $10,427,215      $86,315,841       $(87,248,572)         $   --         $9,494,484       $59,761       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $1,609,832 and sales of $2,346,010, which resulted in net realized gain (loss) of $(318,507).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,454.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $2,200 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended April 30, 2005, the average interfund borrowings for the one day the borrowings were outstanding was $5,340,100 with a weighted average interest rate of 2.94% and interest expense of $430.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended April 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $3,721,463 were on loan to brokers. The loans were secured by cash collateral of $4,723,100 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $7,003 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
October 31, 2008                                              $    407,338
---------------------------------------------------------------------------
October 31, 2009                                                86,724,292
---------------------------------------------------------------------------
October 31, 2010                                                50,812,218
===========================================================================
Total capital loss carryforward                               $137,943,848
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $124,041,823 and $152,710,015, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $20,666,997
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (8,002,162)
===============================================================================
Net unrealized appreciation of investment securities              $12,664,835
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $165,081,014.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,606,859    $ 15,552,162     3,366,280    $ 31,467,821
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        662,305       6,186,393     1,689,471      15,326,444
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        320,993       3,010,529     1,055,967       9,613,286
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         46,364         447,790        79,652         742,690
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                              --              --         1,085          10,000
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        103,592       1,007,200       287,382       2,711,609
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (107,470)     (1,007,200)     (296,604)     (2,711,609)
======================================================================================================================
Reacquired:
  Class A                                                     (3,084,661)    (30,029,734)   (4,869,016)    (44,602,423)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,558,332)    (14,619,334)   (2,730,826)    (24,426,540)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (625,745)     (5,881,914)   (1,595,627)    (14,297,750)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (25,701)       (243,069)       (7,765)        (66,595)
======================================================================================================================
                                                              (2,661,796)   $(25,577,177)   (3,020,001)   $(26,233,067)
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Institutional Class shares commenced sales on April 30, 2004.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                       ------------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                       SIX MONTHS                                                                (DATE OPERATIONS
                                         ENDED                        YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                       APRIL 30,        --------------------------------------------------         OCTOBER 31,
                                          2005           2004           2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  9.08         $  8.92       $   6.54       $  8.58       $ 14.38           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.07)          (0.13)(a)      (0.11)(a)     (0.13)(a)     (0.11)(a)          (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         0.20            0.29           2.49         (1.91)        (5.69)              4.50
=================================================================================================================================
    Total from investment operations       0.13            0.16           2.38         (2.04)        (5.80)              4.38
=================================================================================================================================
Net asset value, end of period          $  9.21         $  9.08       $   8.92       $  6.54       $  8.58           $  14.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            1.43%           1.79%         36.39%       (23.78)%      (40.33)%            43.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $88,060         $99,262       $108,436       $63,463       $94,457           $114,913
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         1.76%(c)        1.74%          1.90%         1.83%         1.65%              1.63%(d)
=================================================================================================================================
  Without fee waivers and/or expense
    reimbursements                         1.80%(c)        1.76%          1.90%         1.83%         1.65%              1.63%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                   (1.24)%(c)      (1.36)%        (1.42)%       (1.49)%       (1.06)%            (0.76)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                   63%            167%           211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $104,530,799.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                        -----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                        SIX MONTHS                                                               (DATE OPERATIONS
                                          ENDED                       YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                        APRIL 30,        -------------------------------------------------         OCTOBER 31,
                                           2005           2004          2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  8.77         $  8.68       $  6.40       $  8.45       $ 14.25           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.10)          (0.18)(a)     (0.15)(a)     (0.18)(a)     (0.18)(a)          (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.20            0.27          2.43         (1.87)        (5.62)              4.47
=================================================================================================================================
    Total from investment operations        0.10            0.09          2.28         (2.05)        (5.80)              4.25
=================================================================================================================================
Net asset value, end of period           $  8.87         $  8.77       $  8.68       $  6.40       $  8.45           $  14.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             1.14%           1.04%        35.63%       (24.26)%      (40.70)%            42.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $62,329         $70,421       $81,298       $58,654       $81,905           $103,893
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          2.41%(c)        2.39%         2.55%         2.48%         2.32%              2.32%(d)
=================================================================================================================================
  Without fee waivers and/or expense
    reimbursements                          2.45%(c)        2.41%         2.55%         2.48%         2.32%              2.32%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.89)%(c)      (2.01)%       (2.07)%       (2.14)%       (1.73)%            (1.45)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    63%            167%          211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $72,537,839.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                        -----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                        SIX MONTHS                                                               (DATE OPERATIONS
                                          ENDED                       YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                        APRIL 30,        -------------------------------------------------         OCTOBER 31,
                                           2005           2004          2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  8.77         $  8.68       $  6.40       $  8.45       $ 14.26           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.10)          (0.18)(a)     (0.15)(a)     (0.18)(a)     (0.18)(a)         (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.20            0.27          2.43         (1.87)        (5.63)             4.48
=================================================================================================================================
    Total from investment operations        0.10            0.09          2.28         (2.05)        (5.81)             4.26
=================================================================================================================================
Net asset value, end of period           $  8.87         $  8.77       $  8.68       $  6.40       $  8.45           $ 14.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             1.14%           1.04%        35.63%       (24.26)%      (40.74)%           42.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $22,079         $24,503       $28,928       $16,404       $23,971           $29,969
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          2.41%(c)        2.39%         2.55%         2.48%         2.32%             2.32%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                          2.45%(c)        2.41%         2.55%         2.48%         2.32%             2.32%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.89)%(c)      (2.01)%       (2.07)%       (2.14)%       (1.73)%           (1.45)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    63%            167%          211%          185%          173%              183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $25,340,541.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS R
                                                              --------------------------------------------------------
                                                                                                         JUNE 3, 2002
                                                              SIX MONTHS           YEAR ENDED             (DATE SALES
                                                                ENDED              OCTOBER 31,           COMMENCED) TO
                                                              APRIL 30,        -------------------        OCTOBER 31,
                                                                 2005           2004         2003            2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.03         $8.89        $6.54           $  8.73
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)        (0.14)(a)    (0.13)(a)         (0.05)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.19          0.28         2.48             (2.14)
======================================================================================================================
    Total from investment operations                              0.13          0.14         2.35             (2.19)
======================================================================================================================
Net asset value, end of period                                  $ 9.16         $9.03        $8.89           $  6.54
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   1.44%         1.57%       35.93%           (25.09)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,078         $ 877        $ 224           $     7
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.91%(c)      1.89%        2.05%             1.98%(d)
======================================================================================================================
  Without fee waivers and/or expense reimbursements               1.95%(c)      1.91%        2.05%             1.98%(d)
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.39)%(c)     (1.51)%      (1.57)%           (1.64)%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                          63%          167%         211%              185%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,102,309.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               APRIL 30, 2004
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2005               2004
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.11             $ 9.22
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)             (0.04)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.19              (0.07)
=============================================================================================
    Total from investment operations                              0.17              (0.11)
=============================================================================================
Net asset value, end of period                                  $ 9.28             $ 9.11
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   1.87%             (1.19)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   10             $   10
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.01%(c)           1.20%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.05%(c)           1.28%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.49)%(c)         (0.82)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          63%               167%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,612.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

                                                                                                          MARKET
                                                                               SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.35%
ADVERTISING--5.51%
Interpublic Group of Cos., Inc. (The)            (a)                            2,500                    $ 32,150
------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                500                      41,450
==================================================================================================================
                                                                                                           73,600
==================================================================================================================

AEROSPACE & DEFENSE--1.34%
Honeywell International Inc.                                                      500                      17,880
==================================================================================================================

APPAREL RETAIL--2.56%
Gap, Inc. (The)                                                                 1,600                      34,160
==================================================================================================================

BREWERS--0.81%
Molson Coors Brewing Co.-Class B                                                  175                      10,806
==================================================================================================================

BUILDING PRODUCTS--2.51%
American Standard Cos. Inc.                                                       750                      33,532
==================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--5.16%
Ceridian Corp.                                   (a)                            1,600                      26,992
------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                1,100                      41,833
==================================================================================================================
                                                                                                           68,825
==================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--5.60%
Cendant Corp.                                                                   2,000                      39,820
------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                 1,900                      34,998
==================================================================================================================
                                                                                                           74,818
==================================================================================================================

ENVIRONMENTAL SERVICES--2.99%
Waste Management, Inc.                                                          1,400                      39,886
==================================================================================================================

FOOD RETAIL--3.22%
Kroger Co. (The)                                 (a)                            1,650                      26,020
------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                     (a)                              800                      17,032
==================================================================================================================
                                                                                                           43,052
==================================================================================================================

GENERAL MERCHANDISE STORES--2.09%
Target Corp.                                                                      600                      27,840
==================================================================================================================

                                                                                                          MARKET
                                                                               SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--8.32%
Cardinal Health, Inc.                                                           1,400                    $ 77,798
------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                    900                      33,300
==================================================================================================================
                                                                                                          111,098
==================================================================================================================

HEALTH CARE EQUIPMENT--2.55%
Waters Corp.                                     (a)                              860                      34,082
==================================================================================================================

HEALTH CARE SERVICES--0.54%
IMS Health Inc.                                                                   300                       7,194
==================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.71%
Starwood Hotels & Resorts Worldwide, Inc.        (b)                              420                      22,823
==================================================================================================================

INDUSTRIAL CONGLOMERATES--4.46%
Tyco International Ltd. (Bermuda)                                               1,900                      59,489
==================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.23%
Merrill Lynch & Co., Inc.                                                         800                      43,144
==================================================================================================================

LEISURE PRODUCTS--2.20%
Brunswick Corp.                                                                   700                      29,400
==================================================================================================================

MANAGED HEALTH CARE--4.50%
WellPoint, Inc.                                  (a)                              470                      60,042
==================================================================================================================

OIL & GAS DRILLING--5.90%
Pride International, Inc.                        (a)                            1,450                      32,335
------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)                 (a)                            1,000                      46,370
==================================================================================================================
                                                                                                           78,705
==================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.76%
Weatherford International Ltd. (Bermuda)         (a)                              450                      23,468
==================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--7.79%
Citigroup Inc.                                                                  1,100                      51,656
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                            1,475                      52,348
==================================================================================================================
                                                                                                          104,004
==================================================================================================================

PHARMACEUTICALS--9.29%
Pfizer Inc.                                                                     1,300                      35,321
------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                          (c)                              687                      60,836
------------------------------------------------------------------------------------------------------------------
Wyeth                                                                             620                      27,863
==================================================================================================================
                                                                                                          124,020
==================================================================================================================

                                                                                                          MARKET
                                                                               SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--2.74%
ACE Ltd. (Cayman Islands)                                                         850                  $   36,516
==================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.40%
Novellus Systems, Inc.                           (a)                              800                      18,744
==================================================================================================================

SYSTEMS SOFTWARE--4.13%
Computer Associates International, Inc.                                         2,050                      55,145
==================================================================================================================

THRIFTS & MORTGAGE FINANCE--7.04%
Fannie Mae                                                                      1,000                      53,950
------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                       650                      39,988
==================================================================================================================
                                                                                                           93,938
==================================================================================================================
Total Common Stocks & Other Equity Interests (Cost $1,061,843)                                          1,326,211
==================================================================================================================
TOTAL INVESTMENTS--99.35%  (Cost $1,061,843)                                                            1,326,211
==================================================================================================================
OTHER ASSETS LESS LIABILITIES--0.65%                                                                        8,641
==================================================================================================================
NET ASSETS--100.00%                                                                                    $1,334,852
__________________________________________________________________________________________________________________
==================================================================================================================

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Each unit represents one common share and one Class B share.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at April 30, 2005 represented 4.59% of the Fund's Total Investments. See Note 1A.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005
(Unaudited)

ASSETS:
Investments, at market value (cost $1,061,843)                                             $ 1,326,211
-------------------------------------------------------------------------------------------------------
Cash                                                                                            12,331
-------------------------------------------------------------------------------------------------------
Receivables for:
     Dividends                                                                                   1,441
-------------------------------------------------------------------------------------------------------
     Amount due from advisor                                                                    14,841
-------------------------------------------------------------------------------------------------------
Other assets                                                                                       138
=======================================================================================================
       Total assets                                                                          1,354,962
_______________________________________________________________________________________________________
=======================================================================================================

LIABILITIES:
Accrued trustees' fees                                                                          10,727
-------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                                         10
-------------------------------------------------------------------------------------------------------
Accrued operating expenses                                                                       9,373
=======================================================================================================
       Total liabilities                                                                        20,110
=======================================================================================================
Net assets applicable to shares outstanding                                                $ 1,334,852
=======================================================================================================

NET ASSETS CONSIST OF:
Shares of beneficial interest                                                              $ 1,044,533
-------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                                      (4,191)
-------------------------------------------------------------------------------------------------------
Undistributed net realized gain from investment securities
   and foreign currencies                                                                       30,142
-------------------------------------------------------------------------------------------------------
Unrealized appreciation of investment securities
   and foreign currencies                                                                      264,368
=======================================================================================================
                                                                                           $ 1,334,852
_______________________________________________________________________________________________________
=======================================================================================================

NET ASSETS:
Class A                                                                                    $   533,937
_______________________________________________________________________________________________________
=======================================================================================================
Class B                                                                                    $   400,457
_______________________________________________________________________________________________________
=======================================================================================================
Class C                                                                                    $   400,458
_______________________________________________________________________________________________________
=======================================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES AUTHORIZED:
Class A                                                                                         42,364
_______________________________________________________________________________________________________
=======================================================================================================
Class B                                                                                         31,774
_______________________________________________________________________________________________________
=======================================================================================================
Class C                                                                                         31,774
_______________________________________________________________________________________________________
=======================================================================================================
Class A:
     Net asset value per share                                                             $     12.60
-------------------------------------------------------------------------------------------------------
     Offering price per share:
       (Net asset value of $12.60 / 94.50%)                                                $     13.33
_______________________________________________________________________________________________________
=======================================================================================================
Class B:
     Net asset value and offering price per share                                          $     12.60
_______________________________________________________________________________________________________
=======================================================================================================
Class C:
     Net asset value and offering price per share                                          $     12.60
_______________________________________________________________________________________________________
=======================================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:
Dividends                                                                                    $   7,714
=======================================================================================================

EXPENSES:
Advisory fees                                                                                    5,107
-------------------------------------------------------------------------------------------------------
Administrative services fees                                                                    24,795
-------------------------------------------------------------------------------------------------------
Custodian fees                                                                                     823
-------------------------------------------------------------------------------------------------------
Distribution fees:
     Class A                                                                                       953
-------------------------------------------------------------------------------------------------------
     Class B                                                                                     2,043
-------------------------------------------------------------------------------------------------------
     Class C                                                                                     2,043
-------------------------------------------------------------------------------------------------------
Transfer agent fees                                                                                 47
-------------------------------------------------------------------------------------------------------
Trustees' and officers fees and benefits                                                         8,259
-------------------------------------------------------------------------------------------------------
Professional services fees                                                                      16,003
-------------------------------------------------------------------------------------------------------
Other                                                                                            1,576
=======================================================================================================
       Total expenses                                                                           61,649
=======================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangements                         (49,744)
=======================================================================================================
       Net expenses                                                                             11,905
=======================================================================================================
Net investment income (loss)                                                                    (4,191)
=======================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN
     CURRENCIES:
Net realized gain from:
     Investment securities                                                                      30,140
-------------------------------------------------------------------------------------------------------
     Foreign currencies                                                                             14
=======================================================================================================
                                                                                                30,154
=======================================================================================================
Change in net unrealized appreciation (depreciation) of:
     Investment securities                                                                      32,374
-------------------------------------------------------------------------------------------------------
     Foreign currencies                                                                             (7)
=======================================================================================================
                                                                                                32,367
=======================================================================================================
Net gain from investment securities
     and foreign currencies                                                                     62,521
=======================================================================================================
Net increase in net assets resulting from operations                                          $ 58,330
_______________________________________________________________________________________________________
=======================================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                                             APRIL 30,             OCTOBER 31,
                                                                                                2005                   2004
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss)                                                          $    (4,191)           $    (8,938)
------------------------------------------------------------------------------------------------------------------------------
     Net realized gain from investment securities
        and foreign currencies                                                                  30,154                 89,846
------------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation of investment securities
        and foreign currencies                                                                  32,367                 16,789
==============================================================================================================================
       Net increase in net assets resulting from operations                                     58,330                 97,697
==============================================================================================================================
Distributions to shareholders from net realized gains:
     Class A                                                                                   (24,703)                    --
------------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                   (18,527)                    --
------------------------------------------------------------------------------------------------------------------------------
     Class C                                                                                   (18,527)                    --
==============================================================================================================================
     Decrease in net assets resulting from distributions                                       (61,757)                    --
==============================================================================================================================
Share reinvested:
     Class A                                                                                    24,703                     --
------------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                    18,527                     --
------------------------------------------------------------------------------------------------------------------------------
     Class C                                                                                    18,527                     --
==============================================================================================================================
       Net increase (decrease) in net assets resulting from share transactions                  61,757                     --
==============================================================================================================================
       Net increase in net assets                                                               58,330                 97,697
==============================================================================================================================

NET ASSETS:
     Beginning of period                                                                     1,276,522              1,178,825
==============================================================================================================================
     End of period (including undistributed net investment                                 $ 1,334,852            $ 1,276,522
     income (loss) of $(4,191) and $0, respectively)
______________________________________________________________________________________________________________________________
==============================================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

AIM Select Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is currently not open to investors.

         The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

         Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

    AVERAGE NET ASSETS                                                          RATE
    ---------------------------------------------------------------------------------
    First $1 billion                                                            0.75%
    Next $1 billion                                                             0.70%
    Over $2 billion                                                             0.65%
    ---------------------------------------------------------------------------------

    Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

    AVERAGE NET ASSETS                                                          RATE
    ---------------------------------------------------------------------------------
    First $250 million                                                          0.695%
    Next $250 million                                                           0.67%
    Next $500 million                                                           0.645%
    Next $1.5 billion                                                           0.62%
    Next $2.5 billion                                                           0.595%
    Next $2.5 billion                                                           0.57%
    Next $2.5 billion                                                           0.545%
    Over $10 billion                                                            0.52%
    ---------------------------------------------------------------------------------

         AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.75% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC

("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

         For the six months ended April 30, 2005, AIM waived fees of $5,107 and reimbursed expenses of $38,602.

         For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $804 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

         The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

         The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $47.

         The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has voluntarily agreed to waive all fees during the time the shares are not available for sale. Waivers may be modified or discontinued at any time. ADI waived all plan fees of $953, $2,043, and $2,043 for the Class A, Class B and Class C shares, respectively.

         Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3 -- EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $192.

NOTE 4 -- TRUSTEES' FEES

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

         In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

         During the six months ended April 30, 2005, the Fund paid legal fees of $1,847 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5 -- BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

         The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

         During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

         Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6 -- TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

         Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

         The Fund had no capital loss carryforward as of October 31, 2004.

NOTE 7 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $119,224 and $115,835, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

          UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     -----------------------------------------------------------------------------------------

     Aggregate unrealized appreciation of investment securities                $      314,880
     -----------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                     (50,512)
     =========================================================================================
     Net unrealized appreciation of investment securities                      $      264,368
     _________________________________________________________________________________________
     =========================================================================================
     Investments have the same cost for tax and financial statement purposes.

NOTE 8 -- SHARE INFORMATION

The Fund currently consists of three different classes of shares that are not available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                   CHANGES IN SHARES OUTSTANDING (a)
--------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                YEAR ENDED
                                                         APRIL 30,                    OCTOBER 31,
                                                            2005                         2004
                                                 -------------------------------------------------------
                                                   SHARES         AMOUNT         SHARES         AMOUNT
                                                 ----------     ----------     ----------     ----------
    Issued as reinvestment of dividends:
     Class A                                          1,887         24,703             --             --
    ----------------------------------------------------------------------------------------------------
     Class B                                          1,417         18,527             --             --
    ----------------------------------------------------------------------------------------------------
     Class C                                          1,417         18,527             --             --
    ====================================================================================================
                                                      4,721     $   61,757             --     $       --
    ____________________________________________________________________________________________________
    ====================================================================================================

(a) Currently, the Fund is not open to investors. All shares are owned by AIM.

NOTE 9 -- FINANCIAL HIGHLIGHTS

                                                                                             CLASS A
                                                                ------------------------------------------------------------------
                                                                                                                  AUGUST 30, 2002
                                                                SIX MONTHS            YEAR ENDED OCTOBER 31,      (DATE OPERATIONS
                                                                  ENDED             --------------------------     COMMENCED) TO
                                                                 APRIL 30,                                          OCTOBER 31,
                                                                   2005               2004            2003             2002
                                                                ----------         ----------      ----------     ---------------
Net asset value, beginning of period                            $    12.61         $    11.65      $     9.13      $    10.00
------------------------------------------------------------    ----------         ----------      ----------      ----------
Income from investment operations:
    Net investment income (loss)                                     (0.04)             (0.09)          (0.07)          (0.01)
------------------------------------------------------------    ----------         ----------      ----------      ----------
    Net gains (losses) on securities (both realized and
         unrealized)                                                  0.64               1.05            2.70           (0.86)
============================================================    ==========         ==========      ==========      ==========
       Total from investment operations                               0.60               0.96            2.63           (0.87)
============================================================    ==========         ==========      ==========      ==========
Less distributions:
    Dividends from net investment income                                --                 --           (0.11)             --
============================================================    ==========         ==========      ==========      ==========
    Distributions from net realized gains                            (0.61)                --              --              --
============================================================    ==========         ==========      ==========      ==========
       Total distributions                                           (0.61)                --           (0.11)             --
============================================================    ==========         ==========      ==========      ==========
Net asset value, end of period                                  $    12.60         $    12.61      $    11.65      $     9.13
____________________________________________________________    __________         __________      __________      __________
============================================================    ==========         ==========      ==========      ==========
Total return                                                (a)       4.58%              8.24%          29.12%          (8.70)%
____________________________________________________________    __________         __________      __________      __________
============================================================    ==========         ==========      ==========      ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $      534         $      511      $      472      $      365
____________________________________________________________    __________         __________      __________      __________
============================================================    ==========         ==========      ==========      ==========
Ratio of expenses to average net assets:
    With fee waivers and/or expense reimbursements                    1.78%(b)           1.77%           1.83%           1.75%(c)
------------------------------------------------------------    ----------         ----------      ----------      ----------
    Without fee waivers and/or expense reimbursements                 8.66%(b)           9.96%          10.27%          23.74%(c)
____________________________________________________________    __________         __________      __________      __________
============================================================    ==========         ==========      ==========      ==========
Ratio of net investment income (loss) to average net assets          (0.62)%(b)         (0.70)%         (0.75)%         (0.49)%(c)
____________________________________________________________    __________         __________      __________      __________
============================================================    ==========         ==========      ==========      ==========
Portfolio turnover rate                                     (d)          9%                19%             20%              4%
____________________________________________________________    __________         __________      __________      __________
============================================================    ==========         ==========      ==========      ==========

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average daily net assets of $549,282.

(c) Annualized.

(d) Not annualized for periods less than one year.

                                                                                            CLASS B
                                                                ------------------------------------------------------------------
                                                                                                                   AUGUST 30, 2002
                                                                SIX MONTHS           YEAR ENDED OCTOBER 31,       (DATE OPERATIONS
                                                                  ENDED            --------------------------       COMMENCED) TO
                                                                 APRIL 30,                                           OCTOBER 31,
                                                                   2005               2004            2003              2002
                                                                ----------         ----------      ----------     ---------------
Net asset value, beginning of period                            $    12.62         $    11.65      $     9.13      $    10.00
------------------------------------------------------------    ----------         ----------      ----------      ----------
Income from investment operations:
    Net investment income (loss)                                     (0.04)             (0.09)          (0.07)          (0.01)
------------------------------------------------------------    ----------         ----------      ----------      ----------
    Net gains (losses) on securities (both realized and
         unrealized)                                                  0.63               1.06            2.70           (0.86)
============================================================    ==========         ==========      ==========      ==========
       Total from investment operations                               0.59               0.97            2.63           (0.87)
============================================================    ==========         ==========      ==========      ==========
Less distributions:
    Dividends from net investment income                                --                 --           (0.11)             --
============================================================    ==========         ==========      ==========      ==========
    Distributions from net realized gains                            (0.61)                --              --              --
============================================================    ==========         ==========      ==========      ==========
       Total distributions                                           (0.61)                --           (0.11)             --
============================================================    ==========         ==========      ==========      ==========
Net asset value, end of period                                  $    12.60         $    12.62      $    11.65      $     9.13
____________________________________________________________    __________         __________      __________      __________
============================================================    ==========         ==========      ==========      ==========
Total return                                                (a)       4.50%              8.33%          29.12%          (8.70)%
____________________________________________________________    __________         __________      __________      __________
============================================================    ==========         ==========      ==========      ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $      400         $      383      $      354      $      274
____________________________________________________________    __________         __________      __________      __________
============================================================    ==========         ==========      ==========      ==========
Ratio of expenses to average net assets:
    With fee waivers and/or expense reimbursements                    1.78%(b)           1.77%           1.83%           1.75%(c)
------------------------------------------------------------    ----------         ----------      ----------      ----------
    Without fee waivers and/or expense reimbursements                 9.31%(b)          10.61%          10.92%          24.39%(c)
____________________________________________________________    __________         __________      __________      __________
============================================================    ==========         ==========      ==========      ==========
Ratio of net investment income (loss) to average net assets          (0.62)%(b)         (0.70)%         (0.75)%         (0.49)%(c)
____________________________________________________________    __________         __________      __________      __________
============================================================    ==========         ==========      ==========      ==========
Portfolio turnover rate                                     (d)          9%                19%             20%              4%
____________________________________________________________    __________         __________      __________      __________
============================================================    ==========         ==========      ==========      ==========

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average daily net assets of $411,967.

(c) Annualized.

(d) Not annualized for periods less than one year.

                                                                                            CLASS C
                                                               ------------------------------------------------------------------
                                                                                                                 AUGUST 30, 2002
                                                               SIX MONTHS           YEAR ENDED OCTOBER 31,       (DATE OPERATIONS
                                                                 ENDED            --------------------------      COMMENCED) TO
                                                               APRIL 30,                                           OCTOBER 31,
                                                                  2005               2004            2003             2002
                                                               ----------         ----------      ----------     ----------------

Net asset value, beginning of period                           $    12.62         $    11.65      $     9.13      $    10.00
-----------------------------------------------------------    ----------         ----------      ----------      ----------
Income from investment operations:
    Net investment income (loss)                                    (0.04)             (0.09)          (0.07)          (0.01)
-----------------------------------------------------------    ----------         ----------      ----------      ----------
    Net gains (losses) on securities (both realized and
         unrealized)                                                 0.63               1.06            2.70           (0.86)
===========================================================    ==========         ==========      ==========      ==========
       Total from investment operations                              0.59               0.97            2.63           (0.87)
===========================================================    ==========         ==========      ==========      ==========
Less distributions:
    Dividends from net investment income                               --                 --           (0.11)             --
===========================================================    ==========         ==========      ==========      ==========
    Distributions from net realized gains                           (0.61)                --              --              --
===========================================================    ==========         ==========      ==========      ==========
       Total distributions                                          (0.61)                --           (0.11)             --
===========================================================    ==========         ==========      ==========      ==========
Net asset value, end of period                                 $    12.60         $    12.62      $    11.65      $     9.13
___________________________________________________________    __________         __________      __________      __________
===========================================================    ==========         ==========      ==========      ==========
Total return                                               (a)       4.50%              8.33%          29.12%          (8.70)%
___________________________________________________________    __________         __________      __________      __________
===========================================================    ==========         ==========      ==========      ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $      400         $      383      $      354      $      274
___________________________________________________________    __________         __________      __________      __________
===========================================================    ==========         ==========      ==========      ==========
Ratio of expenses to average net assets:
    With fee waivers and/or expense reimbursements                   1.78%(b)           1.77%           1.83%           1.75%(c)
-----------------------------------------------------------    ----------         ----------      ----------      ----------
    Without fee waivers and/or expense reimbursements                9.31%(b)          10.61%          10.92%          24.39%(c)
___________________________________________________________    __________         __________      __________      __________
===========================================================    ==========         ==========      ==========      ==========
Ratio of net investment income (loss) to average net assets         (0.62)%(b)         (0.70)%         (0.75)%         (0.49)%(c)
___________________________________________________________    __________         __________      __________      __________
===========================================================    ==========         ==========      ==========      ==========
Portfolio turnover rate                                    (d)          9%                19%             20%              4%
___________________________________________________________    __________         __________      __________      __________
===========================================================    ==========         ==========      ==========      ==========

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average daily net assets of $411,967.

(c) Annualized.

(d) Not annualized for periods less than one year.

NOTE 10 -- LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

     As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

     At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

     IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

     On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

     Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

o that the defendants permitted improper market timing and related issues in the AIM Funds;

o    that certain AIM Funds inadequately employed fair value pricing;

o that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

o that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

o that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

o that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

     These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

     At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

********************************************************************************

     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.15%

AEROSPACE & DEFENSE-0.80%

Boeing Co. (The)                                  275,000   $   16,368,000
==========================================================================

AIR FREIGHT & LOGISTICS-1.14%

FedEx Corp.                                       275,000       23,361,250
==========================================================================

APPAREL RETAIL-1.00%

Chico's FAS, Inc.(a)                              800,000       20,504,000
==========================================================================

APPLICATION SOFTWARE-1.88%

Amdocs Ltd. (United Kingdom)(a)                 1,450,000       38,729,500
==========================================================================

BIOTECHNOLOGY-1.62%

Gilead Sciences, Inc.(a)                          900,000       33,390,000
==========================================================================

CASINOS & GAMING-1.00%

Las Vegas Sands Corp.(a)(b)                       550,000       20,597,500
==========================================================================

COMMUNICATIONS EQUIPMENT-4.91%

Cisco Systems, Inc.(a)                          2,100,000       36,288,000
--------------------------------------------------------------------------
QUALCOMM Inc.                                   1,300,000       45,357,000
--------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)(b)            300,000       19,323,000
==========================================================================
                                                               100,968,000
==========================================================================

COMPUTER HARDWARE-5.15%

Apple Computer, Inc.(a)                         1,200,000       43,272,000
--------------------------------------------------------------------------
Dell Inc.(a)                                    1,800,000       62,694,000
==========================================================================
                                                               105,966,000
==========================================================================

COMPUTER STORAGE & PERIPHERALS-2.71%

EMC Corp.(a)                                    2,650,000       34,768,000
--------------------------------------------------------------------------
Lexmark International, Inc.-Class A(a)            300,000       20,835,000
==========================================================================
                                                                55,603,000
==========================================================================

CONSUMER FINANCE-2.90%

American Express Co.                              500,000       26,350,000
--------------------------------------------------------------------------
SLM Corp.                                         700,000       33,348,000
==========================================================================
                                                                59,698,000
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.97%

Alliance Data Systems Corp.(a)                    600,000       24,240,000
--------------------------------------------------------------------------
Automatic Data Processing, Inc.                   375,000       16,290,000
==========================================================================
                                                                40,530,000
==========================================================================

DEPARTMENT STORES-3.60%

J.C. Penney Co., Inc.                             700,000       33,187,000
--------------------------------------------------------------------------
Kohl's Corp.(a)                                   111,400        5,302,640
--------------------------------------------------------------------------
Nordstrom, Inc.                                   700,000       35,581,000
==========================================================================
                                                                74,070,640
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
DISTILLERS & VINTNERS-0.71%

Constellation Brands, Inc.-Class A(a)             275,000       14,495,250
==========================================================================
DIVERSIFIED COMMERCIAL SERVICES-1.04%

Cendant Corp.                                   1,075,000   $   21,403,250
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.31%

Cooper Industries, Ltd.-Class A (Bermuda)         275,000       17,506,500
--------------------------------------------------------------------------
Rockwell Automation, Inc.                         646,400       29,883,072
==========================================================================
                                                                47,389,572
==========================================================================

FOOTWEAR-1.31%

NIKE, Inc.-Class B                                350,000       26,883,500
==========================================================================

GENERAL MERCHANDISE STORES-1.13%

Target Corp.                                      500,000       23,200,000
==========================================================================

HEALTH CARE EQUIPMENT-3.58%

Bard (C.R.), Inc.                                 300,000       21,351,000
--------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                         300,000       18,435,000
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   475,000       16,026,500
--------------------------------------------------------------------------
Waters Corp.(a)                                   450,000       17,833,500
==========================================================================
                                                                73,646,000
==========================================================================

HEALTH CARE FACILITIES-1.56%

HCA Inc.                                          575,000       32,108,000
==========================================================================

HEALTH CARE SERVICES-1.07%

Caremark Rx, Inc.(a)                              550,000       22,027,500
==========================================================================

HEALTH CARE SUPPLIES-1.53%

Alcon, Inc. (Switzerland)(a)                      325,000       31,525,000
==========================================================================

HOME IMPROVEMENT RETAIL-0.95%

Home Depot, Inc. (The)                            550,000       19,453,500
==========================================================================

HOMEBUILDING-0.82%

D.R. Horton, Inc.                                 550,000       16,775,000
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.22%

Hilton Hotels Corp.                             1,150,000       25,104,500
==========================================================================

HOUSEHOLD PRODUCTS-1.00%

Clorox Co. (The)                                  325,000       20,572,500
==========================================================================

HOUSEWARES & SPECIALTIES-1.54%

Fortune Brands, Inc.                              375,000       31,717,500
==========================================================================

INDUSTRIAL CONGLOMERATES-5.14%

Textron Inc.                                      300,000       22,605,000
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               2,650,000       82,971,500
==========================================================================
                                                               105,576,500
==========================================================================

INDUSTRIAL MACHINERY-0.86%

Danaher Corp.                                     350,000       17,720,500
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INTEGRATED OIL & GAS-1.02%

ConocoPhillips                                    200,000   $   20,970,000
==========================================================================

INTERNET SOFTWARE & SERVICES-5.72%

Google Inc.-Class A(a)(b)                         200,000       44,000,000
--------------------------------------------------------------------------
VeriSign, Inc.(a)                               1,150,000       30,429,000
--------------------------------------------------------------------------
Yahoo! Inc.(a)                                  1,250,000       43,137,500
==========================================================================
                                                               117,566,500
==========================================================================

INVESTMENT BANKING & BROKERAGE-4.76%

Goldman Sachs Group, Inc. (The)                   500,000       53,395,000
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     250,000       22,930,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         400,000       21,572,000
==========================================================================
                                                                97,897,000
==========================================================================

IT CONSULTING & OTHER SERVICES-0.95%

Accenture Ltd.-Class A (Bermuda)(a)               900,000       19,530,000
==========================================================================

MANAGED HEALTH CARE-5.60%

Aetna Inc.                                        750,000       55,027,500
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           400,000       37,804,000
--------------------------------------------------------------------------
WellPoint, Inc.(a)                                175,000       22,356,250
==========================================================================
                                                               115,187,750
==========================================================================

MOVIES & ENTERTAINMENT-1.48%

Walt Disney Co. (The)                           1,150,000       30,360,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.63%

BJ Services Co.                                   700,000       34,125,000
--------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                    500,000       19,870,000
==========================================================================
                                                                53,995,000
==========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.50%

Valero Energy Corp.                               450,000       30,838,500
==========================================================================

PERSONAL PRODUCTS-2.26%

Gillette Co. (The)                                900,000       46,476,000
==========================================================================

PHARMACEUTICALS-5.06%

Johnson & Johnson                                 850,000       58,335,500
--------------------------------------------------------------------------
Sepracor Inc.(a)(b)                               400,000       23,968,000
--------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                        700,000       21,756,000
==========================================================================
                                                               104,059,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


RESTAURANTS-1.51%

McDonald's Corp.                                  500,000   $   14,655,000
--------------------------------------------------------------------------
Yum! Brands, Inc.                                 350,000       16,436,000
==========================================================================
                                                                31,091,000
==========================================================================

SEMICONDUCTORS-4.77%

Analog Devices, Inc.                            1,100,000       37,521,000
--------------------------------------------------------------------------
Microchip Technology Inc.                         950,000       27,056,000
--------------------------------------------------------------------------
National Semiconductor Corp.                    1,750,000       33,390,000
==========================================================================
                                                                97,967,000
==========================================================================

SPECIALIZED FINANCE-1.19%

Chicago Mercantile Exchange Holdings Inc.         125,000       24,440,000
==========================================================================

SPECIALTY CHEMICALS-1.03%

Ecolab Inc.                                       650,000       21,261,500
==========================================================================

SYSTEMS SOFTWARE-4.22%

McAfee Inc.(a)                                    248,600        5,198,226
--------------------------------------------------------------------------
Oracle Corp.(a)                                 3,500,000       40,460,000
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                       2,000,000       41,180,000
==========================================================================
                                                                86,838,226
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,688,052,756)                        2,017,861,938
==========================================================================

MONEY MARKET FUNDS-2.05%

Liquid Assets Portfolio-Institutional
  Class(c)                                     21,046,502       21,046,502
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    21,046,502       21,046,502
==========================================================================
    Total Money Market Funds (Cost
      $42,093,004)                                              42,093,004
==========================================================================
TOTAL INVESTMENTS-100.20% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,730,145,760)                                            2,059,954,942
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-2.86%

STIC Prime Portfolio-Institutional
  Class(c)(d)                                  58,849,525       58,849,525
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $58,849,525)                                        58,849,525
==========================================================================
TOTAL INVESTMENTS-103.06% (Cost
  $1,788,995,285)                                            2,118,804,467
==========================================================================
OTHER ASSETS LESS LIABILITIES-(3.06%)                          (62,915,799)
==========================================================================
NET ASSETS-100.00%                                          $2,055,888,668
__________________________________________________________________________
==========================================================================

Investment Abbreviations:


ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005 .
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,688,052,756)*                           $ 2,017,861,938
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $100,942,529)                      100,942,529
============================================================
    Total investments (cost $1,788,995,285)    2,118,804,467
============================================================
Receivables for:
  Investments sold                                21,581,790
------------------------------------------------------------
  Fund shares sold                                   584,850
------------------------------------------------------------
  Dividends                                          968,339
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  211,894
------------------------------------------------------------
Other assets                                         128,376
============================================================
    Total assets                               2,142,279,716
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           18,939,872
------------------------------------------------------------
  Fund shares reacquired                           5,562,588
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 497,176
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        58,849,525
------------------------------------------------------------
Accrued distribution fees                            740,478
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             4,782
------------------------------------------------------------
Accrued transfer agent fees                        1,462,644
------------------------------------------------------------
Accrued operating expenses                           333,983
============================================================
    Total liabilities                             86,391,048
============================================================
Net assets applicable to shares outstanding  $ 2,055,888,668
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 4,883,168,381
------------------------------------------------------------
Undistributed net investment income (loss)        (5,875,139)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option
  contracts                                   (3,151,213,756)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                329,809,182
============================================================
                                             $ 2,055,888,668
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 1,618,532,928
____________________________________________________________
============================================================
Class B                                      $   366,723,117
____________________________________________________________
============================================================
Class C                                      $    67,313,497
____________________________________________________________
============================================================
Class R                                      $     1,612,837
____________________________________________________________
============================================================
Institutional Class                          $     1,706,289
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          133,066,083
____________________________________________________________
============================================================
Class B                                           32,959,977
____________________________________________________________
============================================================
Class C                                            6,044,504
____________________________________________________________
============================================================
Class R                                              133,457
____________________________________________________________
============================================================
Institutional Class                                  132,105
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         12.16
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.16 divided by
      94.50%)                                $         12.87
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         11.13
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         11.14
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         12.09
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         12.92
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $57,096,353 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $357)            $  11,963,824
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $55,923 after rebates of
  $415,906)                                                         166,381
===========================================================================
    Total investment income                                      12,130,205
===========================================================================

EXPENSES:

Advisory fees                                                     7,408,645
---------------------------------------------------------------------------
Administrative services fees                                        243,033
---------------------------------------------------------------------------
Custodian fees                                                       50,666
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         2,688,134
---------------------------------------------------------------------------
  Class B                                                         2,089,262
---------------------------------------------------------------------------
  Class C                                                           380,433
---------------------------------------------------------------------------
  Class R                                                             3,967
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        4,308,306
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              913
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            50,778
---------------------------------------------------------------------------
Other                                                               462,940
===========================================================================
    Total expenses                                               17,687,077
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (166,118)
===========================================================================
    Net expenses                                                 17,520,959
===========================================================================
Net investment income (loss)                                     (5,390,754)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gain (loss) from
    securities sold to affiliates of $(750,898))                186,981,968
---------------------------------------------------------------------------
  Option contracts written                                        1,212,461
===========================================================================
                                                                188,194,429
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (141,841,247)
---------------------------------------------------------------------------
  Option contracts written                                          (23,540)
===========================================================================
                                                               (141,864,787)
===========================================================================
Net gain from investment securities and option contracts         46,329,642
===========================================================================
Net increase in net assets resulting from operations          $  40,938,888
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (5,390,754)   $  (21,767,576)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              188,194,429       236,255,314
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (141,864,787)     (114,821,148)
==============================================================================================
    Net increase in net assets resulting from operations          40,938,888        99,666,590
==============================================================================================
Share transactions-net:
  Class A                                                       (259,345,924)     (395,056,301)
----------------------------------------------------------------------------------------------
  Class B                                                        (74,620,782)     (138,803,397)
----------------------------------------------------------------------------------------------
  Class C                                                        (12,197,097)      (15,793,039)
----------------------------------------------------------------------------------------------
  Class R                                                            156,669         1,126,374
----------------------------------------------------------------------------------------------
  Institutional Class                                                (86,603)         (547,138)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (346,093,737)     (549,073,501)
==============================================================================================
    Net increase (decrease) in net assets                       (305,154,849)     (449,406,911)
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,361,043,517     2,810,450,428
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(5,875,139) and $(484,385),
    respectively)                                             $2,055,888,668    $2,361,043,517
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund paid an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $30 million                                                1.00%
----------------------------------------------------------------------
Next $320 million                                                0.75%
----------------------------------------------------------------------
Over $350 million                                               0.625%
______________________________________________________________________
======================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.695%
----------------------------------------------------------------------
Next $250 million                                                0.67%
----------------------------------------------------------------------
Next $500 million                                               0.645%
----------------------------------------------------------------------
Next $1.5 billion                                                0.62%
----------------------------------------------------------------------
Next $2.5 billion                                               0.595%
----------------------------------------------------------------------
Next $2.5 billion                                                0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                 0.52%
______________________________________________________________________
======================================================================

    Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $62,848.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $75,427 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $243,033.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $4,308,306 for Class A, Class B, Class C and Class R share classes and $913 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $2,688,134, $2,089,262, $380,433 and $3,967, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $99,040 in front-end sales commissions from the sale of Class A shares and $1,177, $86,886, $3,471 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04         AT COST         FROM SALES      (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 6,546,085     $182,155,234     $(167,654,817)       $    --         $21,046,502     $ 54,859       $    --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            6,546,085      182,155,234      (167,654,817)            --          21,046,502       55,599            --
===============================================================================================================================
  Subtotal       $13,092,170     $364,310,468     $(335,309,634)       $    --         $42,093,004     $110,458       $    --
===============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04         AT COST         FROM SALES      (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class          $40,952,850     $234,408,345     $(216,511,670)       $    --        $ 58,849,525     $ 55,923       $    --
===============================================================================================================================
  Total          $54,045,020     $598,718,813     $(551,821,304)       $    --        $100,942,529     $166,381       $    --
_______________________________________________________________________________________________________________________________
===============================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $33,084,071 and sales of $3,815,066, which resulted in net realized gain (loss) of $(750,898).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $27,843.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $5,996 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    During the six months ended April 30, 2005, the average interfund borrowings for the 17 days the borrowings were outstanding was $7,503,571 with a weighted average interest rate of 2.57% and interest expense of $8,980.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended April 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $57,096,353 were on loan to brokers. The loans were secured by cash collateral of $58,849,525 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $55,923 for securities lending transactions, which are net of rebates.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of period                                             3,000      $  421,040
-------------------------------------------------------------------------------------
Written                                                         1,477       1,110,403
-------------------------------------------------------------------------------------
Closed                                                           (477)       (811,191)
-------------------------------------------------------------------------------------
Exercised                                                        (924)       (132,776)
-------------------------------------------------------------------------------------
Expired                                                        (3,076)       (587,476)
=====================================================================================
End of period                                                      --      $       --
_____________________________________________________________________________________
=====================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2009                                                $2,358,363,619
------------------------------------------------------------------------------
October 31, 2010                                                   763,027,747
------------------------------------------------------------------------------
October 31, 2011                                                   196,611,268
==============================================================================
Total capital loss carryforward                                 $3,318,002,634
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $1,085,963,124 and $1,431,732,259, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $363,179,923
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (43,484,014)
==============================================================================
Net unrealized appreciation of investment securities             $319,695,909
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,799,108,558.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.


                                               CHANGES IN SHARES OUTSTANDING(a)
------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED                     YEAR ENDED
                                                                       APRIL 30, 2005                   OCTOBER 31, 2004
                                                              --------------------------------    ----------------------------
                                                                 SHARES             AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        2,118,284       $  26,832,587      6,161,430    $  74,474,713
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        1,054,165          12,243,873      2,836,554       31,535,843
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          349,994           4,055,643      1,109,204       12,390,482
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                           25,422             321,355        139,257        1,669,192
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               10,462             140,178         13,498          172,948
==============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        1,649,811          20,864,289      4,502,782       54,704,748
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (1,800,544)        (20,864,289)    (4,888,349)     (54,704,748)
==============================================================================================================================
Reacquired:
  Class A                                                      (24,188,075)       (307,042,800)   (43,655,916)    (524,235,762)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (5,680,482)        (66,000,366)   (10,449,964)    (115,634,492)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (1,398,272)        (16,252,740)    (2,535,106)     (28,183,521)
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                          (13,100)           (164,686)       (45,049)        (542,818)
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              (16,846)           (226,781)       (56,324)        (720,086)
==============================================================================================================================
                                                               (27,889,181)      $(346,093,737)   (46,867,983)   $(549,073,501)
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund share. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 13--SIGNIFICANT EVENT

The Board of Trustees of the Trust ("Buyer") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Buying Fund") a series of Buyer, would acquire all of the assets of AIM Dent Demographic Trends Fund ("Selling Fund"), a series of AIM Equity Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

  The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                  YEAR ENDED OCTOBER 31,
                                           APRIL 30,          -------------------------------------------------------------------
                                             2005                2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    12.02          $    11.59    $     9.47    $    12.65    $    28.16    $    28.31
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.02)(a)           (0.08)(b)      (0.07)       (0.07)(b)      (0.10)       (0.14)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.16                0.51          2.19         (3.11)       (11.87)         3.18
=================================================================================================================================
    Total from investment operations            0.14                0.43          2.12         (3.18)       (11.97)         3.04
=================================================================================================================================
Less distributions from net realized
  gains                                           --                  --            --            --         (3.54)        (3.19)
=================================================================================================================================
Net asset value, end of period            $    12.16          $    12.02    $    11.59    $     9.47    $    12.65    $    28.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 1.17%               3.71%        22.39%       (25.14)%      (47.38)%       10.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,618,533          $1,844,930    $2,160,823    $2,104,660    $4,001,552    $8,948,781
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              1.38%(d)            1.39%         1.47%         1.33%         1.21%         1.03%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              1.39%(d)            1.40%         1.47%         1.33%         1.22%         1.07%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.32)%(a)(d)       (0.67)%       (0.68)%       (0.64)%       (0.56)%       (0.45)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                        48%                 74%          111%          217%          240%          145%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.54)% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,806,941,166.
(e)  Not annualized for periods less than one year.

                                                                               CLASS B
                                    ---------------------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                                      YEAR ENDED OCTOBER 31,
                                    APRIL 30,          --------------------------------------------------------------------------
                                       2005              2004           2003           2002            2001              2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  11.03          $  10.71       $   8.82       $  11.86        $  26.82         $    27.29
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)          (0.06)(a)         (0.15)(b)      (0.14)         (0.15)(b)       (0.21)             (0.36)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       0.16              0.47           2.03          (2.89)         (11.21)              3.08
=================================================================================================================================
    Total from investment
      operations                         0.10              0.32           1.89          (3.04)         (11.42)              2.72
=================================================================================================================================
Less distributions from net
  realized gains                           --                --             --             --           (3.54)             (3.19)
=================================================================================================================================
Net asset value, end of period       $  11.13          $  11.03       $  10.71       $   8.82        $  11.86         $    26.82
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                          0.91%             2.99%         21.43%        (25.63)%        (47.75)%             9.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $366,723          $434,572       $555,779       $533,224        $922,476         $1,927,514
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       2.08%(d)          2.09%          2.17%          2.04%           1.92%              1.78%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               2.09%(d)          2.10%          2.17%          2.04%           1.93%              1.82%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets          (1.02)%(a)(d)     (1.37)%        (1.38)%        (1.34)%         (1.27)%            (1.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                 48%               74%           111%           217%            240%               145%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (1.24)% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $421,315,256.
(e)  Not annualized for periods less than one year.

                                                                                  CLASS C
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                   YEAR ENDED OCTOBER 31,
                                          APRIL 30,          --------------------------------------------------------------------
                                             2005             2004          2003          2002           2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 11.04           $ 10.72       $  8.83       $ 11.87       $  26.85        $  27.30
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.06)(a)         (0.15)(b)     (0.14)        (0.15)(b)      (0.21)          (0.36)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.16              0.47          2.03         (2.89)        (11.23)           3.10
=================================================================================================================================
    Total from investment operations          0.10              0.32          1.89         (3.04)        (11.44)           2.74
=================================================================================================================================
Less distributions from net realized
  gains                                         --                --            --            --          (3.54)          (3.19)
=================================================================================================================================
Net asset value, end of period             $ 11.14           $ 11.04       $ 10.72       $  8.83       $  11.87        $  26.85
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                               0.91%             2.99%        21.40%       (25.61)%       (47.77)%          9.83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $67,313           $78,330       $91,325       $86,455       $150,604        $301,590
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            2.08%(d)          2.09%         2.17%         2.04%          1.92%           1.78%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            2.09%(d)          2.10%         2.17%         2.04%          1.93%           1.82%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.02)%(a)(d)     (1.37)%       (1.38)%       (1.34)%        (1.27)%         (1.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                      48%               74%          111%          217%           240%            145%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (1.24)% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $76,717,203.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS R
                                                              ----------------------------------------------------------
                                                              SIX MONTHS             YEAR ENDED           JUNE 3, 2002
                                                                ENDED                OCTOBER 31,          (DATE SALES
                                                              APRIL 30,          -------------------     COMMENCED) TO
                                                                 2005             2004         2003     OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.95           $11.56       $ 9.47        $ 11.36
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)        (0.10)(b)    (0.06)         (0.03)(b)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.17             0.49         2.15          (1.86)
========================================================================================================================
    Total from investment operations                              0.14             0.39         2.09          (1.89)
========================================================================================================================
Net asset value, end of period                                  $12.09           $11.95       $11.56        $  9.47
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                                   1.17%            3.37%       22.07%        (16.64)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,613           $1,448       $  311        $    76
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.58%(d)         1.59%        1.67%          1.53%(e)
========================================================================================================================
  Without fee waivers and/or expense reimbursements               1.59%(d)         1.60%        1.67%          1.53%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.52)%(a)(d)    (0.87)%      (0.88)%        (0.84)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                          48%              74%         111%           217%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.05) and (0.74)% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,600,090.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                 INSTITUTIONAL CLASS
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                              YEAR ENDED OCTOBER 31,
                                                    APRIL 30,          ----------------------------------------------------------
                                                       2005             2004         2003      2002          2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $12.73           $12.20       $ 9.91    $ 13.16       $ 29.00     $ 28.96
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.02(a)         (0.01)(b)     0.00      (0.01)(b)     (0.01)      (0.06)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.17             0.54         2.29      (3.24)       (12.29)       3.29
=================================================================================================================================
    Total from investment operations                    0.19             0.53         2.29      (3.25)       (12.30)       3.23
=================================================================================================================================
Less distributions from net realized gains                --               --           --         --         (3.54)      (3.19)
=================================================================================================================================
Net asset value, end of period                        $12.92           $12.73       $12.20    $  9.91       $ 13.16     $ 29.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         1.49%            4.34%       23.11%    (24.70)%      (47.11)%     11.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $1,706           $1,763       $2,213    $ 1,883       $ 7,667     $18,634
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        0.81%(d)         0.84%        0.78%      0.82%         0.69%       0.64%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      0.82%(d)         0.85%        0.78%      0.82%         0.70%       0.68%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            0.25%(a)(d)     (0.12)%       0.01%     (0.12)%       (0.04)%     (0.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                48%              74%         111%       217%          240%        145%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.03% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,839,891.
(e)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to

Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                                                      AIM AGGRESSIVE GROWTH FUND
                                                              AIM BLUE CHIP FUND
                                                    AIM CAPITAL DEVELOPMENT FUND
                                                                AIM CHARTER FUND
                                                          AIM CONSTELLATION FUND

                                                   AIM DIVERSIFIED DIVIDEND FUND

                                                  AIM LARGE CAP BASIC VALUE FUND
                                                       AIM LARGE CAP GROWTH FUND
                                                         AIM MID CAP GROWTH FUND
                                                             AIM WEINGARTEN FUND
                                                                     PROSPECTUS

                                                               OCTOBER 25, 2005


Institutional Classes

AIM Aggressive Growth Fund seeks to provide long-term growth of capital.

AIM Blue Chip Fund seeks to provide long-term growth of capital.

AIM Capital Development Fund seeks to provide long-term growth of capital.

AIM Charter Fund seeks to provide growth of capital.

AIM Constellation Fund seeks to provide growth of capital.


AIM Diversified Dividend Fund seeks to provide growth of capital and, secondarily, current income.


AIM Large Cap Basic Value Fund seeks to provide long-term growth of capital.

AIM Large Cap Growth Fund seeks to provide long-term growth of capital.

AIM Mid Cap Growth Fund seeks to provide long-term growth of capital.

AIM Weingarten Fund seeks to provide growth of capital.
--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in a fund:

- is not FDIC insured;

- may lose value; and

- is not guaranteed by a bank.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

AIM Aggressive Growth Fund                           1
AIM Blue Chip Fund                                   1
AIM Capital Development Fund                         1
AIM Charter Fund                                     1
AIM Constellation Fund                               2
AIM Diversified Dividend Fund                        2
AIM Large Cap Basic Value Fund                       2
AIM Large Cap Growth Fund                            2
AIM Mid Cap Growth Fund                              3
AIM Weingarten Fund                                  3
Aggressive Growth, Large Cap Growth and
  Mid Cap Growth                                     3
All Funds                                            3
PRINCIPAL RISKS OF INVESTING IN THE FUNDS            4
------------------------------------------------------

PERFORMANCE INFORMATION                              5
------------------------------------------------------

Annual Total Returns                                 5
Performance Table                                   11
FEE TABLE AND EXPENSE EXAMPLE                       14
------------------------------------------------------

Fee Table                                           14
Expense Example                                     15
Hypothetical Investment and Expense
  Information                                       15
DISCLOSURE OF PORTFOLIO HOLDINGS                    16
------------------------------------------------------

FUND MANAGEMENT                                     18
------------------------------------------------------

The Advisors                                        18
Advisor Compensation                                19
Portfolio Managers                                  19
OTHER INFORMATION                                   22
------------------------------------------------------

Dividends and Distributions                         22
Suitability for Investors                           22
Future Limited Fund Offering                        22
FINANCIAL HIGHLIGHTS                                23
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1
Excessive Short-Term Trading Activity
  Disclosures                                      A-2
Redeeming Shares                                   A-4
Exchanging Shares                                  A-5
Pricing of Shares                                  A-5
Taxes                                              A-7
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a servicemark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM AGGRESSIVE GROWTH FUND (AGGRESSIVE GROWTH)
The fund's investment objective is to achieve long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing primarily in common stocks of small and medium-sized growth companies. The portfolio manager focuses on companies he believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio manager considers whether to sell a particular security when any of these factors materially changes.

AIM BLUE CHIP FUND (BLUE CHIP)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers blue chip companies to be large and medium sized companies (i.e., companies with market capitalizations, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark--Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:

- MARKET CHARACTERISTICS--Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies that have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

- FINANCIAL CHARACTERISTICS--Companies that possess at least one of the following attributes (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

    The portfolio managers consider whether to sell a particular security when they believe the issuer of the security no longer is a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income, the fund may invest in United States government securities and high-quality debt securities.

AIM CAPITAL DEVELOPMENT FUND (CAPITAL DEVELOPMENT)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. Among factors which the portfolio manager may consider when purchasing these securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio manager considers whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered medium-sized company securities.

AIM CHARTER FUND (CHARTER)

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In selecting investments, the portfolio manager seeks to identify those companies that are, in his view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio manager's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio manager considers whether to sell a particular security when any of these factors materially changes. For risk management or cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. A larger position in cash or cash

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

AIM CONSTELLATION FUND (CONSTELLATION)
The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when it no longer meets these criteria. The fund will invest without regard to market capitalization.


AIM DIVERSIFIED DIVIDEND FUND (DIVERSIFIED DIVIDEND)



The fund's primary investment objective is growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet these objectives by investing, normally, at least 80% of its assets in dividend-paying equity securities. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.



    The fund may invest up to 20% of assets in master limited partnerships or in investment-grade debt securities of U.S. issuers.



    In selecting investments, the portfolio manager seeks stocks that have paid consistent or increasing dividends. The portfolio manager focuses on the financial health and profit sustainability of the company issuing the stock, and selects stocks that offer the most total return potential from price appreciation and dividend return. The portfolio manager considers whether to sell a particular security when any of these factors materially changes.



AIM LARGE CAP BASIC VALUE FUND (LARGE CAP BASIC VALUE)


The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The fund may also invest in debt instruments that are consistent with its investment objectives of long-term growth of capital and current income.

    The portfolio managers purchase securities of companies that they believe are undervalued in relation to long-term earning power or other factors. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

AIM LARGE CAP GROWTH FUND (LARGE CAP GROWTH)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

    The fund's portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


AIM MID CAP GROWTH FUND (MID CAP GROWTH)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell MidCap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the fund's total assets.

    The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM WEINGARTEN FUND (WEINGARTEN)

The fund's investment objective is to provide growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund will invest primarily in common stocks of seasoned and better-capitalized companies. The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AGGRESSIVE GROWTH, LARGE CAP GROWTH AND MID CAP GROWTH

Each fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If a fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALL FUNDS


Each of Aggressive Growth, Blue Chip, Capital Development, Diversified Dividend, Large Cap Basic Value, Large Cap Growth and Mid Cap Growth may invest up to 25% of its total assets in foreign securities. Each of Charter, Constellation and Weingarten may invest up to 20% of its total assets in foreign securities. For cash management purposes, the funds may also hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the funds. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


BLUE CHIP AND DIVERSIFIED DIVIDEND



The income you may receive from your investment in Blue Chip and Diversified Dividend may vary.


AGGRESSIVE GROWTH, CAPITAL DEVELOPMENT, CONSTELLATION AND MID CAP GROWTH

The fluctuation in the value of your investment is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

CHARTER

To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.


DIVERSIFIED DIVIDEND



The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.


LARGE CAP BASIC VALUE

Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.

LARGE CAP BASIC VALUE AND MID CAP GROWTH

Since a large percentage of each fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the funds.

LARGE CAP BASIC VALUE, LARGE CAP GROWTH AND MID CAP GROWTH


The values of the convertible securities in which the funds may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the funds.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns in the bar charts shown below for Diversified Dividend, Large Cap Basic Value, Large Cap Growth and Mid Cap Growth are those of each fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar charts show changes in the performance of Diversified Dividend, Large Cap Basic Value's, Large Cap Growth's and Mid Cap Growth's Class A shares and Aggressive Growth's, Blue Chip's, Capital Development's, Charter's, Constellation's and Weingarten's Institutional Class shares from year to year. The bar charts do not reflect sales loads. If they did, the annual returns shown would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.


AGGRESSIVE GROWTH--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................   27.89%
2004...................................................................   12.55%

BLUE CHIP--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................   26.14%
2004...................................................................    4.94%

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

CAPITAL DEVELOPMENT--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................   36.09%
2004...................................................................   16.08%

CHARTER--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   36.13%
1996...................................................................   20.29%
1997...................................................................   25.18%
1998...................................................................   27.40%
1999...................................................................   34.37%
2000...................................................................  -14.37%
2001...................................................................  -22.67%
2002...................................................................  -15.81%
2003...................................................................   24.64%
2004...................................................................    9.30%

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

CONSTELLATION--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   36.16%
1996...................................................................   16.83%
1997...................................................................   13.45%
1998...................................................................   19.41%
1999...................................................................   45.07%
2000...................................................................   -9.98%
2001...................................................................  -23.22%
2002...................................................................  -24.37%
2003...................................................................   29.98%
2004...................................................................    6.83%


DIVERSIFIED DIVIDEND--CLASS A


                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -12.90%
2003...................................................................   26.90%
2004...................................................................   13.84%

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

LARGE CAP BASIC VALUE--CLASS A

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   21.74%
2001...................................................................    1.25%
2002...................................................................  -23.20%
2003...................................................................   32.02%
2004...................................................................    9.05%

LARGE CAP GROWTH--CLASS A

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................    8.52%
2001...................................................................  -36.13%
2002...................................................................  -26.46%
2003...................................................................   29.32%
2004...................................................................    8.87%

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

MID CAP GROWTH--CLASS A

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................  -10.12%
2001...................................................................  -21.21%
2002...................................................................  -31.86%
2003...................................................................   42.08%
2004...................................................................    6.48%

WEINGARTEN--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   35.43%
1996...................................................................   18.24%
1997...................................................................   26.48%
1998...................................................................   33.58%
1999...................................................................   35.23%
2000...................................................................  -19.98%
2001...................................................................  -33.70%
2002...................................................................  -31.10%
2003...................................................................   31.61%
2004...................................................................    8.48%



    The year-to-date total return for each fund as of September 30, 2005 was as follows:

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------



FUND
------------------------------------------------
Aggressive                        [  ]%
  Growth--Institutional Class
Blue Chip--Institutional Class    [  ]%
Capital                           [  ]%
  Development--Institutional
  Class
Charter--Institutional Class      [  ]%
Constellation--Institutional      [  ]%
  Class
Diversified Dividend--Class A     [  ]%
Large Cap Basic Value--Class A    [  ]%
Large Cap Growth--Class A         [  ]%
Mid Cap Growth--Class A           [  ]%
Weingarten--Institutional         [  ]%
  Class
------------------------------------------------



    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                HIGHEST QUARTERLY RETURN   LOWEST QUARTERLY RETURN
FUND                                (QUARTER ENDED)            (QUARTER ENDED)
-----------------------------------------------------------------------------------
Aggressive                       13.03%  (12/31/04)          (6.02)% (9/30/04)
  Growth--Institutional Class
Blue Chip--Institutional Class   12.98    (6/30/03)          (3.93)  (9/30/04)
Capital                          17.32    (6/30/03)          (3.28)  (9/30/04)
  Development--Institutional
  Class
Charter--Institutional Class     26.29   (12/31/98)         (21.63)  (9/30/01)
Constellation--                  36.71   (12/31/99)         (23.20)  (9/30/01)
  Institutional Class
Diversified Dividend--           14.18    (6/30/03)         (14.15)  (9/30/02)
  Class A
Large Cap Basic Value--Class A   20.48    (6/30/03)         (20.22)  (9/30/02)
Large Cap Growth--Class A        26.64    (3/31/00)         (34.26)  (3/31/01)
Mid Cap Growth--Class A          28.02    (3/31/00)         (30.93)  (9/30/01)
Weingarten--Institutional        28.14   (12/13/98)         (27.56)  (3/31/01)
  Class
-----------------------------------------------------------------------------------

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares each fund's performance to that of a broad-based securities market index, a style specific index, and a peer group index. The indices may not reflect payment of fees, expenses or taxes. The funds are not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the funds may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS(1)
-----------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(2)     DATE
-----------------------------------------------------------------------------------------
Aggressive
  Growth--Institutional Class                                                   03/15/02
  Return Before Taxes            12.55%         --        --         3.81%
  Return After Taxes on
     Distributions               12.55          --        --         3.81
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  8.16          --        --         3.25
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%         --        --         5.06%(23)  02/28/02(23)
Russell Midcap--Trademark--
  Growth Index(4,5)              15.48          --        --        10.02(23)   02/28/02(23)
Russell 2500--Registered
  Trademark-- Growth Index(6)    14.59          --        --        10.40(23)   02/28/02(23)
Lipper Mid-Cap Growth Fund
  Index(7)                       14.03          --        --         6.91(23)   02/28/02(23)
-----------------------------------------------------------------------------------------
Blue Chip--Institutional Class                                                  03/15/02
  Return Before Taxes             4.94%         --        --        (0.68)%
  Return After Taxes on
     Distributions                4.94          --        --        (0.68)
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  3.21          --        --        (0.58)
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%         --        --         5.06%(23)  02/28/02(23)
Russell 1000--Registered
  Trademark-- Growth Index(8)     6.30                               1.95(23)   02/28/02(23)
Russell 1000--Registered
  Trademark-- Index(9)           11.40          --        --         5.75(23)   02/28/02(23)
Lipper Large-Cap Growth
  Index(8,10)                     7.45                               1.62(23)   02/28/02(23)
Lipper Large-Cap Core Fund
  Index(11)                       8.29          --        --         3.42(23)   02/28/02(23)
-----------------------------------------------------------------------------------------
Capital
  Development--Institutional
  Class                                                                         03/15/02
  Return Before Taxes            16.08%         --        --         6.55%
  Return After Taxes on
     Distributions               14.83          --        --         6.00
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                 12.08          --        --         5.58
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%         --        --         5.06%(23)  02/28/02(23)
Russell Midcap--Trademark--
  Growth Index(5,12)             15.48          --        --        10.02(23)   02/28/02(23)
Russell Midcap--Trademark--
  Index(13)                      20.22          --        --        13.59(23)   02/28/02(23)
Lipper Mid-Cap Growth Fund
  Index(7)                       14.03          --        --         6.91(23)   02/28/02(23)
Lipper Mid-Cap Core Fund
  Index(14)                      15.44          --        --        10.91(23)   02/28/02(23)
-----------------------------------------------------------------------------------------
Charter--Institutional Class
  Return Before Taxes             9.30%      (5.36)%   10.30%                   07/30/91
  Return After Taxes on
     Distributions                9.07       (5.62)     8.60
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  6.34       (4.51)     8.16
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%      (2.30)%   12.07%
Russell 1000--Registered
  Trademark-- Index(9)           11.40       (1.76)    12.16
Lipper Large-Cap Core Fund
  Index(11)                       8.29       (2.98)    10.26
-----------------------------------------------------------------------------------------

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS(1)
-----------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(2)     DATE
-----------------------------------------------------------------------------------------
Constellation--Institutional
  Class                                                                         04/08/92
  Return Before Taxes             6.83%      (6.21)%    8.54%          --
  Return After Taxes on
     Distributions                6.83       (6.95)     7.49           --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  4.44       (5.24)     7.28           --
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%      (2.30)%   12.07%          --
Russell 1000--Registered
  Trademark-- Growth
  Index(17,18)                    6.30       (9.29)     9.59           --
Lipper Multi-Cap Growth Fund
  Index(17,19)                   11.26       (7.00)     9.43           --
-----------------------------------------------------------------------------------------
Diversified Dividend--Class
  A(15)                                                                         12/31/01
  Return Before Taxes            13.84%         --        --         7.96%
  Return After Taxes on
     Distributions               13.17          --        --         7.70
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  9.53          --        --         6.78
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%         --        --         3.58(23)   12/31/01(23)
Russell 1000--Registered
  Trademark-- Index(9,17)        11.40          --        --         4.27(23)   12/31/01(23)
Lipper Large-Cap Core Fund
  Index(11,17)                    8.29          --        --         2.11(23)   12/31/01(23)
-----------------------------------------------------------------------------------------
Large Cap Basic
  Value--Institutional
  Class(16)                                                                     06/30/99(16)
  Return Before Taxes             9.46%       6.47%       --         6.35%
  Return After Taxes on
     Distributions                9.46        6.42        --         6.08
  Return After Taxes on
     Distributions and Sales
     of Fund Shares               6.15        5.56        --         5.31
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%      (2.30)%      --        (0.76)%(23) 06/30/99(23)
Russell 1000--Registered
  Trademark-- Value
  Index(20,21)                   16.49        5.27        --         3.38(23)   06/30/99(23)
Lipper Large-Cap Value Fund
  Index(20,22)                   12.00        1.42        --         1.22(23)   06/30/99(23)
-----------------------------------------------------------------------------------------
Large Cap Growth
  Fund--Institutional
  Class(16)                                                                     03/01/99(16)
  Return Before Taxes             9.31%      (6.34)%      --         0.09%
  Return After Taxes on
     Distributions                9.31       (6.34)       --         0.09
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  6.05       (5.28)       --         0.07
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%      (2.30)%      --         1.13%(23)  02/28/99(23)
Russell 1000--Registered
  Trademark-- Growth
  Index(17,18)                    6.30       (9.29)       --        (3.56)(23)  02/28/99(23)
Lipper Large-Cap Growth Fund
  Index(10,17)                    7.45       (9.72)       --        (3.92)(23)  02/28/99(23)
-----------------------------------------------------------------------------------------
Mid Cap Growth
  Fund--Institutional
  Class(16)                                                                     11/01/99(16)
  Return Before Taxes             7.01%      (6.01)%      --         0.15%
  Return After Taxes on
     Distributions                7.01       (6.01)       --         0.15
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  4.55       (5.00)       --         0.13
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%      (2.30)%      --        (0.75)%(23) 10/31/99(23)
Russell Midcap--Trademark--
  Growth Index(4,5)              15.48       (3.36)       --         1.71(23)   10/31/99(23)
Lipper Mid-Cap Growth Fund
  Index(4,7)                     14.03       (6.07)       --        (0.11)(23)  10/31/99(23)
-----------------------------------------------------------------------------------------
Weingarten--Institutional
  Class                                                                         10/08/91
  Return Before Taxes             8.48%     (12.19)%    6.68%          --
  Return After Taxes on
     Distributions                8.48      (12.70)     4.64           --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  5.51       (9.87)     5.10           --
-----------------------------------------------------------------------------------------

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS(1)
-----------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(2)     DATE
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%      (2.30)%   12.07%
Russell 1000--Registered
  Trademark-- Growth
  Index(17,18)                    6.30       (9.29)     9.59
Lipper Large-Cap Growth Fund
  Index(17,10)                    7.45       (9.72)     8.64
-----------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 (1) A significant portion of Large Cap Basic Value's and Large Cap Growth's returns during certain periods was attributable to its investments in initial public offerings (IPOs). Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.
 (2) Since Inception performance is only provided for a class with less than ten calendar years of performance.
 (3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.
 (4) The fund has also elected to use the Russell Midcap--Trademark-- Growth Index as its style specific index rather than the Russell 2500--Registered Trademark-- Growth Index because the fund believes the Russell Midcap--Trademark-- Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group.
 (5) The Russell Midcap--Trademark-- Growth Index measures the performance of Russell Midcap companies with a greater than average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates than the overall Mid Cap universe. These stocks are a subset of Russell Midcap companies which represent the 800 smallest companies in the Russell 1000(R) Index, as ranked by total market capitalization.
 (6) The Russell 2500--Trademark-- Growth Index measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500--Registered Trademark-- Index measures the 2,500 smallest companies, which represents approximately 16% of the market capitalization, of the Russell 3000--Registered Trademark-- Index. The Russell 3000 --Registered Trademark-- Index includes a representative sample of 3,000 of the largest U.S. companies in leading industries and represents approximately 98% of the investable U.S. equity market.
 (7) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.
 (8) The fund has also included the Russell 1000--Registered Trademark-- Growth Index as its style specific index instead of the Russell 1000--Registered Trademark-- Index because the fund believes the Russell 1000--Registered Trademark-- Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group. The fund has elected to use the Lipper Large-Cap Growth Fund Index as its peer group index rather than the Lipper Large-Cap Core Fund Index because the Lipper Large-Cap Growth Fund Index more closely reflects the investment style of this fund.
 (9) The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(10) The Lipper Large Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Growth category. These funds typically invest in stocks with market capitalization greater than $5 billion at the time of the purchase and have an above-average price-to-earnings ratio, price to book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

(11) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Core Classification. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap Core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

(12) The fund has also elected to use the Russell Midcap Growth Index as its style specific index rather than the Russell Midcap Index because the fund believes the Russell Midcap Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group. The fund has elected to use the Lipper Mid-Cap Growth Fund Index as its peer group index rather than the Lipper Mid-Cap Core Fund Index because the Lipper Mid-Cap Growth Fund Index more closely reflects the investment style of the fund.
(13) The Russell Midcap--Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% and the total market capitalization of the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(14) The Lipper Mid Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

(15) The returns shown for these periods are the restated historical performance of the fund's Class A shares at net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. Institutional Class shares would have different returns because, although the shares are invested in the same portfolio of securities, Institutional Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Institutional Class shares is October 25, 2005.


(16) The returns shown for these periods are the blended returns of the historical performance of the fund's Institutional Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to the inception of the Institutional Class shares) at net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. If the effect of the Institutional Class total expenses were reflected, the returns would be higher than those shown because the Institutional Class has lower total expenses. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Institutional Class shares is April 30, 2004.


(17) Each of Charter, Constellation, Diversified Dividend, Large Cap Growth and Weingarten has also included the Russell 1000--Registered Trademark-- Index, Russell 1000--Registered Trademark-- Growth Index, Russell 1000--Registered Trademark-- Index, Russell 1000--Registered Trademark-- Growth Index and Russell 1000--Registered Trademark-- Growth Index, respectively, which each fund believes more closely reflects the performance of the types of securities in which it invests. In addition, the funds have included the Lipper Large-Cap Core Fund Index, Lipper Multi Cap Growth Fund Index, Lipper Large-Cap Core Fund Index, Lipper Large Cap Growth Fund Index and Lipper Large Cap Growth Fund Index respectively, (which may or may not include the fund) for comparison to a peer group.


(18) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast.


(19) The Lipper Multi Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is considered representative of the U.S. equity markets.


(20) The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Large Cap Value Fund Index (which may or may not include the fund) for comparison to a peer group.


(21) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values.


(22) The Lipper Large Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio and a three year sales-per-share growth value, compared to the S&P 500 Index.


(23) The average annual total return given is since the month end closest to the inception date of the fund.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEE TABLE



This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.


SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------
(fees paid
directly from
your             AGGRESSIVE   BLUE   CAPITAL                                 DIVERSIFIED   LARGE CAP     LARGE CAP
investment)      GROWTH       CHIP   DEVELOPMENT   CHARTER   CONSTELLATION   DIVIDEND      BASIC VALUE   GROWTH
------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)     None      None      None        None         None           None          None         None

Maximum
Deferred Sales
Charge (Load)
(as a
percentage of
original
purchase price
or redemption
proceeds,
whichever is
less)               None      None      None        None         None           None          None         None
------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEE  SHAREHOLDER FEES
---------------  --------------------
(fees paid
directly from
your             MID CAP
investment)      GROWTH    WEINGARTEN
------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)   None        None

Maximum
Deferred Sales
Charge (Load)
(as a
percentage of
original
purchase price
or redemption
proceeds,
whichever is
less)             None        None
----------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------------
(expenses that
are deducted
from fund        AGGRESSIVE   BLUE   CAPITAL                               DIVERSIFIED     LARGE CAP     LARGE CAP   MID CAP
assets)          GROWTH       CHIP   DEVELOPMENT   CHARTER   CONSTELLATION DIVIDEND        BASIC VALUE   GROWTH      GROWTH
----------------------------------------------------------------------------------------------------------------------------
Management Fees     0.64%     0.64%     0.67%       0.63%       0.63%          0.51           0.60%        0.75%      0.80%

Distribution
and/or Service
(12b-1) Fees          --       --         --          --           --            --             --           --         --

Other
Expenses(2)         0.09      0.11      0.20        0.12         0.11          0.22           0.21         0.18       0.40

Total Annual
Fund Operating
Expenses            0.73      0.75      0.87        0.75         0.74          0.73           0.81         0.93       1.20
Fee
Waivers(3,4)          --      0.01        --        0.01         0.03            --           0.01         0.08       0.05
Net Annual Fund
Operating
Expenses(5)         0.73      0.74      0.87        0.74         0.71          0.73           0.80         0.85       1.15
----------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPE
---------------
(expenses that
are deducted
from fund
assets)          WEINGARTEN
----------------------------------------------------------------------------------
Management Fees     0.64%

Distribution
and/or Service
(12b-1) Fees          --

Other
Expenses(2)         0.21

Total Annual
Fund Operating
Expenses            0.85
Fee
Waivers(3,4)          --
Net Annual Fund
Operating
Expenses(5)         0.85
-------------------------------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Other expenses for Diversified Dividend are based on estimated amounts for the current fiscal year.


(3) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees for the following funds: Blue Chip, Charter, Constellation, Large Cap Growth, Mid Cap Growth and Weingarten. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)


(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for Diversified Dividend, Large Cap Basic Value and Large Cap Growth to 1.15%, 0.97% and 1.07% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through October 31, 2005 for Diversified Dividend and through June 30, 2006 for Large Cap Basic Value and Large Cap Growth.


(5) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for items in Note 3 and Note 4 and net of this arrangement were 0.72%, 0.73%, 0.86%, 0.73%, 0.70%, 0.79%,
    0.84%, 1.13% and 0.84% for Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap Basic Value, Large Cap Growth, Mid Cap Growth and Weingarten, respectively for the year ended October 31, 2004.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                                        $ 75       $233       $406      $  906
Blue Chip                                                                                  76        237        411         925
Capital Development                                                                        89        278        482       1,073
Charter                                                                                    76        237        411         925
Constellation                                                                              73        227        395         903
Diversified Dividend                                                                       75        233        406         906
Large Cap Basic Value                                                                      82        258        449       1,001
Large Cap Growth                                                                           87        271        471       1,102
Mid Cap Growth                                                                            117        365        633       1,430
Weingarten                                                                                 87        271        471       1,049
---------------------------------------------------------------------------------------------------------------------------------



HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION



The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


AGGRESSIVE GROWTH ANNUAL
EXPENSE RATIO 0.73%                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                            4.27%        8.72%       13.36%       18.21%       23.25%
End of Year Balance              $10,427.00   $10,872.23   $11,336.48   $11,820.54   $12,325.28
Estimated Annual Expenses        $    74.56   $    77.74   $    81.06   $    84.52   $    88.13
-----------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH ANNUAL
EXPENSE RATIO 0.73%                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           28.52%       34.00%       39.73%       45.69%       51.91%
End of Year Balance              $12,851.57   $13,400.33   $13,972.53   $14,569.15   $15,191.26
Estimated Annual Expenses        $    91.90   $    95.82   $    91.90   $   104.18   $   108.63
-----------------------------------------------------------------------------------------------


BLUE CHIP GROWTH ANNUAL
EXPENSE RATIO 0.74%                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                            4.26%        8.70%       13.33%       18.16%       23.19%
End of Year Balance              $10,426.00   $10,870.15   $11,333.22   $11,816.01   $12,319.37
Estimated Annual Expenses        $    75.58   $    78.80   $    82.15   $    85.65   $    89.30
-----------------------------------------------------------------------------------------------

BLUE CHIP GROWTH ANNUAL
EXPENSE RATIO 0.74%                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           28.44%       33.91%       39.62%       45.57%       51.77%
End of Year Balance              $12,844.18   $13,391.34   $13,961.81   $14,556.58   $15,176.69
Estimated Annual Expenses        $    93.11   $    97.07   $   101.21   $   105.52   $   110.01
-----------------------------------------------------------------------------------------------


CAPITAL DEVELOPMENT ANNUAL
EXPENSE RATIO 0.87%                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                            4.13%        8.43%       12.91%       17.57%       22.43%
End of Year Balance              $10,413.00   $10,843.06   $11,290.88   $11,757.19   $12,242.76
Estimated Annual Expenses        $    88.80   $    92.46   $    96.28   $   100.26   $   104.40
-----------------------------------------------------------------------------------------------

CAPITAL DEVELOPMENT ANNUAL
EXPENSE RATIO 0.87%                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           27.48%       32.75%       38.23%       43.94%       49.89%
End of Year Balance              $12,748.39   $13,274.89   $13,823.15   $14,394.04   $14,988.52
Estimated Annual Expenses        $   108.71   $   113.20   $   117.88   $   122.74   $   127.81
-----------------------------------------------------------------------------------------------


CHARTER ANNUAL EXPENSE RATIO
0.74%                              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                            4.26%        8.70%       13.33%       18.16%       23.19%
End of Year Balance              $10,426.00   $10,870.15   $11,333.22   $11,816.01   $12,319.37
Estimated Annual Expenses        $    75.58   $    78.80   $    82.15   $    85.65   $    89.30
-----------------------------------------------------------------------------------------------

CHARTER ANNUAL EXPENSE RATIO
0.74%                              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           28.44%       33.91%       36.62%       45.57%       51.77%
End of Year Balance              $12,844.18   $13,391.34   $13,961.81   $14,556.58   $15,176.69
Estimated Annual Expenses        $    93.11   $    97.07   $   101.21   $   105.52   $   110.01
-----------------------------------------------------------------------------------------------

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

CONSTELLATION
ANNUAL
EXPENSE RATIO
0.71%                    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------------------------------------------
Cumulative Return
  Before Expenses           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return
  After Expenses            4.29%        8.76%       13.43%       18.30%       23.37%
End of Year Balance    $10,429.00   $10,876.40   $11,343.00   $11,829.62   $12,337.11
Estimated Annual
  Expenses             $    72.52   $    75.63   $    78.88   $    82.26   $    85.79
-------------------------------------------------------------------------------------

CONSTELLATION
ANNUAL
EXPENSE RATIO
0.71%                    YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------
Cumulative Return
  Before Expenses          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return
  After Expenses           28.66%       34.18%       39.94%       45.94%       52.20%
End of Year Balance    $12,866.37   $13,418.34   $13,993.98   $14,594.32   $15,220.42
Estimated Annual
  Expenses             $    89.47   $    93.31   $    97.31   $   101.49   $   105.84
-------------------------------------------------------------------------------------


DIVERSIFIED DIVIDEND ANNUAL
EXPENSE RATIO 0.73%                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                            4.27%        8.72%       13.36%       18.21%       23.25%
End of Year Balance              $10,427.00   $10,872.23   $11,336.48   $11,820.54   $12,325.28
Estimated Annual Expenses        $    74.56   $    77.74   $    81.06   $    84.52   $    88.13
-----------------------------------------------------------------------------------------------

DIVERSIFIED DIVIDEND ANNUAL
EXPENSE RATIO 0.73%                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           28.52%       34.00%       39.73%       45.69%       51.91%
End of Year Balance              $12,851.57   $13,400.33   $13,972.53   $14,569.15   $15,191.26
Estimated Annual Expenses        $    91.90   $    95.82   $    99.91   $   104.18   $   108.63
-----------------------------------------------------------------------------------------------


LARGE CAP BASIC VALUE
ANNUAL EXPENSE RATIO 0.80%         YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                            4.20%        8.58%       13.14%       17.89%       22.84%
End of Year Balance              $10,420.00   $10,857.64   $11,313.66   $11,788.83   $12,283.97
Estimated Annual Expenses        $    81.68   $    85.11   $    88.69   $    92.41   $    96.29
-----------------------------------------------------------------------------------------------

LARGE CAP BASIC VALUE
ANNUAL EXPENSE RATIO 0.80%         YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           28.00%       33.37%       38.98%       44.81%       50.90%
End of Year Balance              $12,799.89   $13,337.49   $13,897.66   $14,481.36   $15,089.58
Estimated Annual Expenses        $   100.34   $   104.55   $   108.94   $   113.52   $   118.28
-----------------------------------------------------------------------------------------------





LARGE CAP GROWTH
ANNUAL EXPENSE RATIO 0.85%         YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                            4.15%        8.47%       12.97%       17.66%       22.55%
End of Year Balance              $10,415.00   $10,847.22   $11,297.38   $11,766.22   $12,254.52
Estimated Annual Expenses        $    86.76   $    90.36   $    94.11   $    98.02   $   102.09
-----------------------------------------------------------------------------------------------

LARGE CAP GROWTH
ANNUAL EXPENSE RATIO 0.85%         YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           27.63%       32.93%       38.44%       44.19%       50.17%
End of Year Balance              $12,763.08   $13,292.75   $13,844.40   $14,418.94   $15,017.33
Estimated Annual Expenses        $   106.32   $   110.74   $   115.33   $   120.12   $   125.10
-----------------------------------------------------------------------------------------------


MID CAP GROWTH ANNUAL
EXPENSE RATIO 1.15%                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                            3.85%        7.85%       12.00%       16.31%       20.79%
End of Year Balance              $10,385.00   $10,784.82   $11,200.04   $11,631.24   $12,079.04
Estimated Annual Expenses        $   117.21   $   121.73   $   126.41   $   131.28   $   136.33
-----------------------------------------------------------------------------------------------

MID CAP GROWTH ANNUAL
EXPENSE RATIO 1.15%                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           25.44%       30.27%       35.29%       40.49%       45.90%
End of Year Balance              $12,544.09   $13,027.03   $13,528.57   $14,049.42   $14,590.33
Estimated Annual Expenses        $   141.58   $   147.03   $   152.69   $   158.57   $   164.68
-----------------------------------------------------------------------------------------------


WEINGARTEN ANNUAL
EXPENSE RATIO 0.85%                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                            4.15%        8.47%       12.97%       17.66%       22.55%
End of Year Balance              $10.415.00   $10,847.22   $11,297.38   $11,766.22   $12,254.52
Estimated Annual Expenses        $    86.76   $    90.36   $    94.11   $    98.02   $   102.09
-----------------------------------------------------------------------------------------------

WEINGARTEN ANNUAL
EXPENSE RATIO 0.85%                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           27.63%       32.93%       38.44%       44.19%       50.17%
End of Year Balance              $12,763.08   $13,292.75   $13,844.40   $14,418.94   $15,017.33
Estimated Annual Expenses        $   106.32   $   110.74   $   115.33   $   120.12   $   125.10
-----------------------------------------------------------------------------------------------



DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


Each funds' portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days a fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at (http://www.aiminvestments.com). To reach this information, access a fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:



---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION                                           WEBSITE POSTING                             POSTED ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Top ten holdings as of month end        15 days after month end                      Until posting of the following month's top
                                                                                      ten holdings
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       30 days after calendar quarter end           For one year
 calendar quarter end
---------------------------------------------------------------------------------------------------------------------------------




A description of the fund's policies and procedures with respect to the disclosure of such fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at (http://www.aiminvestments.com).

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS
A I M Advisors, Inc. (the advisor or AIM) serves as each fund's investment advisor. A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is each of Charter's, Constellation's and Weingarten's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the funds' operations and provide investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.


    The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.



    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; (iv) that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees; (v) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and (vi) that the defendants breached their fiduciary duties by failing to ensure that the funds participated in class action settlements in which they were eligible to participate.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation from Aggressive Growth, Capital Development, Diversified Dividend and Large Cap Basic Value at the following rates:



                                                                 ANNUAL RATE
                                                               (AS A PERCENTAGE
                                                               OF AVERAGE DAILY
                           FUND                                  NET ASSETS)
                           ----                                ----------------
Aggressive Growth                                               0.64%
Capital Development                                             0.67%
Diversified Dividend                                            0.09%
Large Cap Basic Value                                           0.60%

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------



    During the fiscal year ended October 31, 2004, the advisor received compensation from Blue Chip, Charter, Constellation, Large Cap Growth, Mid Cap Growth and Weingarten at the following rates:

                         ANNUAL RATE
                       (AS A PERCENTAGE   PERCENTAGE RANGE
                       OF AVERAGE DAILY   (OF AVERAGE DAILY
        FUND             NET ASSETS)         NET ASSETS
        ----           ----------------   -----------------
Blue Chip                0.64%             0.75% to 0.625%
Charter                  0.63%             1.00% to 0.625%
Constellation            0.62%             1.00% to 0.625%
Large Cap Growth         0.75%             0.75% to 0.625%
Mid Cap Growth           0.80%              0.80% to 0.75%
Weingarten               0.64%             1.00% to 0.625%


    The advisor contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.

BLUE CHIP



          ADVISORY FEE RATES BEFORE                      ADVISORY FEE RATES AFTER
           JANUARY 1, 2005 WAIVER                         JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------------------------
              0.75% of the first $350 million               0.695% of the first $250 million
             0.625% of the next $4.65 billion                 0.67% of the next $250 million
                0.60% of the next $5 billion*                0.645% of the next $500 million
           0.575% of amount over $10 billion*                 0.62% of the next $1.5 billion
                                                             0.595% of the next $2.5 billion
                                                              0.57% of the next $2.5 billion
                                                             0.545% of the next $2.5 billion
                                                            0.52% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.



CHARTER AND CONSTELLATION




          ADVISORY FEE RATES BEFORE                      ADVISORY FEE RATES AFTER
           JANUARY 1, 2005 WAIVER                         JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------------------------
               1.00% of the first $30 million                0.75% of the first $150 million
               0.75% of the next $120 million               0.615% of the next $4.85 billion
             0.625% of the next $4.85 billion                 0.57% of the next $2.5 billion
                0.60% of the next $5 billion*                0.545% of the next $2.5 billion
           0.575% of amount over $10 billion*               0.52% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.



LARGE CAP GROWTH




          ADVISORY FEE RATES BEFORE                      ADVISORY FEE RATES AFTER
           JANUARY 1, 2005 WAIVER                         JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------------------------
                0.75% of the first $1 billion               0.695% of the first $250 million
                 0.70% of the next $1 billion                 0.67% of the next $250 million
                0.625% of the next $3 billion                0.645% of the next $500 million
                0.60% of the next $5 billion*                 0.62% of the next $1.5 billion
           0.575% of amount over $10 billion*                0.595% of the next $2.5 billion
                                                              0.57% of the next $2.5 billion
                                                             0.545% of the next $2.5 billion
                                                            0.52% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.



MID CAP GROWTH




          ADVISORY FEE RATES BEFORE                      ADVISORY FEE RATES AFTER
           JANUARY 1, 2005 WAIVER                         JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------------------------
                0.80% of the first $1 billion               0.745% of the first $250 million
                 0.75% of the next $4 billion                 0.73% of the next $250 million
               0.725% of the next $5 billion*                0.715% of the next $500 million
            0.70% of amount over $10 billion*                 0.70% of the next $1.5 billion
                                                             0.685% of the next $2.5 billion
                                                              0.67% of the next $2.5 billion
                                                             0.655% of the next $2.5 billion
                                                            0.64% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.



WEINGARTEN




          ADVISORY FEE RATES BEFORE                      ADVISORY FEE RATES AFTER
           JANUARY 1, 2005 WAIVER                         JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------------------------
               1.00% of the first $30 million               0.695% of the first $250 million
               0.75% of the next $320 million                 0.67% of the next $250 million
            0.625% of the next $4.65 billion*                0.645% of the next $500 million
                0.60% of the next $5 billion*                 0.62% of the next $1.5 billion
           0.575% of amount over $10 billion*                0.595% of the next $2.5 billion
                                                              0.57% of the next $2.5 billion
                                                             0.545% of the next $2.5 billion
                                                            0.52% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of each fund's portfolio:

AGGRESSIVE GROWTH

- Jay K. Rushin, (lead manager), Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.




    He is assisted by the advisor's Aggressive Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------



responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



BLUE CHIP



- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/ or its affiliates since 1994.



    He is assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


CAPITAL DEVELOPMENT

- Paul J. Rasplicka, (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.




    He is assisted by the advisor's Mid Cap Growth and GARP Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



CHARTER


- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998.

    He is assisted by the advisor's Mid/Large Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

CONSTELLATION

- Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.


- Christian A. Costanzo, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.


- Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.

- Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

    They are assisted by the advisor's Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio mangers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


DIVERSIFIED DIVIDEND



- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1991.



    She is assisted by the advisor's Diversified Dividend Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


LARGE CAP BASIC VALUE

- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998.

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.


- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.



- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.


    They are assisted by the advisor's Basic Value Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


LARGE CAP GROWTH



- Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.



- Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.



    They are assisted by the advisor's Large Cap Growth Team ,which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund;s portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



MID CAP GROWTH



- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.



- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.



    They are assisted by the advisor's Mid Cap Growth and GARP Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



WEINGARTEN


- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The lead managers generally have final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.


    The funds' Statement of Additional Information provides additional information about the portfolio managers' investments in the funds, a description of their compensation structure, and information regarding other accounts they manage.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS


Each of the funds, except Diversified Dividend, expects that distributions, if any, will consist primarily of capital gains. Diversified Dividend expects that distributions, if any, will consist of both capital gains and ordinary income.


DIVIDENDS

The funds generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans; and the minimum initial investment requirement for all other investors for which the Institutional Classes of funds are available is $1 million.

    The Institutional Classes of funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

FUTURE LIMITED FUND OFFERING (AGGRESSIVE GROWTH)

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund may limit public sales of its shares to certain investors.

    During closed periods, the fund may impose different standards for additional investments.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal periods ended October 31, 2004, 2003 and 2002 has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in each fund's annual report, which is available upon request. Information prior to fiscal period 2001 was audited by other public accountants. The Audit Committee of the Board of Trustees (the "Board") of the funds has appointed a new independent registered public accounting firm for the funds' current fiscal year (2005). Such appointment was ratified and approved by the independent trustees of the Board. For information regarding the change in the independent registered public accounting firm, see the Statement of Additional Information.


    For a discussion of how investments in IPOs affected the Large Cap Basic Value's and Large Cap Growth's performance, see the "Performance Information" section of this prospectus.


    Diversified Dividend's Institutional Class commenced operations on October 25, 2005 and therefore, financial information for such shares is not available.



                                                                                    AGGRESSIVE GROWTH --
                                                                                     INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------------
                                                                                                                 MARCH 15, 2002
                                                              SIX MONTHS               YEAR ENDED                 (DATE SALES
                                                                ENDED                  OCTOBER 31,               COMMENCED) TO
                                                              APRIL 30,        ---------------------------        OCTOBER 31,
                                                                 2005             2004             2003               2002
                                                              ----------       ----------       ----------       --------------
Net asset value, beginning of period                           $   9.76        $     9.08       $     7.32          $   9.53
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.00)            (0.03)(a)        (0.03)(a)         (0.02)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.05              0.71             1.79             (2.19)
===============================================================================================================================
    Total from investment operations                               0.05              0.68             1.76             (2.21)
===============================================================================================================================
Net asset value, end of period                                 $   9.81        $     9.76       $     9.08          $   7.32
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                    0.51%             7.49%           24.04%           (23.19)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  3,712        $      128       $    2,589          $    138
===============================================================================================================================
Ratio of expenses to average net assets                            0.81%(c)          0.72%(d)         0.71%             0.81%(e)
===============================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.07)%(c)        (0.29)%          (0.37)%           (0.49)%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                           98%              115%              78%               68%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $2,408,044.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.73%.


(e) Annualized.


(f) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                        BLUE CHIP -- INSTITUTIONAL CLASS
                                                              ----------------------------------------------------
                                                                                                    MARCH 15, 2002
                                                              SIX MONTHS          YEAR ENDED         (DATE SALES
                                                                ENDED             OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        -----------------     OCTOBER 31,
                                                                 2005           2004       2003          2002
                                                              ----------       -------    ------    --------------
Net asset value, beginning of period                           $ 11.14         $ 10.81    $ 9.26       $ 12.13
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.08(a)         0.04      0.06          0.02(b)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)           0.29      1.49         (2.89)
==================================================================================================================
    Total from investment operations                              0.07            0.33      1.55         (2.87)
==================================================================================================================
Net asset value, end of period                                 $ 11.21         $ 11.14    $10.81       $  9.26
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(c)                                                   0.63%           3.05%    16.74%       (23.66)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $59,888         $49,044    $  136       $   160
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets                           0.70%(d)(e)     0.74%(e)   0.77%        0.77%(f)
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average net assets              1.52%(a)(d)     0.51%     0.53%         0.30%(f)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(g)                                          24%             29%       28%           28%
__________________________________________________________________________________________________________________
==================================================================================================================



(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.04 and 0.79%, respectively.


(b) Calculated using average shares outstanding.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.


(d) Ratios are annualized and based on average daily net assets of $55,837,682.


(e) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.71% (annualized) and 0.75% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.


(f) Annualized.


(g) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                            CAPITAL DEVELOPMENT --
                                                                              INSTITUTIONAL CLASS
                                                              ---------------------------------------------------
                                                                                                   MARCH 15, 2002
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        ----------------     OCTOBER 31,
                                                                 2005           2004      2003          2002
                                                              ----------       ------    ------    --------------
Net asset value, beginning of period                            $18.13         $16.83    $12.84       $ 17.25
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.00(a)        0.01(a)   0.01(a)       0.02(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.64           1.71      3.98         (4.43)
=================================================================================================================
    Total from investment operations                              0.64           1.72      3.99         (4.41)
=================================================================================================================
Less distributions from net realized gains                       (1.42)         (0.42)       --            --
=================================================================================================================
Net asset value, end of period                                  $17.35         $18.13    $16.83       $ 12.84
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                   3.11%         10.38%    31.08%       (25.57)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,713         $   67    $   10       $     7
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets
  With fee waivers and/or expense reimbursements                  0.83%(c)       0.86%     0.87%         0.84%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.83%(c)       1.15%     1.25%         0.99%(d)
=================================================================================================================
Ratio of net investment income to average net assets              0.02%(c)       0.08%     0.10%         0.25%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          65%            74%      101%          120%
_________________________________________________________________________________________________________________
=================================================================================================================


(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,261,254.
(d) Annualized.
(e) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                              CHARTER -- INSTITUTIONAL CLASS
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                          YEAR ENDED OCTOBER 31,
                                                         APRIL 30,        -------------------------------------------------------
                                                            2005           2004         2003         2002         2001      2000
                                                         ----------       ------       ------       ------       ------    ------
Net asset value, beginning of period                       $12.53         $11.45       $ 9.80       $10.67       $18.33    $17.33
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.14(a)        0.13(b)      0.09(b)      0.06(c)      0.04      0.52
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.29           1.03         1.56        (0.93)       (6.82)     1.83
=================================================================================================================================
    Total from investment operations                         0.43           1.16         1.65        (0.87)       (6.78)     2.35
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.18)         (0.08)          --           --           --        --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --             --           --           --        (0.88)    (1.35)
=================================================================================================================================
    Total distributions                                     (0.18)         (0.08)          --           --        (0.88)    (1.35)
=================================================================================================================================
Net asset value, end of period                             $12.78         $12.53       $11.45       $ 9.80       $10.67    $18.33
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                              3.42%         10.21%       16.84%       (8.15)%     (38.46)%   14.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $4,263         $3,285       $2,061       $1,457       $1,648    $3,234
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.78%(e)       0.74%        0.79%        0.79%        0.68%     0.66%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          0.80%(e)       0.75%        0.79%        0.83%        0.69%     0.68%
=================================================================================================================================
Ratio of net investment income to average net assets         2.06%(e)       1.06%        0.90%        0.52%(c)     0.25%     0.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                     28%            36%          28%         103%          78%       80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.10 and 1.35%, respectively.


(b) Calculated using average shares outstanding.


(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.


(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(e) Ratios are annualized and based on average daily net assets of $3,787,313.


(f) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                          CONSTELLATION -- INSTITUTIONAL CLASS
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                           YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        --------------------------------------------------------
                                                           2005            2004        2003        2002        2001        2000
                                                        ----------       --------    --------    --------    --------    --------
Net asset value, beginning of period                     $  23.01        $  22.17    $  18.40    $  21.00    $  45.55    $  36.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               0.09(a)        (0.01)(b)    (0.03)(b)    (0.06)     0.01       (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (0.06)           0.85        3.80       (2.54)     (17.14)      12.91
=================================================================================================================================
    Total from investment operations                         0.03            0.84        3.77       (2.60)     (17.13)      12.82
=================================================================================================================================
Less distributions from net realized gains                     --              --          --          --       (7.42)      (3.28)
=================================================================================================================================
Net asset value, end of period                           $  23.04        $  23.01    $  22.17    $  18.40    $  21.00    $  45.55
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              0.13%           3.79%      20.49%     (12.38)%    (42.80)%     37.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $129,942        $164,664    $154,150    $122,746    $150,609    $288,097
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.75%(d)        0.72%       0.75%       0.80%       0.65%       0.65%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          0.77%(d)        0.74%       0.76%       0.81%       0.68%       0.68%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     0.72%(a)(d)    (0.04)%     (0.13)%     (0.28)%      0.03%      (0.18)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     25%             50%         47%         57%         75%         88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Net Investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income
    (loss) to average net assets excluding the special dividend are $0.02 and 0.15% respectively.


(b) Calculated using average shares outstanding.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.


(d) Ratios are annualized and based on average daily net assets of $144,798,872.


(e) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                            DIVERSIFIED DIVIDEND -- CLASS A
                                                              -----------------------------------------------------------
                                                                                                        DECEMBER 31, 2001
                                                              SIX MONTHS           YEAR ENDED           (DATE OPERATIONS
                                                                ENDED             OCTOBER 31,             COMMENCED) TO
                                                              APRIL 30,        ------------------          OCTOBER 31,
                                                                 2005           2004       2003               2002
                                                              ----------       -------    -------       -----------------
Net asset value, beginning of period                           $  11.48        $ 10.26    $  8.70            $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.10(a)        0.14       0.06(b)           (0.03)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.59           1.23       1.54              (1.27)
=========================================================================================================================
    Total from investment operations                               0.69           1.37       1.60              (1.30)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.10)         (0.15)     (0.04)                --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.21)            --         --                 --
=========================================================================================================================
    Total distributions                                           (0.31)         (0.15)     (0.04)                --
=========================================================================================================================
Net asset value, end of period                                 $  11.86        $ 11.48    $ 10.26            $  8.70
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                    5.98%         13.36%     18.39%            (13.00)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $122,983        $63,513    $22,375            $ 7,834
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.00%(d)       1.00%      1.51%              1.75%(e)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.45%(d)       1.70%      2.12%              4.26%(e)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets        1.66%(a)(d)    1.27%      0.65%             (0.34)%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                                            7%            30%        72%                42%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.09 and 1.38%, respectively.


(b) Calculated using average shares outstanding.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(d) Ratios are annualized and based on average daily net assets of $90,314,821.


(e) Annualized.


(f) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                  LARGE CAP BASIC VALUE --
                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                 APRIL 30, 2004
                                                              SIX MONTHS          (DATE SALES
                                                                ENDED            COMMENCED) TO
                                                              APRIL 30,           OCTOBER 31,
                                                                 2005                 2004
                                                              ----------         --------------
Net asset value, beginning of period                           $ 12.38              $ 12.62
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05(a)              0.04(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.72                (0.28)
===============================================================================================
    Total from investment operations                              0.77                (0.24)
===============================================================================================
Net asset value, end of period                                 $ 13.15              $ 12.38
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   6.22%               (1.90)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $60,777              $18,745
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                           0.75%(c)             0.80%(d)(e)
===============================================================================================
Ratio of net investment income to average net assets              0.75%(c)             0.64%(e)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           5%                  32%
_______________________________________________________________________________________________
===============================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $44,099,689.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended October 31, 2004.


(e) Annualized.


(f) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                    LARGE CAP GROWTH --
                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               APRIL 30, 2004
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2005               2004
                                                              ----------       --------------
Net asset value, beginning of period                           $  9.18            $  9.13
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.04(a)(b)        (0.01)(a)
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.08               0.06
=============================================================================================
    Total from investment operations                              0.12               0.05
=============================================================================================
Net asset value, end of period                                 $  9.30            $  9.18
_____________________________________________________________________________________________
=============================================================================================
Total return(c)                                                   1.31%              0.55%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $58,887            $22,190
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.84%(d)           0.92%(e)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.90%(d)           0.93%(e)
=============================================================================================
Ratio of net investment income to average net assets              0.74%(b)(d)       (0.30)%(e)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(f)                                          48%               111%
_____________________________________________________________________________________________
=============================================================================================



(a) Calculated using average shares outstanding.


(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and $0.41%, respectively.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.


(d) Ratios are annualized and based on average daily net assets of $41,312,037.


(e) Annualized.


(f) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
   - CONSTELLATION - DIVERSIFIED DIVIDEND - LARGE CAP BASIC VALUE - LARGE CAP
                                     GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                MID CAP GROWTH--INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                                                       APRIL 30, 2004
                                                              SIX MONTHS                (DATE SALES
                                                                ENDED                  COMMENCED) TO
                                                              APRIL 30,                 OCTOBER 31,
                                                                 2005                       2004
                                                              ----------               --------------
Net asset value, beginning of period                            $ 9.11                     $ 9.22
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)                     (0.04)(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.19                      (0.07)
=====================================================================================================
    Total from investment operations                              0.17                      (0.11)
=====================================================================================================
Net asset value, end of period                                  $ 9.28                     $ 9.11
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                   1.87%                     (1.19)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   10                     $   10
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.01%(c)                   1.20%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.05%(c)                   1.28%(d)
=====================================================================================================
Ratio of net investment income (loss) to average net assets      (0.49)%(c)                 (0.82)%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                          63%                       167%
_____________________________________________________________________________________________________
=====================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $10,612.


(d) Annualized.


(e) Not annualized for periods less than one year.



                                                                           WEINGARTEN--INSTITUTIONAL CLASS
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                              YEAR ENDED OCTOBER 31,
                                                    APRIL 30,          ----------------------------------------------------------
                                                       2005             2004         2003      2002          2001         2000
                                                    ----------         ------       ------    -------       -------    ----------
Net asset value, beginning of period                  $12.73           $12.20       $ 9.91    $ 13.16       $ 29.00     $ 28.96
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.02(a)         (0.01)(b)     0.00      (0.01)(b)     (0.01)      (0.06)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.17             0.54         2.29      (3.24)       (12.29)       3.29
=================================================================================================================================
    Total from investment operations                    0.19             0.53         2.29      (3.25)       (12.30)       3.23
=================================================================================================================================
Less distributions from net realized gains                --               --           --         --         (3.54)      (3.19)
=================================================================================================================================
Net asset value, end of period                        $12.92           $12.73       $12.20    $  9.91       $ 13.16     $ 29.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         1.49%            4.34%       23.11%    (24.70)%      (47.11)%     11.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $1,706           $1,763       $2,213    $ 1,883       $ 7,667     $18,634
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        0.81%(d)         0.84%        0.78%      0.82%         0.69%       0.64%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      0.82%(d)         0.85%        0.78%      0.82%         0.70%       0.68%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            0.25%(a)(d)     (0.12)%       0.01%     (0.12)%       (0.04)%     (0.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                48%              74%         111%       217%          240%        145%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.03% respectively.


(b) Calculated using average shares outstanding.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.


(d) Ratios are annualized and based on average daily net assets of $1,839,891.


(e) Not annualized for periods less than one year.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about the Institutional Classes of all funds, which are offered to certain eligible institutional investors. Consult the fund's Statement of Additional Information for the Institutional Class for details.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER ACCOUNT

The minimum investments for Institutional Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                    OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor         Contact your financial advisor.               Same
                                    The financial advisor should mail your
                                    completed account application to the
                                    transfer agent,
                                    AIM Investment Services, Inc.,
                                    P.O. Box 0843,
                                    Houston, TX 77210-0843.
                                    The financial advisor should call the
                                    transfer agent at (800) 659-1005 to
                                    receive a reference number.
                                    Then, use the following wire instructions:

                                    Beneficiary Bank
                                    ABA/Routing #: 113000609
                                    Beneficiary Account Number: 00100366732
                                    Beneficiary Account Name: AIM Investment
                                    Services, Inc.
                                    RFB: Fund Name, Reference #
                                    OBI: Your Name, Account #

By Telephone                        Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                                  and wire payment for your purchase order
                                                                                  in accordance with the wire instructions
                                                                                  noted above.
----------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or reinvested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

A I M Distributors, Inc. (ADI) or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments

INSTCL--10/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

from their own resources and from ADI's retention of underwriting concessions. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when it makes these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on the average daily net assets of the applicable funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.10% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds

                                                                   INSTCL--10/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

 as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".
INSTCL--10/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

REDEEMING SHARES

REDEMPTION FEE
You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

                                                                   INSTCL--10/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor            Contact your financial advisor.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS IN KIND
Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under most circumstances, exchange Institutional Class shares in one fund for Institutional Class shares of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

INSTCL--10/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the AIM valuation committee will fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under
                                                                   INSTCL--10/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

INSTCL--10/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.



If you have questions about the funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or


BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, financial reports, the funds' Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------

   AIM Aggressive Growth Fund
   AIM Blue Chip Fund
   AIM Capital Development Fund
   AIM Charter Fund
   AIM Constellation Fund
   AIM Diversified Dividend Fund
   AIM Large Cap Basic Value Fund
   AIM Large Cap Growth Fund
   AIM Mid Cap Growth Fund
   AIM Weingarten Fund
   SEC 1940 Act file number: 811-1424


----------------------------------------

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.

AIMinvestments.com     AEF-PRO-1


                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM EQUITY FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------




THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASS SHARES OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM EQUITY FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF THE PROSPECTUS FOR THE FUNDS LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 659-1005







THIS STATEMENT OF ADDITIONAL INFORMATION, DATED OCTOBER 25, 2005, RELATES TO THE
              FOLLOWING PROSPECTUS FOR THE PORTFOLIOS NAMED BELOW:



                              FUND                                                       DATED
                              ----                                                       -----
AIM AGGRESSIVE GROWTH FUND - INSTITUTIONAL CLASS                                    OCTOBER 25, 2005
AIM BLUE CHIP FUND - INSTITUTIONAL CLASS                                            OCTOBER 25, 2005
AIM CAPITAL DEVELOPMENT FUND - INSTITUTIONAL CLASS                                  OCTOBER 25, 2005
AIM CHARTER FUND - INSTITUTIONAL CLASS                                              OCTOBER 25, 2005
AIM CONSTELLATION FUND - INSTITUTIONAL CLASS                                        OCTOBER 25, 2005
AIM DIVERSIFIED DIVIDEND FUND - INSTITUTIONAL CLASS                                 OCTOBER 25, 2005
AIM LARGE CAP BASIC VALUE FUND - INSTITUTIONAL CLASS                                OCTOBER 25, 2005
AIM LARGE CAP GROWTH FUND - INSTITUTIONAL CLASS                                     OCTOBER 25, 2005
AIM MID CAP GROWTH FUND - INSTITUTIONAL CLASS                                       OCTOBER 25, 2005
AIM WEINGARTEN FUND - INSTITUTIONAL CLASS                                           OCTOBER 25, 2005

                                AIM EQUITY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS



                                                                                                               PAGE

GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................4
         Classification...........................................................................................4
         Investment Strategies and Risks..........................................................................4
                  Equity Investments..............................................................................8
                  Foreign Investments.............................................................................8
                  Debt Investments...............................................................................10
                  Other Investments..............................................................................11
                  Investment Techniques..........................................................................11
                  Derivatives....................................................................................16
                  Additional Securities or Investment Techniques.................................................22
         Fund Policies...........................................................................................23
         Temporary Defensive Positions...........................................................................25
         Portfolio Turnover......................................................................................25
         Policies and Procedures for Disclosure of Fund Holdings.................................................26
MANAGEMENT OF THE TRUST..........................................................................................28
         Board of Trustees.......................................................................................28
         Management Information..................................................................................28
                  Trustee Ownership of Fund Shares...............................................................31
                  Approval of Investment Advisory Agreements and Summary of Independent Written Fee Evaluation...31
                  Approval of Sub-Advisory Agreement.............................................................48
         Compensation............................................................................................65
                  Retirement Plan For Trustees...................................................................65
                  Deferred Compensation Agreements...............................................................66
                  Purchases of Class A Shares of the Funds at Net Asset Value....................................66
         Codes of Ethics.........................................................................................66
         Proxy Voting Policies...................................................................................67

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................67

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................67
         Investment Advisor......................................................................................67
                  Investment Sub-Advisor.........................................................................70
                  Portfolio Managers.............................................................................70
                  Securities Lending Arrangements................................................................70
         Service Agreements......................................................................................71
                  Administrative Services Agreement..............................................................71
         Other Service Providers.................................................................................71

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................72
         Brokerage Transactions..................................................................................72
         Commissions.............................................................................................73
         Broker Selection........................................................................................73
         Directed Brokerage (Research Services)..................................................................76
         Regular Brokers or Dealers..............................................................................76
         Allocation of Portfolio Transactions....................................................................76
         Allocation of Equity Initial Public Offering ("IPO") Transactions.......................................76


PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................77
         Purchase and Redemption of Shares.......................................................................77
         Offering Price..........................................................................................78
         Redemptions In Kind.....................................................................................79
         Backup Withholding......................................................................................80

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................80
         Dividends and Distributions.............................................................................80
         Tax Matters.............................................................................................81

DISTRIBUTION OF SECURITIES.......................................................................................88
         Distributor.............................................................................................88

CALCULATION OF PERFORMANCE DATA..................................................................................90

PENDING LITIGATION...............................................................................................95





APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

EXAMPLES OF PERSONS TO WHOM AIM PROVIDES NON-PUBLIC PORTFOLIO
  HOLDINGS ON AN ONGOING BASIS..................................................................................B-1

TRUSTEES AND OFFICERS...........................................................................................C-1

TRUSTEE COMPENSATION TABLE......................................................................................D-1

PROXY POLICIES AND PROCEDURES...................................................................................E-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................F-1

MANAGEMENT FEES.................................................................................................G-1

PORTFOLIO MANAGERS..............................................................................................H-1

ADMINISTRATIVE SERVICES FEES....................................................................................I-1

BROKERAGE COMMISSIONS...........................................................................................J-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF

  REGULAR BROKERS OR DEALERS....................................................................................K-1

PERFORMANCE DATA................................................................................................L-1

PENDING LITIGATION..............................................................................................M-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Equity Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of eleven separate portfolios: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Diversified Dividend Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund, AIM Select Basic Value Fund (which is not currently offered to the public), and AIM Weingarten Fund, (each a "Fund" and collectively, the "Funds"). Under an Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



         The Trust was originally organized on May 19, 1988 as a Maryland corporation. The Trust reorganized as a Delaware business trust on June 21, 2000. The following Funds were included in the reorganization: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund. All historical and other information contained in this Statement of Additional Information for periods prior to June 21, 2000 relating to the Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM Diversified Dividend Fund, and AIM Select Basic Value Fund, commenced operations as series of the Trust. Prior to May 2, 2003, AIM Diversified Dividend Fund was known as AIM Large Cap Core Equity Fund. Prior to September 15, 2004, AIM Select Basic Value Fund was known as AIM Basic Value II Fund. As of March 15, 2005, AIM Core Strategies Fund and AIM U.S. Growth Fund were liquidated. On July 18, 2005, AIM Aggressive Growth Fund acquired all the assets of AIM Emerging Growth Fund and AIM Weingarten Fund acquired all the assets of AIM Dent Demographic Trends Fund. In addition, on July 18, 2005, AIM Aggressive Growth Fund acquired the assets of AIM Libra Fund, a portfolio of AIM Investments Funds.


SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

         Each Fund (as defined herein) offers separate classes of shares as follows:


                                                                                                     INSTITUTIONAL      INVESTOR
                 FUND                      CLASS A       CLASS B         CLASS C        CLASS R          CLASS            CLASS
                 ----                      -------       -------         -------        -------      -------------      --------

AIM Aggressive Growth Fund                    X             X               X              X               X

AIM Blue Chip Fund                            x             x               x              X               X               X

AIM Capital Development Fund                  X             X               X              X               X               X


AIM Charter Fund                              X             X               X              X               X


AIM Constellation Fund                        X             X               X              X               X


AIM Diversified Dividend Fund                 X             X               X              X               X               X


AIM Large Cap Basic Value Fund                X             X               X              X               X               X


AIM Large Cap Growth Fund                     X             X               X              X               X               X


AIM Mid Cap Growth Fund                       X             X               X              X               X


AIM Select Basic Value Fund                   X             X               X


AIM Weingarten Fund                           X             X               X              X               X



         This Statement of Additional Information relates solely to the Institutional Class of these ten Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, including the following:



                  o banks and trust companies acting in a fiduciary or similar capacity;



                  o bank and trust company common and collective trust funds;



                  o banks and trust companies investing for their own account;



                  o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);



                  o        retirement plans;



                  o        platform sponsors with which A I M Distributors, Inc.
                           ("AIM Distributors") has entered into an agreement;
                           and



                  o        proprietary asset allocation funds.

         Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgements or amounts paid in settlement in or actions by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                                                               AIM EQUITY FUNDS

                                                                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



        FUND                 AIM             AIM            AIM              AIM            AIM           AIM             AIM
                          AGGRESSIVE       BLUE CHIP      CAPITAL          CHARTER     CONSTELLATION  DIVERSIFIED      LARGE CAP
                          GROWTH FUND       FUND         DEVELOPMENT         FUND           FUND        DIVIDEND      BASIC VALUE
SECURITY/                                                   FUND                                          FUND           FUND
INVESTMENT
TECHNIQUE
----------               ------------      ---------     -----------       -------     -------------  -----------    ------------
                                                                              EQUITY INVESTMENTS

Common Stock                 X               X                X                X              X             X              X


Preferred Stock              X               X                X                X              X             X              X


Convertible                  X               X                X                X              X             X              X
Securities


Alternative Entity           X               X                X                X              X             X              X
Securities


                                                                             FOREIGN INVESTMENTS


Foreign Securities           X               X                X                X              X             X              X


Foreign                      X               X                X                X              X             X              X
Government
Obligations


Foreign Exchange             X               X                X                X              X             X              X
Transactions


                                                                      DEBT INVESTMENTS FOR EQUITY FUNDS


U.S. Government              X               X                X                X              X             X              X
Obligations


Liquid Assets                X               X                X                X              X             X              X


Investment Grade             X               X                X                X              X             X              X
Corporate Debt
Obligations


Junk Bonds


                                                                              OTHER INVESTMENTS


REITs                        X               X                X                X              X             X              X


Other Investment             X               X                X                X              X             X              X
Companies

Defaulted Securities         X

Municipal Forward
Contracts


                                                                               AIM EQUITY FUNDS

                                                                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



        FUND                  AIM            AIM           AIM
                            LARGE CAP      MID CAP      WEINGARTEN
                           GROWTH FUND   GROWTH FUND       FUND
SECURITY/
INVESTMENT
TECHNIQUE
----------                 -----------   -----------    ----------


Common Stock                    X             X              X


Preferred Stock                 X             X              X


Convertible                     X             X              X
Securities


Alternative Entity              X             X              X
Securities





Foreign Securities              X             X              X


Foreign                         X             X              X
Government
Obligations


Foreign Exchange                X             X              X
Transactions





U.S. Government                 X             X              X
Obligations


Liquid Assets                   X             X              X


Investment Grade                X             X              X
Corporate Debt
Obligations


Junk Bonds





REITs                           X             X              X


Other Investment                X             X              X
Companies

Defaulted Securities            X

Municipal Forward
Contracts




                                                                               AIM EQUITY FUNDS

                                                                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



        FUND                 AIM             AIM            AIM              AIM            AIM           AIM            AIM
                          AGGRESSIVE       BLUE CHIP      CAPITAL          CHARTER     CONSTELLATION  DIVERSIFIED     LARGE CAP
                          GROWTH FUND       FUND         DEVELOPMENT         FUND           FUND        DIVIDEND     BASIC VALUE
SECURITY/                                                   FUND                                          FUND          FUND
INVESTMENT
TECHNIQUE
----------               ------------      ---------     -----------       -------     -------------  -----------    -----------

Variable or
Floating Rate
Instruments


Indexed Securities


Zero-Coupon and
Pay-in-Kind
Securities


Synthetic Municipal
Instruments


                                                                            INVESTMENT TECHNIQUES


Delayed Delivery             X               X                X                X              X             X              X
Transactions


When-Issued                  X               X                X                X              X             X              X
Securities


Short Sales                  X               X                X                X              X             X              X


Margin Transactions                                                                                         X              X


Swap Agreements              X               X                X                X              X             X              X


Interfund Loans              X               X                X                X              X             X              X


Borrowing                    X               X                X                X              X             X              X


Lending Portfolio            X               X                X                X              X             X              X
Securities


Repurchase                   X               X                X                X              X             X              X
Agreements


Reverse Repurchase                                                                            X                            X
Agreements


Dollar Rolls                                                                                  X             X              X


Illiquid Securities          X               X                X                X              X             X              X


Rule 144A                    X               X                X                X              X             X              X
Securities


Unseasoned                                                                                    X             X              X
Issuers


                                  AIM EQUITY FUNDS

                    SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



        FUND              AIM            AIM           AIM
                        LARGE CAP      MID CAP      WEINGARTEN
                       GROWTH FUND   GROWTH FUND       FUND
SECURITY/
INVESTMENT
TECHNIQUE
----------             -----------   -----------    ----------

Variable or
Floating Rate
Instruments


Indexed Securities


Zero-Coupon and
Pay-in-Kind
Securities


Synthetic Municipal
Instruments





Delayed Delivery            X             X              X
Transactions


When-Issued                 X             X              X
Securities


Short Sales                 X             X              X


Margin Transactions         X             X


Swap Agreements             X             X              X


Interfund Loans             X             X              X


Borrowing                   X             X              X


Lending Portfolio           X             X              X
Securities


Repurchase                  X             X              X
Agreements


Reverse Repurchase                        X
Agreements


Dollar Rolls                X             X


Illiquid Securities         X             X              X


Rule 144A                   X             X              X
Securities


Unseasoned                                X
Issuers

                                                                               AIM EQUITY FUNDS

                                                                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



        FUND                 AIM             AIM            AIM              AIM            AIM           AIM             AIM
                          AGGRESSIVE       BLUE CHIP      CAPITAL          CHARTER     CONSTELLATION  DIVERSIFIED      LARGE CAP
                          GROWTH FUND       FUND         DEVELOPMENT         FUND           FUND        DIVIDEND      BASIC VALUE
SECURITY/                                                   FUND                                          FUND           FUND
INVESTMENT
TECHNIQUE
----------               ------------      ---------     -----------       -------     -------------  -----------     -----------

Sale of Money
Market Securities


Standby
Commitments


                                                                                 DERIVATIVES


Equity-Linked                                X                X                X              X             X              X
Derivatives


Put Options                                  X                X                X              X             X              X


Call Options                                 X                X                X              X             X              X


Straddles                                    X                X                X              X             X              X


Warrants                                     X                X                X              X             X              X


Futures Contracts                            X                X                X              X             X              X
and Options on
Futures Contracts


Forward Currency                             X                X                X              X             X              X
Contracts


Cover                                        X                X                X              X             X              X


                                                                ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES


Special Situations


Privatizations


Commercial Bank
Obligations


Master Limited                                                                                              X
Partnerships


Investments in               X               X                X                X              X             X              X
Entities with
Relationships with
the Funds/Advisor


                                    AIM EQUITY FUNDS

                     SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



        FUND               AIM            AIM           AIM
                         LARGE CAP      MID CAP      WEINGARTEN
                        GROWTH FUND   GROWTH FUND       FUND
SECURITY/
INVESTMENT
TECHNIQUE
----------              -----------   -----------    ----------

Sale of Money
Market Securities


Standby
Commitments





Equity-Linked                X             X              X
Derivatives


Put Options                  X             X              X


Call Options                 X             X              X


Straddles                    X             X              X


Warrants                     X             X              X


Futures Contracts            X             X              X
and Options on
Futures Contracts


Forward Currency             X             X              X
Contracts


Cover                        X             X              X





Special Situations


Privatizations


Commercial Bank
Obligations


Master Limited
Partnerships


Investments in               X             X              X
Entities with
Relationships with
the Funds/Advisor

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM Blue Chip Fund does not intend to invest more than 10% of its total assets in convertible securities.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 25% of its total assets in foreign securities, except that each of AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund may invest up to 20% of its total assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the

U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


         Risks of Developing Countries. Each Fund may invest up to 5% of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.


         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. AIM Blue Chip Fund will not invest in non-convertible corporate debt securities rated below investment grade by Standard and Poor's Ratings Services ("S&P") and Moody's Investors Service ("Moody's") or in unrated non-convertible corporate debt securities believed by the Funds' investment advisor to be below investment grade quality.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest basis rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique except for AIM Constellation Fund.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other Funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         AIM Charter Fund may enter into repurchase agreements (at any time up to 50% of its total net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.


         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.



         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.


         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, under the 1933 Act, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the
(i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options, it may be required to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options, it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Funds' overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" a Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         SPECIAL SITUATIONS. AIM Constellation Fund may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimated period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than in ordinary investment securities.


         MASTER LIMITED PARTNERSHIPS ("MLPS"). AIM Diversified Dividend Fund may invest in MLPs. MLPs are securities through which the operating results of businesses are passed on to unitholders of MLPs. Operating earnings flow directly to the unitholders in the form of cash distributions. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments.



         INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE FUNDS/ADVISOR. Each Fund may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Funds will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM and certain Funds' sub-advisors must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33"% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. Other than AIM Constellation Fund, the Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. AIM Constellation Fund may not purchase additional securities when any borrowings from an AIM Advised Fund are outstanding. Each other Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM Blue Chip Fund normally invests at least 80% of its assets in securities of blue chip companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The amount AIM Constellation Fund may borrow will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of AIM Constellation Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. AIM Constellation Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by AIM Constellation Fund with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of AIM Constellation Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by AIM Constellation Fund, the net asset value of AIM Constellation Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."


         (3) AIM Diversified Dividend Fund normally invests at least 80% of its assets in dividend-paying equity securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



         (4) AIM Mid Cap Growth Fund normally invests at least 80% of its assets in securities of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



         (5) AIM Large Cap Basic Value Fund normally invests at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



         (6) AIM Large Cap Growth Fund normally invests at least 80% of its assets in securities of large-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.


TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt obligations. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

PORTFOLIO TURNOVER



         The variations in the portfolio turnover rates for AIM Charter Fund and AIM Weingarten Fund for the fiscal year 2004 as compared to the prior two fiscal years were due to the repositioning of the Funds in 2002, resulting in decreased portfolio turnover and decreased commissions. The variations in the portfolio turnover rates for AIM Weingarten Fund for the fiscal year ended 2004 as compared to fiscal year 2002 was due to the repositioning of the Fund in 2002, resulting in decreased portfolio turnover.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS



         The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.



         PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on www.aiminvestments.com(1):



                                         APPROXIMATE DATE OF WEBSITE        INFORMATION REMAINS POSTED ON
            INFORMATION                            POSTING                             WEBSITE
            -----------                  ---------------------------        ------------------------------

Top ten holdings as of month end      15 days after month end             Until replaced with the
                                                                          following month's top ten
                                                                          holdings

Select holdings included in the       29 days after calendar quarter end  Until replaced with the
Fund's Quarterly Performance                                              following quarter's Quarterly
Update                                                                    Performance Update


Complete portfolio holdings as        30 days after calendar quarter end  For one year
of calendar quarter end


Complete portfolio holdings as        60-70 days after fiscal quarter     For one year
of fiscal quarter end                 end



         These holdings are listed along with the percentage of the Fund's net assets they represent. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.



         SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.



         The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or her designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.



         AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:



         o        Attorneys and accountants;


----------


(1) To locate the Fund's portfolio holdings information on www.aiminvestments.com, click on the Products and Performance tab, then click on the Mutual Funds link, then click on the Fund Overview link and select the Fund from the drop down menu. Links to the Fund's portfolio holdings are located in the upper right side of this website page.

         o        Securities lending agents;



         o        Lenders to the AIM Funds;



         o        Rating and rankings agencies;



         o        Persons assisting in the voting of proxies;



         o        AIM Funds' custodians;



         o The AIM Funds' transfer agent(s) (in the event of a redemption in kind);



         o Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);



         o        Financial printers;



         o Brokers identified by the AIM Funds' portfolio management team who provide execution and research services to the team; and



         o Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.



In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.



         AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.



         The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.



         DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Funds, and the Funds' subadvisors, if applicable, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Funds.



         From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.



         From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.



         DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.



         DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.



         AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on http://www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.




                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION


         The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them is set forth in Appendix C.

         The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.


         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance; (ii) appoint independent auditors for the Funds; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Funds by their independent auditors; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent auditors to the Funds' investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Funds; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by a Fund; (vii) assist the Board's oversight of the performance of the Funds' internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Funds' financial statements; and (ix) assist the Board's oversight of the Funds' compliance with legal and regulatory requirements. During the fiscal year ended October 31, 2004, the Audit Committee held eight meetings.



         The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG"); (iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report;
(iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Funds' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Fund shareholders and of AIM's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer;
(xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman;
(xiii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Funds or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended October 31, 2004, the Compliance Committee held one meeting.



         The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees,
(b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the

Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees;
(vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board;
(ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended October 31, 2004, the Governance Committee held seven meetings.



         Notice procedures set forth in the Trust's bylaws require that any shareholder of the Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock, Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended October 31, 2004, the Investments Committee held seven meetings.



         The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly;
(iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.



         The members of the Valuation Committee are Messrs. Bunch, Pennock (Vice Chair), Soll, and Mark Williamson (Chair) and Miss Quigley. The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Funds and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and (vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended October 31, 2004, the Valuation Committee held one meeting.



         The members of the Special Market Timing Litigation Committee are Messrs. Crockett, Dowden (Vice Chair), Dunn and Lewis (Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and
(b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended March 31, 2005, the Special Market Timing Litigation Committee held eight meetings.


Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.


Approval of Investment Advisory Agreements and Summary of Independent Written Fee Evaluation



         The Board oversees the management of each Fund and, as required by law, determines annually whether to approve the continuance of each Fund's advisory agreement with AIM. Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between each Fund and AIM for another year, effective July 1, 2005.



         The Board considered the factors discussed below in evaluating the fairness and reasonableness of each Fund's Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of each Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

         One of the responsibilities of the Senior Officer of the Funds, who is independent of AIM and AIM's affiliates, is to manage the process by which the Funds' proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.



         The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of each Fund's Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that each Fund's Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under each Fund's Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.



AIM AGGRESSIVE GROWTH FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was below the median performance of such comparable funds. The Board noted that AIM has recently made changes to the Fund's portfolio management team, which appear to be producing encouraging early results but need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Mid-Cap Growth Index. The Board noted that the Fund's performance was below the performance of such Index for the one year period, comparable to such Index for the three year period, and above such Index for the five year period. The Board noted that AIM has recently made changes to the Fund's portfolio management team, which appear to be producing encouraging early results but need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund's under-performance. Based on this review, the

         Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was the same as the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (ii) was higher than the sub-advisory fee rates for four unaffiliated mutual funds for which an AIM affiliate serves as sub-advisor, although the total management fees paid by such unaffiliated mutual funds were higher than the advisory fee rate for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes one breakpoint. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes a breakpoint. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM BLUE CHIP FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was below the median performance of such comparable funds. The Board noted that, effective July 1, 2005, AIM will change the Fund's portfolio management team, which change will need time to be evaluated before a conclusion can be made that the change has addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to further change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large Cap Core Index. The Board noted that the Fund's performance in such periods was below the performance of such Index. The Board noted that, effective July 1, 2005, AIM will change the Fund's portfolio management team, which change will need time to be evaluated before a conclusion can be made that the change has addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to further change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was the same as the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (ii) was higher than the sub-advisory fee rates for three unaffiliated mutual funds for which an AIM affiliate serves as sub-advisor, although the total management fees paid by such unaffiliated mutual funds were higher than the advisory fee rate for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes one breakpoint. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes a breakpoint. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable. The Board noted that, effective July 1, 2005, AIM will change the Fund's portfolio management team, which change will need time to be evaluated before a conclusion can be made that the change has addressed the Fund's under-performance. The Board also considered the Senior Officer's recommendation that the Board consider an additional advisory fee waiver for the Fund due to the Fund's under-performance. The Board concluded that such a fee waiver was not appropriate for the Fund at this time and that, rather than requesting such a fee waiver from AIM, the Board should closely monitor the Fund's performance under the new portfolio management team.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM CAPITAL DEVELOPMENT FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Mid-Cap Growth Index. The Board noted that the Fund's performance was comparable to the performance of such Index for the one year period and above such Index for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate was the same as the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes one breakpoint. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes a breakpoint. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the

         Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM CHARTER FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was below the median performance of such comparable funds for the one and five year periods and above such median performance for the three year period. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Core Index. The Board noted that the Fund's performance was comparable to the performance of such Index for the one year period, above such Index for the three year period, and below such Index for the five year period. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that, based on the Fund's current assets and taking account of the breakpoints in the Fund's advisory fee schedule, this rate (i) was comparable to the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (ii) was higher than the sub-advisory fee rates for an unaffiliated mutual fund for which an AIM affiliate serves as sub-advisor, although the total management fees paid by such unaffiliated mutual fund were higher than the advisory fee rate for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was above the median rate of the funds advised by other advisors with investment strategies comparable to those of the

         Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



Approval of Sub-Advisory Agreement



         The Board oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund's sub-advisory agreement. Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the sub-advisory agreement (the "Sub-Advisory Agreement") between A I M Capital Management, Inc. (the "Sub-Advisor") and AIM with respect to the Fund for another year, effective July 1, 2005.



         The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Sub-Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

         The discussion below serves as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Sub-Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.



o The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.



o The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to the Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate, and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was below the median performance of such comparable funds for the one and five year periods and above such median performance for the three year period. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Core Index. The Board noted that the Fund's performance was comparable to the performance of such Index for the one year period, above such Index for the three year period, and below such Index for the five year period. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meetings with the Fund's portfolio managers and investment personnel.
         The Board is meeting periodically with the Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.



o Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to the Fund and concluded that such performance was satisfactory.



o Advisory fees, expense limitations and fee waivers, and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to the Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on the Fund or its shareholders, as they are paid by AIM rather than the Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to the Fund are fair and reasonable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o The Sub-Advisor's financial soundness in light of the Fund's needs. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.



AIM CONSTELLATION FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was below the median performance of such comparable funds for the one year period and above such median performance for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Growth Index. The Board noted that the Fund's performance was below the performance of such Index for the one year period and above such Index for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that, based on the Fund's current assets and taking account of the breakpoints in the Fund's advisory fee schedule, this rate (i) was comparable to the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; (ii) was lower than the advisory fee rates for an offshore fund advised by an AIM affiliate with investment strategies comparable to those of the Fund; (iii) was higher than the sub-advisory fee rates for three unaffiliated mutual funds for which an AIM affiliate serves as sub-advisor, although the total management fees paid by such unaffiliated mutual funds were higher than the advisory fee rate for the Fun; and (iv) was higher than the advisory fee rates for three separately managed wrap accounts managed by an AIM affiliate with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.




o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



Approval of Sub-Advisory Agreement



         The Board oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund's sub-advisory agreement. Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the sub-advisory agreement (the "Sub-Advisory Agreement") between A I M Capital Management, Inc. (the "Sub-Advisor") and AIM with respect to the Fund for another year, effective July 1, 2005.



         The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Sub-Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.



         The discussion below serves as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Sub-Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.



o The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.



o The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to the Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate, and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was below the median performance of such comparable funds for the one year period and above such median performance for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Growth Index. The Board noted that the Fund's performance was below the performance of such Index for the one year period and above such Index for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

o        Meetings with the Fund's portfolio managers and investment personnel.
         The Board is meeting periodically with the Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.



o Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to the Fund and concluded that such performance was satisfactory.



o Advisory fees, expense limitations and fee waivers, and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to the Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on the Fund or its shareholders, as they are paid by AIM rather than the Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to the Fund are fair and reasonable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o The Sub-Advisor's financial soundness in light of the Fund's needs. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.



AIM DIVERSIFIED DIVIDEND FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one and three calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one and three calendar years against the performance of the Lipper Large-Cap Core Index. The Board noted that the Fund's performance in such periods was above the performance of such Index. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through October 31, 2005 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund that is lower than the contractual agreement. The Board considered the contractual and voluntary nature of these fee waivers/expense limitations and noted that the contractual agreement remains in effect until October 31, 2005 and that the voluntary agreement can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM LARGE CAP BASIC VALUE FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance for the one and three year periods was below the median performance of such comparable funds and above such median performance for the five year period. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Value Index. The Board noted that the Fund's performance for the one and three year periods was below the performance of such Index and above such Index for the five year period.

         Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2006 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect through June 30, 2006. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM LARGE CAP GROWTH FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance for such periods was above the median performance of such comparable funds. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Growth Index. The Board noted that the Fund's performance for such periods was above the performance of such Index. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was the same as the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; (ii) was higher than the sub-advisory fee rates for two unaffiliated mutual funds for which an AIM affiliate serves as sub-advisor, although the total management fees paid by one of these unaffiliated mutual funds were higher than the advisory fee rate for the Fund (data on the total management fees paid by the other unaffiliated mutual fund was unavailable); (iii) was lower than the advisory fee rates for an offshore fund for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund; and (iv) was higher than the advisory fee rates for six separately managed wrap accounts managed by an AIM affiliate with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2006 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect through June 30, 2006. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM MID CAP GROWTH FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was below the median performance of such comparable funds. The Board noted that AIM has acknowledged that the Fund continues to require a long-term solution to its under-performance, and that management is continuing to closely monitor the performance of the Fund and analyze various possible long-term solutions. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Mid-Cap Growth Index. The Board noted that the Fund's performance was below the performance of such Index for the one and three year periods and comparable to such Index for the five year period. The Board noted that AIM has acknowledged that the Fund continues to require a long-term solution to its under-performance, and that management is continuing to closely monitor the performance of the Fund and analyze various possible long-term solutions. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was higher than the sub-advisory fee rates for an unaffiliated mutual fund for which an AIM affiliate serves as sub-advisor, and noted that total management fees paid by such unaffiliated mutual fund were lower than the advisory fee rate for the Fund; (ii) was higher than the advisory fee rates for a collective trust portfolio for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund; and (iii) was lower than the advisory fee rates for an offshore fund for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board noted that AIM has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the voluntary nature of this fee waiver/expense limitation and noted that it can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes one breakpoint. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes a breakpoint. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoint. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.

o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.




o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



AIM WEINGARTEN FUND



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was above the median performance of such comparable funds for the one year period and below such median performance for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.




o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Growth Index. The Board noted that the Fund's performance was comparable to the performance of such Index for the one year period and below such Index for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meeting with the Fund's portfolio managers and investment personnel.
         With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that, based on the Fund's current assets and taking account of the breakpoints in the Fund's advisory fee schedule, this rate was comparable to the advisory fee rates for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.



o Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes two breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.



o Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.



o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.



Approval of Sub-Advisory Agreement



         The Board oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund's sub-advisory agreement. Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the sub-advisory agreement (the "Sub-Advisory Agreement") between A I M Capital Management, Inc. (the "Sub-Advisor") and AIM with respect to the Fund for another year, effective July 1, 2005.



         The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Sub-Advisory Agreement at the meeting on June 30, 2005 and as part of the board's ongoing oversight of the fund. in their deliberations, the board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.



         The discussion below serves as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Sub-Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.



o The nature and extent of the advisory services to be provided by the Sub-Advisor. Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.



o The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to the Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate, and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.



o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance was above the median performance of such comparable funds for the one year period and below such median performance for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Large-Cap Growth Index. The Board noted that the Fund's performance was comparable to the performance of such Index for the one year period and below such Index for the three and five year periods. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.



o        Meetings with the Fund's portfolio managers and investment personnel.
         The Board is meeting periodically with the Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.



o Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to the Fund and concluded that such performance was satisfactory.



o Advisory fees, expense limitations and fee waivers, and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to the Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on the Fund or its shareholders, as they are paid by AIM rather than the Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to the Fund are fair and reasonable.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.



o The Sub-Advisor's financial soundness in light of the Fund's needs. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.





COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.


         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix D.


Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Crockett, Dunn, Fields, Frischling and Sklar and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchases of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODES OF ETHICS

         AIM, the Trust A I M Distributors, Inc. ("AIM Distributors") and A I M Capital Management, Inc. (the "Sub-Advisor") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds(R) ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES


         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to AIM, the Fund's investment advisor. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.


         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.


         Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2005 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC Website, http://www.sec.gov.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.



                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to the Funds are not exclusive and AIM and the sub-advisor are free to render investment advisory services to others, including other investment companies.


         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


         Pursuant to its Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year.


         Effective January 1, 2005, the advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by each Fund do not exceed the maximum advisory fee rate set forth in the third column below. The maximum advisory fee rates are effective through the Committee Until Date set forth in the fourth column.



                                                                                                             MAXIMUM ADVISORY
        FUND NAME                        ANNUAL RATE/NET ASSETS           MAXIMUM ADVISORY FEE                  FEE RATES
                                         PER ADVISORY AGREEMENT          RATE AFTER JANUARY 1, 2005           COMMITTED UNTIL
                                                                                                                  DATE
        ---------                        ----------------------          --------------------------               ----

AIM Aggressive Growth Fund              0.80% of first $150M            0.745% of first $250M                   June 30, 2006
                                        0.625% of amount over $150M     0.73% of next $250M
                                                                        0.715% of next $500M
                                                                        0.70% of next $1.5B
                                                                        0.685% of next $2.5B
                                                                        0.67% of next $2.5B
                                                                        0.655% of next $2.5B
                                                                        0.64% of amount over$10B




AIM Blue Chip Fund                      0.75% of first $350M            0.695% of first $250M                December 31, 2009
                                        0.625% of amount over $350M     0.67% of next $250M
                                                                        0.645% of next $500M
                                                                        0.62% of next $1.5B
                                                                        0.595% of next $2.5B
                                                                        0.57% of next $2.5B
                                                                        0.545% of next $2.5B
                                                                        0.52% of amount over$10B



AIM Capital Development Fund            0.75% of first $350M            0.745% of first $250M                   June 30, 2006
                                        0.625% of amount over $350M     0.73% of next $250M
                                                                        0.715% of next $500M
                                                                        0.70% of next $1.5B
                                                                        0.685% of next $2.5B
                                                                        0.67% of next $2.5B
                                                                        0.655% of next $2.5B
                                                                        0.64% of amount over $10B




AIM Charter Fund                        1.00% of first $30M             0.75% of first $150M                 December 31, 2009
                                        0.75% of next $120M             0.615% of next $4.85B
                                        0.625% of amount over $150M     0.57% of next $2.5B
                                                                        0.545% of next $2.5B
                                                                        0.52% of amount over $10B


                                                                                                             MAXIMUM ADVISORY
        FUND NAME                        ANNUAL RATE/NET ASSETS           MAXIMUM ADVISORY FEE                  FEE RATES
                                         PER ADVISORY AGREEMENT          RATE AFTER JANUARY 1, 2005           COMMITTED UNTIL
                                                                                                                  DATE
        ---------                        ----------------------          --------------------------               ----

AIM Constellation Fund                  1.00% of first $30M             0.75% of first $150M                 December 31, 2009
                                        0.75% of next $120M             0.615% of next $4.85B
                                        0.625% of amount over $150M     0.57% of next $2.5B
                                                                        0.545% of next $2.5B
                                                                        0.52% of amount over $10B




AIM Diversified Dividend Fund           0.75% of first $1B              0.695% of first $250M                   June 30, 2006
                                        0.70% of next $1B               0.67% of next $250M
                                        0.625% of amount over $2B       0.645% of next $500M
                                                                        0.62% of next $1.5B
                                                                        0.595% of next $2.5B
                                                                        0.57% of next $2.5B
                                                                        0.545% of next $2.5B
                                                                        0.52% of amount over $10B



AIM Large Cap Basic Value Fund          0.60% of first $1B                 N/A                                  N/A
                                        0.575% of next $1B
                                        0.55% of amount over $2B



AIM Large Cap Growth Fund               0.75% of first $1B              0.695% of first $250M                December 31, 2009
                                        0.70% of next $1B               0.67% of next $250M
                                        0.625% of amount over $2B       0.645% of next $500M
                                                                        0.62% of next $1.5B
                                                                        0.595% of next $2.5B
                                                                        0.57% of next $2.5B
                                                                        0.545% of next $2.5B
                                                                        0.52% of amount over $10B



AIM Mid Cap Growth Fund                 0.80% of first $1B              0.745% of first $250M                December 31, 2009
                                        0.75% of amount over $1B        0.73% of next $250M
                                                                        0.715% of next $500M
                                                                        0.70% of next $1.5B
                                                                        0.685% of next $2.5B
                                                                        0.67% of next $2.5B
                                                                        0.655% of next $2.5B
                                                                        0.64% of amount over $10B



AIM Weingarten Fund                     1.00% of first $30M             0.695% of first $250M                December 31, 2009
                                        0.75% of next $320M             0.67% of next $250M
                                        0.625% of amount over $350M     0.645% of next $500M
                                                                        0.62% of next $1.5B
                                                                        0.595% of next $2.5B
                                                                        0.57% of next $2.5B
                                                                        0.545% of next $2.5B
                                                                        0.52% of amount over $10B





         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - "Investment Strategies and Risks - Other Investments - Other Investment Companies."


AIM has contractually agreed to waive advisory fees and/or reimburse expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales;
(iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board; and (v) expenses related to a merger or reorganization as approved by the Fund's Board; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement for AIM Diversified Dividend Fund's Institutional Class shares to the extent necessary to limit the total operating expenses to 1.15%. Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund's prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.


Investment Sub-Advisor

         AIM has entered into a Sub-Advisory Agreement with AIM Capital to provide investment sub-advisory services to AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. AIM Capital is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). AIM Capital is a wholly owned subsidiary of AIM.

         For the services to be rendered by AIM Capital under the Sub-Advisory Agreement, AIM will pay to AIM Capital a fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 50% of AIM's compensation of the sub-advised assets per year, for each of the AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund.


         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31 are found in Appendix G.



Portfolio Managers. Appendix H contains the following information regarding the portfolio managers identified in each Fund's prospectus:


                  o The dollar range of the manager's investments in each Fund.

                  o A description of the manager's compensation structure.

                  o Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

Securities Lending Arrangements. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

Administrative Services Agreement. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31 are found in Appendix I.


OTHER SERVICE PROVIDERS

         TRANSFER AGENT. AIM Investment Services, Inc., ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS a fee equal to $2.00 per trade executed to be billed monthly plus certain out of pocket expenses. In addition, for servicing accounts holding Institutional Shares, the Trust on behalf of the Funds, is required to reimburse AIS for servicing such accounts to the extent that an account is serviced by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. AIS has agreed to waive the right to collect any fee or reimbursement to which it is entitled, to the extent that such fee or reimbursement would cause the fees and expenses incurred by the Institutional Class Shares to exceed 0.10% of the average net assets attributable to such class of the Funds.

         It is anticipated that most investors will perform their own subaccounting. AIS has contractually agreed to limit transfer agent fees to 0.10% of average net assets of the Institutional Class with respect to AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund. The expense limitation agreement is in effect through October 31, 2005.

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


         AUDITORS. Ernst & Young LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, Texas 77010-4035, the Funds' independent registered public accounting firm, is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed PriceWaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm of the Funds for the fiscal year ended October 31, 2005. Such appointment was ratified and approved by the independent trustees of the Board.



         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.



                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS


         AIM or the Sub-Advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers, (each a "Broker"), effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.



         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principle basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.


         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31, 2004 are found in Appendix J.

COMMISSIONS


         During the last three fiscal years ended October 31, none of the Funds paid brokerage commissions to Brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.


         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKER SELECTION



         AIM's primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. AIM will not select Brokers based upon their promotion or sale of Fund shares.



         In choosing Brokers to execute portfolio transactions for the Funds, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Funds and/or the other accounts over which AIM and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.



         AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing such Fund.



         AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:



         1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.



         2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.



                  This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.



         3. Some of the common investment models used to manage various Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the Funds and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.



      AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.



         Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:



         o proprietary research created by the Broker executing the trade, and



         o other products created by third parties that are supplied to AIM through the Broker executing the trade.



         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.



         AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.



     Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:



         o Database Services - comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).



         o Quotation/Trading/News Systems - products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.



         o Economic Data/Forecasting Tools - various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.



         o Quantitative/Technical Analysis - software tools that assist in quantitative and technical analysis of investment data.



         o Fundamental/Industry Analysis - industry specific fundamental investment research.



         o Fixed Income Security Analysis - data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.



         o Other Specialized Tools - other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.



         If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.



         Outside research assistance is useful to AIM since the Brokers used by AIM tend to provide more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.

         AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.



DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2004 are found in Appendix K.


REGULAR BROKERS OR DEALERS


         Information concerning the Funds' acquisition of securities of their regular Brokers during the last fiscal year ended October 31, 2004 is found in Appendix K.


ALLOCATION OF PORTFOLIO TRANSACTIONS


         AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.




ALLOCATION OF EQUITY INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS



         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity IPOs. Purchases of equity IPOs by one AIM Fund or other accounts may also be considered for purchase by one or more other AIM Funds or accounts. AIM shall combine indications of interest for equity IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, AIM shall allocate such transactions in accordance with the following procedures:



         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular equity IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies, strategies and current holdings. AIM will allocate securities issued in equity IPOs to eligible AIM Funds and accounts on a pro rata basis based on order size.



TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in a Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee [of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan] that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different guidelines and restrictions may apply, including but not limited to different minimum initial and subsequent purchase amounts, system inability to provide Letter of Intent privileges. The financial intermediary through whom you are investing may also choose to adopt different exchange and/or transfer limit guidelines and restrictions, including different trading restrictions designed to discourage short-term or excessive trading.



If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial institution. Consult with your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including any of the above, may be applicable to you.



                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

         A financial intermediary may submit a written request to AIS for correction of transactions involving Fund shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AIS, an investor may change the bank account designated to receive redemption proceeds. AIS may request additional documentation.

         AIS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

         Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.

AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent or designee.

ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         Shares of the Institutional Class of a Fund are offered at net asset value.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

         Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's

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

officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTIONS IN KIND


         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind, if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of a Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

1.       the investor fails to furnish a correct TIN to the Fund;

2.       the IRS notifies the Fund that the investor furnished an incorrect TIN;

3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

                  It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net


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

investment income and realized net capital gain. In determining the amount of capital gains, if any, available for distribution, capital gains will generally be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business


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

of investing in stock or securities), other income (including, but not limited to, gain from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for Fund taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.


         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or of securities of certain publicly traded partnerships (for Fund taxable years beginning after October 22, 2004).


         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the


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

market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss . In certain cases, a fund may make an election to treat such gain or loss as capital.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

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

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other non-corporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

         Dividends paid by a Fund will not be eligible for the dividends received deduction when received by a corporation that has not held its shares of the Fund for at least 46 days during the 91-day period beginning 45 days before the date on which the shares become ex-dividend and will not be treated as qualified dividend income when received by an individual or other noncorporate shareholder who has not held its shares of the Fund for at least 61 days during the 121-day period beginning 60 days before the date on which the shares become ex-dividend.


         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.


         Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a Fund designates as "short-term capital gain dividends" or as "interest-related dividends" for Fund taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Fund's taxable year is generally equal to the excess (if any) of the Fund's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified interest income" of the Fund over allocable expenses. Qualified interest income is generally equal to the sum of a Fund's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Fund holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the foreign tax election (as defined below), but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by the Fund at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and
(ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 21, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         The Trust (on behalf of the Institutional Classes) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


                  AIM Distributors or one or more of its corporate affiliates ("collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM Funds. ADI Affiliates make these payments from their own resources and from AIM Distributors' retention of underwriting concessions. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM Funds receive one or more types of these cash payments. Financial advisors negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial advisor to another. ADI Affiliates do not make an independent assessment of the cost of providing such services.


         In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

         REVENUE SHARING PAYMENTS. ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM Funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM Funds on the financial advisor's funds sales system, placing AIM Funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM Funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor.

         The revenue sharing payments ADI Affiliates make may be calculated on the average daily net assets of the applicable AIM Funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.10% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain previously sold shares of AIM Funds in investor accounts.

         ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.10% of average annual assets.

         OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at their expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD, Inc. ADI Affiliates make payments for entertainment events they deem appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

         ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM Fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM Funds or retain shares of AIM Funds in their clients' accounts,

ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM Funds with respect to those assets.

         In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this Statement of Additional Information. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM Funds, as well as about fees and/or commissions it charges.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000;
                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the one, five, or ten year periods);
                n       =    number of years; and
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five, or ten year periods (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix L.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

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

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000;
                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period;
                n      =   number of years; and
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000;
                V          = cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period; and
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix L.


Calculation of Certain Performance Data


         AIM Diversified Dividend Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund and AIM Mid Cap Growth Fund may use a restated or a blended performance calculation to derive certain performance data shown for their Institutional Class shares in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Institutional Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Institutional Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Institutional Class shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Institutional Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Institutional Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Institutional Class shares.


         A restated or blended performance calculation may be used to derive (i) the Funds' standardized average annual total returns over a stated period and
(ii) the Funds' non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T)  = ATV
                                              D

Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (after taxes on
                             distributions);
                N        =   number of years; and
                ATV      =   ending value of a hypothetical $1,000 payment
                   D         made at the beginning of the one, five, or ten year
                             periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix L.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T)  = ATV
                                              DR

Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (after taxes on
                             distributions and redemption);
                N        =   number of years; and
                ATV      =   ending value of a hypothetical $1,000 payment
                   DR        made at the beginning of the one, five, or ten year
                             periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than 10 years) ended October 31, are found in Appendix L.

Performance Information

         All advertisements for the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data for such classes does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.


         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.


         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

Advertising Age            Financial World             Nation's Business
Barron's                   Forbes                      New York Times
Best's Review              Fortune                     Pension World
Bloomberg                  Hartford Courant Inc.       Pensions & Investments
Broker World               Institutional Investor      Personal Investor
Business Week              Insurance Forum             Philadelphia Inquirer
Changing Times             Insurance Week              The Bond Buyer
Christian Science Monitor  Investor's Business Daily   USA Today
Consumer Reports           Journal of the American     U.S. News & World Report
Economist                    Society of CLU & ChFC     Wall Street Journal
FACS of the Week           Kiplinger Letter            Washington Post
Financial Planning         Money                       CNN
Financial Product News     Mutual Fund Forecaster      CNBC
Financial Services Week                                PBS

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


         Bank Rate Monitor                            Standard & Poors
         Bloomberg                                    Stanger
         Donoghue's                                   Strategic Insight
         FactSet Data Systems                         Thompson Financial
         Lipper, Inc.                                 Weisenberger
         Mutual Fund Values (Morningstar)

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


          Lipper Large Cap Core Fund Index                  Russell 1000--Registered Trademark-- Growth Index
          Lipper Large Cap Growth Fund Index                Russell 2500--Registered Trademark-- Growth Index
          Lipper Large Cap Value Fund Index                 Russell 3000--Registered Trademark-- Index
          Lipper Mid Cap Core Fund Index                    Russell Mid Cap Index
          Lipper Mid Cap Growth Fund Index                  Russell Mid Cap(TM) Growth Index
          Lipper Multi Cap Growth Fund Index                Standard & Poor's 500 Index
          MSCI World Index                                  Standard & Poor's MidCap 400 Index
          Russell 1000--Registered Trademark-- Index
          Russell 1000--Registered Trademark-- Value Index
          Russell 2500--Registered Trademark-- Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.



                               PENDING LITIGATION



         Regulatory Action Alleging Market Timing



         On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.



         If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC ("AMVESCAP"), from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is not assurance that such exemptive relief will be granted.



         On May 31, 2005, the defendants removed this lawsuit to the U.S. District Court for the Northern District of West Virginia at Wheeling. On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court. On June 29, 2005 the WVAG filed a Notice of Opposition to this Conditional Transfer Order. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.



         Private Civil Actions Alleging Market Timing



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of August 19, 2005 is set forth in Appendix M-1.



         All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings, with one exception. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. One lawsuit based on allegations of market timing, late trading and related issues has not been transferred to the MDL Court. These lawsuits are identified in Appendix M-1.



         Private Civil Actions Alleging Improper Use of Fair Value Pricing



         Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of August 19, 2005 is set forth in Appendix M-2.

         Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of August 19, 2005 is set forth in Appendix M-3.



         Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes



         Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of August 19, 2005 is set forth in Appendix M-4.



         Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of August 19, 2005 is set forth in Appendix M-5.

         Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements



         A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was dismissed by the Court on August 12, 2005, is set forth in Appendix M-6.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings are as follows:


         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

          Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC:  Default of some kind appears probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B



                    EXAMPLES OF PERSONS TO WHOM AIM PROVIDES
                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                              (AS OF JULY 27, 2005)




                 SERVICE PROVIDER                                      DISCLOSURE CATEGORY
                 ----------------                                      -------------------
Ballard Spahr Andrews & Ingersoll, LLP               Legal Counsel
Foley & Lardner LLP                                  Legal Counsel (for certain AIM Funds)
Kramer, Levin Naftalis & Frankel LLP                 Legal Counsel
Ernst & Young LLP                                    Independent Registered Public Accounting Firm (for
                                                     certain AIM Funds)
PricewaterhouseCoopers LLP                           Independent Registered Public Accounting Firm (for
                                                     certain AIM Funds)
Brown Brothers Harriman & Co.                        Securities Lender (for certain AIM Funds)
Fitch, Inc.                                          Rating & Ranking Agency (for certain AIM Funds)
iMoneyNet                                            Ranking Agency (for certain AIM funds)
Lipper Inc.                                          Rating & Ranking Agency (for certain AIM Funds)
Moody's Investors Service                            Rating & Ranking Agency (for certain AIM Funds)
Institutional Shareholder Services, Inc.             Proxy Voting Service
State Street Bank and Trust Company                  Custodian (for certain AIM Funds),  Software Provider,
                                                     Securities Lender (for certain AIM Funds)
The Bank of New York                                 Custodian (for certain AIM Funds)
AIM Investment Services, Inc.                        Transfer Agent
Bloomberg                                            System Provider (for certain AIM Funds)
Reuters America Inc.                                 Pricing Service (for certain AIM Funds)
The MacGregor Group, Inc.                            Software Provider
Thomson Financial, Inc.                              Software Provider
Xcitek Solutions                                     Software Provider
Plus
Bowne & Co., Inc.                                    Financial Printer
CENVEO                                               Financial Printer
Classic Printers Inc.                                Financial Printer
Color Dynamics                                       Financial Printer
Earth Color Houston                                  Financial Printer
EMCO Press                                           Financial Printer
Grover Printing                                      Financial Printer
Gulfstream Graphics Corp.                            Financial Printer
Signature                                            Financial Printer
Southwest Precision Printers, Inc.                   Financial Printer
ABN Amro Financial Services, Inc.                    Broker (for certain AIM Funds)
BB&T Capital Markets                                 Broker (for certain AIM Funds)
Belle Haven Investments L.P.                         Broker (for certain AIM Funds)
BOSC, Inc.                                           Broker (for certain AIM Funds)
Cabrera Capital Markets                              Broker (for certain AIM Funds)
Coastal Securities, LP                               Broker (for certain AIM Funds)

                 SERVICE PROVIDER                          DISCLOSURE CATEGORY
                 ----------------                          -------------------
Duncan-Williams, Inc.                                Broker (for certain AIM Funds)
Fidelity Investments                                 Broker (for certain AIM Funds)
First Albany Capital                                 Broker (for certain AIM Funds)
First Tryon Securities                               Broker (for certain AIM Funds)
Anglemyer & Co.                                      Analyst (for certain AIM Funds)
Empirical Research Partners                          Analyst (for certain AIM Funds)
Factset Research Systems, Inc.                       Analyst (for certain AIM Funds)
Global Trend Alert                                   Analyst (for certain AIM Funds)
J.P. Morgan Chase                                    Analyst (for certain AIM Funds)
Kevin Dann & Partners                                Analyst (for certain AIM Funds)
Muzea Insider Consulting Services, LLC               Analyst (for certain AIM Funds)
Noah Financial, LLC                                  Analyst (for certain AIM Funds)
Piper Jaffray                                        Analyst (for certain AIM Funds)

                                   APPENDIX C
                              TRUSTEES AND OFFICERS




                               As of July 31, 2005



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.




                                  TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    NAME, YEAR OF BIRTH AND        AND/OR
   POSITION(S) HELD WITH THE      OFFICER                                                       OTHER TRUSTEESHIP(S)
             TRUST                 SINCE                                                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

                                    1988     Director and Chairman, A I M Management Group     None
Robert H. Graham(1) -- 1946                  Inc. (financial services holding company);
Trustee, Vice Chair and                      Director and Vice Chairman, AMVESCAP PLC and
President                                    Chairman of AMVESCAP PLC - AIM Division (parent
                                             of AIM and a global investment management firm)

                                             Formerly: President and Chief Executive
                                             Officer, A I M Management Group Inc.; Director,
                                             Chairman and President, A I M Advisors, Inc.
                                             (registered investment advisor); Director and
                                             Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor), A I M
                                             Distributors, Inc. (registered broker dealer),
                                             AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products

                                    2003     Director, President and Chief Executive           None
Mark H. Williamson(2) -- 1951                Officer, A I M Management Group Inc.; Director,
Trustee and Executive Vice                   Chairman and President, A I M Advisors, Inc.;
President                                    Director, A I M Capital Management, Inc. and A
                                             I M Distributors, Inc.; Director and Chairman,
                                             AIM Investment Services, Inc., Fund Management
                                             Company and INVESCO Distributors, Inc.
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - AIM Division

                                             Formerly: Director, Chairman, President and
                                             Chief Executive Officer, INVESCO Funds Group,
                                             Inc.; President and Chief Executive Officer,
                                             INVESCO Distributors, Inc.; Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products


----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

                                  TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    NAME, YEAR OF BIRTH AND        AND/OR
   POSITION(S) HELD WITH THE      OFFICER                                                       OTHER TRUSTEESHIP(S)
             TRUST                 SINCE                                                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Bruce L. Crockett(3) -- 1944     1993        Chairman, Crockett Technology Associates          ACE Limited
Trustee and Chair                            (technology consulting company)                   (insurance company);
                                                                                               and Captaris, Inc.
                                                                                               (unified messaging
                                                                                               provider)

Bob R. Baker - 1936              2003        Retired                                           None
Trustee

Frank S. Bayley -- 1939          2001        Retired                                           Badgley Funds, Inc.
Trustee
                                             Formerly:  Partner, law firm of Baker & McKenzie  (registered investment company)
                                                                                               (2 portfolios)

James T. Bunch - 1942            2003        Co-President and Founder, Green, Manning &        None
Trustee                                      Bunch Ltd. (investment banking firm); and
                                             Director, Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation


Albert R. Dowden -- 1941         2000        Director of a number of public and private        None
Trustee                                      business corporations, including the Boss
                                             Group, Ltd. (private investment and
                                             management); Cortland Trust, Inc. (Chairman)
                                             (registered investment company (3 portfolios));
                                             Annuity and Life Re (Holdings), Ltd (insurance
                                             company); and CompuDyne Corporation (provider
                                             of products and services to the public security
                                             market)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo; and
                                             director of various affiliated Volvo companies

Edward K. Dunn, Jr. -- 1935      1998        Retired                                           None
Trustee

Jack M. Fields -- 1952           1997        Chief Executive Officer, Twenty First Century     Administaff; and
Trustee                                      Group, Inc. (government affairs company); and     Discovery Global
                                             Owner, Dos Angelos Ranch, L.P.                    Education Fund
                                                                                               (non-profit)
                                             Formerly: Chief Executive Officer, Texana
                                             Timber LP (sustainable forestry company)


----------


(3)      Mr. Crockett was elected Chair of the Board effective October 4, 2004.

                                  TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    NAME, YEAR OF BIRTH AND        AND/OR
   POSITION(S) HELD WITH THE      OFFICER                                                       OTHER TRUSTEESHIP(S)
             TRUST                 SINCE                                                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Carl Frischling -- 1937          1988        Partner, law firm of Kramer Levin Naftalis and    Cortland Trust, Inc.
Trustee                                      Frankel LLP                                       (registered
                                                                                               investment company)
                                                                                               (3 portfolios)

Gerald J. Lewis - 1933           2003        Chairman, Lawsuit Resolution Services (San        General Chemical
Trustee                                      Diego, California)                                Group, Inc.

Prema Mathai-Davis -- 1950       1998        Formerly: Chief Executive Officer, YWCA of the    None
Trustee                                      USA

Lewis F. Pennock -- 1942         1988        Partner, law firm of Pennock & Cooper             None
Trustee

Ruth H. Quigley -- 1935          2001        Retired                                           None
Trustee

Larry Soll - 1942                2003        Retired                                           None
Trustee

OTHER OFFICERS

Lisa O. Brinkley(4) -- 1959      2004        Senior Vice President, A I M Management Group     N/A
Senior Vice President and                    Inc.; Senior Vice President and Chief
Chief Compliance Officer                     Compliance Officer, A I M Advisors, Inc.; Vice
                                             President and Chief Compliance Officer, A I M
                                             Capital Management, Inc.; and Vice, President,
                                             A I M Distributors, Inc., AIM Investment
                                             Services, Inc. and Fund Management Company

                                             Formerly: Senior Vice President and Compliance
                                             Director, Delaware Investments
                                             Family of Funds; and Chief
                                             Compliance Officer, A I M
                                             Distributors, Inc.

Russell C. Burk(5) - 1958        2005        Director of Compliance and Assistant General      N/A
Senior Vice President                        Counsel, ICON Advisors, Inc.; Financial
(Senior Officer)                             Consultant, Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual Funds, Inc.


----------


(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 31, 2004.



(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

                                  TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    NAME, YEAR OF BIRTH AND        AND/OR
   POSITION(S) HELD WITH THE      OFFICER                                                       OTHER TRUSTEESHIP(S)
             TRUST                 SINCE                                                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                 2003        Director, Senior Vice President, Secretary and    N/A
Kevin M. Carome- 1956 Senior                 General Counsel, A I M Management Group Inc.
Vice President, Chief Legal                  and A I M Advisors, Inc.; Director and Vice
Officer and Secretary                        President, INVESCO Distributors, Inc.; Vice
                                             President, A I M Capital Management, Inc. and
                                             AIM Investment Services, Inc.; Director, Vice
                                             President and General Counsel, Fund Management
                                             Company; and Senior Vice President, A I M
                                             Distributors, Inc.

                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.;
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC; and Vice President,
                                             A I M Distributors, Inc., and Director, Fund
                                             Management Company

                                 2004        Vice President and Fund Treasurer, A I M          N/A
Sidney M. Dilgren -- 1961                    Advisors, Inc.
Vice President and Treasurer                 Formerly: Senior Vice President, AIM Investment
                                             Services, Inc.; and Vice President, A I M
                                             Distributors, Inc.

J. Philip Ferguson(6) -- 1945    2005        Senior Vice President and Chief Investment        N/A
Vice President                               Officer, A I M Advisors Inc.; Director,
                                             Chairman, Chief Executive Officer, President
                                             and Chief Investment Officer, A I M Capital
                                             Management, Inc; Executive Vice President, A I M
                                             Management Group Inc.; Director, Chairman and
                                             President, AIM Alternative Asset Advisors,
                                             Inc.; Director and President, AIM Alternative
                                             Asset Management Company, Inc.; and Chairman
                                             and Chief Executive Officer, AIM Private Asset
                                             Management, Inc.

                                             Formerly:  Senior Vice President, AIM Private
                                             Asset Management, Inc.; Chief Equity Officer,
                                             and Senior Investment Officer, A I M Capital
                                             Management, Inc.; and Managing Partner, Beutel,
                                             Goodman Capital Management

                                 2004        Director of Cash Management, Managing             N/A
Karen Dunn Kelley - 1960                     Director and Chief Cash Management Officer,
Vice President                               A I M Capital Management, Inc.; Director and
                                             President, Fund Management Company;
                                             and Vice President, A I M Advisors,
                                             Inc.


(1) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2004



                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                           EQUITY SECURITIES IN ALL
                                                                                             REGISTERED INVESTMENT
                                    DOLLAR RANGE OF EQUITY SECURITIES                    COMPANIES OVERSEEN BY TRUSTEE
     NAME OF TRUSTEE                            PER FUND                        IN THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------  --------------------------------------------------  ---------------------------------------------------
Robert H. Graham            Aggressive Growth                 Over $100,000                   Over $100,000

                            Blue Chip                         Over $100,000

                            Capital Development               Over $100,000

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Diversified Dividend              Over $100,000

                            Emerging Growth                   Over $100,000

                            Large Cap Basic Value             Over $100,000

                            Large Cap Growth                  Over $100,000

                            Mid Cap Growth                    Over $100,000

                            Weingarten                        Over $100,000

Mark H. Williamson          Large Cap Growth             $50,001 - $100,000                   Over $100,000

Bob R. Baker                                       -0-                                        Over $100,000

Frank S. Bayley             Charter                       $10,001 - $50,000                   Over $100,000

                            Mid Cap Growth                $10,001 - $50,000

James T. Bunch              Blue Chip                          $1 - $10,000                   Over $100,000

                            Large Cap Basic Value        $50,001 - $100,000

                            Large Cap Growth                   $1 - $10,000



Bruce L. Crockett           Aggressive Growth                  $1 - $10,000              $50,001 - $100,000(7)

                            Charter                            $1 - $10,000

                            Constellation                      $1 - $10,000

                            Weingarten                         $1 - $10,000


----------


(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested on one or more of the AIM Funds.

                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                           EQUITY SECURITIES IN ALL
                                                                                             REGISTERED INVESTMENT
                                    DOLLAR RANGE OF EQUITY SECURITIES                    COMPANIES OVERSEEN BY TRUSTEE
     NAME OF TRUSTEE                            PER FUND                        IN THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------  --------------------------------------------------  ---------------------------------------------------
Albert R. Dowden            Blue Chip                     $10,001 - $50,000               Over $100,000

                            Emerging Growth               $10,001 - $50,000

Edward K. Dunn, Jr.         Capital Development               Over $100,000             Over $100,000(8)

Jack M. Fields              Blue Chip                          $1 - $10,000             Over $100,000(8)

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Weingarten                        Over $100,000

Carl Frischling             Aggressive Growth                 Over $100,000             Over $100,000(8)

                            Blue Chip                    $50,001 - $100,000

                            Capital Development               Over $100,000

                            Charter                           Over $100,000

                            Mid Cap Growth                $10,001 - $50,000

                            Weingarten                   $50,001 - $100,000

Gerald J. Lewis             Blue Chip                          $1 - $10,000               Over $100,000

                            Capital Development           $10,001 - $50,000

                            Large Cap Basic Value              $1 - $10,000

                            Large Cap Growth                   $1 - $10,000

Prema Mathai-Davis                                 -0-                                    $1 -$10,000(8)

Lewis F. Pennock            Capital Development                $1 - $10,000               Over $100,000

                            Charter                       $10,001 - $50,000

                            Diversified Dividend               $1 - $10,000

                            Large Cap Basic Value              $1 - $10,000

Ruth H. Quigley                                    -0-                                   $10,001 -$50,000

Larry Soll                  Blue Chip                    $50,001 - $100,000              Over $100,000(8)

                            Large Cap Basic Value              $1 - $10,000

                            Large Cap Growth                   $1 - $10,000



----------

(8) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested on one or more of the AIM Funds.

\


                                   APPENDIX D


                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:

                                                            RETIREMENT         ESTIMATED
                                          AGGREGATE          BENEFITS           ANNUAL                 TOTAL
                                        COMPENSATION         ACCRUED         BENEFITS UPON         COMPENSATION
                                          FROM THE            BY ALL         RETIREMENT FOR        FROM ALL AIM
              TRUSTEE                    TRUST(1)(2)        AIM FUNDS(3)      AIM FUNDS(4)          FUNDS(5)(6)
   --------------------------------  ------------------  ----------------  ------------------  --------------------
   Bob R. Baker                      $           26,824  $        198,871  $          144,786  $            189,750

   Frank S. Bayley                               26,774           175,241             112,500               193,500

   James T. Bunch                                26,824           143,455             112,500               186,000

   Bruce L. Crockett                             26,774            75,638             112,500               223,500

   Albert R. Dowden                              26,634            93,210             112,500               192,500

   Edward K. Dunn, Jr.                           26,774           133,390             112,500               193,500

   Jack M. Fields                                26,774            48,070             112,500               186,000

   Carl Frischling(7)                            26,616            62,040             112,500               185,000

   Gerald J. Lewis                               26,824           143,455             112,500               186,000

   Prema Mathai-Davis                            26,774            55,768             112,500               189,750

   Lewis F. Pennock                              26,774            80,777             112,500               186,000

   Ruth H. Quigley                               26,774           154,767             112,500               189,750

   Louis S. Sklar(8)                             26,774           115,160             101,250               186,000

   Larry Soll                                    26,824           184,356             130,823               186,000


----------
(1) Amounts shown are based on the fiscal year ended October 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2003, including earnings, was $97,262.

(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Aggregate Compensation From The Trust") above does not include $6,777 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the fiscal year ended October 31, 2004.

(3) During the fiscal year ended October 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $197,215.

(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement and assumes each trustee serves until his or her normal retirement date.


(5) All trustees currently serve as trustees of 18 registered investment companies advised by AIM.


(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.

(7) During the fiscal year ended October 31, 2004, the Trust paid $140,199 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm

(8)  Mr. Sklar retired effective December 31, 2004.

                                   APPENDIX E


                          PROXY POLICIES AND PROCEDURES
                         (AS AMENDED SEPTEMBER 16, 2004)

A.    PROXY POLICIES

      Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

      I.   BOARDS OF DIRECTORS

           A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

           There are some actions by directors that should result in votes being withheld. These instances include directors who:

           o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

           o Attend less than 75 percent of the board and committee meetings without a valid excuse;

           o Implement or renew a dead-hand or modified dead-hand poison pill;

           o          Sit on the boards of an excessive number of companies;

           o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

           o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

           o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

           Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

           o Long-term financial performance of the target company relative to its industry; Management's track record;

           o          Portfolio manager's assessment;

           o          Qualifications of director nominees (both slates);

           o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

           o          Background to the proxy contest.

      II.  INDEPENDENT AUDITORS

           A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

           o It is not clear that the auditors will be able to fulfill their function;

           o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

           o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

      III. COMPENSATION PROGRAMS

           Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

           o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

           o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

           o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

           o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

           o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

      IV.  CORPORATE MATTERS

           We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

           o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

           o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

           o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

           o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

      V.   SHAREHOLDER PROPOSALS

           Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

           o We will generally abstain from shareholder social and environmental proposals.

           o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

           o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

           o We will generally vote for proposals to lower barriers to shareholder action.

           o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

      VI.  OTHER

           o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

           o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

           o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

           AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.    PROXY COMMITTEE PROCEDURES

      The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

      The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

      AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

      In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
      Trustees:

           1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

           2. AIM will not publicly announce its voting intentions and the reasons therefore.

           3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

           4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.    BUSINESS/DISASTER RECOVERY

      If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.    RESTRICTIONS AFFECTING VOTING

      If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.    CONFLICTS OF INTEREST

      The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

      In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board in the next quarterly report.

      To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.    FUND OF FUNDS

      When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                                   APPENDIX F



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.



         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.



All information listed below is as of August 15, 2005.



AIM AGGRESSIVE GROWTH FUND



                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
                                 ----------------  --------------  --------------  -----------------  -----------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
       PRINCIPAL HOLDER               RECORD           RECORD          RECORD           RECORD             RECORD
-------------------------------  ----------------  --------------  --------------  -----------------  -----------------
AMVESCAP National Trust                 -                -               -               6.17%               -
Company Trustee
Frost FBO B&O
Management Co.
Discretionary Contribution Pl
PO Box 105779
Atlanta, GA  30348-5779

Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta 7th Fl          6.01%              -               -                 -                 -
333 West 34th St
New York,  NY  10001-2402

JC Penney Company Inc Savings
PS & Stock Ownership Pl Tr              -                -               -                 -               97.58%
105 Rosemont Rd
Westwood, MA 02090-2318

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                             7.03%              -             8.29%               -                 -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
                                 ----------------  --------------  --------------  -----------------  -----------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
       PRINCIPAL HOLDER               RECORD           RECORD          RECORD           RECORD             RECORD
-------------------------------  ----------------  --------------  --------------  -----------------  -----------------
Wilmington Trust Comp. Cust.
FBO
Olson International Employee
401(k)                                  -                -               -               5.84%               -
Salary Plan
c/o Mutual Funds
P. O. Box 8971
Wilmington, DE  19899-8971



AIM BLUE CHIP FUND



                                                                                                     INSTITUTIONAL      INVESTOR
                                    CLASS A          CLASS B          CLASS C          CLASS R           CLASS           CLASS
                                     SHARES          SHARES           SHARES           SHARES           SHARES           SHARES
                                 --------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
       PRINCIPAL HOLDER              RECORD          RECORD           RECORD           RECORD           RECORD           RECORD
-------------------------------  --------------  ---------------  ---------------  ---------------  ---------------  ---------------
AMVESCAP National Trust Co.            -                -                -             24.11%              -               -
Trustee
FBO The McDevitt Co. Employees
401(k) Plan
PO Box 105779
Atlanta, GA 30348-5779

Capital Bank & Trust Co. FBO
Government Micro Resources
Inc. 401(k)
C/O Planpremier/FASCORP                -                -                -              7.35%              -               -
8515 E Orchard Rd #2T2
Greenwood Village, CO
80111-5002

Charles Schwab & Co. Inc.              -                -                -                -                -             7.76%
Special Custody FBO Customers
(SIM)
Attn:  Mutual Funds
101 Montgomery St
San Francisco, CA  94104-4122

Citigroup Global Markets House         -              6.21%            7.01%              -                -               -
Acct
Attn:  Cindy Tempesta
7th Floor
333 West 34th Street
New York, NY  10001-2402

                                                                                                     INSTITUTIONAL      INVESTOR
                                    CLASS A          CLASS B          CLASS C          CLASS R           CLASS           CLASS
                                     SHARES          SHARES           SHARES           SHARES           SHARES           SHARES
                                 --------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
       PRINCIPAL HOLDER              RECORD          RECORD           RECORD           RECORD           RECORD           RECORD
-------------------------------  --------------  ---------------  ---------------  ---------------  ---------------  ---------------
MCB Trust Services Cust. FBO
Fresh Meadow Mechanical Corp.          -                -                -              6.06%              -               -
700 17th St. Ste 300
Denver, CO 80202-3531

Merrill Lynch Pierce Fenner &        5.38%            5.78%           11.95%              -                -               -
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Bank NA FBO                -                -                -                -             50.86%             -
WF Wealthbuilder Growth
Balanced PO
P. O. Box 1533
Minneapolis, MN  55480-1533

Wells Fargo Bank NA FBO
WF Wealthbuilder Equity
Portfolio                              -                -                -                -             25.80%             -
P. O. Box 1533
Minneapolis, MN  55480-1533

Wells Fargo Bank NA FBO                -                -                -                -             11.45%             -
WF Wealthbuildertactical
Equity PO
P. O. Box 1533
Minneapolis, MN  55480-1533

Wells Fargo Bank NA FBO
WF Wealthbuilder Growth
Allocation POR                         -                -                -                -              5.02%             -
P. O. Box 1533
Minneapolis, MN  55480-1533

AIM CAPITAL DEVELOPMENT FUND



                                                                                                      INSTITUTIONAL       INVESTOR
                                    CLASS A           CLASS B          CLASS C          CLASS R           CLASS             CLASS
                                     SHARES           SHARES            SHARES           SHARES           SHARES           SHARES
                                ----------------  ---------------  ----------------  --------------  ----------------  -------------
                                   PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
     NAME AND ADDRESS OF            OWNED OF          OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD            RECORD           RECORD           RECORD           RECORD
------------------------------  ----------------  ---------------  ----------------  --------------  ----------------  -------------
AIM Moderate Asset                     -                 -                -                -              72.36%              -
Allocation Fund
Omnibus Account
c/o AIM Advisors
11 E Greenway Plz Ste 100
Houston, TX 77046-1113

AMVESCAP National Trust Co.
TTEE FBO Equator
Technologies, Inc. 401(k)              -                 -                -              8.04%              -                 -
Retirement Plan
PO Box 105779
Atlanta, GA  30348-5779

AMVESCAP National Trust Co.
TTEE
FBO Palmer & Cay Inc. Ret Plan         -                 -                -                -              17.78%              -
P. O. Box 105779
Atlanta, GA  30348-5779

Capital Bank & Trust Co.
Trustee FBO Sakson & Taylor
Inc. 401(k) PSP
C/O Planpremier/FASCORP                -                 -                -              11.59%             -                 -
8515 E Orchard Rd Ste 2T2
Greenwood Village, CO
80111-5002

Citigroup Global Markets
House Acct
Attn:  Cindy Tempesta                  -               6.08%              -                -                -                 -
7th Floor
333 West 34th St
New York, NY  10001-2402

Coastgear & Company
State Street Bank & Trust
Attn:  Kevin Smith                     -                 -              8.12%              -                -                 -
105 Rosemont Avenue
Westwood, MA  02090-2318

                                                                                                      INSTITUTIONAL       INVESTOR
                                    CLASS A           CLASS B          CLASS C          CLASS R           CLASS             CLASS
                                     SHARES           SHARES            SHARES           SHARES           SHARES           SHARES
                                ----------------  ---------------  ----------------  --------------  ----------------  -------------
                                   PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
     NAME AND ADDRESS OF            OWNED OF         OWNED OF          OWNED OF         OWNED OF         OWNED OF         OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD            RECORD           RECORD           RECORD           RECORD
------------------------------  ----------------  ---------------  ----------------  --------------  ----------------  -------------
FTB&T Trustee for Defined
Contribution Services 401(k)
FBO
North Pointe Financial                 -                 -                -              11.63%             -                 -
Services, Inc.
Attn: Securities Settlement
3555 Data Dr.
Rancho Cordova, CA  95670-7312

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                            5.54%             6.82%            12.08%             -                -                 -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

MG Trustco TTEE
SONITEK 401k PL                        -                 -                -              5.64%              -                 -
700 17th St. Ste. 300
Denver, CO 80202-3531



AIM CHARTER FUND



                                       CLASS A         CLASS B          CLASS C          CLASS R       INSTITUTIONAL
                                       SHARES           SHARES          SHARES           SHARES         CLASS SHARES
                                   ---------------  --------------  ---------------  ---------------  -----------------
                                     PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE        PERCENTAGE
       NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF         OWNED OF          OWNED OF
        PRINCIPAL HOLDER               RECORD           RECORD          RECORD           RECORD            RECORD
---------------------------------  ---------------  --------------  ---------------  ---------------  -----------------
AIM Conservative Asset                    -               -                -                -              6.36%
Allocation Fund Omnibus Acct
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX  77046-1113

AMVESCAP National Trust Co. TTEE
FBO Equator Technologies, Inc.
401(k) Retirement Plan                    -               -                -              9.70%              -
PO Box 105779
Atlanta, GA  30348-5779

                                       CLASS A         CLASS B          CLASS C          CLASS R       INSTITUTIONAL
                                       SHARES           SHARES          SHARES           SHARES         CLASS SHARES
                                   ---------------  --------------  ---------------  ---------------  -----------------
                                     PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE        PERCENTAGE
       NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF         OWNED OF          OWNED OF
        PRINCIPAL HOLDER               RECORD           RECORD          RECORD           RECORD            RECORD
---------------------------------  ---------------  --------------  ---------------  ---------------  -----------------
AMVESCAP National Trust Co.
Trustee
FBO Hartman-Walsh Corp.                   -               -                -              5.10%              -
401(k)
PO Box 105779
Atlanta, GA  30348-5779

Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta                   6.10%             -              7.12%              -                -
7th Floor
333 West 34th Street
New York, NY  10001-2402

First Command Bank Trust
Attention: Trust Department               -               -                -                -              90.78%
P.O. Box 901075
Fort Worth, TX 76101-2075

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration               7.57%           5.11%           11.70%              -                -
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

Reliance Trust Company Custodian
FBO Morley Incentives 401(k)
Profit Sharing Plan & Trust               -               -                -             18.80%              -
PO Box 48529
Atlanta, GA  30362-1529

AIM CONSTELLATION FUND


                                      CLASS A         CLASS B          CLASS C           CLASS R       INSTITUTIONAL
                                      SHARES           SHARES           SHARES           SHARES         CLASS SHARES
                                  ---------------  --------------  -----------------  ---------------  ----------------
                                    PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF         OWNED OF         OWNED OF          OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD           RECORD           RECORD            RECORD
--------------------------------  ---------------  --------------  -----------------  ---------------  ----------------
American Express Trust American          -               -                -                 -              8.08%
Express
996 AXP Financial Ctr
Minneapolis, MN 55474-0009

AMVESCAP National Trust Co.
Trustee
FBO Guys Inc. 401(k) Plan                -               -                -               7.86%              -
PO Box 105779
Atlanta, GA  30348-5779

AMVESCAP National Trust Co.              -               -                -               7.36%              -
Trustee
FBO Speidel Inc. 401(k) Plan
PO Box 105779
Atlanta, GA  30348-5779

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta                  5.92%             -              6.29%               -                -
7th Floor
333 West 34th Street
New York, NY  10001-2402

Merrill Lynch Pierce Fenner &          8.79%             -              13.91%              -              22.19%
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

Ohio Public
Employees Deferred Compensation
Plan                                     -               -                -                 -              54.63%
250 Civic Center Dr, Ste 350
Columbus, OH   43215-5450

Wells Fargo Bank West NA                 -               -                -                 -              9.32%
Custodian
City of Houston
457 Deferred Compensation Plan
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO   80111-0000

AIM DIVERSIFIED DIVIDEND FUND



                                                                                              INSTITUTIONAL       INVESTOR
                                CLASS A         CLASS B         CLASS C          CLASS R          CLASS             CLASS
                                 SHARES          SHARES          SHARES           SHARES          SHARES           SHARES*
                             --------------  --------------  --------------  ---------------  --------------  ------------------
     NAME AND ADDRESS          PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE
            OF                  OWNED OF        OWNED OF        OWNED OF        OWNED OF         OWNED OF         OWNED OF
     PRINCIPAL HOLDER            RECORD          RECORD          RECORD          RECORD           RECORD           RECORD
---------------------------  --------------  --------------  --------------  ---------------  --------------  ------------------

AMVESCAP National Trust Co.      7.07%             -               -                -               -                 -
FBO AMVESCAP 401(k) Plan
P.O. Box 105779
Atlanta, GA 30348-5779

Charles Schwab & Co., Inc.
Special Custody FBO
Customers (SIM)
Attn. Mutual Funds               5.41%             -               -                -               -                 -
101 Montgomery St.
San Francisco, CA
94104-4122

Merrill Lynch Pierce
Fenner & Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration         -             9.19%           7.16%              -               -                 -
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL
32246-6484

Morgan Stanley DW
Attn: Mutual Funds
Operations                         -               -             5.98%              -               -                 -
3 Harborside PL FL 6
Jersey City, NJ 07311-3907



* Investor Class shares commenced operations on July 18, 2005. Class R shares and Institutional Class shares commenced operations on October 25, 2005.

AIM LARGE CAP BASIC VALUE FUND



                                                                                                                         INVESTOR
                                     CLASS A          CLASS B           CLASS C          CLASS R        INSTITUTIONAL      CLASS
                                      SHARES           SHARES            SHARES           SHARES           SHARES         SHARES
                                  --------------  ----------------  ---------------  ----------------  ---------------- ------------
                                    PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE     PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF         OWNED OF          OWNED OF         OWNED OF       OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD           RECORD         RECORD
--------------------------------  --------------  ----------------  ---------------  ----------------  ---------------- ------------
AIM Growth Allocation Fund              -                -                 -                -              39.22%              -
Omnibus Acct
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX 77046-1113

AIM Moderate Asset Allocation
Fund
Omnibus Acct                            -                -                 -                -              40.56%              -
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX 77046-1113

AMVESCAP National Trust Co. FBO         -                -                 -              10.52%              -                -
Itasca Bank & Trust Co. 401(k)
Plan
PO Box 105779
Atlanta, GA  30348-5779

AMVESCAP National Trust Co.
TTEE
FBO Palmer & Cay Inc. Ret Plan          -                -                 -                -              10.16%              -
P. O. Box 105779
Atlanta, GA  30348-5779

Charles Schwab & Co. Inc.
Special Custody FBO Customers
(SIM)                                   -                -                 -                -                 -              7.54%
Attn: Mutual Funds
101 Montgomery St
San Francisco, CA  94104-4122

Federated Lighting Inc.
401(k) Profit Sharing Plan
1600 Trade Zone Ave.                    -                -                 -              13.96%              -                -
Ste 406
Upper Marlboro, MD  20774-8789

INVESCO Trust Co.
FBO Hanger Orthopedic Group
Inc. & Sel. Sub Tax Deferred
Savings Plan  Trust 401(k)              -                -                 -                -                 -              6.88%
400 Colony Sq, Ste 2200
1201 Peachtree, Ste NE
Atlanta, GA 30361-6302

                                                                                                                         INVESTOR
                                     CLASS A          CLASS B           CLASS C          CLASS R        INSTITUTIONAL      CLASS
                                      SHARES           SHARES            SHARES           SHARES           SHARES         SHARES
                                  --------------  ----------------  ---------------  ----------------  ---------------- ------------

                                    PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE     PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF         OWNED OF          OWNED OF         OWNED OF       OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD           RECORD         RECORD
--------------------------------  --------------  ----------------  ---------------  ----------------  ---------------- ------------
INVESCO Trust Co. Trustee
Magellan Health Services
Retirement Savings Plan  Trust          -                -                 -                -                 -             25.59%
401(k)
PO Box 105779
Atlanta, GA  30348-5779

Merrill Lynch Pierce Fenner &         15.65%           13.49%           17.23%              -                 -                -
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484
                                        -                -                 -              9.56%               -                -
Reliance Trust Company
Custodian FBO Rosin Optical Co.
Inc. Profit Sharing Plan
PO Box 48529
Atlanta, GA  30362-1529



AIM LARGE CAP GROWTH FUND



                                                                                                       INSTITUTIONAL     INVESTOR
                                     CLASS A          CLASS B          CLASS C           CLASS R           CLASS           CLASS
                                     SHARES            SHARES           SHARES            SHARES           SHARES         SHARES

                                   PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE        PERCENTAGE     PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF          OWNED OF         OWNED OF          OWNED OF       OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD            RECORD           RECORD            RECORD         RECORD
-------------------------------  ---------------  ---------------  ----------------  ---------------  ----------------  ------------
AIM Growth Allocation Fund              -                -                -                 -              33.41%              -
Omnibus Acct
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX  77046-1113

                                                                                                       INSTITUTIONAL     INVESTOR
                                     CLASS A          CLASS B          CLASS C           CLASS R           CLASS           CLASS
                                     SHARES            SHARES           SHARES            SHARES           SHARES         SHARES
                                 ---------------  ---------------  ----------------  ---------------  ----------------  ------------
                                   PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE        PERCENTAGE     PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF          OWNED OF         OWNED OF          OWNED OF       OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD            RECORD           RECORD            RECORD         RECORD
-------------------------------  ---------------  ---------------  ----------------  ---------------  ----------------  ------------
AIM Moderate Asset Allocation
Fund Omnibus Acct
C/O AIM Advisors                        -                -                -                 -              37.80%              -
11 E Greenway Plz, Ste 100
Houston, TX  77046-1113

AMVESCAP National Trust Co.             -                -                -                 -              17.24%              -
FBO AMVESCAP 401(k) Plan
P.O. Box 105779
Atlanta, GA 30348-5779

AMVESCAP National Trust Co.
FBO AMVESCAP Money Purchase
Plan                                    -                -                -                 -              5.21%               -
P.O. Box 105779
Atlanta, GA 30348-5779

AMVESCAP National Trust Co.
Trustee
FBO Spiedel, Inc.                       -                -                -               5.01%              -                 -
401(k)
PO Box 105779
Atlanta, GA  30348-5779

Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta                   -              5.83%            10.49%              -                -                 -
7th Floor
333 West 34th Street
New York, NY  10001-2402

Merrill Lynch Pierce Fenner &           -             10.05%            10.49%              -                -                 -
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246

Reliance Trust Company
Custodian FBO Continental
Products Inc. 401(k) Plan               -                -                -               8.97%              -                 -
PO Box 48529
Atlanta, GA  30362-1529

                                                                                                       INSTITUTIONAL     INVESTOR
                                     CLASS A          CLASS B          CLASS C           CLASS R           CLASS           CLASS
                                     SHARES            SHARES           SHARES            SHARES           SHARES         SHARES
                                 ---------------  ---------------  ----------------  ---------------  ----------------  ------------
                                   PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE        PERCENTAGE     PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF          OWNED OF         OWNED OF          OWNED OF       OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD            RECORD           RECORD            RECORD         RECORD
-------------------------------  ---------------  ---------------  ----------------  ---------------  ----------------  ------------
Reliance Trust Company
Custodian FBO Morley
Incentives 401(k) Profit                -                -                -              28.10%              -                 -
Sharing Plan & Trust
PO Box 48529
Atlanta, GA  30362-1529

RR-USA Inc. 401k
Carlo Pecorari TTEE
Omnibus Account                         -                -                -               6.51%              -                 -
8 Creek Pkwy
Boothwyn, PA 19061-3132



AIM MID CAP GROWTH FUND



                                                                                                        INSTITUTIONAL
                                        CLASS A          CLASS B          CLASS C          CLASS R          CLASS
                                        SHARES            SHARES           SHARES           SHARES          SHARES
                                    ---------------  ---------------  ---------------  ---------------  ---------------
                                      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
       NAME AND ADDRESS OF             OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
         PRINCIPAL HOLDER               RECORD           RECORD           RECORD           RECORD           RECORD
----------------------------------  ---------------  ---------------  ---------------  ---------------  ---------------
A I M Advisors, Inc.(1)                    -                -                -                -            100.00%
Attn: Corporate Comptroller
11 E. Greenway Plz ,Ste 100
Houston, TX 77046-1103

AMVESCAP National Trust Co. FBO            -                -                -              9.69%             -
West Boylston Insurance Agency
Inc.
401(k) Plan
PO Box 105779
Atlanta, GA  30348-5779

MCB Trust Services Custodian FBO
Sandberg Gonzalez & Creeden PC             -                -                -              6.26%             -
700 17th St, Ste 300
Denver, CO  80202-3531

MCB Trust Services Custodian FBO
Standard Tool & Die, Inc.
Employees 401k Plan                        -                -                -             14.74%             -
700 17th St, Ste 300
Denver, CO  80202-3531

                                       CLASS A       CLASS B           CLASS C           CLASS R         INSTITUTIONAL
                                        SHARES        SHARES            SHARES            SHARES         CLASS SHARES
                                      ----------    ----------        ----------        ----------       -------------
                                      PERCENTAGE    PERCENTAGE        PERCENTAGE        PERCENTAGE        PERCENTAGE
     NAME AND ADDRESS OF               OWNED OF      OWNED OF          OWNED OF          OWNED OF          OWNED OF
      PRINCIPAL HOLDER                  RECORD        RECORD            RECORD            RECORD            RECORD
------------------------------        ----------    ----------        ----------        ----------       -------------
Merrill Lynch Pierce Fenner &
Smith FBO The Sole Benefit of
Customers
Attn: Fund Administration                6.39%            6.80%           15.21%              -               -
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246



----------
 (1)  Owned of record and beneficially.





AIM SELECT BASIC VALUE FUND




                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                         ------------------------- -------------------------- -------------------------
                                             PERCENTAGE OWNED          PERCENTAGE OWNED           PERCENTAGE OWNED
          NAME AND ADDRESS OF                       OF                        OF                         OF
           PRINCIPAL HOLDER                       RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
Citigroup Global Markets House Acct.
Attn: Cindy Tempesta
7th Floor                                         5.11%                        -                         -
333 W. 34th St.
New York, NY 10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                         5.42%                      5.29%                     6.21%
4800 Deer Lake Dr. East 2nd Floor
Jacksonville, FL 32246-6484



AIM WEINGARTEN FUND



                                      CLASS A         CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES            SHARES         CLASS SHARES
                                  ---------------- --------------- --------------- ------------------ -----------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
AIM Foundation
Attn:  Patricia Lewis                    -               -               -                 -               29.08%
11 Greenway Plz, Ste 2600
Houston, TX  77046-1100

Citigroup Global Markets  House
Acct
Attn:  Cindy Tempesta                  7.34%           6.99%           8.73%               -                 -
7th Floor
333 West 34th Street
New York, NY  10001-2483

                                      CLASS A         CLASS B         CLASS C           CLASS R         INSTITUTIONAL
                                      SHARES           SHARES          SHARES            SHARES         CLASS SHARES
                                  ---------------- --------------- --------------- ------------------ -----------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
City of Cambridge, Trustee FBO
City of Cambridge 457 Deferred
Compensation Plan                        -               -               -                 -               8.63%
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO  80111-5002

City of Springfield, Trustee
FBO City of Springfield 457 DCP
C/O Great West, Recordkeeper             -               -               -                 -               7.70%
8515 E Orchard Rd. 2T2
Engelwood, CO  80111-5002

Cortina Tool & Molding Co.
Michael Giannelli                        -               -               -               5.40%               -
912 Tamer Ln
Glenview, IL 60025-3767

David Leary, Trustee
FBO Town of Weymouth
457 Deferred Compensation Plan           -               -               -                 -               10.54%
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO  80111-5002

First Command Bank Trust
Attn:  Trust Department                  -               -               -                 -               6.67%
PO Box 901075
Fort Worth, TX  76101-2075

Macquarium Inc. 401(k)
Louis K or
Mark F Adler Trustees                    -               -               -               9.22%               -
Omnibus Acct
910 Travis St, Ste 1950
Houston, TX  77002-5806

MCB Trust Services Custodian
FBO Harmony Printing &
Development                              -               -               -              15.63%               -
700 17th St, Ste 300
Denver, CO 80202-3531

                                      CLASS A         CLASS B         CLASS C           CLASS R         INSTITUTIONAL
                                      SHARES           SHARES          SHARES            SHARES         CLASS SHARES
                                  ---------------- --------------- --------------- ------------------ -----------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                              8.92%           5.76%           14.85%           15.11%               -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246

Reginald B Berka or William
Nichtberger Trustees FBO
Aphelion Inc. Employees Savings          -               -               -               6.75%               -
Trust
1100 Nasa Rd 1, Ste 606
Houston, TX  77058-3325

Town of Watertown, Trustee
FBO Town of Watertown
457 Deferred Compensation Plan           -               -               -                 -               5.32%
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO   80111-5002

William Wilson Assoc Architects
401(k)
James Leslie TTEE                        -               -               -               7.02%               -
Omnibus Acct
374 Congress St, Ste 400
Boston, MA  02210-1807



MANAGEMENT OWNERSHIP



         As of August 15, 2005, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

                                   APPENDIX G


                                 MANAGEMENT FEES

For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


    FUND NAME                            2004                                              2003
------------------- ----------------------------------------------- -------------------------------------------------
                                                         NET             NET
                      MANAGEMENT      MANAGEMENT      MANAGEMENT      MANAGEMENT       MANAGEMENT     NET MANAGEMENT
                      FEE PAYABLE     FEE WAIVERS      FEE PAID        FEE PAID        FEE WAIVERS       FEE PAID
------------------- --------------- --------------- --------------- ---------------- --------------- ----------------
AIM Aggressive       $14,026,309       $12,113       $14,014,196      $13,458,191       $16,521         $13,441,670
Growth Fund

AIM Blue Chip Fund   $18,508,235       $11,809       $18,496,426      $17,924,075       $21,702         $17,902,373

AIM Capital           $7,018,923       $8,699        $7,010,224       $6,014,863        $11,378         $ 6,003,485
Development Fund

AIM Charter Fund     $20,136,790       $44,820       $20,091,970      $20,917,533       $71,387         $20,846,146

AIM Constellation    $46,243,987      $623,391       $45,620,596      $46,349,081       $638,100        $45,710,981
Fund

AIM Diversified        600,345         531,230          69,115          215,768         175,090           40,678
Dividend Fund

AIM Large Cap         $2,109,274       $2,312         $2,106,962      $1,211,828         $1,844         $1,209,984
Basic Value

AIM Large Cap         $5,663,512       $3,368         $5,660,144      $1,987,347         $1,994         $1,985,353
Growth Fund

AIM Mid Cap           $1,780,749       $2,147         $1,778,602      $1,343,201         $2,625         $1,340,576
Growth Fund

AIM Weingarten       $17,028,857       $5,987        $17,022,870      $17,030,956        $8,168         $17,022,788
Fund

    FUND NAME                            2002
------------------- ----------------------------------------------

                     MANAGEMENT       MANAGEMENT      MANAGEMENT
                     FEE PAYABLE      FEE WAIVERS     FEE PAYABLE
------------------- --------------- ---------------- -------------
AIM Aggressive       $17,081,494        $16,400       $17,065,094
Growth Fund

AIM Blue Chip Fund   $24,803,281        $26,519       $24,776,762

AIM Capital           $7,368,692        $11,465        $7,357,227
Development Fund

AIM Charter Fund     $29,583,893        $58,255       $29,525,638

AIM Constellation    $63,117,935      $1,334,866      $61,783,069
Fund

AIM Diversified         44,236          44,236            -0-
Dividend Fund

AIM Large Cap         $1,168,281         $793          $1,167,488
Basic Value

AIM Large Cap         $2,371,037        $3,052         $2,367,985
Growth Fund

AIM Mid Cap           $1,620,211        $2,679         $1,617,532
Growth Fund

AIM Weingarten       $26,086,537        $28,985       $26,057,552
Fund

                                   APPENDIX H
                               PORTFOLIO MANAGERS


                             As of October 31, 2004

                            INVESTMENTS IN EACH FUND


              NAME OF PORTFOLIO MANAGER                      DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
------------------------------------------------------- ------------------------------------------------------
                                         AIM AGGRESSIVE GROWTH FUND

Jay K. Rushin                                                            $50,001 - $100,000

                                             AIM BLUE CHIP FUND

Kirk L. Anderson                                                           $1.00 - $10,000

                                        AIM CAPITAL DEVELOPMENT FUND

Paul J. Rasplicka                                                        $100,001 - $500,000

                                              AIM CHARTER FUND

Ronald S. Sloan                                                         $500,001 - $1,000,000

                                           AIM CONSTELLATION FUND

Christian A. Costanzo                                                    $100,001 - $500,000
Robert J. Lloyd                                                                  None
Bryan A. Unterhalter                                                      $10,001 - $50,000
Kenneth A. Zschappel                                                     $100,001 - $500,000

                                        AIM DIVERSIFIED DIVIDEND FUND

Meggan Walsh                                                             $100,001 - $500,000

                                       AIM LARGE CAP BASIC VALUE FUND

R. Canon Coleman II                                                       $50,001 - $100,000
Matthew W. Seinsheimer                                                    $10,001 - $50,000
Michael J. Simon                                                          $10,001 - $50,000
Bret W. Stanley                                                         $500,001 - $1,000,000

                                          AIM LARGE CAP GROWTH FUND

Geoffrey V. Keeling                                                      $100,001 - $500,000
Robert L. Shoss                                                          $100,001 - $500,000


----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

                                           AIM MID CAP GROWTH FUND

Karl Farmer                                                                $50,001 - $100,000
Paul Rasplicka(2)                                                            $1.00 - $10,000

                                             AIM WEINGARTEN FUND

James G. Birdsall                                                        $100,001 - $500,000
Lanny H. Sachnowitz                                                     $500,001 - $1,000,000


DESCRIPTION OF COMPENSATION STRUCTURE

AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

o BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

o ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

     High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.


----------
(2) Mr. Rasplicka began serving as portfolio manager on AIM Mid Cap Growth Fund on April 29, 2005. Ownership information has been provided as of March 31, 2005.

o PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS

                             As of October 31, 2004

         AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.


   NAME OF PORTFOLIO MANAGER              NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
                                                         TOTAL ASSETS BY CATEGORY
--------------------------------- -------------------------------------------------------------------------
                                          AIM AGGRESSIVE GROWTH FUND

Jay K. Rushin                     10 Registered Mutual Funds with $1,832,566,185 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                                  2 Other Accounts with $302,491 in total assets under management(3)

                                              AIM BLUE CHIP FUND

Kirk L. Anderson                  16 Registered Mutual Funds with $5,446,066,160 in total assets under management

                                  4 Unregistered Pooled Investment Vehicle with $403,532,853 in total assets under management

                                         AIM CAPITAL DEVELOPMENT FUND

Paul J. Rasplicka                 6 Registered Mutual Funds with $3,195,133,930 in total assets under management

                                  1 Other Account with $1,722,818 in total assets under management

                                               AIM CHARTER FUND

Ronald S. Sloan                   10 Registered Mutual Funds with $14,243,823,980 in total assets under management

                                  2 Unregistered Pooled Investment Vehicles with $54,820,135 in total assets under management

                                  7,696 Other Accounts with $1,605,249,642 in total assets under management(3)


----------
(3) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

   NAME OF PORTFOLIO MANAGER              NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
                                                         TOTAL ASSETS BY CATEGORY
--------------------------------- -------------------------------------------------------------------------
                                            AIM CONSTELLATION FUND

Christian A. Costanzo             4 Registered Mutual Funds with $1,771,220,355 in total assets under management

                                  2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                                  201 Other Accounts with $32,983,919 in total assets under management(3)

Robert J. Lloyd                   5 Registered Mutual Funds with $3,853,316,960 in total assets under management

                                  2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                                  201 Other Accounts with $32,983,919 in total assets under management(3)

Bryan A. Unterhalter              13 Registered Mutual Funds with $4,169,122,766 in total assets under management

                                  5 Unregistered Pooled Investment Vehicles with $441,234,148 in total assets under management

                                  201 Other Accounts with $32,983,919 in total assets under management(3)

Kenneth A. Zschappel              5 Registered Mutual Funds with $3,853,316,960 in total assets under management

                                  2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                                  201 Other Accounts with $32,983,919 in total assets under management


                                            AIM DIVERSIFIED DIVIDEND FUND

Meggan M. Walsh                   3 Registered Mutual Funds with $1,211,843,828 in total assets under management


                                            AIM LARGE CAP BASIC VALUE FUND

R. Canon Coleman II               8 Registered Mutual Funds with $10,090,324,076 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under managementERROR!
                                  BOOKMARK NOT DEFINED.


----------
(3) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

   NAME OF PORTFOLIO MANAGER              NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
                                                         TOTAL ASSETS BY CATEGORY
--------------------------------- -------------------------------------------------------------------------
Matthew W. Seinsheimer            8 Registered Mutual Funds with $10,090,324,076 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management(3)

Michael J. Simon                  12 Registered Mutual Funds with $11,384,494,170 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under managementERROR!
                                  BOOKMARK NOT DEFINED.

Bret W. Stanley                   11 Registered Mutual Funds with $20,628,926,879 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management(3)

----------
(3) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

   NAME OF PORTFOLIO MANAGER                NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
                                                          TOTAL ASSETS BY CATEGORY
--------------------------------- ----------------------------------------------------------------------------
                                           AIM LARGE CAP GROWTH FUND

Geoffrey V. Keeling               2 Registered Mutual Funds with $147,937,233 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $12,348,024 in total assets under management

                                  12 Other Accounts with $3,182,749 in total assets under management(3)

Robert L. Shoss                   2 Registered Mutual Funds with $147,937,233 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $12,348,024 in total assets under management

                                  12 Other Accounts with $3,182,749 in total assets under management(3)

                                            AIM MID CAP GROWTH FUND

Karl Farmer                       7 Registered Mutual Funds with $2,849,187,575 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                                  2 Other Accounts with $302,491 in total assets under management(4)

Paul Rasplicka(2)                 7 Registered Mutual Funds with $3,712,416,204 in total assets under management

                                  1 Other Account with $2,239,001 in total assets under management(3)

                                              AIM WEINGARTEN FUND

James G. Birdsall                 5 Registered Mutual Funds with $1,842,889,409 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $18,369,509 in total assets under management

Lanny H. Sachnowitz               6 Registered Mutual Funds with $9,453,773,386 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $18,369,509 in total assets under management



----------
(2) Mr. Rasplicka began serving as portfolio manager on AIM Mid Cap Growth Fund on April 29, 2005. Ownership information has been provided as of March 31, 2005.


(3) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.


(4) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio mangers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

POTENTIAL CONFLICTS OF INTEREST

         Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

o The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

o With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

o Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.


         AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX I


                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:


         FUND NAME                   2004         2003          2002
-----------------------------      --------     --------      -------
AIM Aggressive Growth Fund         $476,287     $453,825      383,159
AIM Blue Chip Fund                  575,871      540,113      441,011
AIM Capital Development Fund        282,196      240,864      205,580
AIM Charter Fund                    585,397      574,103      468,551
AIM Constellation Fund              710,711      696,174      629,514
AIM Diversified Dividend Fund        50,000       50,000       41,781
AIM Large Cap Basic Value Fund      125,883       50,000       50,000
AIM Large Cap Growth Fund           218,708       91,795       87,337
AIM Mid Cap Growth Fund              86,224       50,000       50,000
AIM Weingarten Fund                 533,540      519,857      450,564

                                   APPENDIX J



                              BROKERAGE COMMISSIONS




         Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years or period ended October 31, were as follows:



                  FUND                    2004            2003            2002
----------------------------------    -----------     -----------     -----------
AIM Aggressive Growth Fund(2)         $ 7,102,771     $ 5,139,873     $ 5,920,899
AIM Blue Chip Fund(3)                   2,264,163       2,832,412       4,014,589
AIM Capital Development Fund(4)         2,240,761       3,101,168       4,525,600
AIM Charter Fund(5)                     3,381,601       3,525,696      12,272,154
AIM Constellation Fund(6)              10,626,009      13,209,426      16,936,943
AIM Diversified Dividend Fund              67,689          66,926          17,394
AIM Large Cap Basic Value Fund(7)         149,169         280,781         300,919
AIM Large Cap Growth Fund(8)            2,273,002       1,051,689         864,959
AIM Mid Cap Growth Fund                 1,108,221       1,267,594       1,118,766
AIM Weingarten Fund(10)                 6,145,868      12,206,561      23,824,701




----------
(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.



(2) The variation in brokerage commissions paid by AIM Aggressive Growth Fund for the fiscal year ended October 31, 2004, as compared to the prior fiscal year, was due to the realignment of the Fund's portfolio to fit the investment process of the current management team that assumed management of the Fund in April of 2004.



(3) The variation in brokerage commissions paid by AIM Blue Chip Fund for the fiscal year ended October 31, 2003, as compared to the prior fiscal year was due to a decrease in the average net assets of the Fund.



(4) The variation in brokerage commissions paid by AIM Capital Development Fund for the fiscal year ended October 31, 2003, as compared to the prior fiscal year was due to decrease in portfolio turnover.



(5) The variation in brokerage commissions paid by AIM Charter Fund for the fiscal year ended October 31, 2003, as compared to the two prior fiscal years was due to the repositioning of the Fund in 2002, resulting in decreased portfolio turnover and decreased commissions.



(6) The variation in brokerage commissions paid by AIM Constellation Fund for the fiscal year ended October 31, 2004, as compared to the prior fiscal year, was due to a decrease in portfolio turnover.



(7) The variation in brokerage commissions paid by AIM Large Cap Basic Value Fund for the fiscal year ended October 31, 2004, as compared to the prior fiscal year, was due to a decrease in portfolio turnover.



(8) The variation in brokerage commissions paid by AIM Large Cap Growth Fund for the fiscal year ended October 31, 2004, as compared to the prior fiscal year, was due to increased trading costs as a result of acquiring additional assets from the acquisition of INVESCO Growth Fund.



(9)      Commenced operations on August 30, 2002.



(10) The variation in brokerage commissions paid by AIM Weingarten Fund for the fiscal year ended October 31, 2004, as compared to the prior fiscal year, was due to a decrease in portfolio turnover.

                                   APPENDIX K


             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

         During the last fiscal year ended October 31, 2004, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                               Related
Fund                                Transactions(1)    Brokerage Commissions(1)
------------------------------     -----------------   ------------------------

AIM Aggressive Growth Fund         $3,661,519,389.34             $ 7,930,626.33
AIM Blue Chip Fund                  1,648,521,328.82               1,915,196.70
AIM Capital Development Fund        1,005,659,315.62               4,761,859.73
AIM Charter Fund                    2,131,213,461.20               3,018,888.70
AIM Constellation Fund              6,012,345,994.81              12,147,962.04
AIM Large Cap Basic Value Fund        156,558,434.56                 129,622.91
AIM Diversified Dividend Fund          91,049,675.43                  91,950.71
AIM Large Cap Growth Fund           1,537,684,180.51               2,048,160.67
AIM Mid Cap Growth Fund               571,548,936.58               1,201,521.39
AIM Weingarten Fund                 3,324,018,528.77               5,983,786.10


----------
(1) Amount is inclusive of commissions paid to, and brokerage transactions placed with, certain brokers that provide execution, research and other services.


         During the last fiscal year ended October 31, 2004, the Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

              Fund/Issuer                Security       Market Value (as of October 31, 2004)
----------------------------------     ------------     -------------------------------------
AIM Aggressive Growth Fund
   Edwards (A.G), Inc.                 Common Stock                    $ 9,065,000
   Legg Mason, Inc.                    Common Stock                     28,669,500
   Lehman Brothers Holdings Inc.       Common Stock                     14,376,250

AIM Blue Chip Fund
   Goldman Sachs Group, Inc. (The)     Common Stock                     30,989,700
   J.P. Morgan Chase & Co.             Common Stock                     52,882,000
   Merrill Lynch & Co., Inc.           Common Stock                     29,667,000
   Morgan Stanley                      Common Stock                     25,545,000

AIM Charter Fund
   Morgan Stanley                      Common Stock                     29,747,152

AIM Constellation Fund
   Goldman Sachs Group, Inc. (The)     Common Stock                    $24,595,000
   JPMorgan Chase & Co.                Common Stock                     57,900,000

AIM Diversified Dividend Fund
    Morgan Stanley                     Common Stock                      2,166,216

AIM Large Cap Basic Value Fund
   JPMorgan Chase & Co.                Common Stock                     12,481,542
   Merrill Lynch & Co., Inc.           Common Stock                      6,893,532
   Morgan Stanley                      Common Stock                      8,276,580

AIM Mid Cap Growth Fund
   Legg Mason, Inc.                    Common Stock                      2,357,270

AIM Weingarten Fund
   Goldman Sachs Group, Inc. (The)     Common Stock                     39,352,000
   JPMorgan Chase & Co.                Common Stock                     38,600,000
   Lehman Brothers Holdings Inc.       Common Stock                     24,645,000
   Merrill Lynch & Co., Inc.           Common Stock                     26,970,000

                                   APPENDIX L


                                PERFORMANCE DATA


         The average annual total returns for each Fund for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:


AVERAGE ANNUAL TOTAL RETURN


                                                                       PERIODS ENDED APRIL 30, 2005
                                             ---------------------------------------------------------------------------------
                                                                               10
INSTITUTIONAL SHARES:                        1 YEAR          5 YEARS          YEARS       SINCE INCEPTION       INCEPTION DATE
                                             ------          -------          -----       ---------------       --------------
AIM Aggressive Growth Fund                    3.15%            N/A             N/A              0.93              03/15/2002
AIM Blue Chip Fund                            0.72             N/A             N/A             -2.49              03/15/2002
AIM Capital Development Fund                  5.08             N/A             N/A              3.41              03/15/2002
AIM Charter Fund                              4.76            -6.13%          8.69%             N/A               07/30/1991
AIM Constellation Fund                        1.72            -8.48           6.66              N/A               04/08/1992
AIM Diversified Dividend Fund(1)              8.63             N/A             N/A              6.61              12/31/2001(3)
AIM Large Cap Basic Value(2)                  4.20             4.59            N/A              5.45              06/30/1999(3)
AIM Large Cap Growth(2)                       1.86            -10.95           N/A             -1.06              03/01/1999(3)
AIM Mid Cap Growth(2)                         0.65            -9.59            N/A             -1.35              11/01/1999(3)
AIM Weingarten Fund                           2.78            -14.54          4.80              N/A               10/08/1991



----------
(1) The returns shown for these periods are the restated historical performance of AIM Diversified Dividend Fund's Class A shares at the net asset value, and reflect the Rule 12b-1 fees applicable to Class A shares.



(2) The returns shown for the five year period and since inception are the blended returns of AIM Diversified Dividend Fund's, AIM Large Cap Basic Value Fund's and AIM Large Cap Growth Fund's Institutional Class shares since April 30, 2004 and the restated historical performance of each Funds' Class A shares (for periods prior to April 30, 2004) at net asset value, and reflect the Rule 12b-1 fees applicable to the Class A shares.



(3) The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the AIM Large Cap Basic Value Fund's, AIM Large Cap Growth Fund's and AIM Mid Cap Growth Fund's Institutional Class shares is April 30, 2004. As of the date of this Statement of Additional Information, the Institutional Class Shares of AIM Diversified Dividend Fund had not yet commenced operations.



         The cumulative total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) from inception through April 30 are as follows:


CUMULATIVE TOTAL RETURN


                                                                       PERIODS ENDED APRIL 30, 2005
                                             -------------------------------------------------------------------------------
                                                                               10
INSTITUTIONAL SHARES:                        1 YEAR          5 YEARS          YEARS     SINCE INCEPTION       INCEPTION DATE
                                             ------          -------          -----     ---------------       --------------
AIM Aggressive Growth Fund                    3.15%            N/A             N/A             2.94%           03/15/2002
AIM Blue Chip Fund                            0.72             N/A             N/A             -7.58           03/15/2002
AIM Capital Development Fund                  5.08             N/A             N/A             11.04           03/15/2002
AIM Charter Fund                              4.76           -27.12%         130.04%            N/A            07/30/1991
AIM Constellation Fund                        1.72            -35.78          90.58             N/A            04/08/1992
AIM Diversified Dividend Fund(1)              8.63             N/A             N/A             23.74           12/31/2001(3)
AIM Large Cap Basic Value(2)                  4.20            25.17            N/A             36.32           06/30/1999(3)
AIM Large Cap Growth(2)                       1.86            -44.01           N/A             -6.34           03/01/1999(3)
AIM Mid Cap Growth(2)                         0.65            -39.58           N/A             -7.20           11/01/1999(3)
AIM Weingarten Fund                           2.78            -54.41          59.87             N/A            10/08/1991

(1) The returns shown for these periods are the restated historical performance of AIM Diversified Dividend Fund's Class A shares at the net asset value, and reflect the Rule 12b-1 fees applicable to Class A shares.



(2) The returns shown for the five year period and since inception are the blended returns of AIM Diversified Dividend Fund's, AIM Large Cap Basic Value Fund's and AIM Large Cap Growth Fund's Institutional Class shares since April 30, 2004 and the restated historical performance of each Funds' Class A shares (for periods prior to April 30, 2004) at net asset value, and reflect the Rule 12b-1 fees applicable to the Class A shares.



(3) The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the AIM Large Cap Basic Value Fund's, AIM Large Cap Growth Fund's and AIM Mid Cap Growth Fund's Institutional Class shares is April 30, 2004. As of the date of this Statement of Additional Information, the Institutional Class Shares of AIM Diversified Dividend Fund had not yet commenced operations.



AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)


The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:



                                                                       PERIODS ENDED APRIL 30, 2005
                                             -------------------------------------------------------------------------------
                                                                               10
INSTITUTIONAL SHARES:                        1 YEAR          5 YEARS          YEARS     SINCE INCEPTION       INCEPTION DATE
                                             ------          -------          -----     ---------------       --------------
AIM Aggressive Growth Fund                    3.15%            N/A             N/A             0.93%           03/15/2002
AIM Blue Chip Fund                            0.72             N/A             N/A             -2.49           03/15/2002
AIM Capital Development Fund                  3.95             N/A             N/A              2.93           03/15/2002
AIM Charter Fund                              4.54            -6.39%          7.04%             N/A            07/30/1991
AIM Constellation Fund                        1.72            -9.20           5.63              N/A            04/08/1992
AIM Diversified Dividend Fund(1)              7.93             N/A             N/A              6.34           12/31/2001(3)
AIM Large Cap Basic Value(2)                  4.20             4.55            N/A              5.20           06/30/1999(3)
AIM Large Cap Growth(2)                       1.86            -10.95           N/A             -1.06           03/01/1999(3)
AIM Mid Cap Growth(2)                         0.65            -9.59            N/A             -1.35           11/01/1999(3)
AIM Weingarten Fund                           2.78            -15.03          2.79              N/A            10/08/1991



(1) The returns shown for these periods are the restated historical performance of AIM Diversified Dividend Fund's Class A shares at the net asset value, and reflect the Rule 12b-1 fees applicable to Class A shares.



(2) The returns shown for the five year period and since inception are the blended returns of AIM Diversified Dividend Fund's, AIM Large Cap Basic Value Fund's and AIM Large Cap Growth Fund's Institutional Class shares since April 30, 2004 and the restated historical performance of each Funds' Class A shares (for periods prior to April 30, 2004) at net asset value, and reflect the Rule 12b-1 fees applicable to the Class A shares.



(3) The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the AIM Large Cap Basic Value Fund's, AIM Large Cap Growth Fund's and AIM Mid Cap Growth Fund's Institutional Class shares is April 30, 2004. As of the date of this Statement of Additional Information, the Institutional Class Shares of AIM Diversified Dividend Fund had not yet commenced operations.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)


         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30 are as follows:



                                                                     PERIODS ENDED APRIL 30, 2005
                                            -----------------------------------------------------------------------------
                                                                          10
INSTITUTIONAL SHARES:                       1 YEAR        5 YEARS        YEARS       SINCE INCEPTION       INCEPTION DATE
                                            ------        -------        -----       ---------------       --------------
AIM Aggressive Growth Fund                   2.05%          N/A           N/A             0.79%              03/15/2002
AIM Blue Chip Fund                           0.47           N/A           N/A             -2.11              03/15/2002
AIM Capital Development Fund                 4.94           N/A           N/A              2.92              03/15/2002
AIM Charter Fund                             3.39         -5.13%         6.73%             N/A               07/30/1991
AIM Constellation Fund                       1.12          -7.03         5.61              N/A               04/08/1992
AIM Diversified Dividend Fund(1)             6.09           N/A           N/A              5.61              12/31/2001(3)
AIM Large Cap Basic Value(2)                 2.73          3.93           N/A              4.54              06/30/1999(3)
AIM Large Cap Growth(2)                      1.21          -8.94          N/A             -0.90              03/01/1999(3)
AIM Mid Cap Growth(2)                        0.42          -7.88          N/A             -1.14              11/01/1999(3)
AIM Weingarten Fund                          1.81         -11.62         3.50              N/A               10/08/1991



(1) The returns shown for these periods are the restated historical performance of AIM Diversified Dividend Fund's Class A shares at the net asset value, and reflect the Rule 12b-1 fees applicable to Class A shares.



(2) The returns shown for the five year period and since inception are the blended returns of AIM Diversified Dividend Fund's, AIM Large Cap Basic Value Fund's and AIM Large Cap Growth Fund's Institutional Class shares since April 30, 2004 and the restated historical performance of each Funds' Class A shares (for periods prior to April 30, 2004) at net asset value, and reflect the Rule 12b-1 fees applicable to the Class A shares.



(3) The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the AIM Large Cap Basic Value Fund's, AIM Large Cap Growth Fund's and AIM Mid Cap Growth Fund's Institutional Class shares is April 30, 2004. As of the date of this Statement of Additional Information, the Institutional Class Shares of AIM Diversified Dividend Fund had not yet commenced operations.

                                  APPENDIX M-1
                    PENDING LITIGATION ALLEGING MARKET TIMING



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of August 19, 2005 (with the exception of the Sayegh lawsuit discussed below).



         RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division,

         State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE

         FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY

         GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE

         OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
         Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         ANNE G. PERENTESIS (WIDOW) v. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs and expenses.



         Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al., Mike Sayegh v. Janus Capital Corporation, et al. and Anne G. Perentesis (widow) v. AIM Investments, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below);
(ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.



         RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN),
         V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD
         J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC.,

         CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



         CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX M-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING




         The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of August 19, 2005.



         T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
         T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss the plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion.



         JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX M-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of August 19, 2005.



         All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed.



         RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX M-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES



      The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of August 19, 2005.



         By order of the United States District Court for the Southern District of Texas, Houston Division, the Lieber lawsuit discussed below has been consolidated for pre-trial purposes into the Zucker lawsuit discussed below and administratively closed.



         LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this case to alleged violations of Section 36(b) against ADI.



         STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this case to alleged violations of Section 36(b) against ADI.



         HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of:
         Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a) (2) and 17(a) (3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX M-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of August 19, 2005.



         By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG.



         JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
         H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND,

         INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
         H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY
         W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE

         FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM

         INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE

         INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  APPENDIX M-6
         PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                            CLASS ACTION SETTLEMENTS



         The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was dismissed by the Court on August 12, 2005.



         AVO HOGAN AND JULIAN W. MEADOWS, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern District of Texas (Civil Action No. 3:05-CV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                              FINANCIAL STATEMENTS



         Pursuant to Rule 3-03(d) of Regulation S-X, unaudited financials for the period ended April 30, 2005, for Registrant's portfolios have been included in addition to the portfolios' audited financials for the period ended October 31, 2004. Such financials reflect all adjustments which are of a normal recurring nature and which are in the opinion of management, necessary to a fair statement of the results for the periods presented.



                                                                              FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Aggressive Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Aggressive Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS-95.48%

ADVERTISING-1.94%

Lamar Advertising Co.-Class A(a)(b)                350,000   $   14,497,000
---------------------------------------------------------------------------
Omnicom Group Inc.                                 300,000       23,670,000
===========================================================================
                                                                 38,167,000
===========================================================================

AIRLINES-0.80%

Southwest Airlines Co.                           1,000,000       15,770,000
===========================================================================

APPAREL RETAIL-3.93%

Aeropostale, Inc.(a)(c)                            475,000       14,986,250
---------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                          500,000       11,230,000
---------------------------------------------------------------------------
Foot Locker, Inc.                                  500,000       12,200,000
---------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)(b)                  490,800       15,254,064
---------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)(c)        1,000,000       23,440,000
===========================================================================
                                                                 77,110,314
===========================================================================

APPLICATION SOFTWARE-4.15%

Amdocs Ltd. (United Kingdom)(a)                    625,000       15,718,750
---------------------------------------------------------------------------
Citrix Systems, Inc.(a)(b)                         750,000       18,097,500
---------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                           450,000       17,779,500
---------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       425,000       18,457,750
---------------------------------------------------------------------------
Synopsys, Inc.(a)                                  700,000       11,368,000
===========================================================================
                                                                 81,421,500
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-5.61%

Affiliated Managers Group, Inc.(a)(b)              300,000       16,752,000
---------------------------------------------------------------------------
Investors Financial Services Corp.(b)            1,100,000       42,339,000
---------------------------------------------------------------------------
Legg Mason, Inc.(b)                                450,000       28,669,500
---------------------------------------------------------------------------
T. Rowe Price Group Inc.                           400,000       22,308,000
===========================================================================
                                                                110,068,500
===========================================================================

BIOTECHNOLOGY-2.79%

Amylin Pharmaceuticals, Inc.(a)(b)                 675,000       14,377,500
---------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)                    235,000        9,973,400
---------------------------------------------------------------------------
Invitrogen Corp.(a)                                300,000       17,370,000
---------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)(b)                    200,000       12,996,000
===========================================================================
                                                                 54,716,900
===========================================================================

BROADCASTING & CABLE TV-2.09%

Radio One, Inc.-Class D(a)                       1,000,000       14,690,000
---------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)(b)        850,000       26,316,000
===========================================================================
                                                                 41,006,000
===========================================================================

BUILDING PRODUCTS-1.26%

American Standard Cos. Inc.(a)                     678,000       24,794,460
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-6.52%

ADTRAN, Inc.                                       239,400   $    5,171,040
---------------------------------------------------------------------------
Andrew Corp.(a)                                    925,000       12,931,500
---------------------------------------------------------------------------
Avaya Inc.(a)(b)                                 1,250,000       18,000,000
---------------------------------------------------------------------------
Avocent Corp.(a)                                   350,000       12,460,000
---------------------------------------------------------------------------
Comverse Technology, Inc.(a)(b)                  1,500,000       30,960,000
---------------------------------------------------------------------------
Plantronics, Inc.                                  528,600       22,994,100
---------------------------------------------------------------------------
Polycom, Inc.(a)                                   500,000       10,325,000
---------------------------------------------------------------------------
Tekelec(a)                                         682,500       15,233,400
===========================================================================
                                                                128,075,040
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.98%

Best Buy Co., Inc.                                 325,000       19,246,500
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

Joy Global Inc.                                    375,000       12,671,250
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-7.24%

Alliance Data Systems Corp.(a)(b)                1,000,000       42,280,000
---------------------------------------------------------------------------
Fiserv, Inc.(a)                                  1,000,000       35,540,000
---------------------------------------------------------------------------
Paychex, Inc.(b)                                   750,000       24,595,500
---------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                     1,500,000       39,735,000
===========================================================================
                                                                142,150,500
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.81%

Cintas Corp.(b)                                    750,000       32,355,000
---------------------------------------------------------------------------
Corporate Executive Board Co. (The)(c)             200,000       12,730,000
---------------------------------------------------------------------------
CoStar Group Inc.(a)                               250,000       10,092,500
===========================================================================
                                                                 55,177,500
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.47%

Cooper Industries, Ltd.-Class A (Bermuda)          225,000       14,377,500
---------------------------------------------------------------------------
EnerSys(a)                                       1,100,000       14,520,000
===========================================================================
                                                                 28,897,500
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.99%

Agilent Technologies, Inc.(a)(b)                   750,000       18,795,000
---------------------------------------------------------------------------
Littelfuse, Inc.(a)                                250,000        8,155,000
---------------------------------------------------------------------------
Tektronix, Inc.                                    400,000       12,132,000
===========================================================================
                                                                 39,082,000
===========================================================================

EMPLOYMENT SERVICES-2.23%

Robert Half International Inc.                   1,650,000       43,774,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.94%

Family Dollar Stores, Inc.(b)                      625,000   $   18,468,750
===========================================================================

HEALTH CARE EQUIPMENT-3.05%

Cytyc Corp.(a)                                     385,000       10,044,650
---------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)         600,000       34,416,000
---------------------------------------------------------------------------
PerkinElmer, Inc.                                  750,000       15,405,000
===========================================================================
                                                                 59,865,650
===========================================================================

HEALTH CARE FACILITIES-1.95%

Health Management Associates, Inc.-Class A(b)      500,000       10,330,000
---------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                       350,000       11,347,000
---------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                           500,000       16,515,000
===========================================================================
                                                                 38,192,000
===========================================================================

HEALTH CARE SERVICES-4.90%

Caremark Rx, Inc.(a)                             1,250,000       37,462,500
---------------------------------------------------------------------------
DaVita, Inc.(a)                                    600,000       17,772,000
---------------------------------------------------------------------------
Express Scripts, Inc.(a)(b)                        400,000       25,600,000
---------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                    450,000       15,259,500
===========================================================================
                                                                 96,094,000
===========================================================================

HOTELS, RESORTS & CRUISE LINES-0.83%

Royal Caribbean Cruises Ltd. (Liberia)(b)          350,000       16,310,000
===========================================================================

INDUSTRIAL CONGLOMERATES-2.17%

Textron Inc.(c)                                    625,000       42,593,750
===========================================================================

INDUSTRIAL MACHINERY-1.28%

Danaher Corp.(b)                                   200,000       11,026,000
---------------------------------------------------------------------------
Eaton Corp.                                        221,000       14,132,950
===========================================================================
                                                                 25,158,950
===========================================================================

INVESTMENT BANKING & BROKERAGE-1.86%

Ameritrade Holding Corp.(a)                      1,000,000       13,020,000
---------------------------------------------------------------------------
Edwards (A.G.), Inc.(b)                            250,000        9,065,000
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      175,000       14,376,250
===========================================================================
                                                                 36,461,250
===========================================================================

IT CONSULTING & OTHER SERVICES-1.35%

Acxiom Corp.                                       600,000       15,000,000
---------------------------------------------------------------------------
CACI International Inc.-Class A(a)                 188,800       11,511,136
===========================================================================
                                                                 26,511,136
===========================================================================

LEISURE PRODUCTS-0.72%

Brunswick Corp.                                    300,000       14,076,000
===========================================================================

MOVIES & ENTERTAINMENT-0.92%

Regal Entertainment Group-Class A(b)               912,200       18,161,902
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

OIL & GAS DRILLING-0.59%

Patterson-UTI Energy, Inc.(c)                      600,000   $   11,538,000
===========================================================================

PAPER PRODUCTS-0.47%

Bowater Inc.                                       250,000        9,210,000
===========================================================================

PHARMACEUTICALS-4.21%

Allergan, Inc.                                      34,100        2,440,196
---------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                       550,000       20,707,500
---------------------------------------------------------------------------
Eon Labs, Inc.(a)                                  354,939        8,735,049
---------------------------------------------------------------------------
Impax Laboratories, Inc.(a)(b)                     922,200       13,611,672
---------------------------------------------------------------------------
IVAX Corp.(a)(b)                                   937,500       16,968,750
---------------------------------------------------------------------------
MGI Pharma, Inc.(a)                                400,000       10,668,000
---------------------------------------------------------------------------
Valeant Pharmaceuticals International              400,000        9,600,000
===========================================================================
                                                                 82,731,167
===========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.99%

CB Richard Ellis Group, Inc.-Class A(a)            750,000       19,425,000
===========================================================================

RESTAURANTS-3.69%

Brinker International, Inc.(a)(b)                  750,000       24,225,000
---------------------------------------------------------------------------
CBRL Group, Inc.                                   500,000       18,130,000
---------------------------------------------------------------------------
Ruby Tuesday, Inc.                                 675,000       16,672,500
---------------------------------------------------------------------------
Wendy's International, Inc.                        400,000       13,348,000
===========================================================================
                                                                 72,375,500
===========================================================================

SEMICONDUCTOR EQUIPMENT-3.10%

KLA-Tencor Corp.(a)(b)                             500,000       22,765,000
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)(b)                     1,000,000       25,910,000
---------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          350,000       12,113,500
===========================================================================
                                                                 60,788,500
===========================================================================

SEMICONDUCTORS-6.63%

Marvell Technology Group Ltd. (Bermuda)(a)(c)      375,000       10,713,750
---------------------------------------------------------------------------
AMIS Holdings, Inc.(a)                           1,100,000       16,720,000
---------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          625,000       16,906,250
---------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)            1,500,000       17,730,000
---------------------------------------------------------------------------
Microchip Technology Inc.(b)                     1,000,000       30,250,000
---------------------------------------------------------------------------
Micron Technology, Inc.(a)(b)                    1,000,000       12,180,000
---------------------------------------------------------------------------
RF Micro Devices, Inc.(a)(b)                     1,525,000        9,927,750
---------------------------------------------------------------------------
Semtech Corp.(a)(b)                                750,000       15,660,000
===========================================================================
                                                                130,087,750
===========================================================================

SPECIALTY CHEMICALS-0.48%

Valspar Corp. (The)                                200,000        9,332,000
===========================================================================

SPECIALTY STORES-4.23%

Advance Auto Parts, Inc.(a)                         61,000        2,386,320
---------------------------------------------------------------------------
Linens 'n Things, Inc.(a)                          750,000       18,060,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Staples, Inc.(b)                                 1,000,000   $   29,740,000
---------------------------------------------------------------------------
Tiffany & Co.                                      500,000       14,665,000
---------------------------------------------------------------------------
Tractor Supply Co.(a)                              500,000       18,140,000
===========================================================================
                                                                 82,991,320
===========================================================================

TECHNOLOGY DISTRIBUTORS-1.26%

CDW Corp.                                          400,000       24,812,000
===========================================================================

THRIFTS & MORTGAGE FINANCE-0.70%

New York Community Bancorp, Inc.(b)                750,000       13,770,000
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.87%

MSC Industrial Direct Co., Inc.-Class A            500,000       17,070,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

TRUCKING-1.83%

Sirva Inc.(a)                                    1,500,000   $   36,000,000
===========================================================================
    Total Common Stocks (Cost $1,607,325,016)                 1,874,154,089
===========================================================================
MONEY MARKET FUNDS-4.94%

Liquid Assets Portfolio-Institutional
  Class(d)                                      48,442,076       48,442,076
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     48,442,076       48,442,076
===========================================================================
    Total Money Market Funds (Cost
      $96,884,152)                                               96,884,152
===========================================================================
TOTAL INVESTMENTS-100.42%
  (excluding investments purchased with cash
  collateral from securities loaned) (Cost
  $1,704,209,168)                                             1,971,038,241
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-13.03%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  127,900,554      127,900,554
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  127,900,554      127,900,554
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $255,801,108)                                       255,801,108
===========================================================================
TOTAL INVESTMENTS-113.45% (Cost
  $1,960,010,276)                                             2,226,839,349
===========================================================================
OTHER ASSETS LESS LIABILITIES-(13.45%)                         (263,934,602)
===========================================================================
NET ASSETS-100.00%                                           $1,962,904,747
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) A portion of this security is subject to call options written. See Note 1F and Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $1,607,325,016)*                            $1,874,154,089
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $352,685,260)                            352,685,260
============================================================
  Total investments (cost $1,960,010,276)      2,226,839,349
____________________________________________________________
============================================================
Cash                                                 990,624
------------------------------------------------------------
Receivables for:
  Investments sold                                45,624,834
------------------------------------------------------------
  Fund shares sold                                 1,096,985
------------------------------------------------------------
  Dividends                                          545,715
------------------------------------------------------------
  Premium options written                            402,609
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               152,955
------------------------------------------------------------
Other assets                                          31,627
============================================================
     Total assets                              2,275,684,698
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           50,838,522
------------------------------------------------------------
  Fund shares reacquired                           3,237,399
------------------------------------------------------------
  Options written, at market value (premiums
     received $830,758)                            1,000,960
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                289,833
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      255,801,108
------------------------------------------------------------
Accrued distribution fees                            586,155
------------------------------------------------------------
Accrued trustees' fees                                 2,700
------------------------------------------------------------
Accrued transfer agent fees                          820,724
------------------------------------------------------------
Accrued operating expenses                           202,550
============================================================
     Total liabilities                           312,779,951
============================================================
Net assets applicable to shares outstanding   $1,962,904,747
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,288,155,491
------------------------------------------------------------
Undistributed net investment income (loss)          (256,874)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts    (591,652,741)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                266,658,871
============================================================
                                              $1,962,904,747
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,640,288,448
____________________________________________________________
============================================================
Class B                                       $  248,424,615
____________________________________________________________
============================================================
Class C                                       $   71,229,207
____________________________________________________________
============================================================
Class R                                       $    2,834,226
____________________________________________________________
============================================================
Institutional Class                           $      128,251
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          170,545,391
____________________________________________________________
============================================================
Class B                                           27,157,561
____________________________________________________________
============================================================
Class C                                            7,787,511
____________________________________________________________
============================================================
Class R                                              296,658
____________________________________________________________
============================================================
Institutional Class                                   13,141
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.62
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.62 divided by
       94.50%)                                $        10.18
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $         9.15
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $         9.15
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $         9.55
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $         9.76
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $250,914,612 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,050)          $   8,323,244
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $631,176)*                           1,249,812
===========================================================================
    Total investment income                                       9,573,056
===========================================================================

EXPENSES:

Advisory fees                                                    14,026,309
---------------------------------------------------------------------------
Administrative services fees                                        476,287
---------------------------------------------------------------------------
Custodian fees                                                      216,364
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         4,656,901
---------------------------------------------------------------------------
  Class B                                                         2,595,972
---------------------------------------------------------------------------
  Class C                                                           763,418
---------------------------------------------------------------------------
  Class R                                                            11,194
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                          7,320,608
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              106
---------------------------------------------------------------------------
Trustees' fees and retirement benefits                               53,801
---------------------------------------------------------------------------
Other                                                             1,046,299
===========================================================================
    Total expenses                                               31,167,259
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                      238,837
===========================================================================
    Net expenses                                                 30,928,422
===========================================================================
Net investment income (loss)                                    (21,355,366)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         455,938,443
---------------------------------------------------------------------------
  Option contracts written                                          261,654
===========================================================================
                                                                456,200,097
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (287,875,082)
---------------------------------------------------------------------------
  Option contracts written                                         (170,202)
===========================================================================
                                                               (288,045,284)
===========================================================================
Net gain from investment securities and option contracts        168,154,813
===========================================================================
Net increase in net assets resulting from operations          $ 146,799,447
___________________________________________________________________________
===========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                     2004              2003
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $  (21,355,366)   $  (22,556,283)
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts                                                      456,200,097        61,969,001
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                    (288,045,284)      408,592,565
================================================================================================
    Net increase in net assets resulting from operations           146,799,447       448,005,283
================================================================================================
Share transactions-net:
  Class A                                                         (469,733,957)     (198,927,862)
------------------------------------------------------------------------------------------------
  Class B                                                          (28,990,427)      (13,011,938)
------------------------------------------------------------------------------------------------
  Class C                                                          (14,524,768)       (6,417,966)
------------------------------------------------------------------------------------------------
  Class R                                                            1,554,735           879,113
------------------------------------------------------------------------------------------------
  Institutional Class                                               (2,730,852)        1,928,983
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           (514,425,269)     (215,549,670)
================================================================================================
    Net increase (decrease) in net assets                         (367,625,822)      232,455,613
================================================================================================

NET ASSETS:

  Beginning of year                                              2,330,530,569     2,098,074,956
================================================================================================
  End of year (including undistributed net investment income
    (loss) of $(256,874) and $(235,341) for 2004 and 2003,
    respectively)                                               $1,962,904,747    $2,330,530,569
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $12,113.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $187,437 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $476,287 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $7,320,608 for Class A, Class B, Class C and Class R shares and $106 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $4,656,901, $2,595,972, $763,418 and $11,194, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $227,703 in front-end sales commissions from the sale of Class A shares and $24,499, $28,619, $9,130 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        UNREALIZED
                 MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $37,783,111     $  543,189,076    $  (532,530,111)       $   --        $48,442,076     $  311,874      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           37,783,111        543,189,076       (532,530,111)           --         48,442,076        306,762          --
=================================================================================================================================
  Subtotal       $75,566,222     $1,086,378,152    $(1,065,060,222)       $   --        $96,884,152     $  618,636      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        UNREALIZED
                 MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME*      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $261,330,936    $  376,727,435    $  (510,157,817)       $   --        $127,900,554    $  318,715      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class          261,330,936        376,727,435       (510,157,817)           --        127,900,554        312,461          --
=================================================================================================================================
  Subtotal       $522,661,872    $  753,454,870    $(1,020,315,634)       $   --        $255,801,108    $  631,176      $   --
=================================================================================================================================
  Total          $598,228,094    $1,839,833,022    $(2,085,375,856)       $   --        $352,685,260    $1,249,812      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $36,617,685 and $34,757,881, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $33,422 and credits in custodian fees of $5,865 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $39,287.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $12,315 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $250,914,612 were on loan to brokers. The loans were secured by cash collateral of $255,801,108 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $631,176 for securities lending transactions.

NOTE 9--OPTIONS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of year                                                  --      $       --
-------------------------------------------------------------------------------------
Written                                                        20,359       1,201,222
-------------------------------------------------------------------------------------
Closed                                                         (2,250)       (204,468)
-------------------------------------------------------------------------------------
Expired                                                        (2,000)       (165,996)
=====================================================================================
End of year                                                    16,109      $  830,758
_____________________________________________________________________________________
=====================================================================================

                                           OPEN CALL OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                                                                 OCTOBER 31,
                                                                                                    2004          UNREALIZED
                                                  CONTRACT    STRIKE    NUMBER OF    PREMIUMS      MARKET        APPRECIATION
                                                   MONTH      PRICE     CONTRACTS    RECEIVED       VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.                                 Dec-04       $35          863      $63,170     $   69,040       $  (5,870)
------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)               Dec-04       $65          476       79,490         80,920          (1,430)
------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.                     Nov-04       $30        3,750      254,994        365,625        (110,631)
------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.               Dec-04       $25        4,250      177,560        233,750         (56,190)
------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                        Nov-04       $20        6,000      173,156        165,000           8,156
------------------------------------------------------------------------------------------------------------------------------
Textron Inc.                                      Dec-04       $70          770       82,388         86,625          (4,237)
==============================================================================================================================
                                                                         16,109      $830,758    $1,000,960       $(170,202)
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS


DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments                        $  263,785,561
----------------------------------------------------------------------------
Temporary book/tax differences                                      (256,874)
----------------------------------------------------------------------------
Capital loss carryforward                                       (588,779,431)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,288,155,491
============================================================================
Total net assets                                              $1,962,904,747
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on option contracts written of $(170,202).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $451,377,424 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD*
---------------------------------------------------------------------------------
October 31, 2009                                                  $125,040,407
---------------------------------------------------------------------------------
October 31, 2010                                                   463,739,024
=================================================================================
Total capital loss carryforward                                   $588,779,431
_________________________________________________________________________________
=================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $2,480,691,107 and $3,053,547,607, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $301,188,049
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (37,232,286)
==============================================================================
Net unrealized appreciation of investment securities             $263,955,763
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,962,883,586.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $21,333,833 and shares of beneficial interest decreased by $21,333,833. This reclassification had no effect on the net assets of the Fund.

NOTE 13 -- SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      19,503,343    $ 183,246,538     35,791,336    $ 277,895,468
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,785,031       24,931,760      4,508,173       33,128,293
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,454,243       13,022,624      2,072,120       15,430,661
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         233,461        2,175,865        162,296        1,283,289
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --        275,456        2,002,058
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         366,882        3,476,875        337,998        2,617,107
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (384,365)      (3,476,875)      (351,540)      (2,617,107)
==========================================================================================================================
Reacquired:
  Class A                                                     (69,860,562)    (656,457,370)   (62,095,032)    (479,440,437)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,651,768)     (50,445,312)    (5,947,043)     (43,523,124)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,075,625)     (27,547,392)    (2,982,429)     (21,848,627)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (66,756)        (621,130)       (51,154)        (404,176)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (272,069)      (2,730,852)        (9,111)         (73,075)
==========================================================================================================================
                                                              (54,968,185)   $(514,425,269)   (28,288,930)   $(215,549,670)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------------------------------
                                                  2004                 2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $     8.99           $     7.30       $     8.68       $    18.41       $    13.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.08)(a)            (0.07)(a)        (0.09)(a)        (0.09)(a)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.71                 1.76            (1.29)           (6.34)           11.08
=================================================================================================================================
    Total from investment operations                 0.63                 1.69            (1.38)           (6.43)           10.95
=================================================================================================================================
Less distributions from net realized gains             --                   --               --            (3.30)           (6.44)
=================================================================================================================================
Net asset value, end of period                 $     9.62           $     8.99       $     7.30       $     8.68       $    18.41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.01%               23.15%          (15.90)%         (40.51)%          47.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,640,288           $1,983,600       $1,798,318       $2,516,407       $4,444,515
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.29%(c)(d)          1.30%            1.32%            1.17%            1.04%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.86)%(c)           (0.96)%          (1.00)%          (0.79)%          (0.77)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                               115%                  78%              68%              89%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,862,760,352.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.30%.

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.62         $   7.04    $   8.45    $  18.12    $  13.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)        (0.13)(a)    (0.15)(a)    (0.17)(a)    (0.29)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.67             1.71       (1.26)      (6.20)      11.04
===========================================================================================================================
    Total from investment operations                              0.53             1.58       (1.41)      (6.37)      10.75
===========================================================================================================================
Less distributions from net realized gains                          --               --          --       (3.30)      (6.44)
===========================================================================================================================
Net asset value, end of period                                $   9.15         $   8.62    $   7.04    $   8.45    $  18.12
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   6.15%           22.44%     (16.69)%    (40.90)%     46.29%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $248,425         $262,098    $226,806    $294,303    $374,010
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.04%(c)(d)      2.05%       2.07%       1.94%       1.86%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.61)%(c)       (1.71)%     (1.75)%     (1.55)%     (1.59)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            115%              78%         68%         89%         79%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $259,597,199.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                                        2004              2003            2002            2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.62           $  7.04         $  8.45         $ 18.11         $  13.81
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.14)(a)         (0.13)(a)       (0.15)(a)       (0.17)(a)        (0.29)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.67              1.71           (1.26)          (6.19)           11.03
=================================================================================================================================
    Total from investment operations                      0.53              1.58           (1.41)          (6.36)           10.74
=================================================================================================================================
Less distributions from net realized gains                  --                --              --           (3.30)           (6.44)
=================================================================================================================================
Net asset value, end of period                         $  9.15           $  8.62         $  7.04         $  8.45         $  18.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           6.15%            22.44%         (16.69)%        (40.86)%          46.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $71,229           $81,079         $72,676         $96,640         $120,591
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.04%(c)(d)       2.05%           2.07%           1.94%            1.86%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (1.61)%(c)        (1.71)%         (1.75)%         (1.55)%          (1.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    115%               78%             68%             89%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $76,341,843.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.

                                                                                  CLASS R
                                                              -----------------------------------------------
                                                                    YEAR ENDED                 JUNE 3, 2002
                                                                    OCTOBER 31,                (DATE SALES
                                                              -----------------------         COMMENCED) TO
                                                               2004             2003         OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.96           $ 7.29            $  8.89
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)        (0.10)(a)          (0.04)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.69             1.77              (1.56)
=============================================================================================================
    Total from investment operations                            0.59             1.67              (1.60)
=============================================================================================================
Net asset value, end of period                                $ 9.55           $ 8.96            $  7.29
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 6.58%           22.91%            (18.00)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,834           $1,164            $   137
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                         1.54%(c)(d)      1.55%              1.62%(e)
=============================================================================================================
Ratio of net investment income (loss) to average net assets    (1.11)%(c)       (1.21)%            (1.30)%(e)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(f)                                       115%              78%                68%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,238,723.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                            INSTITUTIONAL CLASS
                                                                --------------------------------------------
                                                                     YEAR ENDED             MARCH 15, 2002
                                                                     OCTOBER 31,              (DATE SALES
                                                                ---------------------        COMMENCED) TO
                                                                 2004           2003       OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $9.08          $7.32            $  9.53
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.03)(a)      (0.03)(a)          (0.02)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.71           1.79              (2.19)
============================================================================================================
    Total from investment operations                             0.68           1.76              (2.21)
============================================================================================================
Net asset value, end of period                                  $9.76          $9.08            $  7.32
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  7.49%         24.04%            (23.19)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 128          $2,589           $   138
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets                          0.72%(c)(d)    0.71%              0.81%(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets     (0.29)%(c)     (0.37)%            (0.49)%(e)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(f)                                        115%            78%                68%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,271,385.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.73%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Blue Chip Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Blue Chip Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Blue Chip Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.17%

AEROSPACE & DEFENSE-2.17%

Honeywell International Inc.                      700,000   $   23,576,000
--------------------------------------------------------------------------
United Technologies Corp.                         350,000       32,487,000
==========================================================================
                                                                56,063,000
==========================================================================

AIR FREIGHT & LOGISTICS-1.01%

United Parcel Service, Inc.-Class B               330,000       26,129,400
==========================================================================

ALUMINUM-0.71%

Alcoa Inc.                                        567,200       18,434,000
==========================================================================

APPAREL RETAIL-0.70%

Gap, Inc. (The)                                   900,000       17,982,000
==========================================================================

BIOTECHNOLOGY-2.09%

Amgen Inc.(a)                                     570,000       32,376,000
--------------------------------------------------------------------------
Genentech, Inc.(a)(b)                             475,000       21,626,750
==========================================================================
                                                                54,002,750
==========================================================================

BUILDING PRODUCTS-0.90%

Masco Corp.                                       675,000       23,125,500
==========================================================================

COMMUNICATIONS EQUIPMENT-2.91%

Cisco Systems, Inc.(a)                          3,100,000       59,551,000
--------------------------------------------------------------------------
Motorola, Inc.                                    900,000       15,534,000
==========================================================================
                                                                75,085,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.88%

Best Buy Co., Inc.(b)                             385,000       22,799,700
==========================================================================

COMPUTER HARDWARE-3.26%

Dell Inc.(a)                                    1,375,000       48,207,500
--------------------------------------------------------------------------
International Business Machines Corp.             400,000       35,900,000
==========================================================================
                                                                84,107,500
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.87%

EMC Corp.(a)                                    1,750,000       22,522,500
==========================================================================

CONSUMER FINANCE-2.54%

American Express Co.                              635,000       33,699,450
--------------------------------------------------------------------------
MBNA Corp.                                        550,000       14,096,500
--------------------------------------------------------------------------
SLM Corp.                                         390,000       17,651,400
==========================================================================
                                                                65,447,350
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.65%

Automatic Data Processing, Inc.                   527,300       22,879,547
--------------------------------------------------------------------------
First Data Corp.                                  475,000       19,608,000
==========================================================================
                                                                42,487,547
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

DEPARTMENT STORES-0.64%

J.C. Penney Co., Inc.                             475,000   $   16,430,250
==========================================================================

DIVERSIFIED BANKS-2.52%

Bank of America Corp.                             850,000       38,071,500
--------------------------------------------------------------------------
Wells Fargo & Co.                                 450,000       26,874,000
==========================================================================
                                                                64,945,500
==========================================================================

DIVERSIFIED CHEMICALS-0.96%

Dow Chemical Co. (The)                            550,000       24,717,000
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.65%

Apollo Group, Inc.-Class A(a)                     300,000       19,800,000
--------------------------------------------------------------------------
Cendant Corp.                                   1,100,000       22,649,000
==========================================================================
                                                                42,449,000
==========================================================================

ELECTRIC UTILITIES-1.01%

FPL Group, Inc.                                   275,000       18,947,500
--------------------------------------------------------------------------
Southern Co. (The)                                225,000        7,107,750
==========================================================================
                                                                26,055,250
==========================================================================

ENVIRONMENTAL SERVICES-0.80%

Waste Management, Inc.                            725,000       20,648,000
==========================================================================

FOOD DISTRIBUTORS-0.69%

Sysco Corp.                                       550,000       17,748,500
==========================================================================

FOOTWEAR-1.02%

NIKE, Inc.-Class B                                325,000       26,425,750
==========================================================================

GENERAL MERCHANDISE STORES-0.85%

Target Corp.                                      440,000       22,008,800
==========================================================================

HEALTH CARE EQUIPMENT-2.81%

Medtronic, Inc.                                   650,000       33,221,500
--------------------------------------------------------------------------
Waters Corp.(a)                                   375,000       15,483,750
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          305,000       23,664,950
==========================================================================
                                                                72,370,200
==========================================================================

HOME IMPROVEMENT RETAIL-1.91%

Home Depot, Inc. (The)                          1,200,000       49,296,000
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.51%

Carnival Corp. (Panama)(b)                        425,000       21,488,000
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         365,000       17,421,450
==========================================================================
                                                                38,909,450
==========================================================================

HOUSEHOLD PRODUCTS-2.77%

Colgate-Palmolive Co.                             450,000       20,079,000
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                      1,005,000       51,435,900
==========================================================================
                                                                71,514,900
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HOUSEWARES & SPECIALTIES-0.56%

Fortune Brands, Inc.                              200,000   $   14,564,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-3.54%

Costco Wholesale Corp.(b)                         525,000       25,168,500
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                           1,225,000       66,052,000
==========================================================================
                                                                91,220,500
==========================================================================

INDUSTRIAL CONGLOMERATES-6.01%

3M Co.                                            250,000       19,392,500
--------------------------------------------------------------------------
General Electric Co.                            2,405,000       82,058,600
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               1,720,000       53,578,000
==========================================================================
                                                               155,029,100
==========================================================================

INDUSTRIAL GASES-0.65%

Air Products & Chemicals, Inc.                    315,000       16,751,700
==========================================================================

INDUSTRIAL MACHINERY-2.05%

Danaher Corp.(b)                                  580,000       31,975,400
--------------------------------------------------------------------------
Eaton Corp.                                       325,000       20,783,750
==========================================================================
                                                                52,759,150
==========================================================================

INTEGRATED OIL & GAS-3.47%

Exxon Mobil Corp.                               1,820,000       89,580,400
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.98%

SBC Communications Inc.                         1,005,000       25,386,300
==========================================================================

INTERNET RETAIL-0.76%

eBay Inc.(a)                                      200,000       19,522,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.34%

Goldman Sachs Group, Inc. (The)                   315,000       30,989,700
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         550,000       29,667,000
--------------------------------------------------------------------------
Morgan Stanley                                    500,000       25,545,000
==========================================================================
                                                                86,201,700
==========================================================================

IT CONSULTING & OTHER SERVICES-0.52%

Accenture Ltd.-Class A (Bermuda)(a)               550,000       13,315,500
==========================================================================

MANAGED HEALTH CARE-1.47%

UnitedHealth Group Inc.                           525,000       38,010,000
==========================================================================

MOVIES & ENTERTAINMENT-0.92%

Viacom Inc.-Class B                               650,000       23,718,500
==========================================================================

MULTI-LINE INSURANCE-1.77%

American International Group, Inc.                750,000       45,532,500
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.61%

Dominion Resources, Inc.                          245,000       15,758,400
==========================================================================

OIL & GAS DRILLING-0.41%

ENSCO International Inc.                          350,000       10,692,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-1.00%

Schlumberger Ltd. (Netherlands)                   410,000   $   25,805,400
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.28%

Citigroup Inc.                                  1,875,000       83,193,750
--------------------------------------------------------------------------
JPMorgan Chase & Co.                            1,370,000       52,882,000
==========================================================================
                                                               136,075,750
==========================================================================

PERSONAL PRODUCTS-2.07%

Avon Products, Inc.                               625,000       24,718,750
--------------------------------------------------------------------------
Gillette Co. (The)                                690,000       28,621,200
==========================================================================
                                                                53,339,950
==========================================================================

PHARMACEUTICALS-7.28%

Allergan, Inc.(b)                                 230,000       16,458,800
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      250,000       11,150,000
--------------------------------------------------------------------------
Johnson & Johnson                               1,000,000       58,380,000
--------------------------------------------------------------------------
Lilly (Eli) & Co.                                 290,000       15,923,900
--------------------------------------------------------------------------
Pfizer Inc.                                     2,450,000       70,927,500
--------------------------------------------------------------------------
Wyeth                                             375,000       14,868,750
==========================================================================
                                                               187,708,950
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.03%

Allstate Corp. (The)                              550,000       26,449,500
==========================================================================

RAILROADS-0.77%

Canadian National Railway Co. (Canada)            370,000       19,998,500
==========================================================================

RESTAURANTS-1.36%

McDonald's Corp.                                1,200,000       34,980,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.01%

Applied Materials, Inc.(a)                        800,000       12,880,000
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)(b)                            290,000       13,203,700
==========================================================================
                                                                26,083,700
==========================================================================

SEMICONDUCTORS-3.92%

Analog Devices, Inc.                              420,000       16,909,200
--------------------------------------------------------------------------
Intel Corp.                                     1,600,000       35,616,000
--------------------------------------------------------------------------
Linear Technology Corp.                           355,000       13,447,400
--------------------------------------------------------------------------
Microchip Technology Inc.                         500,000       15,125,000
--------------------------------------------------------------------------
Xilinx, Inc.                                      650,000       19,890,000
==========================================================================
                                                               100,987,600
==========================================================================

SOFT DRINKS-0.84%

PepsiCo, Inc.                                     435,000       21,567,300
==========================================================================

SPECIALTY STORES-0.59%

Bed Bath & Beyond Inc.(a)                         375,000       15,296,250
==========================================================================

SYSTEMS SOFTWARE-6.08%

Microsoft Corp.                                 3,100,000       86,769,000
--------------------------------------------------------------------------
Oracle Corp.(a)                                 2,125,000       26,902,500
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Symantec Corp.(a)                                 375,000   $   21,352,500
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                       1,000,000       21,880,000
==========================================================================
                                                               156,904,000
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.18%

Fannie Mae                                        435,000       30,515,250
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.87%

Vodafone Group PLC-ADR (United Kingdom)           870,000       22,437,300
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,015,015,477)                        2,557,896,547
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILLS-0.06%

1.61%, 12/16/04 (Cost $1,496,976)(c)           $1,500,000        1,496,976
==========================================================================

MONEY MARKET FUNDS-0.56%

Liquid Assets Portfolio-Institutional
  Class(d)                                      7,279,701   $    7,279,701
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     7,279,701        7,279,701
==========================================================================
    Total Money Market Funds (Cost
      $14,559,402)                                              14,559,402
==========================================================================
TOTAL INVESTMENTS-99.79% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,031,071,855)                                            2,573,952,925
==========================================================================

--------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.36%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  34,975,975   $   34,975,975
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $34,975,975)                                        34,975,975
==========================================================================
TOTAL INVESTMENTS-101.15% (Cost
  $2,066,047,830)                                            2,608,928,900
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.15%)                          (29,754,052)
==========================================================================
NET ASSETS-100.00%                                          $2,579,174,848
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $2,016,512,453)*                           $ 2,559,393,523
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $49,535,377)                        49,535,377
============================================================
    Total investments (cost $2,066,047,830)    2,608,928,900
============================================================
Receivables for:
  Investments sold                                17,741,398
------------------------------------------------------------
  Fund shares sold                                 1,201,975
------------------------------------------------------------
  Dividends                                        2,809,147
------------------------------------------------------------
Investment for trustee deferred compensation and retirement
  plans      154,126
------------------------------------------------------------
Other assets                                          49,427
============================================================
    Total assets                               2,630,884,973
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,373,237
------------------------------------------------------------
  Fund shares reacquired                           6,807,910
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 275,117
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        34,975,975
------------------------------------------------------------
Accrued distribution fees                          1,444,569
------------------------------------------------------------
Accrued trustees' fees                                 4,120
------------------------------------------------------------
Accrued transfer agent fees                        1,351,948
------------------------------------------------------------
Accrued operating expenses                           477,249
============================================================
    Total liabilities                             51,710,125
============================================================
Net assets applicable to shares outstanding  $ 2,579,174,848
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,728,825,373
------------------------------------------------------------
Undistributed net investment income (loss)          (228,692)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures
  contracts                                   (1,692,302,903)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     542,881,070
============================================================
                                             $ 2,579,174,848
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 1,236,433,569
____________________________________________________________
============================================================
Class B                                      $ 1,032,773,714
____________________________________________________________
============================================================
Class C                                      $   222,839,537
____________________________________________________________
============================================================
Class R                                      $     6,000,455
____________________________________________________________
============================================================
Investor Class                               $    32,083,995
____________________________________________________________
============================================================
Institutional Class                          $    49,043,578
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          113,014,179
____________________________________________________________
============================================================
Class B                                           99,354,990
____________________________________________________________
============================================================
Class C                                           21,438,780
____________________________________________________________
============================================================
Class R                                              550,240
____________________________________________________________
============================================================
Investor Class                                     2,927,332
____________________________________________________________
============================================================
Institutional Class                                4,403,381
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         10.94
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.94 divided by
      94.50%)                                $         11.58
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         10.39
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         10.39
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         10.91
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $         10.96
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         11.14
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $34,048,041 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $61,297)         $ 35,608,376
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $18,674)*                             479,651
--------------------------------------------------------------------------
Interest                                                             3,768
==========================================================================
    Total investment income                                     36,091,795
==========================================================================

EXPENSES:

Advisory fees                                                   18,508,235
--------------------------------------------------------------------------
Administrative services fees                                       575,871
--------------------------------------------------------------------------
Custodian fees                                                     287,107
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        4,938,054
--------------------------------------------------------------------------
  Class B                                                       11,670,174
--------------------------------------------------------------------------
  Class C                                                        2,664,429
--------------------------------------------------------------------------
  Class R                                                           27,995
--------------------------------------------------------------------------
  Investor Class                                                    88,542
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R & Investor              10,479,508
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                             690
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              67,595
--------------------------------------------------------------------------
Other                                                            1,761,913
==========================================================================
    Total expenses                                              51,070,113
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (300,558)
==========================================================================
    Net expenses                                                50,769,555
==========================================================================
Net investment income (loss)                                   (14,677,760)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                        141,430,751
--------------------------------------------------------------------------
  Futures contracts                                                121,194
==========================================================================
                                                               141,551,945
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (63,358,526)
==========================================================================
Net gain from investment securities and futures contracts       78,193,419
==========================================================================
Net increase in net assets resulting from operations          $ 63,515,659
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (14,677,760)   $  (14,101,484)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                     141,551,945      (105,157,212)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                    (63,358,526)      519,286,935
==============================================================================================
    Net increase in net assets resulting from operations          63,515,659       400,028,239
==============================================================================================
Share transactions-net:
Class A                                                         (236,834,043)     (162,460,380)
----------------------------------------------------------------------------------------------
Class B                                                         (213,672,955)     (136,334,779)
----------------------------------------------------------------------------------------------
Class C                                                          (73,035,331)      (51,018,964)
----------------------------------------------------------------------------------------------
Class R                                                            4,401,189         1,425,250
----------------------------------------------------------------------------------------------
Investor Class                                                    30,994,771            99,068
----------------------------------------------------------------------------------------------
Institutional Class                                               48,256,952           (43,881)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (439,889,417)     (348,333,686)
==============================================================================================
    Net increase (decrease) in net assets                       (376,373,758)       51,694,553
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,955,548,606     2,903,854,053
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(228,692) and $(193,930), respectively)        $2,579,174,848    $2,955,548,606
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $11,809.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $242,427 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $575,871 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $10,479,508 for Class A, Class B, Class C, Class R and Investor Class shares and $690 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $4,938,054, $11,670,174, $2,664,429, $27,995 and $88,542,
respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $330,881 in front-end sales commissions from the sale of Class A shares and $9,771, $99,868, $15,188 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $32,255,406     $208,774,062    $(233,749,767)       $  --         $ 7,279,701     $232,259       $  --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           32,255,406      208,774,062     (233,749,767)          --           7,279,701     228,718           --
===========================================================================================================================
  Subtotal       $64,510,812     $417,548,124    $(467,499,534)       $  --         $14,559,402     $460,977       $  --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $   447,700     $401,247,004    $(401,694,704)       $  --         $        --     $14,488        $  --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       84,068,150      (49,092,175)          --          34,975,975       4,186           --
===========================================================================================================================
  Subtotal       $   447,700     $485,315,154    $(450,786,879)       $  --         $34,975,975     $18,674        $  --
===========================================================================================================================
  Total          $64,958,512     $902,863,278    $(918,286,413)       $  --         $49,535,377     $479,651       $  --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $12,437,600 and $3,790,920, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $46,302 and credits in custodian fees of $20 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $46,322.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $14,743 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $34,048,041 were on loan to brokers. The loans were secured by cash collateral of $34,975,975 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $18,674 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $   502,259,018
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (228,692)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (1,651,680,851)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   3,728,825,373
=============================================================================
Total net assets                                              $ 2,579,174,848
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $1,642,177,803 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $138,205,191 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                               CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
----------------------------------------------------------------------------
October 31, 2008                                              $   85,920,513
----------------------------------------------------------------------------
October 31, 2009                                                 845,288,837
----------------------------------------------------------------------------
October 31, 2010                                                 617,527,392
----------------------------------------------------------------------------
October 31, 2011                                                 102,944,109
============================================================================
Total capital loss carryforward                               $1,651,680,851
____________________________________________________________________________
============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Growth & Income Fund into the Fund, are realized on securities held in each fund on such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $827,221,607 and $1,262,244,981, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $545,012,455
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (42,753,437)
==============================================================================
Net unrealized appreciation of investment securities             $502,259,018
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,106,669,882.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $14,647,924 and shares of beneficial interest decreased by $14,647,924. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Growth & Income Fund into the Fund, undistributed income was decreased by $4,926, undistributed net realized gain was decreased by $13,855,504 and shares of beneficial interest increased by $13,860,430. These reclassifications had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      21,493,299    $ 237,822,246     30,092,109    $ 289,868,346
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       7,106,647       75,074,355     12,053,281      111,049,162
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,785,689       29,371,888      4,161,204       38,212,257
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         672,346        7,394,140        164,023        1,619,420
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               513,156        5,688,744         12,285          130,138
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           4,421,094       48,593,658             --               --
==========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                          63,333          676,707             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          14,065          143,763             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          98,131        1,002,254             --               --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             3,554,717       38,013,823             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,357,674       26,110,071      1,670,042       16,099,491
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,474,910)     (26,110,071)    (1,741,215)     (16,099,491)
==========================================================================================================================
Reacquired:
  Class A                                                     (45,616,888)    (501,443,066)   (49,132,867)    (468,428,217)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (25,052,874)    (262,781,002)   (25,556,829)    (231,284,450)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (9,864,695)    (103,409,473)    (9,824,798)     (89,231,221)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (270,057)      (2,992,951)       (20,044)        (194,170)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (1,149,919)     (12,707,797)        (2,907)         (31,070)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (30,273)        (336,706)        (4,720)         (43,881)
==========================================================================================================================
                                                              (41,379,465)   $(439,889,417)   (38,130,436)   $(348,333,686)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with the entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distributions, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) Investor Class shares commenced sales on September 30, 2003.
(c) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Growth & Income Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Growth & Income Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 3,730,246 shares of the Fund for 5,685,449 shares of INVESCO Growth & Income Fund outstanding as of the close business on October 31, 2003. INVESCO Growth & Income Fund's net assets at that date of $39,836,547 including $4,907,031 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,958,513,063.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                          --------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------
                                             2004               2003          2002             2001          2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    10.69         $     9.22    $    11.22       $    17.29    $    15.49
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.02)             (0.02)        (0.04)(a)        (0.04)        (0.05)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.27               1.49         (1.96)           (6.03)         1.85
====================================================================================================================
    Total from investment operations            0.25               1.47         (2.00)           (6.07)         1.80
====================================================================================================================
Net asset value, end of period            $    10.94         $    10.69    $     9.22       $    11.22    $    17.29
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                 2.34%             15.94%       (17.82)%         (35.11)%       11.60%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,236,434         $1,439,518    $1,402,589       $2,067,602    $3,163,453
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets         1.44%(c)(d)        1.47%         1.40%            1.28%         1.19%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.19)%(c)         (0.17)%       (0.33)%          (0.29)%       (0.31)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                           29%                28%           28%              31%           22%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,410,872,545.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.45%.

                                                                           CLASS B
                                          --------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------
                                             2004               2003          2002             2001          2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    10.22         $     8.88    $    10.87       $    16.87    $    15.22
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.10)             (0.08)        (0.10)(a)        (0.13)        (0.17)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.27               1.42         (1.89)           (5.87)         1.82
====================================================================================================================
    Total from investment operations            0.17               1.34         (1.99)           (6.00)         1.65
====================================================================================================================
Net asset value, end of period            $    10.39         $    10.22    $     8.88       $    10.87    $    16.87
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                 1.66%             15.09%       (18.31)%         (35.57)%       10.87%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,032,774         $1,223,821    $1,198,513       $1,806,464    $2,746,149
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets         2.09%(c)(d)        2.12%         2.05%            1.94%         1.88%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.84)%(c)         (0.82)%       (0.98)%          (0.94)%       (1.00)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                           29%                28%           28%              31%           22%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,167,017,423.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.10%.

                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2004             2003        2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.22         $   8.88    $  10.87      $  16.86      $  15.21
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)           (0.08)      (0.10)(a)     (0.13)        (0.17)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.27             1.42       (1.89)        (5.86)         1.82
===============================================================================================================================
    Total from investment operations                              0.17             1.34       (1.99)        (5.99)         1.65
===============================================================================================================================
Net asset value, end of period                                $  10.39         $  10.22    $   8.88      $  10.87      $  16.86
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   1.66%           15.09%     (18.31)%      (35.53)%       10.82%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $222,840         $290,396    $302,555      $487,838      $720,186
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           2.09%(c)(d)      2.12%       2.05%         1.94%         1.88%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.84)%(c)       (0.82)%     (0.98)%       (0.94)%       (1.00)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             29%              28%         28%           31%           22%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $266,442,859.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.10%.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.66         $ 9.22       $ 10.53
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.03)         (0.00)        (0.02)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.28           1.44         (1.29)
====================================================================================================
    Total from investment operations                            0.25           1.44         (1.31)
====================================================================================================
Net asset value, end of period                                $10.91         $10.66       $  9.22
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 2.35%         15.62%       (12.44)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,000         $1,578       $    37
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.59%(c)(d)    1.62%         1.55%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (0.34)%(c)     (0.32)%       (0.49)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                        29%            28%           28%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,598,909.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.60%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                                                   (DATE SALES
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2004                  2003
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.69               $10.16
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.24                (0.00)
==================================================================================================
  Net gains on securities (both realized and unrealized)           0.03                 0.53
==================================================================================================
    Total from investment operations                               0.27                 0.53
==================================================================================================
Net asset value, end of period                                  $ 10.96               $10.69
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                                                    2.53%                5.22%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $32,084               $  100
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets                            1.34%(b)(c)          1.29%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets       (0.09)%(b)           (0.01)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                           29%                  28%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $35,416,969.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.35%.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                                        MARCH 15, 2002
                                                                    YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,          COMMENCED) TO
                                                              ----------------------     OCTOBER 31,
                                                               2004            2003          2002
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.81         $ 9.26       $ 12.13
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04           0.06          0.02(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.29           1.49         (2.89)
======================================================================================================
    Total from investment operations                             0.33           1.55         (2.87)
======================================================================================================
Net asset value, end of period                                $ 11.14         $10.81       $  9.26
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                  3.05%         16.74%       (23.66)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $49,044         $  136       $   160
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets                          0.74%(c)(d)    0.77%         0.77%(e)
======================================================================================================
Ratio of net investment income to average net assets             0.51%(c)       0.53%         0.30%(e)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(f)                                         29%            28%           28%
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,968,822.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.75%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Capital Development Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Capital Development Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Capital Development Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.73%

ADVERTISING-1.59%

Lamar Advertising Co.-Class A(a)(b)               136,000   $    5,633,120
--------------------------------------------------------------------------
R.H. Donnelley Corp.(a)                           210,700       11,430,475
==========================================================================
                                                                17,063,595
==========================================================================

AIR FREIGHT & LOGISTICS-1.38%

Robinson (C.H.) Worldwide, Inc.                   274,900       14,828,106
==========================================================================

APPAREL RETAIL-2.22%

Limited Brands                                    487,700       12,085,206
--------------------------------------------------------------------------
Ross Stores, Inc.                                 446,900       11,740,063
==========================================================================
                                                                23,825,269
==========================================================================

APPLICATION SOFTWARE-4.27%

Amdocs Ltd. (United Kingdom)(a)                   473,400       11,906,010
--------------------------------------------------------------------------
Autodesk, Inc.                                    273,600       14,432,400
--------------------------------------------------------------------------
Intuit Inc.(a)(b)                                 274,300       12,442,248
--------------------------------------------------------------------------
Mercury Interactive Corp.(a)                      161,000        6,992,230
==========================================================================
                                                                45,772,888
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.72%

Calamos Asset Management, Inc.-Class A(a)         338,600        6,602,700
--------------------------------------------------------------------------
Franklin Resources, Inc.                          194,900       11,814,838
==========================================================================
                                                                18,417,538
==========================================================================

BROADCASTING & CABLE TV-0.44%

Cox Radio, Inc.-Class A(a)                        300,000        4,770,000
==========================================================================

BUILDING PRODUCTS-1.05%

American Standard Cos. Inc.(a)                    306,900       11,223,333
==========================================================================

CASINOS & GAMING-2.44%

Harrah's Entertainment, Inc.(b)                   234,400       13,717,088
--------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                 590,600       12,508,908
==========================================================================
                                                                26,225,996
==========================================================================

COMMERCIAL PRINTING-1.11%

Donnelley (R.R.) & Sons Co.                       379,764       11,943,578
==========================================================================

COMMUNICATIONS EQUIPMENT-1.77%

Harris Corp.                                      224,400       13,807,332
--------------------------------------------------------------------------
Scientific-Atlanta, Inc.                          189,300        5,184,927
==========================================================================
                                                                18,992,259
==========================================================================

COMPUTER HARDWARE-0.89%

PalmOne, Inc.(a)(b)                               331,200        9,594,864
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.50%

Emulex Corp.(a)                                   510,000        5,360,100
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.77%

Cummins Inc.                                      117,100   $    8,206,368
==========================================================================

CONSUMER ELECTRONICS-1.19%

Garmin Ltd. (Cayman Islands)(b)                   255,500       12,775,000
==========================================================================

CONSUMER FINANCE-0.91%

AmeriCredit Corp.(a)(b)                           503,600        9,769,840
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.53%

Alliance Data Systems Corp.(a)                    268,600       11,356,408
--------------------------------------------------------------------------
Certegy Inc.                                      164,550        5,816,842
--------------------------------------------------------------------------
CSG Systems International, Inc.(a)                516,000        8,673,960
--------------------------------------------------------------------------
DST Systems, Inc.(a)(b)                           278,000       12,468,300
--------------------------------------------------------------------------
Iron Mountain Inc.(a)(b)                          311,850       10,306,642
==========================================================================
                                                                48,622,152
==========================================================================

DEPARTMENT STORES-1.02%

Kohl's Corp.(a)(b)                                216,200       10,974,312
==========================================================================

DISTILLERS & VINTNERS-0.89%

Constellation Brands, Inc.-Class A(a)             244,000        9,572,120
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.89%

Corrections Corp. of America(a)                   284,500        9,886,375
--------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                   595,500       12,505,500
--------------------------------------------------------------------------
United Rentals, Inc.(a)                           560,300        8,656,635
==========================================================================
                                                                31,048,510
==========================================================================

DRUG RETAIL-0.60%

Shoppers Drug Mart Corp. (Canada)(a)              212,100        6,452,340
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.27%

Cooper Industries, Ltd.-Class A (Bermuda)         214,000       13,674,600
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.66%

Aeroflex Inc.(a)                                  580,000        6,438,000
--------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                         332,400       11,411,292
==========================================================================
                                                                17,849,292
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.54%

Benchmark Electronics, Inc.(a)                    170,000        5,774,900
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

EMPLOYMENT SERVICES-0.50%

Manpower Inc.                                     118,200   $    5,348,550
==========================================================================

ENVIRONMENTAL SERVICES-1.74%

Republic Services, Inc.                           435,000       13,398,000
--------------------------------------------------------------------------
Stericycle, Inc.(a)                               115,900        5,253,747
==========================================================================
                                                                18,651,747
==========================================================================

GENERAL MERCHANDISE STORES-1.40%

Dollar General Corp.                              498,400        9,594,200
--------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)(b)                    188,800        5,456,320
==========================================================================
                                                                15,050,520
==========================================================================

HEALTH CARE DISTRIBUTORS-0.79%

Henry Schein, Inc.(a)                             133,900        8,466,497
==========================================================================

HEALTH CARE EQUIPMENT-3.99%

Bio-Rad Laboratories, Inc.-Class A(a)             131,400        6,835,428
--------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)        240,100       13,772,136
--------------------------------------------------------------------------
Varian Inc.(a)                                    278,300       10,152,384
--------------------------------------------------------------------------
Waters Corp.(a)                                   292,400       12,073,196
==========================================================================
                                                                42,833,144
==========================================================================

HEALTH CARE FACILITIES-1.47%

Community Health Systems Inc.(a)                  435,000       11,666,700
--------------------------------------------------------------------------
Select Medical Corp.                              241,400        4,149,666
==========================================================================
                                                                15,816,366
==========================================================================

HEALTH CARE SERVICES-3.79%

Caremark Rx, Inc.(a)                              410,277       12,296,002
--------------------------------------------------------------------------
Covance Inc.(a)(b)                                198,900        7,900,308
--------------------------------------------------------------------------
DaVita, Inc.(a)                                   338,550       10,027,851
--------------------------------------------------------------------------
Express Scripts, Inc.(a)                          162,800       10,419,200
==========================================================================
                                                                40,643,361
==========================================================================

HOME FURNISHINGS-1.35%

Tempur-Pedic International Inc.(a)                891,300       14,474,712
==========================================================================

HOMEBUILDING-1.05%

Ryland Group, Inc. (The)                          118,200       11,275,098
==========================================================================

HOTELS, RESORTS & CRUISE LINES-0.51%

Starwood Hotels & Resorts Worldwide, Inc.(b)      113,800        5,431,674
==========================================================================

HOUSEWARES & SPECIALTIES-2.00%

Jarden Corp.(a)                                   287,700       10,104,024
--------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)(a)                  408,400       11,312,680
==========================================================================
                                                                21,416,704
==========================================================================

HYPERMARKETS & SUPER CENTERS-1.05%

BJ's Wholesale Club, Inc.(a)(b)                   389,800       11,315,894
==========================================================================

INDUSTRIAL GASES-1.04%

Airgas, Inc.                                      455,000       11,193,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INDUSTRIAL MACHINERY-1.72%

Eaton Corp.                                        84,000   $    5,371,800
--------------------------------------------------------------------------
Parker Hannifin Corp.                             185,600       13,108,928
==========================================================================
                                                                18,480,728
==========================================================================

INSURANCE BROKERS-1.08%

Willis Group Holdings Ltd. (Bermuda)              320,900       11,536,355
==========================================================================

INTEGRATED OIL & GAS-0.97%

Murphy Oil Corp.                                  129,500       10,362,590
==========================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-1.41%

iShares Nasdaq Biotechnology Index Fund(a)(b)     222,500       15,161,150
==========================================================================

LEISURE PRODUCTS-1.99%

Brunswick Corp.                                   262,700       12,325,884
--------------------------------------------------------------------------
Polaris Industries Inc.(b)                        152,700        9,062,745
==========================================================================
                                                                21,388,629
==========================================================================

METAL & GLASS CONTAINERS-0.98%

Pactiv Corp.(a)                                   444,200       10,523,098
==========================================================================

MULTI-LINE INSURANCE-0.95%

Quanta Capital Holdings Ltd. (Bermuda)
  (Acquired 08/27/2003: Cost
  $10,000,000)(a)(c)(e)                         1,000,000        9,000,000
--------------------------------------------------------------------------
Quanta Capital Holdings Ltd. (Bermuda)(a)(b)      138,100        1,242,900
==========================================================================
                                                                10,242,900
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.13%

Questar Corp.                                     251,900       12,091,200
==========================================================================

OFFICE ELECTRONICS-0.60%

Zebra Technologies Corp.-Class A(a)               121,725        6,450,208
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.59%

BJ Services Co.(b)                                213,200       10,873,200
--------------------------------------------------------------------------
Key Energy Services, Inc.(a)                      539,500        6,204,250
==========================================================================
                                                                17,077,450
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.37%

XTO Energy Inc.                                   439,125       14,657,992
==========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-3.16%

Ashland Inc.                                      226,300       13,039,406
--------------------------------------------------------------------------
Kinder Morgan, Inc.                               105,800        6,810,346
--------------------------------------------------------------------------
Williams Cos., Inc. (The)                       1,120,100       14,012,451
==========================================================================
                                                                33,862,203
==========================================================================

PACKAGED FOODS & MEATS-0.54%

Flowers Foods, Inc.                               228,400        5,792,224
==========================================================================

PAPER PACKAGING-1.41%

Sealed Air Corp.(a)(b)                            107,000        5,300,780
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
PAPER PACKAGING-(CONTINUED)

Smurfit-Stone Container Corp.(a)                  563,800   $    9,787,568
==========================================================================
                                                                15,088,348
==========================================================================

PERSONAL PRODUCTS-1.02%

NBTY, Inc.(a)                                     398,800       10,982,952
==========================================================================

PHARMACEUTICALS-1.12%

Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                        423,647       12,031,575
==========================================================================

REAL ESTATE-4.01%

Fieldstone Investment Corp. (Acquired
  11/10/2003-11/11/2003; Cost
  $9,984,140)(d)(e)                               661,900       11,417,775
--------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc.-Class
  A                                               574,555        9,847,873
--------------------------------------------------------------------------
KKR Financial Corp. (Acquired 08/05/2004;
  Cost $10,250,000)(a)(d)(e)                    1,025,000       10,506,250
--------------------------------------------------------------------------
New Century Financial Corp.                       100,000        5,515,000
--------------------------------------------------------------------------
Saxon Capital, Inc.(a)                            296,600        5,694,720
==========================================================================
                                                                42,981,618
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.30%

CB Richard Ellis Group, Inc.-Class A(a)           540,400       13,996,360
==========================================================================

REGIONAL BANKS-1.08%

Zions Bancorp                                     175,200       11,592,984
==========================================================================

RESTAURANTS-0.86%

Ruby Tuesday, Inc.(b)                             372,400        9,198,280
==========================================================================

SEMICONDUCTOR EQUIPMENT-2.73%

Cabot Microelectronics Corp.(a)(b)                212,200        7,645,566
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               247,700       11,277,781
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         402,000       10,415,820
==========================================================================
                                                                29,339,167
==========================================================================

SEMICONDUCTORS-2.07%

ATI Technologies Inc. (Canada)(a)                 322,100        5,813,905
--------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         185,100        5,006,955
--------------------------------------------------------------------------
Microchip Technology Inc.(b)                      374,762       11,336,551
==========================================================================
                                                                22,157,411
==========================================================================

SPECIALTY CHEMICALS-0.95%

Great Lakes Chemical Corp.                        397,300       10,178,826
==========================================================================

SPECIALTY STORES-1.03%

Advance Auto Parts, Inc.(a)                       281,200       11,000,544
==========================================================================

SYSTEMS SOFTWARE-1.24%

McAfee Inc.(a)                                    550,000       13,310,000
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-0.90%

CDW Corp.                                         156,100   $    9,682,883
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.08%

Radian Group Inc.(b)                              242,800       11,637,404
==========================================================================

TRUCKING-1.07%

Sirva Inc.(a)                                     477,300       11,455,200
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.04%

NII Holdings Inc.(a)(b)                           246,600       10,916,982
--------------------------------------------------------------------------
SpectraSite, Inc.(a)                              213,100       10,932,030
==========================================================================
                                                                21,849,012
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $800,639,901)                          1,048,763,518
==========================================================================


                        NUMBER
                          OF       EXERCISE   EXPIRATION
                       CONTRACTS    PRICE        DATE
OPTIONS
  PURCHASED-0.04%

PUTS-0.04%

Murphy Oil Corp.
  (Integrated Oil &
  Gas)                   1,295       $80        Nov-04            301,087
-------------------------------------------------------------------------
XTO Energy Inc. (Oil
  & Gas Exploration &
  Production)            4,391        30        Nov-04             76,843
=========================================================================
    Total Options Purchased (Cost $884,638)                       377,930
=========================================================================


                                                 SHARES
MONEY MARKET FUNDS-1.91%

Liquid Assets Portfolio-Institutional
  Class(f)                                     10,261,930       10,261,930
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    10,261,930       10,261,930
==========================================================================
    Total Money Market Funds (Cost $20,523,860)                 20,523,860
==========================================================================
TOTAL INVESTMENTS-99.68% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $822,048,399)                1,069,665,308
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-12.89%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  69,189,281       69,189,281
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  69,189,281       69,189,281
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $138,378,562)                                      138,378,562
==========================================================================
TOTAL INVESTMENTS-112.57% (Cost $960,426,961)                1,208,043,870
==========================================================================
OTHER ASSETS LESS LIABILITIES-(12.57%)                        (134,877,684)
==========================================================================
NET ASSETS-100.00%                                          $1,073,166,186
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at October 31, 2004 represented 0.75% of the Fund's Total Investments. See Note 1A.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at October 31, 2004 was $21,924,025, which represented 2.04% of the Fund's net assets.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at October 31, 2004 was $30,924,025, which represented 2.88% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $801,524,539)*                              $1,049,141,448
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $158,902,422)                            158,902,422
============================================================
    Total investments (cost $960,426,961)      1,208,043,870
============================================================
Receivables for:
  Investments sold                                23,158,959
------------------------------------------------------------
  Fund shares sold                                 1,040,163
------------------------------------------------------------
  Dividends                                          140,573
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                72,551
------------------------------------------------------------
Other assets                                          46,726
============================================================
    Total assets                               1,232,502,842
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           18,056,931
------------------------------------------------------------
  Fund shares reacquired                           1,569,825
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 117,451
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       138,378,562
------------------------------------------------------------
Accrued distribution fees                            630,739
------------------------------------------------------------
Accrued trustees' fees                                 2,277
------------------------------------------------------------
Accrued transfer agent fees                          387,654
------------------------------------------------------------
Accrued operating expenses                           193,217
============================================================
    Total liabilities                            159,336,656
============================================================
Net assets applicable to shares outstanding   $1,073,166,186
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  738,072,716
------------------------------------------------------------
Undistributed net investment income (loss)           (98,307)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                           87,611,149
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              247,580,628
============================================================
                                              $1,073,166,186
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  617,193,910
____________________________________________________________
============================================================
Class B                                       $  376,354,647
____________________________________________________________
============================================================
Class C                                       $   73,929,300
____________________________________________________________
============================================================
Class R                                       $    5,621,711
____________________________________________________________
============================================================
Institutional Class                           $       66,618
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           34,565,765
____________________________________________________________
============================================================
Class B                                           22,421,759
____________________________________________________________
============================================================
Class C                                            4,407,579
____________________________________________________________
============================================================
Class R                                              316,184
____________________________________________________________
============================================================
Institutional Class                                    3,674
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        17.86
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.86 divided by
      94.50%)                                 $        18.90
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        16.79
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        16.77
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        17.78
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        18.13
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $135,274,803 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $3,998)          $  9,123,366
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $316,380)*                            782,270
==========================================================================
    Total investment income                                      9,905,636
==========================================================================

EXPENSES:

Advisory fees                                                    7,018,923
--------------------------------------------------------------------------
Administrative services fees                                       282,196
--------------------------------------------------------------------------
Custodian fees                                                     120,476
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,031,361
--------------------------------------------------------------------------
  Class B                                                        3,967,972
--------------------------------------------------------------------------
  Class C                                                          729,633
--------------------------------------------------------------------------
  Class R                                                           14,320
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       3,027,243
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              54
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              32,363
--------------------------------------------------------------------------
Other                                                              650,014
==========================================================================
    Total expenses                                              17,874,555
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (125,412)
==========================================================================
    Net expenses                                                17,749,143
==========================================================================
Net investment income (loss)                                    (7,843,507)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from investment securities                    92,544,722
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          9,292,934
--------------------------------------------------------------------------
  Foreign currencies                                               (36,281)
==========================================================================
                                                                 9,256,653
==========================================================================
Net gain from investment securities and foreign currencies     101,801,375
==========================================================================
Net increase in net assets resulting from operations          $ 93,957,868
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (7,843,507)   $   (7,651,741)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                               92,544,722        64,445,148
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investments
    securities and foreign currencies                              9,256,653       180,427,376
==============================================================================================
    Net increase in net assets resulting from operations          93,957,868       237,220,783
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (13,528,020)               --
----------------------------------------------------------------------------------------------
  Class B                                                        (10,257,718)               --
----------------------------------------------------------------------------------------------
  Class C                                                         (1,789,455)               --
----------------------------------------------------------------------------------------------
  Class R                                                            (30,198)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                   (242)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (25,605,633)               --
==============================================================================================
Share transactions-net:
  Class A                                                         31,588,830       (40,295,276)
----------------------------------------------------------------------------------------------
  Class B                                                        (40,086,908)      (45,852,897)
----------------------------------------------------------------------------------------------
  Class C                                                          1,351,823        (3,420,452)
----------------------------------------------------------------------------------------------
  Class R                                                          4,312,014           902,244
----------------------------------------------------------------------------------------------
  Institutional Class                                                 55,370                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           (2,778,871)      (88,666,381)
==============================================================================================
    Net increase in net assets                                    65,573,364       148,554,402
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,007,592,822       859,038,420
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(98,307) and $(85,597), respectively)          $1,073,166,186    $1,007,592,822
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $8,699.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $96,092 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $282,196 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $3,027,243 for Class A, Class B, Class C and Class R shares and $14 for Institutional Class shares after AISI reimbursed fees for the Institutional Class shares of $40. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $2,031,361, $3,967,972, $729,633 and $14,320, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended October 31, 2004, AIM Distributors advised the Fund that it retained $171,202 in front-end sales commissions from the sale of Class A shares and $519, $25,762, $5,602 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $16,395,571     $221,684,483    $(227,818,124)     $      --       $10,261,930     $235,656     $      --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           16,395,571      221,684,483     (227,818,124)            --        10,261,930     230,234             --
===========================================================================================================================
  Subtotal       $32,791,142     $443,368,966    $(455,636,248)     $      --       $20,523,860     $465,890     $      --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $77,943,886     $210,017,597    $(218,772,202)     $      --       $69,189,281     $158,802     $      --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           77,943,886      210,017,597     (218,772,202)            --        69,189,281     157,578             --
===========================================================================================================================
  Subtotal       $155,887,772    $420,035,194    $(437,544,404)     $      --       $138,378,562    $316,380     $      --
===========================================================================================================================
  Total          $188,678,914    $863,404,160    $(893,180,652)     $      --       $158,902,422    $782,270     $      --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $27,195,023 and $10,946,219, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $16,199 and credits in custodian fees of $4,382 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $20,581.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $7,855 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $135,274,803 were on loan to brokers. The loans were secured by cash collateral of $138,378,562 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $316,380 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from long-term capital gain                $25,605,633    $      --
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed long-term gain                                  $   88,000,687
----------------------------------------------------------------------------
Unrealized appreciation -- investments                           247,191,090
----------------------------------------------------------------------------
Temporary book/tax differences                                       (98,307)
----------------------------------------------------------------------------
Shares of beneficial interest                                    738,072,716
============================================================================
Total net assets                                              $1,073,166,186
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses on certain straddles. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(36,281).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $748,265,373 and $776,755,843, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $260,704,530
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (13,477,159)
==============================================================================
Net unrealized appreciation of investment securities             $247,227,371
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $960,816,499.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $7,830,797, undistributed net realized gain (loss) was decreased by $2,894,200 and shares of beneficial interest decreased by $4,936,597. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                         2004                            2003
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      6,956,116    $ 121,226,684      7,864,878    $ 109,808,336
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,589,525       42,660,392      2,057,426       27,535,873
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,128,395       18,630,607        834,828       11,240,012
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        275,328        4,806,109         74,458          986,707
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              3,080           55,129             --               --
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        727,483       12,170,787             --               --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        564,080        8,923,747             --               --
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         96,104        1,519,408             --               --
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                          1,810           30,198             --               --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 14              241             --               --
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        834,769       14,693,499        340,670        4,868,315
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (886,014)     (14,693,499)      (358,616)      (4,868,315)
=========================================================================================================================
Reacquired:
  Class A                                                     (6,701,600)    (116,502,140)   (11,106,766)    (154,971,927)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,698,851)     (76,977,548)    (5,230,794)     (68,520,455)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,149,534)     (18,798,192)    (1,117,790)     (14,660,464)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (30,395)        (524,293)        (5,766)         (84,463)
=========================================================================================================================
                                                                (289,690)   $  (2,778,871)    (6,647,472)   $ (88,666,381)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2004             2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.66         $  12.80       $  14.69       $  21.79    $  15.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)        (0.08)(a)      (0.04)(a)      (0.04)      (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.70             3.94          (1.85)         (4.27)       6.68
=================================================================================================================================
    Total from investment operations                              1.62             3.86          (1.89)         (4.31)       6.55
=================================================================================================================================
Less distributions from net realized gains                       (0.42)              --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                                $  17.86         $  16.66       $  12.80       $  14.69    $  21.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   9.87%           30.16%        (12.87)%       (21.76)%     42.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $617,194         $545,691       $456,268       $576,660    $759,838
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.40%(c)(d)      1.53%          1.38%          1.33%       1.28%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.46)%(c)       (0.56)%        (0.29)%        (0.21)%     (0.60)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             74%             101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $580,388,749.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.41%.

                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2004             2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.79         $  12.21       $  14.10       $  21.16    $  14.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.18)(a)        (0.16)(a)      (0.14)(a)      (0.15)      (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.60             3.74          (1.75)         (4.12)       6.52
=================================================================================================================================
    Total from investment operations                              1.42             3.58          (1.89)         (4.27)       6.26
=================================================================================================================================
Less distributions from net realized gains                       (0.42)              --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                                $  16.79         $  15.79       $  12.21       $  14.10    $  21.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   9.13%           29.32%        (13.40)%       (22.29)%     42.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $376,355         $392,382       $346,456       $454,018    $617,576
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           2.05%(c)(d)      2.18%          2.03%          1.99%       1.99%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.11)%(c)       (1.21)%        (0.94)%        (0.87)%     (1.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             74%             101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $396,797,209.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                               2004            2003          2002          2001       2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.78         $ 12.20       $ 14.10       $ 21.15    $ 14.89
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.18)(a)       (0.16)(a)     (0.14)(a)     (0.14)     (0.25)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.59            3.74         (1.76)        (4.12)      6.51
============================================================================================================================
    Total from investment operations                             1.41            3.58         (1.90)        (4.26)      6.26
============================================================================================================================
Less distributions from net realized gains                      (0.42)             --            --         (2.79)        --
============================================================================================================================
Net asset value, end of period                                $ 16.77         $ 15.78       $ 12.20       $ 14.10    $ 21.15
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  9.07%          29.34%       (13.48)%      (22.24)%    42.04%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $73,929         $68,356       $56,298       $66,127    $82,982
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.05%(c)(d)     2.18%         2.03%         1.99%      1.99%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.11)%(c)      (1.21)%       (0.94)%       (0.87)%    (1.30)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            74%            101%          120%          130%       101%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $72,963,303.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.

                                                                               CLASS R
                                                              -----------------------------------------
                                                                                          JUNE 3, 2002
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2004           2003            2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $16.62         $12.79          $ 16.62
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)      (0.10)(a)        (0.03)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.68           3.93            (3.80)
=======================================================================================================
    Total from investment operations                            1.58           3.83            (3.83)
=======================================================================================================
Less distributions from net realized gains                     (0.42)            --               --
=======================================================================================================
Net asset value, end of period                                $17.78         $16.62          $ 12.79
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                 9.65%         29.95%          (23.05)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,622         $1,154          $    10
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                         1.55%(c)(d)    1.68%            1.54%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets    (0.61)%(c)     (0.71)%          (0.44)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                        74%           101%             120%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,864,084.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.56%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                                        MARCH 15, 2002
                                                                  YEAR ENDED             (DATE SALES
                                                                  OCTOBER 31,           COMMENCED) TO
                                                              -------------------        OCTOBER 31,
                                                               2004         2003             2002
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $16.83       $12.84          $ 17.25
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.01(a)      0.01(a)          0.02(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.71         3.98            (4.43)
======================================================================================================
    Total from investment operations                            1.72         3.99            (4.41)
======================================================================================================
Less distributions from net realized gains                     (0.42)          --               --
======================================================================================================
Net asset value, end of period                                $18.13       $16.83          $ 12.84
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                10.38%       31.08%          (25.57)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   67       $   10          $     7
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets
  With fee waivers and/or expense reimbursements                0.86%(c)     0.87%            0.84%(d)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.15%(c)     1.25%            0.99%(d)
======================================================================================================
Ratio of net investment income to average net assets            0.08%(c)     0.10%            0.25%(d)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(e)                                        74%         101%             120%
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,384.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Charter Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Charter Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.34%

AEROSPACE & DEFENSE-1.26%

Northrop Grumman Corp.                            700,000   $   36,225,000
==========================================================================

BREWERS-1.48%

Heineken N.V. (Netherlands)(a)(b)               1,347,106       42,595,608
==========================================================================

BUILDING PRODUCTS-1.40%

Masco Corp.                                     1,174,500       40,238,370
==========================================================================

COMMUNICATIONS EQUIPMENT-1.03%

Nokia Oyj-ADR (Finland)                         1,924,100       29,669,622
==========================================================================

COMPUTER HARDWARE-1.59%

International Business Machines Corp.             510,000       45,772,500
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.36%

First Data Corp.                                  945,000       39,009,600
==========================================================================

DEPARTMENT STORES-1.91%

Kohl's Corp.(c)                                 1,081,700       54,907,092
==========================================================================

DIVERSIFIED BANKS-2.53%

Bank of America Corp.                           1,011,000       45,282,690
--------------------------------------------------------------------------
Wachovia Corp.                                    554,850       27,304,168
==========================================================================
                                                                72,586,858
==========================================================================

DIVERSIFIED CHEMICALS-1.19%

Dow Chemical Co. (The)                            758,000       34,064,520
==========================================================================

ELECTRIC UTILITIES-1.23%

FPL Group, Inc.                                   511,200       35,221,680
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.17%

Emerson Electric Co.                              525,000       33,626,250
==========================================================================

ENVIRONMENTAL SERVICES-1.99%

Waste Management, Inc.                          2,006,500       57,145,120
==========================================================================

FOOD RETAIL-2.91%

Kroger Co. (The)(c)                             3,460,000       52,280,600
--------------------------------------------------------------------------
Safeway Inc.(c)                                 1,720,000       31,372,800
==========================================================================
                                                                83,653,400
==========================================================================

HOUSEHOLD PRODUCTS-1.07%

Kimberly-Clark Corp.                              513,000       30,610,710
==========================================================================

HOUSEWARES & SPECIALTIES-1.05%

Newell Rubbermaid Inc.                          1,400,000       30,184,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-0.94%

Wal-Mart Stores, Inc.                             500,000       26,960,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES-4.26%

General Electric Co.                            1,434,500   $   48,945,140
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               2,360,000       73,514,000
==========================================================================
                                                               122,459,140
==========================================================================

INDUSTRIAL MACHINERY-2.48%

Dover Corp.                                     1,040,800       40,872,216
--------------------------------------------------------------------------
Illinois Tool Works Inc.                          329,500       30,406,260
==========================================================================
                                                                71,278,476
==========================================================================

INTEGRATED OIL & GAS-7.03%

Amerada Hess Corp.                                290,500       23,446,255
--------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                     1,015,000       59,123,750
--------------------------------------------------------------------------
ChevronTexaco Corp.                               467,000       24,779,020
--------------------------------------------------------------------------
ConocoPhillips                                    305,300       25,739,843
--------------------------------------------------------------------------
Exxon Mobil Corp.                                 892,700       43,938,694
--------------------------------------------------------------------------
Murphy Oil Corp.                                  310,900       24,878,218
==========================================================================
                                                               201,905,780
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.34%

ALLTEL Corp.                                      700,000       38,451,000
==========================================================================

INTERNET RETAIL-0.80%

IAC/InterActiveCorp.(a)(c)                      1,070,000       23,133,400
==========================================================================

INVESTMENT BANKING & BROKERAGE-1.04%

Morgan Stanley                                    582,250       29,747,152
==========================================================================

IT CONSULTING & OTHER SERVICES-1.01%

Accenture Ltd.-Class A (Bermuda)(c)             1,200,000       29,052,000
==========================================================================

LIFE & HEALTH INSURANCE-1.16%

Prudential Financial, Inc.                        716,200       33,281,814
==========================================================================

OFFICE ELECTRONICS-1.62%

Xerox Corp.(c)                                  3,156,300       46,618,551
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.14%

Baker Hughes Inc.                                 763,000       32,679,290
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.29%

Citigroup Inc.                                    670,000       29,727,900
--------------------------------------------------------------------------
Principal Financial Group, Inc.                   955,000       36,060,800
==========================================================================
                                                                65,788,700
==========================================================================

PACKAGED FOODS & MEATS-8.23%

Campbell Soup Co.                               2,107,000       56,551,880
--------------------------------------------------------------------------
General Mills, Inc.                             1,880,000       83,190,000
--------------------------------------------------------------------------
Kraft Foods Inc.-Class A                        1,600,000       53,296,000
--------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
PACKAGED FOODS & MEATS-(CONTINUED)

Sara Lee Corp.                                  1,865,000   $   43,417,200
==========================================================================
                                                               236,455,080
==========================================================================

PAPER PRODUCTS-1.44%

Georgia-Pacific Corp.                           1,200,000       41,508,000
==========================================================================

PHARMACEUTICALS-12.68%

Bristol-Myers Squibb Co.                        1,635,000       38,308,050
--------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)        1,430,000       60,632,000
--------------------------------------------------------------------------
Johnson & Johnson                                 495,000       28,898,100
--------------------------------------------------------------------------
Merck & Co. Inc.                                2,420,000       75,770,200
--------------------------------------------------------------------------
Pfizer Inc.                                     2,395,000       69,335,250
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                      1,168,000       30,368,000
--------------------------------------------------------------------------
Wyeth                                           1,540,000       61,061,000
==========================================================================
                                                               364,372,600
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.97%

ACE Ltd. (Cayman Islands)                         750,000       28,545,000
--------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               828,122       28,123,023
==========================================================================
                                                                56,668,023
==========================================================================

PUBLISHING-3.71%

Gannett Co., Inc.                                 450,000       37,327,500
--------------------------------------------------------------------------
New York Times Co. (The)-Class A(a)               952,900       38,163,645
--------------------------------------------------------------------------
Tribune Co.                                       720,000       31,104,000
==========================================================================
                                                               106,595,145
==========================================================================

RAILROADS-2.76%

Norfolk Southern Corp.                          1,334,000       45,289,300
--------------------------------------------------------------------------
Union Pacific Corp.                               538,000       33,877,860
==========================================================================
                                                                79,167,160
==========================================================================

REGIONAL BANKS-1.87%

BB&T Corp.                                        709,300       29,159,323
--------------------------------------------------------------------------
SunTrust Banks, Inc.                              351,150       24,713,937
==========================================================================
                                                                53,873,260
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


SEMICONDUCTORS-5.07%

Analog Devices, Inc.                              855,000   $   34,422,300
--------------------------------------------------------------------------
Intel Corp.                                     1,889,500       42,060,270
--------------------------------------------------------------------------
National Semiconductor Corp.(c)                 2,139,000       35,721,300
--------------------------------------------------------------------------
Xilinx, Inc.                                    1,097,000       33,568,200
==========================================================================
                                                               145,772,070
==========================================================================

SOFT DRINKS-0.99%

Coca-Cola Co. (The)                               700,000       28,462,000
==========================================================================

SYSTEMS SOFTWARE-5.23%

Computer Associates International, Inc.         2,099,000       58,163,290
--------------------------------------------------------------------------
Microsoft Corp.                                 3,287,000       92,003,130
==========================================================================
                                                               150,166,420
==========================================================================

THRIFTS & MORTGAGE FINANCE-2.11%

Washington Mutual, Inc.                         1,564,560       60,564,118
==========================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $2,396,059,963)                                  2,710,469,509
==========================================================================

MONEY MARKET FUNDS-5.78%

Liquid Assets Portfolio-Institutional
  Class(d)                                     83,058,993       83,058,993
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    83,058,993       83,058,993
==========================================================================
    Total Money Market Funds (Cost
      $166,117,986)                                            166,117,986
==========================================================================
TOTAL INVESTMENTS-100.12% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,562,177,949)                                            2,876,587,495
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.95%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  27,336,279       27,336,279
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $27,336,279)                                        27,336,279
==========================================================================
TOTAL INVESTMENTS-101.07% (Cost $2,589,514,228)              2,903,923,774
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.07%)                          (30,677,348)
==========================================================================
NET ASSETS-100.00%                                          $2,873,246,426
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for security lending transactions as of October 31, 2004.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at October 31, 2004 represented 1.47% of the Fund's Total Investments. See Note 1A.
(c) Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $2,396,059,963)*                            $2,710,469,509
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $193,454,265)                            193,454,265
============================================================
  Total investments (cost $2,589,514,228)      2,903,923,774
------------------------------------------------------------
Receivables for:
  Investments sold                                    91,749
------------------------------------------------------------
  Fund shares sold                                   677,874
------------------------------------------------------------
  Dividends                                        3,441,529
------------------------------------------------------------
  Investments matured (Note 10)                    2,616,170
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               225,690
------------------------------------------------------------
Other assets                                          61,803
============================================================
  Total assets                                 2,911,038,589
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                           7,281,636
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                444,079
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       27,336,279
------------------------------------------------------------
Accrued distribution fees                          1,338,545
------------------------------------------------------------
Accrued trustees' fees                                 4,421
------------------------------------------------------------
Accrued transfer agent fees                        1,070,958
------------------------------------------------------------
Accrued operating expenses                           316,245
============================================================
     Total liabilities                            37,792,163
============================================================
Net assets applicable to shares outstanding   $2,873,246,426
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,220,676,279
------------------------------------------------------------
Undistributed net investment income                5,696,221
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (667,535,620)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     314,409,546
============================================================
                                              $2,873,246,426
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,843,623,034
____________________________________________________________
============================================================
Class B                                       $  885,499,723
____________________________________________________________
============================================================
Class C                                       $  138,305,296
____________________________________________________________
============================================================
Class R                                       $    2,533,768
____________________________________________________________
============================================================
Institutional Class                           $    3,284,605
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          151,588,810
____________________________________________________________
============================================================
Class B                                           76,298,853
____________________________________________________________
============================================================
Class C                                           11,883,687
____________________________________________________________
============================================================
Class R                                              209,486
____________________________________________________________
============================================================
Institutional Class                                  262,233
____________________________________________________________
============================================================
Class A :
  Net asset value per share                   $        12.16
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.16 divided by
       94.50%)                                $        12.87
____________________________________________________________
============================================================
Class B :
  Net asset value and offering price per
     share                                    $        11.61
____________________________________________________________
============================================================
Class C :
  Net asset value and offering price per
     share                                    $        11.64
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        12.10
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        12.53
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $26,097,344 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $182,690)        $ 55,078,131
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $25,015)*                           2,075,348
--------------------------------------------------------------------------
Interest                                                               956
==========================================================================
    Total investment income                                     57,154,435
==========================================================================

EXPENSES:

Advisory fees                                                   20,136,790
--------------------------------------------------------------------------
Administrative services fees                                       585,397
--------------------------------------------------------------------------
Custodian fees                                                     243,906
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        5,883,153
--------------------------------------------------------------------------
  Class B                                                       10,549,491
--------------------------------------------------------------------------
  Class C                                                        1,572,686
--------------------------------------------------------------------------
  Class R                                                           11,195
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       8,357,015
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           1,847
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              73,380
--------------------------------------------------------------------------
Other                                                            1,564,364
==========================================================================
    Total expenses                                              48,979,224
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
      arrangements                                                (360,129)
==========================================================================
    Net expenses                                                48,619,095
==========================================================================
Net investment income                                            8,535,340
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        284,896,878
--------------------------------------------------------------------------
  Foreign currencies                                                47,518
==========================================================================
                                                               284,944,396
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                           (662,843)
==========================================================================
Net gain from investment securities and foreign currencies     284,281,553
==========================================================================
Net increase in net assets resulting from operations          $292,816,893
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    8,535,340    $    3,496,816
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           284,944,396      (177,091,373)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                    (662,843)      649,909,999
==============================================================================================
    Net increase in net assets resulting from operations         292,816,893       476,315,442
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (4,234,798)               --
----------------------------------------------------------------------------------------------
  Class R                                                             (2,682)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                (14,410)               --
==============================================================================================
  Decrease in net assets resulting from distributions             (4,251,890)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (343,025,821)     (380,938,708)
----------------------------------------------------------------------------------------------
  Class B                                                       (360,933,716)     (215,082,650)
----------------------------------------------------------------------------------------------
  Class C                                                        (39,355,393)      (29,277,194)
----------------------------------------------------------------------------------------------
  Class R                                                            642,358         1,521,693
----------------------------------------------------------------------------------------------
  Institutional Class                                              1,074,851           339,875
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (741,597,721)     (623,436,984)
==============================================================================================
    Net increase (decrease) in net assets                       (453,032,718)     (147,121,542)
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,326,279,144     3,473,400,686
==============================================================================================
  End of year (including undistributed net investment income
    of $5,696,221 and $1,365,253, respectively)               $2,873,246,426    $3,326,279,144
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $44,820. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $267,010 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $585,397 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $8,357,015 for Class A, Class B, Class C and Class R shares and $1,847 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $5,883,153, $10,549,491, $1,572,686 and $11,195, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $234,197 in front-end sales commissions from the sale of Class A shares and $3,448, $59,959, $6,679 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 98,974,452      $487,207,080     $  (503,122,539)       $   --        $ 83,058,993     $1,032,599      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            98,974,452       487,207,080        (503,122,539)           --          83,058,993      1,017,734          --
===================================================================================================================================
  Subtotal       $197,948,904      $974,414,160     $(1,006,245,078)       $   --        $166,117,986     $2,050,333      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 22,552,000     $  341,863,851    $  (364,415,851)       $   --        $         --     $   21,732      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                    --         46,453,174        (19,116,895)           --          27,336,279          3,283          --
===================================================================================================================================
  Subtotal       $ 22,552,000     $  388,317,025    $  (383,532,746)       $   --        $ 27,336,279     $   25,015      $   --
===================================================================================================================================
  Total          $220,500,904     $1,362,731,185    $(1,389,777,824)       $   --        $193,454,265     $2,075,348      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $43,476,128 and $115,762,500, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $48,299, which resulted in a reduction of the Fund's total expenses of $48,299.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $15,947 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $26,097,344 were on loan to brokers. The loans were secured by cash collateral of $27,336,279 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $25,015 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                 2004        2003
----------------------------------------------------------------------------------
Distributions paid from ordinary income                       $4,251,890    $   --
__________________________________________________________________________________
==================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    8,592,013
----------------------------------------------------------------------------
Unrealized appreciation -- investments                           264,884,884
----------------------------------------------------------------------------
Temporary book/tax difference                                       (394,478)
----------------------------------------------------------------------------
Capital loss carryforward                                       (620,512,272)
----------------------------------------------------------------------------
Shares of beneficial interest                                  3,220,676,279
============================================================================
Total net assets                                              $2,873,246,426
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the treatment of defaulted bonds.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $282,887,750 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $488,443,372
-----------------------------------------------------------------------------
October 31, 2011                                                 132,068,900
=============================================================================
Total capital loss carryforward                                 $620,512,272
_____________________________________________________________________________
=============================================================================
* Capital loss carryforward as of the date listed above is
  reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $1,066,339,251 and $1,695,085,970, respectively.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $60,700,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00% which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 376,858,000
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (111,973,116)
===============================================================================
Net unrealized appreciation of investment securities             $ 264,884,884
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $2,639,038,890.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, on October 31, 2004, undistributed net investment income was increased by $47,518 and undistributed net realized gain (loss) was decreased by $47,518. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,951,437    $  94,832,462     16,680,459    $ 167,057,570
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,877,677       44,222,154      8,128,480       78,572,729
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,217,568       13,934,813      2,035,003       19,657,080
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          95,004        1,120,376        182,932        1,841,485
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             515,765        6,344,104         53,551          570,090
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         345,517        3,966,625             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                             234            2,681             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 714            8,400             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      12,968,092      155,893,419      3,640,846       37,843,518
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (13,548,346)    (155,893,419)    (3,789,510)     (37,843,518)
==========================================================================================================================
Reacquired:
  Class A                                                     (50,261,476)    (597,718,327)   (58,788,618)    (585,839,796)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (21,841,949)    (249,262,451)   (26,845,101)    (255,811,861)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,652,957)     (53,290,206)    (5,102,475)     (48,934,274)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (40,399)        (480,699)       (29,999)        (319,792)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (434,182)      (5,277,653)       (22,226)        (230,215)
==========================================================================================================================
                                                              (63,807,301)   $(741,597,721)   (63,856,658)   $(623,436,984)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13.20% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell the Fund Shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                              2004             2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    11.12       $     9.57    $    10.46    $    18.07    $    17.16
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.06(a)          0.04(a)       0.01(b)      (0.03)        (0.04)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.00             1.51         (0.90)        (6.70)         2.30
=================================================================================================================================
    Total from investment operations                             1.06             1.55         (0.89)        (6.73)         2.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.02)              --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --               --            --         (0.88)        (1.35)
=================================================================================================================================
    Total distributions                                         (0.02)              --            --         (0.88)        (1.35)
=================================================================================================================================
Net asset value, end of period                             $    12.16       $    11.12    $     9.57    $    10.46    $    18.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  9.58%           16.20%        (8.51)%      (38.75)%       13.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $1,843,623       $2,008,702    $2,096,866    $3,159,304    $5,801,869
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.26%(d)         1.30%         1.22%         1.16%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.27%(d)         1.30%         1.22%         1.17%         1.08%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         0.54%(d)         0.39%         0.09%(b)      (0.24)%      (0.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            36%              28%          103%           78%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,961,051,091.

                                                                                           CLASS B
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                              2004              2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  10.67         $     9.24    $    10.18    $    17.72    $    16.97
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.02)(a)          (0.03)(a)      (0.08)(b)      (0.13)      (0.17)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.96               1.46         (0.86)        (6.53)         2.27
=================================================================================================================================
    Total from investment operations                           0.94               1.43         (0.94)        (6.66)         2.10
=================================================================================================================================
Less distributions from net realized gains                       --                 --            --         (0.88)        (1.35)
=================================================================================================================================
Net asset value, end of period                             $  11.61         $    10.67    $     9.24    $    10.18    $    17.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                8.81%             15.48%        (9.23)%      (39.14)%       12.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $885,500         $1,149,943    $1,204,617    $1,719,470    $3,088,611
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.96%(d)           2.00%         1.92%         1.86%         1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.97%(d)           2.00%         1.92%         1.87%         1.82%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.16%)(d)         (0.31)%       (0.61%)(b)      (0.94)%      (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          36%                28%          103%           78%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,054,949,073.

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.70       $   9.27    $  10.21    $  17.77    $  17.01
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)      (0.03)(a)    (0.08)(b)    (0.13)    (0.17)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.96           1.46       (0.86)      (6.55)       2.28
=========================================================================================================================
    Total from investment operations                              0.94           1.43       (0.94)      (6.68)       2.11
=========================================================================================================================
Less distributions from net realized gains                          --             --          --       (0.88)      (1.35)
=========================================================================================================================
Net asset value, end of period                                $  11.64       $  10.70    $   9.27    $  10.21    $  17.77
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   8.79%         15.43%      (9.21)%    (39.14)%     12.78%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $138,305       $163,859    $170,444    $248,533    $412,872
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.96%(d)       2.00%       1.92%       1.86%       1.80%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.97%(d)       2.00%       1.92%       1.87%       1.82%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.16)%(d)     (0.31)%     (0.61)%(b)    (0.94)%    (0.94)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             36%            28%        103%         78%         80%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $157,268,602.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.08         $ 9.56       $ 10.94
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.04(a)        0.02(a)       0.00
====================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.00           1.50         (1.38)
====================================================================================================
    Total from investment operations                            1.04           1.52         (1.38)
====================================================================================================
Less dividends from net investment income                      (0.02)            --            --
====================================================================================================
Net asset value, end of period                                $12.10         $11.08       $  9.56
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 9.35%         15.90%       (12.61)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,534         $1,714       $    16
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.46%(c)(d)    1.50%         1.42%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets     0.34%(c)       0.19%        (0.11)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                        36%            28%          103%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,239,072.
(d) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements ratio of expenses to average net assets was 1.47%
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                INSTITUTIONAL
                                                              --------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------
                                                               2004         2003      2002      2001       2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.45       $ 9.80    $10.67    $ 18.33    $17.33
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.13(a)      0.09(a)   0.06(b)    0.04      0.52
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.03         1.56     (0.93)     (6.82)     1.83
================================================================================================================
    Total from investment operations                            1.16         1.65     (0.87)     (6.78)     2.35
================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.08)          --        --         --        --
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           --        --      (0.88)    (1.35)
================================================================================================================
    Total distributions                                        (0.08)          --        --      (0.88)    (1.35)
================================================================================================================
Net asset value, end of period                                $12.53       $11.45    $ 9.80    $ 10.67    $18.33
________________________________________________________________________________________________________________
================================================================================================================
Total return(c)                                                10.21%       16.84%    (8.15)%   (38.46)%   14.02%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $3,285       $2,061    $1,457    $ 1,648    $3,234
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.74%(d)     0.79%     0.79%      0.68%     0.66%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.75%(d)     0.79%     0.83%      0.69%     0.68%
================================================================================================================
Ratio of net investment income to average net assets            1.06%(d)     0.90%     0.52%(b)    0.25%    0.20%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                           36%          28%      103%        78%       80%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions.
(d)  Ratios are based on average daily net assets of $4,378,524.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Constellation Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Constellation Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.49%

ADVERTISING-1.02%

Lamar Advertising Co.-Class A(a)(b)              1,609,800   $   66,677,916
===========================================================================

AEROSPACE & DEFENSE-0.64%

Honeywell International Inc.                     1,250,000       42,100,000
===========================================================================

AIR FREIGHT & LOGISTICS-1.13%

Expeditors International of Washington,
  Inc.(b)                                          500,000       28,550,000
---------------------------------------------------------------------------
FedEx Corp.(b)                                     500,000       45,560,000
===========================================================================
                                                                 74,110,000
===========================================================================

AIRLINES-0.53%

Southwest Airlines Co.(b)                        2,193,800       34,596,226
===========================================================================

APPAREL RETAIL-0.37%

TJX Cos., Inc. (The)                             1,000,000       23,980,000
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.71%

Coach, Inc.(a)                                   1,000,000       46,630,000
===========================================================================

APPLICATION SOFTWARE-1.08%

Autodesk, Inc.(b)                                1,350,000       71,212,500
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.22%

Investors Financial Services Corp.(b)              380,000       14,626,200
===========================================================================

BIOTECHNOLOGY-1.98%

Amgen Inc.(a)                                      744,700       42,298,960
---------------------------------------------------------------------------
Biogen Idec Inc.(a)(b)                             600,000       34,896,000
---------------------------------------------------------------------------
Gilead Sciences, Inc.(a)(b)                      1,527,600       52,900,788
===========================================================================
                                                                130,095,748
===========================================================================

BROADCASTING & CABLE TV-1.99%

Clear Channel Communications, Inc.(b)            2,112,800       70,567,520
---------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)(b)      1,944,400       60,198,624
===========================================================================
                                                                130,766,144
===========================================================================

COMMUNICATIONS EQUIPMENT-6.27%

Avaya Inc.(a)(b)                                 1,500,000       21,600,000
---------------------------------------------------------------------------
Cisco Systems, Inc.(a)                           7,500,000      144,075,000
---------------------------------------------------------------------------
Comverse Technology, Inc.(a)(b)                  2,500,000       51,600,000
---------------------------------------------------------------------------
Corning Inc.(a)(b)                               2,200,000       25,190,000
---------------------------------------------------------------------------
Juniper Networks, Inc.(a)(b)                     2,000,000       53,220,000
---------------------------------------------------------------------------
Motorola, Inc.(b)                                1,473,900       25,439,514
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Nokia Oyi-ADR (Finland)(b)                       2,500,000   $   38,550,000
---------------------------------------------------------------------------
QUALCOMM Inc.                                    1,250,000       52,262,500
===========================================================================
                                                                411,937,014
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.68%

Best Buy Co., Inc.(b)                              750,000       44,415,000
===========================================================================

COMPUTER HARDWARE-2.80%

Apple Computer, Inc.(a)(b)                       1,000,000       52,530,000
---------------------------------------------------------------------------
Dell Inc.(a)(b)                                  3,750,000      131,475,000
===========================================================================
                                                                184,005,000
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.19%

Caterpillar Inc.(b)                                750,000       60,405,000
---------------------------------------------------------------------------
Deere & Co.                                      1,400,000       83,692,000
===========================================================================
                                                                144,097,000
===========================================================================

CONSUMER FINANCE-3.63%

American Express Co.(b)                          1,250,000       66,337,500
---------------------------------------------------------------------------
Capital One Financial Corp.(b)                     500,000       36,880,000
---------------------------------------------------------------------------
MBNA Corp.(b)                                    3,500,000       89,705,000
---------------------------------------------------------------------------
SLM Corp.(b)                                     1,000,000       45,260,000
===========================================================================
                                                                238,182,500
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.84%

Affiliated Computer Services, Inc.-Class
  A(a)(b)                                          500,000       27,275,000
---------------------------------------------------------------------------
Automatic Data Processing, Inc.                  1,000,000       43,390,000
---------------------------------------------------------------------------
Fiserv, Inc.(a)(b)                               2,250,000       79,965,000
---------------------------------------------------------------------------
Paychex, Inc.(b)                                 1,100,000       36,073,400
===========================================================================
                                                                186,703,400
===========================================================================

DEPARTMENT STORES-0.26%

J.C. Penney Co., Inc.(b)                           500,000       17,295,000
===========================================================================

DIVERSIFIED BANKS-0.68%

Bank of America Corp.(b)                         1,000,000       44,790,000
===========================================================================

DIVERSIFIED CHEMICALS-1.37%

Dow Chemical Co. (The)(b)                          650,000       29,211,000
---------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                     750,000       32,152,500
---------------------------------------------------------------------------
Eastman Chemical Co.(b)                            600,000       28,482,000
===========================================================================
                                                                 89,845,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES-1.00%

Apollo Group, Inc.-Class A(a)(b)                   500,000   $   33,000,000
---------------------------------------------------------------------------
Cintas Corp.                                       750,000       32,355,000
===========================================================================
                                                                 65,355,000
===========================================================================

DIVERSIFIED METALS & MINING-0.53%

Phelps Dodge Corp.(b)                              400,000       35,016,000
===========================================================================

DRUG RETAIL-0.55%

Walgreen Co.(b)                                  1,000,000       35,890,000
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.63%

Rockwell Automation, Inc.(b)                     1,000,000       41,690,000
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.59%

Agilent Technologies, Inc.(a)(b)                 1,550,000       38,843,000
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.36%

Molex Inc.                                         802,400       23,726,968
===========================================================================

EMPLOYMENT SERVICES-1.62%

Robert Half International Inc.                   4,000,000      106,120,000
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.46%

Monsanto Co.                                       700,000       29,925,000
===========================================================================

FOOD RETAIL-0.43%

Whole Foods Market, Inc.(b)                        350,000       28,500,500
===========================================================================

FOOTWEAR-0.43%

NIKE, Inc.-Class B                                 350,000       28,458,500
===========================================================================

GOLD-0.67%

Newmont Mining Corp.                               471,600       22,410,432
---------------------------------------------------------------------------
Placer Dome Inc. (Canada)                        1,003,900       21,332,875
===========================================================================
                                                                 43,743,307
===========================================================================

HEALTH CARE EQUIPMENT-6.78%

Bard (C.R.), Inc.                                  652,100       37,039,280
---------------------------------------------------------------------------
Becton, Dickinson & Co.                          1,034,200       54,295,500
---------------------------------------------------------------------------
Biomet, Inc.(b)                                  3,535,175      165,021,969
---------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)         566,500       32,494,440
---------------------------------------------------------------------------
Medtronic, Inc.(b)                                 815,700       41,690,427
---------------------------------------------------------------------------
St. Jude Medical, Inc.(a)(b)                       352,700       27,006,239
---------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)(b)                 834,400       33,501,160
---------------------------------------------------------------------------
Waters Corp.(a)(b)                                 410,200       16,937,158
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)(b)                        475,600       36,901,804
===========================================================================
                                                                444,887,977
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

HEALTH CARE SERVICES-1.11%

Caremark Rx, Inc.(a)(b)                          2,427,881   $   72,763,594
===========================================================================

HEALTH CARE SUPPLIES-0.73%

Alcon, Inc. (Switzerland)(b)                       677,400       48,230,880
===========================================================================

HOTELS, RESORTS & CRUISE LINES-1.48%

Carnival Corp. (Panama)(b)                         750,000       37,920,000
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)(b)          500,000       23,300,000
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(b)       750,000       35,797,500
===========================================================================
                                                                 97,017,500
===========================================================================

HOUSEHOLD PRODUCTS-0.72%

Procter & Gamble Co. (The)(b)                      918,800       47,024,184
===========================================================================

HYPERMARKETS & SUPER CENTERS-1.03%

Wal-Mart Stores, Inc.(b)                         1,250,000       67,400,000
===========================================================================

INDUSTRIAL CONGLOMERATES-1.72%

3M Co.(b)                                          290,000       22,495,300
---------------------------------------------------------------------------
General Electric Co.                             1,500,000       51,180,000
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)(b)             1,250,000       38,937,500
===========================================================================
                                                                112,612,800
===========================================================================

INDUSTRIAL GASES-0.87%

Air Products & Chemicals, Inc.                     600,000       31,908,000
---------------------------------------------------------------------------
Praxair, Inc.                                      600,000       25,320,000
===========================================================================
                                                                 57,228,000
===========================================================================

INDUSTRIAL MACHINERY-3.63%

Danaher Corp.(b)                                 1,000,000       55,130,000
---------------------------------------------------------------------------
Eaton Corp.(b)                                     500,000       31,975,000
---------------------------------------------------------------------------
Illinois Tool Works Inc.(b)                        363,300       33,525,324
---------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)             1,100,000       75,284,000
---------------------------------------------------------------------------
Parker Hannifin Corp.(b)                           600,000       42,378,000
===========================================================================
                                                                238,292,324
===========================================================================

INTEGRATED OIL & GAS-1.37%

ChevronTexaco Corp.                                307,000       16,289,420
---------------------------------------------------------------------------
Exxon Mobil Corp.                                1,500,000       73,830,000
===========================================================================
                                                                 90,119,420
===========================================================================

INTERNET RETAIL-1.19%

eBay Inc.(a)(b)                                    800,000       78,088,000
===========================================================================

INTERNET SOFTWARE & SERVICES-2.52%

Google Inc.-Class A(a)(b)                          250,413       47,755,011
---------------------------------------------------------------------------
Yahoo! Inc.(a)(b)                                3,250,000      117,617,500
===========================================================================
                                                                165,372,511
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-0.37%

Goldman Sachs Group, Inc. (The)(b)                 250,000   $   24,595,000
===========================================================================

IT CONSULTING & OTHER SERVICES-0.37%

Accenture Ltd.-Class A (Bermuda)(a)(b)           1,000,000       24,210,000
===========================================================================

LIFE & HEALTH INSURANCE-0.40%

AFLAC Inc.(b)                                      725,450       26,029,146
===========================================================================

MANAGED HEALTH CARE-1.34%

Aetna Inc.(b)                                      346,500       32,917,500
---------------------------------------------------------------------------
UnitedHealth Group Inc.(b)                         463,100       33,528,440
---------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                  222,300       21,709,818
===========================================================================
                                                                 88,155,758
===========================================================================

MOTORCYCLE MANUFACTURERS-0.31%

Harley-Davidson, Inc.(b)                           350,000       20,149,500
===========================================================================

MOVIES & ENTERTAINMENT-1.08%

DreamWorks Animation SKG, Inc.-Class A(a)          117,200        4,576,660
---------------------------------------------------------------------------
Viacom Inc.-Class B(b)                           1,811,464       66,100,321
===========================================================================
                                                                 70,676,981
===========================================================================

MULTI-LINE INSURANCE-0.89%

American International Group, Inc.(b)              500,000       30,355,000
---------------------------------------------------------------------------
Genworth Financial Inc.-Class A(b)               1,180,000       28,154,800
===========================================================================
                                                                 58,509,800
===========================================================================

OIL & GAS DRILLING-0.57%

ENSCO International Inc.(b)                      1,219,000       37,240,450
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.45%

BJ Services Co.(b)                                 869,600       44,349,600
---------------------------------------------------------------------------
Halliburton Co.(b)                                 500,000       18,520,000
---------------------------------------------------------------------------
Weatherford International Ltd.
  (Bermuda)(a)(b)                                  625,000       32,662,500
===========================================================================
                                                                 95,532,100
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.58%

Apache Corp.(b)                                    500,000       25,350,000
---------------------------------------------------------------------------
Devon Energy Corp.                                 700,000       51,779,000
---------------------------------------------------------------------------
XTO Energy, Inc.(b)                                800,000       26,704,000
===========================================================================
                                                                103,833,000
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.44%

Valero Energy Corp.(b)                             670,000       28,789,900
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.17%

Citigroup Inc.(b)                                1,906,900       84,609,153
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

JPMorgan Chase & Co.(b)                          1,500,000   $   57,900,000
===========================================================================
                                                                142,509,153
===========================================================================

PACKAGED FOODS & MEATS-0.89%

Hershey Foods Corp.(b)                             500,000       25,345,000
---------------------------------------------------------------------------
Kellogg Co.                                        765,900       32,933,700
===========================================================================
                                                                 58,278,700
===========================================================================

PERSONAL PRODUCTS-1.02%

Avon Products, Inc.                                600,000       23,730,000
---------------------------------------------------------------------------
Gillette Co. (The)(b)                            1,042,000       43,222,160
===========================================================================
                                                                 66,952,160
===========================================================================

PHARMACEUTICALS-5.68%

Johnson & Johnson                                1,696,100       99,018,318
---------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)          1,333,500       54,233,445
---------------------------------------------------------------------------
Pfizer Inc.                                      4,250,000      123,037,500
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)(b)                                    3,709,700       96,452,200
===========================================================================
                                                                372,741,463
===========================================================================

PUBLISHING-0.50%

Gannett Co., Inc.(b)                               398,400       33,047,280
===========================================================================

REGIONAL BANKS-0.45%

Commerce Bancorp, Inc.(b)                          500,000       29,620,000
===========================================================================

RESTAURANTS-0.44%

McDonald's Corp.(b)                              1,000,000       29,150,000
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.74%

Applied Materials, Inc.(a)(b)                    1,583,600       25,495,960
---------------------------------------------------------------------------
KLA-Tencor Corp.(a)(b)                             500,000       22,765,000
===========================================================================
                                                                 48,260,960
===========================================================================

SEMICONDUCTORS-6.21%

Analog Devices, Inc.(b)                          2,250,000       90,585,000
---------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A(a)(b)       3,000,000       46,620,000
---------------------------------------------------------------------------
Linear Technology Corp.                          1,600,000       60,608,000
---------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)(b)      750,000       21,427,500
---------------------------------------------------------------------------
Maxim Integrated Products, Inc.(b)                 806,985       35,499,270
---------------------------------------------------------------------------
Microchip Technology Inc.                        5,068,952      153,335,798
===========================================================================
                                                                408,075,568
===========================================================================

SPECIALTY CHEMICALS-0.80%

Ecolab Inc.(b)                                     800,000       27,080,000
---------------------------------------------------------------------------
Rohm & Haas Co.(b)                                 600,000       25,434,000
===========================================================================
                                                                 52,514,000
===========================================================================

SPECIALTY STORES-3.36%

Bed Bath & Beyond Inc.(a)(b)                     2,000,000       81,580,000
---------------------------------------------------------------------------
Staples, Inc.(b)                                 3,500,000      104,090,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Williams-Sonoma, Inc.(a)(b)                        917,800   $   35,032,426
===========================================================================
                                                                220,702,426
===========================================================================

STEEL-0.75%

Nucor Corp.(b)                                     600,000       25,338,000
---------------------------------------------------------------------------
United States Steel Corp.(b)                       651,000       23,904,720
===========================================================================
                                                                 49,242,720
===========================================================================

SYSTEMS SOFTWARE-5.04%

Adobe Systems Inc.(b)                              600,000       33,618,000
---------------------------------------------------------------------------
Microsoft Corp.                                  6,000,000      167,940,000
---------------------------------------------------------------------------
Oracle Corp.(a)                                  4,438,800       56,195,208
---------------------------------------------------------------------------
Symantec Corp.(a)(b)                               800,000       45,552,000
---------------------------------------------------------------------------
VERITAS Software Corp.(a)(b)                     1,263,800       27,651,944
===========================================================================
                                                                330,957,152
===========================================================================

TECHNOLOGY DISTRIBUTORS-1.31%

CDW Corp.(b)                                     1,391,300       86,302,339
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.52%

Nextel Communications, Inc.-Class A(a)(b)        1,297,900       34,381,371
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $5,083,616,766)                         6,532,827,540
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-0.64%

Liquid Assets Portfolio-Institutional
  Class(c)                                      21,040,807   $   21,040,807
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)     21,040,807       21,040,807
===========================================================================
    Total Money Market Funds (Cost
      $42,081,614)                                               42,081,614
===========================================================================
TOTAL INVESTMENTS-100.13% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,125,698,380)                                             6,574,909,154
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.83%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                  969,136,004      969,136,004
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(c)(d)                                    4,938,485        4,938,485
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $974,074,489)                                       974,074,489
===========================================================================
TOTAL INVESTMENTS-114.96% (Cost
  $6,099,772,869)                                             7,548,983,643
===========================================================================
OTHER ASSETS LESS LIABILITIES-(14.96%)                         (982,334,057)
===========================================================================
NET ASSETS-100.00%                                           $6,566,649,586
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $5,083,616,766)*                           $ 6,532,827,540
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $1,016,156,103)                  1,016,156,103
============================================================
    Total investments (cost $6,099,772,869)    7,548,983,643
============================================================
Foreign currencies, at value (cost $1,505)             1,543
------------------------------------------------------------
Receivables for:
  Investments sold                                36,103,535
------------------------------------------------------------
  Fund shares sold                                 5,247,741
------------------------------------------------------------
  Dividends                                        3,608,701
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  478,198
------------------------------------------------------------
Other assets                                          73,560
============================================================
    Total assets                               7,594,496,921
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           24,512,996
------------------------------------------------------------
  Fund shares reacquired                          22,456,741
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,036,780
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       974,074,489
------------------------------------------------------------
Accrued distribution fees                          1,956,560
------------------------------------------------------------
Accrued trustees' fees                                 6,750
------------------------------------------------------------
Accrued transfer agent fees                        2,947,479
------------------------------------------------------------
Accrued operating expenses                           855,540
============================================================
    Total liabilities                          1,027,847,335
============================================================
Net assets applicable to shares outstanding  $ 6,566,649,586
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 7,288,266,146
------------------------------------------------------------
Undistributed net investment income (loss)          (907,378)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                        (2,169,919,994)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies            1,449,210,812
============================================================
                                             $ 6,566,649,586
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 5,616,072,058
____________________________________________________________
============================================================
Class B                                      $   617,004,804
____________________________________________________________
============================================================
Class C                                      $   162,706,560
____________________________________________________________
============================================================
Class R                                      $     6,202,267
____________________________________________________________
============================================================
Institutional Class                          $   164,663,897
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          264,001,060
____________________________________________________________
============================================================
Class B                                           30,930,529
____________________________________________________________
============================================================
Class C                                            8,158,834
____________________________________________________________
============================================================
Class R                                              291,974
____________________________________________________________
============================================================
Institutional Class                                7,157,074
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         21.27
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.27 divided by
      94.50%)                                $         22.51
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         19.95
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         19.94
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         21.24
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         23.01
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $954,954,771 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $414,846)        $  48,034,675
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $138,487)*                           1,652,388
===========================================================================
    Total investment income                                      49,687,063
===========================================================================

EXPENSES:

Advisory fees                                                    46,243,987
---------------------------------------------------------------------------
Administrative services fees                                        710,711
---------------------------------------------------------------------------
Custodian fees                                                      525,253
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                        19,016,041
---------------------------------------------------------------------------
  Class B                                                         6,702,181
---------------------------------------------------------------------------
  Class C                                                         1,845,072
---------------------------------------------------------------------------
  Class R                                                            24,911
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       21,734,849
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           81,066
---------------------------------------------------------------------------
Trustees' fees and retirement benefits                              151,416
---------------------------------------------------------------------------
Other                                                             2,985,841
===========================================================================
    Total expenses                                              100,021,328
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (1,322,281)
===========================================================================
    Net expenses                                                 98,699,047
===========================================================================
Net investment income (loss)                                    (49,011,984)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         750,565,101
---------------------------------------------------------------------------
  Foreign currencies                                             (1,170,065)
---------------------------------------------------------------------------
  Option contracts written                                          804,191
===========================================================================
                                                                750,199,227
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (467,700,274)
---------------------------------------------------------------------------
  Foreign currencies                                                     38
===========================================================================
                                                               (467,700,236)
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              282,498,991
===========================================================================
Net increase in net assets resulting from operations          $ 233,487,007
___________________________________________________________________________
===========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004               2003
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (49,011,984)   $   (54,584,186)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       750,199,227       (454,745,158)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and foreign currencies and option
    contracts                                                    (467,700,236)     1,834,190,965
================================================================================================
    Net increase in net assets resulting from operations          233,487,007      1,324,861,621
================================================================================================
Share transactions-net:
  Class A                                                      (1,414,942,300)    (1,112,282,235)
------------------------------------------------------------------------------------------------
  Class B                                                         (88,166,720)       (46,666,906)
------------------------------------------------------------------------------------------------
  Class C                                                         (35,344,446)       (22,091,083)
------------------------------------------------------------------------------------------------
  Class R                                                           3,284,897          2,235,274
------------------------------------------------------------------------------------------------
  Institutional Class                                               4,128,631          5,433,008
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,531,039,938)    (1,173,371,942)
================================================================================================
    Net increase (decrease) in net assets                      (1,297,552,931)       151,489,679
================================================================================================

NET ASSETS:

  Beginning of year                                             7,864,202,517      7,712,712,838
================================================================================================
  End of year (including undistributed net investment income
    (loss) of $(907,378) and $(844,799), respectively)        $ 6,566,649,586    $ 7,864,202,517
________________________________________________________________________________________________
================================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the

     Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $623,391. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $587,335 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $710,711 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $21,734,849 for Class A, Class B, Class C and Class R shares and $81,066 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $19,016,041, $6,702,181, $1,845,072 and $24,911, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended October 31, 2004, AIM Distributors advised the Fund that it retained $743,284 in front-end sales commissions from the sale of Class A shares and $19,335, $84,327, $11,693 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                 MARKET VALUE       PURCHASES           PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST           FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 95,933,174     $1,169,096,235    $(1,243,988,602)        $   --        $21,040,807     $  766,132      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            95,933,174      1,169,096,235     (1,243,988,602)            --         21,040,807        747,769          --
===================================================================================================================================
  Subtotal       $191,866,348     $2,338,192,470    $(2,487,977,204)        $   --        $42,081,614     $1,513,901      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                 MARKET VALUE       PURCHASES           PROCEEDS         APPRECIATION     MARKET VALUE       DIVIDEND     REALIZED
FUND               10/31/03          AT COST           FROM SALES       (DEPRECIATION)      10/31/04         INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $155,180,095     $3,731,967,251    $(2,918,011,342)        $   --       $  969,136,004     $  132,031     $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            24,938,485                 --        (20,000,000)            --            4,938,485          6,456         --
====================================================================================================================================
  Subtotal       $180,118,580     $3,731,967,251    $(2,938,011,342)        $   --       $  974,074,489     $  138,487     $   --
====================================================================================================================================
  Total          $371,984,928     $6,070,159,721    $(5,425,988,546)        $   --       $1,016,156,103     $1,652,388     $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $114,504,134 and $56,171,339, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $109,966 and credits in custodian fees of $1,589 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $111,555.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $31,034 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $954,954,771 were on loan to brokers. The loans were secured by cash collateral of $974,074,489 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $138,487 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of year                                                  --      $      --
------------------------------------------------------------------------------------
Written                                                         7,250        867,152
------------------------------------------------------------------------------------
Closed                                                         (3,925)      (613,840)
------------------------------------------------------------------------------------
Expired                                                        (3,325)      (253,312)
====================================================================================
End of year                                                        --      $      --
____________________________________________________________________________________
====================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $ 1,443,574,764
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (907,378)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (2,164,283,946)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   7,288,266,146
=============================================================================
Total net assets                                              $ 6,566,649,586
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $38.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $745,543,129 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                               CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
----------------------------------------------------------------------------
October 31, 2009                                              $  478,530,901
----------------------------------------------------------------------------
October 31, 2010                                               1,223,985,487
----------------------------------------------------------------------------
October 31, 2011                                                 461,767,558
============================================================================
Total capital loss carryforward                               $2,164,283,946
____________________________________________________________________________
============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $3,585,815,574 and $5,051,191,698, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $1,643,458,910
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (199,884,184)
==============================================================================
Net unrealized appreciation of investment securities           $1,443,574,726
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $6,105,408,917.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2004, undistributed net investment income was increased by $48,949,405, undistributed net realized gain
(loss) was increased by $1,170,065 and shares of beneficial interest decreased by $50,119,470. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                           2004                              2003
                                                              ------------------------------    -------------------------------
                                                                SHARES           AMOUNT            SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      21,730,966    $   462,412,977      40,892,692    $   728,901,495
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,742,938         54,987,929       4,399,643         74,587,779
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,295,928         26,018,679       1,764,643         29,858,199
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         215,406          4,599,852         163,302          2,916,332
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,641,747         36,786,966       1,117,656         21,391,286
===============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         403,007          8,647,784         325,830          5,894,532
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (428,243)        (8,647,784)       (344,006)        (5,894,532)
===============================================================================================================================
Reacquired:
  Class A                                                     (89,250,664)    (1,886,003,061)   (104,213,879)    (1,847,078,262)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,761,489)      (134,506,865)     (6,899,964)      (115,360,153)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,085,701)       (61,363,125)     (3,090,330)       (51,949,282)
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (61,955)        (1,314,955)        (37,857)          (681,058)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,437,940)       (32,658,335)       (833,861)       (15,958,278)
===============================================================================================================================
                                                              (72,996,000)   $(1,531,039,938)    (66,756,131)   $(1,173,371,942)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------------------
                                                   2004              2003               2002               2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    20.61        $    17.20         $    19.72         $    43.50    $     34.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.13)(a)         (0.12)(a)          (0.15)(a)          (0.12)         (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.79              3.53              (2.37)            (16.24)         12.39
=================================================================================================================================
    Total from investment operations                  0.66              3.41              (2.52)            (16.36)         12.13
=================================================================================================================================
Less Distributions from net realized gains              --                --                 --              (7.42)         (3.28)
=================================================================================================================================
Net asset value, end of period                  $    21.27        $    20.61         $    17.20         $    19.72    $     43.50
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       3.20%            19.83%            (12.78)%           (43.10)%        36.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $5,616,072        $6,825,023         $6,780,055         $9,703,277    $19,268,977
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    1.27%(c)          1.29%              1.26%              1.14%          1.08%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    1.29%(c)          1.30%              1.27%              1.17%          1.11%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.59)(c)         (0.67)%            (0.74)%            (0.46)%        (0.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 50%               47%                57%                75%            88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $6,338,680,161.

                                                                                      CLASS B
                                                       ----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                       ----------------------------------------------------------------------
                                                         2004            2003            2002            2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  19.46        $  16.36        $  18.89        $  42.28    $    34.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.26)(a)       (0.23)(a)       (0.27)(a)       (0.28)        (0.58)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.75            3.33           (2.26)         (15.69)        12.14
=============================================================================================================================
    Total from investment operations                       0.49            3.10           (2.53)         (15.97)        11.56
=============================================================================================================================
Less Distributions from net realized gains                   --              --              --           (7.42)        (3.28)
=============================================================================================================================
Net asset value, end of period                         $  19.95        $  19.46        $  16.36        $  18.89    $    42.28
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                            2.52%          18.95%         (13.39)%        (43.49)%       35.51%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $617,005        $688,587        $625,294        $818,343    $1,315,524
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.97%(c)        1.99%           1.96%           1.86%         1.85%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.99%(c)        2.00%           1.97%           1.89%         1.88%
=============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.29)(c)       (1.37)%         (1.44)%         (1.17)%       (1.38)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                      50%             47%             57%             75%           88%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $670,218,131.

                                                                                       CLASS C
                                                       -----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                       -----------------------------------------------------------------------
                                                         2004             2003             2002             2001        2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  19.46         $  16.36         $  18.88         $  42.27    $  33.99
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.26)(a)        (0.23)(a)        (0.27)(a)        (0.29)      (0.59)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.74             3.33            (2.25)          (15.68)      12.15
==============================================================================================================================
    Total from investment operations                       0.48             3.10            (2.52)          (15.97)      11.56
==============================================================================================================================
Less Distributions from net realized gains                   --               --               --            (7.42)      (3.28)
==============================================================================================================================
Net asset value, end of period                         $  19.94         $  19.46         $  16.36         $  18.88    $  42.27
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                            2.47%           18.95%          (13.35)%         (43.51)%     35.52%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $162,707         $193,585         $184,393         $258,786    $434,544
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.97%(c)         1.99%            1.96%            1.86%       1.85%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.99%(c)         2.00%            1.97%            1.89%       1.88%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.29)(c)        (1.37)%          (1.44)%          (1.17)%     (1.38)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                      50%              47%              57%              75%         88%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $184,507,218.

                                                                                CLASS R
                                                              -------------------------------------------
                                                                                            JUNE 3, 2002
                                                                   YEAR ENDED                (DATE SALES
                                                                   OCTOBER 31,              COMMENCED) TO
                                                              ---------------------          OCTOBER 31,
                                                               2004           2003              2002
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $20.63         $17.26            $19.82
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.17)(a)      (0.16)(a)         (0.07)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.78           3.53             (2.49)
=========================================================================================================
    Total from investment operations                            0.61           3.37             (2.56)
=========================================================================================================
Net asset value, end of period                                $21.24         $20.63            $17.26
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 2.96%         19.52%           (12.92)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,202         $2,857            $  226
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.47%(c)       1.49%             1.53%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.49%(c)       1.50%             1.54%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (0.79)(c)      (0.87)%           (1.01)(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)                                        50%            47%               57%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $4,982,137.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                              INSTITUTIONAL CLASS
                                                       ------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                       ------------------------------------------------------------------
                                                         2004             2003             2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  22.17         $  18.40         $  21.00    $  45.55    $  36.01
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.01)(a)        (0.03)(a)        (0.06)       0.01       (0.09)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.85             3.80            (2.54)     (17.14)      12.91
=========================================================================================================================
    Total from investment operations                       0.84             3.77            (2.60)     (17.13)      12.82
=========================================================================================================================
Less Distributions from net realized gains                   --               --               --       (7.42)      (3.28)
=========================================================================================================================
Net asset value, end of period                         $  23.01         $  22.17         $  18.40    $  21.00    $  45.55
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                            3.79%           20.49%          (12.38)%    (42.80)%     37.14%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $164,664         $154,150         $122,746    $150,609    $288,097
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.72%(c)         0.75%            0.80%       0.65%       0.65%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.74%(c)         0.76%            0.81%       0.68%       0.68%
=========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.04)(c)        (0.13)%          (0.28)%      0.03%      (0.18)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                      50%              47%              57%         75%         88%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $158,650,215.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Diversified Dividend Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Diversified Dividend Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Diversified Dividend Fund as of October 31, 2004, the results of its operations for the year then ended, the statements of changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-90.30%

ADVERTISING-0.97%

Omnicom Group Inc.                                15,300   $  1,207,170
=======================================================================

AEROSPACE & DEFENSE-2.06%

Raytheon Co.                                      50,800      1,853,184
-----------------------------------------------------------------------
United Technologies Corp.                          7,700        714,714
=======================================================================
                                                              2,567,898
=======================================================================

APPAREL RETAIL-1.90%

Limited Brands                                    39,600        981,288
-----------------------------------------------------------------------
TJX Cos., Inc. (The)                              57,800      1,386,044
=======================================================================
                                                              2,367,332
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.67%

V. F. Corp.                                       38,600      2,077,838
=======================================================================

APPLICATION SOFTWARE-0.53%

SAP A.G.-ADR (Germany)                            15,500        661,075
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.19%

Federated Investors, Inc.-Class B                 51,000      1,478,490
=======================================================================

AUTO PARTS & EQUIPMENT-0.35%

Johnson Controls, Inc.                             7,600        435,860
=======================================================================

BREWERS-1.36%

Anheuser-Busch Cos., Inc.                         33,900      1,693,305
=======================================================================

BUILDING PRODUCTS-2.34%

Masco Corp.                                       85,100      2,915,526
=======================================================================

COMPUTER HARDWARE-2.19%

Hewlett-Packard Co.                               83,900      1,565,574
-----------------------------------------------------------------------
International Business Machines Corp.             12,900      1,157,775
=======================================================================
                                                              2,723,349
=======================================================================

CONSTRUCTION & ENGINEERING-1.32%

Fluor Corp.                                       35,500      1,648,620
=======================================================================

CONSTRUCTION MATERIALS-0.48%

Lafarge North America Inc.                        12,100        592,900
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.05%

Automatic Data Processing, Inc.                   31,600      1,371,124
-----------------------------------------------------------------------
First Data Corp.                                  28,500      1,176,480
=======================================================================
                                                              2,547,604
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


DISTRIBUTORS-0.86%

Genuine Parts Co.                                 26,900   $  1,073,041
=======================================================================

DIVERSIFIED BANKS-3.11%

Bank of America Corp.                             47,200      2,114,088
-----------------------------------------------------------------------
U.S. Bancorp                                      28,900        826,829
-----------------------------------------------------------------------
Wachovia Corp.                                    19,000        934,990
=======================================================================
                                                              3,875,907
=======================================================================

DIVERSIFIED CHEMICALS-2.48%

Dow Chemical Co. (The)                            26,800      1,204,392
-----------------------------------------------------------------------
PPG Industries, Inc.                              29,500      1,880,625
=======================================================================
                                                              3,085,017
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.51%

H&R Block, Inc.                                   18,800        893,940
-----------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                   46,700        980,700
=======================================================================
                                                              1,874,640
=======================================================================

ELECTRIC UTILITIES-3.07%

Entergy Corp.                                     17,400      1,137,264
-----------------------------------------------------------------------
Exelon Corp.                                      56,300      2,230,606
-----------------------------------------------------------------------
Wisconsin Energy Corp.                            14,000        456,960
=======================================================================
                                                              3,824,830
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.83%

Cooper Industries, Ltd.-Class A (Bermuda)         19,600      1,252,440
-----------------------------------------------------------------------
Emerson Electric Co.                              35,400      2,267,370
=======================================================================
                                                              3,519,810
=======================================================================

FOOTWEAR-0.72%

NIKE, Inc.-Class B                                11,000        894,410
=======================================================================

HEALTH CARE EQUIPMENT-2.16%

Baxter International Inc.                         62,600      1,925,576
-----------------------------------------------------------------------
Becton, Dickinson & Co.                           14,500        761,250
=======================================================================
                                                              2,686,826
=======================================================================

HOME IMPROVEMENT RETAIL-1.21%

Home Depot, Inc. (The)                            36,800      1,511,744
=======================================================================

HOUSEHOLD APPLIANCES-0.94%

Snap-on Inc.                                      39,800      1,169,324
=======================================================================

HOUSEHOLD PRODUCTS-2.30%

Colgate-Palmolive Co.                             50,900      2,271,158
-----------------------------------------------------------------------
Kimberly-Clark Corp.                               9,900        590,733
=======================================================================
                                                              2,861,891
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

INDUSTRIAL MACHINERY-3.46%

Illinois Tool Works Inc.                           9,100   $    839,748
-----------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)              28,800      1,971,072
-----------------------------------------------------------------------
Pentair, Inc.                                     40,200      1,502,676
=======================================================================
                                                              4,313,496
=======================================================================

INSURANCE BROKERS-1.14%

Marsh & McLennan Cos., Inc.                       51,200      1,416,192
=======================================================================

INTEGRATED OIL & GAS-4.43%

ChevronTexaco Corp.                               11,200        594,272
-----------------------------------------------------------------------
ConocoPhillips                                    11,700        986,427
-----------------------------------------------------------------------
Eni S.p.A. (Italy)(a)                             30,100        690,704
-----------------------------------------------------------------------
Exxon Mobil Corp.                                 16,000        787,520
-----------------------------------------------------------------------
Occidental Petroleum Corp.                        26,100      1,457,163
-----------------------------------------------------------------------
Total S.A. (France)(a)                             4,800      1,004,810
=======================================================================
                                                              5,520,896
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.83%

SBC Communications Inc.                           40,900      1,033,134
=======================================================================

INVESTMENT BANKING & BROKERAGE-1.74%

Morgan Stanley                                    42,400      2,166,216
=======================================================================

LIFE & HEALTH INSURANCE-0.83%

Prudential Financial, Inc.                        22,300      1,036,281
=======================================================================

MULTI-LINE INSURANCE-1.10%

Hartford Financial Services Group, Inc. (The)     23,500      1,374,280
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-2.93%

Dominion Resources, Inc.                          28,700      1,845,984
-----------------------------------------------------------------------
Public Service Enterprise Group Inc.              42,200      1,797,298
=======================================================================
                                                              3,643,282
=======================================================================

OFFICE SERVICES & SUPPLIES-0.81%

Pitney Bowes Inc.                                 23,000      1,006,250
=======================================================================

OIL & GAS DRILLING-1.04%

GlobalSantaFe Corp. (Cayman Islands)              44,000      1,298,000
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.64%

Citigroup Inc.                                    46,100      2,045,457
=======================================================================

PACKAGED FOODS & MEATS-3.94%

General Mills, Inc.                               45,500      2,013,375
-----------------------------------------------------------------------
Hershey Foods Corp.                               14,400        729,936
-----------------------------------------------------------------------
Kellogg Co.                                       20,000        860,000
-----------------------------------------------------------------------
Sara Lee Corp.                                    55,900      1,301,352
=======================================================================
                                                              4,904,663
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


PAPER PACKAGING-0.84%

Bemis Co., Inc.                                   15,200   $    402,344
-----------------------------------------------------------------------
Sonoco Products Co.                               24,300        647,595
=======================================================================
                                                              1,049,939
=======================================================================

PERSONAL PRODUCTS-0.69%

Avon Products, Inc.                               21,600        854,280
=======================================================================

PHARMACEUTICALS-10.24%

Abbott Laboratories                               55,100      2,348,913
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                          52,600      1,232,418
-----------------------------------------------------------------------
Johnson & Johnson                                 41,400      2,416,932
-----------------------------------------------------------------------
Lilly (Eli) & Co.                                 35,200      1,932,832
-----------------------------------------------------------------------
Merck & Co. Inc.                                  13,800        432,078
-----------------------------------------------------------------------
Pfizer Inc.                                       65,200      1,887,540
-----------------------------------------------------------------------
Wyeth                                             63,200      2,505,880
=======================================================================
                                                             12,756,593
=======================================================================

PROPERTY & CASUALTY INSURANCE-3.43%

Chubb Corp. (The)                                  8,700        627,531
-----------------------------------------------------------------------
MBIA Inc.                                         27,200      1,573,792
-----------------------------------------------------------------------
SAFECO Corp.                                       9,300        430,032
-----------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               48,400      1,643,664
=======================================================================
                                                              4,275,019
=======================================================================

PUBLISHING-0.99%

Gannett Co., Inc.                                 14,900      1,235,955
=======================================================================

REGIONAL BANKS-2.17%

Cullen/Frost Bankers, Inc.                        10,800        529,200
-----------------------------------------------------------------------
KeyCorp                                           17,000        571,030
-----------------------------------------------------------------------
North Fork Bancorp., Inc.                         36,400      1,605,240
=======================================================================
                                                              2,705,470
=======================================================================

RESTAURANTS-1.45%

Outback Steakhouse, Inc.                          45,700      1,809,263
=======================================================================

SEMICONDUCTORS-1.49%

Linear Technology Corp.                           25,000        947,000
-----------------------------------------------------------------------
Texas Instruments Inc.                            37,400        914,430
=======================================================================
                                                              1,861,430
=======================================================================

SOFT DRINKS-1.25%

PepsiCo, Inc.                                     31,300      1,551,854
=======================================================================

SYSTEMS SOFTWARE-1.71%

Microsoft Corp.                                   76,100      2,130,039
=======================================================================

THRIFTS & MORTGAGE FINANCE-1.21%

Fannie Mae                                        13,600        954,040
-----------------------------------------------------------------------
MGIC Investment Corp.                              8,500        546,635
=======================================================================
                                                              1,500,675
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

TOBACCO-1.34%

Altria Group, Inc.                                34,400   $  1,667,024
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $103,200,562)                         112,450,095
=======================================================================

                                               PRINCIPAL
                                                AMOUNT
NOTES-0.36%

AEROSPACE & DEFENSE-0.07%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06(b)                    $  75,000         82,638
=======================================================================

BROADCASTING & CABLE TV-0.08%

TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05(b)                             100,000        101,597
=======================================================================

ELECTRIC UTILITIES-0.13%

Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05(b)                      160,000        167,573
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE

OTHER DIVERSIFIED FINANCIAL SERVICES-0.08%

General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%,
  01/30/06(b)                                  $ 100,000   $    100,407
=======================================================================
    Total Notes (Cost $451,848)                                 452,215
=======================================================================

U.S. TREASURY BILLS-0.40%

1.62%, 12/16/04 (Cost $498,986)(c)             500,000(d)       498,986
=======================================================================

                                                SHARES
MONEY MARKET FUNDS-13.44%

Liquid Assets Portfolio-Institutional
  Class(e)                                     8,365,886      8,365,886
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    8,365,886      8,365,886
=======================================================================
    Total Money Market Funds (Cost
      $16,731,772)                                           16,731,772
=======================================================================
TOTAL INVESTMENTS-104.50% (Cost $120,883,168)               130,133,068
=======================================================================
OTHER ASSETS LESS LIABILITIES-(4.50%)                        (5,603,883)
=======================================================================
NET ASSETS-100.00%                                         $124,529,185
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Sr.     - Senior
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at October 31, 2004 was $1,695,514, which represented 1.30% of the Fund's Total Investments. See
    Note 1A.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at October 31, 2004 was $452,215, which represented 0.35% of the Fund's Total Investments. See Note 1A.
(c) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 9.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $104,151,396)                                $113,401,296
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $16,731,772)                             16,731,772
===========================================================
     Total investments (cost $120,883,168)      130,133,068
===========================================================
Receivables for:
  Investments sold                                  303,590
-----------------------------------------------------------
  Variation margin                                    2,700
-----------------------------------------------------------
  Fund shares sold                                1,185,428
-----------------------------------------------------------
  Dividends and interest                            182,194
-----------------------------------------------------------
  Amount due from advisor                             9,911
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                8,846
-----------------------------------------------------------
Other assets                                         32,175
===========================================================
     Total assets                               131,857,912
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           7,008,815
-----------------------------------------------------------
  Fund shares reacquired                            164,368
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                 9,560
-----------------------------------------------------------
Accrued distribution fees                            64,638
-----------------------------------------------------------
Accrued trustees' fees                                  864
-----------------------------------------------------------
Accrued transfer agent fees                          45,135
-----------------------------------------------------------
Accrued operating expenses                           35,347
===========================================================
     Total liabilities                            7,328,727
===========================================================
Net assets applicable to shares outstanding    $124,529,185
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $112,989,604
-----------------------------------------------------------
Undistributed net investment income                  (8,903)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies,
  futures contracts and option contracts          2,289,194
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and futures
  contracts                                       9,259,290
===========================================================
                                               $124,529,185
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $ 63,513,256
___________________________________________________________
===========================================================
Class B                                        $ 45,699,620
___________________________________________________________
===========================================================
Class C                                        $ 15,316,309
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           5,531,730
___________________________________________________________
===========================================================
Class B                                           4,014,872
___________________________________________________________
===========================================================
Class C                                           1,347,153
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.48
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $11.48 divided by
       94.50%)                                 $      12.15
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      11.38
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      11.37
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $7,650)          $1,718,885
------------------------------------------------------------------------
Dividends from affiliated money market funds                      78,001
------------------------------------------------------------------------
Interest                                                          18,670
========================================================================
    Total investment income                                    1,815,556
========================================================================

EXPENSES:

Advisory fees                                                    600,345
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    22,370
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        134,282
------------------------------------------------------------------------
  Class B                                                        318,360
------------------------------------------------------------------------
  Class C                                                         98,436
------------------------------------------------------------------------
Transfer agent fees                                              248,184
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            13,241
------------------------------------------------------------------------
Other                                                            148,681
========================================================================
    Total expenses                                             1,633,899
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (561,093)
========================================================================
    Net expenses                                               1,072,806
========================================================================
Net investment income                                            742,750
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                        3,140,049
------------------------------------------------------------------------
  Foreign currencies                                               2,121
------------------------------------------------------------------------
  Futures contracts                                               46,724
------------------------------------------------------------------------
  Option contracts written                                        21,415
========================================================================
                                                               3,210,309
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        4,343,728
------------------------------------------------------------------------
  Foreign currencies                                                 (14)
------------------------------------------------------------------------
  Futures contracts                                                9,390
========================================================================
                                                               4,353,104
========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts and option contracts                       7,563,413
========================================================================
Net increase in net assets resulting from operations          $8,306,163
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                2004            2003
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                     $    742,750    $    85,307
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  3,210,309       (463,512)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and futures contracts       4,353,104      6,127,078
========================================================================================
    Net increase in net assets resulting from operations       8,306,163      5,748,873
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (500,393)       (67,755)
----------------------------------------------------------------------------------------
  Class B                                                       (204,810)       (14,134)
----------------------------------------------------------------------------------------
  Class C                                                        (63,792)        (3,436)
========================================================================================
  Decrease in net assets resulting from distributions           (768,995)       (85,325)
========================================================================================
Share transactions-net:
  Class A                                                     37,536,817     11,899,583
----------------------------------------------------------------------------------------
  Class B                                                     21,106,883     12,028,596
----------------------------------------------------------------------------------------
  Class C                                                      8,543,492      4,163,744
========================================================================================
    Net increase in net assets resulting from share
     transactions                                             67,187,192     28,091,923
========================================================================================
    Net increase in net assets                                74,724,360     33,755,471
========================================================================================

NET ASSETS:

  Beginning of year                                           49,804,825     16,049,354
========================================================================================
  End of year (including undistributed net investment
    income of $(8,903) and $(3,386), respectively)          $124,529,185    $49,804,825
________________________________________________________________________________________
========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Diversified Dividend Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the next $1 billion of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.00%, 1.65% and 1.65% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.50%, 2.15% and 2.15% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $531,230.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $28,553 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $248,184. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B and Class C shares paid $134,282, $318,360 and $98,436, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $64,410 in front-end sales commissions from the sale of Class A shares and $300, $8,410 and $1,776 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,615,482       $24,141,052       $(17,390,648)         $   --         $ 8,365,886      $39,277       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,615,482        24,141,052        (17,390,648)             --           8,365,886       38,724           --
==================================================================================================================================
  Total           $3,230,964       $48,282,104       $(34,781,296)         $   --         $16,731,772      $78,001       $   --
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $102,143 and $94,900, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $1,198 and credits in custodian fees of $112 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $1,310.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $4,484 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
-------------------------------------------------------------------------------------
Beginning of year                                                 --         $     --
-------------------------------------------------------------------------------------
Written                                                          688           51,842
-------------------------------------------------------------------------------------
Closed                                                          (473)         (40,673)
-------------------------------------------------------------------------------------
Exercised                                                       (215)         (11,169)
=====================================================================================
End of year                                                       --         $     --
_____________________________________________________________________________________
=====================================================================================

NOTE 9--FUTURES CONTRACTS

On October 31, 2004, $77,000 principal amount of U.S. Treasury obligations was pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                               NO. OF           MONTH/         MARKET       UNREALIZED
CONTRACT                                                      CONTRACTS       COMMITMENT       VALUE       APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Futures                                                  20           Dec-04/Long    $1,130,300       $9,390
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                2004       2003
---------------------------------------------------------------------------------
Distributions paid from ordinary income                       $768,995    $85,325
_________________________________________________________________________________
=================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                    2004
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  1,363,869
----------------------------------------------------------------------------
Undistributed long-term gain                                       1,100,008
----------------------------------------------------------------------------
Unrealized appreciation -- investments                             9,084,607
----------------------------------------------------------------------------
Temporary book/tax differences                                        (8,903)
----------------------------------------------------------------------------
Shares of beneficial interest                                    112,989,604
============================================================================
Total net assets                                                $124,529,185
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the realization of gains on certain futures contracts.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund utilized $411,417 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund did not have a capital loss carryforward as of October 31, 2004.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $80,661,385 and $22,212,633, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $11,614,974
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,530,367)
===============================================================================
Net unrealized appreciation of investment securities               $ 9,084,607
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $121,048,461.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions and foreign currencies transactions, on October 31, 2004, undistributed net investment income was increased by $20,728, undistributed net realized gain was decreased by $250,728 and shares of beneficial interest increased by $230,000. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGE IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                                         2004                         2003
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,322,865    $ 48,449,001    2,036,155    $18,695,942
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,496,183      27,796,432    1,811,612     16,607,284
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        891,143       9,870,802      599,285      5,518,092
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         41,472         465,571        6,293         61,880
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         16,701         185,244        1,275         12,449
--------------------------------------------------------------------------------------------------------------------
  Class C                                                          5,270          58,491          324          3,166
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        186,137       2,093,587       71,889        675,552
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (187,728)     (2,093,587)     (72,485)      (675,552)
====================================================================================================================
Reacquired:
  Class A                                                     (1,198,931)    (13,471,342)    (834,757)    (7,533,791)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (432,094)     (4,781,206)    (439,212)    (3,915,585)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (125,008)     (1,385,801)    (152,851)    (1,357,514)
====================================================================================================================
                                                               6,016,010    $ 67,187,192    3,027,528    $28,091,923
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distributions, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                                              ------------------------------------------
                                                                                       DECEMBER 31, 2001
                                                                   YEAR ENDED          (DATE OPERATIONS
                                                                   OCTOBER 31,           COMMENCED) TO
                                                              ---------------------       OCTOBER 31,
                                                               2004          2003            2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.26       $  8.70         $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.14          0.06(a)        (0.03)(a)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.23          1.54           (1.27)
========================================================================================================
    Total from investment operations                             1.37          1.60           (1.30)
========================================================================================================
Less dividends from net investment income                       (0.15)        (0.04)             --
========================================================================================================
Net asset value, end of period                                $ 11.48       $ 10.26         $  8.70
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                 13.36%        18.39%         (13.00)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $63,513       $22,375         $ 7,834
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.00%(c)      1.51%           1.75%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.70%(c)      2.12%           4.26%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets      1.27%(c)      0.65%          (0.34)%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)                                         30%           72%             42%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $38,366,366.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                               CLASS B
                                                              ------------------------------------------
                                                                                       DECEMBER 31, 2001
                                                                   YEAR ENDED          (DATE OPERATIONS
                                                                   OCTOBER 31,           COMMENCED) TO
                                                              ---------------------       OCTOBER 31,
                                                               2004          2003            2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.17       $  8.65         $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.07          0.00(a)        (0.08)(a)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.21          1.53           (1.27)
========================================================================================================
    Total from investment operations                             1.28          1.53           (1.35)
========================================================================================================
Less dividends from net investment income                       (0.07)        (0.01)             --
========================================================================================================
Net asset value, end of period                                $ 11.38       $ 10.17         $  8.65
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                 12.63%        17.67%         (13.50)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $45,700       $21,582         $ 7,100
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.65%(c)      2.16%           2.40%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.35%(c)      2.77%           4.91%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets      0.62%(c)      0.00%          (0.99)%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)                                         30%           72%             42%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $31,836,043.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                CLASS C
                                                              --------------------------------------------
                                                                                         DECEMBER 31, 2001
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  OCTOBER 31,              COMMENCED) TO
                                                              --------------------          OCTOBER 31,
                                                               2004          2003              2002
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.16       $ 8.65            $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.07         0.00(a)           (0.08)(a)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.21         1.52              (1.27)
==========================================================================================================
    Total from investment operations                             1.28         1.52              (1.35)
==========================================================================================================
Less dividends from net investment income                       (0.07)       (0.01)                --
==========================================================================================================
Net asset value, end of period                                $ 11.37       $10.16            $  8.65
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                 12.64%       17.55%            (13.50)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $15,316       $5,848            $ 1,116
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.65%(c)     2.16%              2.40%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.35%(c)     2.77%              4.91%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets      0.62%(c)     0.00%             (0.99)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                                         30%          72%                42%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $9,843,547.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Large Cap Basic Value Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Basic Value Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Basic Value Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.23%

ADVERTISING-5.13%

Interpublic Group of Cos., Inc. (The)(a)         580,200   $  7,113,252
-----------------------------------------------------------------------
Omnicom Group Inc.                               141,600     11,172,240
=======================================================================
                                                             18,285,492
=======================================================================

AEROSPACE & DEFENSE-1.80%

Honeywell International Inc.                     190,300      6,409,304
=======================================================================

ALUMINUM-1.62%

Alcoa Inc.                                       177,500      5,768,750
=======================================================================

APPAREL RETAIL-1.71%

Gap, Inc. (The)                                  304,700      6,087,906
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.47%

Bank of New York Co., Inc. (The)                 270,600      8,783,676
=======================================================================

BUILDING PRODUCTS-2.33%

Masco Corp.                                      242,200      8,297,772
=======================================================================

COMMUNICATIONS EQUIPMENT-1.06%

Motorola, Inc.                                   219,200      3,783,392
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.85%

Deere & Co.                                       50,800      3,036,824
=======================================================================

CONSUMER ELECTRONICS-3.19%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)             197,970      4,715,645
-----------------------------------------------------------------------
Sony Corp.-ADR (Japan)                           190,700      6,645,895
=======================================================================
                                                             11,361,540
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.69%

Ceridian Corp.(a)                                300,700      5,187,075
-----------------------------------------------------------------------
First Data Corp.                                 278,700     11,504,736
=======================================================================
                                                             16,691,811
=======================================================================

DEPARTMENT STORES-1.25%

May Department Stores Co. (The)                  170,800      4,451,048
=======================================================================

DIVERSIFIED CHEMICALS-0.71%

Dow Chemical Co. (The)                            56,600      2,543,604
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.60%

Cendant Corp.                                    449,600      9,257,264
=======================================================================

ENVIRONMENTAL SERVICES-3.11%

Waste Management, Inc.                           388,550     11,065,904
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

FOOD RETAIL-3.04%

Kroger Co. (The)(a)                              416,600   $  6,294,826
-----------------------------------------------------------------------
Safeway Inc.(a)                                  248,800      4,538,112
=======================================================================
                                                             10,832,938
=======================================================================

GENERAL MERCHANDISE STORES-2.57%

Target Corp.                                     183,100      9,158,662
=======================================================================

HEALTH CARE DISTRIBUTORS-4.92%

Cardinal Health, Inc.                            239,600     11,201,300
-----------------------------------------------------------------------
McKesson Corp.                                   237,100      6,321,086
=======================================================================
                                                             17,522,386
=======================================================================

HEALTH CARE EQUIPMENT-1.47%

Baxter International Inc.                        170,800      5,253,808
=======================================================================

HEALTH CARE FACILITIES-1.80%

HCA, Inc.                                        174,400      6,405,712
=======================================================================

INDUSTRIAL CONGLOMERATES-6.25%

General Electric Co.                             232,500      7,932,900
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                459,800     14,322,770
=======================================================================
                                                             22,255,670
=======================================================================

INDUSTRIAL MACHINERY-2.47%

Illinois Tool Works Inc.                          95,515      8,814,124
=======================================================================

INSURANCE BROKERS-1.18%

Aon Corp.                                        206,600      4,216,706
=======================================================================

INVESTMENT BANKING & BROKERAGE-4.26%

Merrill Lynch & Co., Inc.                        127,800      6,893,532
-----------------------------------------------------------------------
Morgan Stanley                                   162,000      8,276,580
=======================================================================
                                                             15,170,112
=======================================================================

MANAGED HEALTH CARE-2.21%

Anthem, Inc.(a)(b)                                98,000      7,879,200
=======================================================================

MOVIES & ENTERTAINMENT-2.60%

Walt Disney Co. (The)                            367,100      9,258,262
=======================================================================

MULTI-LINE INSURANCE-1.41%

Hartford Financial Services Group, Inc. (The)     85,600      5,005,888
=======================================================================

OIL & GAS DRILLING-2.09%

Transocean Inc. (Cayman Islands)(a)              211,377      7,451,039
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-4.74%

Halliburton Co.                                  265,100      9,819,304
-----------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                  112,100      7,055,574
=======================================================================
                                                             16,874,878
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-6.51%

Citigroup Inc.                                   241,619   $ 10,720,635
-----------------------------------------------------------------------
JPMorgan Chase & Co.                             323,356     12,481,542
=======================================================================
                                                             23,202,177
=======================================================================

PACKAGED FOODS & MEATS-1.65%

Kraft Foods Inc.-Class A                         176,300      5,872,553
=======================================================================

PHARMACEUTICALS-7.62%

Pfizer Inc.                                      276,900      8,016,255
-----------------------------------------------------------------------
Sanofi-Aventis S.A. (France)(b)(c)               164,452     12,065,161
-----------------------------------------------------------------------
Wyeth                                            178,300      7,069,595
=======================================================================
                                                             27,151,011
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.22%

ACE Ltd. (Cayman Islands)                        207,800      7,908,868
=======================================================================

SYSTEMS SOFTWARE-3.27%

Computer Associates International, Inc.          419,900     11,635,429
=======================================================================

THRIFTS & MORTGAGE FINANCE-3.43%

Fannie Mae                                       174,300     12,227,145
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $308,322,173)                         349,920,855
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

MONEY MARKET FUNDS-2.13%

Liquid Assets Portfolio-Institutional
  Class(d)                                     3,790,466   $  3,790,466
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    3,790,466      3,790,466
=======================================================================
    Total Money Market Funds (Cost
      $7,580,932)                                             7,580,932
=======================================================================
TOTAL INVESTMENTS-100.36% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $315,903,105)               357,501,787
=======================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-2.02%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  7,196,450      7,196,450
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $7,196,450)                                       7,196,450
=======================================================================
TOTAL INVESTMENTS-102.38% (Cost $323,099,555)               364,698,237
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.38%)                        (8,492,777)
=======================================================================
NET ASSETS-100.00%                                         $356,205,460
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at October 31, 2004 represented 3.31% of the Fund's Total Investments. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $308,322,173)*                               $349,920,855
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $14,777,382)                             14,777,382
===========================================================
     Total investments (cost $323,099,555)      364,698,237
___________________________________________________________
===========================================================
Receivables for:
  Fund shares sold                                  581,284
-----------------------------------------------------------
  Dividends                                         503,581
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               55,403
-----------------------------------------------------------
Other assets                                         58,511
===========================================================
     Total assets                               365,897,016
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           1,403,301
-----------------------------------------------------------
  Fund shares reacquired                            758,866
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                68,796
-----------------------------------------------------------
  Collateral upon return of securities loaned     7,196,450
-----------------------------------------------------------
Accrued distribution fees                           164,794
-----------------------------------------------------------
Accrued trustees' fees                                1,433
-----------------------------------------------------------
Accrued transfer agent fees                          58,660
-----------------------------------------------------------
Accrued operating expenses                           39,256
===========================================================
     Total liabilities                            9,691,556
===========================================================
Net assets applicable to shares outstanding    $356,205,460
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $335,213,046
-----------------------------------------------------------
Undistributed net investment income (loss)          (57,053)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (20,549,215)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     41,598,682
===========================================================
                                               $356,205,460
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $150,190,493
___________________________________________________________
===========================================================
Class B                                        $ 84,895,719
___________________________________________________________
===========================================================
Class C                                        $ 30,835,140
___________________________________________________________
===========================================================
Class R                                        $    990,992
___________________________________________________________
===========================================================
Investor Class                                 $ 70,548,023
___________________________________________________________
===========================================================
Institutional Class                            $ 18,745,093
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,155,745
___________________________________________________________
===========================================================
Class B                                           7,064,497
___________________________________________________________
===========================================================
Class C                                           2,566,055
___________________________________________________________
===========================================================
Class R                                              80,535
___________________________________________________________
===========================================================
Investor Class                                    5,704,142
___________________________________________________________
===========================================================
Institutional Class                               1,513,815
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.36
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.36 divided by
       94.50%)                                 $      13.08
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      12.02
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      12.02
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $      12.31
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
     share                                     $      12.37
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $      12.38
___________________________________________________________
===========================================================

* At October 31, 2004, securities with an aggregate market value of $6,877,673 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $71,703)         $ 4,901,739
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $17,393)*                            154,542
=========================================================================
     Total investment income                                    5,056,281
=========================================================================


EXPENSES:

Advisory fees                                                   2,109,274
-------------------------------------------------------------------------
Administrative services fees                                      125,883
-------------------------------------------------------------------------
Custodian fees                                                     43,391
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         525,588
-------------------------------------------------------------------------
  Class B                                                         893,755
-------------------------------------------------------------------------
  Class C                                                         314,386
-------------------------------------------------------------------------
  Class R                                                           3,976
-------------------------------------------------------------------------
  Investor Class                                                  188,897
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R and Investor              868,093
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          3,536
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             18,698
-------------------------------------------------------------------------
Other                                                             327,822
=========================================================================
     Total expenses                                             5,423,299
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (48,743)
=========================================================================
     Net expenses                                               5,374,556
=========================================================================
Net investment income (loss)                                     (318,275)
=========================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        12,491,108
-------------------------------------------------------------------------
  Foreign currencies                                                9,419
=========================================================================
                                                               12,500,527
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                   13,417,119
=========================================================================
Net gain from investment securities and foreign currencies     25,917,646
=========================================================================
Net increase in net assets resulting from operations          $25,599,371
_________________________________________________________________________
=========================================================================


* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (318,275)   $   (639,955)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          12,500,527      (9,793,824)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  13,417,119      51,420,584
==========================================================================================
    Net increase in net assets resulting from operations        25,599,371      40,986,805
==========================================================================================
Share transactions-net:
  Class A                                                       18,535,871       5,382,960
------------------------------------------------------------------------------------------
  Class B                                                       (1,304,921)      2,113,303
------------------------------------------------------------------------------------------
  Class C                                                        2,160,392         (14,173)
------------------------------------------------------------------------------------------
  Class R                                                          365,393         537,385
------------------------------------------------------------------------------------------
  Investor Class                                                62,887,146         177,572
------------------------------------------------------------------------------------------
  Institutional Class                                           18,632,135              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              101,276,016       8,197,047
==========================================================================================
    Net increase in net assets                                 126,875,387      49,183,852
==========================================================================================

NET ASSETS:

  Beginning of year                                            229,330,073     180,146,221
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(57,053) and $(25,218), respectively)          $356,205,460    $229,330,073
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $1 billion of the Fund's average daily net assets, plus 0.575% over $1 billion up to and including $2 billion of the Fund's average daily net assets and 0.55% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $2,312.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $41,164 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $125,883 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the

Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $868,093 for Class A, Class B, Class C, Class R and Investor Class shares and $3,536 for Institutional Class. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. Institutional Class shares commenced sales on April 30, 2004. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $525,588, $893,755, $314,386, $3,976, $188,897, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $78,339 in front-end sales commissions from the sale of Class A shares and $1,584, $11,543, $4,072 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               10/31/03         AT COST         FROM SALES      (DEPRECIATION)      10/31/04       INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,921,637     $ 39,445,160     $ (37,576,331)        $   --        $ 3,790,466     $ 69,486       $   --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,921,637       39,445,160       (37,576,331)            --          3,790,466       67,663           --
==============================================================================================================================
  Subtotal        $3,843,274     $ 78,890,320     $ (75,152,662)        $   --        $ 7,580,932     $137,149       $   --
______________________________________________________________________________________________________________________________
==============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               10/31/03         AT COST         FROM SALES      (DEPRECIATION)      10/31/04       INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $3,248,000     $ 74,751,501     $ (77,999,501)        $   --        $        --     $ 13,457       $   --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       26,802,341       (19,605,891)            --          7,196,450        3,936           --
==============================================================================================================================
  Subtotal        $3,248,000     $101,553,842     $ (97,605,392)        $   --        $ 7,196,450     $ 17,393       $   --
==============================================================================================================================
  Total           $7,091,274     $180,444,162     $(172,758,054)        $   --        $14,777,382     $154,542       $   --
______________________________________________________________________________________________________________________________
==============================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $2,159,448 and $4,625,830, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $5,264 and credits in custodian fees of $3 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $5,267.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $5,344 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $6,877,673 were on loan to brokers. The loans were secured by cash collateral of $7,196,450, received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $17,393 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and October 31, 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
--------------------------------------------------------------------------
Unrealized appreciation -- investments                        $ 39,701,181
--------------------------------------------------------------------------
Temporary book/tax differences                                     (57,053)
--------------------------------------------------------------------------
Capital loss carryforward                                      (18,651,714)
--------------------------------------------------------------------------
Shares of beneficial interest                                  335,213,046
==========================================================================
Total net assets                                              $356,205,460
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $18,651,714 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $12,094,867 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2010                                                 $ 9,120,472
-----------------------------------------------------------------------------
October 31, 2011                                                   9,531,242
=============================================================================
Total capital loss carryforward                                  $18,651,714
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Value Equity Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $108,851,727 and $96,576,124, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 55,037,043
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (15,335,862)
==============================================================================
Net unrealized appreciation of investment securities             $ 39,701,181
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $324,997,056.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions, on October 31, 2004, undistributed net investment income (loss) was increased by $318,190, undistributed net realized gain (loss) was decreased by $9,419 and shares of beneficial interest decreased by $308,771. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Value Equity Fund into the Fund, undistributed net investment income (loss) was decreased by $31,750, undistributed net realized gain (loss) was decreased by $6,270,695, and shares of beneficial interest increased by $6,302,445. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,797,896    $ 59,721,792     5,695,229    $ 56,588,456
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,918,978      23,316,127     2,611,379      25,467,901
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        753,705       9,128,932       936,198       9,069,047
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         54,757         677,970        59,714         632,113
----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            1,838,069      22,849,380        30,507         346,714
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                       1,526,455      18,788,116            --              --
======================================================================================================================
Issued in connection with acquisitions:(d)
  Class A                                                         23,582         268,604            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         31,404         350,200            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        100,704       1,122,781            --              --
----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            7,662,600      87,273,020            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        467,293       5,834,860       315,247       3,158,288
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (478,951)     (5,834,860)     (321,047)     (3,158,288)
======================================================================================================================
Reacquired:
  Class A                                                     (3,841,386)    (47,289,385)   (5,558,986)    (54,363,784)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,581,802)    (19,136,388)   (2,170,734)    (20,196,310)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (671,051)     (8,091,321)     (955,066)     (9,083,220)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (25,935)       (312,577)       (8,863)        (94,728)
----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (3,812,184)    (47,235,254)      (14,850)       (169,142)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                         (12,640)       (155,981)           --              --
======================================================================================================================
                                                               8,751,494    $101,276,016       618,728    $  8,197,047
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 13% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially. 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.
(b) Investor Class shares commenced sales on September 30, 2003.
(c) Institutional Class shares commenced sales on April 30, 2004.
(d) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Value Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Value Equity Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 7,818,290 shares of the Fund for 4,958,149 shares of INVESCO Value Equity Fund outstanding as of the close of business on October 31, 2003. INVESCO Value Equity Fund's net assets at that date of $89,014,605 including $14,973,392 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $229,149,218.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                                2004             2003            2002       2001       2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.39         $   9.20         $ 10.94    $ 12.05    $ 9.40
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01(a)         (0.00)(a)        0.01(a)    0.02(a)   0.07(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.96             2.19           (1.75)     (1.07)     2.88
============================================================================================================================
    Total from investment operations                              0.97             2.19           (1.74)     (1.05)     2.95
============================================================================================================================
Less distributions:
  Dividends from net investment income                              --               --              --      (0.04)    (0.18)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               --              --      (0.02)    (0.12)
============================================================================================================================
    Total distributions                                             --               --              --      (0.06)    (0.30)
============================================================================================================================
Net asset value, end of period                                $  12.36         $  11.39         $  9.20    $ 10.94    $12.05
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                   8.52%           23.80%         (15.90)%    (8.74)%   32.21%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $150,190         $121,980         $94,387    $68,676    $5,888
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.33%(c)         1.42%           1.38%      1.27%     1.25%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.35%(c)         1.42%           1.38%      1.36%     8.21%
============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.11%(c)        (0.01)%          0.11%      0.17%     0.62%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                             32%              41%             37%        18%       57%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $150,168,025.

                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                                                                                                                    (DATE SALES
                                                                   YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                                                  --------------------------------------------------------          OCTOBER 31,
                                                   2004             2003            2002            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 11.15          $  9.07         $ 10.86         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.07)(a)        (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.94             2.15           (1.73)          (1.05)              1.17
=================================================================================================================================
    Total from investment operations                 0.87             2.08           (1.79)          (1.11)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --               --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --               --              --           (0.02)                --
=================================================================================================================================
    Total distributions                                --               --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of period                    $ 12.02          $ 11.15         $  9.07         $ 10.86             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.80%           22.93%         (16.48)%         (9.25)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $84,896          $80,018         $63,977         $58,681             $2,815
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements     1.98%(c)         2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   2.00%(c)         2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                        (0.54)%(c)       (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             32%              41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $89,375,514.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS C
                                                  -------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                                                                                                                    (DATE SALES
                                                                   YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                                                  --------------------------------------------------------          OCTOBER 31,
                                                   2004             2003            2002            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 11.15          $  9.07         $ 10.85         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.07)(a)        (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.94             2.15           (1.72)          (1.06)              1.17
=================================================================================================================================
    Total from investment operations                 0.87             2.08           (1.78)          (1.12)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --               --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --               --              --           (0.02)                --
=================================================================================================================================
    Total distributions                                --               --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of period                    $ 12.02          $ 11.15         $  9.07         $ 10.85             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.80%           22.93%         (16.41)%         (9.33)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $30,835          $26,566         $21,775         $20,680             $1,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements     1.98%(c)         2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   2.00%(c)         2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                        (0.54)%(c)       (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             32%              41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $31,438,601.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                  CLASS R
                                                              ------------------------------------------------
                                                                                                 JUNE 3, 2002
                                                                      YEAR ENDED                  (DATE SALES
                                                                     OCTOBER 31,                 COMMENCED) TO
                                                              --------------------------          OCTOBER 31,
                                                               2004                2003              2002
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.36              $9.20             $ 11.60
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)(a)          (0.02)(a)           (0.00)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.96               2.18               (2.40)
==============================================================================================================
    Total from investment operations                            0.95               2.16               (2.40)
==============================================================================================================
Net asset value, end of period                                $12.31              $11.36            $  9.20
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                 8.36%             23.48%             (20.69)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  991              $ 588             $     8
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:                        1.48%(c)(d)        1.57%               1.54%(e)
==============================================================================================================
Ratio of net investment income (loss) to average net assets    (0.04)%(c)         (0.16)%             (0.05)%(e)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(f)                                        32%                41%                 37%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $795,090.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.50% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                           INVESTOR CLASS
                                                              -----------------------------------------
                                                                                     SEPTEMBER 30, 2003
                                                                                        (DATE SALES
                                                              YEAR ENDED               COMMENCED) TO
                                                              OCTOBER 31,               OCTOBER 31,
                                                                 2004                       2003
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.39                    $10.98
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.03(a)                  (0.00)(a)
-------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.95                      0.41
=======================================================================================================
    Total from investment operations                               0.98                      0.41
=======================================================================================================
Net asset value, end of period                                  $ 12.37                    $11.39
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    8.60%                     3.73%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $70,548                    $  178
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:                           1.24%(c)(d)               1.25%(e)
=======================================================================================================
Ratio of net investment income to average net assets               0.20%(c)                  0.16%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                           32%                       41%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $75,558,943.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.25% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 12.62
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           0.04(a)
-----------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)               (0.28)
===================================================================================
    Total from investment operations                                    (0.24)
===================================================================================
Net asset value, end of period                                        $ 12.38
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         (1.90)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $18,745
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:                                 0.80%(c)(d)
===================================================================================
Ratio of net investment income to average net assets                     0.64%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                                 32%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,327,922.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended October 31, 2004.
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Large Cap Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.91%

AEROSPACE & DEFENSE-3.89%

Boeing Co. (The)                                  127,000   $  6,337,300
------------------------------------------------------------------------
General Dynamics Corp.                             75,000      7,659,000
------------------------------------------------------------------------
Northrop Grumman Corp.                             90,000      4,657,500
------------------------------------------------------------------------
Rockwell Collins, Inc.                            140,000      4,965,800
------------------------------------------------------------------------
United Technologies Corp.                          56,200      5,216,484
========================================================================
                                                              28,836,084
========================================================================

AIR FREIGHT & LOGISTICS-0.68%

FedEx Corp.                                        55,000      5,011,600
========================================================================

APPAREL RETAIL-1.13%

Limited Brands                                    337,000      8,350,860
========================================================================

APPLICATION SOFTWARE-0.94%

Autodesk, Inc.                                    132,000      6,963,000
========================================================================

BIOTECHNOLOGY-0.61%

Genentech, Inc.(a)                                 99,000      4,507,470
========================================================================

BUILDING PRODUCTS-2.14%

American Standard Cos. Inc.(a)                    175,000      6,399,750
------------------------------------------------------------------------
Masco Corp.                                       275,000      9,421,500
========================================================================
                                                              15,821,250
========================================================================

COMMUNICATIONS EQUIPMENT-4.98%

Cisco Systems, Inc.(a)                            696,440     13,378,612
------------------------------------------------------------------------
Motorola, Inc.                                    417,000      7,197,420
------------------------------------------------------------------------
QUALCOMM Inc.                                     390,000     16,305,900
========================================================================
                                                              36,881,932
========================================================================

COMPUTER HARDWARE-2.26%

Dell Inc.(a)                                      476,600     16,709,596
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.61%

Lexmark International, Inc.-Class A(a)             54,000      4,487,940
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

PACCAR Inc.                                        70,000      4,851,700
========================================================================

CONSUMER ELECTRONICS-2.29%

Harman International Industries, Inc.             141,000     16,945,380
========================================================================

CONSUMER FINANCE-2.21%

American Express Co.                               89,300      4,739,151
------------------------------------------------------------------------
MBNA Corp.                                        190,000      4,869,700
------------------------------------------------------------------------
SLM Corp.                                         150,000      6,789,000
========================================================================
                                                              16,397,851
========================================================================

DEPARTMENT STORES-1.82%

J.C. Penney Co., Inc.                             158,000      5,465,220
------------------------------------------------------------------------
Nordstrom, Inc.                                   186,000      8,031,480
========================================================================
                                                              13,496,700
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


DIVERSIFIED COMMERCIAL SERVICES-0.60%

Cendant Corp.                                     217,000   $  4,468,030
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.07%

Rockwell Automation, Inc.                         191,000      7,962,790
========================================================================

FOOTWEAR-1.99%

NIKE, Inc.-Class B                                181,000     14,717,110
========================================================================

HEALTH CARE EQUIPMENT-3.93%

Bard (C.R.), Inc.                                 100,000      5,680,000
------------------------------------------------------------------------
Becton, Dickinson & Co.                           259,000     13,597,500
------------------------------------------------------------------------
Medtronic, Inc.                                    95,000      4,855,450
------------------------------------------------------------------------
Waters Corp.(a)                                   120,000      4,954,800
========================================================================
                                                              29,087,750
========================================================================

HEALTH CARE SERVICES-1.71%

IMS Health Inc.                                   206,600      4,375,788
------------------------------------------------------------------------
Quest Diagnostics Inc.                             95,000      8,316,300
========================================================================
                                                              12,692,088
========================================================================

HEALTH CARE SUPPLIES-1.88%

Alcon, Inc. (Switzerland)                         195,700     13,933,840
========================================================================

HOME IMPROVEMENT RETAIL-1.25%

Home Depot, Inc. (The)                            225,000      9,243,000
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.60%

Marriott International, Inc.-Class A               81,000      4,413,690
========================================================================

HOUSEHOLD APPLIANCES-0.91%

Black & Decker Corp. (The)                         84,000      6,743,520
========================================================================

HOUSEHOLD PRODUCTS-2.60%

Procter & Gamble Co. (The)                        377,000     19,294,860
========================================================================

HOUSEWARES & SPECIALTIES-1.01%

Fortune Brands, Inc.                              103,000      7,500,460
========================================================================

HYPERMARKETS & SUPER CENTERS-2.34%

Costco Wholesale Corp.                            361,000     17,306,340
========================================================================

INDUSTRIAL CONGLOMERATES-3.43%

3M Co.                                            202,000     15,669,140
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 313,000      9,749,950
========================================================================
                                                              25,419,090
========================================================================

INDUSTRIAL MACHINERY-2.81%

Danaher Corp.(b)                                  104,000      5,733,520
------------------------------------------------------------------------
Eaton Corp.                                       116,000      7,418,200
------------------------------------------------------------------------
Illinois Tool Works Inc.                           83,000      7,659,240
========================================================================
                                                              20,810,960
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INTEGRATED OIL & GAS-3.34%

BP PLC-ADR (United Kingdom)                       143,000   $  8,329,750
------------------------------------------------------------------------
ChevronTexaco Corp.                               155,000      8,224,300
------------------------------------------------------------------------
ConocoPhillips                                     97,000      8,178,070
========================================================================
                                                              24,732,120
========================================================================

INTERNET RETAIL-1.57%

eBay Inc.(a)                                      119,000     11,615,590
========================================================================

INTERNET SOFTWARE & SERVICES-2.19%

Yahoo! Inc.(a)                                    448,200     16,220,358
========================================================================

IT CONSULTING & OTHER SERVICES-1.77%

Accenture Ltd.-Class A (Bermuda)(a)               541,000     13,097,610
========================================================================

MANAGED HEALTH CARE-2.18%

UnitedHealth Group Inc.                           223,000     16,145,200
========================================================================

MOTORCYCLE MANUFACTURERS-1.97%

Harley-Davidson, Inc.                             254,000     14,622,780
========================================================================

OFFICE ELECTRONICS-0.91%

Xerox Corp.(a)(b)                                 455,000      6,720,350
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.71%

Citigroup Inc.                                    119,221      5,289,836
========================================================================

PERSONAL PRODUCTS-6.21%

Avon Products, Inc.                               349,800     13,834,590
------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              230,000      9,878,500
------------------------------------------------------------------------
Gillette Co. (The)                                537,000     22,274,760
========================================================================
                                                              45,987,850
========================================================================

PHARMACEUTICALS-3.87%

Johnson & Johnson                                 491,000     28,664,580
========================================================================

PROPERTY & CASUALTY INSURANCE-0.82%

Allstate Corp. (The)                              126,000      6,059,340
========================================================================

RESTAURANTS-4.96%

McDonald's Corp.                                  487,000     14,196,050
------------------------------------------------------------------------
Starbucks Corp.(a)                                149,000      7,879,120
------------------------------------------------------------------------
Yum! Brands, Inc.                                 337,000     14,659,500
========================================================================
                                                              36,734,670
========================================================================

SEMICONDUCTORS-0.96%

Analog Devices, Inc.                               95,300      3,836,778
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SEMICONDUCTORS-(CONTINUED)

Intel Corp.                                       149,000   $  3,316,740
========================================================================
                                                               7,153,518
========================================================================

SOFT DRINKS-1.71%

PepsiCo, Inc.                                     256,000     12,692,480
========================================================================

SPECIALTY STORES-2.49%

Staples, Inc.                                     620,000     18,438,800
========================================================================

STEEL-0.60%

Nucor Corp.                                       105,000      4,434,150
========================================================================

SYSTEMS SOFTWARE-6.80%

Adobe Systems Inc.                                194,000     10,869,820
------------------------------------------------------------------------
Microsoft Corp.                                   429,280     12,015,547
------------------------------------------------------------------------
Oracle Corp.(a)                                   389,000      4,924,740
------------------------------------------------------------------------
Symantec Corp.(a)                                 396,000     22,548,240
========================================================================
                                                              50,358,347
========================================================================

THRIFTS & MORTGAGE FINANCE-1.68%

Countrywide Financial Corp.                       389,000     12,420,770
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.83%

W.W. Grainger, Inc.                               105,000      6,151,950
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $621,566,204)                          710,395,190
========================================================================

MONEY MARKET FUNDS-3.85%

Liquid Assets Portfolio-Institutional
  Class(c)                                     14,259,968     14,259,968
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    14,259,968     14,259,968
========================================================================
    Total Money Market Funds (Cost
      $28,519,936)                                            28,519,936
========================================================================
TOTAL INVESTMENTS-99.76% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $650,086,140)                738,915,126
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.66%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                   4,905,700      4,905,700
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $4,905,700)                                        4,905,700
========================================================================
TOTAL INVESTMENTS-100.42% (Cost $654,991,840)                743,820,826
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.42%)                         (3,115,847)
========================================================================
NET ASSETS-100.00%                                          $740,704,979
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $621,566,204)*                             $   710,395,190
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $33,425,636)                        33,425,636
============================================================
    Total investments (cost $654,991,840)        743,820,826
============================================================
Receivables for:
  Investments sold                                 2,182,403
------------------------------------------------------------
  Fund shares sold                                 1,017,641
------------------------------------------------------------
  Dividends                                          483,016
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  154,151
------------------------------------------------------------
Other assets                                          69,573
============================================================
    Total assets                                 747,727,610
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           1,389,536
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 191,745
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                         4,905,700
------------------------------------------------------------
Accrued distribution fees                            262,952
------------------------------------------------------------
Accrued trustees' fees                                 1,728
------------------------------------------------------------
Accrued transfer agent fees                          270,970
============================================================
    Total liabilities                              7,022,631
============================================================
Net assets applicable to shares outstanding  $   740,704,979
____________________________________________________________
============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 2,293,726,418
------------------------------------------------------------
Undistributed net investment income (loss)          (131,109)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (1,641,719,316)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               88,828,986
============================================================
                                             $   740,704,979
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   177,497,860
____________________________________________________________
============================================================
Class B                                      $   112,930,837
____________________________________________________________
============================================================
Class C                                      $    48,420,471
____________________________________________________________
============================================================
Class R                                      $     2,761,191
____________________________________________________________
============================================================
Investor Class                               $   376,904,848
____________________________________________________________
============================================================
Institutional Class                          $    22,189,772
____________________________________________________________
============================================================
SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           19,384,974
____________________________________________________________
============================================================
Class B                                           12,797,591
____________________________________________________________
============================================================
Class C                                            5,484,462
____________________________________________________________
============================================================
Class R                                              302,503
____________________________________________________________
============================================================
Investor Class                                    40,986,060
____________________________________________________________
============================================================
Institutional Class                                2,417,583
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          9.16
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.16 divided by
      94.50%)                                $          9.69
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          8.82
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          8.83
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $          9.13
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $          9.20
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          9.18
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $4,820,915 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $49,547)         $  4,445,838
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $24,288)*                             225,252
==========================================================================
    Total investment income                                      4,671,090
==========================================================================

EXPENSES:

Advisory fees                                                    5,663,512
--------------------------------------------------------------------------
Administrative services fees                                       218,708
--------------------------------------------------------------------------
Custodian fees                                                      53,205
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          606,542
--------------------------------------------------------------------------
  Class B                                                        1,205,821
--------------------------------------------------------------------------
  Class C                                                          499,243
--------------------------------------------------------------------------
  Class R                                                           12,219
--------------------------------------------------------------------------
  Investor Class                                                   888,532
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R & Investor               2,635,697
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           3,478
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              25,808
--------------------------------------------------------------------------
Other                                                              442,622
==========================================================================
    Total expenses                                              12,255,387
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (978,085)
==========================================================================
    Net expenses                                                11,277,302
==========================================================================
Net investment income (loss)                                    (6,606,212)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         98,241,139
--------------------------------------------------------------------------
  Foreign currencies                                               (27,375)
==========================================================================
                                                                98,213,764
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (67,692,327)
--------------------------------------------------------------------------
  Foreign currencies                                                   (11)
==========================================================================
                                                               (67,692,338)
==========================================================================
Net gain from investment securities and foreign currencies      30,521,426
==========================================================================
Net increase in net assets resulting from operations          $ 23,915,214
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (6,606,212)   $ (3,634,169)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and foreign currencies                    98,213,764     (11,557,152)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (67,692,338)     66,632,928
==========================================================================================
    Net increase in net assets resulting from operations        23,915,214      51,441,607
==========================================================================================
Share transactions-net:
  Class A                                                       18,678,547      24,813,254
------------------------------------------------------------------------------------------
  Class B                                                      (12,082,083)     (2,160,788)
------------------------------------------------------------------------------------------
  Class C                                                        3,097,603         594,530
------------------------------------------------------------------------------------------
  Class R                                                          574,491       1,830,726
------------------------------------------------------------------------------------------
  Investor Class                                               361,821,129         173,236
------------------------------------------------------------------------------------------
  Institutional Class                                           22,063,157              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              394,152,844      25,250,958
==========================================================================================
    Net increase in net assets                                 418,068,058      76,692,565
==========================================================================================

NET ASSETS:

  Beginning of year                                            322,636,921     245,944,356
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(131,109) and $(32,869), respectively).        $740,704,979    $322,636,921
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% over $1 billion up to and including $2 billion of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $3,368.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $59,549 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $218,708 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $2,635,697 for Class A, Class B, Class C, Class R and Investor Class shares and $3,478 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. Institutional Class shares commenced sales on April 30, 2004. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $606,542, $1,205,821, $499,243, $12,219 and $888,532. AIM reimbursed $902,390 of Investor Class expenses related to an overpayment of Rule 12b-1 fees of the INVESCO Growth Fund (a fund acquired by the Fund in a merger on November 3, 2003) paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund and an AIM affiliate.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $83,801 in front-end sales commissions from the sale of Class A shares and $890, $12,380, $4,895 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,325,601      $147,601,547      $(138,667,180)        $   --         $14,259,968     $100,940       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             5,325,601       147,601,547       (138,667,180)            --          14,259,968      100,024           --
==================================================================================================================================
  Subtotal        $10,651,202      $295,203,094      $(277,334,360)        $   --         $28,519,936     $200,964       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,969,563      $311,892,022      $(312,955,885)        $   --         $ 4,905,700     $ 24,288       $   --
==================================================================================================================================
  Total           $16,620,765      $607,095,116      $(590,290,245)        $   --         $33,425,636     $225,252       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $10,034,447 and $17,960,639, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $12,205 and credits in custodian fees of $573 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $12,778.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $6,385 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $4,820,915 were on loan to brokers. The loans were secured by cash collateral of $4,905,700 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $24,288 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $    81,823,318
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (131,109)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (1,634,713,648)
-----------------------------------------------------------------------------
Shares of Beneficial Interest                                   2,293,726,418
=============================================================================
Total net assets                                              $   740,704,979
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $1,546,950,857 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $83,728,510 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                           CAPITAL LOSS
EXPIRATION                                                                 CARRYFORWARD*
-----------------------------------------------------------------------------------------
October 31, 2009                                                          $1,067,082,723
-----------------------------------------------------------------------------------------
October 31, 2010                                                             532,535,321
-----------------------------------------------------------------------------------------
October 31, 2011                                                              35,095,604
=========================================================================================
Total capital loss carryforward                                           $1,634,713,648
_________________________________________________________________________________________
=========================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Growth Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $904,935,222 and $600,186,187, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $90,270,070
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (8,446,752)
===============================================================================
Net unrealized appreciation of investment securities              $81,823,318
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $661,997,508.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions on October 31, 2004, undistributed net investment income (loss) was increased by $6,616,586, undistributed net realized gain (loss) was increased by $27,375 and shares of beneficial interest decreased by $6,643,961. This reclassification had no effect on the net assets of the Fund. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Growth Fund into the Fund, undistributed net investment income (loss) was decreased by $108,614, undistributed net realized gain (loss) was decreased by $1,337,791,398 and shares of beneficial interest increased by $1,337,900,012. These reclassifications had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(A)
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                          2004                           2003
                                                              ----------------------------    --------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,225,450    $  57,170,463     9,469,394    $ 73,883,856
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,516,228       22,341,073     4,041,264      29,817,268
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,041,593       18,173,950     2,208,427      16,412,874
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         111,709        1,022,930       278,067       2,156,076
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             4,268,368       39,323,955        20,194         178,134
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                        2,436,212       22,232,973            --              --
========================================================================================================================
Issued in connection with acquisitions:(d)
  Class A                                                         445,760        3,960,921            --              --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                          24,464          210,855            --              --
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         426,258        3,668,554            --              --
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            50,546,207      449,143,077            --              --
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         472,810        4,373,299       325,063       2,536,902
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (489,052)      (4,373,299)     (334,300)     (2,536,902)
========================================================================================================================
Reacquired:
  Class A                                                      (5,108,536)     (46,826,136)   (6,726,902)    (51,607,504)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,420,244)     (30,260,712)   (3,989,440)    (29,441,154)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,120,502)     (18,744,901)   (2,147,493)    (15,818,344)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (48,964)        (448,439)      (39,568)       (325,350)
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (13,848,145)    (126,645,903)         (564)         (4,898)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                          (18,629)        (169,816)           --              --
========================================================================================================================
                                                               44,460,987    $ 394,152,844     3,104,142    $ 25,250,958
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.
(b) Investor Class shares commenced sales on September 30, 2003.
(c) Institutional Class shares commenced sales on April 30, 2004.
(d) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Growth Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 51,442,689 shares of the Fund for 234,385,533 shares of INVESCO Growth Fund outstanding as of the close of business on October 31, 2003. INVESCO Growth Fund's net assets at that date of $456,983,407, including $93,333,500 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $322,706,968.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.88         $   7.37    $   8.82    $  17.74    $  11.29
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)        (0.08)(a)    (0.09)(a)    (0.08)(a)    (0.15)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.36             1.59       (1.36)      (8.84)       6.60
===========================================================================================================================
    Total from investment operations                              0.28             1.51       (1.45)      (8.92)       6.45
===========================================================================================================================
Net asset value, end of period                                $   9.16         $   8.88    $   7.37    $   8.82    $  17.74
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   3.15%           20.49%     (16.44)%    (50.28)%     57.13%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $177,498         $154,052    $105,320    $138,269    $225,255
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           1.54%(c)(d)      1.82%       1.70%       1.57%       1.58%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.92)%(c)       (1.01)%     (1.01)%     (0.72)%     (0.82)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            111%             123%        111%        124%        113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $173,297,774.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.61         $   7.20    $   8.67    $  17.54    $  11.25
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)        (0.12)(a)    (0.14)(a)    (0.16)(a)    (0.27)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.35             1.53       (1.33)      (8.71)       6.56
===========================================================================================================================
    Total from investment operations                              0.21             1.41       (1.47)      (8.87)       6.29
===========================================================================================================================
Net asset value, end of period                                $   8.82         $   8.61    $   7.20    $   8.67    $  17.54
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   2.44%           19.58%     (16.96)%    (50.57)%     55.91%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $112,931         $122,011    $104,040    $144,747    $210,224
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.19%(c)(d)      2.47%       2.35%       2.23%       2.24%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.57)%(c)       (1.66)%     (1.66)%     (1.39)%     (1.48)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            111%             123%        111%        124%        113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $120,582,108.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.20%.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                               2004            2003       2002       2001       2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.62         $  7.21    $  8.67    $ 17.55    $ 11.25
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.14)(a)       (0.12)(a)   (0.14)(a)   (0.16)(a)   (0.27)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.35            1.53      (1.32)     (8.72)      6.57
======================================================================================================================
    Total from investment operations                             0.21            1.41      (1.46)     (8.88)      6.30
======================================================================================================================
Net asset value, end of period                                $  8.83         $  8.62    $  7.21    $  8.67    $ 17.55
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  2.44%          19.56%    (16.84)%   (50.60)%    56.00%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $48,420         $44,272    $36,575    $57,865    $79,392
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                          2.19%(c)(d)     2.47%      2.35%      2.23%      2.24%
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.57)%(c)      (1.66)%    (1.66)%    (1.39)%    (1.48)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                           111%            123%       111%       124%       113%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $49,924,256.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.20%.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.87         $ 7.37       $  8.40
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)      (0.09)(a)      (0.04)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.36           1.59         (0.99)
====================================================================================================
    Total from investment operations                            0.26           1.50         (1.03)
====================================================================================================
Net asset value, end of period                                $ 9.13         $ 8.87       $  7.37
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 2.93%         20.35%       (12.26)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,761         $2,127       $     9
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.69%(c)(d)    1.97%         1.85%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (1.07)%(c)     (1.16)%       (1.16)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                       111%           123%          111%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,443,827.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.70%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                                ---------------------------------
                                                                               SEPTEMBER 30, 2003
                                                                                  (DATE SALES
                                                                YEAR ENDED       COMMENCED) TO
                                                                OCTOBER 31,       OCTOBER 31,
                                                                   2004               2003
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $   8.88            $ 8.24
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.05)(a)(b)        (0.01)(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.37              0.65
=================================================================================================
    Total from investment operations                                 0.32              0.64
=================================================================================================
Net asset value, end of period                                   $   9.20            $ 8.88
_________________________________________________________________________________________________
=================================================================================================
Total return(c)                                                      3.60%(b)          7.77%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $376,905            $  174
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets                              1.19%(b)(d)(e)         1.56%(f)
=================================================================================================
Ratio of net investment income (loss) to average net assets         (0.57)%(d)        (0.75)%(f)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(g)                                            111%              123%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) The advisor reimbursed Investor Class expenses related to an overpayment of Rule 12b-1 fees of the INVESCO Growth fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not reimbursed these expenses the net investment income per share, the ratio of expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been (0.07), 1.41%, (0.79) and 3.27%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $403,878,080.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.42%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  9.13
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.01)(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.06
===================================================================================
    Total from investment operations                                     0.05
===================================================================================
Net asset value, end of period                                        $  9.18
___________________________________________________________________________________
===================================================================================
Total return(b)                                                          0.55%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $22,190
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         0.92%(c)
-----------------------------------------------------------------------------------
  With fee waivers and/or expense reimbursements                         0.93%(c)
===================================================================================
Ratio of net investment income (loss) to average net assets             (0.30)%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                111%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,909,449.
(d)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Mid Cap Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Mid Cap Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Mid Cap Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.10%

ADVERTISING-0.73%

Omnicom Group Inc.                              18,000    $ 1,420,200
=====================================================================

AEROSPACE & DEFENSE-0.68%

L-3 Communications Holdings, Inc.               20,000      1,318,600
=====================================================================

AIR FREIGHT & LOGISTICS-0.64%

Robinson (C.H.) Worldwide, Inc.                 23,000      1,240,620
=====================================================================

APPAREL RETAIL-2.24%

Chico's FAS, Inc.(a)                            44,000      1,761,320
---------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)          55,000      1,289,200
---------------------------------------------------------------------
Urban Outfitters, Inc.(a)                       32,000      1,312,000
=====================================================================
                                                            4,362,520
=====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.96%

Coach, Inc.(a)                                  40,000      1,865,200
=====================================================================

APPLICATION SOFTWARE-2.70%

Amdocs Ltd. (United Kingdom)(a)                 85,200      2,142,780
---------------------------------------------------------------------
Intuit Inc.(a)                                  40,000      1,814,400
---------------------------------------------------------------------
Mercury Interactive Corp.(a)                    30,000      1,302,900
=====================================================================
                                                            5,260,080
=====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.46%

Calamos Asset Management, Inc.-Class A(a)       60,700      1,183,650
---------------------------------------------------------------------
Franklin Resources, Inc.                        18,000      1,091,160
---------------------------------------------------------------------
Investors Financial Services Corp.(b)           55,000      2,116,950
---------------------------------------------------------------------
Legg Mason, Inc.                                37,000      2,357,270
=====================================================================
                                                            6,749,030
=====================================================================

AUTO PARTS & EQUIPMENT-0.55%

Autoliv, Inc.                                   25,000      1,068,750
=====================================================================

BIOTECHNOLOGY-3.87%

Cephalon, Inc.(a)                               21,000      1,001,070
---------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                       22,000      1,029,380
---------------------------------------------------------------------
Gen-Probe Inc.(a)                               32,000      1,121,280
---------------------------------------------------------------------
Gilead Sciences, Inc.(a)                        35,000      1,212,050
---------------------------------------------------------------------
Invitrogen Corp.(a)                             17,200        995,880
---------------------------------------------------------------------
Martek Biosciences Corp.(a)                     26,000      1,223,456
---------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                    15,000        974,700
=====================================================================
                                                            7,557,816
=====================================================================

BROADCASTING & CABLE TV-1.22%

Univision Communications Inc.-Class A(a)        77,000      2,383,920
=====================================================================

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------


BUILDING PRODUCTS-1.02%

Masco Corp.                                     58,000    $ 1,987,080
=====================================================================

CASINOS & GAMING-0.52%

Station Casinos, Inc.                           20,000      1,019,000
=====================================================================

COMMUNICATIONS EQUIPMENT-4.94%

Avaya Inc.(a)                                  140,000      2,016,000
---------------------------------------------------------------------
Comverse Technology, Inc.(a)                   100,000      2,064,000
---------------------------------------------------------------------
Juniper Networks, Inc.(a)                       40,300      1,072,383
---------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)             21,000      1,852,200
---------------------------------------------------------------------
Scientific-Atlanta, Inc.                        52,400      1,435,236
---------------------------------------------------------------------
UTStarcom, Inc.(a)(b)                           70,000      1,198,400
=====================================================================
                                                            9,638,219
=====================================================================

COMPUTER & ELECTRONICS RETAIL-0.76%

Best Buy Co., Inc.                              25,000      1,480,500
=====================================================================

COMPUTER HARDWARE-0.82%

PalmOne, Inc.(a)(b)                             55,000      1,593,350
=====================================================================

COMPUTER STORAGE & PERIPHERALS-1.16%

Emulex Corp.(a)                                 92,000        966,920
---------------------------------------------------------------------
QLogic Corp.(a)                                 40,000      1,300,000
=====================================================================
                                                            2,266,920
=====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

Cummins Inc.(b)                                 18,000      1,261,440
=====================================================================

CONSUMER FINANCE-0.82%

First Marblehead Corp. (The)(a)                 30,000      1,608,000
=====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.52%

Affiliated Computer Services, Inc.-Class A(a)   20,000      1,091,000
---------------------------------------------------------------------
Alliance Data Systems Corp.(a)                  50,000      2,114,000
---------------------------------------------------------------------
DST Systems, Inc.(a)                            30,000      1,345,500
---------------------------------------------------------------------
Fiserv, Inc.(a)                                 65,000      2,310,100
=====================================================================
                                                            6,860,600
=====================================================================

DEPARTMENT STORES-1.70%

Kohl's Corp.(a)                                 39,900      2,025,324
---------------------------------------------------------------------
Nordstrom, Inc.                                 30,000      1,295,400
=====================================================================
                                                            3,320,724
=====================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.35%

Apollo Group, Inc.-Class A(a)                   18,000      1,188,000
---------------------------------------------------------------------
Career Education Corp.(a)                       35,000      1,097,950
---------------------------------------------------------------------
Cintas Corp.                                    30,000      1,294,200
---------------------------------------------------------------------


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Corporate Executive Board Co. (The)             32,000    $ 2,036,800
---------------------------------------------------------------------
Corrections Corp. of America(a)                 48,800      1,695,800
---------------------------------------------------------------------
ITT Educational Services, Inc.(a)               31,000      1,178,310
=====================================================================
                                                            8,491,060
=====================================================================

DRUG RETAIL-0.60%

Shoppers Drug Mart Corp. (Canada)(a)            38,300      1,165,133
=====================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.25%

Agilent Technologies, Inc.(a)                   97,000      2,430,820
=====================================================================

ELECTRONIC MANUFACTURING SERVICES-0.54%

Benchmark Electronics, Inc.(a)                  31,000      1,053,070
=====================================================================

EMPLOYMENT SERVICES-1.69%

Manpower Inc.                                   42,000      1,900,500
---------------------------------------------------------------------
Monster Worldwide Inc.(a)                       50,000      1,402,500
=====================================================================
                                                            3,303,000
=====================================================================

ENVIRONMENTAL SERVICES-0.65%

Stericycle, Inc.(a)                             28,000      1,269,240
=====================================================================

GENERAL MERCHANDISE STORES-1.79%

Dollar Tree Stores, Inc.(a)                     70,000      2,023,000
---------------------------------------------------------------------
Family Dollar Stores, Inc.                      50,000      1,477,500
=====================================================================
                                                            3,500,500
=====================================================================

HEALTH CARE DISTRIBUTORS-0.80%

Schein (Henry), Inc.(a)                         24,800      1,568,104
=====================================================================

HEALTH CARE EQUIPMENT-4.81%

Biomet, Inc.                                    22,000      1,026,960
---------------------------------------------------------------------
Fisher Scientific International Inc.(a)         25,000      1,434,000
---------------------------------------------------------------------
INAMED Corp.(a)                                 26,000      1,381,900
---------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                       27,000      1,345,410
---------------------------------------------------------------------
PerkinElmer, Inc.                               80,000      1,643,200
---------------------------------------------------------------------
Waters Corp.(a)                                 24,000        990,960
---------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                        20,000      1,551,800
=====================================================================
                                                            9,374,230
=====================================================================

HEALTH CARE FACILITIES-1.24%

Community Health Systems Inc.(a)                90,000      2,413,800
=====================================================================

HEALTH CARE SERVICES-2.08%

Caremark Rx, Inc.(a)                            65,000      1,948,050
---------------------------------------------------------------------
Express Scripts, Inc.(a)                        33,000      2,112,000
=====================================================================
                                                            4,060,050
=====================================================================

HEALTH CARE SUPPLIES-0.50%

Cooper Cos., Inc. (The)                         14,000        984,900
=====================================================================

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------


HOME FURNISHINGS-0.52%

Mohawk Industries, Inc.(a)                      12,000    $ 1,020,960
=====================================================================

HOMEBUILDING-0.93%

Pulte Homes, Inc.                               33,000      1,811,040
=====================================================================

HOTELS, RESORTS & CRUISE LINES-1.33%

Kerzner International Ltd. (Bahamas)(a)         19,000        963,680
---------------------------------------------------------------------
Marriott International, Inc.-Class A            30,000      1,634,700
=====================================================================
                                                            2,598,380
=====================================================================

HOUSEWARES & SPECIALTIES-0.96%

Jarden Corp.(a)                                 53,500      1,878,920
=====================================================================

INDUSTRIAL MACHINERY-0.75%

Eaton Corp.                                     23,000      1,470,850
=====================================================================

INSURANCE BROKERS-1.08%

Willis Group Holdings Ltd. (Bermuda)            58,700      2,110,265
=====================================================================

INTEGRATED OIL & GAS-0.86%

Murphy Oil Corp.                                21,000      1,680,420
=====================================================================

INTERNET SOFTWARE & SERVICES-1.28%

Ask Jeeves, Inc.(a)                             45,000      1,160,100
---------------------------------------------------------------------
SINA Corp. (Cayman Islands)(a)                  40,000      1,340,000
=====================================================================
                                                            2,500,100
=====================================================================

IT CONSULTING & OTHER SERVICES-1.13%

Cognizant Technology Solutions Corp.-Class
  A(a)                                          65,000      2,210,000
=====================================================================

LEISURE PRODUCTS-1.51%

Brunswick Corp.                                 35,000      1,642,200
---------------------------------------------------------------------
Marvel Enterprises, Inc.(a)                     85,000      1,309,000
=====================================================================
                                                            2,951,200
=====================================================================

MANAGED HEALTH CARE-2.29%

Aetna Inc.                                      19,000      1,805,000
---------------------------------------------------------------------
Anthem, Inc.(a)                                 33,000      2,653,200
=====================================================================
                                                            4,458,200
=====================================================================

MULTI-LINE INSURANCE-0.66%

Quanta Capital Holdings Ltd. (Bermuda)(a)      144,200      1,297,800
=====================================================================

OIL & GAS DRILLING-1.73%

Noble Corp. (Cayman Islands)(a)                 25,000      1,142,000
---------------------------------------------------------------------
Patterson-UTI Energy, Inc.                      63,000      1,211,490
---------------------------------------------------------------------
Pride International, Inc.(a)                    55,000      1,016,400
=====================================================================
                                                            3,369,890
=====================================================================

OIL & GAS EQUIPMENT & SERVICES-0.50%

Varco International, Inc.(a)                    35,000        968,800
=====================================================================


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-1.73%

Ultra Petroleum Corp. (Canada)(a)               35,000    $ 1,701,000
---------------------------------------------------------------------
XTO Energy Inc.                                 50,000      1,669,000
=====================================================================
                                                            3,370,000
=====================================================================

PHARMACEUTICALS-4.14%

Barr Pharmaceuticals Inc.(a)                    35,000      1,317,750
---------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(a)                    36,000      1,285,200
---------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)         40,000      1,626,800
---------------------------------------------------------------------
MGI Pharma, Inc.(a)                             50,000      1,333,500
---------------------------------------------------------------------
Sepracor Inc.(a)                                24,000      1,102,320
---------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                      50,000      1,420,000
=====================================================================
                                                            8,085,570
=====================================================================

PUBLISHING-0.70%

Getty Images, Inc.(a)(b)                        23,000      1,359,990
=====================================================================

REAL ESTATE-0.92%

New Century Financial Corp.                     32,500      1,792,375
=====================================================================

REGIONAL BANKS-0.61%

Commerce Bancorp, Inc.                          20,000      1,184,800
=====================================================================

REINSURANCE-0.77%

Everest Re Group, Ltd. (Bermuda)                19,000      1,508,030
=====================================================================

RESTAURANTS-0.65%

Brinker International, Inc.(a)                  39,000      1,259,700
=====================================================================

SEMICONDUCTOR EQUIPMENT-0.99%

Novellus Systems, Inc.(a)                       74,800      1,938,068
=====================================================================

SEMICONDUCTORS-3.07%

ATI Technologies Inc. (Canada)(a)               70,000      1,263,500
---------------------------------------------------------------------
Broadcom Corp.-Class A(a)                       45,000      1,217,250
---------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)      75,000      2,142,750
---------------------------------------------------------------------
Microchip Technology Inc.                       45,000      1,361,250
=====================================================================
                                                            5,984,750
=====================================================================

SPECIALTY CHEMICALS-0.57%

Ecolab Inc.                                     33,000      1,117,050
=====================================================================

SPECIALTY STORES-3.64%

Advance Auto Parts, Inc.(a)                     45,000      1,760,400
---------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                       50,000      2,039,500
---------------------------------------------------------------------
Staples, Inc.                                   60,000      1,784,400
---------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                        40,000      1,526,800
=====================================================================
                                                            7,111,100
=====================================================================

SYSTEMS SOFTWARE-3.10%

Computer Associates International, Inc.         50,000      1,385,500
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

SYSTEMS SOFTWARE-(CONTINUED)

Novell, Inc.(a)                                175,000    $ 1,258,250
---------------------------------------------------------------------
Red Hat, Inc.(a)(b)                             80,000      1,027,200
---------------------------------------------------------------------
Symantec Corp.(a)                               16,600        945,204
---------------------------------------------------------------------
VERITAS Software Corp.(a)                       65,000      1,422,200
=====================================================================
                                                            6,038,354
=====================================================================

TECHNOLOGY DISTRIBUTORS-1.02%

CDW Corp.                                       32,000      1,984,960
=====================================================================

THRIFTS & MORTGAGE FINANCE-1.53%

Doral Financial Corp. (Puerto Rico)             40,000      1,679,200
---------------------------------------------------------------------
W Holding Co., Inc. (Puerto Rico)               65,000      1,299,350
=====================================================================
                                                            2,978,550
=====================================================================

TRADING COMPANIES & DISTRIBUTORS-1.38%

Fastenal Co.                                    21,000      1,159,830
---------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A         45,000      1,536,300
=====================================================================
                                                            2,696,130
=====================================================================

TRUCKING-1.11%

Sirva Inc.(a)                                   90,000      2,160,000
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.38%

AO VimpelCom-ADR (Russia)(a)                    11,000      1,254,000
---------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)               100,000      1,684,000
---------------------------------------------------------------------
NII Holdings Inc.(a)(b)                         38,000      1,682,260
---------------------------------------------------------------------
SpectraSite, Inc.(a)                            38,500      1,975,050
=====================================================================
                                                            6,595,310
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $164,645,208)                       191,368,038
=====================================================================


                                               NUMBER
                                                 OF        EXERCISE   EXPIRATION
                                               CONTRACTS   PRICE        DATE
OPTIONS PURCHASED-0.01%

PUTS-0.01%

XTO Energy Inc. (Oil & Gas Exploration &
  Production) (Cost $70,660)                      500        $30        Nov-04            8,750
===============================================================================================

                                                SHARES
MONEY MARKET FUNDS-1.86%

Liquid Assets Portfolio-Institutional
  Class(c)                                     1,818,420      1,818,420
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    1,818,420      1,818,420
=======================================================================
    Total Money Market Funds (Cost
      $3,636,840)                                             3,636,840
=======================================================================
TOTAL INVESTMENTS-99.97% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $168,352,708)               195,013,628
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.48%

STIC Prime Portfolio-Institutional
  Class(c)(d)                                  6,790,375   $  6,790,375
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $6,790,375)                                       6,790,375
=======================================================================
TOTAL INVESTMENTS-103.45% (Cost $175,143,083)               201,804,003
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.45%)                        (6,732,117)
=======================================================================
NET ASSETS-100.00%                                         $195,071,886
_______________________________________________________________________
=======================================================================

Investment Abbreviations

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $164,715,868)*                               $ 191,376,788
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $10,427,215)                              10,427,215
============================================================
    Total investments (cost $175,143,083)        201,804,003
============================================================
Receivables for:
  Investments sold                                 5,998,273
------------------------------------------------------------
  Fund shares sold                                   140,843
------------------------------------------------------------
  Dividends                                           23,987
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                27,100
------------------------------------------------------------
Other assets                                          33,155
============================================================
    Total assets                                 208,027,361
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            5,257,491
------------------------------------------------------------
  Fund shares reacquired                             663,500
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  32,411
------------------------------------------------------------
  Collateral upon return of securities loaned      6,790,375
------------------------------------------------------------
Accrued distribution fees                            104,705
------------------------------------------------------------
Accrued trustees' fees                                   941
------------------------------------------------------------
Accrued transfer agent fees                           26,248
------------------------------------------------------------
Accrued operating expenses                            79,804
============================================================
    Total liabilities                             12,955,475
============================================================
Net assets applicable to shares outstanding    $ 195,071,886
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 307,591,806
------------------------------------------------------------
Undistributed net investment income (loss)           (29,371)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (139,144,919)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               26,654,370
============================================================
                                               $ 195,071,886
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  99,261,624
____________________________________________________________
============================================================
Class B                                        $  70,420,726
____________________________________________________________
============================================================
Class C                                        $  24,503,049
____________________________________________________________
============================================================
Class R                                        $     876,607
____________________________________________________________
============================================================
Institutional Class                            $       9,880
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           10,934,912
____________________________________________________________
============================================================
Class B                                            8,033,455
____________________________________________________________
============================================================
Class C                                            2,794,530
============================================================
Class R                                               97,064
____________________________________________________________
============================================================
Institutional Class                                    1,085
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        9.08
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.08 divided by
      94.50%)                                  $        9.61
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        8.77
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        8.77
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        9.03
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $        9.11
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $6,544,219 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,918)          $   683,992
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $63,247)*                            153,142
=========================================================================
    Total investment income                                       837,134
=========================================================================

EXPENSES:

Advisory fees                                                   1,780,749
-------------------------------------------------------------------------
Administrative services fees                                       86,224
-------------------------------------------------------------------------
Custodian fees                                                     61,905
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         394,349
-------------------------------------------------------------------------
  Class B                                                         802,204
-------------------------------------------------------------------------
  Class C                                                         291,132
-------------------------------------------------------------------------
  Class R                                                           2,920
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        912,181
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              9
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             16,001
-------------------------------------------------------------------------
Other                                                             281,545
=========================================================================
    Total expenses                                              4,629,219
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (42,438)
=========================================================================
    Net expenses                                                4,586,781
=========================================================================
Net investment income (loss)                                   (3,749,647)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from investment securities                    9,151,671
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (2,975,847)
-------------------------------------------------------------------------
  Foreign currencies                                               (6,549)
=========================================================================
                                                               (2,982,396)
=========================================================================
Net gain from investment securities                             6,169,275
=========================================================================
Net increase in net assets resulting from operations          $ 2,419,628
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (3,749,647)   $ (2,955,493)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   9,151,671      14,307,340
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (2,982,396)     42,907,455
==========================================================================================
    Net increase in net assets resulting from operations         2,419,628      54,259,302
==========================================================================================
Share transactions-net:
  Class A                                                      (10,422,993)     18,339,848
------------------------------------------------------------------------------------------
  Class B                                                      (11,811,705)      1,788,121
------------------------------------------------------------------------------------------
  Class C                                                       (4,684,464)      5,771,210
------------------------------------------------------------------------------------------
  Class R                                                          676,095         197,900
------------------------------------------------------------------------------------------
  Institutional Class                                               10,000              --
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (26,233,067)     26,097,079
==========================================================================================
    Net increase (decrease) in net assets                      (23,813,439)     80,356,381
==========================================================================================

NET ASSETS:

  Beginning of year                                            218,885,325     138,528,944
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(29,371) and $(24,611), respectively)          $195,071,886    $218,885,325
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets plus 0.75% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.00%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $2,147.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $36,467 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $86,224 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $912,181 for Class A, Class B, Class C and Class R shares and $9 for Institutional Class shares and reimbursed fees for the Institutional Class shares of $4. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $394,349 $802,204, $291,132 and $2,920, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $77,275 in front-end sales commissions from the sale of Class A shares and $120, $12,045, $4,411 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 6,039,656     $ 60,161,675    $(64,382,911)         $ --          $1,818,420     $45,344        $ --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            6,039,656       60,161,675     (64,382,911)           --           1,818,420      44,551          --
===========================================================================================================================
  Subtotal       $12,079,312     $120,323,350    $(128,765,822)        $ --          $3,636,840     $89,895        $ --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 1,593,500     $ 86,506,068    $ (88,099,568)        $ --         $        --     $58,446        $ --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       19,094,475      (12,304,100)          --           6,790,375       4,801          --
===========================================================================================================================
  Subtotal       $ 1,593,500     $105,600,543    $(100,403,668)        $ --         $ 6,790,375     $63,247        $ --
===========================================================================================================================
  Total          $13,672,812     $225,923,893    $(229,169,490)        $ --         $10,427,215     $153,142       $ --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $2,622,166 and $702,736, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $3,820 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $3,820.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $5,035 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $6,544,219 were on loan to brokers. The loans were secured by cash collateral of $6,790,375 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $63,247 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
---------------------------------------------------------------------------
Unrealized appreciation -- investments                        $  25,453,299
---------------------------------------------------------------------------
Temporary book/tax differences                                      (29,371)
---------------------------------------------------------------------------
Capital loss carryforward                                      (137,943,848)
---------------------------------------------------------------------------
Shares of beneficial interest                                   307,591,806
===========================================================================
Total net assets                                              $ 195,071,886
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(6,550).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $8,876,974 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $    407,338
-----------------------------------------------------------------------------
October 31, 2009                                                  86,724,292
-----------------------------------------------------------------------------
October 31, 2010                                                  50,812,218
=============================================================================
Total capital loss carryforward                                 $137,943,848
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $358,096,030 and $382,393,967, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $29,338,178
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,878,329)
===============================================================================
Net unrealized appreciation of investment securities               $25,459,849
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $176,344,154.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $3,744,887 and shares of beneficial interest decreased by $3,744,887. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,366,280    $ 31,467,821     7,664,279    $ 58,252,871
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,689,471      15,326,444     3,281,689      24,068,217
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,055,967       9,613,286     1,644,878      12,124,964
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         79,652         742,690        25,518         209,495
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                           1,085          10,000            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        287,382       2,711,609       189,563       1,431,485
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (296,604)     (2,711,609)     (194,530)     (1,431,485)
======================================================================================================================
Reacquired:
  Class A                                                     (4,869,016)    (44,602,423)   (5,404,259)    (41,344,508)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,730,826)    (24,426,540)   (2,879,424)    (20,848,611)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,595,627)    (14,297,750)     (872,689)     (6,353,754)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (7,765)        (66,595)       (1,487)        (11,595)
======================================================================================================================
                                                              (3,020,001)   $(26,233,067)    3,453,538    $ 26,097,079
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.
(b)  Institutional Class shares commenced sales on April 30, 2004.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                      ----------------------------------------------------         OCTOBER 31,
                                                       2004             2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  8.92         $   6.54       $  8.58       $ 14.38           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.13)(a)        (0.11)(a)     (0.13)(a)     (0.11)(a)          (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.29             2.49         (1.91)        (5.69)              4.50
=================================================================================================================================
    Total from investment operations                     0.16             2.38         (2.04)        (5.80)              4.38
=================================================================================================================================
Net asset value, end of period                        $  9.08         $   8.92       $  6.54       $  8.58           $  14.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          1.79%           36.39%       (23.78)%      (40.33)%            43.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $99,262         $108,436       $63,463       $94,457           $114,913
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.74%(c)(d)      1.90%         1.83%         1.65%              1.63%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                (1.36)%(c)       (1.42)%       (1.49)%       (1.06)%            (0.76)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                167%             211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $112,671,098.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.76%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                       ---------------------------------------------------         OCTOBER 31,
                                                        2004            2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.68         $  6.40       $  8.45       $ 14.25           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.18)(a)       (0.15)(a)     (0.18)(a)     (0.18)(a)          (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.27            2.43         (1.87)        (5.62)              4.47
=================================================================================================================================
    Total from investment operations                      0.09            2.28         (2.05)        (5.80)              4.25
=================================================================================================================================
Net asset value, end of period                         $  8.77         $  8.68       $  6.40       $  8.45           $  14.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           1.04%          35.63%       (24.26)%      (40.70)%            42.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $70,421         $81,298       $58,654       $81,905           $103,893
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.39%(c)(d)     2.55%         2.48%         2.32%              2.32%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (2.01)%(c)      (2.07)%       (2.14)%       (1.73)%            (1.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 167%            211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $80,220,450.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                       ---------------------------------------------------         OCTOBER 31,
                                                        2004            2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.68         $  6.40       $  8.45       $ 14.26           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.18)(a)       (0.15)(a)     (0.18)(a)     (0.18)(a)         (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.27            2.43         (1.87)        (5.63)             4.48
=================================================================================================================================
    Total from investment operations                      0.09            2.28         (2.05)        (5.81)             4.26
=================================================================================================================================
Net asset value, end of period                         $  8.77         $  8.68       $  6.40       $  8.45           $ 14.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           1.04%          35.63%       (24.26)%      (40.74)%           42.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $24,503         $28,928       $16,404       $23,971           $29,969
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.39%(c)(d)     2.55%         2.48%         2.32%             2.32%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (2.01)%(c)      (2.07)%       (2.14)%       (1.73)%           (1.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 167%            211%          185%          173%              183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,113,161.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                               CLASS R
                                                              -----------------------------------------
                                                                                          JUNE 3, 2002
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2004           2003            2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $8.89          $ 6.54          $  8.73
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.14)(a)       (0.13)(a)        (0.05)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.28            2.48            (2.14)
=======================================================================================================
    Total from investment operations                           0.14            2.35            (2.19)
=======================================================================================================
Net asset value, end of period                                $9.03          $ 8.89          $  6.54
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                1.57%          35.93%          (25.09)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 877          $  224          $     7
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                        1.89%(c)(d)     2.05%            1.98%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets   (1.51)%(c)      (1.57)%          (1.64)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                      167%            211%             185%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $584,032.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.91%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 9.22
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.04)(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.07)
===================================================================================
    Total from investment operations                                   (0.11)
===================================================================================
Net asset value, end of period                                        $ 9.11
___________________________________________________________________________________
===================================================================================
Total return(b)                                                        (1.19)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   10
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 1.20%(c)(d)
===================================================================================
Ratio of net investment income (loss) to average net assets            (0.82)%
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                               167%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,671.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% (annualized).
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Weingarten Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.24%

AEROSPACE & DEFENSE-2.24%

Boeing Co. (The)                                  350,000   $   17,465,000
--------------------------------------------------------------------------
General Dynamics Corp.                            150,000       15,318,000
--------------------------------------------------------------------------
Honeywell International Inc.                      600,000       20,208,000
==========================================================================
                                                                52,991,000
==========================================================================

AIR FREIGHT & LOGISTICS-0.58%

FedEx Corp.                                       150,000       13,668,000
==========================================================================

APPAREL RETAIL-1.65%

Chico's FAS, Inc.(a)(b)                           400,000       16,012,000
--------------------------------------------------------------------------
Gap, Inc. (The)                                 1,150,000       22,977,000
==========================================================================
                                                                38,989,000
==========================================================================

APPLICATION SOFTWARE-1.76%

Amdocs Ltd. (United Kingdom)(a)                 1,200,000       30,180,000
--------------------------------------------------------------------------
Intuit Inc.(a)                                    250,000       11,340,000
==========================================================================
                                                                41,520,000
==========================================================================

BIOTECHNOLOGY-3.13%

Biogen Idec Inc.(a)                               400,000       23,264,000
--------------------------------------------------------------------------
Genentech, Inc.(a)                                600,000       27,318,000
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          675,000       23,375,250
==========================================================================
                                                                73,957,250
==========================================================================

BROADCASTING & CABLE TV-0.79%

Univision Communications Inc.-Class A(a)          600,000       18,576,000
==========================================================================

COMMUNICATIONS EQUIPMENT-6.69%

Avaya Inc.(a)                                     475,000        6,840,000
--------------------------------------------------------------------------
Cisco Systems, Inc.(a)                          2,500,000       48,025,000
--------------------------------------------------------------------------
Motorola, Inc.                                  2,000,000       34,520,000
--------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                         1,500,000       23,130,000
--------------------------------------------------------------------------
QUALCOMM Inc.                                     400,000       16,724,000
--------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)               325,000       28,665,000
==========================================================================
                                                               157,904,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.75%

Best Buy Co., Inc.                                300,000       17,766,000
==========================================================================

COMPUTER HARDWARE-4.47%

Apple Computer, Inc.(a)                           675,000       35,457,750
--------------------------------------------------------------------------
Dell Inc.(a)                                    1,500,000       52,590,000
--------------------------------------------------------------------------
PalmOne, Inc.(a)(c)                               600,000       17,382,000
==========================================================================
                                                               105,429,750
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


COMPUTER STORAGE & PERIPHERALS-1.06%

Lexmark International, Inc.-Class A(a)            300,000   $   24,933,000
==========================================================================

CONSUMER FINANCE-2.27%

American Express Co.                              550,000       29,188,500
--------------------------------------------------------------------------
MBNA Corp.                                        950,000       24,348,500
==========================================================================
                                                                53,537,000
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.66%

Alliance Data Systems Corp.(a)                     62,100        2,625,588
--------------------------------------------------------------------------
Automatic Data Processing, Inc.                   300,000       13,017,000
==========================================================================
                                                                15,642,588
==========================================================================

DEPARTMENT STORES-3.83%

J.C. Penney Co., Inc.                             650,000       22,483,500
--------------------------------------------------------------------------
Kohl's Corp.(a)                                 1,000,000       50,760,000
--------------------------------------------------------------------------
Nordstrom, Inc.                                   400,000       17,272,000
==========================================================================
                                                                90,515,500
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.67%

Apollo Group, Inc.-Class A(a)                     175,000       11,550,000
--------------------------------------------------------------------------
Cendant Corp.                                   2,500,000       51,475,000
==========================================================================
                                                                63,025,000
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.41%

Rockwell Automation, Inc.                         800,000       33,352,000
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.70%

Agilent Technologies, Inc.(a)                   1,600,000       40,096,000
==========================================================================

FOOTWEAR-1.03%

NIKE, Inc.-Class B                                300,000       24,393,000
==========================================================================

GENERAL MERCHANDISE STORES-2.01%

Target Corp.                                      950,000       47,519,000
==========================================================================

HEALTH CARE EQUIPMENT-1.51%

Bard (C.R.), Inc.                                 300,000       17,040,000
--------------------------------------------------------------------------
Waters Corp.(a)                                   450,000       18,580,500
==========================================================================
                                                                35,620,500
==========================================================================

HEALTH CARE SERVICES-1.37%

Caremark Rx, Inc.(a)                              550,000       16,483,500
--------------------------------------------------------------------------
IMS Health Inc.                                   750,000       15,885,000
==========================================================================
                                                                32,368,500
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HEALTH CARE SUPPLIES-1.06%

Alcon, Inc. (Switzerland)                         350,000   $   24,920,000
==========================================================================

HOME IMPROVEMENT RETAIL-0.87%

Home Depot, Inc. (The)                            500,000       20,540,000
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.01%

Starwood Hotels & Resorts Worldwide, Inc.         500,000       23,865,000
==========================================================================

HOUSEHOLD PRODUCTS-1.73%

Procter & Gamble Co. (The)                        800,000       40,944,000
==========================================================================

HOUSEWARES & SPECIALTIES-1.08%

Fortune Brands, Inc.                              350,000       25,487,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-1.22%

Costco Wholesale Corp.                            600,000       28,764,000
==========================================================================

INDUSTRIAL CONGLOMERATES-4.45%

3M Co.                                            150,000       11,635,500
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               3,000,000       93,450,000
==========================================================================
                                                               105,085,500
==========================================================================

INDUSTRIAL MACHINERY-2.81%

Danaher Corp.                                     600,000       33,078,000
--------------------------------------------------------------------------
Eaton Corp.                                       200,000       12,790,000
--------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)              300,000       20,532,000
==========================================================================
                                                                66,400,000
==========================================================================

INTEGRATED OIL & GAS-1.33%

BP PLC-ADR (United Kingdom)                       175,000       10,193,750
--------------------------------------------------------------------------
ChevronTexaco Corp.                               200,000       10,612,000
--------------------------------------------------------------------------
ConocoPhillips                                    125,000       10,538,750
==========================================================================
                                                                31,344,500
==========================================================================

INTERNET RETAIL-1.88%

Amazon.com, Inc.(a)                               300,000       10,239,000
--------------------------------------------------------------------------
eBay Inc.(a)                                      350,000       34,163,500
==========================================================================
                                                                44,402,500
==========================================================================

INTERNET SOFTWARE & SERVICES-3.49%

Google Inc.-Class A(a)(c)                         100,000       19,070,500
--------------------------------------------------------------------------
Yahoo! Inc.(a)                                  1,750,000       63,332,500
==========================================================================
                                                                82,403,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.85%

Goldman Sachs Group, Inc. (The)                   400,000       39,352,000
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     300,000       24,645,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         500,000       26,970,000
==========================================================================
                                                                90,967,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


MANAGED HEALTH CARE-3.90%

Aetna Inc.                                        600,000   $   57,000,000
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           485,000       35,114,000
==========================================================================
                                                                92,114,000
==========================================================================

MOTORCYCLE MANUFACTURERS-0.73%

Harley-Davidson, Inc.                             300,000       17,271,000
==========================================================================

MOVIES & ENTERTAINMENT-0.86%

Walt Disney Co. (The)                             800,000       20,176,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.65%

Varco International, Inc.(a)                      550,000       15,224,000
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.67%

Citigroup Inc.                                    550,000       24,403,500
--------------------------------------------------------------------------
JPMorgan Chase & Co.                            1,000,000       38,600,000
==========================================================================
                                                                63,003,500
==========================================================================

PERSONAL PRODUCTS-3.62%

Avon Products, Inc.                               450,000       17,797,500
--------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              900,000       38,655,000
--------------------------------------------------------------------------
Gillette Co. (The)                                700,000       29,036,000
==========================================================================
                                                                85,488,500
==========================================================================

PHARMACEUTICALS-6.35%

Johnson & Johnson                                 800,000       46,704,000
--------------------------------------------------------------------------
Lilly (Eli) & Co.                                 250,000       13,727,500
--------------------------------------------------------------------------
Pfizer Inc.                                     1,200,000       34,740,000
--------------------------------------------------------------------------
Sepracor Inc.(a)(c)                               500,000       22,965,000
--------------------------------------------------------------------------
Wyeth                                             800,000       31,720,000
==========================================================================
                                                               149,856,500
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.61%

Allstate Corp. (The)                              300,000       14,427,000
==========================================================================

RESTAURANTS-2.34%

McDonald's Corp.                                1,000,000       29,150,000
--------------------------------------------------------------------------
Yum! Brands, Inc.                                 600,000       26,100,000
==========================================================================
                                                                55,250,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.65%

Novellus Systems, Inc.(a)                       1,500,000       38,865,000
==========================================================================

SEMICONDUCTORS-2.69%

Analog Devices, Inc.                              900,000       36,234,000
--------------------------------------------------------------------------
Microchip Technology Inc.                         900,000       27,225,000
==========================================================================
                                                                63,459,000
==========================================================================

SOFT DRINKS-0.84%

PepsiCo, Inc.                                     400,000       19,832,000
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

SPECIALTY CHEMICALS-0.57%

Ecolab Inc.                                       400,000   $   13,540,000
==========================================================================

SYSTEMS SOFTWARE-3.81%

Microsoft Corp.                                   850,000       23,791,500
--------------------------------------------------------------------------
Oracle Corp.(a)                                 1,600,000       20,256,000
--------------------------------------------------------------------------
Symantec Corp.(a)                                 500,000       28,470,000
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                         800,000       17,504,000
==========================================================================
                                                                90,021,500
==========================================================================

THRIFTS & MORTGAGE FINANCE-0.59%

Fannie Mae                                        200,000       14,030,000
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,847,833,159)                        2,319,483,588
==========================================================================

MONEY MARKET FUNDS-0.55%

Liquid Assets Portfolio-Institutional
  Class(d)                                      6,546,085        6,546,085
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

STIC Prime Portfolio-Institutional Class(d)     6,546,085   $    6,546,085
==========================================================================
    Total Money Market Funds (Cost
      $13,092,170)                                              13,092,170
==========================================================================
TOTAL INVESTMENTS-98.79% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,860,925,329)                                            2,332,575,758
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.74%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  40,952,850       40,952,850
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $40,952,850)                                        40,952,850
==========================================================================
TOTAL INVESTMENTS-100.53% (Cost
  $1,901,878,179)                                            2,373,528,608
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.53%)                          (12,485,091)
==========================================================================
NET ASSETS-100.00%                                          $2,361,043,517
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1H and Note 9.
(c) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $1,847,833,159)*                           $ 2,319,483,588
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $54,045,020)                        54,045,020
============================================================
  Total investments (cost $1,901,878,179)      2,373,528,608
============================================================
Receivables for:
  Investments sold                                50,411,057
------------------------------------------------------------
  Fund shares sold                                   448,667
------------------------------------------------------------
  Dividends                                        1,592,101
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  269,768
------------------------------------------------------------
Other assets                                         104,007
============================================================
     Total assets                              2,426,354,208
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           15,055,134
------------------------------------------------------------
  Fund shares reacquired                           5,956,291
------------------------------------------------------------
  Options written, at market value
     (premiums received $421,040)                    397,500
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                534,825
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       40,952,850
------------------------------------------------------------
Accrued distribution fees                            865,367
------------------------------------------------------------
Accrued trustees' fees                                 3,163
------------------------------------------------------------
Accrued transfer agent fees                          963,599
------------------------------------------------------------
Accrued operating expenses                           581,962
============================================================
     Total liabilities                            65,310,691
============================================================
Net assets applicable to shares outstanding  $ 2,361,043,517
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 5,229,262,118
------------------------------------------------------------
Undistributed net investment income (loss)          (484,385)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (3,339,408,185)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      471,673,969
============================================================
                                             $ 2,361,043,517
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $ 1,844,930,443
____________________________________________________________
============================================================
Class B                                      $   434,572,230
____________________________________________________________
============================================================
Class C                                      $    78,330,084
____________________________________________________________
============================================================
Class R                                      $     1,448,080
____________________________________________________________
============================================================
Institutional Class                          $     1,762,680
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          153,486,063
____________________________________________________________
============================================================
Class B                                           39,386,838
____________________________________________________________
============================================================
Class C                                            7,092,782
____________________________________________________________
============================================================
Class R                                              121,135
____________________________________________________________
============================================================
Institutional Class                                  138,489
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         12.02
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.02 divided by
       94.50%)                               $         12.72
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $         11.03
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $         11.04
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                   $         11.95
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $         12.73
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $39,055,836 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $168,938)        $  18,735,081
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $91,112)*                              336,832
===========================================================================
    Total investment income                                      19,071,913
===========================================================================

EXPENSES:

Advisory fees                                                    17,028,857
---------------------------------------------------------------------------
Administrative services fees                                        533,540
---------------------------------------------------------------------------
Custodian fees                                                      272,422
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         6,122,534
---------------------------------------------------------------------------
  Class B                                                         5,114,549
---------------------------------------------------------------------------
  Class C                                                           873,155
---------------------------------------------------------------------------
  Class R                                                             5,355
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        9,316,175
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            1,931
---------------------------------------------------------------------------
Trustees' fees and retirement benefits                               61,515
---------------------------------------------------------------------------
Other                                                             1,785,513
===========================================================================
    Total expenses                                               41,115,546
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (276,057)
===========================================================================
    Net expenses                                                 40,839,489
===========================================================================
Net investment income (loss)                                    (21,767,576)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         236,255,290
---------------------------------------------------------------------------
  Foreign currencies                                                     24
===========================================================================
                                                                236,255,314
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (114,844,681)
---------------------------------------------------------------------------
  Foreign currencies                                                     (7)
---------------------------------------------------------------------------
  Option contracts written                                           23,540
===========================================================================
                                                               (114,821,148)
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              121,434,166
===========================================================================
Net increase in net assets resulting from operations          $  99,666,590
___________________________________________________________________________
===========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (21,767,576)   $  (22,244,366)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and options contracts                     236,255,314      (152,819,227)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (114,821,148)      703,701,978
==============================================================================================
    Net increase in net assets resulting from operations          99,666,590       528,638,385
==============================================================================================
Share transactions-net:
  Class A                                                       (395,056,301)     (354,029,189)
----------------------------------------------------------------------------------------------
  Class B                                                       (138,803,397)      (78,758,321)
----------------------------------------------------------------------------------------------
  Class C                                                        (15,793,039)      (11,803,823)
----------------------------------------------------------------------------------------------
  Class R                                                          1,126,374           190,176
----------------------------------------------------------------------------------------------
  Institutional Class                                               (547,138)          (83,682)
==============================================================================================
  Net increase (decrease) in net assets resulting from share
    transactions                                                (549,073,501)     (444,484,839)
==============================================================================================
  Net increase (decrease) in net assets                         (449,406,911)       84,153,546
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,810,450,428     2,726,296,882
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(484,385) and $(462,775), respectively)        $2,361,043,517    $2,810,450,428
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $5,987. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $227,266 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $533,540 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $9,316,175 for Class A, Class B, Class C and Class R shares and $1,931 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $6,122,534, $5,114,549, $873,155 and $5,355, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $252,306 in front-end sales commissions from the sale of Class A shares and $1,900, $55,846, $6,948 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                   MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                 10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $36,428,079     $  401,226,654    $  (431,108,648)       $   --        $ 6,546,085     $124,213        $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             36,428,079        401,226,654       (431,108,648)           --          6,546,085      121,507            --
==================================================================================================================================
  Subtotal         $72,856,158     $  802,453,308    $  (862,217,296)       $   --        $13,092,170     $245,720        $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                   MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                 10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $38,996,800     $  574,759,331    $  (613,756,131)       $   --        $        --     $ 79,923        $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                     --        125,196,850        (84,244,000)           --         40,952,850     $ 11,189            --
==================================================================================================================================
  Subtotal         $38,996,800     $  699,956,181    $  (698,000,131)       $   --        $40,952,850     $ 91,112        $   --
==================================================================================================================================
  Total            $111,852,958    $1,502,409,489    $(1,560,217,427)       $   --        $54,045,020     $336,832        $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $79,267,272 and $21,738,445, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $42,804 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $42,804.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $13,966 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $39,055,836 were on loan to brokers. The loans were secured by cash collateral of $40,952,850 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $91,112 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of year                                                  --      $     --
-----------------------------------------------------------------------------------
Written                                                         3,000       421,040
===================================================================================
End of year                                                     3,000      $421,040
___________________________________________________________________________________
===================================================================================

                                             OPEN OPTIONS WRITTEN AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             OCTOBER 31, 2004
                                              CONTRACT    STRIKE    NUMBER OF    PREMIUMS         MARKET          UNREALIZED
                   CALLS                       MONTH      PRICE     CONTRACTS    RECEIVED         VALUE          APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.                              Nov-04     $40.0       3,000      $421,040        $397,500          $23,540
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $   450,268,418
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (484,385)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (3,318,002,634)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   5,229,262,118
=============================================================================
Total net assets                                              $ 2,361,043,517
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses on certain straddles. The tax-basis unrealized appreciation on investments amount includes appreciation on option contracts of $23,539.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $200,737,719 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                       CARRYFORWARD
------------------------------------------------------------------------------
October 31, 2009                                                $2,358,363,619
------------------------------------------------------------------------------
October 31, 2010                                                   763,027,747
------------------------------------------------------------------------------
October 31, 2011                                                   196,611,268
==============================================================================
Total capital loss carryforward                                 $3,318,002,634
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $1,931,481,698 and $2,445,456,487, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $466,806,274
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (16,561,395)
==============================================================================
Net unrealized appreciation of investment securities             $450,244,879
______________________________________________________________________________
==============================================================================


Cost of investments for tax purposes is $1,923,283,729.

NOTE 12--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2004, undistributed net investment income increased by $21,745,966, undistributed net realized gain
(loss) was decreased by $25 and shares of beneficial interest decreased by $21,745,941. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,161,430    $  74,474,713     10,192,956    $ 102,256,843
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,836,554       31,535,843      5,051,931       47,044,808
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,109,204       12,390,482      1,715,252       15,941,057
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         139,257        1,669,192         23,136          234,973
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              13,498          172,948         16,638          177,847
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       4,502,782       54,704,748      1,369,192       14,331,798
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,888,349)     (54,704,748)    (1,477,850)     (14,331,798)
==========================================================================================================================
Reacquired:
  Class A                                                     (43,655,916)    (524,235,762)   (47,251,093)    (470,617,830)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,449,964)    (115,634,492)   (12,154,199)    (111,471,331)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,535,106)     (28,183,521)    (2,990,841)     (27,744,880)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (45,049)        (542,818)        (4,184)         (44,797)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (56,324)        (720,086)       (25,361)        (261,529)
==========================================================================================================================
                                                              (46,867,983)   $(549,073,501)   (45,534,423)   $(444,484,839)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 17% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                       ---------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                       ---------------------------------------------------------------------
                                                          2004             2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    11.59       $     9.47    $    12.65    $    28.16    $    28.31
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.08)(a)        (0.07)        (0.07)(a)      (0.10)       (0.14)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.51             2.19         (3.11)       (11.87)         3.18
============================================================================================================================
    Total from investment operations                         0.43             2.12         (3.18)       (11.97)         3.04
============================================================================================================================
Less distributions from net realized gains                     --               --            --         (3.54)        (3.19)
============================================================================================================================
Net asset value, end of period                         $    12.02       $    11.59    $     9.47    $    12.65    $    28.16
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                              3.71%           22.39%       (25.14)%      (47.38)%       10.61%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $1,844,930       $2,160,823    $2,104,660    $4,001,552    $8,948,781
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.39%(c)         1.47%         1.33%         1.21%         1.03%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.40%(c)         1.47%         1.33%         1.22%         1.07%
============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.67)%(c)       (0.68)%       (0.64)%       (0.56)%       (0.45)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                        74%             111%          217%          240%          145%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,040,844,523.

                                                                                     CLASS B
                                                       -------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------------
                                                         2004             2003          2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  10.71         $   8.82      $  11.86      $  26.82    $    27.29
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.15)(a)        (0.14)        (0.15)(a)     (0.21)        (0.36)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.47             2.03         (2.89)       (11.21)         3.08
==========================================================================================================================
    Total from investment operations                       0.32             1.89         (3.04)       (11.42)         2.72
==========================================================================================================================
Less distributions from net realized gains                   --               --            --         (3.54)        (3.19)
==========================================================================================================================
Net asset value, end of period                         $  11.03         $  10.71      $   8.82      $  11.86    $    26.82
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                            2.99%           21.43%       (25.63)%      (47.75)%        9.76%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $434,572         $555,779      $533,224      $922,476    $1,927,514
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.09%(c)         2.17%         2.04%         1.92%         1.78%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.10%(c)         2.17%         2.04%         1.93%         1.82%
==========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.37)%(c)       (1.38)%       (1.34)%       (1.27)%       (1.20)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                      74%             111%          217%          240%          145%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $511,454,890.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                               2004          2003       2002        2001        2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.72       $  8.83    $ 11.87    $  26.85    $  27.30
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(a)     (0.14)     (0.15)(a)    (0.21)     (0.36)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.47          2.03      (2.89)     (11.23)       3.10
======================================================================================================================
    Total from investment operations                             0.32          1.89      (3.04)     (11.44)       2.74
======================================================================================================================
Less distributions from net realized gains                         --            --         --       (3.54)      (3.19)
======================================================================================================================
Net asset value, end of period                                $ 11.04       $ 10.72    $  8.83    $  11.87    $  26.85
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  2.99%        21.40%    (25.61)%    (47.77)%      9.83%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $78,330       $91,325    $86,455    $150,604    $301,590
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.09%(c)      2.17%      2.04%       1.92%       1.78%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.10%(c)      2.17%      2.04%       1.93%       1.82%
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.37)%(c)    (1.38)%    (1.34)%     (1.27)%     (1.20)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            74%          111%       217%        240%        145%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $87,315,520.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                                2004          2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.56       $ 9.47       $ 11.36
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(a)    (0.06)        (0.03)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.49         2.15         (1.86)
====================================================================================================
    Total from investment operations                              0.39         2.09         (1.89)
====================================================================================================
Net asset value, end of period                                $  11.95       $11.56       $  9.47
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                   3.37%       22.07%       (16.64)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  1,448       $  311       $    76
====================================================================================================
Ratio of expenses to average net assets                           1.59%(c)(d)   1.67%        1.53%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets      (0.87)%(c)   (0.88)%       (0.84)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                             74%         111%          217%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,071,094.
(d) After fee waivers and/or expense reimbursements. Ratio of expense to average net asset prior to fee waivers and/or expense reimbursements is 1.60%.
(e)  Annualized.

                                                                             INSTITUTIONAL CLASS
                                                              --------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------
                                                               2004         2003      2002      2001      2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.20       $ 9.91    $13.16    $29.00    $ 28.96
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)(a)     0.00     (0.01)(a)  (0.01)    (0.06)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.54         2.29     (3.24)   (12.29)      3.29
================================================================================================================
    Total from investment operations                            0.53         2.29     (3.25)   (12.30)      3.23
================================================================================================================
Less distributions from net realized gains                        --           --        --     (3.54)     (3.19)
================================================================================================================
Net asset value, end of period                                $12.73       $12.20    $ 9.91    $13.16    $ 29.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                 4.34%       23.11%   (24.70)%  (47.11)%    11.07%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,763       $2,213    $1,883    $7,667    $18,634
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.84%(c)     0.78%     0.82%     0.69%      0.64%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.85%(c)     0.78%     0.82%     0.70%      0.68%
================================================================================================================
Ratio of net investment income (loss) to average net assets   (0.12)%(c)     0.01%    (0.12)%   (0.04)%    (0.04)%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                           74%         111%      217%      240%       145%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $1,931,035.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.65%

ADVERTISING-1.51%

Lamar Advertising Co.-Class A(a)                  700,000   $   26,166,000
==========================================================================

AEROSPACE & DEFENSE-0.72%

L-3 Communications Holdings, Inc.                 175,000       12,419,750
==========================================================================

APPAREL RETAIL-1.26%

Aeropostale, Inc.(a)                              400,000       11,172,000
--------------------------------------------------------------------------
Hot Topic, Inc.(a)                                531,000       10,614,690
==========================================================================
                                                                21,786,690
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.71%

Fossil, Inc.(a)                                   530,000       12,327,800
==========================================================================

APPLICATION SOFTWARE-2.22%

Amdocs Ltd. (United Kingdom)(a)                   400,000       10,684,000
--------------------------------------------------------------------------
BEA Systems, Inc.(a)                            1,250,000        8,625,000
--------------------------------------------------------------------------
Synopsys, Inc.(a)                                 579,947        9,534,329
--------------------------------------------------------------------------
TIBCO Software Inc.(a)                          1,350,000        9,639,000
==========================================================================
                                                                38,482,329
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.84%

Affiliated Managers Group, Inc.(a)                250,000       15,632,500
--------------------------------------------------------------------------
Investors Financial Services Corp.                850,000       35,657,500
--------------------------------------------------------------------------
Nuveen Investments-Class A                        443,700       15,081,363
==========================================================================
                                                                66,371,363
==========================================================================

BIOTECHNOLOGY-3.75%

Amylin Pharmaceuticals, Inc.(a)                   675,000       11,475,000
--------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)                   370,000        8,506,300
--------------------------------------------------------------------------
MedImmune, Inc.(a)                                500,000       12,685,000
--------------------------------------------------------------------------
Neurocrine Biosciences, Inc.(a)                   350,000       12,236,000
--------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                      165,000        7,810,275
--------------------------------------------------------------------------
QLT Inc. (Canada)(a)(b)                         1,130,000       12,113,600
==========================================================================
                                                                64,826,175
==========================================================================

BREWERS-0.71%

Molson Coors Brewing Co.-Class B                  200,000       12,350,000
==========================================================================

BROADCASTING & CABLE TV-2.92%

Radio One, Inc.-Class D(a)                      1,100,000       14,377,000
--------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)        1,375,000       36,148,750
==========================================================================
                                                                50,525,750
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


BUILDING PRODUCTS-1.08%

American Standard Cos. Inc.                       300,000   $   13,413,000
--------------------------------------------------------------------------
York International Corp.                          135,000        5,282,550
==========================================================================
                                                                18,695,550
==========================================================================

CASINOS & GAMING-1.25%

Aztar Corp.(a)                                    400,000       10,924,000
--------------------------------------------------------------------------
International Game Technology                     400,000       10,756,000
==========================================================================
                                                                21,680,000
==========================================================================

COMMUNICATIONS EQUIPMENT-1.00%

Juniper Networks, Inc.(a)                         625,000       14,118,750
--------------------------------------------------------------------------
Tekelec(a)                                        231,169        3,146,210
==========================================================================
                                                                17,264,960
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.87%

Best Buy Co., Inc.                                300,000       15,102,000
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.97%

Brocade Communications Systems, Inc.(a)         1,500,000        6,540,000
--------------------------------------------------------------------------
Electronics for Imaging, Inc.(a)                  625,000       10,262,500
==========================================================================
                                                                16,802,500
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.48%

Terex Corp.(a)                                    224,000        8,373,120
==========================================================================

CONSUMER ELECTRONICS-0.45%

Harman International Industries, Inc.             100,000        7,858,000
==========================================================================

CONSUMER FINANCE-0.62%

SLM Corp.                                         225,000       10,719,000
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-7.89%

Affiliated Computer Services, Inc.-Class A(a)     350,000       16,684,500
--------------------------------------------------------------------------
Alliance Data Systems Corp.(a)                  1,000,000       40,400,000
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   575,000       24,322,500
--------------------------------------------------------------------------
Iron Mountain Inc.(a)                             825,000       24,502,500
--------------------------------------------------------------------------
Paychex, Inc.                                   1,000,000       30,600,000
==========================================================================
                                                               136,509,500
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.95%

ARAMARK Corp.-Class B                             600,000       14,706,000
--------------------------------------------------------------------------
Career Education Corp.(a)                         267,000        8,394,480
--------------------------------------------------------------------------
ChoicePoint Inc.(a)                               471,500       18,610,105
--------------------------------------------------------------------------
Cintas Corp.                                      450,000       17,365,500
--------------------------------------------------------------------------
CoStar Group Inc.(a)                              205,000        8,107,750
--------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-(CONTINUED)

Jackson Hewitt Tax Service Inc.                   625,000   $   11,512,500
--------------------------------------------------------------------------
Sirva Inc.(a)                                   1,000,000        6,980,000
==========================================================================
                                                                85,676,335
==========================================================================

ELECTRIC UTILITIES-0.60%

DPL Inc.                                          405,000       10,303,200
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.60%

EnerSys(a)                                      1,100,000       10,373,000
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.56%

Amphenol Corp.-Class A                            250,000        9,860,000
--------------------------------------------------------------------------
Cogent Inc.(a)                                    375,000        8,437,500
--------------------------------------------------------------------------
Tektronix, Inc.                                   400,000        8,664,000
==========================================================================
                                                                26,961,500
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.27%

Molex Inc.                                        183,800        4,670,358
==========================================================================

GENERAL MERCHANDISE STORES-0.61%

Tuesday Morning Corp.(a)                          400,000       10,504,000
==========================================================================

HEALTH CARE EQUIPMENT-7.77%

Biomet, Inc.                                      500,000       19,345,000
--------------------------------------------------------------------------
Cytyc Corp.(a)                                    900,000       19,179,000
--------------------------------------------------------------------------
Fisher Scientific International Inc.(a)           425,000       25,236,500
--------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                         425,000       26,116,250
--------------------------------------------------------------------------
Kyphon Inc.(a)                                    425,000       11,113,750
--------------------------------------------------------------------------
PerkinElmer, Inc.                                 500,000        9,250,000
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   305,000       10,290,700
--------------------------------------------------------------------------
Waters Corp.(a)                                   350,000       13,870,500
==========================================================================
                                                               134,401,700
==========================================================================

HEALTH CARE FACILITIES-0.59%

Triad Hospitals, Inc.(a)                          200,000       10,250,000
==========================================================================

HEALTH CARE SERVICES-3.35%

Caremark Rx, Inc.(a)                              475,000       19,023,750
--------------------------------------------------------------------------
Cerner Corp.(a)(c)                                210,000       12,192,600
--------------------------------------------------------------------------
DaVita, Inc.(a)                                   450,000       18,135,000
--------------------------------------------------------------------------
Omnicare, Inc.                                    250,000        8,667,500
==========================================================================
                                                                58,018,850
==========================================================================

HEALTH CARE SUPPLIES-1.88%

Advanced Medical Optics, Inc.(a)                  435,000       16,086,300
--------------------------------------------------------------------------
Cooper Cos., Inc. (The)                           100,000        6,755,000
--------------------------------------------------------------------------
Millipore Corp.(a)                                200,000        9,644,000
==========================================================================
                                                                32,485,300
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.09%

Royal Caribbean Cruises Ltd. (Liberia)            450,000       18,909,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


HOUSEHOLD APPLIANCES-1.01%

Blount International, Inc.(a)                   1,173,900   $   17,385,459
==========================================================================

INDUSTRIAL CONGLOMERATES-1.09%

Textron Inc.                                      250,000       18,837,500
==========================================================================

INDUSTRIAL GASES-0.30%

Airgas, Inc.                                      239,000        5,238,880
==========================================================================

INDUSTRIAL MACHINERY-1.21%

Dover Corp.                                       300,000       10,908,000
--------------------------------------------------------------------------
Pentair, Inc.                                     250,000        9,945,000
==========================================================================
                                                                20,853,000
==========================================================================

INTERNET SOFTWARE & SERVICES-0.76%

VeriSign, Inc.(a)                                 500,000       13,230,000
==========================================================================

IT CONSULTING & OTHER SERVICES-0.99%

Acxiom Corp.                                      500,000        9,500,000
--------------------------------------------------------------------------
Perot Systems Corp.-Class A(a)                    600,000        7,578,000
==========================================================================
                                                                17,078,000
==========================================================================

METAL & GLASS CONTAINERS-0.53%

Owens-Illinois, Inc.(a)                           375,000        9,195,000
==========================================================================

MOVIES & ENTERTAINMENT-0.88%

Regal Entertainment Group-Class A                 750,000       15,217,500
==========================================================================

OFFICE SERVICES & SUPPLIES-0.78%

Mine Safety Appliances Co.                        380,000       13,566,000
==========================================================================

OIL & GAS DRILLING-1.33%

ENSCO International Inc.                          525,000       17,115,000
--------------------------------------------------------------------------
Rowan Cos., Inc.                                  225,000        5,969,250
==========================================================================
                                                                23,084,250
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.49%

BJ Services Co.                                   175,000        8,531,250
==========================================================================

PAPER PRODUCTS-0.21%

Sappi Ltd.-ADR (South Africa)                     371,500        3,707,570
==========================================================================

PHARMACEUTICALS-4.54%

Endo Pharmaceuticals Holdings Inc.(a)             500,000        9,925,000
--------------------------------------------------------------------------
Impax Laboratories, Inc.(a)                       400,000        6,508,000
--------------------------------------------------------------------------
IVAX Corp.(a)                                     937,500       17,718,750
--------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A              542,200       15,235,820
--------------------------------------------------------------------------
MGI Pharma, Inc.(a)                               720,000       15,876,000
--------------------------------------------------------------------------
Valeant Pharmaceuticals International             636,900       13,215,675
==========================================================================
                                                                78,479,245
==========================================================================

PUBLISHING-0.63%

Dow Jones & Co., Inc.                             325,000       10,868,000
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.75%

CB Richard Ellis Group, Inc.-Class A(a)           375,000       13,031,250
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

REGIONAL BANKS-1.91%

Amegy Bancorp., Inc.                              800,000   $   13,280,000
--------------------------------------------------------------------------
North Fork Bancorp., Inc.                         700,000       19,705,000
==========================================================================
                                                                32,985,000
==========================================================================

RESTAURANTS-1.65%

RARE Hospitality International, Inc.(a)           500,000       13,910,000
--------------------------------------------------------------------------
Ruby Tuesday, Inc.                                650,000       14,625,000
==========================================================================
                                                                28,535,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-2.23%

KLA-Tencor Corp.                                  540,600       21,094,212
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         750,000       17,572,500
==========================================================================
                                                                38,666,712
==========================================================================

SEMICONDUCTORS-8.51%

Altera Corp.(a)                                   775,000       16,065,750
--------------------------------------------------------------------------
AMIS Holdings, Inc.(a)                          1,124,900       12,666,374
--------------------------------------------------------------------------
ATI Technologies Inc. (Canada)(a)                 875,000       12,950,000
--------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         475,000       14,207,250
--------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)               850,000       15,529,500
--------------------------------------------------------------------------
Maxim Integrated Products, Inc.                   700,000       26,180,000
--------------------------------------------------------------------------
Microchip Technology Inc.                       1,000,000       28,480,000
--------------------------------------------------------------------------
Micron Technology, Inc.(a)                        875,000        8,496,250
--------------------------------------------------------------------------
Semtech Corp.(a)                                  750,000       12,667,500
==========================================================================
                                                               147,242,624
==========================================================================

SOFT DRINKS-0.73%

Coca-Cola Enterprises Inc.                        625,000       12,687,500
==========================================================================

SPECIALIZED FINANCE-0.57%

Chicago Mercantile Exchange Holdings Inc.          50,000        9,776,000
==========================================================================

SPECIALTY CHEMICALS-0.98%

Nalco Holding Co.(a)                              393,300        7,079,400
--------------------------------------------------------------------------
Rohm & Haas Co.                                   225,000        9,823,500
==========================================================================
                                                                16,902,900
==========================================================================

SPECIALTY STORES-4.11%

Bed Bath & Beyond Inc.(a)                         400,000       14,884,000
--------------------------------------------------------------------------
Linens 'n Things, Inc.(a)                         750,000       17,497,500
--------------------------------------------------------------------------
PETCO Animal Supplies, Inc.(a)                    550,000       17,215,000
--------------------------------------------------------------------------
Staples, Inc.                                   1,125,000       21,453,750
==========================================================================
                                                                71,050,250
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


SYSTEMS SOFTWARE-1.58%

Internet Security Systems, Inc.(a)                302,100   $    5,875,845
--------------------------------------------------------------------------
McAfee Inc.(a)                                    600,000       12,546,000
--------------------------------------------------------------------------
RSA Security Inc.(a)                              833,000        8,946,420
==========================================================================
                                                                27,368,265
==========================================================================

TECHNOLOGY DISTRIBUTORS-1.42%

CDW Corp.                                         450,000       24,610,500
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.34%

Independence Community Bank Corp.                 400,000       14,272,000
--------------------------------------------------------------------------
New York Community Bancorp, Inc.(b)               500,000        8,850,000
==========================================================================
                                                                23,122,000
==========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.60%

WESCO International, Inc.(a)                      428,000       10,349,040
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,672,089,105)                        1,672,412,425
==========================================================================

MONEY MARKET FUNDS-3.33%

Liquid Assets Portfolio-Institutional
  Class(d)                                     28,814,361       28,814,361
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    28,814,361       28,814,361
==========================================================================
    Total Money Market Funds (Cost
      $57,628,722)                                              57,628,722
==========================================================================
TOTAL INVESTMENTS-99.98% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,729,717,827)                                            1,730,041,147
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.50%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                   4,312,476        4,312,476
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                   4,312,476        4,312,476
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $8,624,952)                                          8,624,952
==========================================================================
TOTAL INVESTMENTS-100.48% (Cost
  $1,738,342,779)                                            1,738,666,099
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.48%)                           (8,222,318)
==========================================================================
NET ASSETS-100.00%                                          $1,730,443,781
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) A portion of this security is subject to call options written. See Note 1F and Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,672,089,105)*                            $1,672,412,425
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $66,253,674)                              66,253,674
============================================================
    Total investments (cost $1,738,342,779)    1,738,666,099
============================================================
Cash                                                 430,787
------------------------------------------------------------
Receivables for:
  Investments sold                                51,570,142
------------------------------------------------------------
  Fund shares sold                                   645,511
------------------------------------------------------------
  Dividends                                          884,416
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               122,564
------------------------------------------------------------
Other assets                                          37,058
============================================================
    Total assets                               1,792,356,577
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           45,868,921
------------------------------------------------------------
  Fund shares reacquired                           3,945,753
------------------------------------------------------------
  Options written, at market value (premiums
    received $894,670)                             1,039,500
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 277,955
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                         8,624,952
------------------------------------------------------------
Accrued distribution fees                            527,070
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,991
------------------------------------------------------------
Accrued transfer agent fees                        1,365,362
------------------------------------------------------------
Accrued operating expenses                           259,292
============================================================
    Total liabilities                             61,912,796
============================================================
Net assets applicable to shares outstanding   $1,730,443,781
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,042,444,909
------------------------------------------------------------
Undistributed net investment income (loss)        (7,810,218)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts    (304,369,400)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                    178,490
============================================================
                                              $1,730,443,781
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,436,493,212
____________________________________________________________
============================================================
Class B                                       $  225,604,269
____________________________________________________________
============================================================
Class C                                       $   61,741,279
____________________________________________________________
============================================================
Class R                                       $    2,893,402
____________________________________________________________
============================================================
Institutional Class                           $    3,711,619
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          149,077,981
____________________________________________________________
============================================================
Class B                                           24,708,549
____________________________________________________________
============================================================
Class C                                            6,762,746
____________________________________________________________
============================================================
Class R                                              302,664
____________________________________________________________
============================================================
Institutional Class                                  378,464
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.64
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.64 divided by
      94.50%)                                 $        10.20
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         9.13
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         9.13
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $         9.56
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $         9.81
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $8,607,138 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $   5,692,958
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $26,928 after rebates of
  $1,816,491)                                                     1,329,242
===========================================================================
    Total investment income                                       7,022,200
===========================================================================

EXPENSES:

Advisory fees                                                     6,107,255
---------------------------------------------------------------------------
Administrative services fees                                        218,543
---------------------------------------------------------------------------
Custodian fees                                                      104,525
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         1,987,892
---------------------------------------------------------------------------
  Class B                                                         1,237,604
---------------------------------------------------------------------------
  Class C                                                           346,921
---------------------------------------------------------------------------
  Class R                                                             7,650
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                          4,188,297
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            1,065
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            43,044
---------------------------------------------------------------------------
Other                                                               395,650
===========================================================================
    Total expenses                                               14,638,446
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                      (62,902)
===========================================================================
    Net expenses                                                 14,575,544
===========================================================================
Net investment income (loss)                                     (7,553,344)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gains from securities sold
    to affiliates of $3,518,942)                                284,356,269
---------------------------------------------------------------------------
  Option contracts written                                        2,927,072
===========================================================================
                                                                287,283,341
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (266,505,753)
---------------------------------------------------------------------------
  Option contracts written                                           25,372
===========================================================================
                                                               (266,480,381)
===========================================================================
Net gain from investment securities and option contracts         20,802,960
===========================================================================
Net increase in net assets resulting from operations          $  13,249,616
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (7,553,344)   $  (21,355,366)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts                                                    287,283,341       456,200,097
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                  (266,480,381)     (288,045,284)
==============================================================================================
    Net increase in net assets resulting from operations          13,249,616       146,799,447
==============================================================================================
Share transactions-net:
  Class A                                                       (216,309,735)     (469,733,957)
----------------------------------------------------------------------------------------------
  Class B                                                        (23,412,369)      (28,990,427)
----------------------------------------------------------------------------------------------
  Class C                                                         (9,786,533)      (14,524,768)
----------------------------------------------------------------------------------------------
  Class R                                                             60,180         1,554,735
----------------------------------------------------------------------------------------------
  Institutional Class                                              3,737,875        (2,730,852)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (245,710,582)     (514,425,269)
==============================================================================================
    Net increase (decrease) in net assets                       (232,460,966)     (367,625,822)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,962,904,747     2,330,530,569
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(7,810,218) and $(256,874),
    respectively)                                             $1,730,443,781    $1,962,904,747
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE
NET ASSETS                                                       RATE
----------------------------------------------------------------------
First $150 million                                               0.80%
----------------------------------------------------------------------
Over $150 million                                               0.625%
______________________________________________________________________
======================================================================


       AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

       For the six months ended April 30, 2005, AIM waived fees of $13,901.

       For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $20,795 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

       The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $218,543.

       The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $4,188,297 for Class A, Class B, Class C and Class R share classes and $1,065 for Institutional Class shares.

       The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $1,987,892, $1,237,604, $346,921 and $7,650, respectively.

       Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $92,801 in front-end sales commissions from the sale of Class A shares and $4,696, $43,974, $4,385 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

       Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             UNREALIZED
                          MARKET VALUE     PURCHASES      PROCEEDS FROM     APPRECIATION     MARKET VALUE     DIVIDEND
FUND                        10/31/04        AT COST           SALES        (DEPRECIATION)      04/30/05        INCOME
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class     $48,442,076     $354,337,510    $(373,965,225)       $   --        $28,814,361     $  645,683
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
 Portfolio-Institutional
  Class                    48,442,076      354,337,510    (373,965,225)            --         28,814,361        656,631
=======================================================================================================================
  Subtotal                $96,884,152     $708,675,020    $(747,930,450)       $   --        $57,628,722     $1,302,314
_______________________________________________________________________________________________________________________
=======================================================================================================================


                           REALIZED
FUND                      GAIN (LOSS)
------------------------
Liquid Assets Portfolio-
  Institutional Class       $   --
------------------------
STIC Prime
 Portfolio-Institutional
  Class                         --
========================
  Subtotal                  $   --
________________________
========================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                              PROCEEDS          UNREALIZED
                           MARKET VALUE     PURCHASES           FROM           APPRECIATION     MARKET VALUE     DIVIDEND
FUND                         10/31/04        AT COST            SALES         (DEPRECIATION)      04/30/05       INCOME*
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                    $127,900,554    $ 59,176,773    $  (182,764,851)       $   --        $ 4,312,476     $   13,350
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class      127,900,554       58,845,661       (182,433,739)           --          4,312,476         13,578
__________________________________________________________________________________________________________________________
==========================================================================================================================
  Subtotal                 $255,801,108    $118,022,434    $  (365,198,590)       $   --        $ 8,624,952     $   26,928
==========================================================================================================================
  Total                    $352,685,260    $826,697,454    $(1,113,129,040)       $   --        $66,253,674     $1,329,242
__________________________________________________________________________________________________________________________
==========================================================================================================================


                            REALIZED
FUND                       GAIN (LOSS)
-------------------------
Liquid Assets
  Portfolio-Institutional
  Class                      $   --
-------------------------
STIC Prime Portfolio-
  Institutional Class            --
_________________________
=========================
  Subtotal                   $   --
=========================
  Total                      $   --
_________________________
=========================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $14,639,624 and sales of $24,480,661, which resulted in net realized gains of $3,518,942.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $28,206.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $5,289 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $8,607,138 were on loan to brokers. The loans were secured by cash collateral of $8,624,952 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $26,928 for securities lending transactions, which are net of rebates.

NOTE 9--OPTION CONTRACTS WRITTEN

                            TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
--------------------------------------------------------------------------------------
Beginning of period                                             16,109     $   830,758
--------------------------------------------------------------------------------------
Written                                                         40,896       4,782,450
--------------------------------------------------------------------------------------
Closed                                                          (8,000)       (730,416)
--------------------------------------------------------------------------------------
Exercised                                                      (11,375)     (1,036,938)
--------------------------------------------------------------------------------------
Expired                                                        (35,530)     (2,951,184)
======================================================================================
End of period                                                    2,100     $   894,670
______________________________________________________________________________________
======================================================================================

                                            OPEN CALL OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     APRIL 30,
                                                                                                        2005        UNREALIZED
                                                      CONTRACT    STRIKE    NUMBER OF    PREMIUMS      MARKET      APPRECIATION
                                                       MONTH      PRICE     CONTRACTS    RECEIVED      VALUE       DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.                                           Jun-05      $55        2,100      $894,670    $1,039,500     $(144,830)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $125,040,407
-----------------------------------------------------------------------------
October 31, 2010                                                 463,739,024
=============================================================================
Total capital loss carryforward                                 $588,779,431
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $1,757,362,997 and $1,974,761,207, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $120,864,846
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (120,799,591)
==============================================================================
Net unrealized appreciation of investment securities             $     65,255
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,738,600,844.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2005                 OCTOBER 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       5,661,755    $  56,828,822     19,503,343    $ 183,246,538
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,430,698       13,608,333      2,785,031       24,931,760
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         560,427        5,341,131      1,454,243       13,022,624
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          66,443          664,409        233,461        2,175,865
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             466,025        4,770,693             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         192,845        1,939,103        366,882        3,476,875
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (203,182)      (1,939,103)      (384,365)      (3,476,875)
==========================================================================================================================
Reacquired:
  Class A                                                     (27,322,010)    (275,077,660)   (69,860,562)    (656,457,370)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,676,528)     (35,081,599)    (5,651,768)     (50,445,312)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,585,192)     (15,127,664)    (3,075,625)     (27,547,392)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (60,437)        (604,229)       (66,756)        (621,130)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (100,702)      (1,032,818)      (272,069)      (2,730,852)
==========================================================================================================================
                                                              (24,569,858)   $(245,710,582)   (54,968,185)   $(514,425,269)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third part record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 13--SIGNIFICANT EVENT

The Board of Trustees of the Trust ("Buyer") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Buying Fund") a series of Buyer, would acquire all of the assets of AIM Emerging Growth Fund and AIM Libra Fund ("Selling Funds"), a series of AIM Equity Funds and AIM Investment Funds, respectively ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Funds will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Funds, and Selling Funds will cease operations.

  The Agreement requires approval of Selling Funds' shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Funds and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                    YEAR ENDED OCTOBER 31,
                                     APRIL 30,        ---------------------------------------------------------------------------
                                        2005             2004          2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $    9.62        $     8.99    $     7.30       $     8.68       $    18.41       $    13.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)           (0.04)            (0.08)(a)      (0.07)(a)       (0.09)(a)        (0.09)(a)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        0.06              0.71          1.76            (1.29)           (6.34)           11.08
=================================================================================================================================
    Total from investment
      operations                          0.02              0.63          1.69            (1.38)           (6.43)           10.95
=================================================================================================================================
Less distributions from net
  realized gains                            --                --            --               --            (3.30)           (6.44)
=================================================================================================================================
Net asset value, end of period       $    9.64        $     9.62    $     8.99       $     7.30       $     8.68       $    18.41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           0.21%             7.01%        23.15%          (15.90)%         (40.51)%          47.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,436,493       $1,640,288    $1,983,600       $1,798,318       $2,516,407       $4,444,515
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                  1.41%(c)          1.29%(d)       1.30%           1.32%            1.17%            1.04%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets           (0.67)%(c)        (0.86)%       (0.96)%          (1.00)%          (0.79)%          (0.77)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                  98%              115%           78%              68%              89%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized based on average daily net assets of $1,603,492,960.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.30%.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                         ----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                                  YEAR ENDED OCTOBER 31,
                                         APRIL 30,        -----------------------------------------------------------------------
                                            2005            2004              2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   9.15        $   8.62          $   7.04       $   8.45       $  18.12       $  13.81
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.07)(d)       (0.14)(a)         (0.13)(a)      (0.15)(a)      (0.17)(a)      (0.29)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            0.05            0.67              1.71          (1.26)         (6.20)         11.04
=================================================================================================================================
    Total from investment operations         (0.02)           0.53              1.58          (1.41)         (6.37)         10.75
=================================================================================================================================
Less distributions from net realized
  gains                                         --              --                --             --          (3.30)         (6.44)
=================================================================================================================================
Net asset value, end of period            $   9.13        $   9.15          $   8.62       $   7.04       $   8.45       $  18.12
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                              (0.22)%          6.15%            22.44%        (16.69)%       (40.90)%        46.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $225,604        $248,425          $262,098       $226,806       $294,303       $374,010
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets       2.16%(c)        2.04%(d)          2.05%          2.07%          1.94%          1.86%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                      (1.42)%(c)      (1.61)%           (1.71)%        (1.75)%        (1.55)%        (1.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                      98%            115%               78%            68%            89%            79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized based on average daily net assets of $249,572,126.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.
(e)  Not annualized for periods less than one year.

                                                                                   CLASS C
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------------
                                               2005            2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   9.15        $   8.62       $   7.04       $   8.45       $  18.11       $  13.81
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.07)          (0.14)(a)      (0.13)(a)      (0.15)(a)      (0.17)(a)      (0.29)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.05            0.67           1.71          (1.26)         (6.19)         11.03
=================================================================================================================================
    Total from investment operations            (0.02)           0.53           1.58          (1.41)         (6.36)         10.74
=================================================================================================================================
Less distributions from net realized gains         --              --             --             --          (3.30)         (6.44)
=================================================================================================================================
Net asset value, end of period               $   9.13        $   9.15       $   8.62       $   7.04       $   8.45       $  18.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 (0.22)%          6.15%         22.44%        (16.69)%       (40.86)%        46.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $ 61,741        $ 71,229       $ 81,079       $ 72,676       $ 96,640       $120,591
=================================================================================================================================
Ratio of expenses to average net assets          2.16%(c)        2.04%(d)       2.05%          2.07%          1.94%          1.86%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (1.42)%(c)      (1.61)%        (1.71)%        (1.75)%        (1.55)%        (1.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         98%            115%            78%            68%            89%            79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized based on average daily net assets of $69,959,234.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.
(e)  Not annualized for periods less than one year.

                                                                                          CLASS R
                                                              ----------------------------------------------------------------
                                                                                                                 JUNE 3, 2002
                                                              SIX MONTHS               YEAR ENDED                 (DATE SALES
                                                                ENDED                  OCTOBER 31,               COMMENCED) TO
                                                              APRIL 30,        ---------------------------        OCTOBER 31,
                                                                 2005             2004             2003              2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   9.55        $     8.96       $     7.29         $   8.89
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.05)            (0.10)(a)        (0.10)(a)        (0.04)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.06              0.69             1.77            (1.56)
==============================================================================================================================
    Total from investment operations                               0.01              0.59             1.67            (1.60)
==============================================================================================================================
Net asset value, end of period                                 $   9.56        $     9.55       $     8.96         $   7.29
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                    0.10%             6.58%           22.91%          (18.00)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  2,893        $    2,834       $    1,164         $    137
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                            1.66%(c)          1.54%(d)         1.55%            1.62%(e)
==============================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.92)%(c)        (1.11)%          (1.21)%          (1.30)%(e)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(f)                                           98%              115%              78%              68%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,085,426.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                     INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------------
                                                                                                                 MARCH 15, 2002
                                                              SIX MONTHS               YEAR ENDED                 (DATE SALES
                                                                ENDED                  OCTOBER 31,               COMMENCED) TO
                                                              APRIL 30,        ---------------------------        OCTOBER 31,
                                                                 2005             2004             2003               2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   9.76        $     9.08       $     7.32          $   9.53
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.00)            (0.03)(a)        (0.03)(a)         (0.02)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.05              0.71             1.79             (2.19)
===============================================================================================================================
    Total from investment operations                               0.05              0.68             1.76             (2.21)
===============================================================================================================================
Net asset value, end of period                                 $   9.81        $     9.76       $     9.08          $   7.32
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                    0.51%             7.49%           24.04%           (23.19)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  3,712        $      128       $    2,589          $    138
===============================================================================================================================
Ratio of expenses to average net assets                            0.81%(c)          0.72%(d)         0.71%             0.81%(e)
===============================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.07)%(c)        (0.29)%          (0.37)%           (0.49)%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                           98%              115%              78%               68%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,408,044.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.73%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.64%

AEROSPACE & DEFENSE-1.10%

United Technologies Corp.                         240,000   $   24,412,800
==========================================================================

AIR FREIGHT & LOGISTICS-0.86%

FedEx Corp.                                       225,000       19,113,750
==========================================================================

ALUMINUM-0.50%

Alcoa Inc.                                        385,000       11,172,700
==========================================================================

APPLICATION SOFTWARE-1.14%

Amdocs Ltd. (United Kingdom)(a)                   950,000       25,374,500
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.70%

Franklin Resources, Inc.                          225,000       15,453,000
==========================================================================

BIOTECHNOLOGY-2.28%

Amgen Inc.(a)                                     475,000       27,649,750
--------------------------------------------------------------------------
Genentech, Inc.(a)(b)                             325,000       23,055,500
==========================================================================
                                                                50,705,250
==========================================================================

COMMUNICATIONS EQUIPMENT-3.67%

Cisco Systems, Inc.(a)                          2,500,000       43,200,000
--------------------------------------------------------------------------
QUALCOMM Inc.(c)                                1,100,000       38,379,000
==========================================================================
                                                                81,579,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.79%

Best Buy Co., Inc.                                350,000       17,619,000
==========================================================================

COMPUTER HARDWARE-2.77%

Dell Inc.(a)                                    1,250,000       43,537,500
--------------------------------------------------------------------------
International Business Machines Corp.             235,000       17,949,300
==========================================================================
                                                                61,486,800
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.54%

EMC Corp.(a)                                    2,600,000       34,112,000
==========================================================================

CONSUMER FINANCE-2.42%

American Express Co.                              600,000       31,620,000
--------------------------------------------------------------------------
SLM Corp.                                         465,000       22,152,600
==========================================================================
                                                                53,772,600
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.78%

Automatic Data Processing, Inc.                   400,000       17,376,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

DEPARTMENT STORES-1.58%

J.C. Penney Co., Inc.                             365,000   $   17,304,650
--------------------------------------------------------------------------
Nordstrom, Inc.                                   350,000       17,790,500
==========================================================================
                                                                35,095,150
==========================================================================

DIVERSIFIED BANKS-3.00%

Bank of America Corp.                             760,000       34,230,400
--------------------------------------------------------------------------
U.S. Bancorp                                      410,000       11,439,000
--------------------------------------------------------------------------
Wells Fargo & Co.                                 350,000       20,979,000
==========================================================================
                                                                66,648,400
==========================================================================

DIVERSIFIED CHEMICALS-0.98%

Dow Chemical Co. (The)                            475,000       21,816,750
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.69%

Cendant Corp.                                     770,000       15,330,700
==========================================================================

ELECTRIC UTILITIES-1.03%

FPL Group, Inc.                                   560,000       22,859,200
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.94%

Cooper Industries, Ltd.-Class A (Bermuda)         160,000       10,185,600
--------------------------------------------------------------------------
Rockwell Automation, Inc.                         230,000       10,632,900
==========================================================================
                                                                20,818,500
==========================================================================

FOOTWEAR-1.16%

NIKE, Inc.-Class B                                335,000       25,731,350
==========================================================================

HEALTH CARE EQUIPMENT-4.20%

Bard (C.R.), Inc.                                 175,000       12,454,750
--------------------------------------------------------------------------
Becton, Dickinson & Co.                           225,000       13,167,000
--------------------------------------------------------------------------
Medtronic, Inc.                                   470,000       24,769,000
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   350,000       11,809,000
--------------------------------------------------------------------------
Waters Corp.(a)                                   375,000       14,861,250
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          200,000       16,284,000
==========================================================================
                                                                93,345,000
==========================================================================

HEALTH CARE FACILITIES-0.69%

HCA Inc.                                          275,000       15,356,000
==========================================================================

HEALTH CARE SERVICES-0.54%

Express Scripts, Inc.(a)                          134,061       12,017,228
==========================================================================

HOME IMPROVEMENT RETAIL-1.75%

Home Depot, Inc. (The)                          1,100,000       38,907,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES-1.24%

Carnival Corp. (Panama)(d)                        315,000   $   15,397,200
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(d)      225,000       12,226,500
==========================================================================
                                                                27,623,700
==========================================================================

HOUSEHOLD PRODUCTS-2.64%

Clorox Co. (The)(c)                               200,000       12,660,000
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                        850,000       46,027,500
==========================================================================
                                                                58,687,500
==========================================================================

HOUSEWARES & SPECIALTIES-0.95%

Fortune Brands, Inc.                              250,000       21,145,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-2.75%

Costco Wholesale Corp.                            400,000       16,232,000
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                             950,000       44,783,000
==========================================================================
                                                                61,015,000
==========================================================================

INDUSTRIAL CONGLOMERATES-5.00%

General Electric Co.                            1,940,000       70,228,000
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               1,300,000       40,703,000
==========================================================================
                                                               110,931,000
==========================================================================

INDUSTRIAL GASES-0.53%

Air Products & Chemicals, Inc.                    200,000       11,746,000
==========================================================================

INDUSTRIAL MACHINERY-1.03%

Danaher Corp.                                     453,000       22,935,390
==========================================================================

INTEGRATED OIL & GAS-4.05%

Exxon Mobil Corp.                               1,575,000       89,822,250
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.78%

SBC Communications Inc.                           725,000       17,255,000
==========================================================================

INTERNET RETAIL-0.43%

eBay Inc.(a)                                      300,000        9,519,000
==========================================================================

INTERNET SOFTWARE & SERVICES-1.46%

VeriSign, Inc.(a)                                 575,000       15,214,500
--------------------------------------------------------------------------
Yahoo! Inc.(a)                                    500,000       17,255,000
==========================================================================
                                                                32,469,500
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.38%

Goldman Sachs Group, Inc. (The)                   400,000       42,716,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         600,000       32,358,000
==========================================================================
                                                                75,074,000
==========================================================================

IT CONSULTING & OTHER SERVICES-0.73%

Accenture Ltd.-Class A (Bermuda)(a)               750,000       16,275,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

MANAGED HEALTH CARE-3.17%

UnitedHealth Group Inc.                           475,000   $   44,892,250
--------------------------------------------------------------------------
WellPoint Inc.(a)                                 200,000       25,550,000
==========================================================================
                                                                70,442,250
==========================================================================

MOVIES & ENTERTAINMENT-1.04%

Walt Disney Co. (The)                             875,000       23,100,000
==========================================================================

MULTI-LINE INSURANCE-0.78%

Genworth Financial Inc.-Class A                   616,400       17,228,380
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.88%

Dominion Resources, Inc.                          260,000       19,604,000
==========================================================================

OIL & GAS DRILLING-1.23%

ENSCO International Inc.                          425,000       13,855,000
--------------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)              400,000       13,440,000
==========================================================================
                                                                27,295,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.88%

BJ Services Co.                                   325,000       15,843,750
--------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                   380,000       25,995,800
==========================================================================
                                                                41,839,550
==========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.79%

Valero Energy Corp.                               255,000       17,475,150
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.27%

Citigroup Inc.                                  1,300,000       61,048,000
--------------------------------------------------------------------------
JPMorgan Chase & Co.                              950,000       33,715,500
==========================================================================
                                                                94,763,500
==========================================================================

PERSONAL PRODUCTS-1.28%

Gillette Co. (The)                                550,000       28,402,000
==========================================================================

PHARMACEUTICALS-6.90%

Allergan, Inc.                                    190,000       13,374,100
--------------------------------------------------------------------------
Johnson & Johnson                               1,100,000       75,493,000
--------------------------------------------------------------------------
Pfizer Inc.                                     1,455,000       39,532,350
--------------------------------------------------------------------------
Wyeth                                             550,000       24,717,000
==========================================================================
                                                               153,116,450
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.05%

Allstate Corp. (The)                              415,000       23,306,400
==========================================================================

RAILROADS-1.24%

Burlington Northern Santa Fe Corp.                225,000       10,856,250
--------------------------------------------------------------------------
Canadian National Railway Co. (Canada)            290,000       16,590,900
==========================================================================
                                                                27,447,150
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

RESTAURANTS-1.79%

McDonald's Corp.                                  850,000   $   24,913,500
--------------------------------------------------------------------------
Starbucks Corp.(a)                                300,000       14,856,000
==========================================================================
                                                                39,769,500
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.75%

KLA-Tencor Corp.(c)                               425,000       16,583,500
==========================================================================

SEMICONDUCTORS-4.37%

Analog Devices, Inc.                              475,000       16,202,250
--------------------------------------------------------------------------
Intel Corp.                                     1,535,000       36,103,200
--------------------------------------------------------------------------
Linear Technology Corp.                           450,000       16,083,000
--------------------------------------------------------------------------
Microchip Technology Inc.                         300,000        8,544,000
--------------------------------------------------------------------------
Xilinx, Inc.(c)                                   750,000       20,205,000
==========================================================================
                                                                97,137,450
==========================================================================

SOFT DRINKS-0.75%

PepsiCo, Inc.                                     300,000       16,692,000
==========================================================================

SPECIALTY STORES-1.06%

Bed Bath & Beyond Inc.(a)                         360,000       13,395,600
--------------------------------------------------------------------------
Staples, Inc.                                     525,000       10,011,750
==========================================================================
                                                                23,407,350
==========================================================================

STEEL-0.43%

United States Steel Corp.                         225,000        9,621,000
==========================================================================

SYSTEMS SOFTWARE-5.08%

Microsoft Corp.                                 2,300,000       58,190,000
--------------------------------------------------------------------------
Oracle Corp.(a)                                 3,300,000       38,148,000
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Symantec Corp.(a)                                 875,000   $   16,432,500
==========================================================================
                                                               112,770,500
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.82%

Vodafone Group PLC-ADR (United Kingdom)           700,000       18,298,000
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,784,461,037)                        2,212,900,148
==========================================================================

MONEY MARKET FUNDS-0.06%

Liquid Assets Portfolio-Institutional
  Class(e)                                        728,931          728,931
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)       728,931          728,931
==========================================================================
    Total Money Market Funds (Cost
      $1,457,862)                                                1,457,862
==========================================================================
TOTAL INVESTMENTS-99.70% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,785,918,899)                                            2,214,358,010
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-1.25%

STIC Prime Portfolio-Institutional
  Class(e)(f)                                  27,735,550       27,735,550
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $27,735,550)                                        27,735,550
==========================================================================
TOTAL INVESTMENTS-100.95% (Cost
  $1,813,654,449)                                            2,242,093,560
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.95%)                          (21,162,361)
==========================================================================
NET ASSETS-100.00%                                          $2,220,931,199
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1H and Note 9.
(c) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(d) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes common, preferred or trust shares of the issuer.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,784,461,037)*                            $2,212,900,148
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $29,193,412)                              29,193,412
============================================================
     Total investments (cost $1,813,654,449)   2,242,093,560
============================================================
Receivables for:
  Investments sold                                15,164,479
------------------------------------------------------------
  Fund shares sold                                 1,042,706
------------------------------------------------------------
  Dividends                                        2,212,152
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               132,704
------------------------------------------------------------
Other assets                                          80,139
============================================================
     Total assets                              2,260,725,740
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            1,375,000
------------------------------------------------------------
  Fund shares reacquired                           7,325,367
------------------------------------------------------------
  Options written, at market value (premiums
     received $139,114)                              232,500
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                279,087
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       27,735,550
------------------------------------------------------------
Accrued distribution fees                          1,203,930
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             4,909
------------------------------------------------------------
Accrued transfer agent fees                        1,377,934
------------------------------------------------------------
Accrued operating expenses                           260,264
============================================================
     Total liabilities                            39,794,541
============================================================
Net assets applicable to shares outstanding   $2,220,931,199
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,350,918,043
------------------------------------------------------------
Undistributed net investment income                6,173,924
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts  (1,564,506,493)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                428,345,725
============================================================
                                              $2,220,931,199
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,084,894,105
____________________________________________________________
============================================================
Class B                                       $  862,550,699
____________________________________________________________
============================================================
Class C                                       $  179,232,106
____________________________________________________________
============================================================
Class R                                       $    6,521,732
____________________________________________________________
============================================================
Investor Class                                $   27,844,659
____________________________________________________________
============================================================
Institutional Class                           $   59,887,898
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           98,831,301
____________________________________________________________
============================================================
Class B                                           82,968,000
____________________________________________________________
============================================================
Class C                                           17,240,922
____________________________________________________________
============================================================
Class R                                              596,503
____________________________________________________________
============================================================
Investor Class                                     2,530,825
____________________________________________________________
============================================================
Institutional Class                                5,340,504
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        10.98
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.98 divided by
       94.50%)                                $        11.62
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        10.40
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        10.40
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        10.93
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                    $        11.00
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        11.21
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $26,790,416 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $18,373)         $  27,140,718
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  securities lending income of $7,985 after rebates of
  $140,546)                                                         194,118
---------------------------------------------------------------------------
Interest                                                              4,703
===========================================================================
     Total investment income                                     27,339,539
===========================================================================


EXPENSES:

Advisory fees                                                     7,911,958
---------------------------------------------------------------------------
Administrative services fees                                        259,234
---------------------------------------------------------------------------
Custodian fees                                                       50,615
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         2,069,237
---------------------------------------------------------------------------
  Class B                                                         4,910,433
---------------------------------------------------------------------------
  Class C                                                         1,025,952
---------------------------------------------------------------------------
  Class R                                                            16,350
---------------------------------------------------------------------------
  Investor Class                                                     38,481
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R & Investor                4,370,253
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            2,297
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            53,798
---------------------------------------------------------------------------
Other                                                               379,535
===========================================================================
     Total expenses                                              21,088,143
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (151,220)
===========================================================================
     Net expenses                                                20,936,923
===========================================================================
Net investment income                                             6,402,616
===========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         126,480,417
---------------------------------------------------------------------------
  Option contracts written                                        1,315,993
===========================================================================
                                                                127,796,410
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (114,441,959)
---------------------------------------------------------------------------
  Option contracts written                                          (93,386)
===========================================================================
                                                               (114,535,345)
===========================================================================
Net gain from investment securities and option contracts         13,261,065
===========================================================================
Net increase in net assets resulting from operations          $  19,663,681
___________________________________________________________________________
===========================================================================


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    6,402,616    $  (14,677,760)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, futures
    contracts and option contracts                               127,796,410       141,551,945
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                  (114,535,345)      (63,358,526)
==============================================================================================
    Net increase in net assets resulting from operations          19,663,681        63,515,659
==============================================================================================
Share transactions-net:
  Class A                                                       (162,427,892)     (236,834,043)
----------------------------------------------------------------------------------------------
  Class B                                                       (176,861,515)     (213,672,955)
----------------------------------------------------------------------------------------------
  Class C                                                        (45,473,256)      (73,035,331)
----------------------------------------------------------------------------------------------
  Class R                                                            528,612         4,401,189
----------------------------------------------------------------------------------------------
  Investor Class                                                  (4,551,113)       30,994,771
----------------------------------------------------------------------------------------------
  Institutional Class                                             10,877,834        48,256,952
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (377,907,330)     (439,889,417)
==============================================================================================
    Net increase (decrease) in net assets                       (358,243,649)     (376,373,758)
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,579,174,848     2,955,548,606
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $6,173,924 and $(228,692),
    respectively)                                             $2,220,931,199    $2,579,174,848
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $350 million                                               0.75%
---------------------------------------------------------------------
Over $350 million                                               0.625%
_____________________________________________________________________
=====================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.695%
---------------------------------------------------------------------
Next $250 million                                                0.67%
---------------------------------------------------------------------
Next $500 million                                               0.645%
---------------------------------------------------------------------
Next $1.5 billion                                                0.62%
---------------------------------------------------------------------
Next $2.5 billion                                               0.595%
---------------------------------------------------------------------
Next $2.5 billion                                                0.57%
---------------------------------------------------------------------
Next $2.5 billion                                               0.545%
---------------------------------------------------------------------
Over $10 billion                                                 0.52%
_____________________________________________________________________
=====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $41,822.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $79,427 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $259,234.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $4,370,253 for Class A, Class B, Class C, Class R and Investor Class share classes and $2,297 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $2,069,237, $4,910,433, $1,025,952, $16,350 and $38,481, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $120,144 in front-end sales commissions from the sale of Class A shares and $1,482, $165,460, $9,526 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 7,279,701      $162,259,621      $(168,810,391)        $   --         $  728,931      $ 92,216       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             7,279,701       162,259,621       (168,810,391)            --            728,931        93,917           --
==================================================================================================================================
  Subtotal        $14,559,402      $324,519,242      $(337,620,782)        $   --         $1,457,862      $186,133       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           $34,975,975      $227,795,300     $ (235,035,725)        $   --         $27,735,550     $  7,985       $   --
==================================================================================================================================
  Total           $49,535,377      $552,314,542     $ (572,656,507)        $   --         $29,193,412     $194,118       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $10,662,464 and sales of $0, which resulted in net realized gain (loss) of $0.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $29,971.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $6,356 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $26,790,416 were on loan to brokers. The loans were secured by cash collateral of $27,735,550 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $7,985 for securities lending transactions, which are net of rebates.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of period                                                 --     $       --
-------------------------------------------------------------------------------------
Written                                                         20,528      1,858,250
-------------------------------------------------------------------------------------
Closed                                                         (11,772)      (965,369)
-------------------------------------------------------------------------------------
Exercised                                                       (2,900)      (306,290)
-------------------------------------------------------------------------------------
Expired                                                         (4,856)      (447,477)
=====================================================================================
End of period                                                    1,000     $  139,114
_____________________________________________________________________________________
=====================================================================================

                                            OPEN CALL OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    APRIL 30,
                                                                                                      2005         UNREALIZED
                                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS     MARKET       APPRECIATION
                                                      MONTH      PRICE     CONTRACTS    RECEIVED      VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                       Jun-05     $75.0       1,000      $139,114    $232,500        $(93,386)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $1,642,177,803 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2008                                                $   85,920,513
------------------------------------------------------------------------------
October 31, 2009                                                   845,288,837
------------------------------------------------------------------------------
October 31, 2010                                                   617,527,392
------------------------------------------------------------------------------
October 31, 2011                                                   102,944,109
==============================================================================
Total capital loss carryforward                                 $1,651,680,851
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Growth & Income Fund into the Fund, are realized on securities held in each fund on such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $591,303,464 and $947,944,913, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $448,627,717
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (51,140,090)
==============================================================================
Net unrealized appreciation of investment securities             $397,487,627
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,844,605,933.


NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2005                 OCTOBER 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,359,730    $  72,482,429     21,493,299    $ 237,822,246
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,254,845       24,336,885      7,106,647       75,074,355
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         878,657        9,489,987      2,785,689       29,371,888
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         119,906        1,364,272        672,346        7,394,140
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  155,266        1,763,079        513,156        5,688,744
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             975,823       11,324,304      4,421,094       48,593,658
==========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                              --               --         63,333          676,707
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --         14,065          143,763
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --         98,131        1,002,254
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                       --               --      3,554,717       38,013,823
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       3,171,481       35,902,680      2,357,674       26,110,071
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,345,084)     (35,902,680)    (2,474,910)     (26,110,071)
==========================================================================================================================
Reacquired:
  Class A                                                     (23,714,089)    (270,813,001)   (45,616,888)    (501,443,066)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (15,296,751)    (165,295,720)   (25,052,874)    (262,781,002)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (5,076,515)     (54,963,243)    (9,864,695)    (103,409,473)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (73,643)        (835,660)      (270,057)      (2,992,951)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 (551,773)      (6,314,192)    (1,149,919)     (12,707,797)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (38,700)        (446,470)       (30,273)        (336,706)
==========================================================================================================================
                                                              (34,180,847)   $(377,907,330)   (41,379,465)   $(439,889,417)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Growth & Income Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Growth & Income Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 3,730,246 shares of the Fund for 5,685,449 shares of INVESCO Growth & Income Fund outstanding as of the close of business on October 31, 2003. INVESCO Growth & Income Fund's net assets at that date of $39,836,547, including $4,907,031 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,958,513,063.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                --------------------------------------------------------------------------------------------
                                SIX MONTHS
                                   ENDED                                   YEAR ENDED OCTOBER 31,
                                 APRIL 30,       ---------------------------------------------------------------------------
                                   2005             2004               2003            2002            2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $    10.94       $    10.69         $     9.22      $    11.22      $    17.29    $    15.49
----------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)        0.05(a)         (0.02)             (0.02)          (0.04)(b)       (0.04)        (0.05)(b)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  (0.01)            0.27               1.49           (1.96)          (6.03)         1.85
============================================================================================================================
    Total from investment
      operations                      0.04             0.25               1.47           (2.00)          (6.07)         1.80
============================================================================================================================
Net asset value, end of period  $    10.98       $    10.94         $    10.69      $     9.22      $    11.22    $    17.29
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                       0.37%            2.34%             15.94%         (17.82)%        (35.11)%       11.60%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $1,084,894       $1,236,434         $1,439,518      $1,402,589      $2,067,602    $3,163,453
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average
  net assets                          1.41%(d)(e)       1.44%(e)          1.47%           1.40%           1.28%         1.19%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income
  (loss) to average net assets        0.81%(a)(d)      (0.19)%           (0.17)%         (0.33)%         (0.29)%       (0.31)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(f)              24%              29%                28%             28%             31%           22%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.01 and 0.08%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,192,220,397.
(e) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.42% (annualized) and 1.45% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Not annualized for periods less than one year.

                                                                          CLASS B
                                -------------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                   YEAR ENDED OCTOBER 31,
                                APRIL 30,       ---------------------------------------------------------------------------
                                   2005            2004               2003            2002            2001          2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  10.39       $    10.22         $     8.88      $    10.87      $    16.87    $    15.22
---------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       0.01(a)         (0.10)             (0.08)          (0.10)(b)       (0.13)        (0.17)(b)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.00             0.27               1.42           (1.89)          (5.87)         1.82
===========================================================================================================================
    Total from investment
      operations                     0.01             0.17               1.34           (1.99)          (6.00)         1.65
===========================================================================================================================
Net asset value, end of period   $  10.40       $    10.39         $    10.22      $     8.88      $    10.87    $    16.87
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                      0.10%            1.66%             15.09%         (18.31)%        (35.57)%       10.87%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $862,551       $1,032,774         $1,223,821      $1,198,513      $1,806,464    $2,746,149
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average
  net assets                         2.06%(d)(e)       2.09%(e)          2.12%           2.05%           1.94%         1.88%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income
  (loss) to average net assets       0.16%(a)(d)      (0.84)%           (0.82)%         (0.98)%         (0.94)%       (1.00)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)             24%              29%                28%             28%             31%           22%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.03) and (0.57)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $990,225,357.
(e) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.07% (annualized) and 2.10% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Not annualized for periods less than one year.

                                                                     CLASS C
                                ---------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                YEAR ENDED OCTOBER 31,
                                APRIL 30,          --------------------------------------------------------------
                                   2005              2004          2003          2002          2001        2000
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  10.39          $  10.22      $   8.88      $  10.87      $  16.86    $  15.21
-----------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       0.01(a)          (0.10)        (0.08)        (0.10)(b)     (0.13)      (0.17)(b)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.00              0.27          1.42         (1.89)        (5.86)       1.82
=================================================================================================================
    Total from investment
      operations                     0.01              0.17          1.34         (1.99)        (5.99)       1.65
=================================================================================================================
Net asset value, end of period   $  10.40          $  10.39      $  10.22      $   8.88      $  10.87    $  16.86
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(c)                      0.10%             1.66%        15.09%       (18.31)%      (35.53)%     10.82%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $179,232          $222,840      $290,396      $302,555      $487,838    $720,186
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average
  net assets                         2.06%(d)(e)       2.09%(e)      2.12%         2.05%         1.94%       1.88%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income
  (loss) to average net assets       0.16%(a)(d)      (0.84)%       (0.82)%       (0.98)%       (0.94)%     (1.00)%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(f)             24%               29%           28%           28%           31%         22%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.03) and (0.57)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $206,890,847.
(e) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.07% (annualized) and 2.10% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Not annualized for periods less than one year.

                                                                                   CLASS R
                                                              --------------------------------------------------
                                                                                                   JUNE 3, 2002
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        ----------------     OCTOBER 31,
                                                                 2005           2004      2003         2002
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.91         $10.66    $ 9.22       $ 10.53
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.04(a)       (0.03)    (0.00)        (0.02)(b)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.02)          0.28      1.44         (1.29)
================================================================================================================
    Total from investment operations                              0.02           0.25      1.44         (1.31)
================================================================================================================
Net asset value, end of period                                  $10.93         $10.91    $10.66       $  9.22
________________________________________________________________________________________________________________
================================================================================================================
Total return(c)                                                   0.18%          2.35%    15.62%       (12.44)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,522         $6,000    $1,578       $    37
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets                           1.56%(d)(e)    1.59%(e)   1.62%        1.55%(f)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income (loss) to average net assets       0.66%(a)(d)   (0.34)%   (0.32)%       (0.49)(f)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(g)                                          24%            29%       28%           28%
________________________________________________________________________________________________________________
================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.00) and (0.07)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $6,594,065.
(e) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.57% (annualized) and 1.60% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                INVESTOR CLASS
                                                              --------------------------------------------------
                                                                                              SEPTEMBER 30, 2003
                                                              SIX MONTHS                         (DATE SALES
                                                                ENDED          YEAR ENDED       COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,       OCTOBER 31,
                                                                 2005             2004               2003
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.96           $ 10.69            $10.16
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06(a)           0.24             (0.00)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.02)             0.03              0.53
================================================================================================================
    Total from investment operations                              0.04              0.27              0.53
================================================================================================================
Net asset value, end of period                                 $ 11.00           $ 10.96            $10.69
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                   0.37%             2.53%             5.22%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $27,845           $32,084            $  100
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets                           1.31%(c)(d)       1.34%(d)          1.29%(e)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income (loss) to average net assets       0.91%(a)(c)      (0.09)%           (0.01)(e)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                          24%               29%               28%
________________________________________________________________________________________________________________
================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.01 and 0.18%, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,040,288.
(d) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.32% (annualized) and 1.35% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                              INSTITUTIONAL CLASS
                                                              ----------------------------------------------------
                                                                                                    MARCH 15, 2002
                                                              SIX MONTHS          YEAR ENDED         (DATE SALES
                                                                ENDED             OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        -----------------     OCTOBER 31,
                                                                 2005           2004       2003          2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.14         $ 10.81    $ 9.26       $ 12.13
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.08(a)         0.04      0.06          0.02(b)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)           0.29      1.49         (2.89)
==================================================================================================================
    Total from investment operations                              0.07            0.33      1.55         (2.87)
==================================================================================================================
Net asset value, end of period                                 $ 11.21         $ 11.14    $10.81       $  9.26
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(c)                                                   0.63%           3.05%    16.74%       (23.66)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $59,888         $49,044    $  136       $   160
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets                           0.70%(d)(e)     0.74%(e)   0.77%        0.77%(f)
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average net assets              1.52%(a)(d)     0.51%     0.53%         0.30%(f)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(g)                                          24%             29%       28%           28%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.04 and 0.79%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $55,837,682.
(e) After fee waivers and/or expense reimbursements. Ratio to expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.71% (annualized) and 0.75% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS OTHER EQUITY INTERESTS-93.62%

ADVERTISING-1.59%

Omnicom Group Inc.                                 67,800   $    5,620,620
--------------------------------------------------------------------------
R.H. Donnelley Corp.(a)                           210,700       11,999,365
==========================================================================
                                                                17,619,985
==========================================================================

AEROSPACE & DEFENSE-1.04%

L-3 Communications Holdings, Inc.(b)              161,800       11,482,946
==========================================================================

AIR FREIGHT & LOGISTICS-0.84%

Robinson (C.H.) Worldwide, Inc.(b)                179,700        9,272,520
==========================================================================

APPAREL RETAIL-2.40%

Abercrombie & Fitch Co.-Class A                   271,900       14,669,005
--------------------------------------------------------------------------
Ross Stores, Inc.                                 446,900       11,941,168
==========================================================================
                                                                26,610,173
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.48%

Polo Ralph Lauren Corp.                           152,100        5,338,710
==========================================================================

APPLICATION SOFTWARE-4.27%

Amdocs Ltd. (United Kingdom)(a)                   412,200       11,009,862
--------------------------------------------------------------------------
Autodesk, Inc.                                    395,900       12,601,497
--------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                       195,000        7,930,650
--------------------------------------------------------------------------
Macromedia, Inc.(a)                               125,200        4,959,172
--------------------------------------------------------------------------
Mercury Interactive Corp.(a)(b)                   262,700       10,857,391
==========================================================================
                                                                47,358,572
==========================================================================

AUTO PARTS & EQUIPMENT-0.71%

Autoliv, Inc.                                     176,600        7,814,550
==========================================================================

BIOTECHNOLOGY-1.74%

Charles River Laboratories International,
  Inc.(a)                                         246,600       11,681,442
--------------------------------------------------------------------------
Martek Biosciences Corp.(a)                       200,000        7,654,000
==========================================================================
                                                                19,335,442
==========================================================================

BUILDING PRODUCTS-1.02%

American Standard Cos. Inc.                       253,800       11,347,398
==========================================================================

CASINOS & GAMING-2.53%

Harrah's Entertainment, Inc.(b)                   234,400       15,381,328
--------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                 590,600       12,680,182
==========================================================================
                                                                28,061,510
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


COMMODITY CHEMICALS-0.89%

Celanese Corp.-Series A(a)                        677,200   $    9,853,260
==========================================================================

COMMUNICATIONS EQUIPMENT-4.42%

Avaya Inc.(a)(b)                                  857,200        7,440,496
--------------------------------------------------------------------------
Corning Inc.(a)                                   489,900        6,736,125
--------------------------------------------------------------------------
Harris Corp.                                      347,800        9,807,960
--------------------------------------------------------------------------
Juniper Networks, Inc.(a)                         275,800        6,230,322
--------------------------------------------------------------------------
Plantronics, Inc.                                 324,700       10,224,803
--------------------------------------------------------------------------
Scientific-Atlanta, Inc.                          278,200        8,507,356
==========================================================================
                                                                48,947,062
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.12%

Emulex Corp.(a)(b)                                463,700        7,201,261
--------------------------------------------------------------------------
Storage Technology Corp.(a)(b)                    187,200        5,204,160
==========================================================================
                                                                12,405,421
==========================================================================

CONSUMER FINANCE-1.05%

AmeriCredit Corp.(a)(b)                           497,100       11,632,140
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.64%

Alliance Data Systems Corp.(a)(b)                 268,600       10,851,440
--------------------------------------------------------------------------
CSG Systems International, Inc.(a)                644,400       11,077,236
--------------------------------------------------------------------------
Iron Mountain Inc.(a)(b)                          246,650        7,325,505
==========================================================================
                                                                29,254,181
==========================================================================

DEPARTMENT STORES-1.42%

Kohl's Corp.(a)                                   216,200       10,291,120
--------------------------------------------------------------------------
Nordstrom, Inc.                                   106,100        5,393,063
==========================================================================
                                                                15,684,183
==========================================================================

DISTILLERS & VINTNERS-1.07%

Constellation Brands, Inc.-Class A(a)             224,000       11,807,040
==========================================================================

DIVERSIFIED BANKS-0.83%

Centennial Bank Holdings, Inc. (Acquired
  12/27/2004; Cost $8,963,850)(a)(c)              853,700        9,219,960
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.42%

Career Education Corp.(a)                         212,900        6,693,576
--------------------------------------------------------------------------
ChoicePoint Inc.(a)                               315,300       12,444,891
--------------------------------------------------------------------------
Corrections Corp. of America(a)                   349,300       13,221,005
--------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Jackson Hewitt Tax Service Inc.                   299,300   $    5,513,106
==========================================================================
                                                                37,872,578
==========================================================================

DRUG RETAIL-1.05%

Shoppers Drug Mart Corp. (Canada)                 374,800       11,690,626
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.00%

Cooper Industries, Ltd.-Class A (Bermuda)(b)      174,100       11,083,206
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.71%

Aeroflex Inc.(a)                                  616,500        4,888,845
--------------------------------------------------------------------------
Amphenol Corp.-Class A                            327,500       12,916,600
--------------------------------------------------------------------------
Dolby Laboratories Inc.-Class A(a)                 57,600        1,177,920
==========================================================================
                                                                18,983,365
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.84%

Benchmark Electronics, Inc.(a)                    346,100        9,358,544
==========================================================================

GAS UTILITIES-0.95%

Questar Corp.(b)                                  180,000       10,512,000
==========================================================================

GENERAL MERCHANDISE STORES-1.56%

Dollar General Corp.                              565,600       11,509,960
--------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)(b)                    235,900        5,777,191
==========================================================================
                                                                17,287,151
==========================================================================

HEALTH CARE DISTRIBUTORS-0.86%

Henry Schein, Inc.(a)(b)                          253,800        9,520,038
==========================================================================

HEALTH CARE EQUIPMENT-6.21%

Biomet, Inc.                                      237,600        9,192,744
--------------------------------------------------------------------------
Fisher Scientific International Inc.(a)           205,900       12,226,342
--------------------------------------------------------------------------
INAMED Corp.(a)                                    96,000        5,840,640
--------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)(b)                      204,200       12,548,090
--------------------------------------------------------------------------
PerkinElmer, Inc.                                 545,500       10,091,750
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)(b)                258,900        8,735,286
--------------------------------------------------------------------------
Waters Corp.(a)                                   256,500       10,165,095
==========================================================================
                                                                68,799,947
==========================================================================

HEALTH CARE FACILITIES-2.22%

Community Health Systems Inc.(a)                  300,000       10,935,000
--------------------------------------------------------------------------
VCA Antech, Inc.(a)(b)                            586,200       13,646,736
==========================================================================
                                                                24,581,736
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


HEALTH CARE SERVICES-6.23%

Caremark Rx, Inc.(a)                              290,000   $   11,614,500
--------------------------------------------------------------------------
Cerner Corp.(a)(b)                                114,000        6,618,840
--------------------------------------------------------------------------
Covance Inc.(a)                                   198,900        9,077,796
--------------------------------------------------------------------------
DaVita, Inc.(a)                                   270,000       10,881,000
--------------------------------------------------------------------------
Express Scripts, Inc.(a)(b)                       115,000       10,308,600
--------------------------------------------------------------------------
Omnicare, Inc.(b)                                 255,000        8,840,850
--------------------------------------------------------------------------
Renal Care Group, Inc.(a)(b)                      306,900       11,708,235
==========================================================================
                                                                69,049,821
==========================================================================

HEALTH CARE SUPPLIES-0.97%

Cooper Cos., Inc. (The)                           159,600       10,780,980
==========================================================================

HOME FURNISHINGS-0.89%

Tempur-Pedic International Inc.(a)                518,200        9,892,438
==========================================================================

HOMEBUILDING-1.07%

Ryland Group, Inc. (The)                          192,700       11,831,780
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.10%

Hilton Hotels Corp.                               557,800       12,176,774
==========================================================================

HOUSEHOLD PRODUCTS-0.19%

Central Garden & Pet Co.(a)                        50,900        2,116,931
==========================================================================

HOUSEWARES & SPECIALTIES-1.66%

Fortune Brands, Inc.                               65,300        5,523,074
--------------------------------------------------------------------------
Jarden Corp.(a)(b)                                287,700       12,851,559
==========================================================================
                                                                18,374,633
==========================================================================

INDUSTRIAL MACHINERY-1.06%

Ingersoll-Rand Co.-Class A (Bermuda)              152,100       11,691,927
==========================================================================

INTEGRATED OIL & GAS-1.04%

Murphy Oil Corp.(b)                               129,500       11,537,155
==========================================================================

INTERNET SOFTWARE & SERVICES-1.40%

Digital River, Inc.(a)                            252,600        6,719,160
--------------------------------------------------------------------------
VeriSign, Inc.(a)(b)                              331,200        8,763,552
==========================================================================
                                                                15,482,712
==========================================================================

LEISURE PRODUCTS-1.00%

Brunswick Corp.(b)                                262,700       11,033,400
==========================================================================

MANAGED HEALTH CARE-0.51%

Molina Healthcare Inc.(a)                         130,000        5,687,500
==========================================================================

MULTI-LINE INSURANCE-0.19%

Quanta Capital Holdings Ltd. (Bermuda)(a)(d)      264,441        2,115,528
==========================================================================

OFFICE ELECTRONICS-0.61%

Zebra Technologies Corp.-Class A(a)(b)            140,825        6,725,802
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

OIL & GAS DRILLING-1.84%

Nabors Industries, Ltd. (Bermuda)(a)              100,000   $    5,387,000
--------------------------------------------------------------------------
Noble Corp. (Cayman Islands)(b)                   190,000        9,671,000
--------------------------------------------------------------------------
Pride International, Inc.(a)                      237,900        5,305,170
==========================================================================
                                                                20,363,170
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.17%

National-Oilwell Varco Inc.(a)                    250,000        9,935,000
--------------------------------------------------------------------------
Smith International, Inc.                          92,000        5,352,560
--------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)       168,000        8,761,200
==========================================================================
                                                                24,048,760
==========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.38%

Williams Cos., Inc. (The)                         900,000       15,318,000
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.05%

Alliance Capital Management Holding L.P.(b)       256,300       11,518,122
--------------------------------------------------------------------------
CapitalSource Inc.(a)(b)                          531,400       11,159,400
==========================================================================
                                                                22,677,522
==========================================================================

PHARMACEUTICALS-0.48%

Medicis Pharmaceutical Corp.-Class A(b)           191,000        5,367,100
==========================================================================

RAILROADS-0.48%

CSX Corp.                                         132,100        5,301,173
==========================================================================

REAL ESTATE-3.21%

Aames Investment Corp.                            877,800        7,417,410
--------------------------------------------------------------------------
Fieldstone Investment Corp.(d)                    574,779        7,339,928
--------------------------------------------------------------------------
KKR Financial Corp. (Acquired 08/05/2004;
  Cost $10,250,000)(a)(c)                       1,025,000       10,506,250
--------------------------------------------------------------------------
People's Choice Financial Corp. (Acquired
  12/21/2004; Cost $10,296,000)(a)(c)           1,029,600       10,296,000
==========================================================================
                                                                35,559,588
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.04%

CB Richard Ellis Group, Inc.-Class A(a)           332,300       11,547,425
==========================================================================

REGIONAL BANKS-0.55%

Signature Bank(a)                                  48,100        1,184,703
--------------------------------------------------------------------------
UCBH Holdings, Inc.                               314,000        4,939,220
==========================================================================
                                                                 6,123,923
==========================================================================

RESTAURANTS-0.69%

Applebee's International, Inc.                    307,400        7,617,372
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


SEMICONDUCTOR EQUIPMENT-0.93%

KLA-Tencor Corp.(b)                               128,800   $    5,025,776
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         223,900        5,245,977
==========================================================================
                                                                10,271,753
==========================================================================

SEMICONDUCTORS-2.53%

ATI Technologies Inc. (Canada)(a)                 717,100       10,613,080
--------------------------------------------------------------------------
Microchip Technology Inc.                         374,762       10,673,222
--------------------------------------------------------------------------
National Semiconductor Corp.(b)                   351,300        6,702,804
==========================================================================
                                                                27,989,106
==========================================================================

SPECIALIZED FINANCE-0.65%

Chicago Mercantile Exchange Holdings Inc.(b)       36,700        7,175,584
==========================================================================

SPECIALTY CHEMICALS-0.55%

Minerals Technologies Inc.                         92,700        6,055,164
==========================================================================

SPECIALTY STORES-3.23%

Advance Auto Parts, Inc.(a)                       281,200       15,002,020
--------------------------------------------------------------------------
Office Depot, Inc.(a)                             476,700        9,333,786
--------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)(b)                       341,600       11,440,184
==========================================================================
                                                                35,775,990
==========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.47%

W.W. Grainger, Inc.                                93,300        5,158,557
==========================================================================

TRUCKING-0.52%

Swift Transportation Co., Inc.(a)(b)              268,000        5,716,440
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.05%

American Tower Corp.-Class A(a)(b)                668,500       11,518,255
--------------------------------------------------------------------------
NII Holdings Inc.(a)(b)                           205,800       10,304,406
--------------------------------------------------------------------------
SpectraSite, Inc.(a)                              213,100       11,961,303
==========================================================================
                                                                33,783,964
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $904,282,154)                          1,037,082,216
==========================================================================

MONEY MARKET FUNDS-4.73%

Liquid Assets Portfolio-Institutional
  Class(e)                                     26,175,446       26,175,446
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    26,175,446       26,175,446
==========================================================================
    Total Money Market Funds (Cost
      $52,350,892)                                              52,350,892
==========================================================================
TOTAL INVESTMENTS-98.35% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $956,633,046)                1,089,433,108
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-15.50%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                  85,882,352   $   85,882,352
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(e)(f)                                  85,882,352       85,882,352
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $171,764,704)                                      171,764,704
==========================================================================
TOTAL INVESTMENTS--113.85% (Cost
  $1,128,397,750)                                            1,261,197,812
==========================================================================
OTHER ASSETS LESS LIABILITIES-(13.85%)                        (153,404,137)
==========================================================================
NET ASSETS-100.00%                                          $1,107,793,675
__________________________________________________________________________
==========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $30,022,210, which represented 2.71% of the Fund's Net Assets. These securities are considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at April 30, 2005 was $9,455,456, which represented 0.75% of the Fund's Total Investments. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $904,282,154)*                              $1,037,082,216
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $224,115,596)                            224,115,596
============================================================
    Total investments (cost $1,128,397,750)    1,261,197,812
============================================================
Receivables for:
  Investments sold                                24,437,428
------------------------------------------------------------
  Fund shares sold                                 3,065,688
------------------------------------------------------------
  Dividends                                          688,950
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                64,460
------------------------------------------------------------
Other assets                                          88,497
============================================================
    Total assets                               1,289,542,835
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,313,971
------------------------------------------------------------
  Fund shares reacquired                           2,332,651
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 119,733
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       171,764,704
------------------------------------------------------------
Accrued distribution fees                            623,293
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,831
------------------------------------------------------------
Accrued transfer agent fees                          510,896
------------------------------------------------------------
Accrued operating expenses                            81,081
============================================================
    Total liabilities                            181,749,160
============================================================
Net assets applicable to shares outstanding   $1,107,793,675
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  831,763,514
------------------------------------------------------------
Undistributed net investment income (loss)        (4,501,168)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     147,731,267
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     132,800,062
============================================================
                                              $1,107,793,675
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  686,699,298
____________________________________________________________
============================================================
Class B                                       $  331,944,271
____________________________________________________________
============================================================
Class C                                       $   76,854,483
____________________________________________________________
============================================================
Class R                                       $    6,683,041
____________________________________________________________
============================================================
Investor Class                                $      899,915
____________________________________________________________
============================================================
Institutional Class                           $    4,712,667
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           40,349,814
____________________________________________________________
============================================================
Class B                                           20,922,648
____________________________________________________________
============================================================
Class C                                            4,847,990
____________________________________________________________
============================================================
Class R                                              394,803
____________________________________________________________
============================================================
Investor Class                                        52,857
____________________________________________________________
============================================================
Institutional Class                                  271,604
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        17.02
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.02 divided by
      94.50%)                                 $        18.01
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        15.87
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        15.85
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        16.93
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        17.03
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        17.35
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $168,399,005 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,612)          $   4,268,388
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $187,500 after rebates of
  $1,315,192)                                                       554,377
===========================================================================
    Total investment income                                       4,822,765
===========================================================================

EXPENSES:

Advisory fees                                                     3,798,809
---------------------------------------------------------------------------
Administrative services fees                                        155,785
---------------------------------------------------------------------------
Custodian fees                                                       25,623
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         1,193,863
---------------------------------------------------------------------------
  Class B                                                         1,866,911
---------------------------------------------------------------------------
  Class C                                                           396,294
---------------------------------------------------------------------------
  Class R                                                            16,255
---------------------------------------------------------------------------
  Investor Class                                                        772
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R and Investor Class        1,614,175
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            2,114
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            26,242
---------------------------------------------------------------------------
Other                                                               158,613
===========================================================================
    Total expenses                                                9,255,456
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                      (29,830)
===========================================================================
    Net expenses                                                  9,225,626
===========================================================================
Net investment income (loss)                                     (4,402,861)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $3,329,583)                                148,146,801
---------------------------------------------------------------------------
  Foreign currencies                                                (14,460)
===========================================================================
                                                                148,132,341
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (114,816,847)
---------------------------------------------------------------------------
  Foreign currencies                                                 36,281
===========================================================================
                                                               (114,780,566)
===========================================================================
Net gain from investment securities and foreign currencies       33,351,775
===========================================================================
Net increase in net assets resulting from operations          $  28,948,914
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (4,402,861)   $   (7,843,507)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   148,132,341        92,544,722
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (114,780,566)        9,256,653
==============================================================================================
    Net increase in net assets resulting from operations          28,948,914        93,957,868
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (50,048,191)      (13,528,020)
----------------------------------------------------------------------------------------------
  Class B                                                        (30,864,454)      (10,257,718)
----------------------------------------------------------------------------------------------
  Class C                                                         (6,304,794)       (1,789,455)
----------------------------------------------------------------------------------------------
  Class R                                                           (466,191)          (30,198)
----------------------------------------------------------------------------------------------
  Investor Class                                                     (46,094)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                               (282,499)             (242)
==============================================================================================
    Decrease in net assets resulting from distributions          (88,012,223)      (25,605,633)
==============================================================================================
Share transactions-net:
  Class A                                                        104,559,478        31,588,830
----------------------------------------------------------------------------------------------
  Class B                                                        (25,649,780)      (40,086,908)
----------------------------------------------------------------------------------------------
  Class C                                                          7,461,334         1,351,823
----------------------------------------------------------------------------------------------
  Class R                                                          1,424,126         4,312,014
----------------------------------------------------------------------------------------------
  Investor Class                                                     991,725                --
----------------------------------------------------------------------------------------------
  Institutional Class                                              4,903,915            55,370
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           93,690,798        (2,778,871)
==============================================================================================
    Net increase in net assets                                    34,627,489        65,573,364
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,073,166,186     1,007,592,822
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(4,501,168) and $(98,307),
    respectively)                                             $1,107,793,675    $1,073,166,186
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $350 million                                               0.75%
----------------------------------------------------------------------
Over $350 million                                               0.625%
______________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $3,995.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $10,778 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $155,785.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $1,614,175 for Class A, Class B, Class C, Class R and Investor Class share classes and $2,114 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,193,863, $1,866,911, $396,294, $16,255 and $772, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2005, ADI advised the Fund that it retained $91,807 in front-end sales commissions from the sale of Class A shares and $2,662, $34,307, $2,747 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 10,261,930      $159,404,328      $(143,490,812)        $   --        $ 26,175,446     $181,994       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            10,261,930       159,404,328       (143,490,812)            --          26,175,446      184,883           --
==================================================================================================================================
  Subtotal       $ 20,523,860      $318,808,656      $(286,981,624)        $   --        $ 52,350,892     $366,877       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 69,189,281      $123,289,477      $(106,596,406)        $   --        $ 85,882,352     $ 92,867       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            69,189,281       123,002,865       (106,309,794)            --          85,882,352       94,633           --
==================================================================================================================================
  Subtotal       $138,378,562      $246,292,342      $(212,906,200)        $   --        $171,764,704     $187,500       $   --
==================================================================================================================================
  Total          $158,902,422      $565,100,998      $(499,887,824)        $   --        $224,115,596     $554,377       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $12,999,593 and sales of $9,146,726, which resulted in net realized gains of $3,329,583.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $15,057.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $3,791 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $168,399,005 were on loan to brokers. The loans were secured by cash collateral of $171,764,704 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $187,500 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2004.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $723,195,929 and $767,399,814, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $176,331,788
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (43,860,098)
==============================================================================
Net unrealized appreciation of investment securities             $132,471,690
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,128,726,122.

NOTE 11--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,997,225    $109,076,125     6,956,116    $ 121,226,684
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,700,765      28,882,787     2,589,525       42,660,392
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        716,719      12,158,309     1,128,395       18,630,607
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        104,427       1,883,794       275,328        4,806,109
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               52,336         981,692            --               --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            299,603       5,486,891         3,080           55,129
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      2,609,949      47,005,175       727,483       12,170,787
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,735,416      29,207,056       564,080        8,923,747
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        358,665       6,032,748        96,104        1,519,408
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                         25,963         465,263         1,810           30,198
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                                2,559          46,113            --               --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             15,412         282,498            14              241
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      2,032,011      36,812,905       834,769       14,693,499
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,173,866)    (36,812,905)     (886,014)     (14,693,499)
=======================================================================================================================
Reacquired:
  Class A                                                     (4,855,136)    (88,334,727)   (6,701,600)    (116,502,140)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,761,426)    (46,926,718)   (4,698,851)     (76,977,548)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (634,973)    (10,729,723)   (1,149,534)     (18,798,192)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (51,771)       (924,931)      (30,395)        (524,293)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               (2,038)        (36,080)           --               --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (47,085)       (865,474)           --               --
=======================================================================================================================
                                                               5,124,755    $ 93,690,798      (289,690)   $  (2,778,871)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) Investor Class shares commenced sales on November 30, 2004.

NOTE 12--SIGNIFICANT EVENT

The Board of Trustees of the Trust ("Buyer") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Buying Fund") a series of Buyer, would acquire all of the assets of AIM Mid Cap Stock Fund ("Selling Fund"), a series of AIM Stock Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

    The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                               YEAR ENDED OCTOBER 31,
                                               APRIL 30,        -----------------------------------------------------------------
                                                  2005            2004           2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  17.86        $  16.66       $  12.80       $  14.69       $  21.79    $  15.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.05)(a)       (0.08)(a)      (0.08)(a)      (0.04)(a)      (0.04)      (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.63            1.70           3.94          (1.85)         (4.27)       6.68
=================================================================================================================================
    Total from investment operations                0.58            1.62           3.86          (1.89)         (4.31)       6.55
=================================================================================================================================
Less distributions from net realized gains         (1.42)          (0.42)            --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                  $  17.02        $  17.86       $  16.66       $  12.80       $  14.69    $  21.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     2.81%           9.87%         30.16%        (12.87)%       (21.76)%     42.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $686,699        $617,194       $545,691       $456,268       $576,660    $759,838
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets             1.36%(c)        1.40%(d)       1.53%          1.38%          1.33%       1.28%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               (0.51)%(c)      (0.46)%        (0.56)%        (0.29)%        (0.21)%     (0.60)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                            65%             74%           101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $687,861,007.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.41%.
(e)  Not annualized for periods less than one year.

                                                                                    CLASS B
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                               YEAR ENDED OCTOBER 31,
                                               APRIL 30,        -----------------------------------------------------------------
                                                  2005            2004           2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  16.79        $  15.79       $  12.21       $  14.10       $  21.16    $  14.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.10)(a)       (0.18)(a)      (0.16)(a)      (0.14)(a)      (0.15)      (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.60            1.60           3.74          (1.75)         (4.12)       6.52
=================================================================================================================================
    Total from investment operations                0.50            1.42           3.58          (1.89)         (4.27)       6.26
=================================================================================================================================
Less distributions from net realized gains         (1.42)          (0.42)            --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                  $  15.87        $  16.79       $  15.79       $  12.21       $  14.10    $  21.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     2.50%           9.13%         29.32%        (13.40)%       (22.29)%     42.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $331,944        $376,355       $392,382       $346,456       $454,018    $617,576
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets             2.01%(c)        2.05%(d)       2.18%          2.03%          1.99%       1.99%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               (1.16)%(c)      (1.11)%        (1.21)%        (0.94)%        (0.87)%     (1.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                            65%             74%           101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $376,476,499.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                             YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        ------------------------------------------------------------
                                                       2005           2004          2003          2002          2001       2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 16.77         $ 15.78       $ 12.20       $ 14.10       $ 21.15    $ 14.89
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.10)(a)       (0.18)(a)     (0.16)(a)     (0.14)(a)     (0.14)     (0.25)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.60            1.59          3.74         (1.76)        (4.12)      6.51
=================================================================================================================================
    Total from investment operations                    0.50            1.41          3.58         (1.90)        (4.26)      6.26
=================================================================================================================================
Less distributions from net realized gains             (1.42)          (0.42)           --            --         (2.79)        --
=================================================================================================================================
Net asset value, end of period                       $ 15.85         $ 16.77       $ 15.78       $ 12.20       $ 14.10    $ 21.15
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         2.49%           9.07%        29.34%       (13.48)%      (22.24)%    42.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $76,854         $73,929       $68,356       $56,298       $66,127    $82,982
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 2.01%(c)        2.05%(d)      2.18%         2.03%         1.99%      1.99%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.16)%(c)      (1.11)%       (1.21)%       (0.94)%       (0.87)%    (1.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                65%             74%          101%          120%          130%       101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $79,915,759.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS R
                                                              --------------------------------------------------------
                                                                                                         JUNE 3, 2002
                                                              SIX MONTHS           YEAR ENDED             (DATE SALES
                                                                ENDED              OCTOBER 31,           COMMENCED) TO
                                                              APRIL 30,        -------------------        OCTOBER 31,
                                                                 2005           2004         2003            2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $17.78         $16.62       $12.79          $ 16.62
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)      (0.10)(a)    (0.10)(a)        (0.03)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.63           1.68         3.93            (3.80)
======================================================================================================================
    Total from investment operations                              0.57           1.58         3.83            (3.83)
======================================================================================================================
Less distributions from net realized gains                       (1.42)         (0.42)          --               --
======================================================================================================================
Net asset value, end of period                                  $16.93         $17.78       $16.62          $ 12.79
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   2.77%          9.65%       29.95%          (23.05)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,683         $5,622       $1,154          $    10
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                           1.51%(c)       1.55%(d)     1.68%            1.54%(e)
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.66)%(c)     (0.61)%      (0.71)%          (0.44)%(e)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(f)                                          65%            74%         101%             120%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,555,819.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.56%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                INVESTOR CLASS
                                                                --------------
                                                                 NOVEMBER 30,
                                                                     2004
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                  APRIL 30,
                                                                     2005
------------------------------------------------------------------------------
Net asset value, beginning of period                                $18.95
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.03)(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.47)
==============================================================================
    Total from investment operations                                 (0.50)
==============================================================================
Less distributions from net realized gains                           (1.42)
==============================================================================
Net asset value, end of period                                      $17.03
______________________________________________________________________________
==============================================================================
Total return(b)                                                      (3.05)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $  900
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets                               1.26%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets          (0.41)%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                              65%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $741,486.
(d)  Not annualized for periods less than one year.

                                                                              INSTITUTIONAL CLASS
                                                              ---------------------------------------------------
                                                                                                   MARCH 15, 2002
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        ----------------     OCTOBER 31,
                                                                 2005           2004      2003          2002
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $18.13         $16.83    $12.84       $ 17.25
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.00(a)        0.01(a)   0.01(a)       0.02(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.64           1.71      3.98         (4.43)
=================================================================================================================
    Total from investment operations                              0.64           1.72      3.99         (4.41)
=================================================================================================================
Less distributions from net realized gains                       (1.42)         (0.42)       --            --
=================================================================================================================
Net asset value, end of period                                  $17.35         $18.13    $16.83       $ 12.84
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                   3.11%         10.38%    31.08%       (25.57)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,713         $   67    $   10       $     7
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets
  With fee waivers and/or expense reimbursements                  0.83%(c)       0.86%     0.87%         0.84%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.83%(c)       1.15%     1.25%         0.99%(d)
=================================================================================================================
Ratio of net investment income to average net assets              0.02%(c)       0.08%     0.10%         0.25%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          65%            74%      101%          120%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,261,254.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to

Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-72.76%

AEROSPACE & DEFENSE-1.48%

Northrop Grumman Corp.                            700,000   $   38,388,000
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.99%

Bank of New York Co., Inc. (The)                  915,000       25,565,100
==========================================================================

COMPUTER HARDWARE-1.23%

International Business Machines Corp.             418,000       31,926,840
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.36%

Lexmark International, Inc.-Class A(a)            507,900       35,273,655
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.00%

First Data Corp.                                  685,000       26,050,550
==========================================================================

DEPARTMENT STORES-1.88%

Kohl's Corp.(a)                                 1,022,100       48,651,960
==========================================================================

DIVERSIFIED BANKS-1.40%

Bank of America Corp.                             807,000       36,347,280
==========================================================================

DIVERSIFIED CHEMICALS-1.34%

Dow Chemical Co. (The)                            758,000       34,814,940
==========================================================================

ELECTRIC UTILITIES-1.19%

FPL Group, Inc.                                   759,100       30,986,462
==========================================================================

ENVIRONMENTAL SERVICES-2.20%

Waste Management, Inc.                          2,006,500       57,165,185
==========================================================================

FOOD RETAIL-1.77%

Kroger Co. (The)(a)                             2,912,000       45,922,240
==========================================================================

HOUSEHOLD PRODUCTS-1.23%

Kimberly-Clark Corp.                              513,000       32,036,850
==========================================================================

INDUSTRIAL CONGLOMERATES-2.00%

General Electric Co.                            1,434,500       51,928,900
==========================================================================

INDUSTRIAL MACHINERY-1.43%

Dover Corp.                                     1,023,800       37,225,368
==========================================================================

INTEGRATED OIL & GAS-3.75%

Amerada Hess Corp.(b)                             400,600       37,516,190
--------------------------------------------------------------------------
Exxon Mobil Corp.                                 603,500       34,417,605
--------------------------------------------------------------------------
Murphy Oil Corp.                                  284,650       25,359,468
==========================================================================
                                                                97,293,263
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.27%

SBC Communications Inc.                         1,382,000       32,891,600
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-1.36%

Morgan Stanley                                    668,250       35,163,315
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.29%

Dominion Resources, Inc.                          445,000   $   33,553,000
==========================================================================

OFFICE ELECTRONICS-1.61%

Xerox Corp.(a)                                  3,156,300       41,820,975
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.78%

Baker Hughes Inc.                                 638,000       28,148,560
--------------------------------------------------------------------------
BJ Services Co.                                   830,000       40,462,500
--------------------------------------------------------------------------
Smith International, Inc.                         504,800       29,369,264
==========================================================================
                                                                97,980,324
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.96%

Apache Corp.                                      442,200       24,891,438
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.21%

Citigroup Inc.                                    670,000       31,463,200
==========================================================================

PACKAGED FOODS & MEATS-6.25%

Campbell Soup Co.                               1,507,000       44,818,180
--------------------------------------------------------------------------
General Mills, Inc.                             1,610,000       79,534,000
--------------------------------------------------------------------------
Kraft Foods Inc.-Class A(b)                     1,170,000       37,919,700
==========================================================================
                                                               162,271,880
==========================================================================

PAPER PRODUCTS-1.44%

Georgia-Pacific Corp.                           1,087,000       37,251,490
==========================================================================

PHARMACEUTICALS-7.68%

Bristol-Myers Squibb Co.                        1,635,000       42,510,000
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                    1,070,000       38,177,600
--------------------------------------------------------------------------
Merck & Co. Inc.                                2,420,000       82,038,000
--------------------------------------------------------------------------
Wyeth                                             815,000       36,626,100
==========================================================================
                                                               199,351,700
==========================================================================

PROPERTY & CASUALTY INSURANCE-4.70%

Berkshire Hathaway Inc.-Class A(a)                    710       59,888,500
--------------------------------------------------------------------------
Chubb Corp. (The)                                 398,000       32,548,440
--------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               828,122       29,646,768
==========================================================================
                                                               122,083,708
==========================================================================

PUBLISHING-2.67%

Gannett Co., Inc.                                 450,000       34,650,000
--------------------------------------------------------------------------
Tribune Co.                                       900,000       34,740,000
==========================================================================
                                                                69,390,000
==========================================================================

RAILROADS-1.33%

Union Pacific Corp.                               538,000       34,394,340
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

REGIONAL BANKS-1.06%

Fifth Third Bancorp                               631,400   $   27,465,900
==========================================================================

SEMICONDUCTORS-4.55%

Analog Devices, Inc.                              751,000       25,616,610
--------------------------------------------------------------------------
Intel Corp.                                     1,441,500       33,904,080
--------------------------------------------------------------------------
National Semiconductor Corp.(b)                 1,771,000       33,790,680
--------------------------------------------------------------------------
Xilinx, Inc.                                      915,000       24,650,100
==========================================================================
                                                               117,961,470
==========================================================================

SOFT DRINKS-1.52%

Coca-Cola Co. (The)                               910,000       39,530,400
==========================================================================

SYSTEMS SOFTWARE-4.66%

Computer Associates International, Inc.         1,403,093       37,743,202
--------------------------------------------------------------------------
Microsoft Corp.                                 3,287,000       83,161,100
==========================================================================
                                                               120,904,302
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.17%

Washington Mutual, Inc.                           734,560       30,352,019
==========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $1,706,485,623)                 1,888,297,654
==========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-20.59%

BERMUDA-4.57%

Accenture Ltd.-Class A (IT Consulting & Other
  Services)(a)                                  1,812,800       39,337,760
--------------------------------------------------------------------------
Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                    585,200       31,524,724
--------------------------------------------------------------------------
Tyco International Ltd. (Industrial
  Conglomerates)                                1,523,000       47,685,130
==========================================================================
                                                               118,547,614
==========================================================================

CAYMAN ISLANDS-2.81%

ACE Ltd. (Property & Casualty Insurance)        1,030,000       44,248,800
--------------------------------------------------------------------------
GlobalSantaFe Corp. (Oil & Gas Drilling)          852,100       28,630,560
==========================================================================
                                                                72,879,360
==========================================================================

FINLAND-1.18%

Nokia Oyj-ADR (Communications Equipment)        1,924,100       30,747,118
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
FRANCE-1.80%

TOTAL S.A. (Integrated Oil & Gas)(c)              210,000       46,697,625
==========================================================================

ISRAEL-1.83%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)(b)                          1,518,000   $   47,422,320
==========================================================================

NETHERLANDS-4.27%

Heineken N.V. (Brewers)(c)                      1,347,106       42,780,158
--------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
  (Consumer Electronics)(a)(c)                  1,570,900       38,967,777
--------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(c)         450,000       28,961,162
==========================================================================
                                                               110,709,097
==========================================================================

UNITED KINGDOM-4.13%

BP PLC-ADR (Integrated Oil & Gas)                 573,100       34,901,790
--------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)(b)    1,430,000       72,286,500
==========================================================================
                                                               107,188,290
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $461,517,613)                            534,191,424
==========================================================================
MONEY MARKET FUNDS-7.64%

Liquid Assets Portfolio-Institutional
  Class(d)                                     99,092,267       99,092,267
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    99,092,267       99,092,267
==========================================================================
    Total Money Market Funds (Cost
      $198,184,534)                                            198,184,534
==========================================================================
TOTAL INVESTMENTS-100.99% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,366,187,770)                                            2,620,673,612
==========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.87%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  48,554,750       48,554,750
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $48,554,750)                                        48,554,750
==========================================================================
TOTAL INVESTMENTS-102.86% (Cost
  $2,414,742,520)                                            2,669,228,362
==========================================================================
OTHER ASSETS LESS LIABILITIES-(2.86%)                          (74,116,177)
==========================================================================
NET ASSETS-100.00%                                          $2,595,112,185
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $157,406,722, which represented 5.90% of the Fund's Total Investments. See
    Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,168,003,236)*                            $2,422,489,078
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $246,739,284)                            246,739,284
============================================================
    Total Investments (Cost $2,414,742,520)    2,669,228,362
============================================================
Receivables for:
  Investments sold                                10,259,283
------------------------------------------------------------
  Fund shares sold                                 1,154,630
------------------------------------------------------------
  Dividends                                        3,504,023
------------------------------------------------------------
  Investments matured (Note 10)                    3,726,980
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               182,582
------------------------------------------------------------
Other assets                                          77,730
============================================================
    Total assets                               2,688,133,590
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           35,732,912
------------------------------------------------------------
  Fund shares reacquired                           5,459,001
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 427,471
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        48,554,750
------------------------------------------------------------
Accrued distribution fees                          1,154,170
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             4,283
------------------------------------------------------------
Accrued transfer agent fees                        1,401,614
------------------------------------------------------------
Accrued operating expenses                           287,204
============================================================
    Total liabilities                             93,021,405
============================================================
Net assets applicable to shares outstanding   $2,595,112,185
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,864,487,450
------------------------------------------------------------
Undistributed net investment income                7,469,377
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (531,341,969)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              254,497,327
============================================================
                                              $2,595,112,185
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,728,245,191
____________________________________________________________
============================================================
Class B                                       $  737,901,802
____________________________________________________________
============================================================
Class C                                       $  122,064,170
____________________________________________________________
============================================================
Class R                                       $    2,638,154
____________________________________________________________
============================================================
Institutional Class                           $    4,262,868
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          138,840,425
____________________________________________________________
============================================================
Class B                                           61,847,517
____________________________________________________________
============================================================
Class C                                           10,202,499
____________________________________________________________
============================================================
Class R                                              212,871
____________________________________________________________
============================================================
Institutional Class                                  333,492
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        12.45
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.45 divided by
      94.50%)                                 $        13.17
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        11.93
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        11.96
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        12.39
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        12.78
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $47,654,302 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $311,181)        $ 37,178,554
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $7,888 after rebates of
  $302,180)                                                      2,434,220
--------------------------------------------------------------------------
Interest                                                             3,097
==========================================================================
    Total investment income                                     39,615,871
==========================================================================

EXPENSES:

Advisory fees                                                    8,856,261
--------------------------------------------------------------------------
Administrative services fees                                       275,722
--------------------------------------------------------------------------
Custodian fees                                                     125,795
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,728,904
--------------------------------------------------------------------------
  Class B                                                        4,171,339
--------------------------------------------------------------------------
  Class C                                                          661,778
--------------------------------------------------------------------------
  Class R                                                            6,750
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       3,726,604
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           1,879
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           57,881
--------------------------------------------------------------------------
Other                                                              446,148
==========================================================================
    Total expenses                                              21,059,061
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (226,717)
==========================================================================
    Net expenses                                                20,832,344
==========================================================================
Net investment income                                           18,783,527
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains (losses) from
    securities sold to affiliates of $(5,982))                 136,018,869
--------------------------------------------------------------------------
  Foreign currencies                                               174,782
==========================================================================
                                                               136,193,651
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (59,923,704)
--------------------------------------------------------------------------
  Foreign currencies                                                11,485
==========================================================================
                                                               (59,912,219)
==========================================================================
Net gain from investment securities and foreign currencies      76,281,432
==========================================================================
Net increase in net assets resulting from operations          $ 95,064,959
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   18,783,527    $    8,535,340
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   136,193,651       284,944,396
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (59,912,219)         (662,843)
==============================================================================================
    Net increase in net assets resulting from operations          95,064,959       292,816,893
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (16,183,702)       (4,234,798)
----------------------------------------------------------------------------------------------
  Class B                                                           (655,402)               --
----------------------------------------------------------------------------------------------
  Class C                                                           (102,493)               --
----------------------------------------------------------------------------------------------
  Class R                                                            (17,158)           (2,682)
----------------------------------------------------------------------------------------------
  Institutional Class                                                (51,616)          (14,410)
==============================================================================================
    Decrease in net assets resulting from distributions          (17,010,371)       (4,251,890)
==============================================================================================
Share transactions-net:
  Class A                                                       (161,731,225)     (343,025,821)
----------------------------------------------------------------------------------------------
  Class B                                                       (174,967,858)     (360,933,716)
----------------------------------------------------------------------------------------------
  Class C                                                        (20,451,511)      (39,355,393)
----------------------------------------------------------------------------------------------
  Class R                                                             40,302           642,358
----------------------------------------------------------------------------------------------
  Institutional Class                                                921,463         1,074,851
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (356,188,829)     (741,597,721)
==============================================================================================
    Net increase (decrease) in net assets                       (278,134,241)     (453,032,718)
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,873,246,426     3,326,279,144
==============================================================================================
  End of period (including undistributed net investment
    income of $7,469,377 and $5,696,221, respectively)        $2,595,112,185    $2,873,246,426
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $30 million                                               1.00%
--------------------------------------------------------------------
Next $120 million                                               0.75%
--------------------------------------------------------------------
Over $150 million                                              0.625%
____________________________________________________________________
====================================================================

    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                             0.75%
--------------------------------------------------------------------
Next $4.85 billion                                            0.615%
--------------------------------------------------------------------
Next $2.5 billion                                              0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                               0.52%
____________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $138,646.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $54,403 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $275,722.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $3,726,604 for Class A, Class B, Class C and Class R share classes and $1,879 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $2,728,904, $4,171,339, $661,778 and $6,750, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $102,930 in front-end sales commissions from the sale of Class A shares and $2,228, $80,265, $3,803 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 83,058,993      $250,248,566      $(234,215,292)        $   --        $ 99,092,267     $1,201,857      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            83,058,993       250,248,566       (234,215,292)            --          99,092,267      1,224,475          --
===================================================================================================================================
  Subtotal       $166,117,986      $500,497,132      $(468,430,584)        $   --        $198,184,534     $2,426,332      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class          $ 27,336,279      $290,566,923      $(269,348,452)        $   --        $ 48,554,750     $    7,888      $   --
===================================================================================================================================
  Total          $193,454,265      $791,064,055      $(737,779,036)        $   --        $246,739,284     $2,434,220      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $23,943,012 and sales of $8,615,715, which resulted in net realized gain (loss) of $(5,982).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement, which resulted in a reduction of the Fund's total expenses of $33,667.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $6,892 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $47,654,302 were on loan to brokers. The loans were secured by cash collateral of $48,554,750 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $7,888 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
October 31, 2009                                              $488,443,372
---------------------------------------------------------------------------
October 31, 2011                                              $132,068,900
===========================================================================
Total capital loss carryforward                               $620,512,272
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $722,356,914 and $1,084,721,610, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $60,700,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

                 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                  $        285,511,965
----------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                         (79,006,777)
================================================================================================================
Net unrealized appreciation of investment securities                                        $        206,505,188
________________________________________________________________________________________________________________
================================================================================================================
Cost of investments for tax purposes is $2,462,723,174.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2005                 OCTOBER 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,028,590    $  38,274,928      7,951,437    $  94,832,462
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,649,847       19,959,859      3,877,677       44,222,154
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         459,742        5,576,546      1,217,568       13,934,813
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          52,966          666,019         95,004        1,120,376
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             125,562        1,627,068        515,765        6,344,104
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,116,893       14,139,862        345,517        3,966,625
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          48,619          591,693             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           7,040           85,899             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           1,361           17,157            234            2,681
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               3,820           49,552            714            8,400
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       5,558,543       70,151,827     12,968,092      155,893,419
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,800,147)     (70,151,827)   (13,548,346)    (155,893,419)
==========================================================================================================================
Reacquired:
  Class A                                                     (22,452,411)    (284,297,842)   (50,261,476)    (597,718,327)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,349,655)    (125,367,583)   (21,841,949)    (249,262,451)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,147,970)     (26,113,956)    (4,652,957)     (53,290,206)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (50,942)        (642,874)       (40,399)        (480,699)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (58,123)        (755,157)      (434,182)      (5,277,653)
==========================================================================================================================
                                                              (28,806,265)   $(356,188,829)   (63,807,301)   $(741,597,721)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell the Fund Shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third part record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                   ----------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                                     YEAR ENDED OCTOBER 31,
                                    APRIL 30,        ----------------------------------------------------------------------------
                                      2005              2004             2003             2002             2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $    12.16        $    11.12       $     9.57       $    10.46       $    18.07    $    17.16
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)           0.10(a)           0.06(b)          0.04(b)          0.01(c)         (0.03)        (0.04)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                          0.30              1.00             1.51            (0.90)           (6.70)         2.30
=================================================================================================================================
    Total from investment
      operations                         0.40              1.06             1.55            (0.89)           (6.73)         2.26
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                              (0.11)            (0.02)              --               --               --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                  --                --               --               --            (0.88)        (1.35)
=================================================================================================================================
    Total distributions                 (0.11)            (0.02)              --               --            (0.88)        (1.35)
=================================================================================================================================
Net asset value, end of period     $    12.45        $    12.16       $    11.12       $     9.57       $    10.46    $    18.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                          3.27%             9.58%           16.20%           (8.51)%         (38.75)%       13.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $1,728,245        $1,843,623       $2,008,702       $2,096,866       $3,159,304    $5,801,869
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       1.25%(e)          1.26%            1.30%            1.22%            1.16%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               1.27%(e)          1.27%            1.30%            1.22%            1.17%         1.08%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets           1.59%(e)          0.54%            0.39%            0.09%(c)        (0.24)%       (0.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                 28%               36%              28%             103%              78%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.05 and 0.88%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $1,834,345,939.
(f)  Not annualized for periods less than one year.

                                                                               CLASS B
                                    ---------------------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                                     YEAR ENDED OCTOBER 31,
                                    APRIL 30,        ----------------------------------------------------------------------------
                                       2005            2004            2003              2002              2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  11.61        $  10.67       $     9.24        $    10.18        $    17.72    $    16.97
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)           0.06(a)        (0.02)(b)        (0.03)(b)         (0.08)(c)         (0.13)        (0.17)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       0.27            0.96             1.46             (0.86)            (6.53)         2.27
=================================================================================================================================
    Total from investment
      operations                         0.33            0.94             1.43             (0.94)            (6.66)         2.10
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                              (0.01)             --               --                --                --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                  --              --               --                --             (0.88)        (1.35)
=================================================================================================================================
    Total distributions                 (0.01)             --               --                --             (0.88)        (1.35)
=================================================================================================================================
Net asset value, end of period       $  11.93        $  11.61       $    10.67        $     9.24        $    10.18    $    17.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                          2.83%           8.81%           15.48%            (9.23)%          (39.14)%       12.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $737,902        $885,500       $1,149,943        $1,204,617        $1,719,470    $3,088,611
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       1.95%(e)        1.96%            2.00%             1.92%             1.86%         1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               1.97%(e)        1.97%            2.00%             1.92%             1.87%         1.82%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets           0.89%(e)       (0.16)%          (0.31)%           (0.61)%(c)        (0.94)%       (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                 28%             36%              28%              103%               78%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.01 and 0.18%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $841,181,541.
(f)  Not annualized for periods less than one year.

                                                                                   CLASS C
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------------
                                               2005            2004           2003           2002           2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  11.64        $  10.70       $   9.27       $  10.21       $  17.77     $  17.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   0.06(a)        (0.02)(b)      (0.03)(b)      (0.08)(c)      (0.13)       (0.17)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.27            0.96           1.46          (0.86)         (6.55)        2.28
=================================================================================================================================
    Total from investment operations             0.33            0.94           1.43          (0.94)         (6.68)        2.11
=================================================================================================================================
Less distributions:
  Dividends from net investment income          (0.01)             --             --             --             --           --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            --              --             --             --          (0.88)       (1.35)
=================================================================================================================================
    Total distributions                         (0.01)             --             --             --          (0.88)       (1.35)
=================================================================================================================================
Net asset value, end of period               $  11.96        $  11.64       $  10.70       $   9.27       $  10.21     $  17.77
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                  2.82%           8.79%         15.43%         (9.21)%       (39.14)%      12.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $122,064        $138,305       $163,859       $170,444       $248,533     $412,872
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.95%(e)        1.96%          2.00%          1.92%          1.86%        1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.97%(e)        1.97%          2.00%          1.92%          1.87%        1.82%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             0.89%(e)       (0.16)%        (0.31)%        (0.61)%(b)     (0.94)%      (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                         28%             36%            28%           103%            78%          80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.01 and 0.18%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $133,452,530.
(f)  Not annualized for periods less than one year.

                                                                                    CLASS R
                                                              ---------------------------------------------------
                                                                                                        JUNE 3,
                                                                                                         2002
                                                                                                      (DATE SALES
                                                              SIX MONTHS           YEAR ENDED         COMMENCED)
                                                                ENDED              OCTOBER 31,            TO
                                                              APRIL 30,        -------------------    OCTOBER 31,
                                                                 2005           2004         2003        2002
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.10         $11.08       $ 9.56      $ 10.94
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.09(a)        0.04(b)      0.02(b)     (0.00)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.28           1.00         1.50        (1.38)
=================================================================================================================
    Total from investment operations                              0.37           1.04         1.52        (1.38)
=================================================================================================================
Less distributions from net investment income                    (0.08)         (0.02)          --           --
=================================================================================================================
Net asset value, end of period                                  $12.39         $12.10       $11.08      $  9.56
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(c)                                                   3.06%          9.35%       15.90%      (12.61)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,638         $2,534       $1,714      $    16
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.45%(d)       1.46%        1.50%        1.42%(e)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.47%(d)       1.47%        1.50%        1.42%(e)
=================================================================================================================
Ratio of net investment income (loss) to average net assets       1.39%(d)       0.34%        0.19%       (0.11)%(e)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(f)                                          28%            36%          28%         103%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.04 and 0.68%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,722,410.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                      INSTITUTIONAL
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                          YEAR ENDED OCTOBER 31,
                                                         APRIL 30,        -------------------------------------------------------
                                                            2005           2004         2003         2002         2001      2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $12.53         $11.45       $ 9.80       $10.67       $18.33    $17.33
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.14(a)        0.13(b)      0.09(b)      0.06(c)      0.04      0.52
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.29           1.03         1.56        (0.93)       (6.82)     1.83
=================================================================================================================================
    Total from investment operations                         0.43           1.16         1.65        (0.87)       (6.78)     2.35
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.18)         (0.08)          --           --           --        --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --             --           --           --        (0.88)    (1.35)
=================================================================================================================================
    Total distributions                                     (0.18)         (0.08)          --           --        (0.88)    (1.35)
=================================================================================================================================
Net asset value, end of period                             $12.78         $12.53       $11.45       $ 9.80       $10.67    $18.33
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                              3.42%         10.21%       16.84%       (8.15)%     (38.46)%   14.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $4,263         $3,285       $2,061       $1,457       $1,648    $3,234
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.78%(e)       0.74%        0.79%        0.79%        0.68%     0.66%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          0.80%(e)       0.75%        0.79%        0.83%        0.69%     0.68%
=================================================================================================================================
Ratio of net investment income to average net assets         2.06%(e)       1.06%        0.90%        0.52%(c)     0.25%     0.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                     28%            36%          28%         103%          78%       80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.10 and 1.35%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $3,787,313.
(f)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.09%

ADVERTISING-0.73%

Lamar Advertising Co.-Class A(a)               1,117,100   $  41,757,198
========================================================================

AEROSPACE & DEFENSE-0.79%

Honeywell International Inc.                   1,250,000      44,700,000
========================================================================

AIR FREIGHT & LOGISTICS-0.75%

FedEx Corp.                                      500,000      42,475,000
========================================================================

ALUMINUM-0.62%

Alcoa Inc.                                     1,208,500      35,070,670
========================================================================

APPAREL RETAIL-0.81%

Abercrombie & Fitch Co.-Class A                  500,000      26,975,000
------------------------------------------------------------------------
Ross Stores, Inc.                                711,200      19,003,264
========================================================================
                                                              45,978,264
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.94%

Coach, Inc.(a)                                 2,000,000      53,600,000
========================================================================

APPLICATION SOFTWARE-2.13%

Amdocs Ltd. (United Kingdom)(a)                  800,000      21,368,000
------------------------------------------------------------------------
Autodesk, Inc.                                 1,200,000      38,196,000
------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                         500,000      18,920,000
------------------------------------------------------------------------
Mercury Interactive Corp.(a)                     600,000      24,798,000
------------------------------------------------------------------------
NAVTEQ Corp.(a)                                  500,000      18,210,000
========================================================================
                                                             121,492,000
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.64%

Franklin Resources, Inc.                         300,000      20,604,000
------------------------------------------------------------------------
Investors Financial Services Corp.               380,000      15,941,000
========================================================================
                                                              36,545,000
========================================================================

BIOTECHNOLOGY-2.12%

Amgen Inc.(a)                                    744,700      43,348,987
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                       1,527,600      56,673,960
------------------------------------------------------------------------
Protein Design Labs, Inc.(a)                   1,142,800      20,433,264
========================================================================
                                                             120,456,211
========================================================================

BROADCASTING & CABLE TV-1.18%

Univision Communications Inc.-Class A(a)       1,500,000      39,435,000
------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Class
  A(a)(b)                                      1,000,000      27,740,000
========================================================================
                                                              67,175,000
========================================================================

CASINOS & GAMING-0.08%

Las Vegas Sands Corp.(a)                         120,800       4,523,960
========================================================================

                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT-2.55%

Cisco Systems, Inc.(a)                         4,000,000   $  69,120,000
------------------------------------------------------------------------
Comverse Technology, Inc.(a)                   1,000,000      22,790,000
------------------------------------------------------------------------
Juniper Networks, Inc.(a)                      1,074,764      24,278,919
------------------------------------------------------------------------
QUALCOMM Inc.                                    826,600      28,840,074
========================================================================
                                                             145,028,993
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.53%

Best Buy Co., Inc.                               600,000      30,204,000
========================================================================

COMPUTER HARDWARE-3.63%

Apple Computer, Inc.(a)                        2,100,000      75,726,000
------------------------------------------------------------------------
Dell Inc.(a)                                   3,750,000     130,612,500
========================================================================
                                                             206,338,500
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.69%

EMC Corp.(a)                                   3,000,000      39,360,000
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.48%

Caterpillar Inc.                                 600,000      52,830,000
------------------------------------------------------------------------
Deere & Co.                                      500,000      31,270,000
========================================================================
                                                              84,100,000
========================================================================

CONSUMER ELECTRONICS-1.23%

Garmin Ltd. (Cayman Islands)(b)                  400,000      15,800,000
------------------------------------------------------------------------
Harman International Industries, Inc.            693,200      54,471,656
========================================================================
                                                              70,271,656
========================================================================

CONSUMER FINANCE-1.53%

American Express Co.                             750,000      39,525,000
------------------------------------------------------------------------
SLM Corp.                                      1,000,000      47,640,000
========================================================================
                                                              87,165,000
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.40%

Automatic Data Processing, Inc.                1,000,000      43,440,000
------------------------------------------------------------------------
Fiserv, Inc.(a)                                1,500,000      63,450,000
------------------------------------------------------------------------
Iron Mountain Inc.(a)                          1,000,000      29,700,000
========================================================================
                                                             136,590,000
========================================================================

DEPARTMENT STORES-0.79%

Kohl's Corp.(a)                                  500,000      23,800,000
------------------------------------------------------------------------
Sears Holdings Corp.(a)                          157,372      21,282,989
========================================================================
                                                              45,082,989
========================================================================

DIVERSIFIED BANKS-0.79%

Bank of America Corp.                          1,000,000      45,040,000
========================================================================


                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

DIVERSIFIED CHEMICALS-1.92%

Dow Chemical Co. (The)                           650,000   $  29,854,500
------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                 1,000,000      47,110,000
------------------------------------------------------------------------
Eastman Chemical Co.                             600,000      32,400,000
========================================================================
                                                             109,364,500
========================================================================

DIVERSIFIED METALS & MINING-0.90%

Peabody Energy Corp.                             390,300      17,083,431
------------------------------------------------------------------------
Phelps Dodge Corp.                               400,000      34,340,000
========================================================================
                                                              51,423,431
========================================================================

DRUG RETAIL-0.76%

Walgreen Co.                                   1,000,000      43,060,000
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.13%

Emerson Electric Co.                             510,500      31,993,035
------------------------------------------------------------------------
Rockwell Automation, Inc.                        700,000      32,361,000
========================================================================
                                                              64,354,035
========================================================================

EMPLOYMENT SERVICES-0.98%

Robert Half International Inc.                 2,250,000      55,845,000
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.11%

Dolby Laboratories Inc.-Class A(a)(c)            300,800       6,151,360
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.72%

Monsanto Co.                                     700,000      41,034,000
========================================================================

FOOD DISTRIBUTORS-0.33%

Sysco Corp.                                      550,000      19,030,000
========================================================================

FOOD RETAIL-0.38%

Whole Foods Market, Inc.                         214,700      21,409,884
========================================================================

FOOTWEAR-0.67%

NIKE, Inc.-Class B                               500,000      38,405,000
========================================================================

GOLD-0.62%

Newmont Mining Corp.                             545,500      20,712,635
------------------------------------------------------------------------
Placer Dome Inc. (Canada)                      1,076,000      14,375,360
========================================================================
                                                              35,087,995
========================================================================

HEALTH CARE EQUIPMENT-6.85%

Bard (C.R.), Inc.                                520,600      37,051,102
------------------------------------------------------------------------
Becton, Dickinson & Co.                        1,034,200      60,521,384
------------------------------------------------------------------------
Biomet, Inc.                                   2,253,175      87,175,341
------------------------------------------------------------------------
Fisher Scientific International Inc.(a)          665,300      39,505,514
------------------------------------------------------------------------
Medtronic, Inc.                                  815,700      42,987,390
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                      1,254,500      48,963,135
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                1,040,900      35,119,966
------------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

HEALTH CARE EQUIPMENT -- (CONTINUED)

Zimmer Holdings, Inc.(a)                         475,600      38,723,352
========================================================================
                                                             390,047,184
========================================================================

HEALTH CARE FACILITIES-0.93%

HCA Inc.                                         500,000   $  27,920,000
------------------------------------------------------------------------
Health Management Associates, Inc.-Class A     1,000,000      24,730,000
========================================================================
                                                              52,650,000
========================================================================

HEALTH CARE SERVICES-1.71%

Caremark Rx, Inc.(a)                           2,427,881      97,236,634
========================================================================

HEALTH CARE SUPPLIES-1.15%

Alcon, Inc. (Switzerland)(a)                     677,400      65,707,800
========================================================================

HOME ENTERTAINMENT SOFTWARE-0.52%

Electronic Arts Inc.(a)                          550,000      29,364,500
========================================================================

HOTELS, RESORTS & CRUISE LINES-1.49%

Carnival Corp. (Panama)(d)                       900,000      43,992,000
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(e)     750,000      40,755,000
========================================================================
                                                              84,747,000
========================================================================

HOUSEHOLD PRODUCTS-0.57%

Procter & Gamble Co. (The)                       600,000      32,490,000
========================================================================

HYPERMARKETS & SUPER CENTERS-0.51%

Wal-Mart Stores, Inc.                            613,400      28,915,676
========================================================================

INDUSTRIAL CONGLOMERATES-1.64%

General Electric Co.                           1,500,000      54,300,000
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)              1,250,000      39,137,500
========================================================================
                                                              93,437,500
========================================================================

INDUSTRIAL GASES-1.31%

Air Products & Chemicals, Inc.                   600,000      35,238,000
------------------------------------------------------------------------
Praxair, Inc.                                    841,400      39,402,762
========================================================================
                                                              74,640,762
========================================================================

INDUSTRIAL MACHINERY-4.06%

Danaher Corp.                                  1,000,000      50,630,000
------------------------------------------------------------------------
Eaton Corp.                                      500,000      29,325,000
------------------------------------------------------------------------
Illinois Tool Works Inc.                         363,300      30,451,806
------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd-Class A (Bermuda)       1,100,000      84,557,000
------------------------------------------------------------------------
Parker Hannifin Corp.                            600,000      35,964,000
========================================================================
                                                             230,927,806
========================================================================

INTEGRATED OIL & GAS-3.37%

Chevron Corp.                                    488,000      25,376,000
------------------------------------------------------------------------
ConocoPhillips                                   500,000      52,425,000
------------------------------------------------------------------------
Exxon Mobil Corp.                              1,500,000      85,545,000
------------------------------------------------------------------------
Occidental Petroleum Corp.                       414,400      28,593,600
========================================================================
                                                             191,939,600
========================================================================


                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES-3.40%

Google Inc.-Class A(a)                           250,413   $  55,090,860
------------------------------------------------------------------------
VeriSign, Inc.(a)                              1,000,000      26,460,000
------------------------------------------------------------------------
Yahoo! Inc.(a)                                 3,250,000     112,157,500
========================================================================
                                                             193,708,360
========================================================================

INVESTMENT BANKING & BROKERAGE-0.72%

Goldman Sachs Group, Inc. (The)(b)               250,000      26,697,500
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        267,400      14,420,882
========================================================================
                                                              41,118,382
========================================================================

LIFE & HEALTH INSURANCE-0.52%

AFLAC Inc.                                       725,450      29,489,542
========================================================================

MANAGED HEALTH CARE-2.62%

Aetna Inc.                                       826,800      60,662,316
------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)               479,300      28,642,968
------------------------------------------------------------------------
UnitedHealth Group Inc.                          463,100      43,767,581
------------------------------------------------------------------------
WellPoint, Inc.(a)                               126,600      16,173,150
========================================================================
                                                             149,246,015
========================================================================

MOVIES & ENTERTAINMENT-0.63%

DreamWorks Animation SKG, Inc.-Class A(a)        187,900       7,046,250
------------------------------------------------------------------------
Viacom Inc.-Class B                              838,064      29,013,776
========================================================================
                                                              36,060,026
========================================================================

OIL & GAS DRILLING-1.66%

ENSCO International Inc.                       1,062,000      34,621,200
------------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)             850,000      28,560,000
------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                     1,300,000      31,161,000
========================================================================
                                                              94,342,200
========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.22%

Baker Hughes Inc.                                840,000      37,060,800
------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)      625,000      32,593,750
========================================================================
                                                              69,654,550
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.72%

Apache Corp.                                     400,000      22,516,000
------------------------------------------------------------------------
Burlington Resources Inc.                        565,500      27,488,955
------------------------------------------------------------------------
Devon Energy Corp.                             1,130,000      51,042,100
------------------------------------------------------------------------
Newfield Exploration Co.(a)                      300,000      21,309,000
------------------------------------------------------------------------
XTO Energy, Inc.                               1,066,666      32,181,313
========================================================================
                                                             154,537,368
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.02%

Valero Energy Corp.                              850,000      58,250,500
========================================================================

                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------


OTHER DIVERSIFIED FINANCIAL SERVICES-0.92%

Citigroup Inc.                                 1,116,000   $  52,407,360
========================================================================

PACKAGED FOODS & MEATS-0.92%

Hershey Co. (The)                                500,000      31,950,000
------------------------------------------------------------------------
Kellogg Co.                                      451,700      20,303,915
========================================================================
                                                              52,253,915
========================================================================

PERSONAL PRODUCTS-0.95%

Gillette Co. (The)                             1,042,000      53,808,880
========================================================================

PHARMACEUTICALS-4.09%

Johnson & Johnson                              1,696,100     116,403,343
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A           1,323,600      37,193,160
------------------------------------------------------------------------
Pfizer Inc.                                    1,293,200      35,136,244
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                     1,410,700      44,070,268
========================================================================
                                                             232,803,015
========================================================================

RESTAURANTS-1.45%

Brinker International, Inc.(a)                   554,200      18,731,960
------------------------------------------------------------------------
McDonald's Corp.                               1,000,000      29,310,000
------------------------------------------------------------------------
Starbucks Corp.(a)                               700,000      34,664,000
========================================================================
                                                              82,705,960
========================================================================

SEMICONDUCTOR EQUIPMENT-0.76%

Applied Materials, Inc.(a)                     1,583,600      23,548,132
------------------------------------------------------------------------
KLA-Tencor Corp.                                 500,000      19,510,000
========================================================================
                                                              43,058,132
========================================================================

SEMICONDUCTORS-4.43%

Analog Devices, Inc.                           1,750,000      59,692,500
------------------------------------------------------------------------
Linear Technology Corp.                        1,450,000      51,823,000
------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)       750,000      25,110,000
------------------------------------------------------------------------
Maxim Integrated Products, Inc.                  806,985      30,181,239
------------------------------------------------------------------------
Microchip Technology Inc.                      3,000,052      85,441,481
========================================================================
                                                             252,248,220
========================================================================

SOFT DRINKS-0.59%

PepsiCo, Inc.                                    600,000      33,384,000
========================================================================

SPECIALIZED FINANCE-0.14%

Chicago Mercantile Exchange Holdings Inc.         41,200       8,055,424
========================================================================

SPECIALTY CHEMICALS-1.23%

Ecolab Inc.                                      800,000      26,168,000
------------------------------------------------------------------------
Rohm & Haas Co.                                1,000,000      43,660,000
========================================================================
                                                              69,828,000
========================================================================


                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

SPECIALTY STORES-2.15%

Bed Bath & Beyond Inc.(a)                      1,200,000   $  44,652,000
------------------------------------------------------------------------
Office Depot, Inc.(a)                          1,163,800      22,787,204
------------------------------------------------------------------------
Staples, Inc.                                  2,895,000      55,207,650
========================================================================
                                                             122,646,854
========================================================================

STEEL-1.14%

Nucor Corp.                                      600,000      30,660,000
------------------------------------------------------------------------
United States Steel Corp.                        796,900      34,075,444
========================================================================
                                                              64,735,444
========================================================================

SYSTEMS SOFTWARE-3.99%

Adobe Systems Inc.                               474,400      28,212,568
------------------------------------------------------------------------
McAfee Inc.(a)                                 1,000,000      20,910,000
------------------------------------------------------------------------
Microsoft Corp.                                5,000,000     126,500,000
------------------------------------------------------------------------
Oracle Corp.(a)                                4,438,800      51,312,528
========================================================================
                                                             226,935,096
========================================================================

TECHNOLOGY DISTRIBUTORS-0.77%

CDW Corp.                                        800,000      43,752,000
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.26%

UAP Holding Corp.(a)                           1,021,100      14,693,629
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.75%

Nextel Communications, Inc.-Class A(a)           987,200      27,631,728
------------------------------------------------------------------------
Syniverse Holdings Inc.(a)                     1,266,600      15,325,860
========================================================================
                                                              42,957,588
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $4,397,459,758)                      5,582,904,568
========================================================================

                        NUMBER
                          OF       EXERCISE   EXPIRATION       MARKET
                       CONTRACTS    PRICE        DATE          VALUE
-------------------------------------------------------------------------
PUT OPTIONS
  PURCHASED-0.00%

INTERNET SOFTWARE &
  SERVICES-0.00%

Google Inc.-Class A      2,504       $180       May-05     $       37,560
-------------------------------------------------------------------------
Yahoo! Inc.             16,250         30       May-05            121,875
=========================================================================
    Total Put Options
      Purchased (Cost
      $2,939,040)                                                 159,435
=========================================================================


                                                 SHARES

MONEY MARKET FUNDS-1.54%

Liquid Assets Portfolio-Institutional
  Class(f)                                     43,885,756       43,885,756
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    43,885,756       43,885,756
==========================================================================
    Total Money Market Funds (Cost
      $87,771,512)                                              87,771,512
==========================================================================
TOTAL INVESTMENTS-99.63% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $4,488,170,310)                                            5,670,835,515
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.69%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                           2                2
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  38,996,778       38,996,778
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $38,996,780)                                        38,996,780
==========================================================================
TOTAL INVESTMENTS-100.32% (Cost
  $4,527,167,090)                                            5,709,832,295
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.32%)                          (18,379,168)
==========================================================================
NET ASSETS-100.00%                                          $5,691,453,127
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value of this security at April 30, 2005 represented 0.11% of the Fund's Net Assets.
(d) Each unit represents one common share with paired trust share.
(e) Each unit represents one common share and one Class B share.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $4,394,419,464)*                           $ 5,576,912,643
------------------------------------------------------------
Investments in affiliates (cost
  $132,747,626)                                  132,919,652
============================================================
     Total investments (cost
       $4,527,167,090)                         5,709,832,295
============================================================
Receivables for:
  Investments sold                               101,291,425
------------------------------------------------------------
  Fund shares sold                                 1,449,469
------------------------------------------------------------
  Dividends                                        2,539,653
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  381,376
------------------------------------------------------------
Other assets                                         120,475
============================================================
     Total assets                              5,815,614,693
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           62,326,885
------------------------------------------------------------
  Fund shares reacquired                          15,717,121
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                999,652
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       38,996,780
------------------------------------------------------------
Accrued distribution fees                          1,682,958
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,930
------------------------------------------------------------
Accrued transfer agent fees                        3,747,717
------------------------------------------------------------
Accrued operating expenses                           681,523
============================================================
     Total liabilities                           124,161,566
============================================================
Net assets applicable to shares outstanding  $ 5,691,453,127
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 6,382,754,251
------------------------------------------------------------
Undistributed net investment income                1,640,148
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (1,875,606,477)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies            1,182,665,205
============================================================
                                             $ 5,691,453,127
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $ 4,875,650,421
____________________________________________________________
============================================================
Class B                                      $   542,849,216
____________________________________________________________
============================================================
Class C                                      $   135,737,907
____________________________________________________________
============================================================
Class R                                      $     7,273,813
____________________________________________________________
============================================================
Institutional Class                          $   129,941,770
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          229,513,312
____________________________________________________________
============================================================
Class B                                           27,345,549
____________________________________________________________
============================================================
Class C                                            6,839,787
____________________________________________________________
============================================================
Class R                                              343,228
____________________________________________________________
============================================================
Institutional Class                                5,639,934
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         21.24
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $21.24 divided by
       94.50%)                               $         22.48
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $         19.85
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $         19.85
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                   $         21.19
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $         23.04
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $38,055,509 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $67,357)         $  45,172,916
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $142,364 after rebates of
  $4,903,339)                                                     1,393,186
---------------------------------------------------------------------------
Interest                                                             10,823
===========================================================================
    Total investment income                                      46,576,925
===========================================================================

EXPENSES:

Advisory fees                                                    19,936,223
---------------------------------------------------------------------------
Administrative services fees                                        338,055
---------------------------------------------------------------------------
Custodian fees                                                      232,154
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         8,145,938
---------------------------------------------------------------------------
  Class B                                                         3,012,810
---------------------------------------------------------------------------
  Class C                                                           770,271
---------------------------------------------------------------------------
  Class R                                                            17,717
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       11,451,505
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           71,826
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           125,927
---------------------------------------------------------------------------
Other                                                               624,384
===========================================================================
    Total expenses                                               44,726,810
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (697,411)
===========================================================================
    Net expenses                                                 44,029,399
===========================================================================
Net investment income                                             2,547,526
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from securities sold
    to affiliates of $14,506,408)                               293,774,554
---------------------------------------------------------------------------
  Foreign currencies                                                538,963
===========================================================================
                                                                294,313,517
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (266,545,569)
---------------------------------------------------------------------------
  Foreign currencies                                                    (38)
===========================================================================
                                                               (266,545,607)
===========================================================================
Net gain from investment securities and foreign currencies       27,767,910
===========================================================================
Net increase in net assets resulting from operations          $  30,315,436
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,         OCTOBER 31,
                                                                   2005              2004
===============================================================================================
OPERATIONS:

  Net investment income (loss)                                $    2,547,526    $   (49,011,984)
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              294,313,517        750,199,227
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (266,545,607)      (467,700,236)
===============================================================================================
    Net increase in net assets resulting from operations          30,315,436        233,487,007
===============================================================================================
Share transactions-net:
  Class A                                                       (768,061,208)    (1,414,942,300)
-----------------------------------------------------------------------------------------------
  Class B                                                        (74,499,696)       (88,166,720)
-----------------------------------------------------------------------------------------------
  Class C                                                        (27,428,925)       (35,344,446)
-----------------------------------------------------------------------------------------------
  Class R                                                          1,136,036          3,284,897
-----------------------------------------------------------------------------------------------
  Institutional Class                                            (36,658,102)         4,128,631
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (905,511,895)    (1,531,039,938)
===============================================================================================
    Net increase (decrease) in net assets                       (875,196,459)    (1,297,552,931)
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,566,649,586      7,864,202,517
===============================================================================================
  End of period (including undistributed net investment
    income (loss) of $1,640,148 and $(907,378),
    respectively)                                             $5,691,453,127    $ 6,566,649,586
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.
                                    FS-274

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $30 million                                                1.00%
----------------------------------------------------------------------
Next $120 million                                                0.75%
----------------------------------------------------------------------
Over $150 million                                               0.625%
______________________________________________________________________
======================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $150 million                                               0.75%
----------------------------------------------------------------------
Next $4.85 billion                                              0.615%
----------------------------------------------------------------------
Next $2.5 billion                                                0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                 0.52%
______________________________________________________________________
======================================================================


    Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $496,001.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $120,475 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $338,055.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $11,451,505 for Class A, Class B, Class C and Class R share classes and $71,826 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $8,145,938, $3,012,810, $770,271 and $17,717, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2005, ADI advised the Fund that it retained $296,082 in front-end sales commissions from the sale of Class A shares and $3,902, $119,082, $7,708 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                  MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND                10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05         INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $  21,040,807     $  586,477,578    $  (563,632,629)       $   --        $ 43,885,756     $  618,555      $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             21,040,807        586,477,578       (563,632,629)           --          43,885,756        632,267          --
====================================================================================================================================
  SUBTOTAL       $  42,081,614     $1,172,955,156    $(1,127,265,258)       $   --        $ 87,771,512     $1,250,822      $   --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                  MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND                10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 969,136,004     $  898,782,312    $(1,867,918,314)       $   --        $          2     $  112,977      $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class              4,938,485        762,611,137       (728,552,844)           --          38,996,778         29,387          --
====================================================================================================================================
  SUBTOTAL       $ 974,074,489     $1,661,393,449    $(2,596,471,158)       $   --        $ 38,996,780     $  142,364      $   --
====================================================================================================================================

* Net of rebates.

INVESTMENTS IN OTHER AFFILIATES:


The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended April 30, 2005.

                                                                          UNREALIZED
                  MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
                    10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05         INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Dolby
  Laboratories
  Inc.- Class A  $          --     $    5,979,335    $            --       $172,025       $  6,151,360     $       --      $   --
====================================================================================================================================
  TOTAL          $1,016,156,103    $2,840,327,940    $(3,723,736,416)      $172,025       $132,919,652     $1,393,186      $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $28,568,696 and sales of $52,459,430, which resulted in net realized gains of $14,506,408.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $80,935.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $13,342 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $38,055,509 were on loan to brokers. The loans were secured by cash collateral of $38,996,780 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $142,364 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2009                                                $  478,530,901
------------------------------------------------------------------------------
October 31, 2010                                                 1,223,985,487
------------------------------------------------------------------------------
October 31, 2011                                                   461,767,558
==============================================================================
Total capital loss carryforward                                 $2,164,283,946
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $1,593,183,924 and $2,572,446,999, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $1,353,183,814
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (170,602,114)
==============================================================================
Net unrealized appreciation of investment securities            $1,182,581,700
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $4,527,250,595.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                     APRIL 30, 2005                  OCTOBER 31, 2004
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,423,747    $ 164,532,085     21,730,966    $   462,412,977
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         919,817       19,093,505      2,742,938         54,987,929
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         380,953        7,899,072      1,295,928         26,018,679
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                          87,649        1,945,667        215,406          4,599,852
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             173,102        4,183,720      1,641,747         36,786,966
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         202,798        4,494,364        403,007          8,647,784
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (216,717)      (4,494,364)      (428,243)        (8,647,784)
============================================================================================================================
Reacquired:
  Class A                                                     (42,114,293)    (937,087,657)   (89,250,664)    (1,886,003,061)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,288,080)     (89,098,837)    (6,761,489)      (134,506,865)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,700,000)     (35,327,997)    (3,085,701)       (61,363,125)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (36,395)        (809,631)       (61,955)        (1,314,955)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,690,242)     (40,841,822)    (1,437,940)       (32,658,335)
============================================================================================================================
                                                              (40,857,661)   $(905,511,895)   (72,996,000)   $(1,531,039,938)
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund. AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   CLASS A
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                YEAR ENDED OCTOBER 31,
                                             APRIL 30,        -------------------------------------------------------------------
                                                2005             2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    21.27       $    20.61    $    17.20    $    19.72    $    43.50    $     34.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.02(a)         (0.13)(b)      (0.12)(b)      (0.15)(b)      (0.12)       (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (0.05)            0.79          3.53         (2.37)       (16.24)         12.39
=================================================================================================================================
    Total from investment operations              (0.03)            0.66          3.41         (2.52)       (16.36)         12.13
=================================================================================================================================
Less distributions from net realized gains           --               --            --            --         (7.42)         (3.28)
=================================================================================================================================
Net asset value, end of period               $    21.24       $    21.27    $    20.61    $    17.20    $    19.72    $     43.50
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                   (0.14)%           3.20%        19.83%       (12.78)%      (43.10)%        36.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $4,875,650       $5,616,072    $6,825,023    $6,780,055    $9,703,277    $19,268,977
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 1.32%(d)         1.27%         1.29%         1.26%         1.14%          1.08%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 1.34%(d)         1.29%         1.30%         1.27%         1.17%          1.11%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               0.15%(a)(d)      (0.59)%      (0.67)%       (0.74)%       (0.46)%        (0.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           25%              50%           47%           57%           75%            88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.05) and (0.42)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $5,475,630,201.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                            YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        ----------------------------------------------------------
                                                         2005            2004        2003        2002        2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  19.95        $  19.46    $  16.36    $  18.89    $  42.28    $    34.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.06)(a)       (0.26)(b)    (0.23)(b)    (0.27)(b)    (0.28)    (0.58)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.04)           0.75        3.33       (2.26)     (15.69)        12.14
=================================================================================================================================
    Total from investment operations                      (0.10)           0.49        3.10       (2.53)     (15.97)        11.56
=================================================================================================================================
Less distributions from net realized gains                   --              --          --          --       (7.42)        (3.28)
=================================================================================================================================
Net asset value, end of period                         $  19.85        $  19.95    $  19.46    $  16.36    $  18.89    $    42.28
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           (0.50)%          2.52%      18.95%     (13.39)%    (43.49)%       35.51%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $542,849        $617,005    $688,587    $625,294    $818,343    $1,315,524
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.02%(d)        1.97%       1.99%       1.96%       1.86%         1.85%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.04%(d)        1.99%       2.00%       1.97%       1.89%         1.88%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.55)%(a)(d)    (1.29)%    (1.37)%     (1.44)%     (1.17)%       (1.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   25%             50%         47%         57%         75%           88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.13) and (1.12)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $607,555,611.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                            YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        ----------------------------------------------------------
                                                         2005            2004        2003        2002        2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  19.94        $  19.46    $  16.36    $  18.88    $  42.27    $    33.99
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.06)(a)       (0.26)(b)    (0.23)(b)    (0.27)(b)    (0.29)    (0.59)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.03)           0.74        3.33       (2.25)     (15.68)        12.15
=================================================================================================================================
    Total from investment operations                      (0.09)           0.48        3.10       (2.52)     (15.97)        11.56
=================================================================================================================================
Less distributions from net realized gains                   --              --          --          --       (7.42)        (3.28)
=================================================================================================================================
Net asset value, end of period                         $  19.85        $  19.94    $  19.46    $  16.36    $  18.88    $    42.27
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           (0.45)%          2.47%      18.95%     (13.35)%    (43.51)%       35.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $135,738        $162,707    $193,585    $184,393    $258,786    $  434,544
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.02%(d)        1.97%       1.99%       1.96%       1.86%         1.85%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.04%(d)        1.99%       2.00%       1.97%       1.89%         1.88%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.55)%(a)(d)    (1.29)%    (1.37)%     (1.44)%     (1.17)%       (1.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   25%             50%         47%         57%         75%           88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.13) and (1.12)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $155,330,883.
(e)  Not annualized for periods less than one year.

                                                                                   CLASS R
                                                              --------------------------------------------------
                                                                                                   JUNE 3, 2002
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        ----------------     OCTOBER 31,
                                                                 2005           2004      2003         2002
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $21.24         $20.63    $17.26       $ 19.82
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)(a)      (0.17)(b)  (0.16)(b)      (0.07)(b)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.05)          0.78      3.53         (2.49)
================================================================================================================
    Total from investment operations                             (0.05)          0.61      3.37         (2.56)
================================================================================================================
Net asset value, end of period                                  $21.19         $21.24    $20.63       $ 17.26
________________________________________________________________________________________________________________
================================================================================================================
Total return(c)                                                  (0.24)%         2.96%    19.52%       (12.92)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $7,274         $6,202    $2,857       $   226
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.52%(d)       1.47%     1.49%         1.53%(e)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.54%(d)       1.49%     1.50%         1.54%(e)
================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.05)%(a)(d)  (0.79)%   (0.87)%       (1.01)%(e)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                          25%            50%       47%           57%
________________________________________________________________________________________________________________
================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.07) and (0.62)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $7,145,464.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                   INSTITUTIONAL CLASS
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                           YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        --------------------------------------------------------
                                                           2005            2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  23.01        $  22.17    $  18.40    $  21.00    $  45.55    $  36.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               0.09(a)        (0.01)(b)    (0.03)(b)    (0.06)     0.01       (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (0.06)           0.85        3.80       (2.54)     (17.14)      12.91
=================================================================================================================================
    Total from investment operations                         0.03            0.84        3.77       (2.60)     (17.13)      12.82
=================================================================================================================================
Less distributions from net realized gains                     --              --          --          --       (7.42)      (3.28)
=================================================================================================================================
Net asset value, end of period                           $  23.04        $  23.01    $  22.17    $  18.40    $  21.00    $  45.55
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              0.13%           3.79%      20.49%     (12.38)%    (42.80)%     37.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $129,942        $164,664    $154,150    $122,746    $150,609    $288,097
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.75%(d)        0.72%       0.75%       0.80%       0.65%       0.65%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          0.77%(d)        0.74%       0.76%       0.81%       0.68%       0.68%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     0.72%(a)(d)    (0.04)%     (0.13)%     (0.28)%      0.03%      (0.18)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     25%             50%         47%         57%         75%         88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net Investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.02 and 0.15% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $144,798,872.
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to

Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-89.08%

ADVERTISING-0.51%

Omnicom Group Inc.                                  14,000   $  1,160,600
=========================================================================

AEROSPACE & DEFENSE-1.97%

Raytheon Co.                                        95,900      3,606,799
-------------------------------------------------------------------------
United Technologies Corp.                            8,400        854,448
=========================================================================
                                                                4,461,247
=========================================================================

APPAREL RETAIL-2.55%

Limited Brands, Inc.                               141,000      3,058,290
-------------------------------------------------------------------------
TJX Cos., Inc. (The)                               119,300      2,702,145
=========================================================================
                                                                5,760,435
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.19%

V. F. Corp.                                         47,500      2,688,025
=========================================================================

APPLICATION SOFTWARE-0.74%

SAP A.G.-ADR (Germany)                              42,500      1,675,804
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.47%

Federated Investors, Inc.-Class B                   94,600      2,691,370
-------------------------------------------------------------------------
State Street Corp.                                  62,600      2,893,998
=========================================================================
                                                                5,585,368
=========================================================================

AUTO PARTS & EQUIPMENT-1.35%

Johnson Controls, Inc.                              55,500      3,045,285
=========================================================================

BREWERS-1.05%

Anheuser-Busch Cos., Inc.                           50,800      2,380,996
=========================================================================

BUILDING PRODUCTS-0.79%

Masco Corp.                                         56,700      1,785,483
=========================================================================

COMPUTER HARDWARE-2.46%

Hewlett-Packard Co.                                132,200      2,706,134
-------------------------------------------------------------------------
International Business Machines Corp.               37,400      2,856,612
=========================================================================
                                                                5,562,746
=========================================================================

CONSTRUCTION & ENGINEERING-0.69%

Fluor Corp.                                         30,400      1,567,424
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.93%

Automatic Data Processing, Inc.                     47,300      2,054,712
-------------------------------------------------------------------------
First Data Corp.                                    60,400      2,297,012
=========================================================================
                                                                4,351,724
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


DISTRIBUTORS-1.07%

Genuine Parts Co.                                   56,600   $  2,428,140
=========================================================================

DIVERSIFIED BANKS-2.67%

Bank of America Corp.                               42,200      1,900,688
-------------------------------------------------------------------------
U.S. Bancorp                                       101,400      2,829,060
-------------------------------------------------------------------------
Wachovia Corp.                                      25,500      1,305,090
=========================================================================
                                                                6,034,838
=========================================================================

DIVERSIFIED CHEMICALS-1.36%

Dow Chemical Co. (The)                              21,700        996,681
-------------------------------------------------------------------------
PPG Industries, Inc.                                30,600      2,067,030
=========================================================================
                                                                3,063,711
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.45%

H&R Block, Inc.                                     41,500      2,067,115
-------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                     66,100      1,217,562
=========================================================================
                                                                3,284,677
=========================================================================

ELECTRIC UTILITIES-1.56%

Entergy Corp.                                       20,500      1,502,650
-------------------------------------------------------------------------
Exelon Corp.                                        40,900      2,024,550
=========================================================================
                                                                3,527,200
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.21%

Cooper Industries, Ltd.-Class A (Bermuda)           21,900      1,394,154
-------------------------------------------------------------------------
Emerson Electric Co.                                57,500      3,603,525
=========================================================================
                                                                4,997,679
=========================================================================

FOOTWEAR-0.50%

NIKE, Inc.-Class B                                  14,700      1,129,107
=========================================================================

HEALTH CARE EQUIPMENT-3.55%

Baxter International Inc.                           90,700      3,364,970
-------------------------------------------------------------------------
Becton, Dickinson & Co.                             14,500        848,540
-------------------------------------------------------------------------
Medtronic, Inc.                                     72,200      3,804,940
=========================================================================
                                                                8,018,450
=========================================================================

HOME IMPROVEMENT RETAIL-1.45%

Home Depot, Inc. (The)                              92,400      3,268,188
=========================================================================

HOUSEHOLD APPLIANCES-1.38%

Snap-on Inc.                                        94,100      3,121,297
=========================================================================

HOUSEHOLD PRODUCTS-2.02%

Colgate-Palmolive Co.                               51,100      2,544,269
-------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-(CONTINUED)

Kimberly-Clark Corp.                                32,400   $  2,023,380
=========================================================================
                                                                4,567,649
=========================================================================

INDUSTRIAL MACHINERY-1.96%

Ingersoll-Rand Co. Ltd.-Class A (Bermuda)           23,400      1,798,758
-------------------------------------------------------------------------
Pentair, Inc.                                       66,300      2,637,414
=========================================================================
                                                                4,436,172
=========================================================================

INSURANCE BROKERS-0.63%

Marsh & McLennan Cos., Inc.                         51,200      1,435,136
=========================================================================

INTEGRATED OIL & GAS-4.73%

ConocoPhillips                                      21,400      2,243,790
-------------------------------------------------------------------------
Eni S.p.A. (Italy)(a)                               54,800      1,377,971
-------------------------------------------------------------------------
Exxon Mobil Corp.                                   31,600      1,802,148
-------------------------------------------------------------------------
Occidental Petroleum Corp.                          46,700      3,222,300
-------------------------------------------------------------------------
TOTAL S.A. (France)(a)                               9,150      2,034,682
=========================================================================
                                                               10,680,891
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.33%

BellSouth Corp.                                    100,700      2,667,543
-------------------------------------------------------------------------
SBC Communications Inc.                            109,000      2,594,200
=========================================================================
                                                                5,261,743
=========================================================================

INVESTMENT BANKING & BROKERAGE-1.38%

Morgan Stanley                                      59,300      3,120,366
=========================================================================

LIFE & HEALTH INSURANCE-0.35%

Prudential Financial, Inc.                          13,700        782,955
=========================================================================

MULTI-LINE INSURANCE-1.17%

Hartford Financial Services Group, Inc. (The)       36,400      2,634,268
=========================================================================

MULTI-UTILITIES & UNREGULATED POWER-3.12%

Dominion Resources, Inc.                            45,600      3,438,240
-------------------------------------------------------------------------
Public Service Enterprise Group Inc.                42,200      2,451,820
-------------------------------------------------------------------------
Wisconsin Energy Corp.                              33,100      1,167,106
=========================================================================
                                                                7,057,166
=========================================================================

OFFICE SERVICES & SUPPLIES-1.36%

Pitney Bowes Inc.                                   68,500      3,063,320
=========================================================================

OIL & GAS DRILLING-1.28%

GlobalSantaFe Corp. (Cayman Islands)                86,100      2,892,960
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.72%

Citigroup Inc.                                      82,800      3,888,288
=========================================================================

PACKAGED FOODS & MEATS-2.24%

General Mills, Inc.                                 72,800      3,596,320
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

PACKAGED FOODS & MEATS-(CONTINUED)

Sara Lee Corp.                                      69,000   $  1,475,910
=========================================================================
                                                                5,072,230
=========================================================================

PAPER PACKAGING-1.70%

Bemis Co., Inc.                                     95,300      2,626,468
-------------------------------------------------------------------------
Sonoco Products Co.                                 44,800      1,213,632
=========================================================================
                                                                3,840,100
=========================================================================

PHARMACEUTICALS-9.76%

Abbott Laboratories                                 86,300      4,242,508
-------------------------------------------------------------------------
Bristol-Myers Squibb Co.                            70,700      1,838,200
-------------------------------------------------------------------------
Johnson & Johnson                                   55,300      3,795,239
-------------------------------------------------------------------------
Lilly (Eli) & Co.                                   64,800      3,788,856
-------------------------------------------------------------------------
Merck & Co. Inc.                                    54,600      1,850,940
-------------------------------------------------------------------------
Pfizer Inc.                                        109,900      2,985,983
-------------------------------------------------------------------------
Wyeth                                               79,200      3,559,248
=========================================================================
                                                               22,060,974
=========================================================================

PROPERTY & CASUALTY INSURANCE-3.23%

Chubb Corp. (The)                                   14,200      1,161,276
-------------------------------------------------------------------------
MBIA Inc.                                           44,300      2,320,434
-------------------------------------------------------------------------
SAFECO Corp.                                        29,100      1,532,697
-------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                 63,700      2,280,460
=========================================================================
                                                                7,294,867
=========================================================================

PUBLISHING-1.65%

Gannett Co., Inc.                                   48,300      3,719,100
=========================================================================

REGIONAL BANKS-4.16%

Cullen/Frost Bankers, Inc.                          50,400      2,183,328
-------------------------------------------------------------------------
Fifth Third Bancorp                                 79,800      3,471,300
-------------------------------------------------------------------------
KeyCorp                                             27,700        918,532
-------------------------------------------------------------------------
North Fork Bancorp., Inc.                          100,300      2,823,445
=========================================================================
                                                                9,396,605
=========================================================================

RESTAURANTS-1.16%

Outback Steakhouse, Inc.                            64,700      2,613,880
=========================================================================

SEMICONDUCTORS-1.85%

Linear Technology Corp.                             76,100      2,719,814
-------------------------------------------------------------------------
Texas Instruments Inc.                              58,800      1,467,648
=========================================================================
                                                                4,187,462
=========================================================================

SOFT DRINKS-0.84%

PepsiCo, Inc.                                       34,200      1,902,888
=========================================================================

SPECIALTY CHEMICALS-0.89%

Ecolab Inc.                                         61,200      2,001,852
=========================================================================

SYSTEMS SOFTWARE-1.73%

Microsoft Corp.                                    154,300      3,903,790
=========================================================================


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-1.28%

Fannie Mae                                          53,700   $  2,897,115
=========================================================================

TOBACCO-1.64%

Altria Group, Inc.                                  56,900      3,697,931
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $188,882,699)                           201,308,132
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT

NOTES-0.15%

AEROSPACE & DEFENSE-0.04%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06(b)                    $    75,000         80,255
=========================================================================

ELECTRIC UTILITIES-0.07%

Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05(b)                        160,000        163,231
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.04%

General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%,
  01/30/06(b)                                      100,000         99,507
=========================================================================
    Total Notes (Cost $345,297)                                   342,993
=========================================================================

-------------------------------------------------------------------------
                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

U.S. TREASURY SECURITIES-2.64%

U.S. TREASURY BONDS-1.32%

U.S. Treasury Bonds 3.38%, 02/28/07(b)         $ 3,000,000   $  2,986,890
=========================================================================
U.S. TREASURY NOTES-1.32%

U.S. Treasury Notes 3.38%, 02/15/08(b)           3,000,000      2,973,750
=========================================================================
    Total U.S. Treasury Securities (Cost
      $5,946,516)                                               5,960,640
=========================================================================

                                                 SHARES

MONEY MARKET FUNDS-9.40%

Liquid Assets Portfolio-Institutional
  Class(c)                                      10,617,292     10,617,292
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)     10,617,292     10,617,292
=========================================================================
    Total Money Market Funds (Cost
      $21,234,584)                                             21,234,584
=========================================================================
TOTAL INVESTMENTS-101.27% (Cost $216,409,096)                 228,846,349
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.27%)                          (2,867,332)
=========================================================================
NET ASSETS-100.00%                                           $225,979,017
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Sr.     - Senior
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $3,412,653, which represented 1.49% of the Fund's Total Investments. See Note 1A.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at April 30, 2005 was $6,303,633, which represented 2.75% of the Fund's Total Investments. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $195,174,512)                                $207,611,765
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $21,234,584)                             21,234,584
===========================================================
    Total Investments (Cost $216,409,096)       228,846,349
===========================================================
Receivables for:
  Fund shares sold                                1,210,353
-----------------------------------------------------------
  Dividends and interest                            345,364
-----------------------------------------------------------
  Amount due from advisor                            11,600
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                9,468
-----------------------------------------------------------
Other assets                                         43,738
===========================================================
    Total assets                                230,466,872
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           3,723,382
-----------------------------------------------------------
  Fund shares reacquired                            539,581
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 11,342
-----------------------------------------------------------
Accrued distribution fees                           113,661
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,348
-----------------------------------------------------------
Accrued transfer agent fees                          62,910
-----------------------------------------------------------
Accrued operating expenses                           35,631
===========================================================
    Total liabilities                             4,487,855
===========================================================
Net assets applicable to shares outstanding    $225,979,017
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $211,394,141
-----------------------------------------------------------
Undistributed net investment income                 (11,634)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies,
  futures contracts and option contracts          2,159,257
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     12,437,253
===========================================================
                                               $225,979,017
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $122,983,450
___________________________________________________________
===========================================================
Class B                                        $ 72,925,778
___________________________________________________________
===========================================================
Class C                                        $ 30,069,789
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          10,367,511
___________________________________________________________
===========================================================
Class B                                           6,201,486
___________________________________________________________
===========================================================
Class C                                           2,560,358
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.86
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.86 divided by
      94.50%)                                  $      12.55
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.76
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.74
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,260)          $2,069,949
------------------------------------------------------------------------
Dividends from affiliated money market funds                     173,605
------------------------------------------------------------------------
Interest                                                          37,547
========================================================================
    Total investment income                                    2,281,101
========================================================================

EXPENSES:

Advisory fees                                                    642,106
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                    15,176
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        156,752
------------------------------------------------------------------------
  Class B                                                        294,641
------------------------------------------------------------------------
  Class C                                                        113,637
------------------------------------------------------------------------
Transfer agent fees                                              153,444
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          9,588
------------------------------------------------------------------------
Other                                                             92,468
========================================================================
    Total expenses                                             1,502,607
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                   (379,181)
========================================================================
    Net expenses                                               1,123,426
========================================================================
Net investment income                                          1,157,675
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                        2,180,972
------------------------------------------------------------------------
  Foreign currencies                                               3,267
------------------------------------------------------------------------
  Futures contracts                                               75,143
------------------------------------------------------------------------
  Option contracts written                                        78,340
========================================================================
                                                               2,337,722
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        3,187,353
------------------------------------------------------------------------
  Futures contracts                                               (9,390)
========================================================================
                                                               3,177,963
========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts and option contracts                       5,515,685
========================================================================
Net increase in net assets resulting from operations          $6,673,360
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,157,675    $    742,750
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts and option contracts           2,337,722       3,210,309
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and futures contracts         3,177,963       4,353,104
==========================================================================================
    Net increase in net assets resulting from operations         6,673,360       8,306,163
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (744,578)       (500,393)
------------------------------------------------------------------------------------------
  Class B                                                         (301,612)       (204,810)
------------------------------------------------------------------------------------------
  Class C                                                         (114,216)        (63,792)
==========================================================================================
    Total distributions from net investment income              (1,160,406)       (768,995)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (1,261,432)             --
------------------------------------------------------------------------------------------
  Class B                                                         (887,849)             --
------------------------------------------------------------------------------------------
  Class C                                                         (318,378)             --
==========================================================================================
    Total distributions from net realized gains                 (2,467,659)             --
==========================================================================================
    Decrease in net assets resulting from distributions         (3,628,065)       (768,995)
==========================================================================================
Share transactions-net:
  Class A                                                       57,986,046      37,536,817
------------------------------------------------------------------------------------------
  Class B                                                       26,003,571      21,106,883
------------------------------------------------------------------------------------------
  Class C                                                       14,414,920       8,543,492
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               98,404,537      67,187,192
==========================================================================================
    Net increase in net assets                                 101,449,832      74,724,360
==========================================================================================

NET ASSETS:

  Beginning of period                                          124,529,185      49,804,825
==========================================================================================
  End of period (including undistributed net investment
    income of $(11,634) and $(8,903), respectively)           $225,979,017    $124,529,185
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Diversified Dividend Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is growth of capital with a secondary investment objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.75%
--------------------------------------------------------------------
Next $1 billion                                               0.70%
--------------------------------------------------------------------
Over $2 billion                                               0.625%
____________________________________________________________________
====================================================================


    Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
____________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.00%, 1.65% and 1.65% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.50%, 2.15% and 2.15% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $375,928.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,433 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $153,444.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B and Class C shares paid $156,752, $294,641 and $113,637 respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $77,637 in front-end sales commissions from the sale of Class A shares and $3,249, $20,253 and $1,339 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 8,365,886      $22,196,490       $(19,945,084)         $   --         $10,617,292     $ 86,034       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             8,365,886       22,196,490        (19,945,084)             --          10,617,292       87,571           --
==================================================================================================================================
  Total           $16,731,772      $44,392,980       $(39,890,168)         $   --         $21,234,584     $173,605       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $393,147 and sales of $0, which resulted in net realized gain (loss) of $0.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $1,820.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $2,089 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                                --      $     --
-----------------------------------------------------------------------------------
Written                                                         1,319       116,594
-----------------------------------------------------------------------------------
Closed                                                         (1,083)      (93,157)
-----------------------------------------------------------------------------------
Exercised                                                        (236)      (23,437)
===================================================================================
End of period                                                      --      $     --
___________________________________________________________________________________
===================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of October 31, 2004.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $99,739,755 and $10,367,635, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $16,304,992
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (4,018,218)
===============================================================================
Net unrealized appreciation of investment securities              $12,286,774
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $216,559,575.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,604,962    $ 67,184,534     4,322,865    $ 48,449,001
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,909,016      34,579,161     2,496,183      27,796,432
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,395,359      16,564,227       891,143       9,870,802
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        156,144       1,861,646        41,472         465,571
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         91,265       1,078,872        16,701         185,244
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         34,015         401,510         5,270          58,491
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        196,320       2,348,312       186,137       2,093,587
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (197,993)     (2,348,312)     (187,728)     (2,093,587)
======================================================================================================================
Reacquired:
  Class A                                                     (1,121,645)    (13,408,446)   (1,198,931)    (13,471,342)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (615,674)     (7,306,150)     (432,094)     (4,781,206)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (216,169)     (2,550,817)     (125,008)     (1,385,801)
======================================================================================================================
                                                               8,235,600    $ 98,404,537     6,016,010    $ 67,187,192
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 12--SIGNIFICANT EVENT

The Board of Trustees of the Trust ("Buyer") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Buying Fund") a series of Buyer, would acquire all of the assets of AIM Core Stock Fund ("Selling Fund"), a series of AIM Combination Stock & Bond Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

    The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                                        DECEMBER 31, 2001
                                                              SIX MONTHS           YEAR ENDED           (DATE OPERATIONS
                                                                ENDED             OCTOBER 31,             COMMENCED) TO
                                                              APRIL 30,        ------------------          OCTOBER 31,
                                                                 2005           2004       2003               2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  11.48        $ 10.26    $  8.70            $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.10(a)        0.14       0.06(b)           (0.03)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.59           1.23       1.54              (1.27)
=========================================================================================================================
    Total from investment operations                               0.69           1.37       1.60              (1.30)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.10)         (0.15)     (0.04)                --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.21)            --         --                 --
=========================================================================================================================
    Total distributions                                           (0.31)         (0.15)     (0.04)                --
=========================================================================================================================
Net asset value, end of period                                 $  11.86        $ 11.48    $ 10.26            $  8.70
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                    5.98%         13.36%     18.39%            (13.00)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $122,983        $63,513    $22,375            $ 7,834
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.00%(d)       1.00%      1.51%              1.75%(e)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.45%(d)       1.70%      2.12%              4.26%(e)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets        1.66%(a)(d)    1.27%      0.65%             (0.34)%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                                            7%            30%        72%                42%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.09 and 1.38%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $90,314,821.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                                        DECEMBER 31, 2001
                                                              SIX MONTHS           YEAR ENDED           (DATE OPERATIONS
                                                                ENDED             OCTOBER 31,             COMMENCED) TO
                                                              APRIL 30,        ------------------          OCTOBER 31,
                                                                 2005           2004       2003               2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.38         $ 10.17    $  8.65            $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06(a)         0.07       0.00(b)           (0.08)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.59            1.21       1.53              (1.27)
=========================================================================================================================
    Total from investment operations                              0.65            1.28       1.53              (1.35)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.06)          (0.07)     (0.01)                --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.21)             --         --                 --
=========================================================================================================================
    Total distributions                                          (0.27)          (0.07)     (0.01)                --
=========================================================================================================================
Net asset value, end of period                                 $ 11.76         $ 11.38    $ 10.17            $  8.65
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   5.67%          12.63%     17.67%            (13.50)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $72,926         $45,700    $21,582            $ 7,100
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.65%(d)        1.65%      2.16%              2.40%(e)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.10%(d)        2.35%      2.77%              4.91%(e)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       1.01%(a)(d)     0.62%      0.00%             (0.99)%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                                           7%             30%        72%                42%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.05 and 0.73%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $59,416,500.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                                                       DECEMBER 31, 2001
                                                              SIX MONTHS          YEAR ENDED           (DATE OPERATIONS
                                                                ENDED             OCTOBER 31,            COMMENCED) TO
                                                              APRIL 30,        -----------------          OCTOBER 31,
                                                                 2005           2004       2003              2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.37         $ 10.16    $ 8.65            $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06(a)         0.07      0.00(b)           (0.08)(b)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.58            1.21      1.52              (1.27)
========================================================================================================================
    Total from investment operations                              0.64            1.28      1.52              (1.35)
========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.06)          (0.07)    (0.01)                --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.21)             --        --                 --
========================================================================================================================
    Total distributions                                          (0.27)          (0.07)    (0.01)                --
========================================================================================================================
Net asset value, end of period                                 $ 11.74         $ 11.37    $10.16            $  8.65
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                                   5.59%          12.64%    17.55%            (13.50)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $30,070         $15,316    $5,848            $ 1,116
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.65%(d)        1.65%     2.16%              2.40%(e)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.10%(d)        2.35%     2.77%              4.91%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net assets       1.01%(a)(d)     0.62%     0.00%             (0.99)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                           7%             30%       72%                42%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.05 and 0.73%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $22,915,866.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.87%

ADVERTISING-4.96%

Interpublic Group of Cos., Inc. (The)(a)         562,200   $  7,229,892
-----------------------------------------------------------------------
Omnicom Group Inc.                               137,600     11,407,040
=======================================================================
                                                             18,636,932
=======================================================================

AEROSPACE & DEFENSE-1.53%

Honeywell International Inc.                     160,300      5,732,328
=======================================================================

ALUMINUM-1.33%

Alcoa Inc.                                       171,500      4,976,930
=======================================================================

APPAREL RETAIL-1.68%

Gap, Inc. (The)                                  295,700      6,313,195
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.95%

Bank of New York Co., Inc. (The)                 262,600      7,337,044
=======================================================================

BUILDING PRODUCTS-1.97%

Masco Corp.                                      235,200      7,406,448
=======================================================================

COMMUNICATIONS EQUIPMENT-0.87%

Motorola, Inc.                                   213,200      3,270,488
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.81%

Deere & Co.                                       48,800      3,051,952
=======================================================================

CONSUMER ELECTRONICS-3.07%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)             191,970      4,758,936
-----------------------------------------------------------------------
Sony Corp.-ADR (Japan)                           184,700      6,780,337
=======================================================================
                                                             11,539,273
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.04%

Ceridian Corp.(a)                                291,700      4,920,979
-----------------------------------------------------------------------
First Data Corp.                                 269,700     10,256,691
=======================================================================
                                                             15,177,670
=======================================================================

DIVERSIFIED CHEMICALS-0.67%

Dow Chemical Co. (The)                            54,600      2,507,778
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.31%

Cendant Corp.                                    435,600      8,672,796
=======================================================================

ENVIRONMENTAL SERVICES-2.86%

Waste Management, Inc.                           376,550     10,727,910
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


FOOD RETAIL-3.07%

Kroger Co. (The)(a)                              404,600   $  6,380,542
-----------------------------------------------------------------------
Safeway Inc.(a)                                  240,800      5,126,632
=======================================================================
                                                             11,507,174
=======================================================================

GENERAL MERCHANDISE STORES-2.07%

Target Corp.                                     167,600      7,776,640
=======================================================================

HEALTH CARE DISTRIBUTORS-6.18%

Cardinal Health, Inc.                            264,600     14,703,822
-----------------------------------------------------------------------
McKesson Corp.                                   230,100      8,513,700
=======================================================================
                                                             23,217,522
=======================================================================

HEALTH CARE EQUIPMENT-1.64%

Baxter International Inc.                        165,800      6,151,180
=======================================================================

HEALTH CARE FACILITIES-2.51%

HCA Inc.                                         168,400      9,403,456
=======================================================================

INDUSTRIAL CONGLOMERATES-5.89%

General Electric Co.                             225,500      8,163,100
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                445,800     13,957,998
=======================================================================
                                                             22,121,098
=======================================================================

INDUSTRIAL MACHINERY-2.07%

Illinois Tool Works Inc.                          92,515      7,754,607
=======================================================================

INVESTMENT BANKING & BROKERAGE-3.98%

Merrill Lynch & Co., Inc.                        123,800      6,676,534
-----------------------------------------------------------------------
Morgan Stanley                                   157,000      8,261,340
=======================================================================
                                                             14,937,874
=======================================================================

MANAGED HEALTH CARE-3.23%

WellPoint, Inc.(a)                                95,000     12,136,250
=======================================================================

MOVIES & ENTERTAINMENT-2.50%

Walt Disney Co. (The)                            356,100      9,401,040
=======================================================================

MULTI-LINE INSURANCE-2.19%

Hartford Financial Services Group, Inc. (The)    113,600      8,221,232
=======================================================================

OIL & GAS DRILLING-2.54%

Transocean Inc. (Cayman Islands)(a)              205,377      9,523,332
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-4.84%

Halliburton Co.                                  257,100     10,692,789
-----------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                  109,100      7,463,531
=======================================================================
                                                             18,156,320
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-6.41%

Citigroup Inc.                                   275,619   $ 12,943,068
-----------------------------------------------------------------------
JPMorgan Chase & Co.                             313,356     11,121,004
=======================================================================
                                                             24,064,072
=======================================================================

PACKAGED FOODS & MEATS-3.02%

Kraft Foods Inc.-Class A                         170,300      5,519,423
-----------------------------------------------------------------------
Unilever N.V. (Netherlands)(b)                    90,300      5,811,540
=======================================================================
                                                             11,330,963
=======================================================================

PHARMACEUTICALS-8.14%

Pfizer Inc.                                      320,700      8,713,419
-----------------------------------------------------------------------
Sanofi-Aventis (France)(b)                       159,452     14,119,923
-----------------------------------------------------------------------
Wyeth                                            172,300      7,743,162
=======================================================================
                                                             30,576,504
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.31%

ACE Ltd. (Cayman Islands)                        201,800      8,669,328
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


SYSTEMS SOFTWARE-2.93%

Computer Associates International, Inc.          408,499   $ 10,988,623
=======================================================================

THRIFTS & MORTGAGE FINANCE-3.30%

Fannie Mae                                       168,300      9,079,785
-----------------------------------------------------------------------
Freddie Mac                                       54,000      3,322,080
=======================================================================
                                                             12,401,865
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $302,771,714)                         363,689,824
=======================================================================

MONEY MARKET FUNDS-3.06%

Liquid Assets Portfolio-Institutional
  Class(c)                                     5,736,779      5,736,779
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    5,736,779      5,736,779
=======================================================================
    Total Money Market Funds (Cost
      $11,473,558)                                           11,473,558
=======================================================================
TOTAL INVESTMENTS-99.93% (Cost $314,245,272)                375,163,382
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.07%                             275,719
=======================================================================
NET ASSETS-100.00%                                         $375,439,101
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $19,931,463, which represented 5.31% of the Fund's Total Investments. See
    Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $302,771,714)                                $363,689,824
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $11,473,558)                             11,473,558
===========================================================
     Total Investments (Cost $314,245,272)      375,163,382
===========================================================
Receivables for:
  Fund shares sold                                  745,253
-----------------------------------------------------------
  Dividends                                         500,618
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               51,360
-----------------------------------------------------------
Other assets                                         89,417
===========================================================
     Total assets                               376,550,030
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                            704,724
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                68,018
-----------------------------------------------------------
Accrued distribution fees                           150,246
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,524
-----------------------------------------------------------
Accrued transfer agent fees                         147,023
-----------------------------------------------------------
Accrued operating expenses                           39,394
===========================================================
     Total liabilities                            1,110,929
===========================================================
Net assets applicable to shares outstanding    $375,439,101
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $333,357,486
-----------------------------------------------------------
Undistributed net investment income (loss)          (89,162)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (18,747,333)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     60,918,110
===========================================================
                                               $375,439,101
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $140,880,232
___________________________________________________________
===========================================================
Class B                                        $ 77,068,743
___________________________________________________________
===========================================================
Class C                                        $ 30,095,298
___________________________________________________________
===========================================================
Class R                                        $  1,194,675
___________________________________________________________
===========================================================
Investor Class                                 $ 65,423,626
___________________________________________________________
===========================================================
Institutional Class                            $ 60,776,527
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          10,773,984
___________________________________________________________
===========================================================
Class B                                           6,079,460
___________________________________________________________
===========================================================
Class C                                           2,374,129
___________________________________________________________
===========================================================
Class R                                              91,810
___________________________________________________________
===========================================================
Investor Class                                    4,995,913
___________________________________________________________
===========================================================
Institutional Class                               4,622,747
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.08
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $13.08 divided by
       94.50%)                                 $      13.84
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      12.68
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      12.68
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $      13.01
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
     share                                     $      13.10
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $      13.15
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $26,330)         $ 2,699,471
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $8,916 after rebates of
  $35,363)                                                        128,259
=========================================================================
    Total investment income                                     2,827,730
=========================================================================

EXPENSES:

Advisory fees                                                   1,138,942
-------------------------------------------------------------------------
Administrative services fees                                       68,454
-------------------------------------------------------------------------
Custodian fees                                                     18,994
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         261,313
-------------------------------------------------------------------------
  Class B                                                         419,614
-------------------------------------------------------------------------
  Class C                                                         156,005
-------------------------------------------------------------------------
  Class R                                                           2,922
-------------------------------------------------------------------------
  Investor Class                                                   87,870
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R and Investor              524,634
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          1,667
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          13,448
-------------------------------------------------------------------------
Other                                                             174,643
=========================================================================
    Total expenses                                              2,868,506
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (8,667)
=========================================================================
    Net expenses                                                2,859,839
=========================================================================
Net investment income (loss)                                      (32,109)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         1,821,318
-------------------------------------------------------------------------
  Foreign currencies                                              (19,436)
=========================================================================
                                                                1,801,882
=========================================================================
Change in net unrealized appreciation of Investment
  securities                                                   19,319,428
=========================================================================
Net gain from investment securities and foreign currencies     21,121,310
=========================================================================
Net increase in net assets resulting from operations          $21,089,201
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (32,109)   $   (318,275)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   1,801,882      12,500,527
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  19,319,428      13,417,119
==========================================================================================
    Net increase in net assets resulting from operations        21,089,201      25,599,371
==========================================================================================
Share transactions-net:
  Class A                                                      (18,270,630)     18,535,871
------------------------------------------------------------------------------------------
  Class B                                                      (12,647,890)     (1,304,921)
------------------------------------------------------------------------------------------
  Class C                                                       (2,437,776)      2,160,392
------------------------------------------------------------------------------------------
  Class R                                                          147,432         365,393
------------------------------------------------------------------------------------------
  Investor Class                                                (9,401,985)     62,887,146
------------------------------------------------------------------------------------------
  Institutional Class                                           40,755,289      18,632,135
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (1,855,560)    101,276,016
==========================================================================================
    Net increase in net assets                                  19,233,641     126,875,387
==========================================================================================

NET ASSETS:

  Beginning of period                                          356,205,460     229,330,073
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(89,162) and $(57,053), respectively)   $375,439,101    $356,205,460
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $1 billion                                                0.60%
----------------------------------------------------------------------
Next $1 billion                                                 0.575%
----------------------------------------------------------------------
Over $2 billion                                                 0.55%
______________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $1,251.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $2,910 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $68,454.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $524,634 for Class A, Class B, Class C, Class R and Investor Class share classes and $1,667 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $261,313, $419,614, $156,005, $2,922, $87,870, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $28,704 in front-end sales commissions from the sale of Class A shares and $30, $16,357, $2,041 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                  UNREALIZED
                 MARKET VALUE     PURCHASES       PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               10/31/04        AT COST       FROM SALES     (DEPRECIATION)      04/30/05       INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 3,790,466     $21,764,963    $(19,818,650)       $   --        $ 5,736,779     $ 59,148       $   --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            3,790,466     21,764,963     (19,818,650)            --          5,736,779       60,195           --
==========================================================================================================================
  SUBTOTAL       $ 7,580,932     $43,529,926    $(39,637,300)       $   --        $11,473,558     $119,343       $   --
__________________________________________________________________________________________________________________________
==========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                  UNREALIZED
                 MARKET VALUE     PURCHASES       PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               10/31/04        AT COST       FROM SALES     (DEPRECIATION)      04/30/05       INCOME*     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class          $ 7,196,450     $31,235,303    $(38,431,753)       $   --        $        --     $  8,916       $   --
==========================================================================================================================
  TOTAL          $14,777,382     $74,765,229    $(78,069,053)       $   --        $11,473,558     $128,259       $   --
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Net of rebates

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $4,506.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $2,501 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, there were no securities on loan to brokers. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $8,916 for securities lending transactions, which are net of rebates.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2010                                                 $ 9,120,472
-----------------------------------------------------------------------------
October 31, 2011                                                   9,531,242
=============================================================================
Total capital loss carryforward                                  $18,651,714
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $16,952,459 and $24,305,793, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 72,261,886
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (13,199,749)
==============================================================================
Net unrealized appreciation of investment securities             $ 59,062,137
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $316,101,245.

NOTE 10--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                         CHANGES IN SHARES OUTSTANDING (A)(B)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,329,019    $ 17,541,983     4,797,896    $ 59,721,792
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        445,547       5,713,018     1,918,978      23,316,127
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        278,358       3,587,900       753,705       9,128,932
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         27,239         358,135        54,757         677,970
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 392,698       5,210,814     1,838,069      22,849,380
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                       3,283,721      43,083,544     1,526,455      18,788,116
======================================================================================================================
Issued in connection with acquisitions(d)
  Class A                                                             --              --        23,582         268,604
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        31,404         350,200
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       100,704       1,122,781
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                      --              --     7,662,600      87,273,020
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        221,997       2,936,727       467,293       5,834,860
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (228,630)     (2,936,727)     (478,951)     (5,834,860)
======================================================================================================================
Reacquired:
  Class A                                                     (2,932,777)    (38,749,340)   (3,841,386)    (47,289,385)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,201,954)    (15,424,181)   (1,581,802)    (19,136,388)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (470,284)     (6,025,676)     (671,051)     (8,091,321)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (15,964)       (210,703)      (25,935)       (312,577)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (1,100,927)    (14,612,799)   (3,812,184)    (47,235,254)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                        (174,789)     (2,328,255)      (12,640)       (155,981)
======================================================================================================================
                                                                (146,746)   $ (1,855,560)    8,751,494    $101,276,016
______________________________________________________________________________________________________________________
======================================================================================================================

(a) 13% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are also advised by AIM.
(b) There are two entities that are record owners of more than 5% of the outstanding shares of the fund and they own 15% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund. AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(c)  Institutional Class shares commenced sales on April 30, 2004.
(d) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Value Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Value Equity Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 7,818,290 shares of the Fund for 4,958,149 shares of INVESCO Value Equity Fund outstanding as of the close of business on October 31, 2003. INVESCO Value Equity Fund's net assets at that date of $89,014,605, including $14,973,392 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $229,149,218.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                         ----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                                   YEAR ENDED OCTOBER 31,
                                         APRIL 30,          ---------------------------------------------------------------------
                                            2005              2004            2003            2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  12.36          $  11.39        $   9.20         $ 10.94        $ 12.05        $ 9.40
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                0.01(a)           0.01(a)        (0.00)(a)        0.01(a)        0.02(a)       0.07(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            0.71              0.96            2.19           (1.75)         (1.07)         2.88
=================================================================================================================================
    Total from investment operations          0.72              0.97            2.19           (1.74)         (1.05)         2.95
=================================================================================================================================
Less distributions:
  Dividends from net investment income          --                --              --              --          (0.04)        (0.18)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --                --              --              --          (0.02)        (0.12)
=================================================================================================================================
    Total distributions                         --                --              --              --          (0.06)        (0.30)
=================================================================================================================================
Net asset value, end of period            $  13.08          $  12.36        $  11.39         $  9.20        $ 10.94        $12.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                               5.83%             8.52%          23.80%         (15.90)%        (8.74)%       32.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $140,880          $150,190        $121,980         $94,387        $68,676        $5,888
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                            1.41%(c)          1.33%           1.42%           1.38%          1.27%         1.25%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.41%(c)          1.35%           1.42%           1.38%          1.36%         8.21%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                       0.09%(c)          0.11%          (0.01)%          0.11%          0.17%         0.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                       5%               32%             41%             37%            18%           57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $150,588,976.
(d)  Not annualized for periods less than one year.

                                                                            CLASS B
                               --------------------------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                               SIX MONTHS                                                                           (DATE SALES
                                 ENDED                             YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                               APRIL 30,           -------------------------------------------------------          OCTOBER 31,
                                  2005              2004            2003            2002            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $ 12.02            $ 11.15         $  9.07         $ 10.86         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                        (0.04)(a)          (0.07)(a)       (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                0.70               0.94            2.15           (1.73)          (1.05)              1.17
=================================================================================================================================
    Total from investment
      operations                   0.66               0.87            2.08           (1.79)          (1.11)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income                --                 --              --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                   --                 --              --              --           (0.02)                --
=================================================================================================================================
    Total distributions              --                 --              --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of
  period                        $ 12.68            $ 12.02         $ 11.15         $  9.07         $ 10.86             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                    5.49%              7.80%          22.93%         (16.48)%         (9.25)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $77,069            $84,896         $80,018         $63,977         $58,681             $2,815
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements         2.06%(c)           1.98%           2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements         2.06%(c)           2.00%           2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                      (0.56)%(c)         (0.54)%         (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)            5%                32%             41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $84,618,368.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                            CLASS C
                               --------------------------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                               SIX MONTHS                                                                           (DATE SALES
                                 ENDED                             YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                               APRIL 30,           -------------------------------------------------------          OCTOBER 31,
                                  2005              2004            2003            2002            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $ 12.02            $ 11.15         $  9.07         $ 10.85         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                        (0.04)(a)          (0.07)(a)       (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                0.70               0.94            2.15           (1.72)          (1.06)              1.17
=================================================================================================================================
    Total from investment
      operations                   0.66               0.87            2.08           (1.78)          (1.12)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income                --                 --              --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                   --                 --              --              --           (0.02)                --
=================================================================================================================================
    Total distributions              --                 --              --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of
  period                        $ 12.68            $ 12.02         $ 11.15         $  9.07         $ 10.85             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                    5.49%              7.80%          22.93%         (16.41)%         (9.33)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $30,095            $30,835         $26,566         $21,775         $20,680             $1,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements         2.06%(c)           1.98%           2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements         2.06%(c)           2.00%           2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                      (0.56)%(c)         (0.54)%         (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)            5%                32%             41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,459,631.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                           CLASS R
                                                              -----------------------------------------------------------------
                                                                                                                  JUNE 3, 2002
                                                              SIX MONTHS                 YEAR ENDED                (DATE SALES
                                                                ENDED                    OCTOBER 31,              COMMENCED) TO
                                                              APRIL 30,             ---------------------          OCTOBER 31,
                                                                 2005                2004           2003              2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.31              $11.36         $ 9.20            $ 11.60
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)(a)           (0.01)(a)      (0.02)(a)          (0.00)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.70                0.96           2.18              (2.40)
===============================================================================================================================
    Total from investment operations                              0.70                0.95           2.16              (2.40)
===============================================================================================================================
Net asset value, end of period                                  $13.01              $12.31         $11.36            $  9.20
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   5.69%               8.36%         23.48%            (20.69)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,195              $  991         $  588            $     8
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           1.56%(c)            1.48%(d)       1.57%              1.54%(e)
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.06)%(c)          (0.04)%        (0.16)%            (0.05)%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                           5%                 32%            41%                37%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,178,440.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.50% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                  INVESTOR CLASS
                                                              -------------------------------------------------------
                                                                                                   SEPTEMBER 30, 2003
                                                              SIX MONTHS                              (DATE SALES
                                                                ENDED           YEAR ENDED           COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,           OCTOBER 31,
                                                                 2005              2004                   2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.37            $ 11.39                $10.98
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01(a)            0.03(a)             (0.00)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.72               0.95                  0.41
=====================================================================================================================
    Total from investment operations                              0.73               0.98                  0.41
=====================================================================================================================
Net asset value, end of period                                 $ 13.10            $ 12.37                $11.39
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                   5.90%              8.60%                 3.73%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $65,424            $70,548                $  178
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                           1.31%(c)           1.24%(d)              1.25%(e)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets       0.19%(c)           0.20%                 0.16%(e)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(f)                                           5%                32%                   41%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $70,878,492.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.25% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                 APRIL 30, 2004
                                                              SIX MONTHS          (DATE SALES
                                                                ENDED            COMMENCED) TO
                                                              APRIL 30,           OCTOBER 31,
                                                                 2005                 2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.38              $ 12.62
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05(a)              0.04(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.72                (0.28)
===============================================================================================
    Total from investment operations                              0.77                (0.24)
===============================================================================================
Net asset value, end of period                                 $ 13.15              $ 12.38
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   6.22%               (1.90)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $60,777              $18,745
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                           0.75%(c)             0.80%(d)(e)
===============================================================================================
Ratio of net investment income to average net assets              0.75%(c)             0.64%(e)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           5%                  32%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $44,099,689.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.35%

AEROSPACE & DEFENSE-4.72%

Boeing Co. (The)                                  142,000   $  8,451,840
------------------------------------------------------------------------
General Dynamics Corp.                             55,000      5,777,750
------------------------------------------------------------------------
Precision Castparts Corp.                         105,000      7,734,300
------------------------------------------------------------------------
Rockwell Collins, Inc.                            170,000      7,799,600
------------------------------------------------------------------------
United Technologies Corp.                          56,200      5,716,664
========================================================================
                                                              35,480,154
========================================================================

AIR FREIGHT & LOGISTICS-0.62%

FedEx Corp.                                        55,000      4,672,250
========================================================================

APPAREL RETAIL-1.94%

Abercrombie & Fitch Co.-Class A                   170,000      9,171,500
------------------------------------------------------------------------
Chico's FAS, Inc.(a)(b)                           210,000      5,382,300
========================================================================
                                                              14,553,800
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.70%

Coach, Inc.(a)                                    196,000      5,252,800
========================================================================

APPLICATION SOFTWARE-1.12%

Autodesk, Inc.                                    264,000      8,403,120
========================================================================

COMMUNICATIONS EQUIPMENT-1.67%

Cisco Systems, Inc.(a)                            493,440      8,526,643
------------------------------------------------------------------------
Motorola, Inc.                                    260,000      3,988,400
========================================================================
                                                              12,515,043
========================================================================

COMPUTER HARDWARE-5.86%

Apple Computer, Inc.(a)                           208,000      7,500,480
------------------------------------------------------------------------
Dell Inc.(a)                                      896,600     31,228,578
------------------------------------------------------------------------
NCR Corp.(a)                                      162,000      5,346,000
========================================================================
                                                              44,075,058
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.73%

Seagate Technology (Cayman Islands)(a)            310,000      5,449,800
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.72%

PACCAR Inc.                                        80,000      5,432,000
========================================================================

CONSUMER FINANCE-2.54%

SLM Corp.                                         401,000     19,103,640
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

DEPARTMENT STORES-2.29%

J.C. Penney Co., Inc.                             124,000   $  5,878,840
------------------------------------------------------------------------
Nordstrom, Inc.                                   223,000     11,335,090
========================================================================
                                                              17,213,930
========================================================================

DIVERSIFIED METALS & MINING-0.65%

Southern Peru Copper Corp.(b)                      95,000      4,858,300
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.17%

Rockwell Automation, Inc.                         191,000      8,829,930
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.59%

Monsanto Co.                                      204,000     11,958,480
========================================================================

FOOTWEAR-2.03%

NIKE, Inc.-Class B                                199,000     15,285,190
========================================================================

HEALTH CARE EQUIPMENT-3.18%

Bard (C.R.), Inc.(b)                              100,000      7,117,000
------------------------------------------------------------------------
Becton, Dickinson & Co.                           287,000     16,795,240
========================================================================
                                                              23,912,240
========================================================================

HEALTH CARE FACILITIES-2.08%

HCA Inc.(b)                                       280,000     15,635,200
========================================================================

HEALTH CARE SERVICES-2.19%

Medco Health Solutions, Inc.(a)                   125,000      6,371,250
------------------------------------------------------------------------
Quest Diagnostics Inc.                             95,000     10,051,000
========================================================================
                                                              16,422,250
========================================================================

HEALTH CARE SUPPLIES-2.76%

Alcon, Inc. (Switzerland)(a)                      213,700     20,728,900
========================================================================

HOME IMPROVEMENT RETAIL-1.06%

Home Depot, Inc. (The)                            225,000      7,958,250
========================================================================

HOMEBUILDING-1.83%

D.R. Horton, Inc.(b)                              240,000      7,320,000
------------------------------------------------------------------------
NVR, Inc.(a)(b)                                     9,000      6,465,150
========================================================================
                                                              13,785,150
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.68%

Marriott International, Inc.-Class A               81,000      5,082,750
========================================================================

HOUSEHOLD PRODUCTS-2.62%

Clorox Co. (The)(b)                               130,000      8,229,000
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-(CONTINUED)

Procter & Gamble Co. (The)                        212,000   $ 11,479,800
========================================================================
                                                              19,708,800
========================================================================

HOUSEWARES & SPECIALTIES-1.16%

Fortune Brands, Inc.                              103,000      8,711,740
========================================================================

HYPERMARKETS & SUPER CENTERS-0.76%

Costco Wholesale Corp.(b)                         140,000      5,681,200
========================================================================

INDUSTRIAL CONGLOMERATES-0.86%

Tyco International Ltd. (Bermuda)                 207,000      6,481,170
========================================================================

INTEGRATED OIL & GAS-4.77%

BP PLC-ADR (United Kingdom)                       143,000      8,708,700
------------------------------------------------------------------------
Chevron Corp.                                     221,000     11,492,000
------------------------------------------------------------------------
ConocoPhillips                                    149,000     15,622,650
========================================================================
                                                              35,823,350
========================================================================

INTERNET SOFTWARE & SERVICES-0.70%

VeriSign, Inc.(a)                                 200,000      5,292,000
========================================================================

INVESTMENT BANKING & BROKERAGE-3.99%

Bear Stearns Cos. Inc. (The)                       71,000      6,720,860
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   106,000     11,319,740
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     130,000     11,923,600
========================================================================
                                                              29,964,200
========================================================================

IT CONSULTING & OTHER SERVICES-1.18%

Accenture Ltd.-Class A (Bermuda)(a)               409,000      8,875,300
========================================================================

MANAGED HEALTH CARE-7.05%

Aetna Inc.                                        248,000     18,195,760
------------------------------------------------------------------------
UnitedHealth Group Inc.                           267,000     25,234,170
------------------------------------------------------------------------
WellPoint, Inc.(a)                                 75,000      9,581,250
========================================================================
                                                              53,011,180
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.80%

Apache Corp.                                      100,000      5,629,000
------------------------------------------------------------------------
Devon Energy Corp.                                175,000      7,904,750
========================================================================
                                                              13,533,750
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-2.09%

Valero Energy Corp.                               229,000     15,693,370
========================================================================

PACKAGED FOODS & MEATS-1.11%

Hershey Co. (The)                                 130,000      8,307,000
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

PERSONAL PRODUCTS-3.48%

Gillette Co. (The)                                506,000   $ 26,129,840
========================================================================

PHARMACEUTICALS-6.95%

Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(b)                                     203,000      6,309,240
------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)          128,000      6,470,400
------------------------------------------------------------------------
Johnson & Johnson                                 491,000     33,697,330
------------------------------------------------------------------------
Sanofi-Aventis-ADR (France)                       130,000      5,768,100
========================================================================
                                                              52,245,070
========================================================================

PROPERTY & CASUALTY INSURANCE-0.94%

Allstate Corp. (The)                              126,000      7,076,160
========================================================================

RAILROADS-0.71%

Norfolk Southern Corp.                            170,000      5,338,000
========================================================================

RESTAURANTS-4.14%

Darden Restaurants, Inc.                          265,000      7,950,000
------------------------------------------------------------------------
McDonald's Corp.                                  250,000      7,327,500
------------------------------------------------------------------------
Yum! Brands, Inc.                                 337,000     15,825,520
========================================================================
                                                              31,103,020
========================================================================

SEMICONDUCTORS-1.18%

Intel Corp.                                       149,000      3,504,480
------------------------------------------------------------------------
National Semiconductor Corp.                      283,000      5,399,640
========================================================================
                                                               8,904,120
========================================================================

SOFT DRINKS-1.08%

PepsiCo, Inc.                                     146,000      8,123,440
========================================================================

SPECIALTY STORES-2.02%

Staples, Inc.                                     796,000     15,179,720
========================================================================

STEEL-1.83%

Nucor Corp.(b)                                    184,000      9,402,400
------------------------------------------------------------------------
United States Steel Corp.                         102,000      4,361,520
========================================================================
                                                              13,763,920
========================================================================

SYSTEMS SOFTWARE-3.93%

Adobe Systems Inc.                                239,000     14,213,330
------------------------------------------------------------------------
Microsoft Corp.                                   429,280     10,860,784
------------------------------------------------------------------------
Oracle Corp.(a)                                   389,000      4,496,840
========================================================================
                                                              29,570,954
========================================================================

THRIFTS & MORTGAGE FINANCE-1.87%

Countrywide Financial Corp.                       389,000     14,077,910
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $669,535,613)                          739,203,449
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-2.38%

Liquid Assets Portfolio-Institutional
  Class(c)                                      8,940,682   $  8,940,682
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)     8,940,682      8,940,682
========================================================================
    Total Money Market Funds (Cost
      $17,881,364)                                            17,881,364
========================================================================
TOTAL INVESTMENTS-100.73% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $687,416,977)                757,084,813
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-4.43%

STIC Prime Portfolio-Institutional
  Class(c)(d)                                  33,327,138   $ 33,327,138
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $33,327,138)                                      33,327,138
========================================================================
TOTAL INVESTMENTS-105.16% (Cost $720,744,115)                790,411,951
========================================================================
OTHER ASSETS LESS LIABILITIES-(5.16%)                        (38,818,675)
========================================================================
NET ASSETS-100.00%                                          $751,593,276
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $669,535,613)*                             $   739,203,449
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $51,208,502)                        51,208,502
============================================================
     Total investments (cost $720,744,115)       790,411,951
============================================================
Receivables for:
  Fund shares sold                                 1,098,975
------------------------------------------------------------
  Dividends                                          708,237
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  157,296
------------------------------------------------------------
Other assets                                         103,576
============================================================
     Total assets                                792,480,035
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            5,587,618
------------------------------------------------------------
  Fund shares reacquired                             999,519
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                201,036
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       33,327,138
------------------------------------------------------------
Accrued distribution fees                            247,691
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,315
------------------------------------------------------------
Accrued transfer agent fees                          486,221
------------------------------------------------------------
Accrued operating expenses                            35,221
============================================================
     Total liabilities                            40,886,759
============================================================
Net assets applicable to shares outstanding  $   751,593,276
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 2,297,925,258
------------------------------------------------------------
Undistributed net investment income                  (88,320)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                       (1,615,911,498)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                      69,667,836
============================================================
                                             $   751,593,276
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $   186,431,217
____________________________________________________________
============================================================
Class B                                      $   105,857,250
____________________________________________________________
============================================================
Class C                                      $    47,817,195
____________________________________________________________
============================================================
Class R                                      $     2,131,582
____________________________________________________________
============================================================
Investor Class                               $   350,468,858
____________________________________________________________
============================================================
Institutional Class                          $    58,887,174
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           20,166,877
____________________________________________________________
============================================================
Class B                                           11,921,117
____________________________________________________________
============================================================
Class C                                            5,382,267
____________________________________________________________
============================================================
Class R                                              231,509
____________________________________________________________
============================================================
Investor Class                                    37,721,028
____________________________________________________________
============================================================
Institutional Class                                6,332,814
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          9.24
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.24 divided by
       94.50%)                               $          9.78
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $          8.88
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $          8.88
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                   $          9.21
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                   $          9.29
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $          9.30
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $32,769,431 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,646)          $  5,990,107
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $14,847 after rebates of
  $161,510)                                                        140,372
==========================================================================
    Total investment income                                      6,130,479
==========================================================================

EXPENSES:

Advisory fees                                                    2,914,287
--------------------------------------------------------------------------
Administrative services fees                                       114,166
--------------------------------------------------------------------------
Custodian fees                                                      38,813
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          331,943
--------------------------------------------------------------------------
  Class B                                                          571,187
--------------------------------------------------------------------------
  Class C                                                          253,087
--------------------------------------------------------------------------
  Class R                                                            7,121
--------------------------------------------------------------------------
  Investor Class                                                   365,984
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R & Investor               1,408,294
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           6,130
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           20,696
--------------------------------------------------------------------------
Other                                                              300,139
==========================================================================
    Total expenses                                               6,331,847
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (244,157)
==========================================================================
    Net expenses                                                 6,087,690
==========================================================================
Net investment income                                               42,789
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities (includes gains
  from securities sold to affiliates of $2,126,225)             25,807,818
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (19,161,150)
==========================================================================
Net gain from investment securities                              6,646,668
==========================================================================
Net increase in net assets resulting from operations          $  6,689,457
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $     42,789    $ (6,606,212)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  25,807,818      98,213,764
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (19,161,150)    (67,692,338)
==========================================================================================
    Net increase in net assets resulting from operations         6,689,457      23,915,214
==========================================================================================
Share transactions-net:
  Class A                                                        7,685,475      18,678,547
------------------------------------------------------------------------------------------
  Class B                                                       (8,148,920)    (12,082,083)
------------------------------------------------------------------------------------------
  Class C                                                         (907,138)      3,097,603
------------------------------------------------------------------------------------------
  Class R                                                         (679,048)        574,491
------------------------------------------------------------------------------------------
  Investor Class                                               (31,720,180)    361,821,129
------------------------------------------------------------------------------------------
  Institutional Class                                           37,968,651      22,063,157
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                                4,198,840     394,152,844
==========================================================================================
    Net increase in net assets                                  10,888,297     418,068,058
==========================================================================================

NET ASSETS:

  Beginning of period                                          740,704,979     322,636,921
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(88,320) and $(131,109), respectively)  $751,593,276    $740,704,979
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund paid an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $1 billion                                                0.75%
----------------------------------------------------------------------
Next $1 billion                                                 0.70%
----------------------------------------------------------------------
Over $2 billion                                                 0.625%
______________________________________________________________________
======================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.695%
----------------------------------------------------------------------
Next $250 million                                               0.67%
----------------------------------------------------------------------
Next $500 million                                               0.645%
----------------------------------------------------------------------
Next $1.5 billion                                               0.62%
----------------------------------------------------------------------
Next $2.5 billion                                               0.595%
----------------------------------------------------------------------
Next $2.5 billion                                               0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                0.52%
______________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $209,967.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $20,806 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $114,166.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $1,408,294 for Class A, Class B, Class C, Class R and Investor Class share classes and $6,130 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C, Class R and Investor Class shares paid $331,943, $571,187, $253,087, $7,121 and $365,984, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $38,261 in front-end sales commissions from the sale of Class A shares and $1,506, $16,492, $3,258 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $14,259,968      $ 43,067,825      $ (48,387,111)        $   --         $ 8,940,682     $ 62,236       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            14,259,968        43,067,825        (48,387,111)            --           8,940,682       63,289           --
==================================================================================================================================
  Subtotal        $28,519,936      $ 86,135,650      $ (96,774,222)        $   --         $17,881,364     $125,525       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 4,905,700      $ 77,755,697      $ (82,661,397)        $   --         $        --     $  5,223       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                    --       130,131,667        (96,804,529)            --          33,327,138        9,624           --
==================================================================================================================================
  Subtotal        $ 4,905,700      $207,887,364      $(179,465,926)        $   --         $33,327,138     $ 14,847       $   --
==================================================================================================================================
  Total           $33,425,636      $294,023,014      $(276,240,148)        $   --         $51,208,502     $140,372       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $0 and sales of $7,735,000, which resulted in net realized gains of $2,126,225.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $13,384.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $3,189 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $32,769,431 were on loan to brokers. The loans were secured by cash collateral of $33,327,138 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $14,847 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these Limitation rules, the Fund is limited as of October 31, 2004 to utilizing $1,546,948,307 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2009                                                $1,067,080,173
------------------------------------------------------------------------------
October 31, 2010                                                   532,535,321
------------------------------------------------------------------------------
October 31, 2011                                                    35,095,604
==============================================================================
Total capital loss carryforward                                 $1,634,711,098
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Growth Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $387,343,053 and $365,180,262, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 80,318,882
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (17,164,639)
==============================================================================
Net unrealized appreciation of investment securities             $ 63,154,243
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $727,257,708.

NOTE 11--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(A)
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    APRIL 30, 2005                OCTOBER 31, 2004
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,456,295    $ 33,478,961      6,225,450    $  57,170,463
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,158,312      10,764,191      2,516,228       22,341,073
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,034,121       9,651,420      2,041,593       18,173,950
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         41,704         402,574        111,709        1,022,930
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               1,494,394      14,520,052      4,268,368       39,323,955
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                       3,989,941      38,701,639      2,436,212       22,232,973
========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                             --              --        445,760        3,960,921
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         24,464          210,855
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        426,258        3,668,554
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                      --              --     50,546,207      449,143,077
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        203,261       1,964,867        472,810        4,373,299
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (211,295)     (1,964,867)      (489,052)      (4,373,299)
========================================================================================================================
Reacquired:
  Class A                                                     (2,877,653)    (27,758,353)    (5,108,536)     (46,826,136)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,823,491)    (16,948,244)    (3,420,244)     (30,260,712)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,136,316)    (10,558,558)    (2,120,502)     (18,744,901)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (112,698)     (1,081,622)       (48,964)        (448,439)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (4,759,426)    (46,240,232)   (13,848,145)    (126,645,903)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (74,710)       (732,988)       (18,629)        (169,816)
========================================================================================================================
                                                                 382,439    $  4,198,840     44,460,987    $ 394,152,844
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 10% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. 7% of the outstanding shares of the fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Institutional Class shares commenced sales on April 30, 2004.
(c) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Growth Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 51,442,689 shares of the Fund for 234,385,533 shares of INVESCO Growth Fund outstanding as of the close of business on October 31, 2003. INVESCO Growth Fund's net assets at that date of $456,983,407, including $93,333,500 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $322,706,968.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        CLASS A
                                ----------------------------------------------------------------------------------------
                                SIX MONTHS
                                   ENDED                                   YEAR ENDED OCTOBER 31,
                                 APRIL 30,          --------------------------------------------------------------------
                                   2005               2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   9.16           $   8.88       $   7.37       $   8.82       $  17.74       $  11.29
------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       0.00(a)(b)        (0.08)(a)      (0.08)(a)      (0.09)(a)      (0.08)(a)      (0.15)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.08               0.36           1.59          (1.36)         (8.84)          6.60
========================================================================================================================
    Total from investment
      operations                     0.08               0.28           1.51          (1.45)         (8.92)          6.45
========================================================================================================================
Net asset value, end of period   $   9.24           $   9.16       $   8.88       $   7.37       $   8.82       $  17.74
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                      0.87%              3.15%         20.49%        (16.44)%       (50.28)%        57.13%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $186,431           $177,498       $154,052       $105,320       $138,269       $225,255
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           1.55%(d)           1.54%          1.82%          1.70%          1.57%          1.58%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           1.61%(d)           1.55%          1.82%          1.70%          1.57%          1.58%
========================================================================================================================
Ratio of net investment income
  (loss) to average net assets       0.03%(b)(d)       (0.92)%        (1.01)%        (1.01)%        (0.72)%        (0.82)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)             48%               111%           123%           111%           124%           113%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.01) and $(0.30)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $191,253,560.
(e)  Not annualized for periods less than one year.

                                                                         CLASS B
                                -----------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                    YEAR ENDED OCTOBER 31,
                                APRIL 30,          ----------------------------------------------------------------------
                                   2005              2004             2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   8.82          $   8.61         $   7.20       $   8.67       $  17.54       $  11.25
-------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)      (0.03)(a)(b)      (0.14)(a)        (0.12)(a)      (0.14)(a)      (0.16)(a)      (0.27)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.09              0.35             1.53          (1.33)         (8.71)          6.56
=========================================================================================================================
    Total from investment
      operations                     0.06              0.21             1.41          (1.47)         (8.87)          6.29
=========================================================================================================================
Net asset value, end of period   $   8.88          $   8.82         $   8.61       $   7.20       $   8.67       $  17.54
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                      0.68%             2.44%           19.58%        (16.96)%       (50.57)%        55.91%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $105,857          $112,931         $122,011       $104,040       $144,747       $210,224
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           2.20%(d)          2.19%            2.47%          2.35%          2.23%          2.24%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           2.26%(d)          2.20%            2.47%          2.35%          2.23%          2.24%
=========================================================================================================================
Ratio of net investment income
  (loss) to average net assets      (0.62)%(b)(d)     (1.57)%          (1.66)%        (1.66)%        (1.39)%        (1.48)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)             48%              111%             123%           111%           124%           113%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and $(0.95)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $115,184,129.
(e)  Not annualized for periods less than one year.

                                                                     CLASS C
                                ----------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                YEAR ENDED OCTOBER 31,
                                APRIL 30,          ---------------------------------------------------------------
                                   2005             2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  8.83           $  8.62       $  7.21       $  8.67       $ 17.55       $ 11.25
------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)     (0.03)(a)(b)      (0.14)(a)     (0.12)(a)     (0.14)(a)     (0.16)(a)     (0.27)(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 0.08              0.35          1.53         (1.32)        (8.72)         6.57
==================================================================================================================
    Total from investment
      operations                    0.05              0.21          1.41         (1.46)        (8.88)         6.30
==================================================================================================================
Net asset value, end of period   $  8.88           $  8.83       $  8.62       $  7.21       $  8.67       $ 17.55
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(c)                     0.57%             2.44%        19.56%       (16.84)%      (50.60)%       56.00%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $47,817           $48,420       $44,272       $36,575       $57,865       $79,392
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          2.20%(d)          2.19%         2.47%         2.35%         2.23%         2.24%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          2.26%(d)          2.20%         2.47%         2.35%         2.23%         2.24%
==================================================================================================================
Ratio of net investment income
  (loss) to average net assets     (0.62)%(b)(d)     (1.57)%       (1.66)%       (1.66)%       (1.39)%       (1.48)%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)            48%              111%          123%          111%          124%          113%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and $(0.95)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $51,036,875.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS R
                                                              --------------------------------------------------------
                                                                                                         JUNE 3, 2002
                                                              SIX MONTHS           YEAR ENDED             (DATE SALES
                                                                ENDED              OCTOBER 31,           COMMENCED) TO
                                                              APRIL 30,        -------------------        OCTOBER 31,
                                                                 2005           2004         2003            2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.13         $ 8.87       $ 7.37          $  8.40
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)(b)   (0.10)(a)    (0.09)(a)        (0.04)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.09           0.36         1.59            (0.99)
======================================================================================================================
    Total from investment operations                              0.08           0.26         1.50            (1.03)
======================================================================================================================
Net asset value, end of period                                  $ 9.21         $ 9.13       $ 8.87          $  7.37
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                                   0.88%          2.93%       20.35%          (12.26)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,132         $2,761       $2,127          $     9
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.70%(d)       1.69%        1.97%            1.85%(e)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.76%(d)       1.70%        1.97%            1.85%(e)
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.12)%(b)(d)  (1.07)%      (1.16)%          (1.16)%(e)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(f)                                          48%           111%         123%             111%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.02) and $(0.45)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,871,902.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                   INVESTOR CLASS
                                                              ---------------------------------------------------------
                                                                                                     SEPTEMBER 30, 2003
                                                              SIX MONTHS                                (DATE SALES
                                                                ENDED            YEAR ENDED            COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,            OCTOBER 31,
                                                                 2005               2004                    2003
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   9.20           $   8.88                 $ 8.24
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.01(a)(b)        (0.05)(a)(c)           (0.01)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.08               0.37                   0.65
=======================================================================================================================
    Total from investment operations                               0.09               0.32                   0.64
=======================================================================================================================
Net asset value, end of period                                 $   9.29           $   9.20                 $ 8.88
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(d)                                                    0.98%              3.60%(c)               7.77%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $350,469           $376,905                 $  174
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.39%(e)           1.19%                  1.56%(f)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.45%(e)           1.42%                  1.56%(f)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets        0.19%(b)(e)       (0.57)%                (0.75)%(f)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(g)                                           48%               111%                   123%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.00 and $(0.14)%, respectively.
(c) The advisor reimbursed Investor Class expenses related to an overpayment of Rule 12b-1 fees of the INVESCO Growth fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not reimbursed these expenses the net investment income per share, the ratio of expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been (0.07), 1.41%, (0.79) and 3.27%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $381,925,018.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               APRIL 30, 2004
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2005               2004
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.18            $  9.13
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.04(a)(b)        (0.01)(a)
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.08               0.06
=============================================================================================
    Total from investment operations                              0.12               0.05
=============================================================================================
Net asset value, end of period                                 $  9.30            $  9.18
_____________________________________________________________________________________________
=============================================================================================
Total return(c)                                                   1.31%              0.55%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $58,887            $22,190
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.84%(d)           0.92%(e)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.90%(d)           0.93%(e)
=============================================================================================
Ratio of net investment income to average net assets              0.74%(b)(d)       (0.30)%(e)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(f)                                          48%               111%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and $0.41%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $41,312,037.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.94%

ADVERTISING-0.86%

Omnicom Group Inc.                                18,000   $  1,492,200
=======================================================================

AEROSPACE & DEFENSE-1.08%

L-3 Communications Holdings, Inc.                 26,500      1,880,705
=======================================================================

AIR FREIGHT & LOGISTICS-0.80%

Robinson (C.H.) Worldwide, Inc.                   27,000      1,393,200
=======================================================================

APPAREL RETAIL-2.31%

Abercrombie & Fitch Co.-Class A                   22,000      1,186,900
-----------------------------------------------------------------------
Chico's FAS, Inc.(a)                              53,000      1,358,390
-----------------------------------------------------------------------
Urban Outfitters, Inc.(a)                         33,000      1,461,900
=======================================================================
                                                              4,007,190
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.19%

Coach, Inc.(a)                                    83,000      2,224,400
-----------------------------------------------------------------------
Polo Ralph Lauren Corp.                           45,000      1,579,500
=======================================================================
                                                              3,803,900
=======================================================================

APPLICATION SOFTWARE-3.35%

Amdocs Ltd. (United Kingdom)(a)                   60,000      1,602,600
-----------------------------------------------------------------------
Autodesk, Inc.(a)                                 35,100      1,117,233
-----------------------------------------------------------------------
Mercury Interactive Corp.(a)                      36,000      1,487,880
-----------------------------------------------------------------------
MicroStrategy Inc.-Class A(a)                     18,000        783,540
-----------------------------------------------------------------------
NAVTEQ Corp.(a)                                   22,700        826,734
=======================================================================
                                                              5,817,987
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.07%

Investors Financial Services Corp.(b)             50,000      2,097,500
-----------------------------------------------------------------------
Legg Mason, Inc.                                  21,000      1,488,060
=======================================================================
                                                              3,585,560
=======================================================================

AUTO PARTS & EQUIPMENT-0.87%

Autoliv, Inc.                                     34,000      1,504,500
=======================================================================

BIOTECHNOLOGY-3.85%

Charles River Laboratories International,
  Inc.(a)                                         40,400      1,913,748
-----------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)                   30,000        689,700
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          45,000      1,669,500
-----------------------------------------------------------------------
Invitrogen Corp.(a)                               14,000      1,025,780
-----------------------------------------------------------------------
Martek Biosciences Corp.(a)(b)                    36,000      1,377,720
=======================================================================
                                                              6,676,448
=======================================================================

CASINOS & GAMING-0.93%

Station Casinos, Inc.                             25,000      1,613,250
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


COMMODITY CHEMICALS-1.03%

Celanese Corp.-Series A(a)                       122,400   $  1,780,920
=======================================================================

COMMUNICATIONS EQUIPMENT-4.23%

Avaya Inc.(a)                                    140,000      1,215,200
-----------------------------------------------------------------------
Comverse Technology, Inc.(a)                      58,000      1,321,820
-----------------------------------------------------------------------
Corning Inc.(a)                                  100,000      1,375,000
-----------------------------------------------------------------------
Juniper Networks, Inc.(a)                         88,200      1,992,438
-----------------------------------------------------------------------
Scientific-Atlanta, Inc.                          47,000      1,437,260
=======================================================================
                                                              7,341,718
=======================================================================

COMPUTER STORAGE & PERIPHERALS-1.27%

QLogic Corp.(a)                                   40,000      1,329,600
-----------------------------------------------------------------------
Storage Technology Corp.(a)                       31,700        881,260
=======================================================================
                                                              2,210,860
=======================================================================

CONSUMER FINANCE-0.67%

First Marblehead Corp. (The)(a)(b)                30,000      1,155,900
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.02%

Alliance Data Systems Corp.(a)                    58,000      2,343,200
-----------------------------------------------------------------------
Iron Mountain Inc.(a)                             39,000      1,158,300
=======================================================================
                                                              3,501,500
=======================================================================

DEPARTMENT STORES-2.27%

Kohl's Corp.(a)                                   40,000      1,904,000
-----------------------------------------------------------------------
Nordstrom, Inc.                                   40,000      2,033,200
=======================================================================
                                                              3,937,200
=======================================================================

DIVERSIFIED BANKS-0.98%

Centennial Bank Holdings, Inc. (Acquired
  12/27/04; Cost $1,653,750)(a)(c)               157,500      1,701,000
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.71%

Career Education Corp.(a)                         33,800      1,062,672
-----------------------------------------------------------------------
ChoicePoint Inc.(a)                               36,400      1,436,708
-----------------------------------------------------------------------
Corporate Executive Board Co. (The)               34,000      2,234,820
-----------------------------------------------------------------------
Corrections Corp. of America(a)                   45,000      1,703,250
=======================================================================
                                                              6,437,450
=======================================================================

DRUG RETAIL-1.08%

Shoppers Drug Mart Corp. (Canada)(a)              60,000      1,871,498
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.98%

Cooper Industries, Ltd.-Class A (Bermuda)         26,700      1,699,722
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-0.61%

Amphenol Corp.-Class A                            27,000   $  1,064,880
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.78%

Benchmark Electronics, Inc.(a)                    50,000      1,352,000
=======================================================================

GENERAL MERCHANDISE STORES-1.49%

Dollar General Corp.                              80,700      1,642,245
-----------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                       38,300        937,967
=======================================================================
                                                              2,580,212
=======================================================================

HEALTH CARE DISTRIBUTORS-0.86%

Schein (Henry), Inc.(a)                           40,000      1,500,400
=======================================================================

HEALTH CARE EQUIPMENT-6.66%

Biomet, Inc.                                      42,000      1,624,980
-----------------------------------------------------------------------
Fisher Scientific International Inc.(a)           24,000      1,425,120
-----------------------------------------------------------------------
INAMED Corp.(a)                                   15,000        912,600
-----------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                         45,000      2,765,250
-----------------------------------------------------------------------
PerkinElmer, Inc.                                 99,000      1,831,500
-----------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   41,900      1,413,706
-----------------------------------------------------------------------
Waters Corp.(a)                                   40,000      1,585,200
=======================================================================
                                                             11,558,356
=======================================================================

HEALTH CARE FACILITIES-1.05%

Community Health Systems Inc.(a)                  50,000      1,822,500
=======================================================================

HEALTH CARE SERVICES-3.52%

Caremark Rx, Inc.(a)                              45,000      1,802,250
-----------------------------------------------------------------------
Cerner Corp.(a)(b)                                20,000      1,161,200
-----------------------------------------------------------------------
Express Scripts, Inc.(a)                          18,000      1,613,520
-----------------------------------------------------------------------
Renal Care Group, Inc.(a)                         40,000      1,526,000
=======================================================================
                                                              6,102,970
=======================================================================

HEALTH CARE SUPPLIES-1.01%

Cooper Cos., Inc. (The)                           25,900      1,749,545
=======================================================================

HOME FURNISHINGS-0.53%

Tempur-Pedic International Inc.(a)                48,000        916,320
=======================================================================

HOMEBUILDING-1.03%

Pulte Homes, Inc.                                 25,000      1,786,250
=======================================================================

HOTELS, RESORTS & CRUISE LINES-2.26%

Hilton Hotels Corp.                              105,000      2,292,150
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(d)      30,000      1,630,200
=======================================================================
                                                              3,922,350
=======================================================================

HOUSEWARES & SPECIALTIES-1.53%

Fortune Brands, Inc.                              10,200        862,716
-----------------------------------------------------------------------
Jarden Corp.(a)                                   40,000      1,786,800
=======================================================================
                                                              2,649,516
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


INDUSTRIAL MACHINERY-0.53%

Ingersoll-Rand Co. Ltd.-Class A (Bermuda)         12,000   $    922,440
=======================================================================

INTEGRATED OIL & GAS-1.23%

Murphy Oil Corp.                                  24,000      2,138,160
=======================================================================

INTERNET SOFTWARE & SERVICES-1.88%

Digital River, Inc.(a)                            45,500      1,210,300
-----------------------------------------------------------------------
VeriSign, Inc.(a)                                 77,300      2,045,358
=======================================================================
                                                              3,255,658
=======================================================================

IT CONSULTING & OTHER SERVICES-0.99%

Cognizant Technology Solutions Corp.-Class
  A(a)                                            41,000      1,722,410
=======================================================================

LEISURE PRODUCTS-0.48%

Brunswick Corp.                                   20,000        840,000
=======================================================================

MANAGED HEALTH CARE-0.36%

AMERIGROUP Corp.(a)                               18,000        632,160
=======================================================================

MULTI-LINE INSURANCE-0.19%

Quanta Capital Holdings Ltd. (Bermuda)(a)         41,177        329,416
=======================================================================

OFFICE ELECTRONICS-0.56%

Zebra Technologies Corp.-Class A(a)               20,400        974,304
=======================================================================

OIL & GAS DRILLING-2.02%

Nabors Industries, Ltd. (Bermuda)(a)              32,000      1,723,840
-----------------------------------------------------------------------
Noble Corp. (Cayman Islands)                      35,000      1,781,500
=======================================================================
                                                              3,505,340
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.51%

National-Oilwell Varco Inc.(a)                    37,000      1,470,380
-----------------------------------------------------------------------
Smith International, Inc.                         30,000      1,745,400
-----------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)       22,000      1,147,300
=======================================================================
                                                              4,363,080
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.45%

Ultra Petroleum Corp. (Canada)(a)                 50,000      2,524,000
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.03%

Williams Cos., Inc. (The)                        105,000      1,787,100
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.06%

CapitalSource Inc.(a)                             88,000      1,848,000
=======================================================================

PHARMACEUTICALS-2.23%

Medicis Pharmaceutical Corp.-Class A              32,000        899,200
-----------------------------------------------------------------------
MGI Pharma, Inc.(a)                               64,000      1,411,200
-----------------------------------------------------------------------
Valeant Pharmaceuticals International             75,000      1,556,250
=======================================================================
                                                              3,866,650
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

PUBLISHING-0.49%

Getty Images, Inc.(a)                             12,000   $    858,600
=======================================================================

RAILROADS-0.49%

CSX Corp.                                         21,000        842,730
=======================================================================

REAL ESTATE-1.84%

Aames Investment Corp.                           152,400      1,287,780
-----------------------------------------------------------------------
People's Choice Financial Corp. (Acquired
  12/21/04; Cost $1,897,000)(a)(c)               189,700      1,897,000
=======================================================================
                                                              3,184,780
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.16%

CB Richard Ellis Group, Inc.-Class A(a)           57,900      2,012,025
=======================================================================

REGIONAL BANKS-0.56%

Signature Bank(a)                                 39,600        975,348
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.98%

Novellus Systems, Inc.(a)                         36,000        843,480
-----------------------------------------------------------------------
Tessera Technologies Inc.(a)                      32,400        860,544
=======================================================================
                                                              1,704,024
=======================================================================

SEMICONDUCTORS-5.45%

Altera Corp.(a)                                  100,000      2,073,000
-----------------------------------------------------------------------
ATI Technologies Inc. (Canada)(a)                114,700      1,697,560
-----------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)        45,000      1,506,600
-----------------------------------------------------------------------
Microchip Technology Inc.                         80,000      2,278,400
-----------------------------------------------------------------------
National Semiconductor Corp.                     100,000      1,908,000
=======================================================================
                                                              9,463,560
=======================================================================

SPECIALIZED FINANCE-0.72%

Chicago Mercantile Exchange Holdings Inc.          6,400      1,251,328
=======================================================================

SPECIALTY STORES-5.01%

Advance Auto Parts, Inc.(a)                       37,000      1,973,950
-----------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         40,000      1,488,400
-----------------------------------------------------------------------
Office Depot, Inc.(a)                             76,000      1,488,080
-----------------------------------------------------------------------
Staples, Inc.                                     91,500      1,744,905
-----------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                          59,500      1,992,655
=======================================================================
                                                              8,687,990
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS-1.40%

MSC Industrial Direct Co., Inc.-Class A           57,000   $  1,531,590
-----------------------------------------------------------------------
W.W. Grainger, Inc.                               16,300        901,227
=======================================================================
                                                              2,432,817
=======================================================================

TRUCKING-0.53%

Swift Transportation Co., Inc.(a)                 43,000        917,190
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.91%

American Tower Corp.-Class A(a)                   82,600      1,423,198
-----------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)                  90,000      2,116,800
-----------------------------------------------------------------------
NII Holdings Inc.(a)                              28,000      1,401,960
-----------------------------------------------------------------------
SpectraSite, Inc.(a)                              33,000      1,852,290
=======================================================================
                                                              6,794,248
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $154,999,096)                         168,251,365
=======================================================================

MONEY MARKET FUNDS-2.75%

Liquid Assets Portfolio-Institutional
  Class(e)                                     2,385,692      2,385,692
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    2,385,692      2,385,692
=======================================================================
    Total Money Market Funds (Cost
      $4,771,384)                                             4,771,384
=======================================================================
TOTAL INVESTMENTS-99.69% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $159,770,480)               173,022,749
=======================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.72%

STIC Prime Portfolio-Institutional
  Class(e)(f)                                  4,723,100      4,723,100
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $4,723,100)                                       4,723,100
=======================================================================
TOTAL INVESTMENTS-102.41% (Cost $164,493,580)               177,745,849
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.41%)                        (4,190,098)
=======================================================================
NET ASSETS-100.00%                                         $173,555,751
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $3,598,000, which represented 2.07% of the Fund's Net Assets. These securities are considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities.
(d) Each unit represents one common share and one Class B share.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $154,999,096)*                               $ 168,251,365
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $9,494,484)                                9,494,484
============================================================
    Total investments (cost $164,493,580)        177,745,849
============================================================
Receivables for:
  Investments sold                                 2,369,701
------------------------------------------------------------
  Fund shares sold                                    79,121
------------------------------------------------------------
  Dividends                                           61,133
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                24,529
------------------------------------------------------------
Other assets                                          27,946
============================================================
    Total assets                                 180,308,279
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,300,277
------------------------------------------------------------
  Fund shares reacquired                             407,921
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  32,061
------------------------------------------------------------
  Collateral upon return of securities loaned      4,723,100
------------------------------------------------------------
Accrued distribution fees                             95,667
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,383
------------------------------------------------------------
Accrued transfer agent fees                          140,290
------------------------------------------------------------
Accrued operating expenses                            51,829
============================================================
    Total liabilities                              6,752,528
============================================================
Net assets applicable to shares outstanding    $ 173,555,751
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 282,014,629
------------------------------------------------------------
Undistributed net investment income (loss)        (1,592,487)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (120,118,527)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               13,252,136
============================================================
                                               $ 173,555,751
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  88,060,287
____________________________________________________________
============================================================
Class B                                        $  62,328,884
____________________________________________________________
============================================================
Class C                                        $  22,078,567
____________________________________________________________
============================================================
Class R                                        $   1,077,949
____________________________________________________________
============================================================
Institutional Class                            $      10,064
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                            9,560,702
____________________________________________________________
============================================================
Class B                                            7,029,958
____________________________________________________________
============================================================
Class C                                            2,489,778
____________________________________________________________
============================================================
Class R                                              117,727
____________________________________________________________
============================================================
Institutional Class                                    1,085
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        9.21
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.21 divided by
      94.50%)                                  $        9.75
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        8.87
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        8.87
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        9.16
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $        9.28
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $3,721,463 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,182)          $    462,289
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $7,003 after rebates of
  $57,773)                                                          59,761
==========================================================================
    Total investment income                                        522,050
==========================================================================

EXPENSES:

Advisory fees                                                      807,397
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                       7,582
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          181,426
--------------------------------------------------------------------------
  Class B                                                          359,708
--------------------------------------------------------------------------
  Class C                                                          125,661
--------------------------------------------------------------------------
  Class R                                                            2,733
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                         507,388
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                               5
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           11,111
--------------------------------------------------------------------------
Other                                                              106,055
==========================================================================
    Total expenses                                               2,133,861
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (48,695)
==========================================================================
    Net expenses                                                 2,085,166
==========================================================================
Net investment income (loss)                                    (1,563,116)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains (losses) from
    securities sold to affiliates of $(318,507))                19,028,063
--------------------------------------------------------------------------
  Foreign currencies                                                (1,671)
==========================================================================
                                                                19,026,392
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (13,408,650)
--------------------------------------------------------------------------
  Foreign currencies                                                 6,416
==========================================================================
                                                               (13,402,234)
==========================================================================
Net gain from investment securities and foreign currencies       5,624,158
==========================================================================
Net increase in net assets resulting from operations          $  4,061,042
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,563,116)   $ (3,749,647)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  19,026,392       9,151,671
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (13,402,234)     (2,982,396)
==========================================================================================
    Net increase in net assets resulting from operations         4,061,042       2,419,628
==========================================================================================
Share transactions-net:
  Class A                                                      (13,470,372)    (10,422,993)
------------------------------------------------------------------------------------------
  Class B                                                       (9,440,141)    (11,811,705)
------------------------------------------------------------------------------------------
  Class C                                                       (2,871,385)     (4,684,464)
------------------------------------------------------------------------------------------
  Class R                                                          204,721         676,095
------------------------------------------------------------------------------------------
  Institutional Class                                                   --          10,000
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (25,577,177)    (26,233,067)
==========================================================================================
    Net increase (decrease) in net assets                      (21,516,135)    (23,813,439)
==========================================================================================

NET ASSETS:

  Beginning of period                                          195,071,886     218,885,325
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(1,592,487) and $(29,371),
    respectively)                                             $173,555,751    $195,071,886
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.80%
--------------------------------------------------------------------
Over $1 billion                                               0.75%
____________________________________________________________________
====================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
____________________________________________________________________
====================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $36,886.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $9,355 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $507,388 for Class A, Class B, Class C and Class R share classes and $5 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $181,426, $359,708, $125,661 and $2,733, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $18,491 in front-end sales commissions from the sale of Class A shares and $25, $18,942, $1,745 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 1,818,420      $29,453,914       $(28,886,642)         $   --         $2,385,692       $26,132       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             1,818,420       29,453,914        (28,886,642)             --          2,385,692        26,626           --
==================================================================================================================================
  Subtotal        $ 3,636,840      $58,907,828       $(57,773,284)         $   --         $4,771,384       $52,758       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           $ 6,790,375      $27,408,013       $(29,475,288)         $   --         $4,723,100       $ 7,003       $   --
==================================================================================================================================
  Total           $10,427,215      $86,315,841       $(87,248,572)         $   --         $9,494,484       $59,761       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $1,609,832 and sales of $2,346,010, which resulted in net realized gain (loss) of $(318,507).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,454.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $2,200 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended April 30, 2005, the average interfund borrowings for the one day the borrowings were outstanding was $5,340,100 with a weighted average interest rate of 2.94% and interest expense of $430.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended April 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $3,721,463 were on loan to brokers. The loans were secured by cash collateral of $4,723,100 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $7,003 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
October 31, 2008                                              $    407,338
---------------------------------------------------------------------------
October 31, 2009                                                86,724,292
---------------------------------------------------------------------------
October 31, 2010                                                50,812,218
===========================================================================
Total capital loss carryforward                               $137,943,848
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $124,041,823 and $152,710,015, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $20,666,997
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (8,002,162)
===============================================================================
Net unrealized appreciation of investment securities              $12,664,835
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $165,081,014.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,606,859    $ 15,552,162     3,366,280    $ 31,467,821
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        662,305       6,186,393     1,689,471      15,326,444
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        320,993       3,010,529     1,055,967       9,613,286
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         46,364         447,790        79,652         742,690
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                              --              --         1,085          10,000
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        103,592       1,007,200       287,382       2,711,609
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (107,470)     (1,007,200)     (296,604)     (2,711,609)
======================================================================================================================
Reacquired:
  Class A                                                     (3,084,661)    (30,029,734)   (4,869,016)    (44,602,423)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,558,332)    (14,619,334)   (2,730,826)    (24,426,540)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (625,745)     (5,881,914)   (1,595,627)    (14,297,750)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (25,701)       (243,069)       (7,765)        (66,595)
======================================================================================================================
                                                              (2,661,796)   $(25,577,177)   (3,020,001)   $(26,233,067)
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Institutional Class shares commenced sales on April 30, 2004.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                       ------------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                       SIX MONTHS                                                                (DATE OPERATIONS
                                         ENDED                        YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                       APRIL 30,        --------------------------------------------------         OCTOBER 31,
                                          2005           2004           2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  9.08         $  8.92       $   6.54       $  8.58       $ 14.38           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.07)          (0.13)(a)      (0.11)(a)     (0.13)(a)     (0.11)(a)          (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         0.20            0.29           2.49         (1.91)        (5.69)              4.50
=================================================================================================================================
    Total from investment operations       0.13            0.16           2.38         (2.04)        (5.80)              4.38
=================================================================================================================================
Net asset value, end of period          $  9.21         $  9.08       $   8.92       $  6.54       $  8.58           $  14.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            1.43%           1.79%         36.39%       (23.78)%      (40.33)%            43.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $88,060         $99,262       $108,436       $63,463       $94,457           $114,913
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         1.76%(c)        1.74%          1.90%         1.83%         1.65%              1.63%(d)
=================================================================================================================================
  Without fee waivers and/or expense
    reimbursements                         1.80%(c)        1.76%          1.90%         1.83%         1.65%              1.63%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                   (1.24)%(c)      (1.36)%        (1.42)%       (1.49)%       (1.06)%            (0.76)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                   63%            167%           211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $104,530,799.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                        -----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                        SIX MONTHS                                                               (DATE OPERATIONS
                                          ENDED                       YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                        APRIL 30,        -------------------------------------------------         OCTOBER 31,
                                           2005           2004          2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  8.77         $  8.68       $  6.40       $  8.45       $ 14.25           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.10)          (0.18)(a)     (0.15)(a)     (0.18)(a)     (0.18)(a)          (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.20            0.27          2.43         (1.87)        (5.62)              4.47
=================================================================================================================================
    Total from investment operations        0.10            0.09          2.28         (2.05)        (5.80)              4.25
=================================================================================================================================
Net asset value, end of period           $  8.87         $  8.77       $  8.68       $  6.40       $  8.45           $  14.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             1.14%           1.04%        35.63%       (24.26)%      (40.70)%            42.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $62,329         $70,421       $81,298       $58,654       $81,905           $103,893
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          2.41%(c)        2.39%         2.55%         2.48%         2.32%              2.32%(d)
=================================================================================================================================
  Without fee waivers and/or expense
    reimbursements                          2.45%(c)        2.41%         2.55%         2.48%         2.32%              2.32%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.89)%(c)      (2.01)%       (2.07)%       (2.14)%       (1.73)%            (1.45)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    63%            167%          211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $72,537,839.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                        -----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                        SIX MONTHS                                                               (DATE OPERATIONS
                                          ENDED                       YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                        APRIL 30,        -------------------------------------------------         OCTOBER 31,
                                           2005           2004          2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  8.77         $  8.68       $  6.40       $  8.45       $ 14.26           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.10)          (0.18)(a)     (0.15)(a)     (0.18)(a)     (0.18)(a)         (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.20            0.27          2.43         (1.87)        (5.63)             4.48
=================================================================================================================================
    Total from investment operations        0.10            0.09          2.28         (2.05)        (5.81)             4.26
=================================================================================================================================
Net asset value, end of period           $  8.87         $  8.77       $  8.68       $  6.40       $  8.45           $ 14.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             1.14%           1.04%        35.63%       (24.26)%      (40.74)%           42.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $22,079         $24,503       $28,928       $16,404       $23,971           $29,969
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          2.41%(c)        2.39%         2.55%         2.48%         2.32%             2.32%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                          2.45%(c)        2.41%         2.55%         2.48%         2.32%             2.32%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.89)%(c)      (2.01)%       (2.07)%       (2.14)%       (1.73)%           (1.45)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    63%            167%          211%          185%          173%              183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $25,340,541.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS R
                                                              --------------------------------------------------------
                                                                                                         JUNE 3, 2002
                                                              SIX MONTHS           YEAR ENDED             (DATE SALES
                                                                ENDED              OCTOBER 31,           COMMENCED) TO
                                                              APRIL 30,        -------------------        OCTOBER 31,
                                                                 2005           2004         2003            2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.03         $8.89        $6.54           $  8.73
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)        (0.14)(a)    (0.13)(a)         (0.05)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.19          0.28         2.48             (2.14)
======================================================================================================================
    Total from investment operations                              0.13          0.14         2.35             (2.19)
======================================================================================================================
Net asset value, end of period                                  $ 9.16         $9.03        $8.89           $  6.54
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   1.44%         1.57%       35.93%           (25.09)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,078         $ 877        $ 224           $     7
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.91%(c)      1.89%        2.05%             1.98%(d)
======================================================================================================================
  Without fee waivers and/or expense reimbursements               1.95%(c)      1.91%        2.05%             1.98%(d)
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.39)%(c)     (1.51)%      (1.57)%           (1.64)%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                          63%          167%         211%              185%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,102,309.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               APRIL 30, 2004
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2005               2004
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.11             $ 9.22
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)             (0.04)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.19              (0.07)
=============================================================================================
    Total from investment operations                              0.17              (0.11)
=============================================================================================
Net asset value, end of period                                  $ 9.28             $ 9.11
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   1.87%             (1.19)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   10             $   10
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.01%(c)           1.20%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.05%(c)           1.28%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.49)%(c)         (0.82)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          63%               167%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,612.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.15%

AEROSPACE & DEFENSE-0.80%

Boeing Co. (The)                                  275,000   $   16,368,000
==========================================================================

AIR FREIGHT & LOGISTICS-1.14%

FedEx Corp.                                       275,000       23,361,250
==========================================================================

APPAREL RETAIL-1.00%

Chico's FAS, Inc.(a)                              800,000       20,504,000
==========================================================================

APPLICATION SOFTWARE-1.88%

Amdocs Ltd. (United Kingdom)(a)                 1,450,000       38,729,500
==========================================================================

BIOTECHNOLOGY-1.62%

Gilead Sciences, Inc.(a)                          900,000       33,390,000
==========================================================================

CASINOS & GAMING-1.00%

Las Vegas Sands Corp.(a)(b)                       550,000       20,597,500
==========================================================================

COMMUNICATIONS EQUIPMENT-4.91%

Cisco Systems, Inc.(a)                          2,100,000       36,288,000
--------------------------------------------------------------------------
QUALCOMM Inc.                                   1,300,000       45,357,000
--------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)(b)            300,000       19,323,000
==========================================================================
                                                               100,968,000
==========================================================================

COMPUTER HARDWARE-5.15%

Apple Computer, Inc.(a)                         1,200,000       43,272,000
--------------------------------------------------------------------------
Dell Inc.(a)                                    1,800,000       62,694,000
==========================================================================
                                                               105,966,000
==========================================================================

COMPUTER STORAGE & PERIPHERALS-2.71%

EMC Corp.(a)                                    2,650,000       34,768,000
--------------------------------------------------------------------------
Lexmark International, Inc.-Class A(a)            300,000       20,835,000
==========================================================================
                                                                55,603,000
==========================================================================

CONSUMER FINANCE-2.90%

American Express Co.                              500,000       26,350,000
--------------------------------------------------------------------------
SLM Corp.                                         700,000       33,348,000
==========================================================================
                                                                59,698,000
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.97%

Alliance Data Systems Corp.(a)                    600,000       24,240,000
--------------------------------------------------------------------------
Automatic Data Processing, Inc.                   375,000       16,290,000
==========================================================================
                                                                40,530,000
==========================================================================

DEPARTMENT STORES-3.60%

J.C. Penney Co., Inc.                             700,000       33,187,000
--------------------------------------------------------------------------
Kohl's Corp.(a)                                   111,400        5,302,640
--------------------------------------------------------------------------
Nordstrom, Inc.                                   700,000       35,581,000
==========================================================================
                                                                74,070,640
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
DISTILLERS & VINTNERS-0.71%

Constellation Brands, Inc.-Class A(a)             275,000       14,495,250
==========================================================================
DIVERSIFIED COMMERCIAL SERVICES-1.04%

Cendant Corp.                                   1,075,000   $   21,403,250
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.31%

Cooper Industries, Ltd.-Class A (Bermuda)         275,000       17,506,500
--------------------------------------------------------------------------
Rockwell Automation, Inc.                         646,400       29,883,072
==========================================================================
                                                                47,389,572
==========================================================================

FOOTWEAR-1.31%

NIKE, Inc.-Class B                                350,000       26,883,500
==========================================================================

GENERAL MERCHANDISE STORES-1.13%

Target Corp.                                      500,000       23,200,000
==========================================================================

HEALTH CARE EQUIPMENT-3.58%

Bard (C.R.), Inc.                                 300,000       21,351,000
--------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                         300,000       18,435,000
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   475,000       16,026,500
--------------------------------------------------------------------------
Waters Corp.(a)                                   450,000       17,833,500
==========================================================================
                                                                73,646,000
==========================================================================

HEALTH CARE FACILITIES-1.56%

HCA Inc.                                          575,000       32,108,000
==========================================================================

HEALTH CARE SERVICES-1.07%

Caremark Rx, Inc.(a)                              550,000       22,027,500
==========================================================================

HEALTH CARE SUPPLIES-1.53%

Alcon, Inc. (Switzerland)(a)                      325,000       31,525,000
==========================================================================

HOME IMPROVEMENT RETAIL-0.95%

Home Depot, Inc. (The)                            550,000       19,453,500
==========================================================================

HOMEBUILDING-0.82%

D.R. Horton, Inc.                                 550,000       16,775,000
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.22%

Hilton Hotels Corp.                             1,150,000       25,104,500
==========================================================================

HOUSEHOLD PRODUCTS-1.00%

Clorox Co. (The)                                  325,000       20,572,500
==========================================================================

HOUSEWARES & SPECIALTIES-1.54%

Fortune Brands, Inc.                              375,000       31,717,500
==========================================================================

INDUSTRIAL CONGLOMERATES-5.14%

Textron Inc.                                      300,000       22,605,000
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               2,650,000       82,971,500
==========================================================================
                                                               105,576,500
==========================================================================

INDUSTRIAL MACHINERY-0.86%

Danaher Corp.                                     350,000       17,720,500
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INTEGRATED OIL & GAS-1.02%

ConocoPhillips                                    200,000   $   20,970,000
==========================================================================

INTERNET SOFTWARE & SERVICES-5.72%

Google Inc.-Class A(a)(b)                         200,000       44,000,000
--------------------------------------------------------------------------
VeriSign, Inc.(a)                               1,150,000       30,429,000
--------------------------------------------------------------------------
Yahoo! Inc.(a)                                  1,250,000       43,137,500
==========================================================================
                                                               117,566,500
==========================================================================

INVESTMENT BANKING & BROKERAGE-4.76%

Goldman Sachs Group, Inc. (The)                   500,000       53,395,000
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     250,000       22,930,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         400,000       21,572,000
==========================================================================
                                                                97,897,000
==========================================================================

IT CONSULTING & OTHER SERVICES-0.95%

Accenture Ltd.-Class A (Bermuda)(a)               900,000       19,530,000
==========================================================================

MANAGED HEALTH CARE-5.60%

Aetna Inc.                                        750,000       55,027,500
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           400,000       37,804,000
--------------------------------------------------------------------------
WellPoint, Inc.(a)                                175,000       22,356,250
==========================================================================
                                                               115,187,750
==========================================================================

MOVIES & ENTERTAINMENT-1.48%

Walt Disney Co. (The)                           1,150,000       30,360,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.63%

BJ Services Co.                                   700,000       34,125,000
--------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                    500,000       19,870,000
==========================================================================
                                                                53,995,000
==========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.50%

Valero Energy Corp.                               450,000       30,838,500
==========================================================================

PERSONAL PRODUCTS-2.26%

Gillette Co. (The)                                900,000       46,476,000
==========================================================================

PHARMACEUTICALS-5.06%

Johnson & Johnson                                 850,000       58,335,500
--------------------------------------------------------------------------
Sepracor Inc.(a)(b)                               400,000       23,968,000
--------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                        700,000       21,756,000
==========================================================================
                                                               104,059,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


RESTAURANTS-1.51%

McDonald's Corp.                                  500,000   $   14,655,000
--------------------------------------------------------------------------
Yum! Brands, Inc.                                 350,000       16,436,000
==========================================================================
                                                                31,091,000
==========================================================================

SEMICONDUCTORS-4.77%

Analog Devices, Inc.                            1,100,000       37,521,000
--------------------------------------------------------------------------
Microchip Technology Inc.                         950,000       27,056,000
--------------------------------------------------------------------------
National Semiconductor Corp.                    1,750,000       33,390,000
==========================================================================
                                                                97,967,000
==========================================================================

SPECIALIZED FINANCE-1.19%

Chicago Mercantile Exchange Holdings Inc.         125,000       24,440,000
==========================================================================

SPECIALTY CHEMICALS-1.03%

Ecolab Inc.                                       650,000       21,261,500
==========================================================================

SYSTEMS SOFTWARE-4.22%

McAfee Inc.(a)                                    248,600        5,198,226
--------------------------------------------------------------------------
Oracle Corp.(a)                                 3,500,000       40,460,000
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                       2,000,000       41,180,000
==========================================================================
                                                                86,838,226
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,688,052,756)                        2,017,861,938
==========================================================================

MONEY MARKET FUNDS-2.05%

Liquid Assets Portfolio-Institutional
  Class(c)                                     21,046,502       21,046,502
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    21,046,502       21,046,502
==========================================================================
    Total Money Market Funds (Cost
      $42,093,004)                                              42,093,004
==========================================================================
TOTAL INVESTMENTS-100.20% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,730,145,760)                                            2,059,954,942
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-2.86%

STIC Prime Portfolio-Institutional
  Class(c)(d)                                  58,849,525       58,849,525
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $58,849,525)                                        58,849,525
==========================================================================
TOTAL INVESTMENTS-103.06% (Cost
  $1,788,995,285)                                            2,118,804,467
==========================================================================
OTHER ASSETS LESS LIABILITIES-(3.06%)                          (62,915,799)
==========================================================================
NET ASSETS-100.00%                                          $2,055,888,668
__________________________________________________________________________
==========================================================================

Investment Abbreviations:


ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005 .
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,688,052,756)*                           $ 2,017,861,938
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $100,942,529)                      100,942,529
============================================================
    Total investments (cost $1,788,995,285)    2,118,804,467
============================================================
Receivables for:
  Investments sold                                21,581,790
------------------------------------------------------------
  Fund shares sold                                   584,850
------------------------------------------------------------
  Dividends                                          968,339
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  211,894
------------------------------------------------------------
Other assets                                         128,376
============================================================
    Total assets                               2,142,279,716
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           18,939,872
------------------------------------------------------------
  Fund shares reacquired                           5,562,588
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 497,176
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        58,849,525
------------------------------------------------------------
Accrued distribution fees                            740,478
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             4,782
------------------------------------------------------------
Accrued transfer agent fees                        1,462,644
------------------------------------------------------------
Accrued operating expenses                           333,983
============================================================
    Total liabilities                             86,391,048
============================================================
Net assets applicable to shares outstanding  $ 2,055,888,668
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 4,883,168,381
------------------------------------------------------------
Undistributed net investment income (loss)        (5,875,139)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option
  contracts                                   (3,151,213,756)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                329,809,182
============================================================
                                             $ 2,055,888,668
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 1,618,532,928
____________________________________________________________
============================================================
Class B                                      $   366,723,117
____________________________________________________________
============================================================
Class C                                      $    67,313,497
____________________________________________________________
============================================================
Class R                                      $     1,612,837
____________________________________________________________
============================================================
Institutional Class                          $     1,706,289
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          133,066,083
____________________________________________________________
============================================================
Class B                                           32,959,977
____________________________________________________________
============================================================
Class C                                            6,044,504
____________________________________________________________
============================================================
Class R                                              133,457
____________________________________________________________
============================================================
Institutional Class                                  132,105
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         12.16
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.16 divided by
      94.50%)                                $         12.87
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         11.13
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         11.14
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         12.09
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         12.92
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $57,096,353 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $357)            $  11,963,824
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $55,923 after rebates of
  $415,906)                                                         166,381
===========================================================================
    Total investment income                                      12,130,205
===========================================================================

EXPENSES:

Advisory fees                                                     7,408,645
---------------------------------------------------------------------------
Administrative services fees                                        243,033
---------------------------------------------------------------------------
Custodian fees                                                       50,666
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         2,688,134
---------------------------------------------------------------------------
  Class B                                                         2,089,262
---------------------------------------------------------------------------
  Class C                                                           380,433
---------------------------------------------------------------------------
  Class R                                                             3,967
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        4,308,306
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              913
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            50,778
---------------------------------------------------------------------------
Other                                                               462,940
===========================================================================
    Total expenses                                               17,687,077
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (166,118)
===========================================================================
    Net expenses                                                 17,520,959
===========================================================================
Net investment income (loss)                                     (5,390,754)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gain (loss) from
    securities sold to affiliates of $(750,898))                186,981,968
---------------------------------------------------------------------------
  Option contracts written                                        1,212,461
===========================================================================
                                                                188,194,429
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (141,841,247)
---------------------------------------------------------------------------
  Option contracts written                                          (23,540)
===========================================================================
                                                               (141,864,787)
===========================================================================
Net gain from investment securities and option contracts         46,329,642
===========================================================================
Net increase in net assets resulting from operations          $  40,938,888
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (5,390,754)   $  (21,767,576)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              188,194,429       236,255,314
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (141,864,787)     (114,821,148)
==============================================================================================
    Net increase in net assets resulting from operations          40,938,888        99,666,590
==============================================================================================
Share transactions-net:
  Class A                                                       (259,345,924)     (395,056,301)
----------------------------------------------------------------------------------------------
  Class B                                                        (74,620,782)     (138,803,397)
----------------------------------------------------------------------------------------------
  Class C                                                        (12,197,097)      (15,793,039)
----------------------------------------------------------------------------------------------
  Class R                                                            156,669         1,126,374
----------------------------------------------------------------------------------------------
  Institutional Class                                                (86,603)         (547,138)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (346,093,737)     (549,073,501)
==============================================================================================
    Net increase (decrease) in net assets                       (305,154,849)     (449,406,911)
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,361,043,517     2,810,450,428
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(5,875,139) and $(484,385),
    respectively)                                             $2,055,888,668    $2,361,043,517
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund paid an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $30 million                                                1.00%
----------------------------------------------------------------------
Next $320 million                                                0.75%
----------------------------------------------------------------------
Over $350 million                                               0.625%
______________________________________________________________________
======================================================================


    Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.695%
----------------------------------------------------------------------
Next $250 million                                                0.67%
----------------------------------------------------------------------
Next $500 million                                               0.645%
----------------------------------------------------------------------
Next $1.5 billion                                                0.62%
----------------------------------------------------------------------
Next $2.5 billion                                               0.595%
----------------------------------------------------------------------
Next $2.5 billion                                                0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                 0.52%
______________________________________________________________________
======================================================================

    Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $62,848.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $75,427 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $243,033.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $4,308,306 for Class A, Class B, Class C and Class R share classes and $913 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B, Class C and Class R shares paid $2,688,134, $2,089,262, $380,433 and $3,967, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $99,040 in front-end sales commissions from the sale of Class A shares and $1,177, $86,886, $3,471 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04         AT COST         FROM SALES      (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 6,546,085     $182,155,234     $(167,654,817)       $    --         $21,046,502     $ 54,859       $    --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            6,546,085      182,155,234      (167,654,817)            --          21,046,502       55,599            --
===============================================================================================================================
  Subtotal       $13,092,170     $364,310,468     $(335,309,634)       $    --         $42,093,004     $110,458       $    --
===============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04         AT COST         FROM SALES      (DEPRECIATION)      04/30/05        INCOME*     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class          $40,952,850     $234,408,345     $(216,511,670)       $    --        $ 58,849,525     $ 55,923       $    --
===============================================================================================================================
  Total          $54,045,020     $598,718,813     $(551,821,304)       $    --        $100,942,529     $166,381       $    --
_______________________________________________________________________________________________________________________________
===============================================================================================================================

* Net of rebates.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $33,084,071 and sales of $3,815,066, which resulted in net realized gain (loss) of $(750,898).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $27,843.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $5,996 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    During the six months ended April 30, 2005, the average interfund borrowings for the 17 days the borrowings were outstanding was $7,503,571 with a weighted average interest rate of 2.57% and interest expense of $8,980.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended April 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $57,096,353 were on loan to brokers. The loans were secured by cash collateral of $58,849,525 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $55,923 for securities lending transactions, which are net of rebates.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of period                                             3,000      $  421,040
-------------------------------------------------------------------------------------
Written                                                         1,477       1,110,403
-------------------------------------------------------------------------------------
Closed                                                           (477)       (811,191)
-------------------------------------------------------------------------------------
Exercised                                                        (924)       (132,776)
-------------------------------------------------------------------------------------
Expired                                                        (3,076)       (587,476)
=====================================================================================
End of period                                                      --      $       --
_____________________________________________________________________________________
=====================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2009                                                $2,358,363,619
------------------------------------------------------------------------------
October 31, 2010                                                   763,027,747
------------------------------------------------------------------------------
October 31, 2011                                                   196,611,268
==============================================================================
Total capital loss carryforward                                 $3,318,002,634
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $1,085,963,124 and $1,431,732,259, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $363,179,923
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (43,484,014)
==============================================================================
Net unrealized appreciation of investment securities             $319,695,909
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,799,108,558.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.


                                               CHANGES IN SHARES OUTSTANDING(a)
------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED                     YEAR ENDED
                                                                       APRIL 30, 2005                   OCTOBER 31, 2004
                                                              --------------------------------    ----------------------------
                                                                 SHARES             AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        2,118,284       $  26,832,587      6,161,430    $  74,474,713
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        1,054,165          12,243,873      2,836,554       31,535,843
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          349,994           4,055,643      1,109,204       12,390,482
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                           25,422             321,355        139,257        1,669,192
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               10,462             140,178         13,498          172,948
==============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        1,649,811          20,864,289      4,502,782       54,704,748
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (1,800,544)        (20,864,289)    (4,888,349)     (54,704,748)
==============================================================================================================================
Reacquired:
  Class A                                                      (24,188,075)       (307,042,800)   (43,655,916)    (524,235,762)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (5,680,482)        (66,000,366)   (10,449,964)    (115,634,492)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (1,398,272)        (16,252,740)    (2,535,106)     (28,183,521)
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                          (13,100)           (164,686)       (45,049)        (542,818)
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              (16,846)           (226,781)       (56,324)        (720,086)
==============================================================================================================================
                                                               (27,889,181)      $(346,093,737)   (46,867,983)   $(549,073,501)
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund share. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 13--SIGNIFICANT EVENT

The Board of Trustees of the Trust ("Buyer") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Buying Fund") a series of Buyer, would acquire all of the assets of AIM Dent Demographic Trends Fund ("Selling Fund"), a series of AIM Equity Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

  The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                  YEAR ENDED OCTOBER 31,
                                           APRIL 30,          -------------------------------------------------------------------
                                             2005                2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    12.02          $    11.59    $     9.47    $    12.65    $    28.16    $    28.31
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.02)(a)           (0.08)(b)      (0.07)       (0.07)(b)      (0.10)       (0.14)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.16                0.51          2.19         (3.11)       (11.87)         3.18
=================================================================================================================================
    Total from investment operations            0.14                0.43          2.12         (3.18)       (11.97)         3.04
=================================================================================================================================
Less distributions from net realized
  gains                                           --                  --            --            --         (3.54)        (3.19)
=================================================================================================================================
Net asset value, end of period            $    12.16          $    12.02    $    11.59    $     9.47    $    12.65    $    28.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 1.17%               3.71%        22.39%       (25.14)%      (47.38)%       10.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,618,533          $1,844,930    $2,160,823    $2,104,660    $4,001,552    $8,948,781
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              1.38%(d)            1.39%         1.47%         1.33%         1.21%         1.03%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              1.39%(d)            1.40%         1.47%         1.33%         1.22%         1.07%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.32)%(a)(d)       (0.67)%       (0.68)%       (0.64)%       (0.56)%       (0.45)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                        48%                 74%          111%          217%          240%          145%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.54)% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,806,941,166.
(e)  Not annualized for periods less than one year.

                                                                               CLASS B
                                    ---------------------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                                      YEAR ENDED OCTOBER 31,
                                    APRIL 30,          --------------------------------------------------------------------------
                                       2005              2004           2003           2002            2001              2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  11.03          $  10.71       $   8.82       $  11.86        $  26.82         $    27.29
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)          (0.06)(a)         (0.15)(b)      (0.14)         (0.15)(b)       (0.21)             (0.36)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       0.16              0.47           2.03          (2.89)         (11.21)              3.08
=================================================================================================================================
    Total from investment
      operations                         0.10              0.32           1.89          (3.04)         (11.42)              2.72
=================================================================================================================================
Less distributions from net
  realized gains                           --                --             --             --           (3.54)             (3.19)
=================================================================================================================================
Net asset value, end of period       $  11.13          $  11.03       $  10.71       $   8.82        $  11.86         $    26.82
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                          0.91%             2.99%         21.43%        (25.63)%        (47.75)%             9.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $366,723          $434,572       $555,779       $533,224        $922,476         $1,927,514
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       2.08%(d)          2.09%          2.17%          2.04%           1.92%              1.78%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               2.09%(d)          2.10%          2.17%          2.04%           1.93%              1.82%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets          (1.02)%(a)(d)     (1.37)%        (1.38)%        (1.34)%         (1.27)%            (1.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                 48%               74%           111%           217%            240%               145%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (1.24)% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $421,315,256.
(e)  Not annualized for periods less than one year.

                                                                                  CLASS C
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                   YEAR ENDED OCTOBER 31,
                                          APRIL 30,          --------------------------------------------------------------------
                                             2005             2004          2003          2002           2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 11.04           $ 10.72       $  8.83       $ 11.87       $  26.85        $  27.30
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.06)(a)         (0.15)(b)     (0.14)        (0.15)(b)      (0.21)          (0.36)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.16              0.47          2.03         (2.89)        (11.23)           3.10
=================================================================================================================================
    Total from investment operations          0.10              0.32          1.89         (3.04)        (11.44)           2.74
=================================================================================================================================
Less distributions from net realized
  gains                                         --                --            --            --          (3.54)          (3.19)
=================================================================================================================================
Net asset value, end of period             $ 11.14           $ 11.04       $ 10.72       $  8.83       $  11.87        $  26.85
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                               0.91%             2.99%        21.40%       (25.61)%       (47.77)%          9.83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $67,313           $78,330       $91,325       $86,455       $150,604        $301,590
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            2.08%(d)          2.09%         2.17%         2.04%          1.92%           1.78%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            2.09%(d)          2.10%         2.17%         2.04%          1.93%           1.82%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.02)%(a)(d)     (1.37)%       (1.38)%       (1.34)%        (1.27)%         (1.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                      48%               74%          111%          217%           240%            145%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (1.24)% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $76,717,203.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS R
                                                              ----------------------------------------------------------
                                                              SIX MONTHS             YEAR ENDED           JUNE 3, 2002
                                                                ENDED                OCTOBER 31,          (DATE SALES
                                                              APRIL 30,          -------------------     COMMENCED) TO
                                                                 2005             2004         2003     OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.95           $11.56       $ 9.47        $ 11.36
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)        (0.10)(b)    (0.06)         (0.03)(b)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.17             0.49         2.15          (1.86)
========================================================================================================================
    Total from investment operations                              0.14             0.39         2.09          (1.89)
========================================================================================================================
Net asset value, end of period                                  $12.09           $11.95       $11.56        $  9.47
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                                   1.17%            3.37%       22.07%        (16.64)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,613           $1,448       $  311        $    76
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.58%(d)         1.59%        1.67%          1.53%(e)
========================================================================================================================
  Without fee waivers and/or expense reimbursements               1.59%(d)         1.60%        1.67%          1.53%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.52)%(a)(d)    (0.87)%      (0.88)%        (0.84)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                          48%              74%         111%           217%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.05) and (0.74)% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,600,090.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                 INSTITUTIONAL CLASS
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                              YEAR ENDED OCTOBER 31,
                                                    APRIL 30,          ----------------------------------------------------------
                                                       2005             2004         2003      2002          2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $12.73           $12.20       $ 9.91    $ 13.16       $ 29.00     $ 28.96
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.02(a)         (0.01)(b)     0.00      (0.01)(b)     (0.01)      (0.06)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.17             0.54         2.29      (3.24)       (12.29)       3.29
=================================================================================================================================
    Total from investment operations                    0.19             0.53         2.29      (3.25)       (12.30)       3.23
=================================================================================================================================
Less distributions from net realized gains                --               --           --         --         (3.54)      (3.19)
=================================================================================================================================
Net asset value, end of period                        $12.92           $12.73       $12.20    $  9.91       $ 13.16     $ 29.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         1.49%            4.34%       23.11%    (24.70)%      (47.11)%     11.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $1,706           $1,763       $2,213    $ 1,883       $ 7,667     $18,634
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        0.81%(d)         0.84%        0.78%      0.82%         0.69%       0.64%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      0.82%(d)         0.85%        0.78%      0.82%         0.70%       0.68%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            0.25%(a)(d)     (0.12)%       0.01%     (0.12)%       (0.04)%     (0.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                48%              74%         111%       217%          240%        145%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.03% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,839,891.
(e)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to

Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                                     PART C
                                OTHER INFORMATION


Item 23.          Exhibits
a  (1)   -        (a) Amended and Restated Agreement and Declaration of Trust of
                  Registrant, dated May 15, 2002.(18)

         -        (b) Amendment No. 1, dated June 11, 2002, to the Amended and
                  Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(19)

         - (c) Amendment No. 2, dated February 6, 2003, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002, as amended June 11, 2002.(21)

         -        (d) Amendment No. 3, dated May 14, 2003, to the Amended and
                  Restated Agreement and Declaration of Trust, dated May 15,
                  2002.(23)

         -        (e) Amendment No. 4, dated June 11, 2003, to the Amended and
                  Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(24)

         - (f) Amendment No. 5, dated December 10, 2003, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(24)

         - (g) Amendment No. 6, dated September 14, 2004, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002. (26)

         - (h) Amendment No. 7, dated December 2, 2004, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002. (27)

         - (i) Amendment No. 8, dated February 25, 2005, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(29)

         -        (j) Amendment No. 9, dated March 15, 2005, to the Amended and
                  Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(30)


         -        (k) Amendment No. 10, dated August 4, 2005, to the Amended and
                  Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(31)


b (1)    -        (a) Amended and Restated By-Laws of Registrant, adopted
                  effective May 15, 2002.(18)

         -        (b) First Amendment adopted effective November 6, 2003, to the
                  Amended and Restated By-Laws of Registrant, adopted effective
                  May 15, 2002.(25)

         - (c) Second Amendment adopted effective September 15, 2004, to the Amended and Restated By-Laws of Registrant, adopted effective May 15, 2002.(26)


         -        (d) Third Amendment adopted effective June 30, 2005, to the
                  Amended and Restated By-Laws of Registrant, adopted effective
                  May 15, 2002.(31)



c        -        Articles II, VI, VII, VIII and IX of the Amended and Restated
                  Agreement Declaration of Trust, as amended, and Articles IV,
                  V and VI of the Amended and Restated By-Laws define rights of holders of shares.

d  (1)   -        (a) Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(13)

         -        (b) Amendment No. 1, dated December 28, 2001, to Master
                  Investment Advisory Agreement, dated June 21, 2000, between
                  Registrant and A I M Advisors, Inc.(17)

         -        (c) Amendment No. 2, dated August 29, 2002, to Master
                  Investment Advisory Agreement, dated June 21, 2000, between
                  Registrant and A I M Advisors, Inc.(21)

         -        (d) Amendment No. 3, dated May 2, 2003, to Master Investment
                  Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(23)

         -        (e) Amendment No. 4, dated July 1, 2004, to Master Investment
                  Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(26)

         -        (f) Amendment No. 5, dated September 15, 2004, to Master
                  Investment Advisory Agreement, dated June 21, 2000, between
                  Registrant and A I M Advisors, Inc.(26)


         -        (g) Amendment No. 6, dated March 15, 2005, to Master
                  Investment Advisory Agreement, dated June 21, 2000, between
                  Registrant and A I M Advisors, Inc.(31)



         -        (h) Amendment No. 7, dated July 18, 2005, to Master Investment
                  Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(31)


   (2)   -        Master Sub-Advisory Agreement, dated June 21, 2000, between
                  A I M Advisors, Inc. and A I M Capital Management, Inc.(13)

e  (1)   -        (a) Amended and Restated Master Distribution Agreement, dated as of August 18, 2003, between Registrant (all classes of
                  shares except Class B Shares) and A I M Distributors, Inc.(24)

         -        (b) Amendment No. 1 to the Amended and Restated Master
                  Distribution Agreement, dated as of October 29, 2003, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(24)

         -        (c) Amendment No. 2 to the Amended and Restated Master
                  Distribution Agreement, dated as of November 4, 2003, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(24)

         -        (d) Amendment No. 3 to the Amended and Restated Master
                  Distribution Agreement, dated as of November 20, 2003, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(24)

         -        (e) Amendment No. 4 to the Amended and Restated Master
                  Distribution Agreement, dated as of November 24, 2003, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(24)

         -        (f) Amendment No. 5 to the Amended and Restated Master
                  Distribution Agreement, dated as of November 25, 2003, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(24)

         -        (g) Amendment No. 6 to the Amended and Restated Master
                  Distribution Agreement, dated as of January 6, 2004, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(26)

         -        (h) Amendment No. 7 to the Amended and Restated Master
                  Distribution Agreement dated as of March 31, 2004, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(26)

         -        (i) Amendment No. 8 to the Amended and Restated Master
                  Distribution Agreement, dated as of April 30, 2004, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(26)

         -        (j) Amendment No. 9 to the Amended and Restated Master
                  Distribution Agreement, dated as of September 14, 2004, between Registrant (all classes of shares except Class B
                  Shares) and A I M Distributors, Inc.(26)

         -        (k) Amendment No. 10 to the Amended and Restated Master
                  Distribution Agreement, dated as of September 15, 2004, between Registrant (all classes of shares except Class B
                  Shares) and A I M Distributors, Inc.(27)

         -        (l) Amendment No. 11 to the Amended and Restated Master
                  Distribution Agreement, dated as of October 15, 2004, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(27)

         -        (m) Amendment No. 12 to the Amended and Restated Master
                  Distribution Agreement, dated as of November 30, 2004, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(27)

         -        (n) Amendment No. 13 to the Amended and Restated Master
                  Distribution Agreement, dated as of December 30, 2004, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(28)

         -        (o) Amendment No. 14 to the Amended and Restated Master
                  Distribution Agreement, dated as of February 23, 2005, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(29)


         -        (p) Amendment No. 15 to the Amended and Restated Master
                  Distribution Agreement, dated March 15, 2005, between
                  Registrant (all classes of shares except Class B Shares) and A
                  I M Distributors, Inc.(29)



         -        (q) Amendment No. 16 to the Amended and Restated Master
                  Distribution Agreement dated April 25, 2005, between
                  Registrant (all classes of shares except Class B shares) and A
                  I M Distributors, Inc.(31)



         -        (r) Amendment No. 17 to the Amended and Restated Master
                  Distribution Agreement dated July 13, 2005, between Registrant
                  (all classes of shares except Class B shares) and A I M
                  Distributors, Inc.(31)



         -        (s) Amendment No. 18 to the Amended and Restated Master
                  Distribution Agreement dated July 18, 2005, between Registrant
                  (all classes of shares except Class B shares) and A I M
                  Distributors, Inc.(31)





         -        (t) Form of Amendment No. 19 to the Amended and Restated
                  Master Distribution Agreement dated October 22, 2005, between
                  Registrant (all classes of shares except Class B shares) and A
                  I M Distributors, Inc.(31)



         -        (u) Form of Amendment No. 20 to the Amended and Restated
                  Master Distribution Agreement dated October 25, 2005, between
                  Registrant (all classes of shares except Class B shares) and A
                  I M Distributors, Inc.(31)





   (2)   -        (a) Amended and Restated Master Distribution Agreement, dated as of August 18, 2003, between Registrant (Class B Shares) and
                  A I M Distributors, Inc.(24)

         -        (b) Amendment No. 1 to the Amended and Restated Master
                  Distribution Agreement, dated as of October 1, 2003, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.(24)

         -        (c) Amendment No. 2 to the Amended and Restated Master
                  Distribution Agreement, dated as of October 29, 2003, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.( 24)

         -        (d) Amendment No. 3 to the Amended and Restated Master
                  Distribution Agreement, dated as of November 3, 2003, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.( 24)

         -        (e) Amendment No. 4 to the Amended and Restated Master
                  Distribution Agreement, dated as of November 4, 2003, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.( 24)

         -        (f) Amendment No. 5 to the Amended and Restated Master
                  Distribution Agreement, dated as of November 20, 2003, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.( 24)

         -        (g) Amendment No. 6 to the Amended and Restated Master
                  Distribution Agreement, dated as of November 24, 2003, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.( 24)

         -        (h) Amendment No. 7 to the Amended and Restated Master
                  Distribution Agreement, dated as of November 25, 2003, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.( 24)

         -        (i) Amendment No. 8 to the Amended and Restated Master
                  Distribution Agreement, dated as of March 31, 2004, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.(26)

         -        (j) Amendment No. 9 to the Amended and Restated Master
                  Distribution Agreement, dated as of April 30, 2004, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.(26)

         -        (k) Amendment No. 10 to the Amended and Restated Master
                  Distribution Agreement, dated as of September 15, 2004, between Registrant (Class B Shares) and A I M Distributors,
                  Inc.(26)

         -        (l) Amendment No. 11 to the Amended and Restated Master
                  Distribution Agreement, dated as of October 15, 2004, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.(27)

         -        (m) Amendment No. 12 to the Amended and Restated Master
                  Distribution Agreement, dated as of December 30, 2004, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.(28)


         -        (n) Amendment No. 13 to the Amended and Restated Master
                  Distribution Agreement, dated as of March 15, 2005, between
                  Registrant (Class B shares) and A I M Distributors, Inc.(31)



         -        (o) Amendment No. 14 to the Amended and Restated Master
                  Distribution Agreement, dated as of April 29, 2005, between
                  Registrant (Class B shares) and A I M Distributors, Inc.(31)



         -        (p) Amendment No. 15 to the Amended and Restated Master
                  Distribution Agreement, dated July 18, 2005, between
                  Registrant (Class B shares) and A I M Distributors, Inc.(31)





   (3)   -        Form of Selected Dealer Agreement between A I M Distributors,
                  Inc. and selected dealers.(14)

   (4)   -        Form of Bank Selling Group Agreement between A I M
                  Distributors, Inc. and banks.(6)

f  (1)   -        Form of AIM Funds Retirement Plan for Eligible
                  Directors/Trustees, as restated October 1, 2001.(16)

   (2)   -        Form of AIM Funds Director Deferred Compensation Agreement as
                  amended March 7, 2000, September 28, 2001, and September 26,
                  2002.(21)

g  (1)   -        (a) Master Custodian Contract, dated May 1, 2000, between
                  Registrant and State Street Bank and Trust Company.(13)

         - (b) Amendment, dated May 1, 2000 to the Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(13)

         -        (c) Amendment, dated June 29, 2001, to the Master Custodian
                  Contract, dated May 1, 2000, between Registrant and State
                  Street Bank and Trust Company.(16)

         - (d) Amendment, dated April 2, 2002, to the Custodian Contract dated May 1, 2002 between Registrant and State Street Bank and
                  Trust Company.(18)

         -        (e) Amendment, dated September 8, 2004, to the Custodian
                  Contract dated May 1, 2002 between Registrant and State Street
                  Bank and Trust Company. (27)

   (2)   -        (a) Subcustodian Agreement, dated September 9, 1994, between
                  Registrant, Texas Commerce Bank National Association, State
                  Street Bank and Trust Company and A I M Fund Services, Inc.
                  (now known as AIM Investment Services, Inc.)(2)

         -        (b) Amendment No. 1, dated October 2, 1998, to Subcustodian
                  Agreement between Registrant, Chase Bank of Texas, N.A.
                  (formerly Texas Commerce Bank), State Street and Trust Company and A I M Fund Services, Inc. (now known as AIM Investment
                  Services, Inc.)(10)

         -        (c) Amendment No. 2, dated March 15, 2002, to the Subcustodian
                  Agreement, dated September 9, 1994, as amended October 2, 1998 among JPMorgan Chase Bank (formerly known as Chase Bank of
                  Texas, N.A.), State Street Bank and Trust Company and A I M
                  Fund Services, Inc. (now known as AIM Investment Services,
                  Inc.)(22)

   (3)   -        Subcustodian Agreement, dated January 20, 1993, between State
                  Street Bank and Trust Company and The Bank of New York.(24)

   (4)   -        Foreign Assets Delegation Agreement, dated May 31, 2002,
                  between A I M Advisors, Inc. and Registrant.(16)

h  (1)   -        Transfer Agency and Service Agreement, dated July 1, 2004, between Registrant and AIM Investment Services, Inc.(26)

   (2)   -        Shareholder Sub-Accounting Services Agreement between
                  Registrant, First Data Investor Services Group (formerly The
                  Shareholder Services Group, Inc.), Financial Data Services
                  Inc. and Merrill Lynch, Pierce, Fenner & Smith Inc., dated
                  October 1, 1993.(1)

   (3)   -        (a) Amended and Restated Master Administrative Services
                  Agreement, dated July 1, 2004, between Registrant and A I M
                  Advisors, Inc.(27)

         - (b) Amendment No. 1 dated September 15, 2004, to the Amended and Restated Master Administrative Services Agreement dated
                  July 1, 2004, between Registrant and A I M Advisors, Inc.(27)

         -        (c) Amendment No. 2 dated December 2, 2004, to the Amended and
                  Restated Master Administrative Services Agreement dated July
                  1, 2004, between Registrant and A I M Advisors, Inc.(27)


         -        (d) Amendment No. 3 dated March 15, 2005, to the Amended and
                  Restated Master Administrative Services Agreement dated July
                  1, 2004, between Registrant and A I M Advisors, Inc.(31)



         -        (e) Amendment No. 4 dated July 18, 2005, to the Amended and
                  Restated Master Administrative Services Agreement dated July
                  1, 2004, between Registrant and A I M Advisors, Inc.(31)


   (4)   -        Memorandum of Agreement, regarding securities lending, dated
                  October 29, 2003, between Registrant, on behalf of all Funds, and A I M Advisors, Inc.(26)







   (5)   -        Memorandum of Agreement, dated July 1, 2005, between
                  Registrant, on behalf of AIM Diversified Dividend Fund, AIM
                  Large Cap Basic Value Fund, AIM Large Cap Growth Fund, and A I
                  M Advisors, Inc.(28)






   (6)   -        Memorandum of Agreement, dated May 5, 2005, between
                  Registrant, on behalf of each Fund, and A I M Advisors, Inc.
                  (31)



   (7)   -        Second Amended and Restated Interfund Loan Agreement, dated
                  April 30, 2004, between Registrant and A I M Advisors,
                  Inc.(28)



   (8)   -        Expense Reimbursement Agreement Related to DST Transfer Agent
                  System Conversion dated June 30, 2003.(25)



i        -        Opinion and Consent of Ballard Spahr Andrews & Ingersoll
                  LLP.(31)



j  (1)   -        Consent of Ernst & Young LLP.(31)



   (2)   -        Opinion of Ballard Spahr Andrews & Ingersoll LLP concerning federal income tax consequences of the reorganization of AIM
                  Core Stock Fund.(31)



   (3)   -        Opinion of Ballard Spahr Andrews & Ingersoll LLP concerning federal income tax consequences of the reorganization of AIM
                  Dent Demographics Fund.(31)



   (4)   -        Opinion of Ballard Spahr Andrews & Ingersoll LLP concerning federal income tax consequences of the reorganization of AIM
                  Emerging Growth Fund.(31)



   (5)   -        Opinion of Ballard Spahr Andrews & Ingersoll LLP concerning federal income tax consequences of the reorganization of AIM
                  Libra Fund.(31)



   (6)   -        Opinion of Ballard Spahr Andrews & Ingersoll LLP concerning federal income tax consequences of the reorganization of AIM
                  Mid Cap Stock Fund.(31)


k        -        Omitted Financial Statements - None.

l  (1)   -        Agreement concerning initial capitalization of Registrant's
                  AIM Large Cap Growth Fund, dated February 26, 1999.(7)


   (2)   -        Agreement concerning initial capitalization of Registrant's
                  AIM Large Cap Basic Value Fund, dated June 29, 1999.(9)



   (3)   -        Agreement concerning initial capitalization of Registrant's
                  AIM Mid Cap Growth Fund, dated November 1, 1999.(10)



   (4)   -        Agreement concerning initial capitalization of Registrant's
                  AIM Basic Value II Fund and AIM U.S. Growth Fund dated August
                  28, 2002.(21)



m  (1)   -        (a) Amended and Restated Master Distribution Plan dated as of
                  August 18, 2003, between Registrant (Class A Shares) and A I M
                  Distributors, Inc.(24)


         - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class A Shares) and A I M Distributors, Inc.(24)

         - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class A Shares) and A I M Distributors, Inc.(24)

         - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class A Shares) and A I M Distributors, Inc.(24)

         - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class A Shares) and A I M Distributors, Inc.(24)

         - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class A Shares) and A I M Distributors, Inc.(24)

         -        (g) Amendment No. 6, dated March 31, 2004, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class A
                  Shares) and A I M Distributors, Inc.(26)

         -        (h) Amendment No. 7, dated April 30, 2004, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class A
                  Shares) and A I M Distributors, Inc.(26)

         - (i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class A Shares) and A I M Distributors, Inc.(27)

         - (j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class A Shares) and A I M Distributors, Inc.(27)

         - (k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class A Shares) and A I M Distributors, Inc.(28)

         - (l) Amendment No. 11, dated January 1, 2005, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class A Shares) and A I M Distributors, Inc.(28)


         -        (m) Amendment No. 12, dated March 15, 2005, to the Amended and
                  Restated Master Distribution Plan, between Registrant (Class A
                  Shares) and A I M Distributors, Inc.(31)



         -        (n) Amendment No. 13, dated April 29, 2005, to the Amended and
                  Restated Master Distribution Plan, between Registrant (Class A
                  Shares) and A I M Distributors, Inc.(31)



         -        (o) Amendment No. 14, dated July 1, 2005, to the Amended and
                  Restated Master Distribution Plan, between Registrant (Class A
                  Shares) and A I M Distributors, Inc.(31)





         -        (p) Amendment No. 15, dated July 18, 2005, to the Amended and
                  Restated Master Distribution Plan, between Registrant (Class A
                  Shares) and A I M Distributors, Inc.(31)





   (2)   -        (a) Amended and Restated Master Distribution Plan dated as of
                  August 18, 2003, between Registrant (Class B Shares) and A I M
                  Distributors, Inc.(24)

         - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class B Shares) and A I M Distributors, Inc.(24)

         - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class B Shares) and A I M Distributors, Inc.(24)

         - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class B Shares) and A I M Distributors, Inc.(24)

         - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class B Shares) and A I M Distributors, Inc.(24)

         - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class B Shares) and A I M Distributors, Inc.(24)

         -        (g) Amendment No. 6, dated March 31, 2004, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class B
                  Shares) and A I M Distributors, Inc.(26)

         -        (h) Amendment No. 7, dated April 30, 2004, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class B
                  Shares) and A I M Distributors, Inc.(26)

         - (i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class B Shares) and A I M Distributors, Inc.(27)

         - (j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class B Shares) and A I M Distributors, Inc.(27)

         - (k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class B Shares) and A I M Distributors, Inc.(28)


         -        (l) Amendment No. 11, dated March 15, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class B
                  Shares) and A I M Distributors, Inc.(31)





         -        (m) Amendment No. 12, dated April 29, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class B
                  Shares) and A I M Distributors, Inc.(31)



         -        (n) Amendment No. 13, dated July 18, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class B
                  Shares) and A I M Distributors, Inc.(31)





   (3)   -        (a) Amended and Restated Master Distribution Plan dated as of
                  August 18, 2003, between Registrant (Class C Shares) and A I M
                  Distributors, Inc.(24)

         - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class C Shares) and A I M Distributors, Inc.(24)

         - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class C Shares) and A I M Distributors, Inc.( 24)

         - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class C Shares) and A I M Distributors, Inc.( 24)

         - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class C Shares) and A I M Distributors, Inc.( 24)

         - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class C Shares) and A I M Distributors, Inc.( 24)

         -        (g) Amendment No. 6, dated March 31, 2004, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class C
                  Shares) and A I M Distributors, Inc.(26)

         -        (h) Amendment No. 7, dated April 30, 2004, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class C
                  Shares) and A I M Distributors, Inc.(26)

         - (i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class C Shares) and A I M Distributors, Inc.(27)

         - (j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class C Shares) and A I M Distributors, Inc.(27)

         - (k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class C Shares) and A I M Distributors, Inc.(28)



         -        (l) Amendment No. 11, dated March 15, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class C
                  Shares) and A I M Distributors, Inc.(31)



         -        (m) Amendment No. 12, dated April 29, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class C
                  Shares) and A I M Distributors, Inc.(31)



         -        (n) Amendment No. 13, dated July 18, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class C
                  Shares) and A I M Distributors, Inc.(31)





   (4)   -        (a) Amended and Restated Master Distribution Plan dated as of
                  August 18, 2003, between Registrant (Class R Shares) and A I M
                  Distributors, Inc.( 24)

         - (b) Amendment No. 1, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class R Shares) and A I M Distributors, Inc.( 24)

         - (c) Amendment No. 2, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class R Shares) and A I M Distributors, Inc.( 24)

         - (d) Amendment No. 3, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class R Shares) and A I M Distributors, Inc.(24)

         -        (e) Amendment No. 4, dated April 30, 2004, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class R
                  Shares) and A I M Distributors, Inc.(26)

         - (f) Amendment No. 5, dated September 14, 2004, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class R Shares) and A I M Distributors, Inc.(27)

         - (g) Amendment No. 6, dated October 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant
                  (Class R Shares) and A I M Distributors, Inc.(27)


         -        (h) Amendment No. 7, dated April 29, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class R
                  Shares) and A I M Distributors, Inc.(31)



         -        (i) Amendment No. 8, dated July 18, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class R
                  Shares) and A I M Distribution, Inc.(31)






   (5)   -        (a) Amended and Restated Master Distribution Plan
                  (Compensation) between Registrant (Investor Class Shares) and
                  A I M Distributors, Inc., effective July 1, 2004.(26)

         - (b) Amendment No. 1, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Compensation) between
                  Registrant (Investor Class Shares) and A I M Distributors,
                  Inc., effective July 1, 2004.(27)

         - (c) Amendment No. 2, dated November 30, 2004, to the Amended and Restated Master Distribution Plan (Compensation) between
                  Registrant (Investor Class Shares) and A I M Distributors,
                  Inc., effective July 1, 2004.(27)

         -        (d) Amendment No. 3, dated April 29, 2005, to the Amended and
                  Restated Master Distribution Plan (Compensation) between
                  Registrant (Investor Class Shares) and A I M Distributors,
                  Inc., effective July 1, 2004.(31)

         -        (e) Amendment No. 4, dated July 18, 2005, to the Amended and
                  Restated Master Distribution Plan (Compensation) between
                  Registrant (Investor Class Shares) and A I M Distributors,
                  Inc., effective July 1, 2004.(31)

   (6)   -        (a) Amended and Restated Master Distribution Plan
                  (Reimbursement) between Registrant (Investor Class Shares) and
                  A I M Distributors, Inc., effective July 1, 2004.(26)

         - (b) Amendment No. 1, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Reimbursement) between
                  Registrant (Investor Class Shares) and A I M Distributors,
                  Inc., effective July 1, 2004.(27)

         -        (c) Amendment No. 2, dated April 29, 2005, to the Amended and
                  Restated Master Distribution Plan (Reimbursement) between
                  Registrant (Investor Class Shares) and A I M Distributors,
                  Inc., effective July 1, 2004.(29)

         -        (d) Amendment No. 3, dated July 18, 2005, to the Amended and
                  Restated Master Distribution Plan (Reimbursement) between
                  Registrant (Investor Class Shares) and A I M Distributors,
                  Inc., effective July 1, 2004.(31)

   (7)   -        Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class A Shares).(31)

   (8)   -        Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class C Shares).(24)

   (9)   -        Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class R Shares).(24)

   (10)  -        Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Compensation) (Investor Class
                  Shares).(26)

   (11)  -        Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Reimbursement) (Investor Class
                  Shares).(26)





n  (1)   -        Seventh Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds(R) effective December 12, 2001 as amended and restated June 30, 2005.(31)



   (2)   -        Eighth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds(R) effective December 12, 2001 as amended and restated August 4, 2005.(31)



o        -        Reserved.


p  (1)   -        The A I M Management Group Code of Ethics, adopted May 1,
                  1981, as last approved December 2, 2004 to be effective
                  January 1, 2005, relating to A I M Management Group Inc. and A
                  I M Advisors, Inc. and its wholly owned and indirect
                  subsidiaries.(28)

   (2)   -        AIM Funds Code of Ethics of the Registrant, effective
                  September 23, 2000.(14)



q        -        Powers of Attorney for Messrs. Baker, Bayley, Bunch, Crockett,
                  Dowden, Dunn, Fields, Frischling, Graham, Lewis, Pennock, and
                  Williamson and Drs. Mathai-Davis and Soll and Miss.
                  Quigley.(27)



      (1) Incorporated herein by reference to PEA No. 40, filed on February 26, 1992.

      (2) Incorporated herein by reference to PEA No. 44, filed on February 24, 1995.

      (3) Incorporated herein by reference to PEA No. 47, filed on December 29, 1995.

      (4) Incorporated herein by reference to PEA No. 53, filed on October 8, 1997.

      (5) Incorporated herein by reference to PEA No. 54, filed on February 27, 1998.

      (6) Incorporated herein by reference to PEA No. 55, filed on December 11, 1998.

      (7) Incorporated herein by reference to PEA No. 56, filed on February 23, 1999.

      (8)   Incorporated herein by reference to PEA No. 57, filed on March 24,
            1999.

      (9)   Incorporated herein by reference to PEA No. 60, filed on July 15,
            1999.

      (10) Incorporated herein by reference to PEA No. 62, filed on January 6, 2000.

      (11) Incorporated herein by reference to PEA No. 64, filed on March 27, 2000.

      (12)  Incorporated herein by reference to PEA No. 65, filed on May 25,
            2000.

      (13) Incorporated herein by reference to PEA No. 67, filed on February 23, 2001.

      (14) Incorporated herein by reference to PEA No. 68, filed on October 12, 2001.

      (15) Incorporated herein by reference to PEA No. 69, filed on December 14, 2001.

      (16) Incorporated herein by reference to PEA No. 70, filed on December 28, 2001.

      (17) Incorporated herein by reference to PEA No. 71, filed on April 26, 2002.

      (18)  Incorporated herein by reference to PEA No. 72, filed on May 22,
            2002.

      (19)  Incorporated herein by reference to PEA No. 73, filed on June 13,
            2002.

      (20) Incorporated herein by reference to PEA No. 74, filed on August 28, 2002.

      (21) Incorporated herein by reference to PEA No. 75, filed on February 24, 2003.

      (22)  Incorporated herein by reference to PEA No. 76, filed on March 3,
            2003.

      (23)  Incorporated herein by reference to PEA No. 77, filed on July 7,
            2003.

      (24) Incorporated herein by reference to PEA No. 78, filed on February 24, 2003.

      (25)  Incorporated herein by reference to PEA No. 79, filed on March 1,
            2004.

      (26) Incorporated herein by reference to PEA No. 80, filed on September 29, 2004.

      (27) Incorporated herein by reference to PEA No. 81, filed on December 23, 2004.

      (28) Incorporated herein by reference to PEA No. 82, filed on February 25, 2005.

      (29)  Incorporated herein by reference to PEA No. 83, filed on March 1,
            2005.


      (30) Incorporated herein by reference to PEA No. 84, filed on March 30, 2005.



      (31)  Filed herewith electronically.

Item 24.    Persons Controlled by or Under Common Control With the Fund

            None.

Item 25.    Indemnification


            Indemnification provisions for officers, directors, and employees of the Registrant are set forth in Article VIII of the Registrant's Agreement and Declaration of Trust and Article VIII of its Bylaws, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under the Agreement and Declaration of Trust dated July 29, 2003, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust;
            (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant's Bylaws and other applicable law; (iii) in case any shareholder of former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from the indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. [The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class). The Registrant, A I M Advisors, Inc. ("AIM") and other investment companies managed by AIM, their respective officers, trustees, directors and employees are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy also maintains liability insurance policies covering its directors and officers.]



            A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).


            Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

            Section 10 of the Sub-Advisory Agreement between AIM and A I M Capital Management Inc. and Section 11 of the Sub-Advisory Agreement between AIM and H.S. Dent Advisors, Inc., (collectively, the "Sub-Advisory Agreements") provide that the Sub-advisors shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Agreements relate except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisors in the performance by the Sub-advisors of their duties or from reckless disregard by the Sub-advisors of their obligations and duties under the Sub-Advisory Agreements.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Advisor


            The only employment of a substantial nature of AIM's directors and officers is with AIM and its affiliated companies. Reference is also made to the caption "Fund Management - The Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.


Item 27.    Principal Underwriters

(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:


            AIM Counselor Series Trust
            AIM Floating Rate Fund
            AIM Funds Group
            AIM Growth Series
            AIM International Mutual Funds
            AIM Investment Funds
            AIM Investment Securities Funds
            AIM Sector Funds
            AIM Special Opportunities Funds
            AIM Stock Funds AIM Summit Fund
            AIM Tax-Exempt Funds
            AIM Treasurer's Series Trust (with respect to its Investor Class
             Shares)
            AIM Variable Insurance Funds

(b)
Name and Principal                                Position and Offices with               Positions and Offices
Business Address*                                        Underwriter                           with Registrant
Gene L. Needles                               Chairman, Director, President & Chief       None
                                              Executive Officer

Mark H. Williamson                            Director                                    Trustee & Executive Vice
                                                                                          President

John S. Cooper                                Executive Vice President                    None

James L. Salners                              Executive Vice President                    None

James E. Stueve                               Executive Vice President                    None

Michael A. Bredlau                            Senior Vice President                       None

Kevin M. Carome                               Senior Vice President                       Senior Vice President,
                                                                                          Chief Legal Officer and
                                                                                          Secretary

Glenda A. Dayton                              Senior Vice President                       None

Lawrence E. Manierre                          Senior Vice President                       None

Ivy B. McLemore                               Senior Vice President                       None

David J. Nardecchia                           Senior Vice President                       None

Margaret A. Vinson                            Senior Vice President                       None

William J. Wendel                             Senior Vice President                       None

Gary K. Wendler                               Senior Vice President                       None

Scott B. Widder                               Senior Vice President                       None

Dawn M. Hawley                                Vice President & Treasurer                  None

Ofelia M. Mayo                                Vice President, General Counsel             Assistant Secretary
                                              & Assistant Secretary


Rebecca Starling-Klatt                        Chief Compliance Officer and Assistant      None
                                              Vice President


Kathleen J. Pflueger                          Secretary                                   Assistant Secretary



Lance Rejsek                                  Anti-Money Laundering Compliance Officer    Anti-Money Laundering
                                                                                          Compliance Officer




----------
*     11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)         None.

Item 28.    Location of Accounts and Records

            A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29.    Management Services

            None.

Item 30.    Undertakings

            Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 23rd day of August, 2005 .

                          REGISTRANT: AIM EQUITY FUNDS

                                            By:    /s/ROBERT H. GRAHAM
                                               ----------------------------
                                                Robert H. Graham, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                    SIGNATURES                                          TITLE                             DATE
                    ----------                                          -----                             ----

          /s/ROBERT H. GRAHAM                                    Trustee & President                 August 23, 2005
          ----------------------------------                (Principal Executive Officer)
              (Robert H. Graham)

              /s/ Bob R. Baker*                                        Trustee                       August 23, 2005
         -----------------------------------
                 (Bob R. Baker)

              /s/ Frank S. Bayley*                                     Trustee                       August 23, 2005
         -----------------------------------
                (Frank S. Bayley)

              /s/ James T. Bunch*                                      Trustee                       August 23, 2005
         -----------------------------------
                (James T. Bunch)

              /s/ Bruce L. Crockett*                              Chair & Trustee                    August 23, 2005
         -----------------------------------
               (Bruce L. Crockett)

              /s/ Albert R. Dowden*                                    Trustee                       August 23, 2005
         -----------------------------------
               (Albert R. Dowden)

              /s/ Edward K. Dunn, Jr.*                                 Trustee                       August 23, 2005
         -----------------------------------
              (Edward K. Dunn, Jr.)

              /s/ Jack M. Fields*                                      Trustee                       August 23, 2005
         -----------------------------------
                (Jack M. Fields)

              /s/ Carl Frischling*                                     Trustee                       August 23, 2005
         -----------------------------------
                (Carl Frischling)

              /s/ Gerald J. Lewis*                                     Trustee                       August 23, 2005
         -----------------------------------
                (Gerald J. Lewis)

              /s/ Prema Mathai-Davis*                                  Trustee                       August 23, 2005
         -----------------------------------
              (Prema Mathai-Davis)

              /s/ Lewis F. Pennock*                                    Trustee                       August 23, 2005
         -----------------------------------
               (Lewis F. Pennock)

              /s/ Ruth H. Quigley*                                     Trustee                       August 23, 2005
         -----------------------------------
               (Ruth H. Quigley)



              /s/ Larry Soll*                                          Trustee                       August 23, 2005
         -----------------------------------
                  (Larry Soll)

              /s/ Mark H. Williamson*                                  Trustee &                     August 23, 2005
         -----------------------------------                  Executive Vice President
             (Mark H. Williamson)

             /s/SIDNEY M. DILGREN                            Vice President & Treasurer              August 23, 2005
         -----------------------------------                  (Principal Financial and
               (Sidney M. Dilgren)                               Accounting Officer)


  *By     /s/ROBERT H. GRAHAM
          ----------------------------------
                Robert H. Graham
                Attorney-in-Fact


Robert H. Graham, pursuant to powers of attorney dated November 16, 2004.

                                      INDEX

Exhibit Number    Description
--------------    --------------------------------------------------------------
a(1)(k)           Amendment No. 10, dated August 4, 2005, to the Amended and
                  Restated Agreement and Declaration of Trust of Registrant,
                  dated May 15, 2002

b(1)(d) Third Amendment adopted effective June 30, 2005, to the Amended and Restated By-Laws of Registrant, adopted effective
                  May 15, 2002

d(1)(g)           Amendment No. 6, dated March 15, 2005, to Master Investment
                  Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.

d(1)(h)           Amendment No. 7, dated July 18, 2005, to Master Investment
                  Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.

e(1)(q)           Amendment No. 16 to the Amended and Restated Master
                  Distribution Agreement dated April 29, 2005, between
                  Registrant (all classes of shares except Class B shares) and A
                  I M Distributors, Inc.

e(1)(r)           Amendment No. 17 to the Amended and Restated Master
                  Distribution Agreement dated July 13, 2005, between Registrant
                  (all classes of shares except Class B shares) and A I M
                  Distributors, Inc.

e(1)(s)           Amendment No. 18 to the Amended and Restated Master
                  Distribution Agreement dated July 18, 2005, between Registrant
                  (all classes of shares except Class B shares) and A I M
                  Distributors, Inc.

e(1)(t)           Form of Amendment No. 19 to the Amended and Restated Master
                  Distribution Agreement dated October 22, 2005, between
                  Registrant (all classes of shares except Class B shares) and A
                  I M Distributors, Inc.

e(1)(u)           Form of Amendment No. 20 to the Amended and Restated Master
                  Distribution Agreement dated October 25, 2005, between
                  Registrant (all classes of shares except Class B shares) and A
                  I M Distributors, Inc.

e(2)(n)           Amendment No. 13 to the Amended and Restated Master
                  Distribution Agreement, dated as of March 15, 2005, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.

e(2)(o)           Amendment No. 14 to the Amended and Restated Master
                  Distribution Agreement, dated as of April 29, 2005, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.

e(2)(p)           Amendment No. 15 to the Amended and Restated Master
                  Distribution Agreement, dated July 18, 2005, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.

h(3)(d)           Amendment No. 3 dated March 15, 2005, to the Amended and
                  Restated Master Administrative Services Agreement dated July
                  1, 2004, between Registrant and A I M Advisors, Inc.

h(3)(e)           Amendment No. 4 dated July 18, 2005, to the Amended and
                  Restated Master Administrative Services Agreement dated July
                  1, 2004, between Registrant and A I M Advisors, Inc.

h(5)              Memorandum of Agreement, dated July 1, 2005, between
                  Registrant, on behalf of AIM Diversified Dividend Fund, AIM
                  Large Cap Basic Value Fund and AIM Large Cap Growth Fund, and
                  A I M Advisors, Inc.

h(6)              Memorandum of Agreement, dated May 5, 2005, between
                  Registrant, on behalf of each Fund, and A I M Advisors, Inc.

i                 Opinion and Consent of Ballard Spahr Andrews & Ingersoll LLP

j(1)              Consent of Ernst & Young LLP

j(2) Opinion of Ballard Spahr Andrews & Ingersoll LLP concerning federal income tax consequences of the reorganization of AIM
                  Core Stock Fund

j(3) Opinion of Ballard Spahr Andrews & Ingersoll LLP concerning federal income tax consequences of the reorganization of AIM
                  Dent Demographics Fund

j(4) Opinion of Ballard Spahr Andrews & Ingersoll LLP concerning federal income tax consequences of the reorganization of AIM
                  Emerging Growth Fund

j(5) Opinion of Ballard Spahr Andrews & Ingersoll LLP concerning federal income tax consequences of the reorganization of AIM
                  Libra Fund

j(6) Opinion of Ballard Spahr Andrews & Ingersoll LLP concerning federal income tax consequences of the reorganization of AIM
                  Mid Cap Stock Fund

m(1)(m)           Amendment No. 12, dated March 15, 2005, to the Amended and
                  Restated Master Distribution Plan, between Registrant (Class A
                  Shares) and A I M Distributors, Inc.

m(1)(n)           Amendment No. 13, dated April 29, 2005, to the Amended and
                  Restated Master Distribution Plan, between Registrant (Class A
                  Shares) and A I M Distributors, Inc.

m(1)(o)           Amendment No. 14, dated July 1, 2005, to the Amended and
                  Restated Master Distribution Plan, between Registrant (Class A
                  Shares) and A I M Distributors, Inc.

m(1)(p)           Amendment No. 15, dated July 18, 2005, to the Amended and
                  Restated Master Distribution Plan, between Registrant (Class A
                  Shares) and A I M Distributors, Inc.

m(2)(l)           Amendment No. 11, dated March 15, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class B
                  Shares) and A I M Distributors, Inc.

m(2)(m)           Amendment No. 12, dated April 29, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class B
                  Shares) and A I M Distributors, Inc.

m(2)(n)           Amendment No. 13, dated July 18, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class B
                  Shares) and A I M Distributors, Inc.

m(3)(l)           Amendment No. 11, dated March 15, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class C
                  Shares) and A I M Distributors, Inc.

m(3)(m)           Amendment No. 12, dated April 29, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class C
                  Shares) and A I M Distributors, Inc.

m(3)(n)           Amendment No. 13, dated July 18, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class C
                  Shares) and A I M Distributors, Inc.

m(4)(h)           Amendment No. 7, dated April 29, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class R
                  Shares) and A I M Distributors, Inc.

m(4)(i)           Amendment No. 8, dated July 18, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class R
                  Shares) and A I M Distributors, Inc.

m(5)(d)           Amendment No. 3, dated April 29, 2005, to the Amended and
                  Restated Master Distribution Plan (Compensation) between
                  Registrant (Investor Class Shares) and A I M Distributors,
                  Inc., effective July 1, 2004

m(5)(e)           Amendment No. 4, dated July 18, 2005, to the Amended and
                  Restated Master Distribution Plan (Compensation) between
                  Registrant (Investor Class Shares) and A I M Distributors,
                  Inc., effective July 1, 2004

m(6)(d)           Amendment No. 3, dated July 18, 2005, to the Amended and
                  Restated Master Distribution Plan (Reimbursement) between
                  Registrant (Investor Class Shares) and A I M Distributors,
                  Inc., effective July 1, 2004

m(7)              Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class A Shares)

n(1)              Seventh Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds(R) effective December 12, 2001 as amended and restated June 30, 2005

n(2)              Eighth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds(R) effective December 12, 2001 as amended and restated August 4, 2005